UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-643-9691

Date of fiscal year end:          May 31, 2005

Date of reporting period:         November 30, 2005

ITEM 1. REPORT TO SHAREHOLDERS
===============================



                                                                [LOGO]
                                                                WELLS  ADVANTAGE
                                                                FARGO  FUNDS
[GRAPHIC OMITTED]
                                                              NOVEMBER 30, 2005

                                                              Semi-Annual Report

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS(SM)

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio(SM) Wells Fargo Advantage WealthBuilder Equity Portfolio(SM)
Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio(SM)
Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio(SM)
Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio(SM)
Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio(SM)

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   WealthBuilder Conservative Allocation Portfolio ........................    2
   WealthBuilder Equity Portfolio .........................................    4
   WealthBuilder Growth Allocation Portfolio ..............................    6
   WealthBuilder Growth Balanced Portfolio ................................    8
   WealthBuilder Moderate Balanced Portfolio ..............................   10
   WealthBuilder Tactical Equity Portfolio ................................   12
Fund Expenses .............................................................   14
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   WealthBuilder Conservative Allocation Portfolio ........................   15
   WealthBuilder Equity Portfolio .........................................   16
   WealthBuilder Growth Allocation Portfolio ..............................   17
   WealthBuilder Growth Balanced Portfolio ................................   18
   WealthBuilder Moderate Balanced Portfolio ..............................   19
   WealthBuilder Tactical Equity Portfolio ................................   20
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   22
   Statements of Operations ...............................................   24
   Statements of Changes in Net Assets ....................................   26
   Financial Highlights ...................................................   30
Notes to Financial Statements .............................................   32
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................   37
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   39
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed is your WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS semi-annual report for the period ended November 30, 2005. On the following pages, you will find a discussion of the Portfolios -- including the Portfolio managers' strategic outlook -- performance highlights, and information about the Portfolios' holdings.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      At the close of November, the economy showed signs of rebounding from the effects of the Gulf Coast hurricanes and resultant higher energy prices. Consumer confidence indices recovered much of the ground lost after the storms. Consumer spending (excluding autos) was better than expected in October, and holiday sales seemed to be outpacing last year's holiday sales. Employment growth appeared to be moderate.

      Despite higher energy costs, core inflation indices have remained surprisingly stable. Anecdotal reports suggest that companies are having more success in passing along cost increases to consumers, but so far, those reports have not been substantiated by the key inflation indices. Nevertheless, higher inflation figures may emerge as 2005 comes to an end.

      Housing construction and sales of existing single-family homes slowed in October and may point to a softening in the housing boom. Some slackening from the recent feverish pace of sales and price increases is welcome, but since housing has been such an important contributor to U.S. economic expansion, a significant slowing could be a drag on continued economic growth. Higher mortgage rates may also contribute a decline in housing activity.

STOCKS AND BONDS
--------------------------------------------------------------------------------

      The stock market rebounded in November from October's decline with the S&P 500 posting its strongest gain in a year. Lower fuel costs in November and fresh signs of solid, broad-based economic growth left the market with a respectable 4.9% through the first eleven months of 2005. Stocks significantly outperformed bonds during the six-month period with international stocks leading the equity market, followed closely by domestic small-cap stocks. Among domestic large-cap stocks, growth stocks outperformed value stocks during the period.

      Yields on most U.S. Treasury notes and bonds fell as federal funds rate climbed. Demand for U.S. Treasury securities from foreign investors and the tame core inflation data were two factors thought to be keeping bond yields low. By the end of the second quarter, the corporate sectors recovered enough to produce good returns. However, third quarter had bonds declining as the Lehman Brothers U.S. Government/Credit Index suffered its second quarterly loss in 2005. Higher-quality and shorter-duration asset-backed securities were the best-performing sectors during the third quarter and municipal bonds outperformed the taxable, investment-grade sector during the same time.

      November brought a slight rebound from 3rd quarter declines with modest returns. Utilities and financial services outperformed the industrial sector in November, despite the continued rise in interest rates. Treasury securities fell in the rankings during the month, with long-term issues slipping behind the S&P 500 on the year. In contrast, shorter-term, asset- and mortgage-backed securities were insulated against rising rates.

LOOKING AHEAD
--------------------------------------------------------------------------------

      As stock and bond investors seek to determine where inflation, interest rates, and corporate earnings are headed, we may see more unpredictable movements in the markets.

      That's one of the reasons we believe successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each one guided by skillful, independent money managers -- our subadvisors --chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results, offers our investors the firm footing they need to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO (the Portfolio) seeks current income with a secondary emphasis on capital appreciation.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      INCEPTION DATE
   Galen Blomster, CFA                     09/30/2004
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 1.91%(1) (excluding sales charge) for the six-month period ending November 30, 2005, underperforming its benchmark, the S&P 500 Index(2), which returned 5.88%, and outperforming the Lehman Brothers U.S. Government/Credit Index(3), which returned (0.66%) during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIOS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE PORTFOLIO AND ARE DESCRIBED IN THE PORTFOLIO'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      The stock market rally in late October and early November produced solid equity returns for the six-month period, with all major equity styles participating in the gains. Concerns about inflation, led by rising energy prices, resulted in a steady rise in bond yields. Stocks significantly outperformed bonds during the six-month period. International stocks led the equity market despite the appreciation of the dollar, followed closely by domestic small cap stocks. Among domestic large cap stocks, growth stocks outperformed value stocks during the period. The Portfolio's diversification in international and small cap stocks contributed to its performance.

      The Tactical Asset Allocation (TAA) Model, which seeks to enhance the Portfolio's return by shifting assets between stocks and bonds, maintained a 5% shift toward stocks throughout the period. The shift toward stocks in the Portfolio was implemented by shifting the underlying assets away from their long-term strategic allocation of 20% stocks and 80% bonds. During the TAA shift toward stocks, the Portfolio had an effective target allocation of 25% stocks and 75% bonds. With stocks significantly outperforming bonds, the TAA shift toward stocks contributed to the Portfolio's performance during the period.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As of November 30, 2005, the assets of the WealthBuilder Conservative Allocation Portfolio were invested in 16 different stock and bond mutual funds. The bond investing styles included government, agency, mortgage-backed, corporate, and international holdings. The equity styles included large-cap growth, large-cap value, small cap, and international holdings. Of the 16 mutual funds in the Portfolio, nine were WELLS FARGO ADVANTAGE FUNDS, Massachusetts Financial Services and Oppenheimer each managed two of the funds, and each of the remaining three mutual funds were managed by one of the following: T. Rowe Price, John Hancock and ING. There were four changes to the Portfolio's international and large-cap growth and value holdings during the six-month period, including the T. Rowe Price Blue Chip Growth Fund replacing the AIM Blue Chip Fund and the addition of the WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND to the Portfolio's large-cap growth holdings. The John Hancock Classic Value Fund was added as a large-cap value fund. Finally, we replaced the Fidelity Advisor Diversified International Fund with the WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH FUND sub-advised by Artisan Partners Limited Partnership. These changes accounted for the higher portfolio turnover. During routine reviews of the mutual fund holdings in the Portfolio, we monitored a number of factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Stocks outperformed bonds during the six-month period, and the TAA Model indicates that stocks remain compellingly attractive relative to bonds. As a result, the Portfolio will remain overweighted in stocks until the relative valuation between stocks and bonds returns to a more normal environment. Despite ongoing investor concerns, we believe the current economic expansion remains firmly in place and the environment may be ripe for positive returns in the equity market as corporate earnings growth is strong and valuations remain attractive. However, we expect inflationary pressures will continue to challenge bond investors.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCKS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER
SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET).

      THIS  PORTFOLIO  IS  EXPOSED TO SMALL  COMPANY  SECURITIES  RISK,  FOREIGN
INVESTMENT RISK, AND HIGH-YIELD BOND RISK. CONSULT THE PORTFOLIO'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2005, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO.

(1) The Portfolio's Adviser has committed through September 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                          Including Sales Charge       Excluding Sales Charge
                                                       ---------------------------  ---------------------------
                                                                          Life of                      Life of
                                                       6-Month*  1-Year  Portfolio  6-Month*  1-Year  Portfolio
WealthBuilder Conservative Allocation
   Portfolio (Incept. Date 09/30/2004)                   0.38     1.08      2.56      1.91     2.62     3.90
---------------------------------------------------------------------------------------------------------------
Benchmarks
---------------------------------------------------------------------------------------------------------------
   S&P 500 Index(2)                                                                   5.88     8.44    12.34
---------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Government/Credit Index(3)                                   (0.66)    2.48     1.90

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------
Portfolio Turnover                                                           93%
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                                   $ 10.32

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------
Wells Fargo Advantage Short Duration Government Bond Fund                    30%
--------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Portfolio                            20%
--------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Government Income Fund                    15%
--------------------------------------------------------------------------------
Oppenheimer International Bond Fund                                           5%
--------------------------------------------------------------------------------
MFS High Income Fund                                                          5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Equity Value Portfolio                                  5%
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund                                           5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                          2%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                               2%
--------------------------------------------------------------------------------
MFS Strategic Value Fund                                                      2%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                    2%
--------------------------------------------------------------------------------
ING International Value Fund                                                  2%
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                          2%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                           1%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth Fund                                   1%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                        1%

EFFECTIVE ALLOCATION(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stock Funds                                                                (25%)
Bond Funds                                                                 (75%)

GROWTH OF $10,000 INVESTMENT(5) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                            Lehman Brothers
            WealthBuilder Conservative                   U.S. Government/Credit
              Allocation Portfolio      S&P 500 Index           Index
            --------------------------  -------------   ----------------------
 9/30/2004            9,850                $10,000             $10,000
10/31/2004            9,949                $10,153             $10,087
11/30/2004           10,037                $10,564             $ 9,975
12/31/2004           10,145                $10,923             $10,081
 1/31/2005           10,076                $10,657             $10,151
 2/28/2005           10,106                $10,881             $10,084
 3/31/2005            9,997                $10,688             $10,014
 4/30/2005            9,966                $10,485             $10,164
 5/31/2005           10,107                $10,818             $10,291
 6/30/2005           10,173                $10,834             $10,358
 7/31/2005           10,244                $11,237             $10,241
 8/31/2005           10,292                $11,134             $10,393
 9/30/2005           10,284                $11,224             $10,257
10/31/2005           10,180                $11,037             $10,169
11/30/2005           10,300                $11,454             $10,221

--------------------------------------------------------------------------------

    Prior to April 11, 2005, the WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO was named the Wells Fargo WealthBuilder Conservative Allocation Portfolio.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(3) The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an Index.

(4) Characteristics, portfolio holdings, and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of characteristics, portfolio holdings and effective allocation.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO for the life of the Portfolio with the S&P 500 Index and the Lehman Brothers U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      INCEPTION DATE
   Galen Blomster, CFA                     10/01/1997
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 8.83%(1) (excluding sales charge) for the six-month period ending November 30, 2005, outperforming its benchmark, the S&P 500 Index(2), which returned 5.88%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIOS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE PORTFOLIO AND ARE DESCRIBED IN THE PORTFOLIO'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      The stock market rally in late October and early November produced solid equity returns for the six-month period, with all major equity styles participating in the gains. Expectations for a year-end rally were high and seemed to help drive the price increases late in the period. However, easing oil prices, positive economic news, and hopes for a halt to Federal Reserve Board rate hikes also provided encouragement to the equity markets. International stocks led the way despite the appreciation of the dollar, followed closely by domestic small cap stocks. Among domestic large cap stocks, growth stocks outperformed value stocks during the period. The Portfolio's diversification with 40% of the assets in international and small cap stocks contributed to its outperformance.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As of November 30, 2005, the assets of the WealthBuilder Equity Portfolio were invested in 11 different equity mutual funds, with 30% of the assets invested in the large cap growth style, 30% in the large cap value style, 20% in the small cap style, and 20% in the international style. Of the 11 mutual funds in the Portfolio, six were WELLS FARGO ADVANTAGE FUNDS, and each of the remaining five mutual funds were managed by one of the following: Massachusetts Financial Services, T. Rowe Price, Oppenheimer, John Hancock, and ING. There were four changes to the Portfolio's international and large-cap growth and value holdings during the six-month period, including the T. Rowe Price Blue Chip Growth Fund replacing the AIM Blue Chip Fund and the addition of the WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND to the Portfolio's large-cap growth holdings. The John Hancock Classic Value Fund was added as a large-cap value fund. Finally, we replaced the Fidelity Advisor Diversified International Fund with the WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO sub-advised by Artisan Partners Limited Partnership. During routine reviews of the mutual fund holdings in the Portfolio, we monitored a number of factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Despite ongoing investor concerns, we believe the current economic expansion remains firmly in place and the environment may be ripe for positive returns in the equity market as corporate earnings growth is strong and valuations remain attractive. During heightened equity market volatility and rapid changes in market leadership -- as we have seen over the past several years -- maintaining a long-term strategic asset allocation with broad diversification can prove to be a smart strategy to protect against market volatility.

      STOCKS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET).

      THIS PORTFOLIO IS EXPOSED TO SMALL COMPANY SECURITIES RISK AND FOREIGN INVESTMENTS RISK. CONSULT THE PORTFOLIO'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2005, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO.

(1) The Portfolio's Adviser has committed through September 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

    Prior to April 11, 2005, the WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO was named the Wells Fargo WealthBuilder Equity Portfolio, and prior to October 1, 2004, the Portfolio was named the Wells Fargo WealthBuilder Growth and Income Portfolio. Performance shown for the Portfolio for periods prior to November 8, 1999, reflects the performance of the Norwest WealthBuilder II Growth and Income Portfolio, its predecessor Portfolio.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                            Including Sales Charge                  Excluding Sales Charge
                                       -----------------------------------  -----------------------------------
                                                                  Life of                              Life of
                                       6-Month*  1-Year  5-Year  Portfolio  6-Month*  1-Year  5-Year  Portfolio
---------------------------------------------------------------------------------------------------------------
WealthBuilder Equity Portfolio
  (Incept. Date 10/01/1997)              7.20     7.95   (0.36)     3.51      8.83     9.60   (0.05)    3.70
---------------------------------------------------------------------------------------------------------------
Benchmark
---------------------------------------------------------------------------------------------------------------
  S&P 500 Index(2)                                                            5.88     8.44    0.64     5.05
---------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

Portfolio Turnover                                                           52%
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                                    $12.45

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

Wells Fargo Advantage Equity Value Portfolio                                 15%
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund                                          15%
--------------------------------------------------------------------------------
ING International Value Fund                                                 10%
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                         10%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                          8%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                               7%
--------------------------------------------------------------------------------
MFS Strategic Value Fund                                                      7%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                    7%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                        7%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth Fund                                   7%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                           7%

EFFECTIVE  ALLOCATION(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Small Cap                                                                  (20%)
International                                                              (20%)
Large Cap Growth                                                           (30%)
Large Cap Value                                                            (30%)

GROWTH OF $10,000 INVESTMENT(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                            WealthBuilder Equity
                                                  Portfolio        S&P 500 Index
                                            --------------------   -------------
 10/1/1997                                         9,850              10,000
10/31/1997                                         9,446               9,666
11/30/1997                                         9,584              10,114
12/31/1997                                         9,727              10,287
 1/31/1998                                         9,835              10,401
 2/28/1998                                        10,456              11,151
 3/31/1998                                        10,929              11,721
 4/30/1998                                        11,067              11,841
 5/31/1998                                        10,811              11,637
 6/30/1998                                        10,949              12,110
 7/31/1998                                        10,604              11,981
 8/31/1998                                         8,948              10,250
 9/30/1998                                         9,293              10,907
10/31/1998                                         9,963              11,794
11/30/1998                                        10,584              12,509
12/31/1998                                        11,154              13,229
 1/31/1999                                        11,480              13,782
 2/28/1999                                        11,085              13,353
 3/31/1999                                        11,509              13,888
 4/30/1999                                        12,003              14,425
 5/31/1999                                        11,795              14,085
 6/30/1999                                        12,456              14,866
 7/31/1999                                        12,239              14,402
 8/31/1999                                        12,081              14,331
 9/30/1999                                        11,884              13,938
10/31/1999                                        12,565              14,820
11/30/1999                                        13,127              15,121
12/31/1999                                        14,198              16,012
 1/31/2000                                        13,760              15,208
 2/29/2000                                        14,088              14,921
 3/31/2000                                        15,024              16,380
 4/30/2000                                        14,536              15,887
 5/31/2000                                        14,038              15,561
 6/30/2000                                        14,775              15,946
 7/31/2000                                        14,457              15,697
 8/31/2000                                        15,323              16,672
 9/30/2000                                        14,715              15,791
10/31/2000                                        14,447              15,725
11/30/2000                                        13,292              14,486
12/31/2000                                        13,773              14,557
 1/31/2001                                        13,899              15,074
 2/28/2001                                        12,592              13,700
 3/31/2001                                        11,567              12,833
 4/30/2001                                        12,550              13,829
 5/31/2001                                        12,581              13,922
 6/30/2001                                        12,288              13,583
 7/31/2001                                        12,006              13,450
 8/31/2001                                        11,358              12,610
 9/30/2001                                        10,207              11,592
10/31/2001                                        10,542              11,813
11/30/2001                                        11,222              12,720
12/31/2001                                        11,499              12,831
 1/31/2002                                        11,200              12,644
 2/28/2002                                        10,892              12,400
 3/31/2002                                        11,445              12,866
 4/30/2002                                        10,988              12,087
 5/31/2002                                        10,775              11,997
 6/30/2002                                        10,061              11,143
 7/31/2002                                         8,965              10,275
 8/31/2002                                         8,986              10,342
 9/30/2002                                         7,996               9,219
10/31/2002                                         8,603              10,029
11/30/2002                                         9,135              10,619
12/31/2002                                         8,592               9,995
 1/31/2003                                         8,283               9,734
 2/28/2003                                         8,092               9,588
 3/31/2003                                         8,102               9,680
 4/30/2003                                         8,794              10,478
 5/31/2003                                         9,359              11,029
 6/30/2003                                         9,486              11,170
 7/31/2003                                         9,763              11,367
 8/31/2003                                         9,997              11,589
 9/30/2003                                         9,859              11,466
10/31/2003                                        10,487              12,114
11/30/2003                                        10,668              12,220
12/31/2003                                        11,115              12,861
 1/31/2004                                        11,360              13,097
 2/29/2004                                        11,531              13,279
 3/31/2004                                        11,477              13,079
 4/30/2004                                        11,115              12,873
 5/31/2004                                        11,243              13,050
 6/30/2004                                        11,499              13,303
 7/31/2004                                        10,998              12,863
 8/31/2004                                        10,956              12,914
 9/30/2004                                        11,222              13,054
10/31/2004                                        11,488              13,253
11/30/2004                                        12,095              13,790
12/31/2004                                        12,521              14,259
 1/31/2005                                        12,137              13,911
 2/28/2005                                        12,393              14,203
 3/31/2005                                        12,116              13,952
 4/30/2005                                        11,733              13,687
 5/31/2005                                        12,180              14,122
 6/30/2005                                        12,329              14,142
 7/31/2005                                        12,904              14,668
 8/31/2005                                        12,851              14,534
 9/30/2005                                        13,053              14,652
10/31/2005                                        12,766              14,407
11/30/2005                                        13,255              14,952
--------------------------------------------------------------------------------

(3) Characteristics, portfolio holdings and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of characteristics, portfolio holdings and effective allocation.

(4) The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO for the life of the Portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO (Portfolio) seeks capital appreciation with a secondary emphasis on current income.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      INCEPTION DATE
   Galen G. Blomster, CFA                  09/30/2004
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 8.03%(1) (excluding sales charge) for the six-month period ending November 30, 2005, outperforming its benchmark, the S&P 500 Index(2), which returned 5.88%, and outperforming the Lehman Brothers U.S. Government/Credit Index(3), which returned (0.66%) during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIOS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE PORTFOLIO AND ARE DESCRIBED IN THE PORTFOLIO'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      The stock market rally in late October and early November produced solid equity returns for the six-month period, with all major equity styles participating in the gains. Concerns about inflation, led by rising energy prices, resulted in a steady rise in bond yields. Stocks significantly outperformed bonds during the six-month period. International stocks led the equity market despite the appreciation of the dollar, followed closely by domestic small cap stocks. Among domestic large cap stocks, growth stocks outperformed value stocks during the period. The Portfolio's diversification in international and small cap stocks contributed to its outperformance.

      The Tactical Asset Allocation (TAA) Model, which seeks to enhance the Portfolio's return by shifting assets between stocks and bonds, maintained a 15% shift toward stocks throughout the period. The shift toward stocks in the Portfolio was implemented by shifting the underlying assets away from their long-term strategic allocation of 80% stocks and 20% bonds. During the TAA shift toward stocks, the Portfolio had an effective target allocation of 95% stocks and 5% bonds. With stocks significantly outperforming bonds, the TAA shift toward stocks contributed to the Portfolio's performance during the period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As of November 30, 2005, the assets of the WealthBuilder Growth Allocation Portfolio were invested in 12 different stock and bond mutual funds. The bond investing styles included government, agency, mortgage-backed, and corporate holdings. The equity styles included large-cap growth, large-cap value, small cap, and international holdings. Of the 12 mutual funds in the Portfolio, seven were WELLS FARGO ADVANTAGE FUNDS, and each of the remaining five were managed by one of the following: T. Rowe Price, John Hancock, Massachusetts Financial Services, Oppenheimer and ING. There were four changes to the Portfolio's international and large-cap growth and value holdings during the six-month period, including the addition of the T. Rowe Price Blue Chip Growth Fund replacing the AIM Blue Chip Fund, and the WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND to the Portfolio's large-cap growth holdings. The John Hancock Classic Value Fund was added as a large-cap value fund. Finally, we replaced the Fidelity Advisor Diversified International Fund with the WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO sub-advised by Artisan Partners Limited Partnership. During routine reviews of the mutual fund holdings in the Portfolio, we monitored a number of factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      While stocks outperformed bonds during the six-month period, the TAA Model indicates that stocks remain compellingly attractive relative to bonds. As a result, the Portfolio will remain overweighted in stocks until the relative valuation between stocks and bonds returns to a more normal environment. Despite ongoing investor concerns, we believe the current economic expansion remains firmly in place and the environment may be ripe for positive returns in the equity market as corporate earnings growth is strong and valuations remain attractive. However, we expect inflationary pressures will continue to challenge bond investors.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCKS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER
SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET).

      THIS PORTFOLIO IS EXPOSED TO SMALL COMPANY SECURITIES RISK, FOREIGN INVESTMENTS RISK, AND HIGH-YIELD BOND RISK. CONSULT THE PORTFOLIO'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2005, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO.

(1) The Portfolio's Adviser has committed through September 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                         Including Sales Charge        Excluding Sales Charge
                                                       --------------------------   ----------------------------
                                                                          Life of                      Life of
                                                       6-Month*  1-Year  Portfolio  6-Month*  1-Year   Portfolio
---------------------------------------------------------------------------------------------------------------
WealthBuilder Growth Allocation
   Portfolio (Incept. Date 9/30/2004)                      6.41    7.77     12.05     8.03      9.41     13.51
---------------------------------------------------------------------------------------------------------------
Benchmarks
---------------------------------------------------------------------------------------------------------------
   S&P 500 Index(2)                                                                   5.88      8.44     12.34
---------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Government/Credit
     Index(3)                                                                        (0.66)     2.48      1.90
---------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

Portfolio Turnover                                                           59%
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                                     $11.57

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

T. Rowe Price Blue Chip Growth Fund                                          16%
--------------------------------------------------------------------------------
Wells Fargo Advantage Equity Value Portfolio                                 16%
--------------------------------------------------------------------------------
ING International Value Fund                                                  8%
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                          8%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                               8%
--------------------------------------------------------------------------------
MFS Strategic Value Fund                                                      8%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                          8%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                    8%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth Fund                                   5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                           5%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                        5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Portfolio                             5%

EFFECTIVE ALLOCATION(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Bond Funds                                                                  (5%)
Stock Funds                                                                (95%)

GROWTH OF $10,000 INVESTMENT(5) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                              Lehman Brothers
                   WealthBuilder Growth                   U.S. Government/Credit
                   Allocation Portfolio   S&P 500 Index           Index
                   --------------------   -------------   ----------------------
 9/29/2004                 9850               $10,000             $10,000
 9/30/2004                 9860               $10,000             $10,000
10/31/2004                10057               $10,153             $10,087
11/30/2004                10441               $10,564             $ 9,975
12/31/2004                10772               $10,923             $10,081
 1/31/2005                10515               $10,657             $10,151
 2/28/2005                10713               $10,881             $10,084
 3/31/2005                10505               $10,688             $10,014
 4/30/2005                10199               $10,485             $10,164
 5/31/2005                10574               $10,818             $10,291
 6/30/2005                10683               $10,834             $10,358
 7/31/2005                11147               $11,237             $10,241
 8/31/2005                11098               $11,134             $10,393
 9/30/2005                11246               $11,224             $10,257
10/31/2005                11019               $11,037             $10,169
11/30/2005                11424               $11,454             $10,221
--------------------------------------------------------------------------------

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO was named the Wells Fargo WealthBuilder Growth Allocation Portfolio, and prior to October 1, 2004,the Portfolio was named the Wells Fargo WealthBuilder Growth and Income Portfolio. Performance for the portfolio prior to November 8, 1999, reflects the performance of the Norwest WealthBuilder II Growth and Income Portfolio, its predecessor Portfolio.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(3) The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S.Government Index and the Lehman
Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an Index.

(4) Characteristics, portfolio holdings and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of characteristics, portfolio holdings and effective allocation.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO for the life of the Portfolio with the S&P 500 Index and the Lehman Brothers U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO (the Portfolio) seeks a combination of capital appreciation and current income.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      INCEPTION DATE
   Galen G. Blomster, CFA                  10/01/1997
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 6.81%(1) (excluding sales charge) for the six-month period ending November 30, 2005, outperforming its benchmark, the S&P 500 Index(2), which returned 5.88%, and outperforming the Lehman Brothers U.S. Government/Credit Index(3), which returned (0.66%) during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIOS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE PORTFOLIO AND ARE DESCRIBED IN THE PORTFOLIO'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      The stock market rally in late October and early November produced solid equity returns for the six-month period, with all major equity styles participating in the gains. Concerns about inflation, led by rising energy prices, resulted in a steady rise in bond yields. As a result, stocks significantly outperformed bonds during the six-month period. International stocks led the equity market despite the appreciation of the dollar, followed closely by domestic small cap stocks. Among domestic large cap stocks, growth stocks outperformed value stocks during the period. The Portfolio's diversification in international and small cap stocks contributed to its outperformance.

      The Tactical Asset Allocation (TAA) Model, which seeks to enhance the Portfolio's return by shifting assets between stocks and bonds, maintained a 15% shift toward stocks throughout the period. In implementing the shift toward stocks, the Portfolio used future contracts to implement the TAA shift towards stocks, thus keeping the Portfolio's underlying assets near their long-term strategic allocation of 65% stocks and 35% bonds. With the shift toward stocks, the Portfolio maintained a long position in the S&P 500 Index futures and was short in the long-term Treasury bond futures. During the futures overlay, the Portfolio had an effective target allocation of 80% stocks and 20% bonds. With stocks significantly outperforming bonds, the TAA shift toward stocks contributed to the Portfolio's performance during the period.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As of November 30, 2005, the assets of the WealthBuilder Growth Balanced Portfolio were invested in 15 different stock and bond mutual funds. The bond investing styles included government, agency, mortgage-backed, corporate, and international holdings. The equity styles included large cap growth, large cap value, small cap, and international holdings. Of the 15 mutual funds in the Portfolio, eight were WELLS FARGO ADVANTAGE FUNDS, Massachusetts Financial Services and Oppenheimer each managed two of the funds, and each of the remaining three were managed by one of the following: T. Rowe Price, John Hancock, and ING. There were four changes to the Portfolio's international and large-cap growth and value holdings during the six-month period, including the
T. Rowe Price Blue Chip Growth Fund replacing the AIM Blue Chip Fund and the addition of the WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND to the Portfolio's large-cap growth withholding. The John Hancock Classic Value Fund was added as a large-cap value fund. Finally, we replaced the Fidelity Advisor Diversified International Fund with the WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO subadvised by Artisan Partners Limited Partnership. During routine reviews of the mutual fund holdings in the Portfolio, we monitored a number of factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Stocks outperformed bonds during the six-month period and the TAA Model indicates that stocks remain compellingly attractive relative to bonds. As a result, the Portfolio will remain overweighted in stocks until the relative valuation between stocks and bonds returns to a more normal environment. Despite ongoing investor concerns, we believe the current economic expansion remains firmly in place and the environment may be ripe for positive returns in the equity market as corporate earnings growth is strong and valuations remain attractive. However, we expect inflationary pressures will continue to challenge bond investors.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCKS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER
SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET).

      THIS PORTFOLIO IS EXPOSED TO SMALL COMPANY SECURITIES RISK, FOREIGN INVESTMENTS RISK, AND HIGH-YIELD BOND RISK. CONSULT THE PORTFOLIO'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
    The views expressed are as of November 30, 2005, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO.

(1) The Portfolio's Adviser has committed through September 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

    Prior to April 11, 2005, the WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO was named the Wells Fargo WealthBuilder Growth Balanced Portfolio. Performance shown for the Portfolio for periods prior to November 8,1999 reflects the performance of the Norwest WealthBuilder II Growth Balanced Portfolio, its predecessor portfolio.

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                               Including Sales Charge              Excluding Sales Charge
                                                        -----------------------------------  ----------------------------------
                                                                                   Life of                              Life of
                                                        6-Month*  1-Year  5-Year  Portfolio  6-Month*  1-Year  5-Year  Portfolio
-------------------------------------------------------------------------------------------------------------------------------
WealthBuilder Growth Balanced
   Portfolio (Incept. Date 10/01/1997)                    5.21     5.30    2.02     4.68       6.81     6.90    2.33     4.87
-------------------------------------------------------------------------------------------------------------------------------
Benchmarks
-------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index(2)                                                                            5.88     8.44    0.64     5.05
-------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Government/Credit Index(3)                                            (0.66)    2.48    6.32     6.31

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

Portfolio Turnover                                                           74%
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                                   $ 12.55

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Government Income Fund                   13%
--------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Portfolio                           12%
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund                                         10%
--------------------------------------------------------------------------------
Wells Fargo Advantage Equity Value Portfolio                                 9%
--------------------------------------------------------------------------------
ING International Value Fund                                                 7%
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                         6%
--------------------------------------------------------------------------------
MFS High Income Fund                                                         5%
--------------------------------------------------------------------------------
Oppenheimer International Bond Fund                                          5%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                              5%
--------------------------------------------------------------------------------
MFS Strategic Value Fund                                                     5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth Fund                                  5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                          5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                         5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                   4%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                       4%

EFFECTIVE ALLOCATION(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Bond Funds                                                                 (20%)
Stock Funds                                                                (80%)

GROWTH OF $10,000 INVESTMENT(5) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                    Lehman Brothers U.S.
             WealthBuilder Growth                    Government/Credit
              Balanced Portfolio    S&P 500 Index          Index
             --------------------   -------------   --------------------
 10/1/1997           9850              $10,000             10000
10/31/1997           9811                9,666            10,160
11/30/1997           9820               10,114            10,214
12/31/1997           9912               10,287            10,321
 1/31/1998           9971               10,401            10,466
 2/28/1998          10386               11,151            10,445
 3/31/1998          10702               11,721            10,477
 4/30/1998          10811               11,841            10,530
 5/31/1998          10673               11,637            10,643
 6/30/1998          10762               12,110            10,751
 7/31/1998          10554               11,981            10,760
 8/31/1998           9418               10,250            10,970
 9/30/1998           9714               10,907            11,284
10/31/1998          10356               11,794            11,204
11/30/1998          10910               12,509            11,271
12/31/1998          11419               13,229            11,299
 1/31/1999          11668               13,782            11,379
 2/28/1999          11310               13,353            11,108
 3/31/1999          11608               13,888            11,164
 4/30/1999          11956               14,425            11,191
 5/31/1999          11767               14,085            11,076
 6/30/1999          12175               14,866            11,041
 7/31/1999          12026               14,402            11,011
 8/31/1999          11896               14,331            11,002
 9/30/1999          11797               13,938            11,101
10/31/1999          12235               14,820            11,130
11/30/1999          12593               15,121            11,124
12/31/1999          13070               16,012            11,056
 1/31/2000          12824               15,208            11,053
 2/29/2000          13070               14,921            11,191
 3/31/2000          13582               16,380            11,353
 4/30/2000          13295               15,887            11,298
 5/31/2000          13029               15,561            11,288
 6/30/2000          13500               15,946            11,518
 7/31/2000          13387               15,697            11,640
 8/31/2000          13858               16,672            11,804
 9/30/2000          13561               15,791            11,849
10/31/2000          13428               15,725            11,923
11/30/2000          12947               14,486            12,127
12/31/2000          13346               14,557            12,366
 1/31/2001          13500               15,074            12,574
 2/28/2001          12708               13,700            12,703
 3/31/2001          12048               12,833            12,762
 4/30/2001          12840               13,829            12,666
 5/31/2001          12862               13,922            12,739
 6/30/2001          12653               13,583            12,800
 7/31/2001          12543               13,450            13,119
 8/31/2001          12147               12,610            13,287
 9/30/2001          11288               11,592            13,410
10/31/2001          11563               11,813            13,750
11/30/2001          12202               12,720            13,524
12/31/2001          12399               12,831            13,418
 1/31/2002          12141               12,644            13,516
 2/28/2002          11905               12,400            13,631
 3/31/2002          12343               12,866            13,354
 4/30/2002          12085               12,087            13,613
 5/31/2002          11950               11,997            13,739
 6/30/2002          11466               11,143            13,855
 7/31/2002          10511               10,275            14,022
 8/31/2002          10511               10,342            14,337
 9/30/2002           9634                9,219            14,645
10/31/2002          10230               10,029            14,505
11/30/2002          10758               10,619            14,514
12/31/2002          10233                9,995            14,898
 1/31/2003           9972                9,734            14,898
 2/28/2003           9790                9,588            15,163
 3/31/2003           9836                9,680            15,143
 4/30/2003          10516               10,478            15,305
 5/31/2003          10981               11,029            15,740
 6/30/2003          11117               11,170            15,677
 7/31/2003          11424               11,367            15,020
 8/31/2003          11628               11,589            15,119
 9/30/2003          11469               11,466            15,598
10/31/2003          12070               12,114            15,401
11/30/2003          12241               12,220            15,442
12/31/2003          12715               12,861            15,594
 1/31/2004          12921               13,097            15,736
 2/29/2004          13048               13,279            15,928
 3/31/2004          12990               13,079            16,075
 4/30/2004          12703               12,873            15,581
 5/31/2004          12795               13,050            15,502
 6/30/2004          13025               13,303            15,565
 7/31/2004          12589               12,863            15,730
 8/31/2004          12566               12,914            16,064
 9/30/2004          12784               13,054            16,120
10/31/2004          13013               13,253            16,260
11/30/2004          13587               13,790            16,080
12/31/2004          13946               14,259            16,250
 1/31/2005          13610               13,911            16,364
 2/28/2005          13853               14,203            16,256
 3/31/2005          13575               13,952            16,142
 4/30/2005          13228               13,687            16,384
 5/31/2005          13598               14,122            16,589
 6/30/2005          13726               14,142            16,697
 7/31/2005          14223               14,668            16,508
 8/31/2005          14154               14,534            16,754
 9/30/2005          14351               14,652            16,535
10/31/2005          14096               14,407            16,393
11/30/2005          14524               14,952            16,476

--------------------------------------------------------------------------------

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(3) The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an Index.

(4) Characteristics, portfolio holdings, and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of characteristics, portfolio holdings and effective allocation.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO for the life of the Portfolio with the S&P 500 Index and the Lehman Brothers U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO (the Portfolio) seeks a combination of current income and capital appreciation.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      INCEPTION DATE
   Galen G. Blomster, CFA                  9/30/2004
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 4.11%(1)(excluding sales charge) for the six-month period ending November 30, 2005, underperforming its benchmark, the S&P 500 Index(2), which returned 5.88%, and outperforming the Lehman Brothers U.S. Government/Credit Index(3), which returned (0.66%) during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIOS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE PORTFOLIO AND ARE DESCRIBED IN THE PORTFOLIO'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      The stock market rally in late October and early November produced solid equity returns for the six-month period, with all major equity styles participating in the gains. Concerns about inflation, led by rising energy prices, resulted in a steady rise in bond yields. Stocks significantly outperformed bonds during the six-month period. International stocks led the equity market despite the appreciation of the dollar, followed closely by domestic small cap stocks. Among domestic large cap stocks, growth stocks outperformed value stocks during the period. The Portfolio's diversification in international and small cap stocks contributed to its performance.

      The Tactical Asset Allocation (TAA) Model, which seeks to enhance the Portfolio's return by shifting assets between stocks and bonds, maintained a 10% shift toward stocks throughout the period. The shift toward stocks in the Portfolio was implemented by shifting the underlying assets away from their long-term strategic allocation of 40% stocks and 60% bonds. During the TAA shift toward stocks, the Portfolio had an effective target allocation of 50% stocks and 50% bonds. With stocks significantly outperforming bonds, the TAA shift toward stocks contributed to the Portfolio's performance during the period.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As of November 30, 2005, the assets of the WealthBuilder Moderate Balanced Portfolio were invested in 16 different stock and bond mutual funds. The bond investing styles included government, agency, mortgage-backed, corporate, and international holdings. The equity styles included large-cap growth, large-cap value, small cap, and international holdings. Of the 16 mutual funds in the Portfolio, nine were WELLS FARGO ADVANTAGE FUNDS, Massachusetts Financial Services and Oppenheimer each managed two of the funds, and each of the remaining three were managed by one of the following: T. Rowe Price, John Hancock, and ING. There were four changes to the Portfolio's international and large-cap growth and value holdings during the six-month period, including the
T. Rowe Price Blue Chip Growth Fund replacing the AIM Blue Chip Fund and the addition of the WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND to the Portfolio's large-cap growth holdings. The John Hancock Classic Value Fund was added as a large-cap value fund. Finally, we replaced the Fidelity Advisor Diversified International Fund with the WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH FUND subadvised by Artisan Partners Limited Partnership. During routine reviews of the mutual fund holdings in the Portfolio, we monitored a number of factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      While stocks outperformed bonds during the six-month period, the TAA Model indicates that stocks remain compellingly attractive relative to bonds. As a result, the Portfolio will remain overweighted in stocks until the relative valuation between stocks and bonds returns to a more normal environment. Despite ongoing investor concerns, we believe the current economic expansion remains firmly in place and the environment may be ripe for positive returns in the equity market as corporate earnings growth is strong and valuations remain attractive. However, we expect inflationary pressures will continue to challenge bond investors.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCKS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER
SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET).

      THIS PORTFOLIO IS EXPOSED TO SMALL COMPANY SECURITIES RISK, FOREIGN INVESTMENTS RISK, AND HIGH-YIELD BOND RISK. CONSULT THE PORTFOLIO'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

    The views expressed are as of November 30, 2005, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO.

(1) The Portfolio's Adviser has committed through September 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

    Prior to April 11, 2005, the WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO was named the Wells Fargo WealthBuilder Moderate Balanced Portfolio.

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                           Including Sales Charge      Excluding Sales Charge
                                                        ---------------------------  --------------------------
                                                                           Life of                       Life of
                                                        6-Month*  1-Year  Portfolio  6-Month*  1-Year  Portfolio
                                                        --------  ------  ---------  --------  ------  ---------
WealthBuilder Moderate Balanced
   Portfolio (Incept. Date 9/30/2004)                     2.55     3.45      6.01      4.11     5.03     7.39
----------------------------------------------------------------------------------------------------------------
Benchmarks
----------------------------------------------------------------------------------------------------------------
   S&P 500 Index(2)                                                                    5.88     8.44    12.34
----------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Government/Credit Index(3)                                    (0.66)    2.48     1.90

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

Portfolio Turnover                                                           79%
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                                    $10.81

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------
Wells Fargo Advantage Short Duration Government Bond Fund                    20%
--------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Portfolio                            15%
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund                                           9%
--------------------------------------------------------------------------------
Wells Fargo Advantage Equity Value Portfolio                                  8%
--------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Government Income Fund                     5%
--------------------------------------------------------------------------------
MFS High Income Fund                                                          5%
--------------------------------------------------------------------------------
Oppenheimer International Bond Fund                                           5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                    4%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                          4%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                               4%
--------------------------------------------------------------------------------
MFS Strategic Value Fund                                                      4%
--------------------------------------------------------------------------------
ING International Value Fund                                                  4%
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                          4%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                        3%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth Fund                                   3%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                           3%

EFFECTIVE ALLOCATION(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Bond Funds                                                                 (50%)
Stock Funds                                                                (50%)

GROWTH OF $10,000 INVESTMENT(5) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                              Lehman Brothers
                  WealthBuilder Moderate                  U.S. Government/Credit
                    Balanced Portfolio     S&P 500 Index           Index
                  ----------------------   -------------  ----------------------
 9/30/2004                  9850              $10,000              $10,000
10/31/2004                 10017              $10,153              $10,087
11/30/2004                 10195              $10,564              $ 9,975
12/31/2004                 10393              $10,923              $10,081
 1/31/2005                 10235              $10,657              $10,151
 2/28/2005                 10344              $10,881              $10,084
 3/31/2005                 10186              $10,688              $10,014
 4/30/2005                 10057              $10,485              $10,164
 5/31/2005                 10284              $10,818              $10,291
 6/30/2005                 10363              $10,834              $10,358
 7/31/2005                 10581              $11,237              $10,241
 8/31/2005                 10591              $11,134              $10,393
 9/30/2005                 10638              $11,224              $10,257
10/31/2005                 10489              $11,037              $10,169
11/30/2005                 10707              $11,454              $10,221

--------------------------------------------------------------------------------

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(3) The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an Index.

(4) Characteristics, portfolio holdings, and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of characteristics, portfolio holdings and effective allocation.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO for the life of the Portfolio with the S&P 500 Index and the Lehman Brothers U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

PORTFOLIO MANAGERS                      INCEPTION DATE
   Galen G. Blomster, CFA                  10/01/1997
   Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 9.45%(1) (excluding sales charge) for the six-month period ending November 30, 2005, outperforming its benchmark, the S&P 500 Index(2), which returned 5.88%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIOS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE PORTFOLIO AND ARE DESCRIBED IN THE PORTFOLIO'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      The stock market rally in late October and early November produced solid equity returns for the six-month period, with all major equity styles participating in the gains. International stocks led the way despite the appreciation of the dollar, followed closely by domestic small cap stocks. Among domestic large cap stocks, growth stocks outperformed value stocks during the period. The Portfolio's significant overweighted position in international stocks contributed to its outperformance.

      The Tactical Equity Allocation (TEA) Model, which seeks to enhance the Portfolio's return by favoring those equity styles likely to outperform, emphasized international, large cap and value equity styles throughout the six-month period. The current allocation has been in place since the end of April 2005 when we shifted from small cap to large cap stocks. To make a change in the Portfolio's asset allocation emphasis, we need confirmation of a change in both relative momentum and fundamentals. Our measure of relative momentum currently favors international equity over domestic equity, small cap stocks over large cap, and value over growth. The trend of a flattening yield curve, which began in June 2004, is fundamentally consistent with the emphasis on large cap stocks. While the dollar has rebounded this year, relative momentum still favors international stocks.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As of November 30, 2005, the assets of the WealthBuilder Tactical Equity Portfolio were invested in 11 different equity mutual funds, with 9% of the assets invested in the large cap growth style, 36.8% in the large cap value style, 5% in the small cap style, and 49.2% in the international style. Of the 11 mutual funds in the Portfolio, six were WELLS FARGO ADVANTAGE FUNDS, and each of the remaining five included managed by one of the following: Massachusetts Financial Services, T. Rowe Price, Oppenheimer, John Hancock, and ING. There were four changes to the Portfolio's international and large-cap growth and value holdings during the six-month period, including the T. Rowe Price Blue Chip Growth Fund replacing the AIM Blue Chip Fund and the addition of the WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND to the Portfolio's large cap growth holdings. The John Hancock Classic Value Fund was added as a large-cap value fund. Finally, we replaced the Fidelity Advisor Diversified International Fund with the WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO subadvised by Artisan Partners Limited Partnerships. During routine reviews of the mutual fund holdings in the Portfolio, we monitor a number of factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      At the end of the period, we were still emphasizing international, large cap, and value equity styles in the Portfolio, as indicated by the TEA Model. However, the equity allocation emphasis in the Portfolio may begin to change from one that was consistent with an economy that was still in a cyclical recovery mode a year ago to one that may now be entering a more challenging period over the next 12 months in response to the Federal Reserve Board's continued tightening of monetary policy. As such, relative momentum and fundamentals could change, triggering possible allocation changes from the TEA Model.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THIS PORTFOLIO IS EXPOSED TO SMALL COMPANY SECURITIES RISK AND FOREIGN INVESTMENTS RISK. CONSULT THE PORTFOLIO'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

    The views expressed are as of November 30, 2005, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO.

(1) The Portfolio's Adviser has committed through September 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

    Prior to April 11,2005,the WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO was named the Wells Fargo WealthBuilder Tactical Equity Portfolio, and prior to October 1, 2004, the Portfolio was named the Wells Fargo WealthBuilder Growth Portfolio. Performance shown for the Portfolio for periods prior to November 8, 1999, reflects the performance of the Norwest WealthBuilder II Growth Portfolio, its predecessor portfolio.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                 Including Sales Charge                Excluding Sales Charge
                                           -----------------------------------  -----------------------------------
                                                                      Life of                              Life of
                                           6-Month*  1-Year  5-Year  Portfolio  6-Month*  1-Year  5-Year  Portfolio
-------------------------------------------------------------------------------------------------------------------
WealthBuilder Tactical Equity
   Portfolio (Incept. Date 10/01/1997)        7.81     8.22    0.48      4.63      9.45     9.87    0.78      4.82
-------------------------------------------------------------------------------------------------------------------
Benchmark
-------------------------------------------------------------------------------------------------------------------
   S&P 500 Index(2)                                                                5.88     8.44    0.64      5.05

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------
Portfolio Turnover                                                           57%
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                                    $14.24

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                         25%
--------------------------------------------------------------------------------
ING International Value Fund                                                 25%
--------------------------------------------------------------------------------
Wells Fargo Advantage Equity Value Portfolio                                 19%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                              15%
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund                                           4%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                          2%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                    2%
--------------------------------------------------------------------------------
MFS Strategic Value Fund                                                      2%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth Fund                                   2%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                           2%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                        2%

EFFECTIVE ALLOCATION(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Small Cap                                                                   (6%)
International                                                              (50%)
Large Cap Value                                                            (36%)
Large Cap Equity                                                            (8%)

GROWTH OF $10,000 INVESTMENT(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          WealthBuilder Tactical
                             Equity Portfolio                     S&P 500 Index
                          -----------------------                 -------------
 10/1/1997                         9850                              $10,000
10/31/1997                         9623                              $ 9,666
11/30/1997                         9742                              $10,114
12/31/1997                         9826                              $10,287
 1/31/1998                         9925                              $10,401
 2/28/1998                        10506                              $11,151
 3/31/1998                        10960                              $11,721
 4/30/1998                        11118                              $11,841
 5/31/1998                        10851                              $11,637
 6/30/1998                        11108                              $12,110
 7/31/1998                        10782                              $11,981
 8/31/1998                         9107                              $10,250
 9/30/1998                         9610                              $10,907
10/31/1998                        10329                              $11,794
11/30/1998                        11039                              $12,509
12/31/1998                        11890                              $13,229
 1/31/1999                        12394                              $13,782
 2/28/1999                        11969                              $13,353
 3/31/1999                        12542                              $13,888
 4/30/1999                        12808                              $14,425
 5/31/1999                        12473                              $14,085
 6/30/1999                        13282                              $14,866
 7/31/1999                        12897                              $14,402
 8/31/1999                        12799                              $14,331
 9/30/1999                        12502                              $13,938
10/31/1999                        13312                              $14,820
11/30/1999                        13835                              $15,121
12/31/1999                        15070                              $16,012
 1/31/2000                        14586                              $15,208
 2/29/2000                        14922                              $14,921
 3/31/2000                        16117                              $16,380
 4/30/2000                        15445                              $15,887
 5/31/2000                        14784                              $15,561
 6/30/2000                        15623                              $15,946
 7/31/2000                        15435                              $15,697
 8/31/2000                        16344                              $16,672
 9/30/2000                        15445                              $15,791
10/31/2000                        15198                              $15,725
11/30/2000                        13914                              $14,486
12/31/2000                        14115                              $14,557
 1/31/2001                        14276                              $15,074
 2/28/2001                        12599                              $13,700
 3/31/2001                        11455                              $12,833
 4/30/2001                        12700                              $13,829
 5/31/2001                        12810                              $13,922
 6/30/2001                        12669                              $13,583
 7/31/2001                        12338                              $13,450
 8/31/2001                        11716                              $12,610
 9/30/2001                        10350                              $11,592
10/31/2001                        10752                              $11,813
11/30/2001                        11435                              $12,720
12/31/2001                        11878                              $12,831
 1/31/2002                        11506                              $12,644
 2/28/2002                        11143                              $12,400
 3/31/2002                        11808                              $12,866
 4/30/2202                        11435                              $12,087
 5/31/2002                        11214                              $11,997
 6/30/2002                        10550                              $11,143
 7/31/2002                         9311                              $10,275
 8/31/2002                         9281                              $10,342
 9/30/2002                         8264                              $ 9,219
10/31/2002                         8798                              $10,029
11/30/2002                         9342                              $10,619
12/31/2002                         8858                              $ 9,995
 1/31/2003                         8476                              $ 9,734
 2/28/2003                         8264                              $ 9,588
 3/31/2003                         8184                              $ 9,680
 4/30/2003                         8909                              $10,478
 5/31/2003                         9482                              $11,029
 6/30/2003                         9623                              $11,170
 7/31/2003                         9855                              $11,367
 8/31/2003                        10127                              $11,589
 9/30/2003                        10147                              $11,466
10/31/2003                        10821                              $12,114
11/30/2003                        11073                              $12,220
12/31/2003                        11637                              $12,861
 1/31/2004                        11949                              $13,097
 2/29/2004                        12190                              $13,279
 3/31/2004                        12281                              $13,079
 4/30/2004                        11838                              $12,873
 5/31/2004                        11919                              $13,050
 6/30/2004                        12251                              $13,303
 7/31/2004                        11737                              $12,863
 8/31/2004                        11687                              $12,914
 9/30/2004                        12049                              $13,054
10/31/2004                        12412                              $13,253
11/30/2004                        13167                              $13,790
12/31/2004                        13674                              $14,259
 1/31/2005                        13308                              $13,911
 2/28/2005                        13704                              $14,203
 3/31/2005                        13359                              $13,952
 4/30/2005                        12922                              $13,687
 5/31/2005                        13217                              $14,122
 6/30/2005                        13359                              $14,142
 7/31/2005                        13887                              $14,668
 8/31/2005                        14019                              $14,534
 9/30/2005                        14415                              $14,652
10/31/2005                        14040                              $14,407
11/30/2005                        14466                              $14,952
--------------------------------------------------------------------------------

(3) Characteristics, portfolio holdings and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and effective allocation.

(4) The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO for the life of the Portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS         FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period (June 1, 2005 to November 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  Beginning     Ending
                                                   Account     Account      Expenses
                                                    Value       Value     Paid During     Net Annual
                                                   06/01/05    11/30/05   the Period*   Expense Ratio
-----------------------------------------------------------------------------------------------------
WealthBuilder Conservative Allocation Portfolio
Actual                                            $1,000.00   $1,019.10      $7.59          1.50%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000.00   $1,017.55      $7.59          1.50%
-----------------------------------------------------------------------------------------------------
WealthBuilder Equity Portfolio Actual             $1,000.00   $1,088.30      $7.85          1.50%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000.00   $1,017.55      $7.59          1.50%
-----------------------------------------------------------------------------------------------------
WealthBuilder Growth Allocation Portfolio
Actual                                            $1,000.00   $1,080.30      $7.82          1.50%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000.00   $1,017.55      $7.59          1.50%
-----------------------------------------------------------------------------------------------------
WealthBuilder Growth Balanced Portfolio
Actual                                            $1,000.00   $1,068.10      $7.78          1.50%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000.00   $1,017.55      $7.59          1.50%
-----------------------------------------------------------------------------------------------------
WealthBuilder Moderate Balanced Portfolio
Actual                                            $1,000.00   $1,041.10      $7.68          1.50%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000.00   $1,017.55      $7.59          1.50%
-----------------------------------------------------------------------------------------------------
WealthBuilder Tactical Equity Portfolio
Actual                                            $1,000.00   $1,094.50      $7.88          1.50%
-----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000.00   $1,017.55      $7.59          1.50%
-----------------------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

   WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
INVESTMENT COMPANIES - 98.94%

STOCK FUNDS - 11.70%
         29,656  ING INTERNATIONAL VALUE FUND                                                                       $      558,134
         23,662  JOHN HANCOCK CLASSIC VALUE FUND                                                                           587,527
         36,727  MFS STRATEGIC VALUE FUND                                                                                  586,900
         16,093  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                    364,034
         35,887  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                     1,176,377

                                                                                                                         3,272,972
                                                                                                                    --------------
AFFILIATED STOCK FUNDS - 12.99%
         59,879  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                588,014
            N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                            1,165,866
            N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      546,556
            N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      581,765
         28,789  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                               377,427
            N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       375,201

                                                                                                                         3,634,829
                                                                                                                    --------------

BOND FUNDS - 9.91%
        364,982  MFS HIGH INCOME FUND                                                                                    1,383,282
        236,058  OPPENHEIMER INTERNATIONAL BOND FUND                                                                     1,388,020

                                                                                                                         2,771,302
                                                                                                                    --------------

AFFILIATED BOND FUNDS - 64.34%
        390,761  WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                               4,173,332
        842,075  WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                               8,328,118
            N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                       5,498,110

                                                                                                                        17,999,560
                                                                                                                    --------------

TOTAL INVESTMENT COMPANIES (COST $27,492,063)                                                                           27,678,663
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $27,492,063)*                       98.94%                                                                    $   27,678,663
OTHER ASSETS AND LIABILITIES, NET          1.06                                                                            297,316
                                         ------                                                                     --------------
TOTAL NET ASSETS                         100.00%                                                                    $   27,975,979
                                         ======                                                                     ==============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
INVESTMENT COMPANIES - 99.74%

STOCK FUNDS - 46.83%
        692,522  ING INTERNATIONAL VALUE FUND                                                                       $   13,033,265
        390,960  JOHN HANCOCK CLASSIC VALUE FUND                                                                         9,707,542
        607,295  MFS STRATEGIC VALUE FUND                                                                                9,704,579
        405,752  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                  9,178,113
        594,304  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                    19,481,281

                                                                                                                        61,104,780
                                                                                                                    --------------

AFFILIATED STOCK FUNDS - 52.91%
        987,972  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                              9,701,882
            N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                           19,509,101
            N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                   12,965,125
            N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                    9,746,648
        652,646  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                             8,556,189
            N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                     8,565,553

                                                                                                                        69,044,498
                                                                                                                    --------------

TOTAL INVESTMENT COMPANIES (COST $117,094,152)                                                                         130,149,278
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $117,094,152)*                      99.74%                                                                    $  130,149,278
OTHER ASSETS AND LIABILITIES, NET          0.26                                                                            341,356
                                         ------                                                                     --------------
TOTAL NET ASSETS                         100.00%                                                                    $  130,490,634
                                         ======                                                                     ==============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
INVESTMENT COMPANIES - 99.21%

STOCK FUNDS - 44.53%
        140,443  ING INTERNATIONAL VALUE FUND                                                                       $    2,643,142
        103,503  JOHN HANCOCK CLASSIC VALUE FUND                                                                         2,569,990
        160,561  MFS STRATEGIC VALUE FUND                                                                                2,565,764
         77,269  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                  1,747,819
        156,642  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                     5,134,732

                                                                                                                        14,661,447
                                                                                                                    --------------
AFFILIATED STOCK FUNDS - 49.69%
        260,559  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                              2,558,687
            N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                            5,107,361
            N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                    2,609,954
            N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                    2,552,540
        135,331  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                             1,774,193
            N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                     1,757,751

                                                                                                                        16,360,486
                                                                                                                    --------------
AFFILIATED BOND FUNDS - 4.99%
            N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                       1,643,889
                                                                                                                    --------------

TOTAL INVESTMENT COMPANIES (COST $30,778,463)                                                                           32,665,822
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $30,778,463)*                       99.21%                                                                    $   32,665,822
OTHER ASSETS AND LIABILITIES, NET          0.79                                                                            258,907
                                         ------                                                                     --------------
TOTAL NET ASSETS                         100.00%                                                                    $   32,924,729
                                         ======                                                                     ==============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
INVESTMENT COMPANIES - 98.86%

BOND FUNDS - 9.88%
      5,167,117  MFS HIGH INCOME FUND                                                                               $   19,583,372
      3,322,250  OPPENHEIMER INTERNATIONAL BOND FUND                                                                    19,534,831

                                                                                                                        39,118,203
                                                                                                                    --------------
AFFILIATED BOND FUNDS - 24.75%
      4,777,667  WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                              51,025,489
            N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                      46,960,856

                                                                                                                        97,986,345
                                                                                                                    --------------
STOCK FUNDS - 30.52%
      1,434,274  ING INTERNATIONAL VALUE FUND                                                                           26,993,028
        783,987  JOHN HANCOCK CLASSIC VALUE FUND                                                                        19,466,408
      1,201,567  MFS STRATEGIC VALUE FUND                                                                               19,201,048
        701,117  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                 15,859,272
      1,199,193  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                    39,309,549

                                                                                                                       120,829,305
                                                                                                                    --------------
AFFILIATED STOCK FUNDS - 33.71%
      1,791,803  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                             17,595,504
            N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                           38,994,480
            N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                   23,269,689
            N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                   17,709,718
      1,372,876  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                            17,998,409
            N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                    17,875,128

                                                                                                                       133,442,928
                                                                                                                    --------------

TOTAL INVESTMENT COMPANIES (COST $367,908,461)                                                                         391,376,781
                                                                                                                    --------------

PRINCIPAL                                                                          INTEREST RATE    MATURITY DATE
US TREASURY SECURITIES - 0.94%

US TREASURY BILLS - 0.94%
$       665,000  US TREASURY BILL^#                                                        3.66%     02/09/2006            660,160
        105,000  US TREASURY BILL^#                                                        3.68      02/09/2006            104,236
      3,000,000  US TREASURY BILL^#                                                        4.16      05/11/2006          2,945,784

                                                                                                                         3,710,180
                                                                                                                    --------------

TOTAL US TREASURY SECURITIES (COST $3,709,073)                                                                           3,710,180
                                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $371,617,534)*                      99.80%                                                                    $  395,086,961
OTHER ASSETS AND LIABILITIES, NET          0.20                                                                            775,586
                                         ------                                                                     --------------
TOTAL NET ASSETS                         100.00%                                                                    $  395,862,547
                                         ======                                                                     ==============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

   WEALTHBUILDER MODERATE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                                VALUE
INVESTMENT COMPANIES - 99.74%

STOCK FUNDS - 23.59%
     86,717   ING INTERNATIONAL VALUE FUND                                                                             $   1,632,010
     69,234   JOHN HANCOCK CLASSIC VALUE FUND                                                                              1,719,080
    107,860   MFS STRATEGIC VALUE FUND                                                                                     1,723,609
     49,194   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                       1,112,771
    105,438   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                          3,456,270

                                                                                                                           9,643,740
                                                                                                                       -------------
AFFILIATED STOCK FUNDS - 26.25%
    175,829   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                   1,726,646
        N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                                 3,448,213
        N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                         1,620,900
        N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                         1,726,417
     84,418   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                                  1,106,725
        N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                          1,101,116

                                                                                                                          10,730,017
                                                                                                                       -------------
BOND FUNDS - 9.98%
    538,292   MFS HIGH INCOME FUND                                                                                         2,040,128
    346,882   OPPENHEIMER INTERNATIONAL BOND FUND                                                                          2,039,666

                                                                                                                           4,079,794
                                                                                                                       -------------
AFFILIATED BOND FUNDS - 39.92%
    191,283   WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                                    2,042,907
    825,649   WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                                    8,165,668
        N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                            6,111,752

                                                                                                                          16,320,327
                                                                                                                       -------------
TOTAL INVESTMENT COMPANIES (COST $39,712,888)                                                                             40,773,878
                                                                                                                       -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $39,712,888)*                       99.74%                                                                       $  40,773,878
OTHER ASSETS AND LIABILITIES, NET          0.26                                                                              104,256
                                         ------                                                                        -------------
TOTAL NET ASSETS                         100.00%                                                                       $  40,878,134
                                         ======                                                                        =============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
INVESTMENT COMPANIES - 99.78%

STOCK FUNDS - 48.04%
  2,607,046   ING INTERNATIONAL VALUE FUND                                                                             $  49,064,601
  1,233,522   JOHN HANCOCK CLASSIC VALUE FUND                                                                             30,628,363
    245,254   MFS STRATEGIC VALUE FUND                                                                                     3,919,165
    146,468   OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                       3,313,107
    273,086   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                          8,951,769

                                                                                                                          95,877,005
                                                                                                                       -------------
AFFILIATED STOCK FUNDS - 51.74%
    451,676   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                   4,435,462
        N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                                38,606,749
        N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                        49,012,765
        N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                         4,516,027
    257,257   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                                  3,372,636
        N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                          3,326,858

                                                                                                                         103,270,497
                                                                                                                       -------------
TOTAL INVESTMENT COMPANIES (COST $181,186,217)                                                                           199,147,502
                                                                                                                       -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $181,186,217)*                      99.78%                                                                       $ 199,147,502
OTHER ASSETS AND LIABILITIES, NET          0.22                                                                              447,304
                                         ------                                                                        -------------
TOTAL NET ASSETS                         100.00%                                                                       $ 199,594,806
                                         ======                                                                        =============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

              STATEMENTS OF ASSETS AND LIABILITIES NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               WEALTHBUILDER                        WEALTHBUILDER
                                                                                CONSERVATIVE                               GROWTH
                                                                                  ALLOCATION       WEALTHBUILDER       ALLOCATION
                                                                                   PORTFOLIO    EQUITY PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..........................................   $   6,044,274    $     61,104,780    $  14,661,447
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .............................       8,167,498          50,786,427       13,671,495
   INVESTMENTS IN AFFILIATES ...............................................      13,466,891          18,258,071        4,332,880
                                                                               -------------    ----------------    -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .........................      27,678,663         130,149,278       32,665,822
                                                                               -------------    ----------------    -------------
   CASH ....................................................................         405,744             293,007           47,950
   RECEIVABLE FOR FUND SHARES ISSUED .......................................         307,867             498,438          292,127
   RECEIVABLE FOR INVESTMENTS SOLD .........................................               0             106,993                0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..................................          46,160                   0           18,907
   PREPAID EXPENSES AND OTHER ASSETS .......................................               0              10,197                0
                                                                               -------------    ----------------    -------------
TOTAL ASSETS ...............................................................      28,438,434         131,057,913       33,024,806
                                                                               -------------    ----------------    -------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .................               0                   0                0
   PAYABLE FOR FUND SHARES REDEEMED ........................................          22,340             413,875            8,927
   PAYABLE FOR INVESTMENTS PURCHASED .......................................         380,744                   0           22,950
   DIVIDENDS PAYABLE .......................................................             170                   0                0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...................           8,921              47,618           10,940
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .................          20,690             105,786           25,622
   ACCRUED EXPENSES AND OTHER LIABILITIES ..................................          29,590                   0           31,638
                                                                               -------------    ----------------    -------------
TOTAL LIABILITIES ..........................................................         462,455             567,279          100,077
                                                                               =============    ================    =============
TOTAL NET ASSETS ...........................................................   $  27,975,979    $    130,490,634    $  32,924,729
                                                                               =============    ================    =============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------

   PAID-IN CAPITAL .........................................................   $  27,794,681    $    116,975,069    $  30,970,921
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................          28,530            (728,863)        (102,048)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................         (33,832)          1,189,302          168,497
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
     CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
     FOREIGN CURRENCIES ....................................................         186,600          13,055,126        1,887,359
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...................               0                   0                0
                                                                               -------------    ----------------    -------------
TOTAL NET ASSETS ...........................................................   $  27,975,979    $    130,490,634    $  32,924,729
                                                                               -------------    ----------------    -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
---------------------------------------------------------------------------------------------------------------------------------

   NET ASSETS ..............................................................   $  27,975,979    $    130,490,634    $  32,924,729
   SHARES OUTSTANDING ......................................................       2,711,919          10,479,763        2,845,946
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ............................   $       10.32    $          12.45    $       11.57
   MAXIMUM OFFERING PRICE PER SHARE(2) .....................................   $       10.48    $          12.64    $       11.75
                                                                               -------------    ----------------    -------------
INVESTMENTS AT COST ........................................................   $  27,492,063    $    117,094,152    $  30,778,463
                                                                               =============    ================    =============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.50 OF NET ASSET VALUE. ON INVESTMENTS OF $250,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES NOVEMBER 30, 2005 (UNAUDITED)

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                WEALTHBUILDER        WEALTHBUILDER    WEALTHBUILDER
                                                                              GROWTH BALANCED             MODERATE  TACTICAL EQUITY
                                                                                    PORTFOLIO   BALANCED PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..........................................  $   163,657,688   $       13,723,534  $    95,877,005
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .............................      144,809,871           14,008,398       95,462,399
   INVESTMENTS IN AFFILIATES ...............................................       86,619,402           13,041,946        7,808,098
                                                                              ---------------   ------------------  ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .........................      395,086,961           40,773,878      199,147,502
                                                                              ---------------   ------------------  ---------------
   CASH ....................................................................          975,725               78,738          497,120
   RECEIVABLE FOR FUND SHARES ISSUED .......................................        1,224,664              121,559          342,578
   RECEIVABLE FOR INVESTMENTS SOLD .........................................           76,322                    0                0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..................................          325,527               60,057                0
   PREPAID EXPENSES AND OTHER ASSETS .......................................              768                    0            4,478
                                                                              ---------------   ------------------  ---------------
TOTAL ASSETS ...............................................................      397,689,967           41,034,232      199,991,678
                                                                              ---------------   ------------------  ---------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .................          386,066                    0                0
   PAYABLE FOR FUND SHARES REDEEMED ........................................          792,477               26,122           57,323
   PAYABLE FOR INVESTMENTS PURCHASED .......................................          175,725               53,738           97,121
   DIVIDENDS PAYABLE .......................................................                0                   11               11
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...................          163,105               14,388           83,371
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .................          310,047               32,930          159,046
   ACCRUED EXPENSES AND OTHER LIABILITIES ..................................                0               28,909                0
                                                                              ---------------   ------------------  ---------------
TOTAL LIABILITIES ..........................................................        1,827,420              156,098          396,872
                                                                              ===============   ==================  ===============
TOTAL NET ASSETS ...........................................................  $   395,862,547   $       40,878,134  $   199,594,806
                                                                              ===============   ==================  ===============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------

   PAID-IN CAPITAL .........................................................  $   351,961,146   $       39,685,680  $   184,341,882
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............................        1,284,703               68,912       (1,017,684)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................       17,960,383               62,552       (1,690,677)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
      FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
      DENOMINATED IN FOREIGN CURRENCIES ....................................       23,469,427            1,060,990       17,961,285
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...................        1,186,888                    0                0
                                                                              ---------------   ------------------  ---------------
TOTAL NET ASSETS ...........................................................  $   395,862,547   $       40,878,134  $   199,594,806
                                                                              ---------------   ------------------  ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------------------------

   NET ASSETS ..............................................................  $   395,862,547   $       40,878,134  $   199,594,806
   SHARES OUTSTANDING ......................................................       31,534,748            3,782,936       14,014,000
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ............................  $         12.55   $            10.81  $         14.24
   MAXIMUM OFFERING PRICE PER SHARE(2) .....................................  $         12.74   $            10.97  $         14.46
                                                                              ---------------   ------------------  ---------------
INVESTMENTS AT COST ........................................................  $   371,617,534   $       39,712,888  $   181,186,217
                                                                              ===============   ==================  ===============

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

 STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               WEALTHBUILDER                          WEALTHBUILDER
                                                                                CONSERVATIVE         WEALTHBUILDER           GROWTH
                                                                                  ALLOCATION                EQUITY       ALLOCATION
                                                                                   PORTFOLIO             PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ...............................................................  $       24,449    $                0    $           0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...................          19,300               383,636           73,227
   INTEREST ................................................................             305                 1,424              162
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .............          62,595                     0           17,431
   INCOME FROM AFFILIATED SECURITIES .......................................         263,281                     0           24,499
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ....................         (14,868)             (209,552)         (40,230)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....................             434                20,750            3,623
                                                                              --------------    ------------------    -------------
TOTAL INVESTMENT INCOME ....................................................         355,496               196,258           78,712
                                                                              --------------    ------------------    -------------

EXPENSES
   ADVISORY FEES ...........................................................          22,338               124,907           24,192
   ADMINISTRATION FEES .....................................................          36,857               206,096           39,918
   SHAREHOLDER SERVICING FEES ..............................................          20,798               145,351           26,957
   ACCOUNTING FEES .........................................................          10,552                 2,935           10,595
   DISTRIBUTION FEES (NOTE 3) ..............................................          83,768               468,400           90,721
   PROFESSIONAL FEES .......................................................           5,415                 5,365            5,415
   REGISTRATION FEES .......................................................           7,868                14,319           12,503
   SHAREHOLDER REPORTS .....................................................           8,500                 9,531            7,452
   TRUSTEES' FEES ..........................................................           3,687                 3,687            3,687
   OTHER FEES AND EXPENSES .................................................           1,616                 1,937            1,667
                                                                              --------------    ------------------    -------------
TOTAL EXPENSES .............................................................         201,399               982,528          223,107
                                                                              --------------    ------------------    -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................         (33,609)              (48,019)         (41,665)
   NET EXPENSES ............................................................         167,790               934,509          181,442
                                                                              --------------    ------------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................................         187,706              (738,251)        (102,730)
                                                                              --------------    ------------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   NON-AFFILIATED UNDERLYING FUNDS .........................................          36,068             3,516,358          166,748
   AFFILATED UNDERLYING FUNDS ..............................................         (35,021)            1,030,118             (131)
   FUTURES TRANSACTIONS ....................................................               0                     0                0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ................          28,683             2,442,560          200,299
   OTHER REALIZED GAINS (LOSSES) ...........................................             165                 4,578              171
                                                                              --------------    ------------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..................................          29,895             6,993,614          367,087
                                                                              --------------    ------------------    -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
-----------------------------------------------------------------------------------------------------------------------------------

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .........               0                     0                0
   NON-AFFILIATED UNDERLYING FUNDS .........................................         127,737             1,637,469          689,031
   AFFILIATED UNDERLYING FUNDS .............................................         (93,841)              682,898          283,474
   FUTURES TRANSACTIONS ....................................................               0                     0                0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ................          57,748             2,043,343          540,256
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED
      FROM MASTER PORTFOLIOS ...............................................              62                 1,542              233
                                                                              --------------    ------------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........          91,706             4,365,252        1,512,994
                                                                              ==============    ==================    =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....................         121,601            11,358,866        1,880,081
                                                                              --------------    ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............         309,307            10,620,615        1,777,351
                                                                              --------------    ------------------    -------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF ....................................  $          120    $            3,093    $         513

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                   WEALTHBUILDER     WEALTHBUILDER    WEALTHBUILDER
                                                                                          GROWTH          MODERATE         TACTICAL
                                                                                        BALANCED          BALANCED           EQUITY
                                                                                       PORTFOLIO         PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ...............................................................       $     419,439     $      24,312    $           0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...................             756,236            50,937          674,320
   INTEREST ................................................................              71,863                76            4,409
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .............             562,248            66,178                0
   INCOME FROM AFFILIATED SECURITIES .......................................           2,349,163           244,358                0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ....................            (447,293)          (31,937)        (348,539)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....................              35,920             2,026           25,938
                                                                                   -------------     -------------    -------------
TOTAL INVESTMENT INCOME ....................................................           3,747,576           355,950          356,128
                                                                                   -------------     -------------    -------------

EXPENSES
   ADVISORY FEES ...........................................................             377,166            30,749          184,646
   ADMINISTRATION FEES .....................................................             622,323            50,735          304,666
   SHAREHOLDER SERVICING FEES ..............................................             401,006            33,533          206,724
   ACCOUNTING FEES .........................................................               8,863            10,749            4,339
   DISTRIBUTION FEES (NOTE 3) ..............................................           1,414,371           115,308          692,424
   PROFESSIONAL FEES .......................................................               6,465             5,415            5,915
   REGISTRATION FEES .......................................................              16,439            12,188           14,208
   SHAREHOLDER REPORTS .....................................................               9,361             5,925            6,140
   TRUSTEES' FEES ..........................................................               3,687             3,687            3,687
   OTHER FEES AND EXPENSES .................................................               2,703             1,640            2,127
                                                                                   -------------     -------------    -------------
TOTAL EXPENSES .............................................................           2,862,384           269,929        1,424,876
                                                                                   -------------     -------------    -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ............................             (33,632)          (39,315)         (39,940)
   NET EXPENSES ............................................................           2,828,752           230,614        1,384,936
                                                                                   -------------     -------------    -------------
NET INVESTMENT INCOME (LOSS) ...............................................             918,824           125,336       (1,028,808)
                                                                                   -------------     -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   NON-AFFILIATED UNDERLYING FUNDS .........................................           6,315,150           106,939        8,076,732
   AFFILATED UNDERLYING FUNDS ..............................................           1,407,907            (3,330)           5,446
   FUTURES TRANSACTIONS ....................................................           1,829,382                 0                0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ................           4,452,821           122,558        2,885,202
   OTHER REALIZED GAINS (LOSSES) ...........................................              11,662               223            7,602
                                                                                   -------------     -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..................................          14,016,922           226,390       10,974,982
                                                                                   -------------     -------------    -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
-----------------------------------------------------------------------------------------------------------------------------------

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .........                (641)                0                0
   NON-AFFILIATED UNDERLYING FUNDS .........................................           3,281,941           435,508        2,630,994
   AFFILIATED UNDERLYING FUNDS .............................................             436,571            56,741          651,865
   FUTURES TRANSACTIONS ....................................................           2,579,200                 0                0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ................           3,286,496           325,034        3,352,839
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES
      ALLOCATED FROM MASTER PORTFOLIOS .....................................               2,854               146            5,744
                                                                                   -------------     -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........           9,586,421           817,429        6,641,442
                                                                                   =============     =============    =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....................          23,603,343         1,043,819       17,616,424
                                                                                   -------------     -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............          24,522,167         1,169,155       16,587,615
                                                                                   -------------     -------------    -------------

(1) NET OF FOREIGN WITHHOLDING TAXES OF ....................................       $       5,638     $         332    $      11,638

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           WEALTHBUILDER
                                                                                  CONSERVATIVE ALLOCATION PORTFOLIO
                                                                                 ----------------------------------
                                                                                           FOR THE
                                                                                  SIX MONTHS ENDED          FOR THE
                                                                                 NOVEMBER 30, 2005     PERIOD ENDED
                                                                                       (UNAUDITED)     MAY 31, 2005
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)IN NET ASSETS
   BEGINNING NET ASSETS ....................................................     $      15,162,406     $          0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................               187,706           66,460
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................                29,895          (63,648)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....                91,706           94,894
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............               309,307           97,706
                                                                                 -----------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ...................................................              (171,075)         (56,677)
                                                                                 -----------------     ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................              (171,075)         (56,677)
                                                                                 -----------------     ------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ...............................................            18,017,483       15,831,165
   REINVESTMENT OF DISTRIBUTIONS ...........................................               130,883           42,696
   COST OF SHARES REDEEMED .................................................            (5,473,025)        (752,484)
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ....................................................            12,675,341       15,121,377
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................            12,813,573       15,162,406
                                                                                 -----------------     ------------
ENDING NET ASSETS ..........................................................     $      27,975,979     $ 15,162,406
                                                                                 -----------------     ------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD .............................................................             1,748,684        1,555,637
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ..........................                12,727            4,211
   SHARES REDEEMED .........................................................              (535,161)         (74,179)
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS .........................................             1,226,250        1,485,669
                                                                                 -----------------     ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............     $          28,530     $     11,899
                                                                                 =================     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                           WEALTHBUILDER
                                                                                          EQUITY PORTFOLIO
                                                                                 ----------------------------------
                                                                                           FOR THE
                                                                                  SIX MONTHS ENDED          FOR THE
                                                                                 NOVEMBER 30, 2005       YEAR ENDED
                                                                                       (UNAUDITED)     MAY 31, 2005
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)IN NET ASSETS
   BEGINNING NET ASSETS ....................................................     $     118,580,770     $ 87,885,376

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................              (738,251)        (673,871)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................             6,993,614        4,823,758
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....             4,365,252        4,380,736
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............            10,620,615        8,530,623
                                                                                 -----------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ...................................................                     0                0
                                                                                 -----------------     ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................                     0                0
                                                                                 -----------------     ------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ...............................................            15,165,809       44,193,937
   REINVESTMENT OF DISTRIBUTIONS ...........................................                     0                0
   COST OF SHARES REDEEMED .................................................           (13,876,560)     (22,029,166)
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - TOTAL ......................................             1,289,249       22,164,771
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................            11,909,864       30,695,394
                                                                                 -----------------     ------------
ENDING NET ASSETS ..........................................................     $     130,490,634     $118,580,770
                                                                                 -----------------     ------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD .............................................................             1,267,852        4,033,617
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ..........................                     0                0
   SHARES REDEEMED .........................................................            (1,154,317)      (1,991,727)
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ...............................               113,535        2,041,890
                                                                                 -----------------     ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............     $        (728,863)    $      9,388
                                                                                 =================     ============

                                                                                           WEALTHBUILDER
                                                                                    GROWTH ALLOCATION PORTFOLIO
                                                                                 ----------------------------------
                                                                                           FOR THE
                                                                                  SIX MONTHS ENDED          FOR THE
                                                                                 NOVEMBER 30, 2005     PERIOD ENDED
                                                                                       (UNAUDITED)     MAY 31, 2005
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)IN NET ASSETS
   BEGINNING NET ASSETS ....................................................     $      15,254,792     $          0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................              (102,730)         (29,837)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................               367,087         (198,282)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....             1,512,994          374,365
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............             1,777,351          146,246
                                                                                 -----------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ...................................................                     0           (7,100)
                                                                                 -----------------     ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................                     0           (7,100)
                                                                                 -----------------     ------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ...............................................            17,052,309       15,739,375
   REINVESTMENT OF DISTRIBUTIONS ...........................................                     0            7,035
   COST OF SHARES REDEEMED .................................................            (1,159,723)        (630,764)
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - TOTAL ......................................            15,892,586       15,115,646
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................            17,669,937       15,254,792
                                                                                 -----------------     ------------
ENDING NET ASSETS ..........................................................     $      32,924,729     $ 15,254,792
                                                                                 -----------------     ------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD .............................................................             1,524,727        1,484,046
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ..........................                     0              656
   SHARES REDEEMED .........................................................              (104,257)         (59,226)
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ...............................             1,420,470        1,425,476
                                                                                 -----------------     ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............     $        (102,048)    $        682
                                                                                 =================     ============


                                                                                           WEALTHBUILDER
                                                                                     GROWTH BALANCED PORTFOLIO
                                                                                 ----------------------------------
                                                                                           FOR THE
                                                                                  SIX MONTHS ENDED          FOR THE
                                                                                 NOVEMBER 30, 2005       YEAR ENDED
                                                                                       (UNAUDITED)     MAY 31, 2005
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)IN NET ASSETS
   BEGINNING NET ASSETS ....................................................     $     355,582,336     $260,921,543

OPERATIONS:
   NET INVESTMENT INCOME (LOSS)  ...........................................               918,824        2,789,699
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................            14,016,922       11,894,881
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....             9,586,421        3,823,978
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............            24,522,167       18,508,558
                                                                                 -----------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ...................................................                     0       (2,713,794)
                                                                                 -----------------     ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................                     0       (2,713,794)
                                                                                 -----------------     ------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ...............................................            51,739,105      132,944,558
   REINVESTMENT OF DISTRIBUTIONS ...........................................                     0        2,633,504
   COST OF SHARES REDEEMED .................................................           (35,981,061)     (56,712,033)
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - TOTAL .................................            15,758,044       78,866,029
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................            40,280,211       94,660,793
                                                                                 -----------------     ------------
ENDING NET ASSETS ..........................................................     $     395,862,547     $355,582,336
                                                                                 -----------------     ------------

SHARES ISSUED AND REDEEMED:
   SHARES SOLD .............................................................             4,241,846       11,555,417
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ..........................                     0          221,665
   SHARES REDEEMED .........................................................            (2,954,007)      (4,927,995)
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ...............................             1,287,839        6,849,087
                                                                                 -----------------     ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...............     $       1,284,703     $    365,879
                                                                                 =================     ============

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           WEALTHBUILDER
                                                                                    MODERATE BALANCED PORTFOLIO
                                                                                 ----------------------------------
                                                                                           FOR THE
                                                                                  SIX MONTHS ENDED          FOR THE
                                                                                 NOVEMBER 30, 2005       YEAR ENDED
                                                                                       (UNAUDITED)     MAY 31, 2005
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................................     $      19,919,043     $          0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................               125,336           45,596
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................               226,390         (163,644)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....               817,429          243,561
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............             1,169,155          125,513
                                                                                 -----------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ...................................................               (97,332)          (8,776)
   DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME ........................                     0                0
                                                                                 -----------------     ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................               (97,332)          (8,776)
                                                                                 -----------------     ------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ...............................................            21,920,495       20,471,770
   REINVESTMENT OF DISTRIBUTIONS ...........................................                93,646            8,477
   COST OF SHARES REDEEMED .................................................            (2,126,873)        (677,941)
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - TOTAL ......................................            19,887,268       19,802,306
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................            20,959,091       19,919,043
                                                                                 -----------------     ------------
ENDING NET ASSETS ..........................................................     $      40,878,134     $ 19,919,043
                                                                                 =================     ============

SHARES ISSUED AND REDEEMED:
   SHARES SOLD .............................................................             2,062,803        1,976,023
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ..........................                 8,848              812
   SHARES REDEEMED .........................................................              (199,952)         (65,598)
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ...............................             1,871,699        1,911,237
                                                                                 -----------------     ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ......................     $          68,912     $     40,908
                                                                                 =================     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                           WEALTHBUILDER
                                                                                     TACTICAL EQUITY PORTFOLIO
                                                                                 ----------------------------------
                                                                                          FOR THE
                                                                                  SIX MONTHS ENDED          FOR THE
                                                                                 NOVEMBER 30, 2005       YEAR ENDED
                                                                                       (UNAUDITED)     MAY 31, 2005
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................................     $     165,324,913     $105,829,347

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................            (1,028,808)        (662,790)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................            10,974,982       10,848,640
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....             6,641,442        2,394,223
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............            16,587,616       12,580,073
                                                                                 -----------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ...................................................                     0                0
   DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME ........................                     0       (1,251,246)
                                                                                 -----------------     ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................                     0       (1,251,246)
                                                                                 -----------------     ------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ...............................................            33,042,790       69,944,083
   REINVESTMENT OF DISTRIBUTIONS ...........................................                     0        1,233,853
   COST OF SHARES REDEEMED .................................................           (15,360,513)     (23,011,197)
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL ....................................................            17,682,277       48,166,739
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................            34,269,893       59,495,566
                                                                                 -----------------     ------------
ENDING NET ASSETS ..........................................................     $     199,594,806     $165,324,913
                                                                                 =================     ============

SHARES ISSUED AND REDEEMED:
   SHARES SOLD .............................................................             2,417,718        5,491,358
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ..........................                     0           93,829
   SHARES REDEEMED .........................................................            (1,114,517)      (1,812,871)
                                                                                 -----------------     ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
   FROM CAPITAL SHARE TRANSACTIONS .........................................             1,303,201        3,772,316
                                                                                 -----------------     ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ......................     $      (1,017,684)    $     11,124
                                                                                 =================     ============

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                         NET                             DISTRIBU-
                                                                                    REALIZED    DISTRIBU-   DISTRIBU-     TIONS IN
                                                     BEGINNING          NET              AND        TIONS       TIONS       EXCESS
                                                     NET ASSET   INVESTMENT       UNREALIZED     FROM NET    FROM NET       OF NET
                                                     VALUE PER       INCOME   GAIN (LOSS) ON   INVESTMENT    REALIZED   INVESTMENT
                                                         SHARE       (LOSS)      INVESTMENTS       INCOME       GAINS       INCOME
----------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....     $10.21         0.07             0.11        (0.07)       0.00         0.00
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .............     $10.00         0.07             0.20        (0.06)       0.00         0.00

WEALTHBUILDER EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....     $11.44        (0.07)            1.08         0.00        0.00         0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $10.56        (0.06)            0.94         0.00        0.00         0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................     $ 8.79        (0.06)            1.83         0.00        0.00         0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................     $10.12        (0.08)           (1.25)        0.00        0.00         0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................     $12.03        (0.10)           (1.62)       (0.19)       0.00         0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................     $14.10        (0.06)           (1.33)        0.00       (0.68)        0.00

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....     $10.70        (0.04)            0.91         0.00        0.00         0.00
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .............     $10.00         0.00             0.73        (0.03)       0.00         0.00

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....     $11.76         0.03             0.76         0.00        0.00         0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $11.15         0.10             0.61        (0.10)       0.00         0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................     $ 9.68         0.08             1.52        (0.13)       0.00         0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................     $10.63         0.08            (0.95)       (0.08)       0.00         0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................     $11.69         0.00            (0.83)       (0.16)      (0.07)        0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................     $12.72         0.07            (0.20)       (0.11)      (0.79)        0.00

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....     $10.42         0.04             0.39        (0.04)       0.00         0.00
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .............     $10.00         0.04             0.40        (0.02)       0.00         0.00

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....     $13.01        (0.07)            1.30         0.00        0.00         0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $11.84        (0.03)            1.32         0.00        0.00        (0.12)
JUNE 1, 2003 TO MAY 31, 2004 ......................     $ 9.42        (0.04)            2.46         0.00        0.00         0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................     $11.14        (0.08)           (1.64)        0.00        0.00         0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................     $12.76        (0.07)           (1.52)       (0.03)       0.00         0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................     $14.97        (0.10)           (1.87)        0.00       (0.24)        0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2)   THESE RATIOS DO NOT INCLUDE EXPENSES FROM THE UNDERLYING FUNDS.

(3) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(4) TOTAL RETURN WOULD HAVE BEEN 16.26% HAD THE PAYMENTS FROM THE ADVISOR NOT BEEN INCLUDED.

(5)   COMMENCEMENT OF OPERATIONS.

(6) PORTFOLIO TURNOVER RATES PRESENTED FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS             WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                   ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                NET ASSET   ------------------------------------------------------
                                                                VALUE PER   NET INVESTMENT         GROSS    EXPENSES           NET
                                                                    SHARE    INCOME (LOSS)   EXPENSES(2)    WAIVED(2)  EXPENSES(2)
----------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ................     $10.32             1.68%         1.80%      (0.30)%        1.50%
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 ........................     $10.21             1.64%         2.79%      (1.29)%        1.50%

WEALTHBUILDER EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ................     $12.45            (1.18)%        1.57%      (0.07)%        1.50%
JUNE 1, 2004 TO MAY 31, 2005 .................................     $11.44            (0.64)%        1.48%      (0.06)%        1.42%
JUNE 1, 2003 TO MAY 31, 2004 .................................     $10.56            (0.74)%        1.24%      (0.01)%        1.23%
JUNE 1, 2002 TO MAY 31, 2003 .................................     $ 8.79            (0.90)%        1.29%      (0.04)%        1.25%
JUNE 1, 2001 TO MAY 31, 2002 .................................     $10.12            (0.83)%        1.32%      (0.07)%        1.25%
JUNE 1, 2000 TO MAY 31, 2001 .................................     $12.03            (0.63)%        1.78%      (0.53)%        1.25%

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ................     $11.57            (0.85)%        1.84%      (0.34)%        1.50%
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 ........................     $10.70            (0.80)%        2.91%      (1.41)%        1.50%

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ................     $12.55             0.49%         1.52%      (0.02)%        1.50%
JUNE 1, 2004 TO MAY 31, 2005 .................................     $11.76             0.90%         1.45%      (0.04)%        1.41%
JUNE 1, 2003 TO MAY 31, 2004 .................................     $11.15             0.75%         1.21%       0.00%         1.21%
JUNE 1, 2002 TO MAY 31, 2003 .................................     $ 9.68             0.93%         1.14%       0.00%         1.14%
JUNE 1, 2001 TO MAY 31, 2002 .................................     $10.63             1.04%         1.27%      (0.02)%        1.25%
JUNE 1, 2000 TO MAY 31, 2001 .................................     $11.69             1.51%         1.52%      (0.27)%        1.25%

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ................     $10.81             0.82%         1.76%      (0.26)%        1.50%
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 ........................     $10.42             0.85%         2.48%      (0.98)%        1.50%

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ................     $14.24            (1.11)%        1.54%      (0.04)%        1.50%
JUNE 1, 2004 TO MAY 31, 2005 .................................     $13.01            (0.50)%        1.47%      (0.05)%        1.42%
JUNE 1, 2003 TO MAY 31, 2004 .................................     $11.84            (0.42)%        1.23%      (0.01)%        1.22%
JUNE 1, 2002 TO MAY 31, 2003 .................................     $ 9.42            (0.82)%        1.26%      (0.01)%        1.25%
JUNE 1, 2001 TO MAY 31, 2002 .................................     $11.14            (0.69)%        1.30%      (0.05)%        1.25%
JUNE 1, 2000 TO MAY 31, 2001 .................................     $12.76            (1.00)%        1.69%      (0.44)%        1.25%

                                                                                               PORTFOLIO       NET ASSETS AT
                                                                                     TOTAL      TURNOVER       END OF PERIOD
                                                                                 RETURN(3)          RATE     (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .................................       1.91%           93%(6)        $ 27,976
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .........................................       2.71%            9%(6)        $ 15,162

WEALTHBUILDER EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .................................       8.83%           52%(6)        $130,491
JUNE 1, 2004 TO MAY 31, 2005 ..................................................       8.33%           92%           $118,581
JUNE 1, 2003 TO MAY 31, 2004 ..................................................      20.14%          101%           $ 87,885
JUNE 1, 2002 TO MAY 31, 2003 ..................................................     (13.14)%          30%           $ 46,370
JUNE 1, 2001 TO MAY 31, 2002 ..................................................     (14.36)%          30%           $ 54,218
JUNE 1, 2000 TO MAY 31, 2001 ..................................................     (10.38)%          14%           $ 43,550

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .................................       8.03%           60%(6)        $ 32,925
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .........................................       7.25%           28%(6)        $ 15,255

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .................................       6.81%           74%(6)        $395,863
JUNE 1, 2004 TO MAY 31, 2005 ..................................................       6.37%           98%           $355,582
JUNE 1, 2003 TO MAY 31, 2004 ..................................................      16.52%(4)        96%           $260,922
JUNE 1, 2002 TO MAY 31, 2003 ..................................................      (8.10)%          48%           $162,229
JUNE 1, 2001 TO MAY 31, 2002 ..................................................      (7.09)%          28%           $159,693
JUNE 1, 2000 TO MAY 31, 2001 ..................................................      (1.28)%          29%           $ 78,469

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .................................       4.11%           79%(6)        $ 40,878
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .........................................       4.41%           16%(6)        $ 19,919

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .................................       9.45%           57%(6)        $199,595
JUNE 1, 2004 TO MAY 31, 2005 ..................................................      10.89%          110%           $165,325
JUNE 1, 2003 TO MAY 31, 2004 ..................................................      25.69%          121%           $105,829
JUNE 1, 2002 TO MAY 31, 2003 ..................................................     (15.44)%           7%           $ 72,450
JUNE 1, 2001 TO MAY 31, 2002 ..................................................     (12.46)%          73%           $100,476
JUNE 1, 2000 TO MAY 31, 2001 ..................................................     (13.35)%          49%           $ 81,403

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at November 30, 2005 was comprised of 108 separate series. These financial statements present the WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio (formerly named WealthBuilder Growth & Income Portfolio), WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, and WealthBuilder Tactical Equity Portfolio (formerly named WealthBuilder Growth Portfolio) (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust.

      The Funds each seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds ("Underlying Funds"). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services or from the servicing agent of the non-affiliated funds.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Each Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern
Time) on each Fund business day. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date. The Funds' investments in the Underlying Funds structured as partnerships (the "Master Portfolios") are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Each Fund records its pro rata share of the Master Portfolio's net investment income, and realized and unrealized gain and loss daily.

      Dividend income and realized gain distributions are recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

      Realized gain and loss distributions from underlying funds are treated as realized gains and losses.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

NOTES TO FINANCIAL STATEMENTS     WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2005.

      At May 31, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

Portfolio                                                               Year Expires   Capital Loss Carryforwards
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO       2013               $       249
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO                        2011                 1,739,885
                                                                            2012                 4,161,317
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO             2013                       552
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO             2013                     1,085
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO               2010                 7,019,960
                                                                            2011                 4,153,365
                                                                            2012                 5,503,398
-----------------------------------------------------------------------------------------------------------------

      At May 31, 2005, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                                        Deferred Post-October
Portfolio                                                                   Capital Loss
---------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO         $  59,369
---------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO                 184,675
---------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO                 152,899
---------------------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2005, the following Fund(s) held futures contracts:

                                                                                     Notional     Net Unrealized
                                                                                     Contract      Appreciation
Portfolio                                Contracts      Type     Expiration Date      Amount      (Depreciation)
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER
GROWTH BALANCED PORTFOLIO                 180 Long     S&P 500     December 2005   $ 55,169,646   $    1,129,854
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER
GROWTH BALANCED PORTFOLIO                   3 Long     S&P 500     December 2005        928,200           10,125
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER
GROWTH BALANCED PORTFOLIO                   3 Long     S&P 500     December 2005        915,750           22,575
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER
GROWTH BALANCED PORTFOLIO                   3 Long     S&P 500     December 2005        915,375           22,950
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER
GROWTH BALANCED PORTFOLIO                  9 Short   US T-Bond        March 2006      1,008,000             (281)
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER
GROWTH BALANCED PORTFOLIO                522 Short   US T-Bond        March 2006     58,481,978            1,665

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                 Advisory Fee                     Sub-Advisory Fee*
                                        Average Daily           (% of Average                       (% of Average
Fund                                     Net Assets           Daily Net Assets)    Sub-Adviser    Daily Net Assets)
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                     $0 - $999 million         0.200         Wells Capital          0.20
WEALTHBUILDER CONSERVATIVE       $1 billion - $4.99 billion         0.175            Management          0.20
ALLOCATION PORTFOLIO                        > $4.99 billion         0.150          Incorporated          0.20
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                     $0 - $999 million         0.200         Wells Capital          0.20
WEALTHBUILDER EQUITY PORTFOLIO   $1 billion - $4.99 billion         0.175            Management          0.20
                                            > $4.99 billion         0.150          Incorporated          0.20
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                     $0 - $999 million         0.200         Wells Capital          0.20
WEALTHBUILDER GROWTH             $1 billion - $4.99 billion         0.175            Management          0.20
ALLOCATION PORTFOLIO                        > $4.99 billion         0.150          Incorporated          0.20
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                     $0 - $999 million         0.200         Wells Capital          0.20
WEALTHBUILDER GROWTH             $1 billion - $4.99 billion         0.175            Management          0.20
BALANCED PORTFOLIO                          > $4.99 billion         0.150          Incorporated          0.20
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                     $0 - $999 million         0.200         Wells Capital          0.20
WEALTHBUILDER MODERATE           $1 billion - $4.99 billion         0.175            Management          0.20
BALANCED PORTFOLIO                          > $4.99 billion         0.150          Incorporated          0.20
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                     $0 - $999 million         0.200         Wells Capital          0.20
WEALTHBUILDER TACTICAL           $1 billion - $4.99 billion         0.175            Management          0.20
EQUITY PORTFOLIO                            > $4.99 billion         0.150          Incorporated          0.20

Funds Management also acts as adviser to, and is entitled to receive a fee from, each Master Portfolio or affiliated Underlying Fund.

NOTES TO FINANCIAL STATEMENTS     WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

      * At the April 2005 meeting, the Board of the Trust reapproved the sub-advisory agreements among Funds Trust, Funds Management and the respective sub-advisers, including the compensation payable to each sub-adviser for providing investment advisory services to certain of the Wells Fargo Funds. Effective January 1, 2006 the investment sub-adviser(s) will be entitled to to be paid a monthly fee at the following rates:

                                                                       Sub-Advisory Fee*
                                                                         (% of Average
Fund                                               Sub-Adviser         Daily Net Assets)
----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                       Wells Capital Management          0.15
WEALTHBUILDER CONSERVATIVE                        Incorporated
ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                       Wells Capital Management          0.15
WEALTHBUILDER EQUITY PORTFOLIO                    Incorporated
----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                       Wells Capital Management          0.15
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO         Incorporated
----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                       Wells Capital Management          0.15
WEALTHBUILDER GROWTH BALANCED PORTFOLIO           Incorporated
----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                       Wells Capital Management
WEALTHBUILDER MODERATE BALANCED PORTFOLIO         Incorporated                0.15
----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE                       Wells Capital Management          0.15
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO           Incorporated

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                              Average Daily       % Of Average
                                               Net Assets       Daily Net Assets
--------------------------------------------------------------------------------
ALL WEALTHBUILDER PORTFOLIOS               $0 - $4.99 billion         0.33
                                           $5 - $9.99 billion         0.32
                                              > $9.99 billion         0.31
--------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services.

      WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan ("Plan") for the Fund(s), pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.75% of average daily net assets.

      For the period ended November 30, 2005, distribution fees paid are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby, each Fund is charged an annual fee of 0.25% of the average daily net assets of the Fund. For the period ended November 30, 2005, shareholder servicing fees paid by the fund are disclosed on the Statements of Operations.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended November 30, 2005, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody, and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                                   Net Operating
                                                                   Expense Ratio
--------------------------------------------------------------------------------
ALL WEALTHBUILDER PORTFOLIOS                                           1.50%*
--------------------------------------------------------------------------------

      * This ratio does not include the expenses of the Underlying Funds.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended November 30, 2005, were as follows:

Fund                                                                      Purchases at Cost   Sales Proceeds
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO**   $      27,543,852   $   20,224,848
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO**                           73,844,205       64,577,388
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO**                24,956,196       14,286,044
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO**                 277,530,482      276,427,066
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO**                37,232,723       23,806,191
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO**                 107,652,677      104,512,255

      ** These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

      Purchases and sales of the non-affiliated funds in which the Funds invest are actual aggregate purchases and sales of those funds.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended November 30, 2005, there were no borrowings by WealthBuilder Portfolios under the agreement.

6. MISCELLANEOUS
--------------------------------------------------------------------------------

      As of May 31, 2005, the WealthBuilder Tactical Equity Portfolio, the WealthBuilder Growth Balanced Portfolio, and the WealthBuilder Equity Portfolio exchanged their portfolio investments in Class A shares of proprietary and non-proprietary mutual funds for Institutional Class shares of the same funds in order to lower the underlying fund expense ratio for each Portfolio. For financial reporting purposes, this transaction was treated as a recognized sale and the gain realized for each Portfolio as a result of the exchanges was as follows:

Portfolio
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO               $  1,508,883
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO         6,867,830
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO         5,722,614
--------------------------------------------------------------------------------

      For tax purposes, the exchanges are treated as nontaxable exchanges under
Section 1036(a) of the Code. As a result, the amounts listed above are not recognized for tax purposes until the new Institutional Class shares acquired in the exchanges are subsequently sold. Accordingly, the tax cost basis of Institutional Class shares received in the exchanges which are still held as of May 31, 2005, are lower than the financial statement cost basis (to the extent of the remaining deferred tax gain on such shares). As of May 31, 2005, the deferred gain for income tax purposes was as follows:

Portfolio
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO                $ 5,697,380
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO         4,283,097
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO         1,064,900
--------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)    WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES ****
--------------------------------------------------------------------------------------------------------------------------
                             POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                 LENGTH OF SERVICE ***         PAST FIVE YEARS                    OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho               Trustee, since 1987           Associate Professor of Finance,    None
63                                                         Wake Forest University,
                                                           Calloway School of Business
                                                           and Accountancy.
--------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon              Trustee, since 1998           Chairman, CEO, and Co-             None
63                           (Chairman, since 2001)        Founder of Crystal Geyser
                                                           Water Company and President
                                                           of Crystal Geyser Roxane Water
                                                           Company.
--------------------------------------------------------------------------------------------------------------------------
Richard M. Leach             Trustee, since 1987           Retired. Prior thereto, President  None
72                                                         of Richard M. Leach Associates
                                                           (a financial consulting firm).
--------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny             Trustee, since 1996           Senior Counselor to the public     None
54                                                         relations firm of Himle-Horner
                                                           and Senior Fellow at the
                                                           Humphrey Institute,
                                                           Minneapolis, Minnesota (a pub-
                                                           lic policy organization).
--------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke            Trustee, since 1996           Principal of the law firm of       None
65                                                         Willeke & Daniels.
--------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE**
--------------------------------------------------------------------------------------------------------------------------
                             POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                 LENGTH OF SERVICE ***         PAST FIVE YEARS                    OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse              Trustee, since 1987           Private Investor/Real Estate       None
61                                                         Developer; Chairman of White
                                                           Point Capital, LLC.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------------------------------------------------
                             POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                 LENGTH OF SERVICE ***         PAST FIVE YEARS                    OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch             President, since 2003         Executive Vice President of        None
46                                                         Wells Fargo Bank, N.A. and
                                                           President of Wells Fargo Funds
                                                           Management, LLC. Senior
                                                           Vice President and Chief
                                                           Administrative Officer of Wells
                                                           Fargo Funds Management, LLC
                                                           from 2001 to 2003. Vice
                                                           President of Wells Fargo Bank,
                                                           N.A. from 1997 to 2000.
--------------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo           Treasurer, since 2003         Senior Vice President of Wells     None
36                                                         Fargo Bank, N.A. and Senior
                                                           Vice President of
                                                           Operations for Wells Fargo
                                                           Funds Management, LLC.
                                                           Prior there-to, Operations
                                                           Manager at Scudder Weisel
                                                           Capital, LLC from 2000 to
                                                           2001 and Director of
                                                           Shareholder Services at
                                                           BISYS Fund Services from
                                                           1999 to 2000.
--------------------------------------------------------------------------------------------------------------------------
C. David Messman             Secretary, since 2000         Vice President and Managing        None
45                                                         Senior Counsel of Wells Fargo
                                                           Bank, N.A. and Senior Vice
                                                           President and Secretary of Wells
                                                           Fargo Funds Management, LLC.
                                                           Vice President and Senior
                                                           Counsel of Wells Fargo Bank,
                                                           N.A. from 1996 to 2003.
--------------------------------------------------------------------------------------------------------------------------

   * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' website at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

  ** As of November 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

 *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

**** Effective January 1, 2006 Olivia Mitchell joined Board of Trustees as a non-interested Trustee.

LIST OF ABBREVIATIONS             WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        -- Association of Bay Area Governments
ADR         -- American Depositary Receipts
AMBAC       -- American Municipal Bond Assurance Corporation
AMT         -- Alternative Minimum Tax
ARM         -- Adjustable Rate Mortgages
BART        -- Bay Area Rapid Transit
CDA         -- Community Development Authority
CDSC        -- Contingent Deferred Sales Charge
CGIC        -- Capital Guaranty Insurance Company
CGY         -- Capital Guaranty Corporation
CMT         -- Constant Maturity Treasury
COFI        -- Cost of Funds Index
Connie Lee  -- Connie Lee Insurance Company
COP         -- Certificate of Participation
CP          -- Commercial Paper
CTF         -- Common Trust Fund
DW&P        -- Department of Water & Power
DWR         -- Department of Water Resources
EDFA        -- Education Finance Authority
FFCB        -- Federal Farm Credit Bank
FGIC        -- Financial Guaranty Insurance Corporation
FHA         -- Federal Housing Authority
FHLB        -- Federal Home Loan Bank
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FRN         -- Floating Rate Notes
FSA         -- Financial Security Assurance, Inc
GDR         -- Global Depositary Receipt
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HFA         -- Housing Finance Authority
HFFA        -- Health Facilities Financing Authority
IDA         -- Industrial Development Authority
IDR         -- Industrial Development Revenue
LIBOR       -- London Interbank Offered Rate
LLC         -- Limited Liability Corporation
LOC         -- Letter of Credit
LP          -- Limited Partnership
MBIA        -- Municipal Bond Insurance Association
MFHR        -- Multi-Family Housing Revenue
MUD         -- Municipal Utility District
MTN         -- Medium Term Note
PCFA        -- Pollution Control Finance Authority
PCR         -- Pollution Control Revenue
PFA         -- Public Finance Authority
PLC         -- Private Placement
PSFG        -- Public School Fund Guaranty
RAW         -- Revenue Anticipation Warrants
RDA         -- Redevelopment Authority
RDFA        -- Redevelopment Finance Authority
R&D         -- Research & Development
SFHR        -- Single Family Housing Revenue
SFMR        -- Single Family Mortgage Revenue
SLMA        -- Student Loan Marketing Association
STEERS      -- Structured Enhanced Return Trust
TBA         -- To Be Announced
TRAN        -- Tax Revenue Anticipation Notes
USD         -- Unified School District
V/R         -- Variable Rate
WEBS        -- World Equity Benchmark Shares
XLCA        -- XL Capital Assurance

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

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

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

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
                -----------------------------------------------------

(C) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds        RT54726 01-06
                                                               SWBP/SAR102 11-05

                                                              [LOGO]
                                                               WELLS  ADVANTAGE
                                                               FARGO  FUNDS

                                                              NOVEMBER 30, 2005
[GRAPHIC OMITTED]
                                                             Semi-Annual Report

WELLS FARGO ADVANTAGE INCOME FUNDS

Wells Fargo Advantage Diversified Bond Fund
Wells Fargo Advantage High Yield Bond Fund
Wells Fargo Advantage Income Plus Fund
Wells Fargo Advantage Inflation-Protected Bond Fund
Wells Fargo Advantage Intermediate Government Income Fund
Wells Fargo Advantage Short Duration Government Bond Fund
Wells Fargo Advantage Stable Income Fund
Wells Fargo Advantage Strategic Income Fund
Wells Fargo Advantage Total Return Bond Fund
Wells Fargo Advantage Ultra-Short Duration Bond Fund

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------

Performance Highlights
--------------------------------------------------------------------------------
   Diversified Bond Fund .................................................     2
   High Yield Bond Fund ..................................................     4
   Income Plus Fund ......................................................     6
   Inflation-Protected Bond Fund .........................................     8
   Intermediate Government Income Fund ...................................    10
   Short Duration Government Bond Fund ...................................    12
   Stable Income Fund ....................................................    14
   Strategic Income Fund .................................................    16
   Total Return Bond Fund ................................................    18
   Ultra-Short Duration Bond Fund ........................................    20

Fund Expenses ............................................................    22
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------
   Diversified Bond Fund .................................................    27
   High Yield Bond Fund ..................................................    28
   Income Plus Fund ......................................................    38
   Inflation-Protected Bond Fund .........................................    46
   Intermediate Government Income Fund ...................................    47
   Short Duration Government Bond Fund ...................................    51
   Stable Income Fund ....................................................    54
   Strategic Income Fund .................................................    55
   Total Return Bond Fund ................................................    61
   Ultra-Short Duration Bond Fund ........................................    62

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................    68
   Statements of Operations ..............................................    70
   Statements of Changes in Net Assets ...................................    72
   Financial Highlights ..................................................    84

Notes to Financial Statements ............................................    95
--------------------------------------------------------------------------------
                                Master Portfolios
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------
   Inflation-Protected Bond Portfolio ....................................   105
   Managed Fixed Income Portfolio ........................................   108
   Stable Income Portfolio ...............................................   119
   Total Return Bond Portfolio ...........................................   127

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................   139
   Statements of Operations ..............................................   140
   Statements of Changes in Net Assets ...................................   142
   Financial Highlights ..................................................   144

Notes to Financial Statements ............................................   146
--------------------------------------------------------------------------------

Other Information (Unaudited) ............................................   150
--------------------------------------------------------------------------------

List of Abbreviations ....................................................   152
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed is your WELLS FARGO ADVANTAGE INCOME FUNDS semi-annual report for the period ended November 30, 2005. On the following pages, you will find a discussion of the Funds -- including the Fund managers' strategic outlook -- performance highlights, and information about the Funds' holdings.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      At the close of November, the economy showed signs of rebounding from the effects of the Gulf Coast hurricanes and resulant higher energy prices. Consumer confidence indices have recovered much of the ground lost after the storms. Consumer spending (excluding autos) was better than expected in October, and holiday sales seem to be outpacing last year's holiday sales. Employment growth appears to be moderate.

      Despite higher energy costs, core inflation indices have remained surprisingly stable. Anecdotal reports suggest that companies are having more success in passing along cost increases to consumers, but so far those reports have not been substantiated by the key inflation indices. Nevertheless, higher inflation figures may emerge as 2005 comes to an end.

      Housing construction and sales of existing single-family homes slowed in October and may point to a softening in the housing boom. Some slackening from the recent feverish pace of sales and price increases is welcome, but since housing has been such an important contributor to U.S. economic expansion, a significant slowing could be a drag on continued economic growth. Higher mortgage rates may also contribute a decline in housing activity.

BONDS: SEESAW STILL MOVING UP AND DOWN
--------------------------------------------------------------------------------

      Yields on most U.S. Treasury notes and bonds fell as the federal funds rate rose four times during the reporting period. Exceptional demand for U.S. Treasury securities from foreign investors and the tame core inflation data were two factors thought to be keeping bond yields low. At the end of the second quarter, the corporate sectors recovered enough to produce good returns. However, from July through September, bonds moved lower as evidenced by the Lehman Brothers U.S. Aggregate Bond Index(1) of investment-grade, taxable bonds which suffered its second quarterly loss in 2005 and its worst setback in over a year. Higher quality and shorter duration asset-backed securities were the best-performing sectors during the third quarter and municipal bonds outperformed the taxable, investment-grade sector during the same time.

      November saw a slight rebound from third quarter declines. Lower-quality (BBB-rated) investment-grade corporate bonds benefited from signs of economic strength and increased tolerance for risk among investors. In addition, shorter-term, asset and mortgage-backed securities were not affected by rising rates. However, long-term treasury issues trailed the S&P 500 Index for the six-month period ending November 30, 2005.

LOOKING AHEAD: LONG-TERM GROWTH?
--------------------------------------------------------------------------------

      As stock and bond investors seek to determine where inflation, interest rates, and corporate earnings are headed, we may see more unpredictable movement in the markets.

      That's one of the reasons we believe successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer Funds across every key category, each one guided by skillful, independent money managers -- our sub-advisers -- chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results, offers our investors the firm footing they need to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
(1) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers U.S. Government/Credit Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities.You cannot invest directly in an Index.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND (the Fund) seeks total return by diversifying its investments among different fixed income investment styles.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Galliard Capital Management
                                          Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Thomas C. Biwer, CFA                   12/31/1982
   Christian L. Chan, CFA
   Andrew Owen, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Administrator Class shares returned (0.47%)(1) for the six-month period ending November 30, 2005, slightly outperforming its benchmark, the Lehman Brothers U.S. Aggregate Bond Index(2), which returned (0.48%) during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT
MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Federal Open Market Committee raised its target for the Federal Funds rate by 100 basis points during the last six months to 4%. As a result, the yield curve has continued to flatten. The yield on the three-month Treasury Bill rose almost 100 basis points to 3.93% while the yield on the ten-year Treasury Note rose by 50 basis points ending the period at 4.48%. The Fund continued to benefit from its conservative positioning in the corporate sector and exposure to long-maturity treasury securities. Mortgages had negative excess returns during this period, which hurt Fund performance. The positive excess return in intermediate investment-grade corporate bonds benefited the Fund's performance during this period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund continues to emphasize investments in high quality, high income producing-securities. The majority of the Fund's purchases were centered on compelling, relative value opportunities mostly in the mortgage pass-through and commercial mortgage-backed areas. Additionally, the Fund transitioned to a portfolio with sectors that are more closely aligned with that of the benchmark. The transition process included merging the Strategic Value Bond Portfolio with the Managed Fixed Income Portfolio, launching the Total Return Bond Portfolio and Inflation-Protected Bond Portfolio, and eliminating the Tactical Maturity Bond Portfolio. The Fund's allocation as of November 30, 2005 was: 70% Managed Fixed Income Portfolio, 20% Total Return Bond Portfolio, and 10% Inflation-Protected Bond Portfolio. The transition process began in July of this year and was completed in November.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We expect interest rates to remain in a range of 4% to 5% for the ten-year U.S. Treasury bond at the longer end of the yield curve and short-term interest rates to increase. We also expect credit spreads to widen out as the economy slows in response to record level energy prices, rising interest rates, and consumer debt. The Fund is underweighted compared to its benchmark in its corporate spread exposure with a modest weight in high-yield securities compared to its benchmark. The Fund is overweighted in structured securities. As risk premiums widen out, we expect to gradually increase corporate exposure.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK AND INFLATION-PROTECTED BOND RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND.

(1) The Fund's Adviser has committed through September 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. The Fund is a gateway blended Fund that invests all of its assets in three or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown for the Administrator Class (formerly named Institutional Class) shares of the WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Diversified Bond Fund, its predecessor fund. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND was named the Wells Fargo Diversified Bond Fund.

(2) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                        6-Months*   1-Year   5-Year   10-Year
-------------------------------------------------------------------------------------------------------------
Diversified Bond Fund - Administrator Class (Incept. Date 11/11/1994)    (0.47)      2.16     4.37     5.46
-------------------------------------------------------------------------------------------------------------
Benchmark
-------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Bond Index(2)                          (0.48)      2.40     6.06     6.21
-------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------
Portfolio Turnover                                                           83%
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                    N/A
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    5.40%
--------------------------------------------------------------------------------
Estimated Weighted Average Maturity                                     7.07 yrs
--------------------------------------------------------------------------------
Estimated Average Duration                                              4.86 yrs
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                                    $ 25.16
--------------------------------------------------------------------------------
Distribution Rate(5)                                                       5.37%
--------------------------------------------------------------------------------
30-Day SEC Yield(6)                                                        4.69%

PORTFOLIO ALLOCATION(3,7) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset-Backed Securities                                                    (9%)
Collateralized Mortgage Securities                                        (26%)
U.S. Treasury Bonds                                                       (12%)
U.S. Treasury Notes                                                        (7%)
U.S. Government Agencies                                                  (18%)
Corporate Bonds                                                           (21%)
Municipal Bonds                                                            (2%)
Repurchase Agreements                                                      (1%)
Cash Equivalent                                                            (4%)

GROWTH OF $10,000 INVESTMENT(8) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE      Lehman Brothers
             DIVERSIFIED BOND FUND -   U.S. Aggregate Bond
               Administrator Class            Index
             -----------------------   -------------------
11/30/1995            10000                  10,000
12/31/1995            10086                  10,140
 1/31/1996            10147                  10,208
 2/29/1996            10013                  10,030
 3/31/1996             9945                   9,961
 4/30/1996             9903                   9,905
 5/31/1996             9926                   9,884
 6/30/1996            10021                  10,017
 7/31/1996            10044                  10,045
 8/31/1996            10036                  10,028
 9/30/1996            10174                  10,202
10/31/1996            10353                  10,429
11/30/1996            10513                  10,607
12/31/1996            10432                  10,509
 1/31/1997            10445                  10,541
 2/28/1997            10449                  10,567
 3/31/1997            10325                  10,450
 4/30/1997            10461                  10,606
 5/31/1997            10544                  10,707
 6/30/1997            10659                  10,834
 7/31/1997            11021                  11,126
 8/31/1997            10836                  11,031
 9/30/1997            11038                  11,194
10/31/1997            11281                  11,356
11/30/1997            11351                  11,408
12/31/1997            11500                  11,523
 1/31/1998            11684                  11,671
 2/28/1998            11640                  11,662
 3/31/1998            11662                  11,702
 4/30/1998            11710                  11,763
 5/31/1998            11850                  11,875
 6/30/1998            12004                  11,976
 7/31/1998            11991                  12,001
 8/31/1998            12328                  12,196
 9/30/1998            12639                  12,482
10/31/1998            12482                  12,416
11/30/1998            12539                  12,486
12/31/1998            12546                  12,524
 1/31/1999            12621                  12,613
 2/28/1999            12324                  12,393
 3/31/1999            12385                  12,462
 4/30/1999            12423                  12,501
 5/31/1999            12342                  12,392
 6/30/1999            12309                  12,352
 7/31/1999            12295                  12,300
 8/31/1999            12281                  12,294
 9/30/1999            12380                  12,436
10/31/1999            12394                  12,482
11/30/1999            12409                  12,481
12/31/1999            12397                  12,421
 1/31/2000            12412                  12,380
 2/29/2000            12639                  12,530
 3/31/2000            12912                  12,695
 4/30/2000            12806                  12,659
 5/31/2000            12740                  12,653
 6/30/2000            13008                  12,916
 7/31/2000            13149                  13,034
 8/31/2000            13361                  13,223
 9/30/2000            13361                  13,306
10/31/2000            13467                  13,394
11/30/2000            13737                  13,614
12/31/2000            14037                  13,867
 1/31/2001            14162                  14,094
 2/28/2001            14311                  14,217
 3/31/2001            14316                  14,288
 4/30/2001            14161                  14,228
 5/31/2001            14236                  14,313
 6/30/2001            14286                  14,368
 7/31/2001            14553                  14,690
 8/31/2001            14710                  14,858
 9/30/2001            14795                  15,032
10/31/2001            15102                  15,347
11/30/2001            14807                  15,135
12/31/2001            14753                  15,038
 1/31/2002            14858                  15,160
 2/28/2002            14997                  15,307
 3/31/2002            14683                  15,053
 4/30/2002            14920                  15,345
 5/31/2002            15011                  15,475
 6/30/2002            15100                  15,609
 7/31/2002            15248                  15,797
 8/31/2002            15394                  16,064
 9/30/2002            15584                  16,324
10/31/2002            15457                  16,250
11/30/2002            15420                  16,246
12/31/2002            15657                  16,581
 1/31/2003            15666                  16,595
 2/28/2003            15857                  16,825
 3/31/2003            15789                  16,812
 4/30/2003            15909                  16,951
 5/31/2003            16228                  17,266
 6/30/2003            16179                  17,231
 7/31/2003            15831                  16,652
 8/31/2003            15882                  16,762
 9/30/2003            16188                  17,207
10/31/2003            16109                  17,046
11/30/2003            16156                  17,087
12/31/2003            16273                  17,261
 1/31/2004            16383                  17,400
 2/29/2004            16540                  17,588
 3/31/2004            16666                  17,720
 4/30/2004            16302                  17,260
 5/31/2004            16243                  17,191
 6/30/2004            16295                  17,289
 7/31/2004            16411                  17,460
 8/31/2004            16619                  17,793
 9/30/2004            16660                  17,841
10/31/2004            16749                  17,991
11/30/2004            16654                  17,847
12/31/2004            16782                  18,011
 1/31/2005            16883                  18,125
 2/28/2005            16788                  18,018
 3/31/2005            16737                  17,926
 4/30/2005            16928                  18,168
 5/31/2005            17095                  18,364
 6/30/2005            17214                  18,465
 7/31/2005            17032                  18,297
 8/31/2005            17260                  18,531
 9/30/2005            17069                  18,341
10/31/2005            16953                  18,196
11/30/2005            17014                  18,276
--------------------------------------------------------------------------------

(3) Fund characteristics and portfolio allocation are subject to change.

(4) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal,less expenses,and the maximum offering price calculated on a 30-day month-end basis.

(7) This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests. Portfolio holdings are subject to change. See Notes to Financial Statements for a discussion of the master portfolios.

(8) The chart compares the performance of the WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND Administrator Class shares for the most recent ten years with the Lehman Brothers U.S. Aggregate Bond Index.The chart assumes a hypothetical $10,000 investment in Administrator Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND (the Fund) seeks total return with a high level of current income.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Philip Susser                           11/29/2002
   Roger Wittlin

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 3.42%(1) (excluding sales charges) for the six-month period ending November 30, 2005, outperforming its benchmark, the Merrill Lynch High Yield Master II Index(2), which returned 2.58% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.
CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Several factors contributed to the Fund outperforming its benchmark during the six-month reporting period. The Fund benefited from its underweighted exposure to Utilities and its larger-than-market exposure to the Services and Telecommunications sectors. Offsetting some of the gains was the smaller exposure to the Energy sector, which performed better than the broader market. The Fund was well-positioned from a bond maturity and quality perspective as the most interest-rate sensitive part of the high-yield market -- BB-rated and long-dated issues -- performed below the market average. The Fund held less than market weight in both BB-rated issues and long-dated issues as part of the strategy to choose issues driven by credit fundamentals instead of interest sensitivity in a rising-rate environment.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund began the period shorter in duration relative to the broader high-yield market which means that the portfolio had more shorter maturity issues in it than the benchmark. As interest rates rose, the Fund neutralized its position by buying longer-dated issues. The Fund also increased its exposure to BB-rated issues as part of a strategy to protect it from fluctuating interest rates. The Fund's strategy is focused on buying issues with strong credit fundamentals and avoiding companies supported by speculative, PRO-FORMA earnings. Recently, the Fund has increased its exposure to the Telecommunications sector as the sector has transformed from a high capital expenditure, build-out business model to one generating stable cash flows with continual consolidation. Further, in spite of the very publicized troubles for General Motors, the Fund is a significant holder of General Motors Acceptance Corporation (GMAC) bonds, the profitable finance arm of General Motors. Our long-held investment thesis has been that General Motors will be forced to sell all or part of GMAC to a higher rated financial institution in order for GMAC to separately operate as an investment grade company as opposed to being tied to and classified as, a below-investment grade company. The GMAC bonds were highly volatile in the period but rallied on news that General Motors will indeed look to sell a controlling interest in its financing arm.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Fund emphasizes a conservative credit philosophy in which its analysts and portfolio managers engage in rigorous, bottom-up credit analysis. The style has an inherent bias toward companies with free cash flow and assets such as real estate, which can be sold in the marketplace and provide good downside protection in the case of a bankruptcy. Although the investment style is focused at the company level, the investment team pays particular attention to macro-economic conditions and the Fund seeks to invest in what is deemed to provide the most attractive risk-adjusted returns within a company's capital structure.

      Since early 2005, the Fund has moved towards a more defensive stance by reducing its triple-C rated issuers, moving up in the capital structure where possible, and increasing exposure to bank loans. Bank loans (or "leveraged loans") provide floating-rate returns and seniority in the capital structure (hence, potentially less risk). The loans have performed well above the market average since their inclusion. To date, the bank loans have been outperformers within the Fund and we feel they may continue to add value within a high-yield portfolio for the next six to twelve months. We believe the high-yield market is aptly priced for the risk and may be poised to deliver positive returns over the next twelve months.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

The views expressed are as of November 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND.

(1) The Fund's Adviser has committed through September 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                               Including Sales Charge           Excluding Sales Charge
                                                          -------------------------------  -------------------------------
                                                          6-Months*  1-Year  Life of Fund  6-Months*  1-Year  Life of Fund
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund - Class A (Incept. Date 11/29/2002)   (1.23)    (1.64)      6.75         3.42     3.00       8.40
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund - Class B (Incept. Date 11/29/2002)   (2.06)    (2.87)      6.71         2.94     2.13       7.58
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund - Class C (Incept. Date 11/29/2002)    1.94      1.14       7.60         2.94     2.14       7.60
--------------------------------------------------------------------------------------------------------------------------
Benchmark
--------------------------------------------------------------------------------------------------------------------------
   Merrill Lynch High Yield Master II Index(2)                                                2.58     3.34      13.64
--------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------
Portfolio Turnover                                                           49%
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                     B
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    7.98%
--------------------------------------------------------------------------------
Estimated Weighted Average Maturity                                    6.82 yrs
--------------------------------------------------------------------------------
Estimated Average Duration                                             4.43 yrs
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C)                    $10.19, $10.18, $10.19
--------------------------------------------------------------------------------
Distribution Rate(5) (Class A, B, C)                         6.63%, 6.20%, 6.20%
--------------------------------------------------------------------------------
30-Day SEC Yield(6) (Class A, B, C)                          7.07%, 6.64%, 6.64%

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Preferred Stocks                        (1%)
Corporate Bonds                        (84%)
Repurchase Agreements                   (2%)
Foreign Government Bonds                (2%)
Term Loans                             (11%)

GROWTH OF $10,000 INVESTMENT(7) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE
             HIGH YIELD BOND FUND -    Merrill Lynch High
                    Class A           Yield Master II Index
             ----------------------   ---------------------
11/29/2002            9550                    10,000
11/30/2002            9550                    10,005
12/31/2002            9520                    10,151
 1/31/2003            9530                    10,456
 2/28/2003            9553                    10,596
 3/31/2003            9610                    10,876
 4/30/2003           10022                    11,508
 5/31/2003           10065                    11,638
 6/30/2003           10312                    11,966
 7/31/2003           10207                    11,803
 8/31/2003           10290                    11,948
 9/30/2003           10541                    12,278
10/31/2003           10640                    12,532
11/30/2003           10723                    12,700
12/31/2003           10941                    13,008
 1/31/2004           11045                    13,214
 2/29/2004           11073                    13,197
 3/31/2004           11147                    13,291
 4/30/2004           11136                    13,203
 5/31/2004           10996                    12,996
 6/30/2004           11103                    13,184
 7/31/2004           11224                    13,360
 8/31/2004           11359                    13,605
 9/30/2004           11483                    13,795
10/31/2004           11654                    14,055
11/30/2004           11813                    14,207
12/31/2004           11953                    14,422
 1/31/2005           11945                    14,407
 2/28/2005           12031                    14,613
 3/31/2005           11797                    14,214
 4/30/2005           11649                    14,058
 5/31/2005           11765                    14,312
 6/30/2005           11938                    14,584
 7/31/2005           12160                    14,807
 8/31/2005           12188                    14,867
 9/30/2005           12094                    14,718
10/31/2005           12063                    14,611
11/30/2005           12167                    14,681
--------------------------------------------------------------------------------

(2) The Merrill Lynch High Yield Master II Index is a market capitalization weighted Index of domestic and Yankee high yield bonds. The Index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an Index.

(3) Fund characteristics and portfolio allocation are subject to change.

(4) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, and the maximum offering price calculated on a 30-day month-end basis.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND Class A shares for the life of the Fund with the Merrill Lynch High Yield Master II Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME PLUS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INCOME PLUS FUND (the Fund) seeks to maximize income while maintaining prospects for capital appreciation.

ADVISER                                SUB-ADVISER
     Wells Fargo Funds Management, LLC     Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
     W. Frank Koster                       07/13/1998
     Thomas M. Price, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.15%(1) (excluding sales charges) for the six-month period ending November 30, 2005, outperforming its broad-based benchmark, the Lehman Brothers Universal Index(2) which returned (0.08%), and outperforming the Lehman Brothers U.S. Aggregate Bond Index3 which returned (0.48%) during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Interest rates rose significantly during the six-month period, particularly for bonds of short-to-intermediate maturities. The yield on the three-year U.S. Treasury Note rose approximately 0.75% to end the period at 4.39%, near the high point of the range over the last five years. The ten-year Treasury Note yield climbed by 0.50%, while the longest outstanding Treasury bond, due in 2031, experienced a yield increase of about 0.37%. This flattening (rising short-term rates relative to long-term rates) of the yield curve was anticipated, which positively impacted Fund performance relative to our broad-based benchmark.

      The driving force behind the rise in rates was the Federal Reserve Board's (the Fed) ongoing policy of tightening credit. The Fed increased its target rate for overnight lending four times during the last six months for a cumulative hike of 1.00%. Robust economic growth -- despite hurricane-related disruptions and worries about the potential inflationary impact of higher energy prices -- kept the Fed in tightening mode.

      Rising interest rates significantly impacted the corporate and mortgage bond sectors as well, and resulted in a period of mixed returns for both sectors. In the mortgage sector, our emphasis was on bonds that were insulated from extension risk and that provided a reasonable amount of yield on shorter-dated maturities. For long-dated securities, we preferred 15-year collateral to 30-year collateral. We believe individual issue selection is critical in this type of credit tightening environment.

      Our allocation to high-yield bonds was approximately 25% during the period. The high-yield market outperformed the high-grade market as riskier securities outperformed safer securities due to strong economic growth.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the period, several mortgage-backed-securities (MBS) were added to the portfolio, a strategic move that did not increase effective duration, but produced a significant increase in yield relative to comparable Treasuries. The mortgage bonds were all AAA rated and resulted in a yield increase over Treasuries of roughly 1%. These bonds are issued off of private label shelves (e.g. BOAMS, CHASE, CWALT, etc.) and as a result we performed a very careful analysis on the underlying collateral to help ensure smooth performance of each issue. We also continued to increase our high-yield holdings with a current target allocation of 30% of the portfolio.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the course of monetary tightening which began in 2004 is now in its late stages. Unless core measures of inflation begin to rise materially, we believe the Fed is likely to cease raising its rate targets in the first half of 2006. Given our expectation of firm economic growth, rates could well trade within a fairly narrow range in coming quarters. In such an environment the opportunities to add incremental return are more likely to come from exploiting relative value discrepancies across and within sectors rather than through positioning for significant changes in the general level of interest rates or the slope of the yield curve. As such, we will continue to focus on individual security selection, favoring securities in the lower end of the risk spectrum.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INCOME PLUS FUND.

(1) The Fund's Adviser has committed through September 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                      Including Sales Charge                       Excluding Sales Charge
                                            ------------------------------------------   ------------------------------------------
                                            6-Months*   1-Year   5-Year   Life of Fund   6-Months*   1-Year   5-Year   Life of Fund
-----------------------------------------------------------------------------------------------------------------------------------
Income Plus Fund - Class A
   (Incept. Date 07/13/1998)                 (4.37)     (2.68)    5.54         3.80         0.15      1.87     6.53       4.45
-----------------------------------------------------------------------------------------------------------------------------------
Income Plus Fund - Class B
   (Incept. Date 07/13/1998)                 (5.22)     (3.98)    5.39         3.67        (0.22)     1.02     5.71       3.67
-----------------------------------------------------------------------------------------------------------------------------------
Income Plus Fund - Class C
   (Incept. Date 07/13/1998)                 (1.22)      0.11     5.71         3.67        (0.22)     1.11     5.71       3.67
-----------------------------------------------------------------------------------------------------------------------------------
Benchmarks
-----------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Universal Index(2)                                                      (0.08)     2.75     6.46       6.00
-----------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Bond Index(3)                                            (0.48)     2.40     6.06       5.86

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

Portfolio Turnover                                                           82%
--------------------------------------------------------------------------------
Average Credit Quality(5)                                                     A1
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    5.93%
--------------------------------------------------------------------------------
Estimated Weighted Average Maturity                                     6.14 yrs
--------------------------------------------------------------------------------
Estimated Average Duration                                              4.14 yrs
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C)                     $10.67, $10.67, $10.67
--------------------------------------------------------------------------------
Distribution Rate(6) (Class A, B, C)                         5.96%, 5.49%, 5.49%
--------------------------------------------------------------------------------
30-Day SEC Yield(7) (Class A, B, C)                          4.37%, 3.82%, 3.82%

PORTFOLIO ALLOCATION(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset-Backed Securities                                                    (10%)
Collateralized Mortgage Securities                                          (9%)
U.S. Treasury Bonds                                                         (4%)
U.S. Treasury Notes                                                        (13%)
U.S. Government  Agencies                                                   (8%)
Foreign Government                                                          (1%)
Corporate Bonds                                                            (50%)
Cash Equivalent                                                             (5%)

GROWTH OF $10,000 INVESTMENT(8) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE          Lehman Brothers          Lehman Brothers
            INCOME PLUS FUND - Class A  U.S. Aggregate Bond Index  U.S. Universal Index
            --------------------------  -------------------------  --------------------
 7/13/1998              9549                      10,000                  10,000
 7/31/1998              9512                      10,021                  10,024
 8/31/1998              9382                      10,184                  10,023
 9/30/1998              9709                      10,423                  10,261
10/31/1998              9637                      10,368                  10,219
11/30/1998              9844                      10,426                  10,321
12/31/1998              9883                      10,458                  10,344
 1/31/1999              9945                      10,533                  10,413
 2/28/1999              9764                      10,349                  10,248
 3/31/1999              9810                      10,406                  10,326
 4/30/1999              9976                      10,439                  10,387
 5/31/1999              9855                      10,348                  10,282
 6/30/1999              9790                      10,315                  10,264
 7/31/1999              9717                      10,271                  10,222
 8/31/1999              9594                      10,265                  10,211
 9/30/1999              9649                      10,385                  10,321
10/31/1999              9502                      10,423                  10,365
11/30/1999              9519                      10,422                  10,382
12/31/1999              9539                      10,372                  10,362
 1/31/2000              9415                      10,338                  10,327
 2/29/2000              9482                      10,463                  10,458
 3/31/2000              9444                      10,601                  10,580
 4/30/2000              9387                      10,571                  10,547
 5/31/2000              9246                      10,566                  10,528
 6/30/2000              9435                      10,785                  10,755
 7/31/2000              9567                      10,884                  10,858
 8/31/2000              9627                      11,041                  11,017
 9/30/2000              9651                      11,111                  11,073
10/31/2000              9546                      11,184                  11,117
11/30/2000              9600                      11,368                  11,267
12/31/2000              9803                      11,579                  11,483
 1/31/2001             10066                      11,769                  11,708
 2/28/2001             10149                      11,871                  11,806
 3/31/2001             10136                      11,931                  11,846
 4/30/2001             10103                      11,881                  11,793
 5/31/2001             10176                      11,952                  11,878
 6/30/2001             10181                      11,997                  11,911
 7/31/2001             10368                      12,266                  12,146
 8/31/2001             10490                      12,407                  12,297
 9/30/2001             10399                      12,552                  12,386
10/31/2001             10677                      12,815                  12,635
11/30/2001             10653                      12,638                  12,487
12/31/2001             10564                      12,557                  12,413
 1/31/2002             10624                      12,659                  12,517
 2/28/2002             10643                      12,781                  12,634
 3/31/2002             10598                      12,569                  12,451
 4/30/2002             10750                      12,813                  12,688
 5/31/2002             10835                      12,922                  12,784
 6/30/2002             10768                      13,034                  12,830
 7/31/2002             10711                      13,191                  12,939
 8/31/2002             10910                      13,414                  13,178
 9/30/2002             11028                      13,631                  13,366
10/31/2002             10975                      13,569                  13,321
11/30/2002             11150                      13,565                  13,357
12/31/2002             11339                      13,846                  13,633
 1/31/2003             11401                      13,857                  13,671
 2/28/2003             11563                      14,049                  13,864
 3/31/2003             11635                      14,038                  13,878
 4/30/2003             11867                      14,154                  14,042
 5/31/2003             12084                      14,417                  14,310
 6/30/2003             12119                      14,389                  14,307
 7/31/2003             11786                      13,905                  13,846
 8/31/2003             11858                      13,997                  13,946
 9/30/2003             12113                      14,368                  14,318
10/31/2003             12095                      14,234                  14,215
11/30/2003             12128                      14,268                  14,264
12/31/2003             12292                      14,414                  14,427
 1/31/2004             12381                      14,530                  14,552
 2/29/2004             12488                      14,687                  14,694
 3/31/2004             12589                      14,797                  14,812
 4/30/2004             12395                      14,412                  14,433
 5/31/2004             12258                      14,355                  14,360
 6/30/2004             12342                      14,436                  14,451
 7/31/2004             12465                      14,579                  14,604
 8/31/2004             12684                      14,858                  14,894
 9/30/2004             12767                      14,898                  14,952
10/31/2004             12910                      15,023                  15,089
11/30/2004             12927                      14,903                  14,995
12/31/2004             13098                      15,040                  15,144
 1/31/2005             13129                      15,135                  15,231
 2/28/2005             13131                      15,045                  15,169
 3/31/2005             12984                      14,969                  15,058
 4/30/2005             13034                      15,171                  15,241
 5/31/2005             13149                      15,335                  15,419
 6/30/2005             13215                      15,419                  15,524
 7/31/2005             13168                      15,279                  15,412
 8/31/2005             13298                      15,474                  15,601
 9/30/2005             13155                      15,315                  15,456
10/31/2005             13077                      15,194                  15,332
11/30/2005             13169                      15,261                  15,407

--------------------------------------------------------------------------------

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE INCOME PLUS FUND was named the Wells Fargo Income Plus Fund. Performance shown for Class A, Class B and Class C shares of the WELLS FARGO ADVANTAGE INCOME PLUS FUND prior to November 8, 1999, reflects performance of the Class A, Class B, and Class C shares of the Stagecoach Strategic Income Fund, its predecessor fund.

(2) Lehman Brothers Universal Index is an unmanaged market-value-weighted performance benchmark for the U.S.dollar denominated bond market, which includes investment grade, high yield, and emerging market debt securities with maturities of one year or more. You cannot invest directly in an Index.

(3) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers U.S. Government/Credit Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

(4)   Fund characteristics and portfolio allocation are subject to change.

(5) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current offering price.

(7) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, and the maximum offering price calculated on a 30-day month-end basis.


(8) The chart compares the performance of the WELLS FARGO ADVANTAGE INCOME PLUS FUND Class A shares for the life of the Fund with the Lehman Brothers U.S. Aggregate Bond Index and Lehman Brothers Universal Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND (the Fund) seeks to provide total return while providing protection against inflation.

ADVISER                                SUB-ADVISER
     Wells Fargo Funds Management, LLC     Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
     Michael J. Bray, CFA                  02/28/2003
     Jay N. Mueller, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned (0.87%)(1) (excluding sales charges) for the six-month period ending November 30, 2005, and underperforming its benchmark, the Lehman Brothers U.S. Treasury Inflation Protected Securities Index(2) which returned (0.67%), during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.
CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Interest rates rose significantly during the six-month period. This was reflected in the yields of both Treasury Inflation Protected Securities (TIPS) and ordinary or nominal Treasury notes and bonds. Short-to-intermediate term security yields were hit hardest. The yield of the three-year U.S. Treasury note rose approximately 0.75% to end the period at 4.39%, near the high point of the range over the last five years. TIPS of the same maturity range experienced a rate increase of more than 100% as three-year real yields climbed to 2.20% from about 1.05% at the end of May. Further out on the yield curve TIPS performed more in line with nominal bonds. The ten-year Treasury Note yield climbed 0.50% during this period while the ten-year TIPS real yield rose 0.51%.

      The increase in nominal yields reflected a continuation of the policy of tightening credit conditions by the Federal Reserve Board (the Fed) that begun in the summer of 2004. The Fed increased its target rate for overnight lending four times during the last six months for a cumulative hike of 1.00%. Robust economic growth -- despite hurricane-related disruptions and worries about the potential inflationary impact of higher energy prices -- kept the Fed in tightening mode.

      TIPS, largely insulated from the effects of inflation, still responded to changes in the Fed's rate targets as such moves generally alter the market's expectations for real yields. Consequently, the rise in real yields generally pushed TIPS market prices lower.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      For most of this year we have anticipated both nominal yields and real yields to trend higher, with the belief that short-term rates would increase more than intermediate and long-term rates. Consequently, we have generally managed the Fund to target a modestly lower duration (which measures interest rate sensitivity) than that of the benchmark. During the six-month period, we slightly increased the Fund's duration, while keeping it below benchmark. We also adopted a more neutral stance regarding the slope of the yield curve, this involved increasing the proportion of the Fund's assets invested in short and intermediate-term TIPS.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the course of monetary tightening begun in 2004 is now in its late stages. Unless core measures of inflation begin to rise materially, we believe the Fed is likely to cease raising its rate targets in the first half of 2006. The two factors likely to influence valuation in the TIPS market are the pace of economic growth -- which tends to be positively correlated with real rates -- and inflation, which affects the attractiveness of nominal bonds compared to TIPS. We expect Gross Domestic Product growth to be solid but unexceptional in 2006, while inflation is likely to be contained near current levels. Consequently, the TIPS market may trade in a range fairly close to current real yield levels.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO INFLATION-PROTECTED BOND RISK.

--------------------------------------------------------------------------------

The views expressed are as of November 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND.

(1) The Fund's Adviser has committed through September 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND was named the Wells Fargo Inflation-Protected Bond Fund. On April 11, 2005, the Institutional Class shares became the Administrator Class shares.

(2) The Lehman Brothers U.S. Treasury Inflation Protected Securities Index is an index of inflation-Indexed linked U.S. Treasury securities. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                    Including Sales Charge              Excluding Sales Charge
                                               ---------------------------------   ---------------------------------
                                               6-Months*   1-Year   Life of Fund   6-Months*   1-Year   Life of Fund
--------------------------------------------------------------------------------------------------------------------
Inflation-Protected Bond Fund - Class A
   (Incept. Date 02/28/2003)                     (5.33)    (1.75)       2.52         (0.87)     2.88        4.25
--------------------------------------------------------------------------------------------------------------------
Inflation-Protected Bond Fund - Class B
   (Incept. Date 02/28/2003)                     (6.25)    (3.09)       2.33         (1.25)     1.91        3.37
--------------------------------------------------------------------------------------------------------------------
Inflation-Protected Bond Fund - Class C
   (Incept. Date 02/28/2003)                     (2.25)     0.91        3.40         (1.25)     1.91        3.40
--------------------------------------------------------------------------------------------------------------------
Inflation-Protected Bond Fund - Administrator Class
   (Incept. Date 02/28/2003)                                                         (0.76)     3.03        4.44
--------------------------------------------------------------------------------------------------------------------
Benchmark
--------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Treasury Inflation Protected Securities Index(2)             (0.67)     3.34        4.97

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

Portfolio Turnover                                                            2%
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                    Aaa
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    2.80%
--------------------------------------------------------------------------------
Estimated Weighted Average Maturity                                     9.81 yrs
--------------------------------------------------------------------------------
Estimated Average Duration                                              7.85 yrs
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C,
Administrator)                                      $10.03, $10.00,$10.01,$10.01
--------------------------------------------------------------------------------
Distribution Rate(5) (Class A, B, C,
Administrator)                                       14.13%,14.04%,14.04%,15.04%
--------------------------------------------------------------------------------
30-Day SEC Yield(6) (Class A, B, C,
Administrator)                                       13.25%,13.07%,13.06%,14.17%

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalent                                                             (9%)
U.S. Treasury Bonds                                                        (32%)
U.S. Treasury Notes                                                        (58%)
U.S. Government Agencies                                                    (1%)

GROWTH OF $10,000 INVESTMENT(7) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 WELLS FARGO ADVANTAGE      WELLS FARGO ADVANTAGE        Lehman Brothers U.S. Treasury
              INFLATION-PROTECTED BOND     INFLATION-PROTECTED BOND     Inflation Protected Securities
                   FUND - Class A         FUND - Administrator Class                Index
 2/28/2003              9550                        10000                           10,000
 3/31/2003              9442                         9879                            9,838
 4/30/2003              9402                         9849                            9,812
 5/31/2003              9831                        10290                           10,278
 6/30/2003              9737                        10204                           10,173
 7/31/2003              9284                         9721                            9,703
 8/31/2003              9443                         9891                            9,876
 9/30/2003              9749                        10213                           10,203
10/31/2003              9782                        10251                           10,259
11/30/2003              9785                        10255                           10,266
12/31/2003              9876                        10353                           10,370
 1/31/2004              9976                        10461                           10,490
 2/29/2004             10202                        10700                           10,732
 3/31/2004             10340                        10847                           10,904
 4/30/2004              9831                        10315                           10,374
 5/31/2004              9993                        10487                           10,560
 6/30/2004              9997                        10493                           10,566
 7/31/2004             10083                        10586                           10,664
 8/31/2004             10342                        10860                           10,950
 9/30/2004             10359                        10880                           10,972
10/31/2004             10459                        10988                           11,081
11/30/2004             10411                        10939                           11,055
12/31/2004             10597                        11138                           11,248
 1/31/2005             10588                        11130                           11,248
 2/28/2005             10543                        11085                           11,201
 3/31/2005             10539                        11084                           11,211
 4/30/2005             10727                        11273                           11,425
 5/31/2005             10805                        11357                           11,504
 6/30/2005             10841                        11386                           11,552
 7/31/2005             10627                        11175                           11,310
 8/31/2005             10841                        11403                           11,571
 9/30/2005             10822                        11385                           11,555
10/31/2005             10698                        11256                           11,407
11/30/2005             10710                        11271                           11,426

--------------------------------------------------------------------------------

(3) Fund characteristics and portfolio allocation are subject to change.

(4) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, and the maximum offering price calculated on a 30-day month-end basis.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND Class A and Administrator Class shares for the life of the Fund with the Lehman Brothers U.S. Treasury Inflation Protected Securities Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Administrator Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND (the Fund) seeks current income, consistent with safety of principal.

ADVISER                                SUB-ADVISER
     Wells Fargo Funds Management, LLC     Wells Capital Management Incorporated

FUND MANAGER                           INCEPTION DATE
    William Stevens                        12/31/1982

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned (0.57%)(1) (excluding sales charges) for the six-month period ending November 30, 2005, and slightly underperforming its benchmark, the Lehman Brothers Intermediate U.S. Government Index(2), which returned (0.21%), during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.
CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The overall rise in rates of more than one-half percent generally hurt performance. The Fund's underweighted position in U.S. Treasuries also dragged on performance as higher volatility and widening risk primarily caused agency and mortgage debt securities to underperform lower yielding loans. The Fund benefited from a flattening yield curve during this period as the Federal Reserve Board's (the Fed) interest rate hikes were not matched entirely by rising longer-term interest rates.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We took advantage of the low volatility of interest rates during the summer to sell some of our higher yielding securities that would perform poorly if rates moved higher or volatility increased. We substituted prepayment protected collateralized mortgage obligations as well as securities backed by multi-family housing that are guaranteed by Fannie Mae.

      As short term interest rates rose to almost the level of longer term rates, we removed most of our bias for a flatter yield curve by adding some securities at the short end of the yield curve and selling some longer-term securities. We did this without changing the overall interest rate risk of the portfolio by using cash and selling some cash equivalent securities. Even though volatility increased slightly, and we did have a manageable move in rates, these trades only slightly benefited performance.

      We also sold some premium mortgage securities and added some discounted (below par) mortgage-backed securities, which continued to underperform slightly going into the end of November.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We are currently experiencing strong economic growth in the United States, with low inflation outside of commodity prices. Solid productivity is the steady force producing this outcome and bonds have been the beneficiary. If the Fed has come close to neutrality -- and we believe it may have -- bonds are well priced for investors. If the pricing outbreak in commodities is contagious, however, and leads to broader pandemic of price increases, bonds probably will not do so well.

      Government bonds have also been the prime beneficiary of non-U.S. buyers. These buyers have driven real (inflation adjusted) yields in the United States down to levels not seen in many decades. Non-U.S. buyers are looking at the very high yields in the United States (compared to most countries) and think they are bargains. This overseas demand has contributed to a 2% decline in real yields. Although we see no evidence of waning demand, higher real yields are certainly a risk should more attractive opportunities be found elsewhere.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN A HIGHER THAN AVERAGE PORTFOLIO TURNOVER RATIO AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN UNDERLYING SECURITIES AND NOT TO SHARES OF THE
FUND. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND.

(1) The Fund's Adviser has committed through September 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A and Class B shares of the WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Norwest Advantage Intermediate Government Income Fund (the accounting survivor of a merger of the Norwest Fund and the Stagecoach U.S. Government Income and U.S. Government Allocation Funds at the close of business November 5, 1999), its predecessor fund. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Class A shares sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 17, 1996, reflects the performance of the Institutional Class shares of the Fund adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund for periods prior to November 8, 1999, reflects performance of the Class B shares of the predecessor fund adjusted for Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND was named the Wells Fargo Intermediate Government Income Fund and the Administrator Class was named the Institutional Class.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                       Including Sales Charge                  Excluding Sales Charge
                                                -------------------------------------   -------------------------------------
                                                6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Government Income Fund - Class A
   (Incept. Date 05/02/1996)                      (5.05)    (3.25)    3.44     4.61      (0.57)      1.31     4.39      5.09
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Government Income Fund - Class B
   (Incept. Date 05/17/1996)                      (5.96)    (4.47)    3.25     4.30      (0.96)      0.53     3.60      4.30
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Government Income Fund - Class C
   (Incept. Date 11/08/1999)                      (2.05)    (0.56)    3.60     4.29      (1.05)      0.44     3.60      4.29
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Government Income Fund -
   Administrator Class (Incept. Date 11/11/1994)                                         (0.54)      1.56     4.66      5.25
-----------------------------------------------------------------------------------------------------------------------------
Benchmark
-----------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Intermediate
      U.S. Government Index(2)                                                           (0.21)      1.62     5.06      5.54

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

Portfolio Turnover                                                           66%
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                    Aaa
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    4.67%
--------------------------------------------------------------------------------
Estimated Weighted Average Maturity                                     4.49 yrs
--------------------------------------------------------------------------------
Estimated Average Duration                                              3.39 yrs
--------------------------------------------------------------------------------

FUND CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

Net Asset Value (NAV)
   (Class A, B, C, Administrator)                 $10.69, $10.67, $10.64, $10.68
--------------------------------------------------------------------------------
Distribution Rate(5)
   (Class A, B, C, Administrator)                     3.69%, 3.11%, 3.11%, 4.12%
--------------------------------------------------------------------------------
30-Day SEC Yield(6)
   (Class A, B, C, Administrator)                     3.59%, 3.00%, 3.00%, 4.00%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Collateralized Mortgage Securities                                         (26%)
U.S. Treasury Bonds                                                         (1%)
U.S. Treasury Notes                                                        (20%)
U.S. Government Agencies                                                   (43%)
Corporate Bonds                                                             (5%)
Repurchase Agreements                                                       (5%)

GROWTH OF $10,000 INVESTMENT(7) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     WELLS FARGO ADVANTAGE        WELLS FARGO ADVANTAGE
                    INTERMEDIATE GOVERNMENT   INTERMEDIATE GOVERNMENT INCOME   Lehman Brothers Intermediate
                     INCOME FUND - Class A      FUND -Administrator Class         U.S. Government Index
    11/30/1995                9550                     10000                               10,000
    12/31/1995                9649                     10104                               10,099
     1/31/1996                9727                     10185                               10,184
     2/29/1996                9604                     10057                               10,076
     3/31/1996                9541                      9990                               10,030
     4/30/1996                9507                      9955                               10,001
     5/31/1996                9488                      9935                                9,996
     6/30/1996                9571                     10031                               10,097
     7/31/1996                9601                     10053                               10,129
     8/31/1996                9579                     10031                               10,140
     9/30/1996                9721                     10179                               10,271
    10/31/1996                9905                     10381                               10,440
    11/30/1996               10064                     10538                               10,566
    12/31/1996                9952                     10421                               10,509
     1/31/1997                9992                     10463                               10,549
     2/28/1997                9988                     10468                               10,566
     3/31/1997                9885                     10350                               10,506
     4/30/1997               10014                     10485                               10,625
     5/31/1997               10092                     10567                               10,708
     6/30/1997               10189                     10678                               10,799
     7/31/1997               10470                     10963                               10,998
     8/31/1997               10363                     10851                               10,956
     9/30/1997               10522                     11017                               11,075
    10/31/1997               10687                     11190                               11,204
    11/30/1997               10721                     11225                               11,229
    12/31/1997               10820                     11339                               11,320
     1/31/1998               10998                     11515                               11,468
     2/28/1998               10948                     11474                               11,456
     3/31/1998               10975                     11492                               11,492
     4/30/1998               11016                     11545                               11,547
     5/31/1998               11121                     11644                               11,626
     6/30/1998               11214                     11741                               11,704
     7/31/1998               11234                     11762                               11,749
     8/31/1998               11489                     12029                               11,972
     9/30/1998               11877                     12446                               12,251
    10/31/1998               11824                     12391                               12,271
    11/30/1998               11803                     12359                               12,233
    12/31/1998               11864                     12422                               12,281
     1/31/1999               11908                     12468                               12,336
     2/28/1999               11640                     12198                               12,167
     3/31/1999               11718                     12269                               12,247
     4/30/1999               11745                     12298                               12,281
     5/31/1999               11588                     12145                               12,205
     6/30/1999               11543                     12097                               12,223
     7/31/1999               11511                     12063                               12,225
     8/31/1999               11506                     12047                               12,242
     9/30/1999               11644                     12192                               12,347
    10/31/1999               11671                     12209                               12,371
    11/30/1999               11667                     12216                               12,380
    12/31/1999               11602                     12147                               12,341
     1/31/2000               11543                     12088                               12,300
     2/29/2000               11680                     12235                               12,401
     3/31/2000               11847                     12412                               12,543
     4/30/2000               11815                     12382                               12,538
     5/31/2000               11811                     12380                               12,571
     6/30/2000               12025                     12608                               12,771
     7/31/2000               12119                     12709                               12,856
     8/31/2000               12289                     12891                               13,000
     9/30/2000               12338                     12945                               13,113
    10/31/2000               12435                     13050                               13,203
    11/30/2000               12656                     13285                               13,397
    12/31/2000               12880                     13536                               13,633
     1/31/2001               12999                     13663                               13,814
     2/28/2001               13130                     13804                               13,941
     3/31/2001               13185                     13853                               14,042
     4/30/2001               13069                     13734                               13,997
     5/31/2001               13103                     13774                               14,054
     6/30/2001               13153                     13829                               14,099
     7/31/2001               13440                     14146                               14,363
     8/31/2001               13603                     14309                               14,491
     9/30/2001               13843                     14564                               14,799
    10/31/2001               14149                     14903                               15,030
    11/30/2001               13862                     14592                               14,851
    12/31/2001               13729                     14468                               14,780
     1/31/2002               13820                     14567                               14,844
     2/28/2002               13966                     14711                               14,965
     3/31/2002               13678                     14411                               14,739
     4/30/2002               13956                     14720                               15,015
     5/31/2002               14065                     14825                               15,120
     6/30/2002               14227                     14998                               15,309
     7/31/2002               14469                     15268                               15,598
     8/31/2002               14700                     15500                               15,776
     9/30/2002               14952                     15767                               16,047
    10/31/2002               14882                     15708                               16,036
    11/30/2002               14783                     15608                               15,909
    12/31/2002               15054                     15900                               16,203
     1/31/2003               15021                     15859                               16,167
     2/28/2003               15208                     16064                               16,350
     3/31/2003               15158                     16015                               16,353
     4/30/2003               15218                     16085                               16,399
     5/31/2003               15464                     16337                               16,657
     6/30/2003               15423                     16297                               16,630
     7/31/2003               14940                     15804                               16,226
     8/31/2003               15002                     15873                               16,255
     9/30/2003               15317                     16195                               16,608
    10/31/2003               15183                     16056                               16,445
    11/30/2003               15192                     16069                               16,447
    12/31/2003               15297                     16199                               16,575
     1/31/2004               15374                     16269                               16,665
     2/29/2004               15509                     16415                               16,823
     3/31/2004               15592                     16507                               16,941
     4/30/2004               15232                     16129                               16,561
     5/31/2004               15139                     16048                               16,508
     6/30/2004               15202                     16103                               16,549
     7/31/2004               15276                     16200                               16,669
     8/31/2004               15492                     16432                               16,915
     9/30/2004               15513                     16445                               16,922
    10/31/2004               15609                     16551                               17,025
    11/30/2004               15490                     16428                               16,867
    12/31/2004               15585                     16532                               16,958
     1/31/2005               15614                     16582                               16,980
     2/28/2005               15536                     16501                               16,887
     3/31/2005               15503                     16455                               16,844
     4/30/2005               15675                     16641                               17,041
     5/31/2005               15783                     16774                               17,178
     6/30/2005               15836                     16819                               17,235
     7/31/2005               15698                     16676                               17,088
     8/31/2005               15848                     16840                               17,278
     9/30/2005               15726                     16713                               17,145
    10/31/2005               15643                     16628                               17,073
    11/30/2005               15692                     16684                               17,143

--------------------------------------------------------------------------------

(2) The Lehman Brothers Intermediate U.S. Government Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an Index.

(3) Fund characteristics and portfolio allocation are subject to change.

(4) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, and the maximum offering price calculated on a 30-day month-end basis.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers Intermediate U.S. Government Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND (the Fund) seeks to provide current income consistent with capital preservation.

ADVISER                                SUB-ADVISER
     Wells Fargo Funds Management, LLC     Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
     Marie Chandoha                        12/18/1992
     Thomas O'Connor, CFA
     William Stevens

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.36%(1) (excluding sales charges) for the six-month period ending November 30, 2005, underperforming its benchmark, the Lehman Brothers 1-3 Year Government Bond Index(2) which returned 0.58% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.
CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Security selection and relative value trading were the primary factors that affected the Fund's performance. Our underweighted position to Agency's securities as a sector detracted from performance as they outperformed Treasury's securities for most of the period. While the mortgage sector as a whole underperformed, we were able to generate positive excess returns through several tactical mortgage relative value trades. Our overweighted position to asset-backed securities compared to the benchmark was also beneficial as they continued their strong performance, outperforming both Treasury's securities and Agency's securities during the period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      At the beginning of the period we increased our allocation to both asset-backed and commercial mortgage-backed securities. We remained overweight in the mortgage sector versus an underweighted position to the Agency and Treasury sector relative to the benchmark. Our mortgage security selection continues to focus on well-structured short duration collateralized mortgage obligations (CMOs) with attractive prepayment characteristics. These conservative instruments can be expected to perform well in a broad range of interest rate scenarios. In asset-backed and commercial mortgage-backed securities, we remain focused on AAA-rated securities. We continue to be conservatively positioned.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We think that the Fed is entering the home stretch of its tightening cycle. But how much more the Fed will raise rates is going to be very dependent upon economic data. We think there could be two or three more interest rate hikes. While recent inflation data has been benign, the Fed is going to be looking very closely at the inflation data over the next few months. While actual and perceived inflation measured by surveys of long-run inflation expectations and break-even inflation rates from the Treasury Inflation Protected Securities (TIPS) market have declined over the past month, the need to temper potential inflation will most likely keep the Fed on its present course of measured rate increases.

      The uncertainty around how long the Fed will continue tightening has weighed on mortgage valuations recently. We increased our exposure to the sector near the end of the month as valuations faltered and broker dealers tried to unload positions ahead of their November 30th fiscal year end. The mortgage instruments we hold, conservative well-structured Planned Amortization Class bonds (PACs), continue to look attractive relative to short-term Treasury securities. With lower sensitivity to volatility changes, we believe these securities should perform whether rates move up or down

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN A HIGHER THAN AVERAGE PORTFOLIO TURNOVER RATIO AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN UNDERLYING SECURITIES AND NOT TO SHARES OF THE
FUND. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND.

(1) The Fund's Adviser has committed through September 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B, Class C, Administrator (formerly named Institutional Class), and Institutional Class shares of the WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND for periods prior to June 9, 2003, reflects performance of the Class A, Class B, Class C and Class R shares, respectively, of the Montgomery Short Duration Government Bond Fund (the accounting survivor of a merger of the Montgomery Short Duration Government Bond Fund and the Wells Fargo Montgomery Short Duration Government Bond Fund), its predecessor fund, adjusted to reflect applicable sales charges. Performance shown for the Class A shares of the Fund prior to March 11, 1996, reflects the performance of the predecessor fund's Class R shares, adjusted to reflect the Class' fees and expenses. Performance shown for Class B and Class C shares of the Fund prior to May 31, 2002, reflects the performance of the predecessor fund's Class R shares, adjusted to reflect each Class' fees and expenses. Performance shown for Institutional Class shares reflects the performance of the Fund's Administrator Class shares and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The
Administrator Class shares' returns are substantially similar to what the Institutional Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                               Including Sales Charge                 Excluding Sales Charge
                                                       ------------------------------------    -------------------------------------
                                                       6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year
                                                       ------------------------------------    -------------------------------------
Short Duration Government Bond Fund - Class A
   (Incept. Date 03/11/1996)                             (2.65)    (1.86)    3.10     4.38        0.36      1.18     3.73     4.69
------------------------------------------------------------------------------------------------------------------------------------
Short Duration Government Bond Fund - Class B
   (Incept. Date 05/31/2002)                             (3.11)    (2.68)    3.07     4.37       (0.11)     0.32     3.07     4.37
------------------------------------------------------------------------------------------------------------------------------------
Short Duration Government Bond Fund - Class C
   (Incept. Date 05/31/2002)                             (1.11)    (0.58)    3.08     4.37       (0.11)     0.42     3.08     4.37
------------------------------------------------------------------------------------------------------------------------------------
Short Duration Government Bond Fund - Administrator Class
   (Incept. Date 12/18/1992)                                                                      0.39      1.43     4.02     4.98
------------------------------------------------------------------------------------------------------------------------------------
Short Duration Government Bond Fund - Institutional Class
   (Incept. Date 04/11/2005)                                                                      0.48      1.53     4.04     4.99
------------------------------------------------------------------------------------------------------------------------------------
Benchmark
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers 1-3 Year Government Bond Index(2)                                              0.58      1.55     4.00     4.92
------------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

Portfolio Turnover                                                          176%
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                    Aaa
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    4.27%
--------------------------------------------------------------------------------
Estimated Weighted Average Maturity                                     2.72 yrs
--------------------------------------------------------------------------------
Estimated Average Duration                                              1.85 yrs
--------------------------------------------------------------------------------
Net Asset Value (NAV)
   (Class A, B, C, Administrator,
   Institutional)                               $9.88, $9.88,$9.89, $9.89, $9.89

FUND CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

Distribution Rate(5)
   (Class A, B, C, Administrator,
   Institutional)                              3.47%, 2.84%, 2.84%, 3.83%, 4.01%
--------------------------------------------------------------------------------
30-Day SEC Yield(6)
(Class A, B, C, Administrator,
Institutional)                                 3.38%, 2.74%, 2.74%, 3.74%, 3.93%

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Repurchase Agreement                                                        (2%)
Asset-Backed Securities                                                     (5%)
Collateralized Mortgage Securities                                         (62%)
U.S. Treasury Notes                                                        (10%)
U.S. Government Agencies                                                   (21%)

GROWTH OF $10,000 INVESTMENT(7) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                WELLLS FARGO ADVANTAGE
                   WELLLS FARGO ADVANTAGE     SHORT DURATION GOVERNMENT   Lehman Brothers 1-3
                  SHORT DURATION GOVERNMENT   BOND FUND - Administrator   Year Government Bond
                     BOND FUND - Class A                Class                     Index
 11/30/1995                 9700                       10000                    10,000
 12/31/1995                 9783                       10088                    10,076
  1/31/1996                 9856                       10166                    10,161
  2/29/1996                 9810                       10120                    10,121
  3/31/1996                 9792                       10119                    10,114
  4/30/1996                 9787                       10116                    10,124
  5/31/1996                 9794                       10126                    10,146
  6/30/1996                 9880                       10216                    10,220
  7/31/1996                 9917                       10257                    10,260
  8/31/1996                 9947                       10288                    10,297
  9/30/1996                10048                       10381                    10,391
 10/31/1996                10181                       10515                    10,508
 11/30/1996                10284                       10619                    10,586
 12/31/1996                10270                       10607                    10,587
  1/31/1997                10308                       10659                    10,638
  2/28/1997                10334                       10677                    10,664
  3/31/1997                10299                       10654                    10,656
  4/30/1997                10399                       10749                    10,742
  5/31/1997                10459                       10825                    10,817
  6/30/1997                10540                       10910                    10,892
  7/31/1997                10663                       11051                    11,011
  8/31/1997                10669                       11048                    11,022
  9/30/1997                10727                       11144                    11,106
 10/31/1997                10808                       11241                    11,189
 11/30/1997                10845                       11271                    11,217
 12/31/1997                10904                       11346                    11,292
  1/31/1998                11065                       11468                    11,400
  2/28/1998                11074                       11477                    11,410
  3/31/1998                11117                       11524                    11,454
  4/30/1998                11172                       11583                    11,509
  5/31/1998                11249                       11665                    11,571
  6/30/1998                11314                       11736                    11,630
  7/31/1998                11363                       11800                    11,685
  8/31/1998                11511                       11956                    11,827
  9/30/1998                11670                       12112                    11,986
 10/31/1998                11693                       12150                    12,045
 11/30/1998                11658                       12128                    12,032
 12/31/1998                11720                       12183                    12,078
  1/31/1999                11757                       12225                    12,124
  2/28/1999                11713                       12181                    12,070
  3/31/1999                11786                       12259                    12,152
  4/30/1999                11823                       12312                    12,190
  5/31/1999                11767                       12257                    12,181
  6/30/1999                11820                       12302                    12,217
  7/31/1999                11848                       12334                    12,255
  8/31/1999                11842                       12342                    12,289
  9/30/1999                11931                       12426                    12,369
 10/31/1999                11963                       12474                    12,402
 11/30/1999                11983                       12498                    12,427
 12/31/1999                11991                       12495                    12,437
  1/31/2000                11975                       12481                    12,435
  2/29/2000                12041                       12553                    12,519
  3/31/2000                12124                       12642                    12,595
  4/30/2000                12157                       12679                    12,626
  5/31/2000                12204                       12732                    12,672
  6/30/2000                12314                       12862                    12,810
  7/31/2000                12388                       12941                    12,892
  8/31/2000                12485                       13046                    12,990
  9/30/2000                12596                       13164                    13,092
 10/31/2000                12656                       13217                    13,163
 11/30/2000                12780                       13349                    13,290
 12/31/2000                12930                       13508                    13,454
  1/31/2001                13079                       13680                    13,631
  2/28/2001                13160                       13768                    13,720
  3/31/2001                13257                       13872                    13,830
  4/30/2001                13299                       13905                    13,870
  5/31/2001                13369                       13996                    13,947
  6/30/2001                13413                       14031                    13,997
  7/31/2001                13563                       14190                    14,161
  8/31/2001                13646                       14294                    14,251
  9/30/2001                13862                       14522                    14,489
 10/31/2001                14009                       14679                    14,634
 11/30/2001                13925                       14595                    14,593
 12/31/2001                13906                       14563                    14,602
  1/31/2002                13971                       14649                    14,637
  2/28/2002                14050                       14734                    14,710
  3/31/2002                13952                       14621                    14,605
  4/30/2002                14112                       14791                    14,782
  5/31/2002                14174                       14873                    14,840
  6/30/2002                14279                       14986                    14,972
  7/31/2002                14447                       15152                    15,153
  8/31/2002                14505                       15230                    15,215
  9/30/2002                14644                       15366                    15,337
 10/31/2002                14658                       15400                    15,375
 11/30/2002                14602                       15345                    15,332
 12/31/2002                14740                       15478                    15,479
  1/31/2003                14761                       15506                    15,482
  2/28/2003                14857                       15613                    15,552
  3/31/2003                14868                       15630                    15,584
  4/30/2003                14896                       15665                    15,615
  5/31/2003                14960                       15739                    15,678
  6/30/2003                14948                       15747                    15,703
  7/31/2003                14766                       15560                    15,602
  8/31/2003                14829                       15615                    15,608
  9/30/2003                14992                       15790                    15,766
 10/31/2003                14941                       15755                    15,701
 11/30/2003                14923                       15740                    15,698
 12/31/2003                15022                       15834                    15,790
  1/31/2004                15074                       15892                    15,828
  2/29/2004                15143                       15984                    15,911
  3/31/2004                15213                       16047                    15,963
  4/30/2004                15041                       15885                    15,802
  5/31/2004                15021                       15852                    15,783
  6/30/2004                15014                       15863                    15,784
  7/31/2004                15097                       15940                    15,848
  8/31/2004                15208                       16061                    15,963
  9/30/2004                15200                       16056                    15,951
 10/31/2004                15252                       16114                    16,005
 11/30/2004                15168                       16029                    15,926
 12/31/2004                15197                       16063                    15,960
  1/31/2005                15191                       16060                    15,957
  2/28/2005                15170                       16041                    15,923
  3/31/2005                15148                       16037                    15,918
  4/30/2005                15218                       16113                    16,012
  5/31/2005                15290                       16195                    16,078
  6/30/2005                15316                       16228                    16,108
  7/31/2005                15265                       16181                    16,063
  8/31/2005                15353                       16280                    16,166
  9/30/2005                15318                       16232                    16,124
 10/31/2005                15301                       16220                    16,119
 11/30/2005                15346                       16273                    16,171

--------------------------------------------------------------------------------

share classes do not have the same expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND was named the Wells Fargo Montgomery Short Duration Government Bond Fund.

(2) The Lehman Brothers 1-3 Year Government Index is composed of publicly issued, non-convertible domestic debt of the U.S. Government and its agencies. The Index also includes corporate debt guaranteed by the U.S. Government. Only notes and bonds with maturities between one year and 2.9 years are included in the Index. You cannot invest directly in an Index.

(3) Fund characteristics and portfolio allocation are subject to change.

(4) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, and the maximum offering price calculated on a 30-day month-end basis.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers 1-3 Year Government Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE STABLE INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE STABLE INCOME FUND (the Fund) seeks stability of principal while providing lower volatility total return.

ADVISER                                           SUB-ADVISER
   Wells Fargo Funds Management, LLC                 Galliard Capital Management

FUND MANAGERS                                     INCEPTION DATE
   Ajay Mirza, CFA                                   11/11/1994
   Richard Merriam, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 0.92%(1) (excluding sales charge) for the six-month period ending November 30, 2005, underperforming its benchmark, the Lehman Brothers 9-12 Months Short-Term U.S. Government/Credit Index, which returned 1.51%(2), and underperformed the Lehman Brothers 9-12 Months Short Treasury Index(3), which returned 1.17%, and overperforming the Lehman Brothers 1-3 Year Government/Credit Index(4), which returned 0.64% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.
CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.50%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Longer maturity holdings in the Fund were impacted negatively by rising interest rates as their market values declined. On the other hand, floating rate securities, comprising approximately 60% of the portfolio, benefited from rising yields as short-term rates increased. Historically low risk premiums have provided less yield spread than past periods.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund continues to emphasize higher income producing securities including high quality structured securities such as asset backed securities. We continue to emphasize a blend of floating rate and fixed rate securities, which benefit from flattening of the yield curve. We have reduced exposure to corporate securities because of tight risk premiums.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Recent performance has been dominated by market expectations for additional Federal Reserve tightening in upcoming quarters. As such, short-term interest rates could continue to move higher through the first quarter of 2006. We expect that the yield curve will remain virtually flat or slightly inverted for a short period of time in 2006, and do not look for substantially higher longer-term yields since inflation has remained fairly tame. We will maintain our current structure and remain underweight in corporate issues due to tight credit spreads and continue to pursue individual value opportunities that we think will enhance the portfolio's yield potential.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE STABLE INCOME FUND.

(1) The Fund's Adviser has committed through September 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown for Class A, Class B and Administrator (formerly named Institutional) Class shares of the WELLS FARGO ADVANTAGE STABLE INCOME FUND for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Stable Income Fund, its predecessor fund. Performance shown for Class A shares for periods prior to May 2, 1996, reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class A sales charges and expenses. Performance shown for Class B shares for periods prior to May 17, 1996, reflects performance of the Institutional Class shares of the Norwest Fund adjusted for Class B sales charges and expenses. Performance shown for Class C shares for periods prior to June 30, 2003, reflects the performance of the Class A shares of the Fund, adjusted to reflect the Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE STABLE INCOME FUND was named the Wells Fargo Stable Income Fund.

(2) The Lehman Brothers 9-12 Months Short-Term U.S. Government/Credit Index is the 9-12 month component of the Short Term U.S. Government/Credit Bond Index, which contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. You cannot invest directly in an Index.

(3) The Lehman Brothers 9-12 Month Short-Treasury Index includes aged U.S. treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips. You cannot invest directly in an index.

(4) The Lehman Brothers 1-3 Year Government/Credit Index is the 1-3 year component of the Government/Credit Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e. public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You can not invest directly in an index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                Including Sales Charge                 Excluding Sales Charge
                                                         ------------------------------------   ------------------------------------
                                                         6-Months*  1-Year   5-Year   10-Year   6-Months*  1-Year   5-Year   10-Year
------------------------------------------------------------------------------------------------------------------------------------
Stable Income Fund - Class A (Incept. Date 05/02/1996)    (1.10)    (0.02)    2.35      3.93      0.92      2.02     2.76      4.14
------------------------------------------------------------------------------------------------------------------------------------
Stable Income Fund - Class B (Incept. Date 05/17/1996)    (0.87)    (0.16)    1.99      3.36      0.63      1.34     1.99      3.36
------------------------------------------------------------------------------------------------------------------------------------
Stable Income Fund - Class C (Incept. Date 06/30/2003)    (0.47)     0.25     1.99      3.25      0.53      1.25     1.99      3.25
------------------------------------------------------------------------------------------------------------------------------------
Stable Income Fund - Administrator Class
   (Incept. Date 11/11/1994)                                                                      1.04      2.28     3.02      4.29
------------------------------------------------------------------------------------------------------------------------------------
Benchmark
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers 9-12 Months Short-Term
      U.S. Government/Credit Index(2)                                                             1.51      2.73      N/A       N/A
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers 9-12 Months Short-Term Treasury Index(3)                                       1.17      2.29     2.98      4.35
------------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers 1-3 Year, Government/Credit Index(4)                                           0.64      1.61     4.31      5.10

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(5) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

Portfolio Turnover                                                          27%
--------------------------------------------------------------------------------
Average Credit Quality(6)                                                   AA+
--------------------------------------------------------------------------------
Weighted Average Coupon                                                   4.73%
--------------------------------------------------------------------------------
Estimated Weighted Average Maturity                                    1.32 yrs
--------------------------------------------------------------------------------
Estimated Average Duration                                             1.00 yrs
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C,
  Administrator Class)                           $10.28, $10.27, $10.25, $10.28
--------------------------------------------------------------------------------
Distribution Rate (Class A, B, C,
  Administrator Class)(7)                            4.39%, 3.71%, 3.69%, 4.68%
--------------------------------------------------------------------------------
30-Day SEC Yield(8) (Class A, B, C,
  Administrator Class)                               3.71%, 3.03%, 3.02%, 3.99%

PORTFOLIO ALLOCATION(9) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset-Backed Securities                                                    (20%)
Collateralized Mortgage Securities                                         (24%)
U.S. Treasury Notes                                                         (4%)
U.S. Government Agencies                                                   (23%)
Corporate Bonds                                                            (19%)
Municipal Bonds                                                             (4%)
Cash Equivalents                                                            (6%)

GROWTH OF $10,000 INVESTMENT(10) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO STABLE     WELLS FARGO STABLE        Lehman Brothers          Lehman Brothers
                   INCOME FUND -          INCOME FUND -          Short Treasury        1-3 Year Government/
                      Class A          Administrator Class      9-12 Months Index          Credit Index
11/30/1995              9800                  10000                   10,000                  10,000
12/31/1995              9862                  10064                   10,061                  10,076
 1/31/1996              9929                  10132                   10,124                  10,162
 2/29/1996              9929                  10132                   10,142                  10,123
 3/31/1996              9958                  10161                   10,175                  10,116
 4/30/1996              9983                  10187                   10,212                  10,126
 5/31/1996             10016                  10220                   10,253                  10,150
 6/30/1996             10073                  10279                   10,309                  10,224
 7/31/1996             10125                  10332                   10,351                  10,264
 8/31/1996             10161                  10368                   10,402                  10,301
 9/30/1996             10237                  10446                   10,469                  10,396
10/31/1996             10314                  10524                   10,546                  10,513
11/30/1996             10371                  10583                   10,600                  10,592
12/31/1996             10401                  10613                   10,638                  10,594
 1/31/1997             10441                  10654                   10,690                  10,645
 2/28/1997             10478                  10692                   10,730                  10,671
 3/31/1997             10495                  10709                   10,758                  10,663
 4/30/1997             10586                  10802                   10,824                  10,750
 5/31/1997             10641                  10858                   10,889                  10,825
 6/30/1997             10699                  10918                   10,951                  10,901
 7/31/1997             10815                  11036                   11,024                  11,022
 8/31/1997             10822                  11043                   11,062                  11,032
 9/30/1997             10906                  11129                   11,125                  11,117
10/31/1997             10985                  11210                   11,186                  11,197
11/30/1997             11012                  11226                   11,225                  11,225
12/31/1997             11073                  11299                   11,284                  11,299
 1/31/1998             11155                  11382                   11,358                  11,409
 2/28/1998             11193                  11421                   11,390                  11,420
 3/31/1998             11227                  11457                   11,445                  11,465
 4/30/1998             11280                  11510                   11,499                  11,521
 5/31/1998             11320                  11540                   11,552                  11,584
 6/30/1998             11372                  11604                   11,608                  11,644
 7/31/1998             11428                  11662                   11,663                  11,698
 8/31/1998             11523                  11759                   11,749                  11,832
 9/30/1998             11619                  11857                   11,844                  11,992
10/31/1998             11649                  11887                   11,906                  12,044
11/30/1998             11669                  11907                   11,922                  12,041
12/31/1998             11723                  11951                   11,969                  12,088
 1/31/1999             11745                  11985                   12,016                  12,140
 2/28/1999             11745                  11985                   12,031                  12,088
 3/31/1999             11813                  12055                   12,101                  12,174
 4/30/1999             11858                  12100                   12,144                  12,216
 5/31/1999             11856                  12111                   12,180                  12,206
 6/30/1999             11894                  12137                   12,226                  12,242
 7/31/1999             11936                  12180                   12,280                  12,277
 8/31/1999             11963                  12208                   12,320                  12,309
 9/30/1999             12029                  12275                   12,387                  12,392
10/31/1999             12050                  12296                   12,429                  12,429
11/30/1999             12073                  12321                   12,462                  12,456
12/31/1999             12125                  12377                   12,496                  12,469
 1/31/2000             12118                  12384                   12,540                  12,469
 2/29/2000             12184                  12442                   12,604                  12,555
 3/31/2000             12247                  12510                   12,666                  12,627
 4/30/2000             12295                  12560                   12,728                  12,651
 5/31/2000             12364                  12623                   12,784                  12,696
 6/30/2000             12477                  12741                   12,882                  12,836
 7/31/2000             12522                  12802                   12,951                  12,923
 8/31/2000             12600                  12873                   12,993                  13,025
 9/30/2000             12683                  12960                   13,070                  13,132
10/31/2000             12745                  13026                   13,130                  13,191
11/30/2000             12828                  13113                   13,217                  13,314
12/31/2000             12952                  13242                   13,341                  13,475
 1/31/2001             13071                  13380                   13,487                  13,666
 2/28/2001             13167                  13467                   13,545                  13,763
 3/31/2001             13252                  13557                   13,639                  13,875
 4/30/2001             13279                  13601                   13,701                  13,919
 5/31/2001             13351                  13664                   13,780                  14,005
 6/30/2001             13398                  13715                   13,821                  14,058
 7/31/2001             13498                  13834                   13,908                  14,235
 8/31/2001             13562                  13889                   13,947                  14,332
 9/30/2001             13643                  13987                   14,075                  14,546
10/31/2001             13697                  14031                   14,159                  14,691
11/30/2001             13644                  13980                   14,183                  14,652
12/31/2001             13667                  14021                   14,216                  14,659
 1/31/2002             13691                  14034                   14,232                  14,701
 2/28/2002             13714                  14060                   14,264                  14,765
 3/31/2002             13676                  14038                   14,242                  14,669
 4/30/2002             13774                  14140                   14,329                  14,833
 5/31/2002             13822                  14193                   14,358                  14,912
 6/30/2002             13879                  14253                   14,428                  15,031
 7/31/2002             13939                  14301                   14,479                  15,180
 8/31/2002             13937                  14312                   14,496                  15,262
 9/30/2002             13996                  14369                   14,553                  15,394
10/31/2002             14005                  14381                   14,581                  15,414
11/30/2002             14006                  14383                   14,586                  15,414
12/31/2002             14082                  14475                   14,639                  15,581
 1/31/2003             14105                  14484                   14,651                  15,600
 2/28/2003             14171                  14565                   14,670                  15,686
 3/31/2003             14176                  14576                   14,695                  15,720
 4/30/2003             14214                  14607                   14,710                  15,780
 5/31/2003             14238                  14637                   14,726                  15,870
 6/30/2003             14246                  14648                   14,754                  15,904
 7/31/2003             14173                  14576                   14,749                  15,801
 8/31/2003             14201                  14608                   14,763                  15,808
 9/30/2003             14262                  14687                   14,806                  15,982
10/31/2003             14250                  14665                   14,801                  15,917
11/30/2003             14250                  14668                   14,803                  15,918
12/31/2003             14294                  14718                   14,848                  16,019
 1/31/2004             14320                  14748                   14,867                  16,063
 2/29/2004             14361                  14793                   14,894                  16,153
 3/31/2004             14377                  14813                   14,911                  16,210
 4/30/2004             14313                  14751                   14,883                  16,044
 5/31/2004             14301                  14742                   14,883                  16,021
 6/30/2004             14314                  14758                   14,882                  16,026
 7/31/2004             14343                  14791                   14,912                  16,094
 8/31/2004             14381                  14834                   14,952                  16,219
 9/30/2004             14406                  14864                   14,951                  16,211
10/31/2004             14422                  14883                   14,975                  16,268
11/30/2004             14411                  14875                   14,964                  16,188
12/31/2004             14447                  14902                   14,987                  16,227
 1/31/2005             14460                  14933                   15,003                  16,224
 2/28/2005             14458                  14934                   15,009                  16,193
 3/31/2005             14473                  14953                   15,036                  16,180
 4/30/2005             14515                  14999                   15,086                  16,274
 5/31/2005             14568                  15057                   15,133                  16,344
 6/30/2005             14606                  15099                   15,159                  16,380
 7/31/2005             14587                  15084                   15,165                  16,335
 8/31/2005             14655                  15142                   15,225                  16,442
 9/30/2005             14648                  15153                   15,234                  16,400
10/31/2005             14662                  15156                   15,260                  16,394
11/30/2005             14702                  15214                   15,308                  16,448

--------------------------------------------------------------------------------

(5) Fund characteristics and portfolio allocation are subject to change.

(6) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(7) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current offering price.

(8) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, and the maximum offering price calculated on a 30-day month-end basis.

(9) This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests. Portfolio holdings are subject to change.

See Notes to Financial Statements for a discussion of the master portfolios.

(10) The chart compares the performance of the WELLS FARGO ADVANTAGE STABLE INCOME FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers 9-12 Months Short Treasury Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 2.00%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND (the Fund) seeks current income while maintaining prospects for capital appreciation.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            INCEPTION DATE
   Thomas M. Price, CFA                    11/30/2000

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 3.03%(1) (excluding sales charges) for the six-month period ending November 30, 2005, underperforming its benchmark, the Lehman Brothers U.S. Corporate High Yield Bond Index(2) which returned 3.16%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Unfortunately, with stronger economic data and continued tightening from the Federal Reserve, the 10-year Treasury yield increased from 3.98% to 4.49% during the period, limiting the total return for the Fund.

      Economic growth was strong during the six-month period ended November 30, 2005, with annualized Gross Domestic Product growth of 3.3% in the second quarter and 4.3% in the third quarter. The third quarter growth rate was better than expected as high energy prices had a smaller negative impact than had been predicted. With good growth indicators and inflation remaining in check, riskier asset classes performed well. Rates on the high yield benchmark tightened 30 basis points relative to Treasury securities during the period and B-rated and CCC-rated bonds outperformed higher quality, BB-rated bonds.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Not every investment performed as expected. We owned three homebuilding companies during the period, believing that given their financial strength, they would be upgraded to investment grade prior to the slowdown of the housing market. DR Horton did get upgraded during the period, but KB Home and Hovnanian did not and were among our poorest performers during the period. KB Home declined close to 3 points and Hovnanian declined almost 7 points. We currently plan to hold on the KB Home and Hovnanian as we believe they offer attractive returns at current prices.

      We made minor shifts in the portfolio during the six-month period. We increased the percentage of investments in equities to 4.6% and reduced our cash holdings from 9% to 5%. We continued to be overweighted in lower-rated categories relative to the benchmark. Our lower-rated holdings and our decision to lower our cash position contributed positively to performance, but our equity returns lagged the remainder of the portfolio.

      Existing holdings also contributed to performance. Early in the period, we owned a 1.1% position in Qwest Services 14.0% Notes. Our view was that the Company would look to retire this debt given the high coupon level, which did occur during the period and provided attractive returns for the Fund.

      We have owned Paxson Communications 12.25% Notes since 2002. Paxson owns TV stations and despite poor operating performance, we remained convinced that the value of the Company's assets was worth significantly more than the value of our debt. NBC, already involved with Paxson, purchased an option in November to acquire a controlling stake. Our investment returned 11.2% during the period.

      General Motors (GM) entered the high-yield market in May after being downgraded by Standard and Poor's. General Motors is now the largest issuer in the high-yield market and the second largest issuer in the Fund where it represents 2.8% of the Fund's holdings. We remain concerned with the direction of GM's auto operations and do not own any bonds issued by the auto company. However, we are comfortable with the bonds issued by General Motors Acceptance Corporation (GMAC), GM's higher-rated finance subsidiary. GM's management has announced its intent to sell a controlling stake in GMAC. If successful, we believe GMAC will likely return to investment grade and our holdings may appreciate.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Given the current strength in the economy and interest rates in the high yield market, we believe the high yield market can provide annualized returns in the mid-single digits through 2006. The primary factors that could negatively impact our forecast are meaningfully higher 5- and 10-year Treasury rates and a slowdown in consumer spending. We will continue to carefully select individual securities while maintaining our weightings in equities and riskier securities by closely monitoring market strength.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                 Including Sales Charge             Excluding Sales Charge
                                                            --------------------------------   --------------------------------
                                                            6-Months*  1-Year   Life of Fund   6-Months*  1-Year   Life of Fund
-------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund - Class A (Incept. Date 11/30/2000)    (1.61)    (1.48)       8.86         3.03      3.17        9.87
-------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund - Class B (Incept. Date 11/30/2000)    (2.35)    (2.77)      (8.32)        2.65      2.23        8.61
-------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund - Class C (Incept. Date 11/30/2000)     1.75      1.31        8.60         2.75      2.31        8.60
-------------------------------------------------------------------------------------------------------------------------------
   Benchmark
-------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Corporate High Yield Bond Index(2)                                       3.16      3.76        8.83
-------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------
Portfolio Turnover                                                          52%
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                    B2
--------------------------------------------------------------------------------
Weighted Average Coupon                                                   7.82%
--------------------------------------------------------------------------------
Estimated Weighted Average Maturity                                         N/A
--------------------------------------------------------------------------------
Estimated Average Duration                                             3.87 yrs
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C)                    $10.22, $10.22, $10.21
--------------------------------------------------------------------------------
Distribution Rate(5) (Class A, B, C)                        6.02%, 5.56%, 5.56%
--------------------------------------------------------------------------------
30-Day SEC Yield(6) (Class A, B, C)                         5.82%, 5.33%, 5.33%

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Corporate Bonds                                                            (84%)
Foreign Corporate Bonds                                                     (4%)
Term Loans                                                                  (2%)
Common Stocks                                                               (5%)
Cash Equivalent                                                             (5%)

GROWTH OF $10,000  INVESTMENT(7) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE   Lehman Brothers U.S.
                STRATEGIC INCOME        Corporate High
                 FUND - Class A        Yield Bond Index
             ---------------------   --------------------
11/30/2000            9550                  10,000
12/31/2000           10049                  10,249
 1/31/2001           11374                  11,194
 2/28/2001           11436                  11,303
 3/31/2001           10938                  10,888
 4/30/2001           10855                  10,652
 5/31/2001           11094                  10,803
 6/30/2001           10696                  10,382
 7/31/2001           10739                  10,506
 8/31/2001           11021                  10,590
 9/30/2001           10040                   9,866
10/31/2001           10127                  10,209
11/30/2001           10645                  10,610
12/31/2001           10749                  10,529
 1/31/2002           10853                  10,637
 2/28/2002           10544                  10,510
 3/31/2002           10839                  10,711
 4/30/2002           10823                  10,778
 5/31/2002           10657                  10,700
 6/30/2002            9960                  10,034
 7/31/2002            9450                   9,724
 8/31/2002            9557                  10,201
 9/30/2002            9465                  10,001
10/31/2002            9281                   9,802
11/30/2002           10009                  10,560
12/31/2002           10060                  10,642
 1/31/2003           10236                  10,936
 2/28/2003           10392                  11,068
 3/31/2003           10758                  11,417
 4/30/2003           11456                  12,052
 5/31/2003           11540                  12,069
 6/30/2003           12063                  12,429
 7/31/2003           12108                  12,319
 8/31/2003           12179                  12,460
 9/30/2003           12612                  12,717
10/31/2003           12935                  12,988
11/30/2003           13071                  13,165
12/31/2003           13418                  13,472
 1/31/2004           13860                  13,684
 2/29/2004           13769                  13,629
 3/31/2004           13866                  13,737
 4/30/2004           13834                  13,699
 5/31/2004           13615                  13,451
 6/30/2004           13755                  13,641
 7/31/2004           13920                  13,831
 8/31/2004           14106                  14,110
 9/30/2004           14320                  14,297
10/31/2004           14578                  14,559
11/30/2004           14819                  14,712
12/31/2004           15023                  14,867
 1/31/2005           15035                  14,828
 2/28/2005           15289                  15,089
 3/31/2005           14896                  14,662
 4/30/2005           14660                  14,531
 5/31/2005           14838                  14,798
 6/30/2005           15085                  15,024
 7/31/2005           15320                  15,271
 8/31/2005           15368                  15,311
 9/30/2005           15273                  15,211
10/31/2005           15090                  15,095
11/30/2005           15288                  15,266

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B and Class C shares of the WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND for periods prior to April 11, 2005, reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor Strategic Income Fund, its predecessor fund.

(2) The Lehman Brothers U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The Index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an Index.

(3)   Fund characteristics and portfolio allocation are subject to change.

(4) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, and the maximum offering price calculated on a 30-day month-end basis.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND Class A shares for the life of the Fund with the Lehman Brothers U.S. Corporate High Yield Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (the Fund) seeks total return consisting of income and capital appreciation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Marie Chandoha                         06/30/1997
   Thomas O'Connor, CFA
   William Stevens

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned (0.76%)(1) (excluding sales charges) for the six-month period ending November 30, 2005, underperforming its benchmark, the Lehman Brothers U.S. Aggregate Bond Index(2), which returned (0.48%), during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.
CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      In corporate bonds, the top contributors to underperformance included JP Morgan, Lazard, Residential Capital, Wal-Mart, Morgan Stanley, Russia, AT&T, DaimlerChrysler, AIG, MetLife, and Sprint; underperformers included General Motors, Time Warner Entertainment, Bank of America, and Comcast.

      In the mortgage sector, we made some well-timed relative value trades during the period including reductions in our collateralized mortgage obligation
(CMO) positions and overweighted position in higher coupon mortgage pass-throughs; both actions contributed to increased performance. Our underweighted positions compared to the benchmark in agency bonds and Ginnie Maes, along with our overweighted position compared to the benchmark in commercial mortgage backed securities (CMBS) detracted from performance. CMBS retraced some of their second quarter gains, and agency securities continued to perform well.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We kept the portfolio neutral in duration and yield curve versus the benchmark, and focused on finding undervalued securities and relative value in the markets within the Fund's strategy. We maintained a close-to-neutral weighting in mortgages on a risk-adjusted basis for most of the period, with a focus on seasoned pass-through mortgage sectors and CMOs. In mid-November, when mortgages reached their cheapest valuations of the year, we increased our risk-adjusted overweighted position to 3% and ended the month at 4%.

      In CMBS, we entered the period with a 4% overweighted position relative to the benchmark on a dollar duration basis. In July we edged up our CMBS exposure 2% on a dollar duration basis as we felt the sector offered relative value versus mortgages and agencies.

      We reduced exposure to the telecommunications and utilities sectors because of tight valuation levels and increasing fundamental risks. We added to real estate investment trusts (REITs), including Simon Property, Health Care Properties, and Prologis. Additions to energy consisted of Halliburton, Ras Laffan, and Canadian Natural Resources. We like the REIT sector because bonds have covenants that protect them from leveraged buyout (LBO) activity. The picks in the energy sector were focused on specific companies that we felt were undervalued when measured against their peers.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We think that the Federal Reserve (the Fed) is approaching the end of its tightening cycle, but that will depend on economic data. The Fed is going to be looking closely at inflation data, as are other central banks around the world. It's possible we'll still see two or three more interest-rate hikes.

      Uncertainty around how long the Fed will continue tightening has weighed on mortgage valuations. We increased the Fund's exposure to the sector from neutral to a slightly overweighted position in November as valuations faltered and broker dealers tried to unload positions ahead of their November 30th fiscal year end. The instruments the Fund holds have more conservative characteristics than those in the benchmark, which may limit their sensitivity to volatility in the market.

      In corporate bonds, we will continue to limit our exposure to industrials, cable/media, and other sectors, which we believe are more vulnerable to shareholder-friendly activity or LBOs. Our greatest exposure remains in sectors like insurance, REITs, and energy, and brokers where regulation limits such activities or the fundamentals (e.g., energy) are far more positive.

      Overall, the portfolio is conservatively positioned, with duration, yield curve, and convexity close to the benchmark. We continue to look for undervalued securities and relative value securities from a bottom-up perspective.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

The views expressed are as of November 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                             Including Sales Charge                      Excluding Sales Charge
                                   -----------------------------------------   -----------------------------------------
                                   6-Months*  1-Year   5-Year   Life of Fund   6-Months*  1-Year   5-Year   Life of Fund
------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund - Class A
   (Incept. Date 10/31/2001)        (5.23)    (2.75)    5.10         5.79       (0.76)     1.83     6.07        6.37
------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund - Class B
   (Incept. Date 10/31/2001)        (6.13)    (3.93)    5.02         5.99       (1.13)     1.07     5.35        5.99
------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund - Class C
   (Incept. Date 10/31/2001)        (2.14)     0.08     5.28         5.90       (1.14)     1.08     5.28        5.90
------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund - Class Z
   (Incept. Date 04/11/2005)                                                    (0.82)     1.78     5.90        6.25
------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund - Administrator Class (Incept. Date 06/30/1997)          (0.61)     2.14     6.19        6.53
------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund - Institutional Class (Incept. Date 10/31/2001)          (0.47)     2.34     6.37        6.64
------------------------------------------------------------------------------------------------------------------------
Benchmark
------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate
      Bond Index(2)                                                             (0.48)     2.40     6.06        6.41

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

Portfolio Turnover                                                         341%
--------------------------------------------------------------------------------
Average Credit Quality(4)                                                   Aa1
--------------------------------------------------------------------------------
Weighted Average Coupon                                                   5.14%
--------------------------------------------------------------------------------
Estimated Weighted Average Maturity                                    6.63 yrs
--------------------------------------------------------------------------------
Estimated Average Duration                                             4.63 yrs
--------------------------------------------------------------------------------

FUND CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

Net Asset Value (NAV)
(Class A, B, C, Z,
Administrator, Institutional)    $12.29, $12.30, $12.24, $12.08, $12.09, $12.08
--------------------------------------------------------------------------------
Distribution Rate(5)
(Class A, B, C, Z,
Administrator, Institutional)           3.83%, 3.26%, 3.26%, 3.96%, 4.21%, 4.49%
--------------------------------------------------------------------------------
30-Day SEC Yield(6)
(Class A, B, C, Z,
Administrator, Institutional)           3.75%, 3.18%, 3.18%, 3.87%, 4.13%, 4.41%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset-Backed Securities                                                    (10%)
Collateralized Mortgage Securities                                         (29%)
U.S. Treasury Bonds                                                         (6%)
U.S. Treasury Notes                                                         (9%)
REITs                                                                       (1%)
U.S. Government Agencies                                                   (26%)
Corporate Bonds                                                            (13%)
Repurchase Agreements                                                       (6%)

GROWTH OF $10,000 INVESTMENT(7) (AS OF NOVEMBER  30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE     WELLS FARGO ADVANTAGE
               TOTAL RETURN BOND         TOTAL RETURN BOND        Lehman Brothers U.S.
                 FUND Class - A      FUND - Administrator Class   Aggregate Bond Index
             ---------------------   --------------------------   --------------------
 6/30/1997            9550                      10000                    10,000
 7/31/1997            9812                      10276                    10,270
 8/31/1997            9715                      10176                    10,182
 9/30/1997            9864                      10333                    10,332
10/31/1997           10015                      10493                    10,482
11/30/1997           10061                      10543                    10,530
12/31/1997           10135                      10622                    10,636
 1/31/1998           10272                      10768                    10,773
 2/28/1998           10258                      10755                    10,765
 3/31/1998           10299                      10800                    10,802
 4/30/1998           10331                      10835                    10,858
 5/31/1998           10449                      10960                    10,961
 6/30/1998           10549                      11067                    11,054
 7/31/1998           10564                      11085                    11,078
 8/31/1998           10768                      11300                    11,258
 9/30/1998           10997                      11543                    11,521
10/31/1998           10910                      11453                    11,461
11/30/1998           10934                      11480                    11,526
12/31/1998           10997                      11549                    11,560
 1/31/1999           11070                      11626                    11,643
 2/28/1999           10880                      11428                    11,440
 3/31/1999           10965                      11520                    11,503
 4/30/1999           10985                      11543                    11,539
 5/31/1999           10894                      11449                    11,438
 6/30/1999           10866                      11421                    11,402
 7/31/1999           10840                      11395                    11,353
 8/31/1999           10839                      11396                    11,348
 9/30/1999           10943                      11508                    11,479
10/31/1999           10962                      11529                    11,522
11/30/1999           10960                      11529                    11,521
12/31/1999           10911                      11480                    11,465
 1/31/2000           10912                      11482                    11,428
 2/29/2000           11047                      11627                    11,566
 3/31/2000           11187                      11775                    11,718
 4/30/2000           11161                      11750                    11,685
 5/31/2000           11141                      11730                    11,679
 6/30/2000           11384                      11988                    11,922
 7/31/2000           11485                      12097                    12,031
 8/31/2000           11636                      12258                    12,205
 9/30/2000           11754                      12384                    12,282
10/31/2000           11785                      12418                    12,363
11/30/2000           11968                      12614                    12,566
12/31/2000           12204                      12864                    12,800
 1/31/2001           12377                      13048                    13,010
 2/28/2001           12482                      13161                    13,123
 3/31/2001           12561                      13247                    13,188
 4/30/2001           12490                      13173                    13,133
 5/31/2001           12570                      13261                    13,212
 6/30/2001           12619                      13314                    13,262
 7/31/2001           12912                      13626                    13,559
 8/31/2001           13043                      13765                    13,715
 9/30/2001           13226                      13961                    13,876
10/31/2001           13491                      14243                    14,166
11/30/2001           13270                      14066                    13,970
12/31/2001           13347                      13984                    13,881
 1/31/2002           13425                      14116                    13,993
 2/28/2002           13565                      14255                    14,129
 3/31/2002           13315                      13991                    13,894
 4/30/2002           13563                      14258                    14,164
 5/31/2002           13669                      14371                    14,284
 6/30/2002           13755                      14463                    14,408
 7/31/2002           13950                      14661                    14,582
 8/31/2002           14178                      14908                    14,828
 9/30/2002           14424                      15173                    15,068
10/31/2002           14340                      15086                    14,999
11/30/2002           14358                      15109                    14,995
12/31/2002           14656                      15411                    15,305
 1/31/2003           14683                      15420                    15,318
 2/28/2003           14899                      15650                    15,530
 3/31/2003           14866                      15630                    15,518
 4/30/2003           15003                      15781                    15,646
 5/31/2003           15315                      16106                    15,937
 6/30/2003           15262                      16055                    15,905
 7/31/2003           14735                      15521                    15,371
 8/31/2003           14863                      15662                    15,472
 9/30/2003           15265                      16083                    15,882
10/31/2003           15119                      15929                    15,735
11/30/2003           15144                      15959                    15,773
12/31/2003           15297                      16126                    15,933
 1/31/2004           15412                      16253                    16,061
 2/29/2004           15574                      16429                    16,235
 3/31/2004           15697                      16550                    16,357
 4/30/2004           15315                      16157                    15,932
 5/31/2004           15247                      16087                    15,868
 6/30/2004           15314                      16162                    15,958
 7/31/2004           15470                      16332                    16,116
 8/31/2004           15751                      16637                    16,424
 9/30/2004           15794                      16673                    16,468
10/31/2004           15912                      16816                    16,607
11/30/2004           15778                      16675                    16,474
12/31/2004           15907                      16817                    16,625
 1/31/2005           16003                      16923                    16,730
 2/28/2005           15920                      16837                    16,631
 3/31/2005           15815                      16727                    16,547
 4/30/2005           16014                      16944                    16,770
 5/31/2005           16191                      17137                    16,951
 6/30/2005           16278                      17234                    17,044
 7/31/2005           16122                      17069                    16,889
 8/31/2005           16313                      17278                    17,105
 9/30/2005           16144                      17097                    16,929
10/31/2005           16015                      16960                    16,796
11/30/2005           16067                      17032                    16,869

--------------------------------------------------------------------------------

The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown for the Class A, Class B, Class C, Administrator (formerly named Institutional) Class, and Institutional Class (formerly named Select Class) shares of the WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND for periods prior to June 9, 2003, reflects the performance of the Class A, Class B, Class C and Class R shares, respectively, of the Montgomery Total Return Bond Fund, its predecessor fund, adjusted to reflect applicable sales charges. Performance for the Class A, Class B and Class C shares of the Fund for periods prior to October 31, 2001, reflects the performance of the predecessor fund's Class R shares, adjusted to reflect each Class'fees and Institutional Class shares of the Fund for periods prior to October 31, 2001, reflects the performance of the predecessor fund's Class R shares, and includes expenses that are not applicable to the Institutional Class shares. Performance shown for Class Z shares reflects the performance of the Fund's Administrator Class shares and includes expenses that are not applicable to and are lower than those of the Class Z shares. The Administrator Class shares' returns are substantially similar to what the Class Z shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND was named the Wells Fargo Montgomery Total Return Bond Fund.

(2) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an Index.

(3) Fund characteristics and portfolio allocation are subject to change.

(4) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, and the maximum offering price calculated on a 30-day month-end basis.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND Class A and Administrator Class shares for the life of the Fund with the Lehman Brothers U.S. Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum, initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND (the Fund) seeks current income consistent with capital preservation.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Jay N. Mueller, CFA                     03/31/1994
   Thomas M. Price, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 1.52%(1) (excluding sales charges) for the six-month period ending November 30, 2005, outperforming its broad-based benchmark, the Lehman Brothers Short-Term U.S. Government/Credit Index(2) which returned 1.47%, outperforming its benchmark, the Citigroup 1-Year Treasury Benchmark-on-the-Run Index(3) which returned 1.03%, outperforming its benchmark, the Lehman Brothers 1-3 Year Government/Credit Index(4) which returned 0.64% and outperforming its benchmark, the Lehman Brothers 9-12 Month U.S. Short Treasury Index(5) which returned 1.17% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.50%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Short-term interest rates rose significantly during the six-month period. The yield of the two-year U.S. Treasury Note rose approximately 0.83% to end the period at 4.41%, the highest level of the last four years. Intermediate and long-term rates also rose, though less dramatically. The ten-year Treasury Note yield climbed by 0.50%, while the longest outstanding Treasury, due in 2031, experienced a yield increase of about 0.37%.

      A tighter monetary policy from the Federal Reserve (the Fed) was the driving force behind the increase in rates. The Fed hiked the target rate for overnight lending four times during the last six months for a cumulative increase of 1.00%. At the close of November, the Federal funds rate target stood at 4.00%, compared with 1.00% back in June of 2004 when the Fed embarked upon its current path of measured rate increases. In the face of higher rates across the board, the Fund generally maintained a shorter duration (sensitivity to general interest rate movements) than that of its benchmark the Lehman Brothers Short-Term U.S. Government/Credit Index.

      Both mortgage-backed securities (MBS) and corporate debt issues experienced a degree of spread widening during the period under review as investors demanded a larger yield premium compared to Treasury notes and bonds. However, the extra income generated by MBS and corporate debt compensated for a measure of relative price underperformance. The majority of the Fund's assets are typically invested in MBS and corporate issues, so relative performance had to be generated by a combination of individual issue decisions and an overall defensive posture with respect to rates.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund made no major changes in its sector allocation, yield curve positioning, or overall duration. At the issue selection level, we approached the MBS sector with greater sensitivity to the possibility of extension which is the tendency of many MBS structures to trade with greater interest-rate sensitivity as homeowner refinance activity slows down.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The dominant theme of the last 18 months has been the persistent, steady upward pressure on short-term interest rates engineered by the Fed. While the Fed may take action again in the near term, we believe it is likely that by the second half of 2006 it will cease raising its target rates. Unlike the last major tightening cycle of 1994, we doubt that the monetary authorities will significantly push rates to unsustainably high levels which would then have to be reversed. Instead, a period of relatively stable rates -- at least in the short and intermediate maturity range -- may prevail.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B, Class C and Class Z shares of the WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND for periods prior to April 11, 2005, reflects the performance of the Class A, Class B, Class C and Class Z shares, respectively, of the Strong Advisor Short Duration Bond Fund, its predecessor fund. Performance shown for periods prior to November 30, 2000, for the Class A, Class B and Class C shares reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect the respective share classes sales charges and expenses.

(2) Lehman Brothers Short Term U.S. Government/Credit Bond Index contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. You cannot invest directly in an Index.

(3) Citigroup 1-Year Treasury Benchmark-on-the-Run Index is the return of the newly issued (on-the-run) one year treasuries each month (auctioned monthly). It is determined by taking the 1-year T-bill at the beginning of each month and calculating its return. This process is repeated each month with the new 1-year T-Bill. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                 Including Sales Charge                Excluding Sales Charge
                                                           ----------------------------------   -----------------------------------
                                                           6-Months*  1-Year  5-Year  10-Year    6-Months*  1-Year  5-Year  10-Year
-----------------------------------------------------------------------------------------------------------------------------------
Ultra-Short Duration Bond Fund - Class A
   (Incept. Date 11/30/2000)                                 (0.51)    0.61    2.25     4.37        1.52     2.66    2.66     4.58
-----------------------------------------------------------------------------------------------------------------------------------
Ultra-Short Duration Bond Fund - Class B
   (Incept. Date 11/30/2000)                                 (0.46)    0.25    1.72     3.66        1.04     1.75    1.72     3.83
-----------------------------------------------------------------------------------------------------------------------------------
Ultra-Short Duration Bond Fund - Class C
   (Incept. Date 11/30/2000)                                  0.04     0.75    1.76     3.83        1.04     1.75    1.76     3.66
-----------------------------------------------------------------------------------------------------------------------------------
Ultra-Short Duration Bond Fund - Class Z
   (Incept. Date 03/31/1994)                                                                        1.35     2.54    2.63     4.57
-----------------------------------------------------------------------------------------------------------------------------------
Benchmarks
-----------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Short-Term U.S. Government/Credit Index(2)                                       1.53     2.73     N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------
   Citigroup 1-Year Treasury Benchmark-on-the-Run Index(3)                                          1.03     2.08    3.08     4.39
-----------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers 1-3 Year Government/Credit Index(4)                                              0.64     1.62    4.32     5.10
-----------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers 9-12 Month U.S. Short Treasury Index(5)                                          1.17     2.29    2.98     4.35
-----------------------------------------------------------------------------------------------------------------------------------

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(6) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------
Portfolio Turnover                                                           7%
--------------------------------------------------------------------------------
Average Credit Quality(7)                                                   Aa1
--------------------------------------------------------------------------------
Weighted Average Coupon                                                   5.37%
--------------------------------------------------------------------------------
Estimated Weighted Average Maturity                                    2.71 yrs
--------------------------------------------------------------------------------
Estimated Average Duration                                             0.59 yrs
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(6) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Collateralized Mortgage Securities                                        (28%)
Asset-Backed Securities                                                   (27%)
U.S. Government Agencies                                                  (13%)
Corporate Bonds                                                           (25%)
Municipal Bonds                                                            (1%)
Cash Equivalents                                                           (6%)

FUND CHARACTERISTICS(6) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

Net Asset Value (NAV) (Class A, B, C, Z)             $9.59, $9.56, $9.58, $9.55
--------------------------------------------------------------------------------
Distribution Rate(8) (Class A, B, C, Z)               3.96%, 3.30%, 3.30%, 4.01%
--------------------------------------------------------------------------------
30-Day SEC Yield(9)
   (Class A, B, C, Administrator)                    3.29%, 2.62%, 2.62%, 3.33%

GROWTH OF $10,000 INVESTMENT(10) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS RESPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE                         Lehman Brothers      Lehman Brothers
                ULTRA-SHORT DURATION    ULTRA-SHORT DURATION     Citigroup 1 Year       9-12 Month            1-3 Year
                     BOND FUND -             BOND FUND -        Treasury Benchmark-     U.S. Short       Government/Credit
                      Class A                Class Z            On-The-Run Index      Treasury Index            Index
11/30/1995              9800                  10000                   10,000               10,000               10,000
12/31/1995              9900                  10102                   10,059               10,061               10,076
 1/31/1996             10033                  10238                   10,124               10,124               10,162
 2/29/1996             10017                  10221                   10,136               10,142               10,123
 3/31/1996             10088                  10294                   10,168               10,175               10,116
 4/30/1996             10215                  10424                   10,203               10,212               10,126
 5/31/1996             10254                  10464                   10,244               10,253               10,150
 6/30/1996             10328                  10539                   10,301               10,309               10,224
 7/31/1996             10394                  10606                   10,341               10,351               10,264
 8/31/1996             10467                  10680                   10,391               10,402               10,301
 9/30/1996             10612                  10829                   10,461               10,469               10,396
10/31/1996             10740                  10959                   10,540               10,546               10,513
11/30/1996             10860                  11081                   10,594               10,600               10,592
12/31/1996             10892                  11114                   10,630               10,638               10,594
 1/31/1997             11004                  11228                   10,683               10,690               10,645
 2/28/1997             11045                  11270                   10,721               10,730               10,671
 3/31/1997             11038                  11263                   10,750               10,758               10,663
 4/30/1997             11162                  11390                   10,816               10,824               10,750
 5/31/1997             11245                  11475                   10,884               10,889               10,825
 6/30/1997             11364                  11595                   10,948               10,951               10,901
 7/31/1997             11438                  11672                   11,027               11,024               11,022
 8/31/1997             11481                  11715                   11,066               11,062               11,032
 9/30/1997             11616                  11853                   11,126               11,125               11,117
10/31/1997             11468                  11702                   11,188               11,186               11,197
11/30/1997             11493                  11728                   11,227               11,225               11,225
12/31/1997             11619                  11856                   11,280               11,284               11,299
 1/31/1998             11611                  11848                   11,355               11,358               11,409
 2/28/1998             11713                  11952                   11,385               11,390               11,420
 3/31/1998             11795                  12036                   11,442               11,445               11,465
 4/30/1998             11835                  12076                   11,494               11,499               11,521
 5/31/1998             11861                  12103                   11,545               11,552               11,584
 6/30/1998             11885                  12128                   11,600               11,608               11,644
 7/31/1998             12013                  12258                   11,656               11,663               11,698
 8/31/1998             11811                  12052                   11,750               11,749               11,832
 9/30/1998             11876                  12119                   11,843               11,844               11,992
10/31/1998             11902                  12145                   11,905               11,906               12,044
11/30/1998             12021                  12267                   11,907               11,922               12,041
12/31/1998             12093                  12340                   11,944               11,969               12,088
 1/31/1999             12131                  12379                   11,990               12,016               12,140
 2/28/1999             12149                  12397                   12,004               12,031               12,088
 3/31/1999             12254                  12504                   12,078               12,101               12,174
 4/30/1999             12396                  12649                   12,122               12,144               12,216
 5/31/1999             12416                  12670                   12,156               12,180               12,206
 6/30/1999             12495                  12750                   12,214               12,226               12,242
 7/31/1999             12546                  12802                   12,267               12,280               12,277
 8/31/1999             12547                  12804                   12,304               12,320               12,309
 9/30/1999             12617                  12874                   12,367               12,387               12,392
10/31/1999             12696                  12955                   12,399               12,429               12,429
11/30/1999             12766                  13026                   12,425               12,462               12,456
12/31/1999             12791                  13052                   12,453               12,496               12,469
 1/31/2000             12807                  13068                   12,484               12,540               12,469
 2/29/2000             12865                  13127                   12,546               12,604               12,555
 3/31/2000             12922                  13186                   12,604               12,666               12,627
 4/30/2000             12976                  13241                   12,677               12,728               12,651
 5/31/2000             13030                  13296                   12,724               12,784               12,696
 6/30/2000             13134                  13402                   12,823               12,882               12,836
 7/31/2000             13217                  13487                   12,898               12,951               12,923
 8/31/2000             13286                  13557                   12,977               12,993               13,025
 9/30/2000             13382                  13655                   13,054               13,070               13,132
10/31/2000             13437                  13711                   13,117               13,130               13,191
11/30/2000             13452                  13727                   13,207               13,217               13,314
12/31/2000             13620                  13900                   13,337               13,341               13,475
 1/31/2001             13807                  14077                   13,490               13,487               13,666
 2/28/2001             13882                  14167                   13,558               13,545               13,763
 3/31/2001             13935                  14220                   13,656               13,639               13,875
 4/30/2001             13971                  14257                   13,719               13,701               13,919
 5/31/2001             14072                  14354                   13,798               13,780               14,005
 6/30/2001             14039                  14320                   13,835               13,821               14,058
 7/31/2001             14191                  14480                   13,933               13,908               14,235
 8/31/2001             14316                  14591                   13,994               13,947               14,332
 9/30/2001             14313                  14599                   14,137               14,075               14,546
10/31/2001             14381                  14648                   14,227               14,159               14,691
11/30/2001             14353                  14618                   14,252               14,183               14,652
12/31/2001             14319                  14596                   14,280               14,216               14,659
 1/31/2002             14289                  14564                   14,290               14,232               14,701
 2/28/2002             14306                  14580                   14,335               14,264               14,765
 3/31/2002             14224                  14496                   14,307               14,242               14,669
 4/30/2002             14304                  14578                   14,404               14,329               14,833
 5/31/2002             14356                  14629                   14,440               14,358               14,912
 6/30/2002             14370                  14643                   14,517               14,428               15,031
 7/31/2002             14310                  14580                   14,578               14,479               15,180
 8/31/2002             14360                  14632                   14,591               14,496               15,262
 9/30/2002             14409                  14681                   14,657               14,553               15,394
10/31/2002             14403                  14670                   14,691               14,581               15,414
11/30/2002             14460                  14741                   14,691               14,586               15,414
12/31/2002             14504                  14784                   14,751               14,639               15,581
 1/31/2003             14550                  14828                   14,762               14,651               15,600
 2/28/2003             14621                  14901                   14,787               14,670               15,686
 3/31/2003             14649                  14929                   14,816               14,695               15,720
 4/30/2003             14718                  14987                   14,833               14,710               15,780
 5/31/2003             14742                  15015                   14,850               14,726               15,870
 6/30/2003             14746                  15034                   14,879               14,754               15,904
 7/31/2003             14676                  14961                   14,870               14,749               15,801
 8/31/2003             14708                  14978                   14,885               14,763               15,808
 9/30/2003             14767                  15039                   14,925               14,806               15,982
10/31/2003             14756                  15054                   14,921               14,801               15,917
11/30/2003             14773                  15057                   14,920               14,803               15,918
12/31/2003             14817                  15118                   14,968               14,848               16,019
 1/31/2004             14848                  15134                   14,985               14,867               16,063
 2/29/2004             14893                  15180                   15,014               14,894               16,153
 3/31/2004             14924                  15211                   15,032               14,911               16,210
 4/30/2004             14868                  15168                   14,991               14,883               16,044
 5/31/2004             14851                  15150                   14,988               14,883               16,021
 6/30/2004             14853                  15151                   14,984               14,882               16,026
 7/31/2004             14872                  15169                   15,017               14,912               16,094
 8/31/2004             14935                  15217                   15,060               14,952               16,219
 9/30/2004             14952                  15252                   15,056               14,951               16,211
10/31/2004             14955                  15242                   15,082               14,975               16,268
11/30/2004             14944                  15243                   15,056               14,964               16,188
12/31/2004             14967                  15265                   15,079               14,987               16,227
 1/31/2005             15018                  15299                   15,090               15,003               16,224
 2/28/2005             15039                  15318                   15,089               15,009               16,193
 3/31/2005             15031                  15307                   15,112               15,036               16,180
 4/30/2005             15054                  15365                   15,165               15,086               16,274
 5/31/2005             15112                  15422                   15,212               15,132               16,344
 6/30/2005             15139                  15432                   15,238               15,158               16,380
 7/31/2005             15170                  15461                   15,235               15,164               16,335
 8/31/2005             15230                  15520                   15,300               15,225               16,442
 9/30/2005             15248                  15553                   15,306               15,234               16,400
10/31/2005             15291                  15596                   15,324               15,260               16,394
11/30/2005             15342                  15630                   15,369               15,307               16,448

--------------------------------------------------------------------------------

(4) Lehman Brothers 1-3 Year Government/Credit Index is the 1-3 year component of the Government/Credit Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

(5) Lehman Brothers 9-12 Month U.S. Short Treasury Index includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips. You cannot invest directly in an Index.

(6)   Fund characteristics and portfolio allocation are subject to change.

(7) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(8) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current offering price.

(9) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, and the maximum offering price calculated on a 30-day month-end basis.

(10) The chart compares the performance of the WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND Class A shares and Class Z shares for the most recent ten years with the Citigroup 1-Year Treasury Benchmark-on-the-Run Index, the Lehman Brothers 9-12 Month U.S. Short Treasury Index and the Lehman Brothers 1-3 Year Government/Credit Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Class Z shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 2.00%.

WELLS FARGO ADVANTAGE INCOME FUNDS                     FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period (June 1, 2005 to November 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of wning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                            Beginning      Ending
                                                                             Account       Account       Expenses
                                                                              Value         Value      Paid During      Net Annual
                                                                           06/01/2005    11/30/2005      Period*      Expense Ratio
Wells Fargo Advantage Diversified Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Diversified Bond Fund -
Administrator Class
Actual                                                                      $1,000.00     $  995.30       $3.50           0.70%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,021.56       $3.55           0.70%

Wells Fargo Advantage High Yield Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage High Yield Bond Fund - Class A
Actual                                                                      $1,000.00     $1,034.20       $5.86           1.15%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,019.30       $5.82           1.15%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage High Yield Bond Fund - Class B
Actual                                                                      $1,000.00     $1,029.40       $9.67           1.90%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,015.54       $9.60           1.90%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage High Yield Bond Fund - Class C
Actual                                                                      $1,000.00     $1,029.40       $9.67           1.90%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,015.54       $9.60           1.90%

FUND EXPENSES (UNAUDITED)                     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                            Beginning      Ending
                                                                             Account       Account       Expenses
                                                                              Value         Value      Paid During      Net Annual
                                                                           06/01/2005    11/30/2005      Period*      Expense Ratio
Wells Fargo Advantage Income Plus Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Income Plus Fund - Class A
Actual                                                                      $1,000.00     $1,001.50       $5.02           1.00%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,020.05       $5.06           1.00%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Income Plus Fund - Class B
Actual                                                                      $1,000.00     $  997.80       $8.76           1.75%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,016.29       $8.85           1.75%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Income Plus Fund - Class C
Actual                                                                      $1,000.00     $  997.80       $8.76           1.75%

Hypothetical (5% return before expenses)                                    $1,000.00     $1,016.29       $8.85           1.75%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Inflation Protected Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Inflation Protected Bond Fund - Class A
Actual                                                                      $1,000.00     $  991.30       $4.24           0.85%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,020.81       $4.31           0.85%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Inflation Protected Bond Fund - Class B
Actual                                                                      $1,000.00     $  987.50       $7.97           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,017.05       $8.09           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Inflation Protected Bond Fund - Class C
Actual                                                                      $1,000.00     $  987.50       $7.97           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,017.05       $8.09           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Inflation Protected Bond Fund -
Administrator Class
Actual                                                                      $1,000.00     $  992.40       $3.00           0.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,022.06       $3.04           0.60%

WELLS FARGO ADVANTAGE INCOME FUNDS                     FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            Beginning      Ending
                                                                             Account       Account       Expenses
                                                                              Value         Value      Paid During      Net Annual
                                                                           06/01/2005    11/30/2005      Period*      Expense Ratio
Wells Fargo Advantage Intermediate Government Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Government Income Fund -
Class A
Actual                                                                      $1,000.00     $  994.30       $4.75           0.95%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,020.31       $4.81           0.95%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Government Income Fund -
Class B
Actual                                                                      $1,000.00     $  990.40       $8.48           1.70%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,016.55       $8.59           1.70%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Government Income Fund -
Class C
Actual                                                                      $1,000.00     $  989.50       $8.48           1.70%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,016.55       $8.59           1.70%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Government Income Fund -
Administrator Class
Actual                                                                      $1,000.00     $  994.60       $3.50           0.70%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,021.56       $3.55           0.70%

Wells Fargo Advantage Short Duration Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Short Duration Government Bond Fund -
Class A
Actual                                                                      $1,000.00     $1,003.60       $4.27           0.85%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,020.81       $4.31           0.85%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Short Duration Government Bond Fund -
Class B
Actual                                                                      $1,000.00     $  998.90       $8.02           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,017.05       $8.09           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Short Duration Government Bond Fund -
Class C
Actual                                                                      $1,000.00     $  998.90       $8.02           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,017.05       $8.09           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Short Duration Government Bond Fund -
Administrator Class
Actual                                                                      $1,000.00     $1,003.90       $3.01           0.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,022.06       $3.04           0.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Short Duration Government Bond Fund -
Institutional Class
Actual                                                                      $1,000.00     $1,004.80       $2.11           0.42%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,022.96       $2.13           0.42%

FUND EXPENSES                                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                            Beginning      Ending
                                                                             Account       Account       Expenses
                                                                              Value         Value      Paid During      Net Annual
                                                                           06/01/2005    11/30/2005      Period*      Expense Ratio
Wells Fargo Advantage Stable Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Stable Income Fund - Class A
Actual                                                                      $1,000.00     $1,009.20       $4.43           0.88%
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,020.66       $4.46           0.88%
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Stable Income Fund - Class B
Actual                                                                      $1,000.00     $1,006.30       $8.25           1.64%
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,016.85       $8.29           1.64%
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Stable Income Fund - Class C
Actual                                                                      $1,000.00     $1,005.30       $8.24           1.64%
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,016.85       $8.29           1.64%
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Stable Income Fund - Administrator Class
Actual                                                                      $1,000.00     $1,010.40       $3.28           0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,021.81       $3.29           0.65%

Wells Fargo Advantage Strategic Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Strategic Income Fund - Class A
Actual                                                                      $1,000.00     $1,030.30       $5.60           1.10%
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,019.55       $5.57           1.10%
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Strategic Income Fund - Class B
Actual                                                                      $1,000.00     $1,026.50       $9.40           1.85%
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,015.79       $9.35           1.85%
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Strategic Income Fund - Class C
Actual                                                                      $1,000.00     $1,027.50       $9.40           1.85%
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,015.79       $9.35           1.85%

Wells Fargo Advantage Total Return Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Fund - Class A
Actual                                                                      $1,000.00     $  992.40       $4.40           0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,020.56       $4.06           0.90%
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Fund - Class B
Actual                                                                      $1,000.00     $  988.70       $8.23           1.65%
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,016.80       $8.34           1.65%
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Fund - Class C
Actual                                                                      $1,000.00     $  988.60       $8.23           1.65%
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,016.80       $8.34           1.65%
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Fund - Class Z
Actual                                                                      $1,000.00     $  991.80       $4.74           0.95%
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,020.31       $4.81           0.95%
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Fund -
Administrator Class
Actual                                                                      $1,000.00     $  993.90       $3.50           0.70%
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,021.56       $3.55           0.70%
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Fund -
Institutional Class
Actual                                                                      $1,000.00     $  995.30       $2.10           0.42%
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,022.96       $2.13           0.42%

WELLS FARGO ADVANTAGE INCOME FUNDS                                 FUND EXPENSES
--------------------------------------------------------------------------------

                                                                            Beginning      Ending
                                                                             Account       Account       Expenses
                                                                              Value         Value      Paid During      Net Annual
                                                                           06/01/2005    11/30/2005      Period*      Expense Ratio
Wells Fargo Advantage Ultra-Short Duration Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Ultra-Short Duration Bond Fund - Class A
Actual                                                                      $1,000.00     $1,015.20       $4.04           0.80%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,021.06       $4.05           0.80%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Ultra-Short Duration Bond Fund - Class B
Actual                                                                      $1,000.00     $1,010.40       $7.81           1.55%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,017.30       $7.84           1.55%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Ultra-Short Duration Bond Fund - Class C
Actual                                                                      $1,000.00     $1,010.40       $7.81           1.55%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,017.30       $7.84           1.55%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Ultra-Short Duration Bond Fund - Class Z
Actual                                                                      $1,000.00     $1,013.50       $4.69           0.93%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                    $1,000.00     $1,020.41       $4.71           0.93%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT             SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.07%
              N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                            $ 11,261,154
              N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                  78,928,747
              N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                     22,543,622

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $111,224,540)                                                   112,733,523
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $111,224,540)*                               100.07%                                                             $112,733,523
OTHER ASSETS AND LIABILITIES, NET                   (0.07)                                                                  (77,333)
                                                   ------                                                              ------------
TOTAL NET ASSETS                                   100.00%                                                             $112,656,190
                                                   ======                                                              ============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
CORPORATE BONDS & NOTES - 83.58%

AGRICULTURAL SERVICES - 0.30%
$   725,000  HINES NURSERIES INCORPORATED<<                                                     10.25%    10/01/2011   $    710,500
                                                                                                                       ------------
AMUSEMENT & RECREATION SERVICES - 3.84%
  3,100,000   DIRECTV HOLDINGS FINANCE<<                                                         6.38     06/15/2015      3,041,875
    250,000   GOLFSMITH INTERNATIONAL INCORPORATED                                               8.38     10/15/2009        205,000
    460,000   GREEKTOWN HOLDINGS++                                                              10.75     12/01/2013        462,875
    775,000   MOHEGAN TRIBAL GAMING AUTHORITY                                                    6.13     02/15/2013        759,500
  1,170,000   PARK PLACE ENTERTAINMENT CORPORATION                                               7.88     03/15/2010      1,256,288
     75,000   PARK PLACE ENTERTAINMENT CORPORATION                                               7.00     04/15/2013         79,660
    880,000   PENN NATIONAL GAMING INCORPORATED                                                  6.88     12/01/2011        875,600
    100,000   RIVER ROCK ENTERTAINMENT AUTHORITY                                                 9.75     11/01/2011        107,750
    930,000   SPEEDWAY MOTORSPORTS INCORPORATED                                                  6.75     06/01/2013        946,275
    800,000   TOWN SPORTS INTERNATIONAL INCORPORATED                                             9.63     04/15/2011        824,000
    500,000   VIRGIN RIVER CASINO CORPORATION RBG LLC B&BB INCORPORATED                          9.00     01/15/2012        511,250
                                                                                                                          9,070,073
                                                                                                                       ------------
APPAREL & ACCESSORY STORES - 0.91%
  1,000,000   GAP INCORPORATED                                                                  10.05     12/15/2008      1,113,116
  1,000,000   PAYLESS SHOESOURCE INCORPORATED<<                                                  8.25     08/01/2013      1,040,000
                                                                                                                          2,153,116
                                                                                                                       ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.60%
  1,100,000   LEVI STRAUSS & COMPANY                                                            12.25     12/15/2012      1,229,250
    175,000   PHILLIPS VAN-HEUSEN                                                                7.25     02/15/2011        177,625
                                                                                                                          1,406,875
                                                                                                                       ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.04%
    700,000   ASBURY AUTOMOTIVE GROUP INCORPORATED                                               9.00     06/15/2012        698,250
  1,075,000   SONIC AUTOMOTIVE INCORPORATED SERIES B                                             8.63     08/15/2013      1,023,937
    725,000   WILLIAMS SCOTSMAN INCORPORATED++                                                   8.50     10/01/2015        746,750
                                                                                                                          2,468,937
                                                                                                                       ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.07%
     85,000   FEDERAL-MOGUL CORPORATION^^                                                        7.88     07/01/2010         28,581
    140,000   MERITOR AUTOMOTIVE INCORPORATED                                                    6.80     02/15/2009        128,100
                                                                                                                            156,681
                                                                                                                       ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.86%
    725,000   BEAZER HOMES USA INCORPORATED                                                      8.38     04/15/2012        746,750
  1,085,000   PANOLAM INDUSTRIES INTERNATIONAL++                                                10.75     10/01/2013      1,041,600
    240,000   TEXAS INDUSTRIES INCORPORATED++                                                    7.25     07/15/2013        248,400
                                                                                                                          2,036,750
                                                                                                                       ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.39%
    993,000   SUBURBAN PROPANE PARTNERS                                                          6.88     12/15/2013        916,043
                                                                                                                       ------------
BUSINESS SERVICES - 5.59%
    650,000   AFFINITY GROUP INCORPORATED                                                        9.00     02/15/2012        648,375
    845,000   CARDTRONICS INCORPORATED++                                                         9.25     08/15/2013        832,325
    250,000   CCM MERGER INCORPORATED++                                                          8.00     08/01/2013        241,875
    300,000   COUCHE-TARD US FINANCE                                                             7.50     12/15/2013        306,000

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
BUSINESS SERVICES (CONTINUED)
$ 1,421,000   H&E EQUIPMENT FINANCE                                                             12.50%    06/15/2013   $  1,563,100
    730,000   IKON OFFICE SOLUTIONS++                                                            7.75     09/15/2015        697,150
    300,000   LAMAR MEDIA CORPORATION++                                                          6.63     08/15/2015        300,750
    650,000   MAC-GRAY CORPORATION++                                                             7.63     08/15/2015        661,375
    650,000   NATIONSRENT INCORPORATED                                                           9.50     10/15/2010        710,125
  1,250,000   NATIONSRENT INCORPORATED                                                           9.50     05/01/2015      1,315,625
  1,000,000   OAKHILL SECURITY FUND II SERIES B1-A++                                             8.57     10/15/2006      1,004,500
    300,000   SUNGARD DATA SYSTEMS INCORPORATED                                                  3.75     01/15/2009        275,250
  2,000,000   SUNGARD DATA SYSTEMS INCORPORATED++                                                9.13     08/15/2013      2,070,000
    500,000   SUNGARD DATA SYSTEMS INCORPORATED++                                               10.25     08/15/2015        505,000
    450,000   SUNSTATE EQUIPMENT COMPANY LLC++                                                  10.50     04/01/2013        456,750
    750,000   TERPHANE HOLDING CORPORATION++                                                    12.50     06/15/2009        750,000
    850,000   VERTIS INCORPORATED                                                                9.75     04/01/2009        873,375
                                                                                                                         13,211,575
                                                                                                                       ------------
CHEMICALS & ALLIED PRODUCTS - 0.37%
    330,000   EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORPORATION                                10.13     09/01/2008        358,463
    495,000   LYONDELL CHEMICAL COMPANY SERIES A                                                 9.63     05/01/2007        518,512
                                                                                                                            876,975
                                                                                                                       ------------
COAL MINING - 0.32%
    705,000   JAMES RIVER COAL COMPANY                                                           9.38     06/01/2012        750,825
                                                                                                                       ------------
COMMUNICATIONS - 14.10%
    685,000   AT&T CORPORATION                                                                   9.05     11/15/2011        760,139
  1,335,000   AT&T CORPORATION                                                                   9.75     11/15/2031      1,642,050
    880,000   CCO HOLDINGS LLC/CAPITAL CORPORATION<<+/-                                          8.00     12/15/2010        858,000
  1,000,000   CCO HOLDINGS LLC/CAPITAL CORPORATION++                                             8.75     11/15/2013        960,000
  2,555,000   CHARTER COMMUNICATION OPT LLC CAPITAL++                                            8.00     04/30/2012      2,542,225
  1,270,000   CHARTER COMMUNICATION OPT LLC CAPITAL SERIES++                                     8.38     04/30/2014      1,263,650
    625,000   CINCINNATI BELL INCORPORATED                                                       7.00     02/15/2015        603,125
    900,000   CITIZENS COMMUNICATIONS COMPANY                                                    9.25     05/15/2011        983,250
    550,000   CSC HOLDINGS INCORPORATED                                                          7.88     12/15/2007        561,000
    125,000   CSC HOLDINGS INCORPORATED++                                                        6.75     04/15/2012        118,750
    775,000   DOBSON CELLULAR SYSTEMS                                                            8.38     11/01/2011        821,500
    800,000   DOBSON CELLULAR SYSTEMS+/-                                                         9.00     11/01/2011        830,000
  2,500,000   DOBSON CELLULAR SYSTEMS                                                            9.88     11/01/2012      2,768,750
  1,650,000   DOBSON COMMUNICATIONS CORPORATION<<                                                8.88     10/01/2013      1,641,750
    450,000   DOBSON COMMUNICATIONS CP+++/-                                                      8.40     10/15/2012        443,250
    500,000   FISHER COMMUNICATIONS INCORPORATED                                                 8.63     09/15/2014        527,500
  2,600,000   HAWAIIAN TELCOM COMMUNICATIONS INCORPORATED+++/-                                   9.95     05/01/2013      2,418,000
    160,000   INTELSAT BERMUDA LIMITED+++/-                                                      7.81     01/15/2012        162,400
    700,000   LODGENET ENTERTAINMENT CORPORATION                                                 9.50     06/15/2013        763,000
    500,000   MCI INCORPORATED                                                                   6.91     05/01/2007        505,625
    275,000   NEXSTAR FINANCE INCORPORATED                                                       7.00     01/15/2014        246,125
    250,000   NEXTEL COMMUNICATIONS INCORPORATED                                                 6.88     10/31/2013        260,036
    868,000   PANAMSAT CORPORATION                                                               9.00     08/15/2014        911,400
    100,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                    7.25     02/15/2011        101,375
  1,800,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                  7.50     02/15/2014      1,818,000

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
COMMUNICATIONS (CONTINUED)
$   250,000   QWEST CORPORATION                                                                  8.88%    03/15/2012   $    280,625
    400,000   QWEST CORPORATION+++/-                                                             7.12     06/15/2013        431,000
  1,000,000   QWEST CORPORATION++                                                                7.63     06/15/2015      1,063,750
  2,305,000   RURAL CELLULAR CORPORATION                                                         9.88     02/01/2010      2,411,606
    400,000   RURAL CELLULAR CORPORATION                                                         8.25     03/15/2012        420,000
    105,000   SINCLAIR BROADCAST GROUP INCORPORATED                                              8.75     12/15/2011        110,906
    870,000   SINCLAIR BROADCAST GROUP INCORPORATED                                              8.00     03/15/2012        896,100
    235,000   TIME WARNER TELECOMMUNICATION HOLDINGS                                             9.25     02/15/2014        243,225
    235,000   UBIQUITEL OPERATING COMPANY                                                        9.88     03/01/2011        259,969
  2,750,000   VALOR TELECOMMUNICATIONS ENTERPRISES<<                                             7.75     02/15/2015      2,695,000
                                                                                                                         33,323,081
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS - 0.99%
    700,000   ASHTON WOODS USA++                                                                 9.50     10/01/2015        633,500
  1,650,000   CHEVY CHASE BANK FSB                                                               6.88     12/01/2013      1,699,500
                                                                                                                          2,333,000
                                                                                                                       ------------
EATING & DRINKING PLACES - 3.39%
  2,100,000   BUFFETS INCORPORATED<<                                                            11.25     07/15/2010      2,131,500
    445,000   FRIENDLY ICE CREAM CORPORATION<<                                                   8.38     06/15/2012        400,500
  2,500,000   O'CHARLEYS INCORPORATED<<                                                          9.00     11/01/2013      2,575,000
    925,000   PIERRE FOODS INCORPORATED                                                          9.88     07/15/2012        929,625
  1,850,000   REAL MEX RESTAURANTS INCORPORATED                                                 10.00     04/01/2010      1,970,250
                                                                                                                          8,006,875
                                                                                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.84%
    500,000   ALLIED WASTE NORTH AMERICA<<                                                       6.50     11/15/2010        495,000
    550,000   ALLIED WASTE NORTH AMERICA                                                         6.38     04/15/2011        540,375
    300,000   ALLIED WASTE NORTH AMERICA<<                                                       7.88     04/15/2013        312,000
  2,810,000   ALLIED WASTE NORTH AMERICA<<                                                       7.25     03/15/2015      2,859,175
    150,000   FERRELLGAS PARTNERS LIMITED PARTNERSHIP                                            6.75     05/01/2014        140,625
                                                                                                                          4,347,175
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 1.46%
  1,470,000   COMMUNICATIONS & POWER INDUSTRIAL                                                  8.00     02/01/2012      1,470,000
  1,160,000   L-3 COMMUNICATIONS CORPORATION++                                                   6.38     10/15/2015      1,142,600
    827,213   TENASKA ALABAMA II PART SERIES144A ELECTRIC - GENERATION++                         7.00     06/30/2021        836,239
                                                                                                                          3,448,839
                                                                                                                       ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.35%
    800,000   CORNELL COMPANIES INCORPORATED                                                    10.75     07/01/2012        826,000
                                                                                                                       ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.54%
  1,075,000   AFFINIA GROUP INCORPORATED                                                         9.00     11/30/2014        865,375
    400,000   VALMONT INDUSTRIES INCORPORATED                                                    6.88     05/01/2014        404,000
                                                                                                                          1,269,375
                                                                                                                       ------------
FOOD & KINDRED PRODUCTS - 0.79%
    440,000   B&G FOODS HOLDING CORPORATION                                                      8.00     10/01/2011        446,600
     76,000   DOLE FOODS COMPANY INCORPORATED                                                    8.63     05/01/2009         78,090
    650,000   DOLE FOODS COMPANY INCORPORATED                                                    7.25     06/15/2010        637,000

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
$   415,000   MRS. FIELDS FAMOUS BRANDS LLC<<                                                   11.50%    03/15/2011   $    373,500
    440,000   WINN-DIXIE<<++                                                                     8.18     09/01/2024        341,000
                                                                                                                          1,876,190
                                                                                                                       ------------
FOOD STORES - 0.54%
    250,000   DOANE PET CARE COMPANY                                                            10.75     03/01/2010        270,625
    221,000   DOMINO'S INCORPORATED                                                              8.25     07/01/2011        228,735
    800,000   STATER BROTHERS HOLDINGS<<                                                         8.13     06/15/2012        788,000
                                                                                                                          1,287,360
                                                                                                                       ------------
GENERAL MERCHANDISE STORES - 0.82%
  1,460,000   ALH FINANCE LLC/ALH FINANCE CORPORATION<<                                          8.50     01/15/2013      1,357,800
    600,000   JEAN COUTU GROUP INCORPORATED<<                                                    7.63     08/01/2012        588,000
                                                                                                                          1,945,800
                                                                                                                       ------------
HEALTH SERVICES - 2.49%
    925,000   AMERISOURCEBERGEN CORPORATION++                                                    5.88     09/15/2015        929,625
  3,200,000   HCA INCORPORATED<<                                                                 6.38     01/15/2015      3,179,469
    649,000   KINETIC CONCEPTS INCORPORATED                                                      7.38     05/15/2013        663,602
    450,000   MYLAN LABORATORIES INCORPORATED++                                                  5.75     08/15/2010        446,062
    450,000   MYLAN LABORATORIES INCORPORATED++                                                  6.38     08/15/2015        446,063
    225,000   UNIVERSAL HOSPITAL SERVICES INCORPORATED                                          10.13     11/01/2011        230,625
                                                                                                                          5,895,446
                                                                                                                       ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.26%
    585,000   AHERN RENTALS INCORPORATED++                                                       9.25     08/15/2013        606,938
                                                                                                                       ------------
HOLDING & OTHER INVESTMENT OFFICES - 4.48%
  1,335,000   ALAMOSA DELAWARE INCORPORATED<<                                                    8.50     01/31/2012      1,455,150
  3,250,000   BF SAUL REIT                                                                       7.50     03/01/2014      3,323,125
  1,200,000   FELCOR LODGING LIMITED PARTNERSHIP+/-                                              7.78     06/01/2011      1,248,000
  1,650,000   PCA FINANCE CORPORATION                                                           11.88     08/01/2009        391,875
  1,155,000   PENHALL INTERNATIONAL CORPORATION                                                 12.00     08/01/2006      1,179,544
  2,875,000   SHERIDAN ACQUISITION CORPORATION                                                  10.25     08/15/2011      2,990,000
                                                                                                                         10,587,694
                                                                                                                       ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.08%
    460,000   LEVITZ HOME FURNISHINGS++^^                                                       12.50     11/01/2011         92,000
    100,000   NORCRAFT FINANCE CORPORATION                                                       9.00     11/01/2011        102,500
                                                                                                                            194,500
                                                                                                                       ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.06%
  1,350,000   AZTAR CORPORATION                                                                  9.00     08/15/2011      1,434,375
    676,000   HMH PROPERTIES INCORPORATED SERIES B<<                                             7.88     08/01/2008        686,140
    400,000   LA QUINTA CORPORATION                                                              7.00     08/15/2007        408,500
    500,000   LA QUINTA PROPERTIES                                                               7.27     02/26/2007        509,375
    300,000   MANDALAY RESORT GROUP                                                              6.50     07/31/2009        302,250
    700,000   MGM MIRAGE INCORPORATED                                                            6.00     10/01/2009        694,750
     25,000   MGM MIRAGE INCORPORATED                                                            6.75     09/01/2012         25,187
  1,500,000   MGM MIRAGE INCORPORATED++                                                          6.63     07/15/2015      1,481,250
    725,000   SAN PASQUAL CASINO++                                                               8.00     09/15/2013        718,656

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (CONTINUED)
$ 1,400,000   STATION CASINOS INCORPORATED                                                       6.00%    04/01/2012   $  1,396,500
    989,910   TRUMP ENTERTAINMENT RESORTS HOLDINGS                                               8.50     06/01/2015        960,213
  1,000,000   WYNN LAS VEGAS LLC                                                                 6.63     12/01/2014        966,250
                                                                                                                          9,583,446
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.26%
    400,000   COLUMBUS MCKINNON CORPORATION++                                                    8.88     11/01/2013        409,000
  1,200,000   COLUMBUS MCKINNON CORPORATION NY                                                  10.00     08/01/2010      1,320,000
  1,725,000   FEDDERS NORTH AMERICA INCORPORATED                                                 9.88     03/01/2014      1,259,250
                                                                                                                          2,988,250
                                                                                                                       ------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.18%
    430,000   CORRECTIONS CORPORATION OF AMERICA                                                 6.25     03/15/2013        428,925
                                                                                                                       ------------
MACHINERY - 0.89%
    400,000   JLG INDUSTRIES INCORPORATED                                                        8.25     05/01/2008        420,000
  1,605,000   JLG INDUSTRIES INCORPORATED<<                                                      8.38     06/15/2012      1,689,263
                                                                                                                          2,109,263
                                                                                                                       ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
 OPTICAL GOODS - 0.53%
  1,250,000   ITRON INCORPORATED                                                                 7.75     05/15/2012      1,262,500
                                                                                                                       ------------
METAL MINING - 0.61%
  1,440,000  USEC INCORPORATED                                                                   6.63     01/20/2006      1,440,000
                                                                                                                       ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.89%
  3,500,000   BOMBARDIER INCORPORATED++                                                          6.75     05/01/2012      3,185,000
    500,000   IMCO RECYCLING INCORPORATED                                                       10.38     10/15/2010        546,875
    685,000   JACUZZI BRANDS INCORPORATED                                                        9.63     07/01/2010        729,525
                                                                                                                          4,461,400
                                                                                                                       ------------
MISCELLANEOUS RETAIL - 2.16%
    660,000   AMERIGAS PARTNERS LIMITED PARTNERSHIP++                                            7.25     05/20/2015        676,500
    445,000   BROOKSTONE COMPANY INCORPORATED++                                                 12.00     10/15/2012        427,200
  2,300,000   DENNY'S CORPORATION/DENNY'S HOLDINGS INCORPORATED<<                               10.00     10/01/2012      2,311,500
  1,000,000   DILLARD'S INCORPORATED AR<<                                                        7.38     06/01/2006      1,010,000
    675,000   PEP BOYS-MANNY MOE & JACK SERIES MTNB                                              6.92     07/07/2006        676,687
                                                                                                                          5,101,887
                                                                                                                       ------------
MOTION PICTURES - 0.89%
    462,000   AMC ENTERTAINMENT INCORPORATED+/-                                                  8.59     08/15/2010        474,705
  1,250,000   AMC ENTERTAINMENT INCORPORATED SERIES B<<                                          8.63     08/15/2012      1,296,875
    927,000   MUZAK FINANCE CORPORATION LLC (SUBORDINATED BOND)+/-                              13.00     03/15/2010        325,609
                                                                                                                          2,097,189
                                                                                                                       ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.03%
     70,000   TRAILER BRIDGE INCORPORATED(I)                                                     9.25     11/15/2011         72,013
                                                                                                                       ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.80%
    353,000   AMERICAN COMMERCIAL LINES/ACL FINANCE CORPORATION                                  9.50     02/15/2015        380,358
    337,000   CONSOLIDATED COMMUNICATIONS ILLINOIS TEXAS HOLDINGS INCORPORATED                   9.75     04/01/2012        351,323
    520,000   GENERAL MOTORS ACCEPTANCE CORPORATION                                              6.88     08/28/2012        470,867

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (CONTINUED)
$   850,000   GENERAL MOTORS ACCEPTANCE CORPORATION<<                                            6.75%    12/01/2014   $    771,175
  2,065,000   H&E EQUIPMENT/FINANCE                                                             11.13     06/15/2012      2,286,987
                                                                                                                          4,260,710
                                                                                                                       ------------
OIL & GAS EXTRACTION - 2.37%
    260,000   CHAPARRAL ENERGY INCORPORATED++                                                    8.50     12/01/2015        263,900
    300,000   CHESAPEAKE ENERGY CORPORATION<<                                                    6.63     01/15/2016        297,000
  1,500,000   CHESAPEAKE ENERGY CORPORATION++                                                    6.50     08/15/2017      1,466,250
  1,450,000   EL PASO CORPORATION                                                                6.75     05/15/2009      1,424,625
    600,000   EL PASO CORPORATION<<                                                              7.88     06/15/2012        607,500
  1,170,000   ENCORE ACQUISITION COMPANY                                                         6.00     07/15/2015      1,076,400
    515,000   MARK WEST ENERGY++                                                                 6.88     11/01/2014        471,225
                                                                                                                          5,606,900
                                                                                                                       ------------
PAPER & ALLIED PRODUCTS - 2.50%
  1,725,000   ABITIBI-CONSOLIDATED INCORPORATED                                                  6.95     04/01/2008      1,742,250
  1,000,000   BUCKEYE TECHNOLOGIES INCORPORATED                                                  8.00     10/15/2010        950,000
    600,000   CONSOLIDATED CONTAINER COMPANY^                                                   10.78     06/15/2009        510,000
  1,000,000   DONOHUE FOREST PRODUCTS                                                            7.63     05/15/2007      1,027,500
    400,000   GRAHAM PACKAGING COMPANY INCORPORATED                                              8.50     10/15/2012        392,000
  1,000,000   NEENAH PAPER INCORPORATED                                                          7.38     11/15/2014        865,000
    415,000   TERPHANE HOLDING CORPORATION++                                                    12.50     06/15/2009        415,000
                                                                                                                          5,901,750
                                                                                                                       ------------
PERSONAL SERVICES - 1.84%
    220,000   CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY+++/-                                     7.59     11/15/2012        222,200
    190,000   CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY++                                        8.00     11/15/2013        190,950
  2,627,000   COINMACH CORPORATION                                                               9.00     02/01/2010      2,755,066
    175,000   SERVICE CORPORATION INTERNATIONAL                                                  7.70     04/15/2009        184,188
    350,000   SERVICE CORPORATION INTERNATIONAL                                                  6.75     04/01/2016        343,000
    655,000   SERVICE CORPORATION INTERNATIONAL++                                                7.00     06/15/2017        647,631
                                                                                                                          4,343,035
                                                                                                                       ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.32%
  1,050,000   CHESAPEAKE ENERGY CORPORATION++                                                    6.88     11/15/2020      1,034,250
    575,000   COLORADO INTERSTATE GAS++                                                          6.80     11/15/2015        583,342
    850,000   EL PASO CGP COMPANY                                                                6.50     05/15/2006        850,000
    640,000   TESORO CORPORATION++                                                               6.63     11/01/2015        644,800
                                                                                                                          3,112,392
                                                                                                                       ------------
PIPELINES, EXCEPT NATURAL GAS - 2.62%
    250,000   EL PASO CORPORATION                                                                7.63     08/16/2007        252,812
  2,125,000   EL PASO CORPORATION SERIES MTN<<                                                   7.75     01/15/2032      2,093,125
    220,000   HOLLY ENERGY PARTNERS LIMITED PARTNERSHIP                                          6.25     03/01/2015        213,400
    520,000   PACIFIC ENERGY++                                                                   6.25     09/15/2015        512,200
    450,000   TRANSMONTAIGNE INCORPORATED                                                        9.13     06/01/2010        438,750
    800,000   WILLIAMS COMPANIES INCORPORATED+++/-                                               5.89     10/01/2010        803,000
    800,000   WILLIAMS COMPANIES INCORPORATED++                                                  6.38     10/01/2010        792,000
    950,000   WILLIAMS COMPANIES INCORPORATED                                                    8.75     03/15/2032      1,078,250
                                                                                                                          6,183,537
                                                                                                                       ------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
PRIMARY METAL INDUSTRIES - 0.17%
$   400,000   METALS USA++                                                                      11.13%    12/01/2015   $    409,000
                                                                                                                       ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.11%
    350,000   CADMUS COMMUNICATIONS CORPORATION                                                  8.38     06/15/2014        358,750
    911,000   DEX MEDIA WEST LLC/DEX MEDIA FINANCE COMPANY SERIES B                              9.88     08/15/2013      1,007,794
  2,225,000   HOUGHTON MIFFLIN COMPANY<<                                                         9.88     02/01/2013      2,364,062
    725,000   HOUGHTON MIFFLIN COMPANY<<^                                                       10.44     10/15/2013        555,531
    650,000   MEDIANEWS GROUP INCORPORATED                                                       6.88     10/01/2013        633,750
    198,592   MERRILL CORPORATION SERIES A+/-                                                   12.00     05/01/2009        206,536
    959,024   MERRILL CORPORATION SERIES B+/-                                                   12.00     05/01/2009      1,000,022
    525,000   PRIMEDIA INCORPORATED                                                              8.88     05/15/2011        502,688
    825,000   PRIMEDIA INCORPORATED                                                              8.00     05/15/2013        728,062
                                                                                                                          7,357,195
                                                                                                                       ------------
REAL ESTATE - 2.08%
  1,315,000   FELCOR SUITES LIMITED PARTNERSHIP<<                                                7.63     10/01/2007      1,351,163
    400,000   HOST MARRIOTT LIMITED PARTNERSHIP                                                  7.13     11/01/2013        415,000
  1,615,000   HOST MARRIOTT LIMITED PARTNERSHIP SERIES I                                         9.50     01/15/2007      1,683,637
    405,000   HOST MARRIOTT LIMITED PARTNERSHIP SERIES M<<                                       7.00     08/15/2012        417,656
  1,070,000   THORNBURG MORTGAGE INCORPORATED                                                    8.00     05/15/2013      1,051,275
                                                                                                                          4,918,731
                                                                                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.28%
    667,500   DOW JONES CDX HY SERIES 5-T1++                                                     8.75     12/29/2010        664,997
                                                                                                                       ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.33%
    475,000   CROWN AMERICAS INCORPORATED++                                                      7.75     11/15/2015        484,500
    700,000   CROWN CORK & SEAL<<                                                                8.00     04/15/2023        666,750
  1,925,000   OWENS-BROCKWAY GLASS                                                               8.25     05/15/2013      1,987,562
                                                                                                                          3,138,812
                                                                                                                       ------------
TEXTILE MILL PRODUCTS - 0.33%
    725,000   INVISTA++                                                                          9.25     05/01/2012        783,000
                                                                                                                       ------------
TOBACCO PRODUCTS - 0.53%
    900,000   RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED++                                        6.50     07/15/2010        886,500
    350,000   RJ REYNOLDS TOBACCO HOLDINGS INCORPORATED<<                                        7.25     06/01/2012        353,938
                                                                                                                          1,240,438
                                                                                                                       ------------
TRANSPORTATION EQUIPMENT - 3.79%
    140,000   ARVINMERITOR INCORPORATED                                                          8.75     03/01/2012        130,900
    660,000   FEDERAL-MOGUL CORPORATION^^                                                        8.80     04/15/2007        221,925
    735,000   FEDERAL-MOGUL CORPORATION^^                                                        7.50     01/15/2009        247,144
  3,050,000   FORD MOTOR COMPANY<<                                                               7.45     07/16/2031      2,150,250
    755,000   GENERAL MOTORS ACCEPTANCE CORPORATION                                              6.13     09/15/2006        728,351
  2,710,000   GENERAL MOTORS ACCEPTANCE CORPORATION<<                                            8.00     11/01/2031      2,657,507
    800,000   GENERAL MOTORS CORPORATION                                                         8.38     07/15/2033        540,000
    835,000   GREENBRIER COMPANIES INCORPORATED                                                  8.38     05/15/2015        846,481
    135,000   LEAR CORPORATION                                                                   8.11     05/15/2009        127,347
    205,000   LEAR CORPORATION SERIES B<<                                                        5.75     08/01/2014        170,497

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
$   900,000   PEP BOYS-MANNY MOE & JACK<<                                                        7.50%    12/15/2014   $    828,000
    293,000   TRW AUTOMOTIVE INCORPORATED                                                        9.38     02/15/2013        315,707
                                                                                                                          8,964,109
                                                                                                                       ------------
TRANSPORTATION SERVICES - 0.25%
    560,000   NEFF RENTAL/NEFF FINANCE++                                                        11.25     06/15/2012        586,600
                                                                                                                       ------------
WATER TRANSPORTATION - 0.21%
    500,000   OMI CORPORATION                                                                    7.63     12/01/2013        505,000
                                                                                                                       ------------
WHOLESALE TRADE-DURABLE GOODS - 0.13%
    295,000   OWENS & MINOR INCORPORATED                                                         8.50     07/15/2011        311,225
                                                                                                                       ------------
TOTAL CORPORATE BONDS & NOTES (COST $198,385,538)                                                                       197,538,927
                                                                                                                       ------------
FOREIGN CORPORATE BONDS - 0.36%
    832,000   CROWN CORK & SEAL FINANCE PLC<<                                                    7.00     12/15/2006        842,400

TOTAL FOREIGN CORPORATE BONDS (COST $822,185)                                                                               842,400
                                                                                                                       ------------
FOREIGN GOVERNMENT BONDS - 2.24%
  1,100,000   AVAGO TECHNOLOGIES FINANCE++                                                      10.13     12/01/2013      1,122,000
    330,000   AVAGO TECHNOLOGIES FINANCE++                                                      11.88     12/01/2015        334,950
  1,050,000   BOMBARDIER RECREATIONAL PRODUCTS INCORPORATED<<                                    8.38     12/15/2013      1,042,125
    660,000   CITISTEEL USA INCORPORATED+++/-                                                   11.54     09/01/2010        640,200
    290,000   DOMTAR INCORPORATED                                                                7.13     08/15/2015        256,650
  1,355,000   INTELSAT LIMITED                                                                   5.25     11/01/2008      1,229,663
    515,000   NOVA CHEMICALS CORPORATION+/-++                                                    7.56     11/15/2013        525,300
    140,000   ROGERS WIRELESS INCORPORATED                                                       7.25     12/15/2012        147,175

TOTAL FOREIGN GOVERNMENT BONDS (COST $5,408,261)                                                                          5,298,063
                                                                                                                       ------------
TERM LOANS - 10.47%
    825,000   ARROW GROUP INDUSTRIES INCORPORATED TERM LOAN A+++/-                               9.02     04/01/2010        825,000
    180,000   BLB-WEMBLEY 2ND LIEN TERM LOAN+/-++                                                7.83     08/11/2012        182,101
  1,760,574   CHARTER COMMUNICATIONS OPERATING LLC TERM LOAN B+++/-                              7.50     04/07/2011      1,761,260
    250,000   CHENIERE ENERGY TERM LOAN+++/-                                                     6.95     08/30/2012        251,563
    547,250   COLLINS & AIKMAN TRANCHE B-1 TERM LOAN+++/-                                       10.11     08/31/2011        527,412
    375,250   CONSOLIDATED CONTAINER TERM LOAN+++/-                                              6.69     12/15/2008        379,002
    383,591   COVANTA ENERGY 1ST LIEN TERM LOAN+++/-                                             6.40     06/10/2012        388,386
    475,447   COVANTA ENERGY 1ST LIEN TERM LOAN+++/-                                             6.40     06/11/2012        481,390
    450,000   COVANTA ENERGY 2ND LIEN TERM LOAN+++/-                                             9.58     06/10/2013        451,125
  1,526,175   DELPHI CORPORATION TERM LOAN+++/-                                                 10.30     06/14/2011      1,576,493
  1,500,000   DENNY'S CORPORATION 2ND LIEN TERM LOAN+++/-                                        9.13     08/26/2010      1,536,570
  1,500,000   GLOBAL EXCHANGE SERVICES CORPORATION (GXS) 1ST LIEN TERM LOAN+++/-                 9.08     07/29/2011      1,477,500
    765,000   GOODYEAR TIRE AND RUBBER 2ND LIEN TERM LOAN+++/-                                   7.06     04/30/2010        768,190
    875,000   HEALTHSOUTH CORPORATION SENIOR UNSECURED TERM LOAN+++/-                            9.14     06/15/2010        875,000
    175,000   HELM CORPORATION 2ND LIEN TERM LOAN+++/-                                          10.25     07/08/2012        177,188
  1,220,000   KEY ENERGY SERVICES TERM LOAN+++/-                                                 7.02     06/30/2012      1,236,019
    540,351   LEVI STRAUSS & COMPANY BANK DEBT+++/-                                             11.18     09/29/2009        560,036
    350,000   MADISON RIVER TERM LOAN+++/-                                                       6.59     07/25/2012        354,596
    850,000   PENHALL INTERNATIONAL CORPORATION SECOND LIEN TERM LOAN+++/-                      10.84     11/01/2010        843,625

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
TERM LOANS (CONTINUED)
$ 1,850,000   PIEDMONT HAWTHORNE 2ND LIEN TERM LOAN+++/-                                         9.32%    08/27/2011   $  1,863,875
    380,000   PIVOTAL PROMOMTORY 1ST LIEN TERM LOAN+++/-                                         6.97     08/31/2010        380,000
    770,000   QUALITY HOME BRANDS 2ND LIEN TERM LOAN+++/-                                       11.53     11/04/2012        775,775
    545,875   REGENCY GAS SERVICES 1ST LIEN TERM LOAN+++/-                                       6.78     06/01/2010        548,604
    550,000   REGENCY GAS SERVICES 2ND LIEN TERM LOAN+++/-                                      10.09     12/01/2010        550,000
    660,000   SPANISH BROADCASTING SYSTEM INCORPORATED 2ND LIEN TERM LOAN B+++/-                 7.51     06/02/2013        668,798
  1,326,675   SUNGARD DATA SYSTEMS TERM LOAN B+++/-                                              6.81     02/11/2013      1,335,272
    187,742   TARGA RESOURCES SYNTHETIC TERM LOAN+++/-                                           4.06     10/31/2012        188,915
    782,258   TARGA RESOURCES TERM LOAN+++/-                                                     6.34     10/31/2012        785,520
  1,640,000   TOWER AUTOMOTIVE DIP TERM LOAN+++/-                                                7.25     02/25/2007      1,656,400
  1,329,750   WASTE SERVICES INCORPORATED TRANCHE B+++/-                                         8.18     04/30/2011      1,339,723

TOTAL TERM LOANS (COST $24,558,682)                                                                                      24,745,338
                                                                                                                       ------------
SHARES

PREFERRED STOCKS - 0.50%
    30,000    FIRST REPUBLIC BANK PREFERRED CAPITAL CORPORATION II(Y)                                                       736,875
         1    PAXSON COMMUNICATIONS CORPORATION(Y)                                                                            1,704
       640    PORT TOWNSEND PAPER CORPORATION SERIES UNIT(Y)                                                                432,000

TOTAL PREFERRED STOCKS (COST $1,370,943)                                                                                  1,170,579
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LENDING - 19.05%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.86%
  1,500,000   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      1,500,000
    538,863   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               538,863
                                                                                                                          2,038,863
                                                                                                                       ------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 18.19%
$ 1,000,000   AQUIFER FUNDING LIMITED                                                            4.03     12/06/2005        999,440
  1,000,000   ATOMIUM FUNDING CORPORATION                                                        4.09     12/14/2005        998,530
  6,500,000   BANC OF AMERICA SECURITIES REPURCHASE AGREEMENT
              (MATURITY VALUE $6,500,742)                                                        4.11     12/01/2005      6,500,000
  7,000,000   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
              (MATURITY VALUE $7,000,799)                                                        4.11     12/01/2005      7,000,000
  1,000,000   BUCKINGHAM CDO LLC                                                                 4.04     12/02/2005        999,890
  1,500,000   CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B)                                       4.07     12/07/2005      1,500,000
  1,000,000   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                                   4.05     12/06/2005        999,440
  1,000,000   CREDIT SUISSE BANK                                                                 4.11     05/04/2006        996,590
  1,000,000   EUREKA SECURITIZATION INCORPORATED                                                 3.94     12/07/2005        999,330
  1,000,000   ING USA ANNUITY & LIFE INSURANCE                                                   4.22     06/06/2006      1,000,000
  1,000,000   KLIO FUNDING CORPORATION                                                           4.13     12/19/2005        997,940
  1,000,000   KLIO II FUNDING CORPORATION                                                        4.02     12/01/2005      1,000,000
  1,000,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                                              4.11     03/16/2006      1,000,000
  1,000,000   LIBERTY LIGHT US CAPITAL                                                           4.04     05/26/2006      1,000,140
  1,000,000   LIQUID FUNDING LIMITED                                                             4.06     12/19/2005      1,000,000
  1,000,000   LIQUID FUNDING LIMITED                                                             4.07     03/03/2006      1,000,000
  1,000,000   MORGAN STANLEY                                                                     4.14     01/13/2006      1,000,000

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$10,000,000   MORGAN STANLEY REPURCHASE AGREEMENT
              (MATURITY VALUE $10,001,117)                                                       4.02%    12/01/2005   $ 10,000,000
  1,000,000   NATEXIS BANQUE POPULAIRES                                                          4.06     02/01/2006      1,000,000
  1,000,000   PREMIUM ASSET TRUST SERIES 2001-2                                                  4.35     03/28/2006      1,000,850
  2,000,000   WHITE PINE FINANCE LLC SERIES MTN                                                  4.04     06/12/2006      2,000,320
                                                                                                                         42,992,470
                                                                                                                       ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $45,031,333)                                                               45,031,333
                                                                                                                       ------------
REPURCHASE AGREEMENTS - 1.78%
  4,201,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $4,201,452)                                             3.87     12/01/2005      4,201,000

TOTAL REPURCHASE AGREEMENTS (COST $4,201,000)                                                                             4,201,000
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $279,777,942)*                               117.98%                                                             $278,827,640
OTHER ASSETS AND LIABILITIES, NET                  (17.98)                                                              (42,486,325)
                                                   ------                                                              ------------
TOTAL NET ASSETS                                   100.00%                                                             $236,341,315
                                                   ======                                                              ============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

+/-   VARIABLE RATE INVESTMENTS.

(I)   ILLIQUID SECURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(Y) PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
AGENCY NOTES - INTEREST BEARING - 0.58%
$   390,000   FHLB                                                                               4.13%    10/19/2007   $    385,933

TOTAL AGENCY NOTES - INTEREST BEARING (COST $389,891)                                                                       385,933
                                                                                                                       ------------
AGENCY SECURITIES - 7.26%

FEDERAL FARM CREDIT BANK - 0.93%
    631,000   FEDERAL FARM CREDIT BANK                                                           4.13     07/17/2009        617,918
                                                                                                                       ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.02%
    233,356   FHLMC #A32982                                                                      6.00     08/01/2035        235,164
    432,989   FHLMC #A36632                                                                      6.00     08/01/2035        436,344
      3,294   FHLMC #C00922                                                                      8.00     02/01/2030          3,511
                                                                                                                            675,019
                                                                                                                       ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.30%
  1,061,694   FNMA #357844                                                                       6.00     07/01/2035      1,068,261
  1,593,196   FNMA #735790                                                                       4.50     12/01/2019      1,543,246
    582,455   FNMA #824472                                                                       5.50     05/01/2020        585,212
    312,139   FNMA #828407                                                                       5.50     07/01/2020        313,616
                                                                                                                          3,510,335
                                                                                                                       ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.01%
      5,500   GNMA #516121                                                                       7.50     12/15/2029          5,811
                                                                                                                       ------------

TOTAL AGENCY SECURITIES (COST $4,874,686)                                                                                 4,809,083
                                                                                                                       ------------
ASSET-BACKED SECURITIES - 9.51%
    705,000   BANC OF AMERICA SECURITIES AUTO TRUST SERIES 2005-WF1 CLASS A2                     3.89     06/18/2008        701,514
    421,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2005-1 CLASS A3+/-                     4.18     04/15/2008        421,187
    927,000   CAPITAL ONE MASTER TRUST SERIES 2001-5 CLASS A                                     5.30     06/15/2009        930,161
    285,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-C1 CLASS C1                        5.50     03/24/2017        284,683
    785,991   FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A2                                3.08     07/15/2007        783,304
    908,772   GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                                  4.31     08/25/2035        908,612
    165,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3                              2.97     05/15/2009        161,802
    530,000   JP MORGAN MORTGAGE TRUST++                                                         5.72     12/25/2020        529,587
    615,000   ONYX ACCEPTANCE AUTO TRUST SERIES 2004-A CLASS A4                                  2.94     12/15/2010        601,405
    620,000   ONYX ACCEPTANCE OWNER TRUST SERIES 2003-C CLASS A4                                 2.66     05/17/2010        610,665
    366,522   WHOLE AUTO LOAN TRUST++                                                            5.60     03/15/2011        365,474

TOTAL ASSET-BACKED SECURITIES (COST $6,335,865)                                                                           6,298,394
                                                                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.06%
  6,788,331   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-4 CLASS
              XP(C)+/-                                                                           0.89     07/10/2042        195,393
    497,413   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2005-H CLASS 2A3+/-                     4.83     09/25/2035        493,037
    605,000   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-                     5.26     12/25/2035        603,155
  3,476,342   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 1998-C2 CLASS
              AX(C)+/-                                                                           1.11     11/11/2030         86,170
  1,134,419   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2005-6 CLASS 7A1            6.00     07/25/2035      1,134,860
    579,768   FANNIE MAE SERIES 2003-W8 CLASS 4A+/-                                              4.57     11/25/2042        588,598
    315,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4 CLASS A2              7.39     12/15/2031        338,752
    310,665   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1 CLASS A3           6.87     07/15/2029        317,912

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   850,269   JP MORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                               5.37%    08/25/2035   $    848,866
  3,318,848   MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1 CLASS X++(C)+/-            1.60     05/28/2040        189,838
  2,895,423   MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X++(C)+/-                           1.46     10/28/2033        110,315
    399,406   RESIDENTIAL ACCREDITED LOANS INCORPORATED SERIES 2005-QA2 CLASS A1I+/-             4.96     02/25/2035        397,730
    412,548   SACO I TRUST SERIES 2005-2 CLASS A+++/-                                            4.39     04/25/2035        412,337
    263,389   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2000-C2 CLASS A2                   7.46     07/18/2033        282,659

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $6,118,442)                                                               5,999,622
                                                                                                                       ------------
CORPORATE BONDS & NOTES - 47.28%

AMUSEMENT & RECREATION SERVICES - 0.50%
    100,000   PINNACLE ENTERTAINMENT                                                             8.25     03/15/2012        102,000
    150,000   TOWN SPORTS INTERNATIONAL INCORPORATED^                                           12.02     02/01/2014         99,750
    130,000   TUNICA-BILOXI GAMING AU++                                                          9.00     11/15/2015        130,000
                                                                                                                            331,750
                                                                                                                       ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.43%
    120,000   LEVI STRAUSS & COMPANY+/-                                                          8.80     04/01/2012        121,500
    175,000   RIDDELL BELL HOLDINGS INCORPORATED                                                 8.38     10/01/2012        163,625
                                                                                                                            285,125
                                                                                                                       ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.19%
    130,000   UNITED RENTALS NORTH AMERICA INCORPORATED                                          7.75     11/15/2013        125,125
                                                                                                                       ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.18%
    280,000   D.R. HORTON INCORPORATED                                                           5.63     09/15/2014        267,956
    120,000   K HOVNANIAN ENTERPRISES INCORPORATED                                               6.25     01/15/2015        109,490
    150,000   KB HOME                                                                            6.25     06/15/2015        142,788
    130,000   MDC HOLDINGS INCORPORATED                                                          5.50     05/15/2013        124,973
    145,000   PULTE HOMES INCORPORATED                                                           5.20     02/15/2015        135,406
                                                                                                                            780,613
                                                                                                                       ------------
BUSINESS SERVICES - 0.71%
    120,000   CCM MERGER INCORPORATED++                                                          8.00     08/01/2013        116,100
    180,000   RAINBOW NATIONAL SERVICES LLC++                                                   10.38     09/01/2014        196,200
     65,000   SUNGARD DATA SYSTEMS INCORPORATED++                                                9.13     08/15/2013         67,275
     90,000   SUNGARD DATA SYSTEMS INCORPORATED++                                               10.25     08/15/2015         90,900
                                                                                                                            470,475
                                                                                                                       ------------
CHEMICALS & ALLIED PRODUCTS - 1.65%
     80,000   EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORPORATION                                10.63     05/01/2011         88,200
    130,000   HUNTSMAN INTERNATIONAL LLC++                                                       7.38     01/01/2015        125,613
    145,000   IMC GLOBAL INCORPORATED                                                           10.88     08/01/2013        167,475
    175,000   NALCO COMPANY                                                                      7.75     11/15/2011        179,812
    125,000   OMNOVA SOLUTIONS INCORPORATED                                                     11.25     06/01/2010        131,875
    125,000   POLYONE CORPORATION                                                               10.63     05/15/2010        128,750
    135,000   RESOLUTION PERFORMANCE PRODUCTS INCORPORATED                                      13.50     11/15/2010        142,594
    125,000   TRONOX WORLDWIDE FINANCE++                                                         9.50     12/01/2012        128,750
                                                                                                                          1,093,069
                                                                                                                       ------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
COAL MINING - 0.43%
$   280,000   ARCH WESTERN FINANCE LLC                                                           6.75%    07/01/2013   $    282,800
                                                                                                                       ------------
COMMUNICATIONS - 5.83%
    150,000   AT&T CORPORATION                                                                   9.75     11/15/2031        184,500
    165,000   BRITISH TELECOMMUNICATIONS PLC                                                     8.38     12/15/2010        188,023
    400,000   CCO HOLDINGS LLC/CAPITAL CORPORATION+/-                                            8.00     12/15/2010        390,000
    170,000   CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION                        10.25     09/15/2010        169,150
    235,000   COMCAST CORPORATION                                                                5.45     11/15/2010        235,637
    265,000   COX COMMUNICATIONS INCORPORATED                                                    7.13     10/01/2012        281,888
    220,000   CSC HOLDINGS INCORPORATED SERIES B                                                 7.63     04/01/2011        218,900
    145,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                          8.75     06/15/2030        181,956
    210,000   DOBSON CELLULAR SYSTEMS                                                            9.88     11/01/2012        232,575
    100,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                    7.50     02/15/2014        101,000
    200,000   QWEST CORPORATION+++/-                                                             7.12     06/15/2013        215,500
    140,000   RURAL CELLULAR CORPORATION                                                         9.88     02/01/2010        146,475
    350,000   SPRINT CAPITAL CORPORATION                                                         6.90     05/01/2019        382,496
    345,000   TELECOM ITALIA CAPITAL SA                                                          5.25     11/15/2013        338,021
    165,000   VERIZON GLOBAL FUNDING CORPORATION                                                 7.75     12/01/2030        193,238
    300,000   VERIZON NEW ENGLAND INCORPORATED                                                   6.50     09/15/2011        307,110
     85,000   VODAFONE GROUP PLC                                                                 7.75     02/15/2010         93,246
                                                                                                                          3,859,715
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS - 2.56%
    365,000   BANK OF AMERICA CORPORATION                                                        7.80     09/15/2016        434,542
    225,000   CITIGROUP INCORPORATED                                                             5.00     09/15/2014        220,990
    135,000   HSBC HOLDINGS PLC                                                                  7.50     07/15/2009        145,793
    140,000   JP MORGAN CHASE & COMPANY                                                          5.25     05/30/2007        140,845
    220,000   JP MORGAN CHASE & COMPANY                                                          6.63     03/15/2012        236,289
    260,000   JP MORGAN CHASE & COMPANY                                                          5.13     09/15/2014        255,744
    275,000   WASHINGTON MUTUAL BANK FA                                                          5.13     01/15/2015        265,190
                                                                                                                          1,699,393
                                                                                                                       ------------
ELECTRIC DISTRIBUTION, TRANSMISSION - 0.25%
    135,000   MIRANT AMERICAS GENERATION INCORPORATED^^                                          8.30     05/01/2011        167,737
                                                                                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES - 5.68%
    150,000   ALLIED WASTE NORTH AMERICA SERIES B                                                8.88     04/01/2008        157,875
    125,000   ALLIED WASTE NORTH AMERICA SERIES B                                                7.38     04/15/2014        120,625
    155,000   AMEREN CORPORATION                                                                 4.26     05/15/2007        152,992
    135,000   AMERICAN ELECTRIC POWER SERIES C                                                   5.38     03/15/2010        135,905
    330,000   CAROLINA POWER & LIGHT COMPANY                                                     5.15     04/01/2015        325,227
    345,000   CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES J2                                  5.70     03/15/2013        353,882
    165,000   DOMINION RESOURCES INCORPORATED SERIES A+/-                                        3.66     11/15/2006        163,093
    155,000   DOMINION RESOURCES INCORPORATED SERIES E                                           6.75     12/15/2032        165,004
    400,000   EL PASO NATURAL GAS COMPANY SERIES A                                               7.63     08/01/2010        416,218
    375,000   FPL GROUP CAPITAL INCORPORATED                                                     4.09     02/16/2007        371,472
    100,000   IMCO RECYCLING ESCROW INCORPORATED                                                 9.00     11/15/2014        104,250
    205,000   MIDAMERICAN ENERGY HOLDINGS                                                        5.88     10/01/2012        210,501
    185,000   MIDWEST GENERATION LLC                                                             8.75     05/01/2034        203,962

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
$   100,000   NEVADA POWER COMPANY SERIES L                                                      5.88%    01/15/2015   $     98,519
    180,000   NORTHWESTERN CORPORATION                                                           5.88     11/01/2014        179,090
     32,000   NRG ENERGY INCORPORATED                                                            8.00     12/15/2013         35,120
    195,000   PPL ENERGY SUPPLY LLC SERIES A                                                     5.70     10/15/2015        192,844
     75,000   SIERRA PACIFIC RESOURCES                                                           8.63     03/15/2014         81,938
    290,000   SIERRA PACIFIC RESOURCES++                                                         6.75     08/15/2017        292,175
                                                                                                                          3,760,692
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.15%
    100,000   MAGNACHIP SEMICONDUCTOR+/-                                                         7.12     12/15/2011        101,000
                                                                                                                       ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.17%
    120,000   AK STEEL CORPORATION                                                               7.88     02/15/2009        114,600
                                                                                                                       ------------
FINANCIAL SERVICES - 0.94%
    130,000   E*TRADE FINANCIAL CORPORATION++                                                    8.00     06/15/2011        132,925
    505,000   NATIONWIDE BUILDING SOCIETY++                                                      2.63     01/30/2007        492,592
                                                                                                                            625,517
                                                                                                                       ------------
FOOD & KINDRED PRODUCTS - 0.16%
     85,000   CIA BRASILEIRA DE BEBIDAS                                                         10.50     12/15/2011        105,400
                                                                                                                       ------------
FOOD STORES - 0.14%
     95,000   DOANE PET CARE COMPANY++                                                          10.63     11/15/2015         96,544
                                                                                                                       ------------
GENERAL MERCHANDISE STORES - 1.03%
    250,000   JC PENNEY COMPANY INCORPORATED                                                     7.95     04/01/2017        285,227
    130,000   NEIMAN MARCUS GROUP INCORPORATED++                                                 9.00     10/15/2015        132,275
    260,000   NEIMAN MARCUS GROUP INCORPORATED++                                                10.38     10/15/2015        262,925
                                                                                                                            680,427
                                                                                                                       ------------
HEALTH SERVICES - 1.39%
    150,000   DAVITA INCORPORATED                                                                7.25     03/15/2015        153,187
    155,000   FRESENIUS MEDICAL CARE CAPITAL TRUST II                                            7.88     02/01/2008        163,137
    185,000   HCA INCORPORATED                                                                   5.75     03/15/2014        180,376
    135,000   SELECT MEDICAL CORPORATION(I)                                                      7.63     02/01/2015        128,250
    140,000   TENET HEALTHCARE CORPORATION++                                                     9.25     02/01/2015        137,200
    150,000   VANGUARD HEALTH HOLDINGS                                                           9.00     10/01/2014        158,250
                                                                                                                            920,400
                                                                                                                       ------------
HOLDING & OTHER INVESTMENT OFFICES - 5.32%
    545,000   CORE INVESTMENT GRADE TRUST                                                        4.66     11/30/2007        538,531
    105,000   ERP OPERATING LIMITED PARTNERSHIP                                                  5.25     09/15/2014        103,400
    175,000   SIMON PROPERTY GROUP LIMITED PARTNERSHIP                                           6.38     11/15/2007        179,057
  2,652,927   TARGET RETURN INDEX SECURITIES TRUST (TRAINS) SERIES HY-2005-1++                   7.65     06/15/2015      2,702,670
                                                                                                                          3,523,658
                                                                                                                       ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.61%
    205,000   HARRAHS OPERATING COMPANY INCORPORATED++                                           5.75     10/01/2017        197,327
    200,000   TURNING STONE CASINO RESORT ENTERPRISE++                                           9.13     12/15/2010        207,250
                                                                                                                            404,577
                                                                                                                       ------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
INSURANCE CARRIERS - 3.54%
$   210,000   AETNA INCORPORATED                                                                 7.88%    03/01/2011   $    235,016
    120,000   ASSURED GUARANTY US HOLDINGS INCORPORATED                                          7.00     06/01/2034        129,711
    470,000   GE GLOBAL INSURANCE                                                                7.75     06/15/2030        558,778
    135,000   METLIFE INCORPORATED                                                               5.38     12/15/2012        136,081
    355,000   ODYSSEY RE HOLDINGS                                                                7.65     11/01/2013        368,811
    180,000   OHIO CASUALTY CORPORATION                                                          7.30     06/15/2014        191,122
    305,000   PRINCIPAL LIFE INCORPORATED FUNDING                                                3.20     04/01/2009        289,768
    210,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                                       3.75     05/01/2008        204,467
    235,000   WELLPOINT INCORPORATED                                                             5.00     12/15/2014        228,676
                                                                                                                          2,342,430
                                                                                                                       ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
  GOODS - 0.41%
     65,000   ACCELLANT INCORPORATED++                                                          10.50     12/01/2013         65,650
    200,000   XEROX CAPITAL TRUST I                                                              8.00     02/01/2027        205,000
                                                                                                                            270,650
                                                                                                                       ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.43%
    140,000   JACUZZI BRANDS INCORPORATED                                                        9.63     07/01/2010        149,100
    130,000   SAMSONITE CORPORATION                                                              8.88     06/01/2011        132,925
                                                                                                                            282,025
                                                                                                                       ------------
MISCELLANEOUS RETAIL - 0.36%
    140,000   DENNY'S CORPORATION/DENNY'S HOLDINGS INCORPORATED                                 10.00     10/01/2012        140,700
     95,000   RITE AID CORPORATION                                                               8.13     05/01/2010         95,000
                                                                                                                            235,700
                                                                                                                       ------------
MOTION PICTURES - 0.19%
    120,000   AMC ENTERTAINMENT INCORPORATED SERIES B                                            8.63     08/15/2012        124,500
                                                                                                                       ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.88%
    220,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                                   2.75     06/15/2008        207,920
    145,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                                   4.00     03/15/2011        136,556
    200,000   COUNTRYWIDE HOME LOANS INCORPORATED                                                3.25     05/21/2008        191,721
    260,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                                    4.75     09/15/2014        253,696
    165,000   GENERAL MOTORS ACCEPTANCE CORPORATION                                              6.75     12/01/2014        149,699
    125,000   INTERNATIONAL LEASE FINANCE CORPORATION                                            5.00     04/15/2010        123,823
    185,000   RESIDENTIAL CAPITAL CORPORATION                                                    6.13     11/21/2008        184,668
                                                                                                                          1,248,083
                                                                                                                       ------------
OIL & GAS - 0.30%
    195,000   HILCORP ENERGY++                                                                   7.75     11/01/2015        197,437
                                                                                                                       ------------
OIL & GAS EXTRACTION - 2.17%
     95,000   CHAPARRAL ENERGY INCORPORATED++                                                    8.50     12/01/2015         96,425
    150,000   CHESAPEAKE ENERGY CORPORATION++                                                    6.50     08/15/2017        146,625
    235,000   CONOCOPHILLIPS                                                                     8.75     05/25/2010        271,141
    175,000   PARKER DRILLING COMPANY+/-                                                         8.62     09/01/2010        181,562
    265,000   PEMEX PROJECT FUNDING MASTER TRUST                                                 7.38     12/15/2014        292,295
    140,000   PRIDE INTERNATIONAL INCORPORATED                                                   7.38     07/15/2014        150,850

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
OIL & GAS EXTRACTION (CONTINUED)
$   165,000   VENOCO INCORPORATED                                                                8.75%    12/15/2011   $    165,000
    130,000   WHITING PETROLEUM CORPORATION++                                                    7.00     02/01/2014        130,975
                                                                                                                          1,434,873
                                                                                                                       ------------
PAPER & ALLIED PRODUCTS - 1.19%
    175,000   APPLETON PAPERS INCORPORATED                                                       8.13     06/15/2011        168,000
    100,000   BOISE CASCADE LLC+/-                                                               7.03     10/15/2012         97,000
    105,000   CARAUSTAR INDUSTRIES INCORPORATED                                                  9.88     04/01/2011        105,525
    275,000   GEORGIA-PACIFIC CORPORATION                                                        8.88     02/01/2010        309,375
    110,000   GRAHAM PACKAGING COMPANY INCORPORATED                                              9.88     10/15/2014        106,425
                                                                                                                            786,325
                                                                                                                       ------------
PERSONAL SERVICES - 0.39%
    265,000   SERVICE CORPORATION INTERNATIONAL++                                                7.00     06/15/2017        262,019
                                                                                                                       ------------
PIPELINES, EXCEPT NATURAL GAS - 0.20%
    135,000   TRANSMONTAIGNE INCORPORATED                                                        9.13     06/01/2010        131,625
                                                                                                                       ------------
PRIMARY METAL INDUSTRIES - 0.35%
    215,000   UNITED STATES STEEL CORPORATION                                                    9.75     05/15/2010        233,544
                                                                                                                       ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.63%
    200,000   DEX MEDIA INCORPORATED                                                             8.00     11/15/2013        204,000
    275,000   HOUGHTON MIFFLIN COMPANY^                                                         10.44     10/15/2013        210,719
                                                                                                                            414,719
                                                                                                                       ------------
RAILROAD TRANSPORTATION - 0.80%
    150,000   BURLINGTON NORTHERN SANTA FE CORPORATION                                           4.88     01/15/2015        146,490
    110,000   CANADIAN NATIONAL RAILWAY COMPANY                                                  6.38     10/15/2011        117,123
    190,000   UNION PACIFIC CORPORATION                                                          5.38     05/01/2014        191,052
     80,000   UNION PACIFIC CORPORATION                                                          4.88     01/15/2015         77,451
                                                                                                                            532,116
                                                                                                                       ------------
REAL ESTATE - 0.37%
    185,000   LIBERTY PROPERTY LIMITED PARTNERSHIP                                               5.13     03/02/2015        177,511
     65,000   SIMON PROPERTY GROUP LIMITED PARTNERSHIP                                           6.35     08/28/2012         68,380
                                                                                                                            245,891
                                                                                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.23%
    315,000   GOLDMAN SACHS CAPITAL INCORPORATED                                                 6.35     02/15/2034        321,348
    260,000   GOLDMAN SACHS GROUP INCORPORATED                                                   6.60     01/15/2012        277,989
    247,000   JEFFERIES GROUP INCORPORATED                                                       7.75     03/15/2012        273,591
    635,000   MORGAN STANLEY                                                                     4.75     04/01/2014        604,031
                                                                                                                          1,476,959
                                                                                                                       ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.30%
    190,000   BWAY CORPORATION                                                                  10.00     10/15/2010        197,600
                                                                                                                       ------------
TEXTILE MILL PRODUCTS - 0.63%
    220,000   INTERFACE INCORPORATED                                                             9.50     02/01/2014        218,900
    200,000   PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                                    8.88     09/15/2013        200,000
                                                                                                                            418,900
                                                                                                                       ------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
TRANSPORTATION EQUIPMENT - 1.59%
$   205,000   DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                                          4.03%    03/07/2007   $    204,770
    195,000   FORD MOTOR COMPANY                                                                 7.45     07/16/2031        137,475
    405,000   GENERAL MOTORS ACCEPTANCE CORPORATION                                              8.00     11/01/2031        397,155
    170,000   NAVISTAR INTERNATIONAL CORPORATION                                                 6.25     03/01/2012        153,000
    115,000   NORTHROP GRUMMAN CORPORATION                                                       4.08     11/16/2006        114,061
     44,000   RAYTHEON COMPANY                                                                   6.75     08/15/2007         45,151
                                                                                                                          1,051,612
                                                                                                                       ------------

TOTAL CORPORATE BONDS & NOTES (COST $31,785,912)                                                                         31,315,625
                                                                                                                       ------------
FOREIGN CORPORATE BONDS@ - 0.85%
    200,000   INTELSAT BERMUDA LIMITED++                                                         8.63     01/15/2015        200,500
    115,000   ISPAT INLAND ULC                                                                   9.75     04/01/2014        129,663
    140,000   NOVELIS INCORPORATED++                                                             7.25     02/15/2015        130,900
    100,000   ROGERS CABLE INCORPORATED                                                          6.75     03/15/2015        100,500

TOTAL FOREIGN CORPORATE BONDS (COST $589,796)                                                                               561,563
                                                                                                                       ------------
FOREIGN GOVERNMENT BONDS@ - 1.96%
    145,000   BSKYB FINANCE UK LIMITED++                                                         5.63     10/15/2015        143,875
    220,000   CODELCO INCORPORATED++                                                             5.63     09/21/2035        212,075
    130,000   GRUPO TELEVISA SA                                                                  6.63     03/18/2025        128,936
    310,000   MALAYSIA GOVERNMENT INTERNATIONAL BOND                                             8.75     06/01/2009        346,942
    335,000   REPUBLIC OF SOUTH AFRICA                                                           6.50     06/02/2014        361,381
    100,000   UNITED MEXICAN STATES                                                              6.63     03/03/2015        108,000

TOTAL FOREIGN GOVERNMENT BONDS (COST $1,258,110)                                                                          1,301,209
                                                                                                                       ------------
US TREASURY SECURITIES - 17.68%

US TREASURY BONDS - 4.72%
  1,076,000   US TREASURY BOND                                                                   6.25     08/15/2023      1,259,046
    250,000   US TREASURY BOND                                                                   6.00     02/15/2026        288,173
  1,152,000   US TREASURY BOND                                                                   6.25     05/15/2030      1,395,405
    165,000   US TREASURY BOND                                                                   5.38     02/15/2031        181,294
                                                                                                                          3,123,918
                                                                                                                       ------------
US TREASURY NOTES - 12.96%
  1,655,000   US TREASURY NOTE                                                                   6.88     05/15/2006      1,673,812
  3,435,000   US TREASURY NOTE                                                                   4.13     08/15/2008      3,412,188
  2,755,000   US TREASURY NOTE                                                                   3.63     06/15/2010      2,664,385
     75,000   US TREASURY NOTE                                                                   4.13     08/15/2010         74,016
    770,000   US TREASURY NOTE                                                                   4.25     10/15/2010        763,564
                                                                                                                          8,587,965
                                                                                                                       ------------

TOTAL US TREASURY SECURITIES (COST $11,946,027)                                                                          11,711,883
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
SHORT-TERM INVESTMENTS - 5.25%

MUTUAL FUNDS - 5.25%
  3,476,390   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                              $  3,476,390
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,476,390)                                                                            3,476,390
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $66,775,119)*                           99.43%                                                                   $ 65,859,702

OTHER ASSETS AND LIABILITIES, NET              0.57                                                                         380,011
                                             ------                                                                    ------------

TOTAL NET ASSETS                             100.00%                                                                   $ 66,239,713
                                             ======                                                                    ============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

(I)   ILLIQUID SECURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,476,390.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                               VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 101.13%

       N/A    WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                $ 128,795,231

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $132,961,477)                                                   128,795,231
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $132,961,477)*                    101.13%                                                                       $ 128,795,231

OTHER ASSETS AND LIABILITIES, NET        (1.13)                                                                          (1,442,534)
                                        ------                                                                        -------------

TOTAL NET ASSETS                        100.00%                                                                       $ 127,352,697
                                        ======                                                                        =============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
AGENCY NOTES - INTEREST BEARING - 4.42%
$25,000,000    FHLMC<<                                                                           4.25%    04/05/2007   $ 24,857,975

TOTAL AGENCY NOTES - INTEREST BEARING (COST $24,927,545)                                                                 24,857,975
                                                                                                                       ------------
ASSET-BACKED SECURITIES - 0.42%
  2,343,522    CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-NC1 CLASS A1A+/-                       4.32     01/25/2035      2,343,829

TOTAL ASSET-BACKED SECURITIES (COST $2,343,305)                                                                           2,343,829
                                                                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.45%
  5,700,000    DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B                     7.30     06/10/2032      6,095,096
  4,750,000    FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4 CLASS A2             7.39     12/15/2031      5,108,159
 12,276,220    FNMA SERIES 2005-77 CLASS BX<<                                                    4.50     07/25/2028     12,128,720
  4,349,309    GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1 CLASS A3          6.87     07/15/2029      4,450,764
 14,175,000    MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                                 5.17     01/14/2042     14,053,926

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $43,662,722)                                                             41,836,665
                                                                                                                       ------------
AGENCY SECURITIES - 67.60%

FEDERAL HOME LOAN BANK - 2.65%
  7,495,000    FHLB<<                                                                            4.13     04/18/2008      7,397,797
  7,500,000    FHLB SERIES 2807<<                                                                4.88     02/15/2007      7,513,965
                                                                                                                         14,911,762
                                                                                                                       ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 21.38%
 10,000,000    FHLMC<<                                                                           4.13     04/02/2007      9,927,790
 21,000,000    FHLMC<<                                                                           4.00     09/22/2009     20,328,672
  5,467,744    FHLMC #B13066                                                                     4.00     03/01/2014      5,237,150
  1,762,660    FHLMC #B13579                                                                     5.00     04/01/2019      1,738,097
  1,477,701    FHLMC #B13580                                                                     5.00     04/01/2019      1,457,109
  3,248,438    FHLMC #B15194<<                                                                   5.00     06/01/2019      3,203,170
  3,934,416    FHLMC #B16884                                                                     5.00     10/01/2019      3,879,589
  9,095,094    FHLMC #B17855<<                                                                   5.00     02/01/2020      8,963,235
  1,347,459    FHLMC #C01345                                                                     7.00     04/01/2032      1,403,943
    163,914    FHLMC #C31808                                                                     7.50     10/01/2029        172,457
  1,537,285    FHLMC #C59553                                                                     7.50     11/01/2031      1,616,159
  2,044,179    FHLMC #C65576                                                                     7.50     04/01/2032      2,148,905
  4,505,226    FHLMC #E96459                                                                     5.00     05/01/2018      4,446,911
    127,895    FHLMC #G00683                                                                     8.50     12/01/2025        138,767
 24,852,459    FHLMC #G08083                                                                     4.50     08/01/2035     23,205,180
 11,254,000    FHLMC SERIES 2861 CLASS QC                                                        5.50     01/15/2029     11,277,737
 13,527,000    FHLMC SERIES 2861 CLASS QD                                                        5.50     12/15/2031     13,485,280
  7,519,000    FHLMC SERIES 2867 CLASS LE                                                        5.50     02/15/2030      7,443,991
                                                                                                                        120,074,142
                                                                                                                       ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 43.57%
  8,000,000    FNMA<<                                                                            3.13     12/15/2007      7,757,264
  3,055,000    FNMA<<                                                                            3.25     01/15/2008      2,965,959
  5,600,000    FNMA<<                                                                            5.75     02/15/2008      5,722,259
 15,000,000    FNMA<<                                                                            6.00     05/15/2011     15,829,845
 10,000,000    FNMA                                                                              5.38     11/15/2011     10,269,160
 30,000,000    FNMA%%                                                                            5.00     01/01/2021     29,521,860

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   173,252    FNMA #253266                                                                      8.00%    05/01/2030   $    184,758
    925,083    FNMA #253951                                                                      7.50     09/01/2031        971,356
    929,332    FNMA #254218                                                                      7.00     02/01/2032        970,827
    399,308    FNMA #254223                                                                      7.50     02/01/2032        419,281
  2,717,629    FNMA #254480                                                                      7.00     10/01/2032      2,838,079
  3,730,024    FNMA #313689                                                                      7.00     08/01/2007      3,817,810
 14,038,135    FNMA #313864<<                                                                    6.69     12/01/2007     14,326,083
 10,432,165    FNMA #357464<<                                                                    4.50     12/01/2018     10,117,789
  5,853,711    FNMA #386737                                                                      5.01     12/01/2013      5,823,783
  7,334,088    FNMA #387402<<                                                                    5.03     05/01/2015      7,289,650
  7,601,000    FNMA #387405<<                                                                    5.09     05/01/2015      7,582,833
 13,561,879    FNMA #387608                                                                      4.80     09/01/2015     13,250,380
    216,040    FNMA #417768                                                                      6.50     03/01/2028        222,116
 17,699,519    FNMA #555710<<                                                                    4.50     08/01/2018     17,166,140
    454,451    FNMA #70765                                                                       9.00     03/01/2021        494,486
  9,671,486    FNMA #735964+/-                                                                   4.87     10/01/2035      9,642,939
  4,915,223    FNMA #832231                                                                      3.50     06/01/2020      4,526,492
 17,480,000    FNMA GRANTOR TRUST SERIES 2001-T11 CLASS B                                        5.50     09/25/2011     18,001,021
 15,275,044    FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B                                        5.34     04/25/2012     15,601,269
 15,000,000    FNMA GRANTOR TRUST SERIES 2003-T1 CLASS B                                         4.49     11/25/2012     14,611,504
 25,000,000    FNMA SERIES 2005-12 CLASS EA                                                      4.50     09/25/2014     24,843,647
                                                                                                                        244,768,590
                                                                                                                       ------------

TOTAL AGENCY SECURITIES (COST $386,306,558)                                                                             379,754,494
                                                                                                                       ------------
US TREASURY SECURITIES - 23.59%

US TREASURY BILL - 0.06%
    220,000    US TREASURY BILL^                                                                 3.04     12/08/2005        219,862
    100,000    US TREASURY BILL^                                                                 3.15     12/08/2005         99,937
                                                                                                                            319,799
                                                                                                                       ------------
US TREASURY BONDS - 1.03%
  5,000,000    US TREASURY BOND<<                                                                6.00     02/15/2026      5,763,475
                                                                                                                       ------------
US TREASURY NOTES - 22.50%
  5,250,000    US TREASURY NOTE<<                                                                6.50     10/15/2006      5,340,647
 54,600,000    US TREASURY NOTE<<                                                                3.00     11/15/2007     53,179,526
 31,000,000    US TREASURY NOTE<<                                                                3.38     02/15/2008     30,326,711
 22,800,000    US TREASURY NOTE<<                                                                3.63     01/15/2010     22,108,886
 10,000,000    US TREASURY NOTE                                                                  4.50     11/15/2010     10,032,420
  5,650,000    US TREASURY NOTE<<                                                                4.00     02/15/2015      5,423,339
                                                                                                                        126,411,529
                                                                                                                       ------------

TOTAL US TREASURY SECURITIES (COST $134,277,704)                                                                        132,494,803
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LENDING - 47.17%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.56%
  8,781,494    SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     8,781,494
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 45.61%
$10,000,000    ABBEY NATIONAL TREASURY SERVICES PLC                                              4.07%    12/13/2005   $  9,986,400
  8,000,000    ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                     4.06     12/12/2005      7,990,080
  5,000,000    AMSTEL FUNDING CORPORATION                                                        4.44     03/28/2006      4,929,500
 10,000,000    AQUIFER FUNDING LIMITED                                                           4.05     12/07/2005      9,993,300
  6,000,000    ATLANTIC ASSET SECURITIZATION CORPORATION                                         4.07     12/06/2005      5,996,640
  5,369,000    ATLANTIC ASSET SECURITIZATION CORPORATION                                         4.08     12/13/2005      5,361,698
  2,602,000    ATOMIUM FUNDING CORPORATION                                                       4.05     12/01/2005      2,602,000
  2,000,000    BANCO BILBAO VIZCAYA ARGENTARIA                                                   4.00     12/06/2005      1,998,880
  3,000,000    BANK ONE CORPORATION                                                              4.45     08/11/2006      3,002,910
 25,000,000    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
               (MATURITY VALUE $25,002,854)                                                      4.11     12/01/2005     25,000,000
  4,000,000    BHP BILLITON FINANCE (USA) BV                                                     4.03     12/05/2005      3,998,200
  5,000,000    BUCKINGHAM CDO LLC                                                                4.05     12/02/2005      4,999,450
  2,000,000    BUCKINGHAM CDO LLC                                                                4.03     12/05/2005      1,999,100
  3,000,000    BUCKINGHAM CDO LLC                                                                4.05     12/06/2005      2,998,320
  3,000,000    BUCKINGHAM CDO LLC                                                                4.05     12/09/2005      2,997,300
 10,000,000    CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                                  4.09     12/12/2005      9,987,600
  5,000,000    CREDIT SUISSE BANK                                                                4.11     05/04/2006      4,982,950
  2,000,000    CULLINAN FINANCE CORPORATION                                                      3.94     12/08/2005      1,998,440
  2,000,000    CULLINAN FINANCE CORPORATION                                                      3.95     12/13/2005      1,997,280
  2,000,000    CULLINAN FINANCE CORPORATION                                                      3.92     12/16/2005      1,996,600
  2,600,000    GENERAL ELECTRIC CAPITAL                                                          4.05     12/08/2005      2,597,972
  1,500,000    GENERAL ELECTRIC CAPITAL                                                          4.10     12/27/2005      1,495,500
  3,000,000    GENERAL ELECTRIC CAPITAL                                                          4.46     02/03/2006      3,000,720
  5,000,000    GENERAL ELECTRIC CAPITAL                                                          4.01     09/18/2006      5,006,200
 11,000,000    GEORGE STREET FINANCE LLC                                                         4.06     12/09/2005     10,990,100
 10,000,000    GOLDMAN REPURCHASE AGREEMENT
               (MATURITY VALUE $10,001,125)                                                      4.05     12/01/2005     10,000,000
  3,000,000    HARRIER FINANCE FUNDING LLC                                                       3.96     12/19/2005      2,993,820
  5,000,000    ING USA ANNUITY & LIFE INSURANCE                                                  4.22     06/06/2006      5,000,000
 10,000,000    LEXINGTON PARKER CAPITAL CORPORATION                                              4.06     12/01/2005     10,000,000
  5,000,000    LIQUID FUNDING LIMITED                                                            4.07     12/02/2005      4,999,450
  8,000,000    LIQUID FUNDING LIMITED                                                            4.08     12/05/2005      7,996,400
  1,000,000    MERRILL LYNCH & COMPANY                                                           4.43     04/18/2006      1,000,740
  7,500,000    MORGAN STANLEY                                                                    4.14     01/13/2006      7,500,000
  2,000,000    MORGAN STANLEY                                                                    4.14     02/03/2006      2,000,000
  2,544,000    MORGAN STANLEY                                                                    4.15     08/13/2010      2,544,254
 10,247,000    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                           3.88     12/16/2005     10,229,580
  6,361,000    RACERS TRUST 2004                                                                 4.17     05/20/2005      6,361,414
  9,557,000    RANGER FUNDING CORPORATION                                                        4.08     12/13/2005      9,544,003
  3,165,000    ROYAL BANK OF SCOTLAND PLC                                                        4.40     11/24/2006      3,166,962
  2,000,000    SLM CORPORATION                                                                   4.37     04/25/2006      2,001,320
  2,600,000    SOCIETE GENERALE NORTH AMERICA                                                    4.05     12/02/2005      2,599,714
  3,000,000    SOLITAIRE FUNDING LLC                                                             3.94     12/13/2005      2,995,920
  5,000,000    THAMES ASSET GLOBAL SECURITIES 1 INCORPORATED                                     4.06     12/07/2005      4,996,650
 13,000,000    TRANSAMERICA OCCIDENTAL LIFE INSURANCE                                            4.26     07/11/2006     13,000,000
  3,180,000    TRAVELLERS INSURANCE COMPANY                                                      4.20     02/10/2006      3,179,936

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                             INTEREST RATE  MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,200,000    UBS FINANCE (DELAWARE) LLC                                                        4.08%    12/13/2005   $  1,198,368
  5,000,000    UNICREDITO ITALIANO NY                                                            3.96     06/30/2006      4,974,100
                                                                                                                        256,189,771
                                                                                                                       ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $264,971,265)                                                             264,971,265
                                                                                                                       ------------
SHORT-TERM INVESTMENTS - 4.78%

REPURCHASE AGREEMENTS - 4.78%
 26,866,000    GREENWICH CAPITAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $26,869,037)                                           4.07     12/01/2005     26,866,000
                                                                                                                       ------------

TOTAL SHORT-TERM INVESTMENTS (COST $26,866,000)                                                                          26,866,000
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $883,355,099)*                               155.43%                                                             $873,125,031

OTHER ASSETS AND LIABILITIES, NET                  (55.43)                                                             (311,370,660)
                                                   ------                                                              ------------

TOTAL NET ASSETS                                   100.00%                                                             $561,754,371
                                                   ======                                                              ============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

*     COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR
      FINANCIAL REPORTING PURPOSES.

SCHEDULE OF SECURITIES SOLD SHORT - (4.64%)

FEDERAL NATIONAL MORTGAGE ASSOCIATION - (4.64%)
$(27,000,000) FNMA TBA%%                                                                         4.50     01/01/2018   $(26,080,326)
                                                                                                                       ------------
TOTAL SHORT SALES (TOTAL PROCEEDS $(26,114,063))                                                                        (26,080,326)
                                                                                                                       ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------
   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
AGENCY NOTES - INTEREST BEARING - 6.13%
$35,697,000   FHLMC<<                                                                           4.25%    04/05/2007   $  35,494,205

TOTAL AGENCY NOTES - INTEREST BEARING (COST $35,593,543)                                                                 35,494,205
                                                                                                                      -------------
AGENCY SECURITIES - 45.89%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 39.96%
 81,500,000   FHLMC<<                                                                           4.13     04/02/2007      80,911,489
  7,525,493   FHLMC SERIES 2687 CLASS PW                                                        5.50     07/15/2009       7,589,234
 26,568,000   FHLMC SERIES 2695 CLASS GU                                                        3.50     11/15/2022      25,895,341
 37,763,680   FHLMC SERIES 2705 CLASS LA                                                        4.50     02/15/2023      37,529,688
 60,763,254   FHLMC SERIES 2727 CLASS PW<<                                                      3.57     06/15/2029      58,941,067
  8,072,327   FHLMC SERIES 2731 CLASS PK                                                        3.50     05/15/2026       7,871,504
 12,697,488   FHLMC SERIES 2975 CLASS OL<<                                                      4.50     06/15/2026      12,539,694
                                                                                                                        231,278,017
                                                                                                                      -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.93%
  6,422,838   FNMA #380662<<                                                                    6.19     08/01/2008       6,555,806
  4,606,850   FNMA #381370<<                                                                    5.74     03/01/2009       4,675,629
 12,064,264   FNMA SERIES 1993-188 CLASS K                                                      6.00     10/25/2008      12,173,300
 11,000,000   FNMA SERIES 2005-12 CLASS EA<<                                                    4.50     09/25/2014      10,931,205
                                                                                                                         34,335,940
                                                                                                                      -------------
TOTAL AGENCY SECURITIES (COST $269,854,674)                                                                             265,613,957
                                                                                                                      -------------
ASSET-BACKED SECURITIES - 2.01%
  1,505,542   CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3                           2.08     05/15/2008       1,487,685
  6,140,000   FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                               4.17     01/15/2009       6,089,779
  1,084,509   ONYX ACCEPTANCE AUTO TRUST SERIES 2004-A CLASS A3                                 2.19     03/17/2008       1,077,704
  1,774,000   PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-2 CLASS A1                           4.85     06/25/2011       1,775,121
  1,250,000   SLM STUDENT LOAN TRUST SERIES 2004-1 CLASS A6++                                   3.46     07/25/2039       1,177,850

TOTAL ASSET-BACKED SECURITIES (COST $11,706,662)                                                                         11,608,139
                                                                                                                      -------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 33.52%
    317,553   CHASE FUNDING MORTGAGE LOAN SERIES 2001-3 CLASS 2A1+/-                            4.44     10/25/2031         317,624
  1,800,000   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B                     7.30     06/10/2032       1,924,767
 22,279,917   FHLMC SERIES 2893 CLASS PA                                                        4.00     04/15/2025      21,856,650
 33,649,256   FHLMC SERIES 3014 CLASS NA                                                        4.50     11/15/2025      33,246,478
  1,400,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4 CLASS A2             7.39     12/15/2031       1,505,563
 22,117,000   FNMA SERIES 2003-106 CLASS WB                                                     4.50     10/25/2015      21,922,067
 13,640,433   FNMA SERIES 2003-120 CLASS GU<<                                                   4.50     12/25/2013      13,449,041
 10,140,400   FNMA SERIES 2003-122 CLASS OH<<                                                   4.00     08/25/2013       9,953,112
 43,037,986   FNMA SERIES 2005-65 CLASS WG                                                      4.50     08/25/2026      42,582,287
 41,591,832   FNMA SERIES 2005-77 CLASS BX                                                      4.50     07/25/2028      41,092,102
  1,553,325   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1 CLASS A3          6.87     07/15/2029       1,589,559
  1,549,000   GS MORTGAGE SECURITIES CORPORATION SERIES 1998-GLII CLASS A2                      6.56     04/13/2031       1,597,840
  1,423,431   JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES SERIES 2004-C3 CLASS A1            3.77     01/15/2042       1,389,019
  1,631,891   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C2 CLASS A1                          4.59     04/15/2030       1,619,111

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $196,036,395)                                                           194,045,220
                                                                                                                      -------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
US TREASURY SECURITIES - 15.56%

US TREASURY NOTES - 15.56%
$ 2,431,000   US TREASURY NOTE<<                                                                3.88%    07/31/2007   $   2,409,918
  8,400,000   US TREASURY NOTE<<                                                                2.75     08/15/2007       8,172,612
 21,035,000   US TREASURY NOTE<<                                                                4.00     08/31/2007      20,885,462
  8,257,000   US TREASURY NOTE<<                                                                4.00     09/30/2007       8,195,717
 21,373,000   US TREASURY NOTE<<                                                                4.25     10/31/2007      21,302,875
 29,159,000   US TREASURY NOTE                                                                  4.25     11/30/2007      29,065,604
                                                                                                                         90,032,188
                                                                                                                      -------------
TOTAL US TREASURY SECURITIES (COST $90,334,367)                                                                          90,032,188
                                                                                                                      -------------
REPURCHASE AGREEMENTS - 2.03%
 11,747,000   GREENWICH CAPITAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $11,748,328)                                           4.07     12/01/2005      11,747,000

TOTAL REPURCHASE AGREEMENTS (COST $11,747,000)                                                                           11,747,000
                                                                                                                      -------------
COLLATERAL FOR SECURITIES LENDING - 47.64%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.80%
  4,605,799   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      4,605,799
                                                                                                                      -------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 46.84%
$ 3,000,000   ABBEY NATIONAL TREASURY SERVICES PLC                                              4.07     12/13/2005       2,995,920
 11,000,000   ABBEY NATIONAL TREASURY SERVICES PLC                                              4.08     12/14/2005      10,983,830
  5,000,000   AMERICAN GENERAL FINANCE                                                          4.12     12/15/2006       5,001,000
  2,814,000   AMSTEL FUNDING CORPORATION                                                        4.09     12/15/2005       2,809,554
  5,000,000   AMSTEL FUNDING CORPORATION                                                        4.44     03/28/2006       4,929,500
  5,000,000   AQUIFER FUNDING LIMITED                                                           4.05     12/07/2005       4,996,650
  4,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                         4.07     12/02/2005       3,999,560
  5,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                         4.06     12/09/2005       4,995,500
  5,000,000   BANK ONE CORPORATION                                                              4.45     08/11/2006       5,004,850
 23,000,000   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
              (MATURITY VALUE $23,002,626)                                                      4.11     12/01/2005      23,000,000
  6,000,000   BHP BILLITON FINANCE (USA) BV                                                     4.03     12/05/2005       5,997,300
  6,035,000   BUCKINGHAM CDO LLC                                                                4.05     12/05/2005       6,032,284
  8,000,000   BUCKINGHAM CDO LLC                                                                4.05     12/09/2005       7,992,800
  2,000,000   CBA (DELAWARE) FINANCE INCORPORATED                                               3.96     12/19/2005       1,995,880
 10,000,000   CC USA INCORPORATED                                                               3.72     12/02/2005      10,000,000
  6,400,000   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                                  4.09     12/12/2005       6,392,064
 10,000,000   CREDIT SUISSE BANK                                                                4.11     05/04/2006       9,965,900
 10,000,000   CROWN POINT CAPITAL COMPANY LLC                                                   3.93     12/15/2005       9,984,200
  2,000,000   CULLINAN FINANCE CORPORATION                                                      3.94     12/08/2005       1,998,440
  2,000,000   CULLINAN FINANCE CORPORATION                                                      3.95     12/13/2005       1,997,280
  3,000,000   CULLINAN FINANCE CORPORATION                                                      3.92     12/16/2005       2,994,900
  5,000,000   GENERAL ELECTRIC CAPITAL                                                          4.46     02/03/2006       5,001,200
  3,000,000   GENERAL ELECTRIC CAPITAL                                                          4.01     09/18/2006       3,003,720
  4,000,000   GENERAL ELECTRIC CP                                                               4.02     12/27/2005       3,988,000

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                             INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 8,000,000   GEORGE STREET FINANCE LLC                                                         4.06%    12/09/2005   $   7,992,800
  5,000,000   GOLDMAN REPURCHASE AGREEMENT
              (MATURITY VALUE $5,000,563)                                                       4.05     12/01/2005       5,000,000
  3,500,000   HARRIER FINANCE FUNDING LLC                                                       3.90     12/08/2005       3,497,270
  5,000,000   HARRIER FINANCE FUNDING LLC                                                       3.96     12/19/2005       4,989,700
  4,800,000   HBOS TREASURY SERVICES PLC                                                        4.04     06/30/2006       4,801,344
  5,000,000   ING USA ANNUITY AND LIFE INSURANCE                                                4.22     06/06/2006       5,000,000
  1,000,000   K2 (USA) LLC                                                                      4.51     04/20/2006         983,010
  4,261,000   KLIO II FUNDING CORPORATION                                                       3.83     12/09/2005       4,257,165
  4,000,000   KLIO III FUNDING CORPORATION                                                      4.06     12/09/2005       3,996,400
  4,000,000   KLIO III FUNDING CORPORATION                                                      4.14     12/15/2005       3,993,680
 10,000,000   LEXINGTON PARKER CAPITAL CORPORATION                                              4.06     12/01/2005      10,000,000
    419,000   LEXINGTON PARKER CAPITAL CORPORATION                                              4.61     03/14/2006         413,796
 10,000,000   LIBERTY LIGHT US CAPITAL                                                          4.04     05/26/2006      10,001,400
 10,000,000   LIQUID FUNDING LIMITED                                                            4.07     12/02/2005       9,998,900
  1,000,000   LIQUID FUNDING LIMITED                                                            4.08     12/05/2005         999,550
  3,000,000   LIQUID FUNDING LIMITED                                                            4.06     12/19/2005       3,000,000
 10,000,000   MORGAN STANLEY                                                                    4.14     02/03/2006      10,000,000
    449,000   MORGAN STANLEY                                                                    4.15     08/13/2010         449,045
    614,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                           3.83     12/09/2005         613,447
  1,300,000   NORDEA NORTH AMERICA INCORPORATED                                                 3.98     12/29/2005       1,295,801
  1,315,000   RABOBANK USA FINANCIAL CORPORATION                                                4.23     12/30/2005       1,310,608
  1,122,000   RACERS TRUST 2004                                                                 4.17     05/20/2005       1,122,073
  5,000,000   SOLITAIRE FUNDING LLC                                                             3.94     12/13/2005       4,993,200
    900,000   STADSHYPOTEK (SUB OF SVENSKA HANDELSBANKEN)                                       4.14     12/21/2005         897,939
  4,000,000   SWEDBANK (FORENINGS SPARBANKEN)                                                   3.96     12/12/2005       3,995,040
  5,950,000   TIAA GLOBAL MARKETS                                                               4.28     01/13/2006       5,949,346
 10,000,000   TRANSAMERICA OCCIDENTAL LIFE INSURANCE                                            4.26     07/11/2006      10,000,000
    561,000   TRAVELLERS INSURANCE COMPANY                                                      4.20     02/10/2006         560,989
  5,000,000   UNICREDITO ITALIANO NY                                                            3.96     06/30/2006       4,974,100
                                                                                                                        271,146,935
                                                                                                                      -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $275,752,734)                                                             275,752,734
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $891,025,375)*                               152.78%                                                            $ 884,293,443
OTHER ASSETS AND LIABILITIES, NET                  (52.78)                                                             (305,474,788)
                                                   ------                                                             -------------
TOTAL NET ASSETS                                   100.00%                                                            $ 578,818,655
                                                   ======                                                             =============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
  AMOUNT      SECURITY NAME                                                                                               VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.01%
   N/A        WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                           $ 445,737,492
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $448,568,888)                                                   445,737,492
                                                                                                                      -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $448,568,888)*                               100.01%                                                            $ 445,737,492
OTHER ASSETS AND LIABILITIES, NET                   (0.01)                                                                  (24,904)
                                                   ------                                                             -------------
TOTAL NET ASSETS                                   100.00%                                                            $ 445,712,588
                                                   ======                                                             =============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 83.85%

AEROSPACE, DEFENSE - 0.78%
$    200,000  ARMOR HOLDINGS INCORPORATED                                                      8.25%    08/15/2013   $      216,000
                                                                                                                     --------------

AMUSEMENT & RECREATION SERVICES - 2.35%
     200,000  PINNACLE ENTERTAINMENT                                                           8.25     03/15/2012          204,000
     125,000  TOWN SPORTS INTERNATIONAL INCORPORATED                                           9.63     04/15/2011          128,750
     200,000  TOWN SPORTS INTERNATIONAL INCORPORATED^                                         12.02     02/01/2014          133,000
     185,000  TUNICA-BILOXI GAMING AU++                                                        9.00     11/15/2015          185,000
                                                                                                                            650,750
                                                                                                                     --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.25%
     180,000  LEVI STRAUSS & COMPANY+/-                                                        8.80     04/01/2012          182,250
     175,000  RIDDELL BELL HOLDINGS INCORPORATED                                               8.38     10/01/2012          163,625
                                                                                                                            345,875
                                                                                                                     --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.28%
     370,000  UNITED RENTALS NORTH AMERICA INCORPORATED                                        7.75     11/15/2013          356,125
                                                                                                                     --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.74%
     250,000  ERICO INTERNATIONAL CORPORATION                                                  8.88     03/01/2012          258,750
     140,000  K HOVNANIAN ENTERPRISES INCORPORATED                                             6.25     01/15/2015          127,738
     100,000  KB HOME                                                                          6.25     06/15/2015           95,192
                                                                                                                            481,680
                                                                                                                     --------------

BUSINESS SERVICES - 6.24%
     170,000  CCM MERGER INCORPORATED++                                                        8.00     08/01/2013          164,475
     200,000  NATIONAL WINE & SPIRITS INCORPORATED                                            10.13     01/15/2009          202,000
     305,000  NATIONSRENT INCORPORATED                                                         9.50     10/15/2010          333,212
     245,000  RAINBOW NATIONAL SERVICES LLC++(I)                                              10.38     09/01/2014          267,050
     300,000  RENT-WAY INCORPORATED                                                           11.88     06/15/2010          324,000
     130,000  SUNGARD DATA SYSTEMS INCORPORATED++                                              9.13     08/15/2013          134,550
     180,000  SUNGARD DATA SYSTEMS INCORPORATED++                                             10.25     08/15/2015          181,800
     114,000  WATERFORD GAMING LLC++                                                           8.63     09/15/2012          122,550
                                                                                                                          1,729,637
                                                                                                                     --------------

CHEMICALS & ALLIED PRODUCTS - 4.24%
     180,000  EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORPORATION                              10.13     09/01/2008          195,525
     160,000  HUNTSMAN INTERNATIONAL LLC++                                                     7.38     01/01/2015          154,600
     135,000  IMC GLOBAL INCORPORATED                                                         10.88     08/01/2013          155,925
     265,000  OMNOVA SOLUTIONS INCORPORATED                                                   11.25     06/01/2010          279,575
     200,000  POLYONE CORPORATION                                                             10.63     05/15/2010          206,000
     180,000  TRONOX WORLDWIDE FINANCE++                                                       9.50     12/01/2012          185,400
                                                                                                                          1,177,025
                                                                                                                     --------------

COAL MINING - 1.63%
     300,000  ARCH WESTERN FINANCE LLC                                                         6.75     07/01/2013          303,000
     145,000  FOUNDATION PA COAL COMPANY                                                       7.25     08/01/2014          147,900
                                                                                                                            450,900
                                                                                                                     --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS - 11.25%
$     95,000  AIRGATE PCS INCORPORATED+/-                                                      7.90%    10/15/2011   $       98,563
     300,000  CCO HOLDINGS LLC/CAPITAL CORPORATION+/-                                          8.00     12/15/2010          292,500
     175,000  CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION                      10.25     09/15/2010          174,125
     240,000  CSC HOLDINGS INCORPORATED SERIES B                                               7.63     04/01/2011          238,800
     210,000  DOBSON CELLULAR SYSTEMS                                                          9.88     11/01/2012          232,575
     100,000  EMMIS COMMUNICATIONS+/-                                                          9.76     06/15/2012          100,125
     165,000  HORIZON PCS INCORPORATED                                                        11.38     07/15/2012          190,163
     170,000  INTELSAT BERMUDA LIMITED+++/-                                                    8.70     01/15/2012          172,550
     300,000  MCI INCORPORATED                                                                 8.74     05/01/2014          331,125
     107,000  PANAMSAT CORPORATION                                                             9.00     08/15/2014          112,350
     375,000  PAXSON COMMUNICATIONS CORPORATION^                                               9.92     01/15/2009          385,781
     550,000  QWEST CORPORATION+++/-                                                           7.12     06/15/2013          592,625
     190,000  RURAL CELLULAR CORPORATION                                                       9.88     02/01/2010          198,787
                                                                                                                          3,120,069
                                                                                                                     --------------

EATING & DRINKING PLACES - 0.66%
     190,000  CARROLS CORPORATION++                                                            9.50     01/15/2013          184,300
                                                                                                                     --------------

ELECTRIC DISTRIBUTION, TRANSMISSION - 0.83%
     185,000  MIRANT AMERICAS GENERATION INCORPORATED^^                                        8.30     05/01/2011          229,863
                                                                                                                     --------------

ELECTRIC, GAS & SANITARY SERVICES - 7.64%
     150,000  ALLIED WASTE NORTH AMERICA                                                       7.88     04/15/2013          156,000
     220,000  ALLIED WASTE NORTH AMERICA SERIES B                                              7.38     04/15/2014          212,300
     250,000  CLEAN HARBORS INCORPORATED                                                      11.25     07/15/2012          281,250
     260,000  EL PASO NATURAL GAS COMPANY SERIES A                                             7.63     08/01/2010          270,542
     110,000  IMCO RECYCLING ESCROW INCORPORATED                                               9.00     11/15/2014          114,675
     300,000  INERGY LP INERGY FINANCE CORPORATION                                             6.88     12/15/2014          279,750
     135,000  NEVADA POWER COMPANY SERIES L                                                    5.88     01/15/2015          133,001
     160,000  NORTHWESTERN CORPORATION                                                         5.88     11/01/2014          159,191
       9,000  NRG ENERGY INCORPORATED                                                          8.00     12/15/2013            9,878
     100,000  SIERRA PACIFIC RESOURCES                                                         8.63     03/15/2014          109,250
     390,000  SIERRA PACIFIC RESOURCES++                                                       6.75     08/15/2017          392,925
                                                                                                                          2,118,762
                                                                                                                     --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT -
1.15%
     230,000  LUCENT TECHNOLOGIES INCORPORATED                                                 6.45     03/15/2029          198,375
     120,000  MAGNACHIP SEMICONDUCTOR+/-                                                       7.12     12/15/2011          121,200
                                                                                                                            319,575
                                                                                                                     --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.50%
     130,000  US ONCOLOGY INCORPORATED                                                         9.00     08/15/2012          138,775
                                                                                                                     --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.45%
     290,000  AK STEEL CORPORATION                                                             7.88     02/15/2009          276,950
     120,000  MUELLER GROUP INCORPORATED                                                      10.00     05/01/2012          126,600
                                                                                                                            403,550
                                                                                                                     --------------

FINANCIAL SERVICES - 0.65%
     175,000  E*TRADE FINANCIAL CORPORATION++                                                  8.00     06/15/2011          178,938
                                                                                                                     --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
FOOD STORES - 1.14%
$    165,000  DOANE PET CARE COMPANY                                                          10.75%    03/01/2010   $      178,612
     135,000  DOANE PET CARE COMPANY++                                                        10.63     11/15/2015          137,194
                                                                                                                            315,806
                                                                                                                     --------------

GENERAL MERCHANDISE STORES - 4.13%
     170,000  ALH FINANCE LLC/ALH FINANCE CORPORATION                                          8.50     01/15/2013          158,100
     200,000  JC PENNEY COMPANY INCORPORATED                                                   8.00     03/01/2010          217,659
     195,000  JC PENNEY COMPANY INCORPORATED                                                   7.95     04/01/2017          222,477
     180,000  NEIMAN MARCUS GROUP INCORPORATED++                                               9.00     10/15/2015          183,150
     360,000  NEIMAN MARCUS GROUP INCORPORATED++                                              10.38     10/15/2015          364,050
                                                                                                                          1,145,436
                                                                                                                     --------------

HEALTH SERVICES - 2.52%
     140,000  DAVITA INCORPORATED                                                              7.25     03/15/2015          142,975
     135,000  HCA INCORPORATED                                                                 5.75     03/15/2014          131,625
     245,000  SELECT MEDICAL CORPORATION                                                       7.63     02/01/2015          232,750
     195,000  TENET HEALTHCARE CORPORATION++                                                   9.25     02/01/2015          191,100
                                                                                                                            698,450
                                                                                                                     --------------

HOLDING & OTHER INVESTMENT OFFICES - 3.01%
     819,024  TARGET RETURN INDEX SECURITIES TRUST (TRAINS) SERIES HY-2005-1++                 7.65     06/15/2015          834,381
                                                                                                                     --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.77%
     600,000  ALADDIN GAMING/CAPITAL CORPORATION SERIES B^^                                   13.50     03/01/2010              780
     227,614  ELDORADO CASINO SHREVEPORT                                                      10.00     08/01/2012          213,957
                                                                                                                            214,737
                                                                                                                     --------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.56%
     150,000  CORRECTIONS CORPORATION OF AMERICA                                               7.50     05/01/2011          156,000
                                                                                                                     --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 1.27%
      95,000  ACCELLANT INCORPORATED++                                                        10.50     12/01/2013           95,950
     250,000  XEROX CAPITAL TRUST I                                                            8.00     02/01/2027          256,250
                                                                                                                            352,200
                                                                                                                     --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.37%
     150,000  GENTEK INCORPORATED^^                                                           11.00     08/01/2009                0
     180,000  JACUZZI BRANDS INCORPORATED                                                      9.63     07/01/2010          191,700
     185,000  SAMSONITE CORPORATION                                                            8.88     06/01/2011          189,163
                                                                                                                            380,863
                                                                                                                     --------------

MISCELLANEOUS RETAIL - 1.98%
     240,000  DENNY'S CORPORATION/DENNY'S HOLDINGS INCORPORATED                               10.00     10/01/2012          241,200
     163,000  JAFRA COSMETICS INTERNATIONAL INCORPORATED/DISTRIBUIDORA COMERICAL              10.75     05/15/2011          178,077
              JAFRA SA DE CV
     130,000  RITE AID CORPORATION                                                             8.13     05/01/2010          130,000
                                                                                                                            549,277
                                                                                                                     --------------

MOTION PICTURES - 0.60%
     160,000  AMC ENTERTAINMENT INCORPORATED SERIES B                                          8.63     08/15/2012          166,000
                                                                                                                     --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.09%
$    104,000  AMERICAN COMMERCIAL LINES/ACL FINANCE CORPORATION                                9.50%    02/15/2015   $      112,060
     210,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                            6.75     12/01/2014          190,526
                                                                                                                            302,586
                                                                                                                     --------------

OIL & GAS - 0.99%
     270,000  HILCORP ENERGY++                                                                 7.75     11/01/2015          273,375
                                                                                                                     --------------

OIL & GAS EXTRACTION - 3.50%
     135,000  CHAPARRAL ENERGY INCORPORATED++                                                  8.50     12/01/2015          137,025
     135,000  CHESAPEAKE ENERGY CORPORATION++                                                  6.50     08/15/2017          131,963
     165,000  PARKER DRILLING COMPANY+/-                                                       8.62     09/01/2010          171,187
     130,000  PRIDE INTERNATIONAL INCORPORATED                                                 7.38     07/15/2014          140,075
     210,000  VENOCO INCORPORATED                                                              8.75     12/15/2011          210,000
     180,000  WHITING PETROLEUM CORPORATION++                                                  7.00     02/01/2014          181,350
                                                                                                                            971,600
                                                                                                                     --------------

PAPER & ALLIED PRODUCTS - 3.19%
     160,000  APPLETON PAPERS INCORPORATED                                                     8.13     06/15/2011          153,600
     105,000  BOISE CASCADE LLC+/-                                                             7.03     10/15/2012          101,850
     220,000  CARAUSTAR INDUSTRIES INCORPORATED                                                9.88     04/01/2011          221,100
     155,000  GEORGIA-PACIFIC CORPORATION                                                      8.88     02/01/2010          174,375
     150,000  GRAHAM PACKAGING COMPANY INCORPORATED                                            9.88     10/15/2014          145,125
      90,000  NEWPAGE CORPORATION+/-                                                          10.51     05/01/2012           89,100
                                                                                                                            885,150
                                                                                                                     --------------

PERSONAL SERVICES - 1.27%
     355,000  SERVICE CORPORATION INTERNATIONAL++                                              7.00     06/15/2017          351,006
                                                                                                                     --------------

PIPELINES, EXCEPT NATURAL GAS - 0.63%
     180,000  TRANSMONTAIGNE INCORPORATED                                                      9.13     06/01/2010          175,500
                                                                                                                     --------------

PRIMARY METAL INDUSTRIES - 0.75%
     195,000  GENERAL CABLE CORPORATION                                                        9.50     11/15/2010          207,675
                                                                                                                     --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.35%
     180,000  DEX MEDIA INCORPORATED                                                           8.00     11/15/2013          183,600
     140,000  HOUGHTON MIFFLIN COMPANY                                                         7.20     03/15/2011          145,075
     200,000  HOUGHTON MIFFLIN COMPANY^                                                       10.44     10/15/2013          153,250
     240,000  PRIMEDIA INCORPORATED+/-                                                         9.72     05/15/2010          237,600
     200,000  UCAR FINANCE INCORPORATED                                                       10.25     02/15/2012          211,000
                                                                                                                            930,525
                                                                                                                     --------------

REAL ESTATE - 0.28%
      72,000  CB RICHARD ELLIS SERVICES INCORPORATED                                           9.75     05/15/2010           78,480
                                                                                                                     --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.03%
     275,000  BWAY CORPORATION                                                                10.00     10/15/2010          286,000
                                                                                                                     --------------

TEXTILE MILL PRODUCTS - 1.15%
     200,000  INTERFACE INCORPORATED                                                           9.50     02/01/2014          199,000
     120,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                                  8.88     09/15/2013          120,000
                                                                                                                            319,000
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE       VALUE
TOBACCO PRODUCTS - 1.34%
$    325,000  COMMONWEALTH BRANDS INCORPORATED++                                              10.63%    09/01/2008   $      370,906
                                                                                                                     --------------

TRANSPORTATION EQUIPMENT - 3.31%
     270,000  FORD MOTOR COMPANY                                                               7.45     07/16/2031          190,350
     595,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                            8.00     11/01/2031          583,475
     160,000  NAVISTAR INTERNATIONAL CORPORATION                                               6.25     03/01/2012          144,000
                                                                                                                            917,825
                                                                                                                     --------------

TRANSPORTATION SERVICES - 0.98%
     260,000  NEFF RENTAL/NEFF FINANCE++                                                      11.25     06/15/2012          272,350
                                                                                                                     --------------

TOTAL CORPORATE BONDS & NOTES (COST $23,294,171)                                                                         23,256,952
                                                                                                                     --------------

FOREIGN CORPORATE BONDS - 3.73%
     270,000  INTELSAT BERMUDA LIMITED++                                                       8.63     01/15/2015          270,675
     100,000  IPSCO INCORPORATED                                                               8.75     06/01/2013          109,250
     170,000  NOVELIS INCORPORATED++                                                           7.25     02/15/2015          158,950
     200,000  ROGERS CABLE INCORPORATED                                                        6.75     03/15/2015          201,000
     285,000  ROGERS WIRELESS INCORPORATED+/-                                                  7.00     12/15/2010          294,262

TOTAL FOREIGN CORPORATE BONDS (COST $1,056,211)                                                                           1,034,137
                                                                                                                     --------------

TERM LOANS - 2.09%
     460,000  GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B+++/-                                  7.06     04/08/2010          461,918
     113,750  REVLON CONSUMER PRODUCTS CORPORATION TERM LOAN+++/-                             10.10     07/31/2010          116,784

TOTAL TERM LOANS (COST $573,750)                                                                                            578,702
                                                                                                                     --------------
SHARES

COMMON STOCKS - 5.14%

COMMUNICATIONS - 0.43%
       9,000  DIRECTV GROUP INCORPORATED+                                                                                   118,710
                                                                                                                     --------------

ELECTRIC, GAS & SANITARY SERVICES - 0.51%
      10,450  SIERRA PACIFIC RESOURCES+                                                                                     140,866
                                                                                                                     --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.50%
      17,300  JACUZZI BRANDS INCORPORATED+                                                                                  139,611
                                                                                                                     --------------

GENERAL MERCHANDISE STORES - 0.53%
       2,800  JC PENNEY COMPANY INCORPORATED                                                                                146,916
                                                                                                                     --------------
HOLDING & OTHER INVESTMENT OFFICES - 0.49%
       1,306  WILLIAMS HOLDINGS OF DELAWARE++                                                                               136,151
                                                                                                                     --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.94%
       5,000  AZTAR CORPORATION+                                                                                            156,550
      12,700  MTR GAMING GROUP INCORPORATED+                                                                                 94,742
       1,982  SHREVEPORT GAMING HOLDINGS I+                                                                                   9,910
                                                                                                                            261,202
                                                                                                                     --------------

OIL & GAS EXTRACTION - 0.60%
       5,800  CHESAPEAKE ENERGY CORPORATION                                                                                 167,910
                                                                                                                     --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
PRIMARY METAL INDUSTRIES - 1.14%
       9,150  GENERAL CABLE CORPORATION+                                                                             $      166,072
       3,150  UNITED STATES STEEL CORPORATION                                                                               149,940
                                                                                                                            316,012
                                                                                                                     --------------

TOTAL COMMON STOCKS (COST $1,293,971)                                                                                     1,427,378
                                                                                                                     --------------

PREFERRED STOCKS - 0.00%
         350  ADELPHIA COMMUNICATIONS CORPORATION+(I)                                                                            88

TOTAL PREFERRED STOCKS (COST $32,550)                                                                                            88
                                                                                                                     --------------

SHORT-TERM INVESTMENTS - 5.00%

MUTUAL FUND - 4.96%
   1,376,484  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                                 1,376,484
                                                                                                                     --------------

PRINCIPAL                                                                              INTEREST RATE  MATURITY DATE
US TREASURY BILLS - 0.04%
$     10,000  US TREASURY BILL^                                                                3.30%    12/22/2005            9,979
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,386,465)                                                                            1,386,463
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $27,637,118)*                           99.81%                                                                 $   27,683,720

OTHER ASSETS AND LIABILITIES, NET              0.19                                                                          53,887
                                           ---------                                                                 --------------

TOTAL NET ASSETS                             100.00%                                                                 $   27,737,607
                                           =========                                                                 ==============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

(I)   ILLIQUID SECURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,376,484.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

FACE/SHARES
AMOUNT        SECURITY NAME                                                                                               VALUE
INVESTMENT IN AFFILIATED MASTER PORTFOLIOS - 100.39%
         N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                      $1,235,743,522
                                                                                                                     --------------
TOTAL INVESTMENT IN AFFILIATED MASTER PORTFOLIOS COMPANIES (COST $1,250,449,277)                                      1,235,743,522
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,250,449,277)*                       100.39%                                                                 $1,235,743,522
OTHER ASSETS AND LIABILITIES, NET             (0.39)                                                                     (4,828,539)
                                           ---------                                                                 --------------

TOTAL NET ASSETS                             100.00%                                                                 $1,230,914,983
                                           =========                                                                 ==============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
AGENCY SECURITIES - 13.69%

FEDERAL HOME LOAN BANK - 0.35%
$   130,000   FHLB                                                                               3.38%    10/05/2007   $    126,970
                                                                                                                       ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.27%
     78,473   FHLMC #1B0145+/-                                                                    6.03    10/01/2031         79,521
    350,633   FHLMC #555514                                                                       9.00    10/01/2019        389,642
    503,013   FHLMC #555519                                                                       9.00    12/01/2016        545,361
    109,600   FHLMC #786823+/-                                                                    6.03    07/01/2029        115,634
    146,538   FHLMC #788792+/-                                                                    6.06    01/01/2029        151,515
    106,356   FHLMC #789272+/-                                                                    5.70    04/01/2032        109,334
    130,500   FHLMC #789483+/-                                                                    5.67    06/01/2032        134,274
      8,390   FHLMC #865456+/-                                                                    5.47    07/01/2010          8,346
     90,760   FHLMC #A01734                                                                       9.00    08/01/2018         98,286
    419,060   FHLMC #G10747                                                                       7.50    10/01/2012        445,034
    257,492   FHLMC #G11209                                                                       7.50    12/01/2011        268,620
    283,362   FHLMC #G11391                                                                       7.50    06/01/2012        297,274
                                                                                                                          2,642,841
                                                                                                                       ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.33%
    365,663   FNMA #100254                                                                        8.00    12/15/2024        389,974
    338,451   FNMA #100255                                                                        8.33    07/15/2020        372,757
    336,405   FNMA #100259                                                                        7.50    12/15/2009        347,078
     33,804   FNMA #149167                                                                       10.50    08/01/2020         38,418
     66,792   FNMA #365418+/-                                                                     4.51    01/01/2023         67,033
     62,818   FNMA #372179                                                                       11.00    04/01/2012         67,555
    145,273   FNMA #545460+/-                                                                     5.81    11/01/2031        150,012
    135,362   FNMA #675491+/-                                                                     6.38    04/01/2033        139,063
                                                                                                                          1,571,890
                                                                                                                       ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.74%
    252,777   GNMA #781540                                                                        7.00    05/15/2013        264,191
    347,343   GNMA #781614                                                                        7.00    06/15/2033        368,292
                                                                                                                            632,483
                                                                                                                       ------------

TOTAL AGENCY SECURITIES (COST $4,783,214)                                                                                 4,974,184
                                                                                                                       ------------
ASSET-BACKED SECURITIES - 26.89%
  1,000,000   AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                                      4.87    10/25/2033      1,002,763
    500,000   ACCREDITED MORTGAGE LOAN TRUST SERIES 2004-3 CLASS 1A2+/-                           3.44    10/25/2034        495,229
    500,000   BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                                  4.44    03/15/2012        502,786
  4,021,983   BEAR STEARNS ASSET BACKED SECURITIES INCORPORATED SERIES 2003-ABF1 CLASS
              AIO(C)                                                                              4.00    03/25/2006         39,693
    500,000   CAPITAL ONE MASTER TRUST SERIES 2001-5 CLASS A                                      5.30    06/15/2009        501,705
    999,981   CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                              4.84    03/25/2034      1,003,122
  1,000,000   CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES 2003-5 CLASS
              2M1+/-                                                                              4.79    05/25/2033      1,003,678
    190,344   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-                         4.36    05/15/2028        190,468
    163,538   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-                         4.41    02/15/2034        164,005
    308,173   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-                        4.42    12/15/2033        308,773
    322,601   DAIMLERCHRYSLER AUTO TRUST SERIES 2005-A CLASS M1                                   3.17    09/08/2007        321,382
  1,395,021   DUKE FUNDING LIMITED SERIES 2000-1A CLASS A+++/-                                    4.81    11/10/2030      1,395,021

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
ASSET-BACKED SECURITIES (CONTINUED)
$   187,563   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                           4.79%    09/25/2033   $    187,921
    502,237   GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                                   4.31    08/25/2035        502,149
     54,429   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1 CLASS AII+/-               4.43    03/25/2032         54,446
  1,000,000   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8 CLASS MII1+/-              4.82    10/25/2033      1,000,537
  1,000,000   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS M1+/-                  5.14    04/25/2033      1,004,672
     94,834   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                                 4.67    12/25/2034         95,040

TOTAL ASSET-BACKED SECURITIES (COST $9,762,672)                                                                           9,773,390
                                                                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 27.86%
     64,721   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-                      5.48    10/20/2032         65,449
    200,000   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-                      5.26    12/25/2035        199,390
  2,895,592   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-J9 CLASS 1AIO(C)+/-                  1.40    03/25/2007         28,550
     96,254   COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST SERIES 2001-HYB1 CLASS
              2A1+/-                                                                              4.60    06/19/2031        100,414
     75,995   COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST SERIES 2004-30 CLASS
              3A1+/-                                                                              5.67    09/25/2034         78,091
    112,656   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A                       7.45    06/10/2033        112,901
    151,851   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-                        5.34    01/25/2022        151,351
    133,960   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-(I)                    4.63    02/20/2021        133,572
    725,000   FHLMC SERIES 3049 CLASS G                                                           5.50    05/15/2034        726,085
    686,263   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6                       9.50    02/25/2042        740,565
    548,557   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                          9.50    11/25/2031        584,479
    338,712   FNMA SERIES 1990-77 CLASS D                                                         9.00    06/25/2020        360,106
    432,743   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                                          4.68    05/25/2042        438,388
     76,922   FNMA WHOLE LOAN SERIES 2003-W10 CLASS 3A2A                                          2.20    07/25/2037         76,022
    201,736   FNMA WHOLE LOAN SERIES 2003-W3 CLASS A1+/-                                          4.61    08/25/2042        206,348
    189,889   FNMA WHOLE LOAN SERIES 2003-W11 CLASS 1A4+/-                                        5.90    06/25/2033        191,541
    635,348   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                          4.60    08/25/2042        640,523
    181,598   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-C2 CLASS A1            7.27    08/16/2033        183,675
    298,555   GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A++                                   8.00    09/19/2027        315,640
    343,603   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+++/-                              4.59    06/25/2034        344,669
    271,471   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+++/-                              4.68    06/25/2034        276,788
    341,529   GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                                  5.22    04/25/2032        341,742
    131,345   HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C+/-                            4.15    06/25/2024        128,335
  9,700,658   INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS AX1(C)+/-                   0.80    11/25/2034        100,038
    489,786   JP MORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                                5.37    08/25/2035        488,978
    147,665   MASTER ADJUSTABLE RATE MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                   6.18    10/25/2032        147,626
    969,532   RESIDENTIAL FINANCE LIMITED PARTNERSHIP SERIES 2003-C CLASS B3+++/-                 5.13    09/10/2035      1,000,891
    372,767   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS A^+/-                  4.64    11/25/2020        371,632
    321,321   SEQUOIA MORTGAGE TRUST SERIES 8 CLASS 3A+/-                                         5.13    08/20/2032        321,471
    281,572   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS A+++/-                8.56    07/15/2027        286,772
 10,000,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS IO3++(C)+/-            1.59    11/15/2034        266,562
     49,603   WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-                         4.82    10/25/2032         49,341
     92,863   WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-                         4.38    12/25/2032         91,565
    268,000   WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-                          3.07    08/25/2033        262,713
    315,522   WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-                           5.76    12/28/2037        315,522

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $10,133,583)                                                             10,127,735
                                                                                                                       ------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
CORPORATE BONDS & NOTES - 21.60%

AMUSEMENT & RECREATION SERVICES - 0.23%
$    80,000   CAESARS ENTERTAINMENT INCORPORATED                                                 8.50%    11/15/2006   $     82,305
                                                                                                                       ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.50%
    180,000   JOHNSON CONTROLS INCORPORATED                                                       5.00    11/15/2006        179,790
                                                                                                                       ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.27%
     95,000   DR HORTON INCORPORATED                                                              7.50    12/01/2007         98,679
                                                                                                                       ------------
BUSINESS SERVICES - 0.46%
    165,000   CENDANT CORPORATION                                                                 6.88    08/15/2006        166,716
                                                                                                                       ------------
COMMUNICATIONS - 4.04%
    110,000   ALLTEL CORPORATION                                                                  4.66    05/17/2007        109,444
    180,000   CITIZENS COMMUNICATIONS COMPANY                                                     7.60    06/01/2006        182,025
    380,000   CLEAR CHANNEL COMMUNICATIONS                                                        3.13    02/01/2007        370,882
    150,000   COX COMMUNICATIONS INCORPORATED                                                     7.75    08/15/2006        152,688
     45,000   LIBERTY MEDIA CORPORATION+/-                                                        5.37    09/17/2006         45,276
    100,000   QWEST CORPORATION+++/-                                                              7.12    06/15/2013        107,750
    260,000   UNIVISION COMMUNICATIONS INCORPORATED                                               2.88    10/15/2006        254,975
    245,000   VERIZON WIRELESS CAPITAL LLC                                                        5.38    12/15/2006        246,175
                                                                                                                          1,469,215
                                                                                                                       ------------
COMPUTER HARDWARE - 0.54%
    200,000   IBM CORPORATION                                                                     3.80    02/01/2008        195,912
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS - 3.20%
    600,000   BANK OF AMERICA CORPORATION                                                         5.25    02/01/2007        602,793
    350,000   BANK ONE NA                                                                         6.25    02/15/2008        359,217
    200,000   SOVEREIGN BANCORP+++/-                                                              4.14    03/01/2009        200,044
                                                                                                                          1,162,054
                                                                                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.37%
    200,000   ENTERGY GULF STATES INCORPORATED+/-                                                 4.27    12/01/2009        196,496
    110,000   ENTERGY GULF STATES INCORPORATED                                                    5.12    08/01/2010        106,902
     50,000   FPL GROUP CAPITAL INCORPORATED                                                      3.25    04/11/2006         49,752
    145,000   TXU CORPORATION SERIES J                                                            6.38    06/15/2006        145,879
                                                                                                                            499,029
                                                                                                                       ------------
HEALTH SERVICES - 0.52%
    185,000   CAREMARK RX INCORPORATED                                                            7.38    10/01/2006        188,566
                                                                                                                       ------------
HOLDING & OTHER INVESTMENT OFFICES - 1.40%
    505,000   COUNTRYWIDE HOME LOANS INCORPORATED SERIES MTNK                                     5.63    05/15/2007        509,761
                                                                                                                       ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.62%
     75,000   CAESARS ENTERTAINMENT                                                               9.38    02/15/2007         78,375
    145,000   MGM MIRAGE INCORPORATED                                                             7.25    10/15/2006        146,813
                                                                                                                            225,188
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.68%
$   250,000   JOHN DEERE CAPITAL CORPORATION                                                     3.88%    03/07/2007   $    247,293
                                                                                                                       ------------
INSURANCE CARRIERS - 1.93%
    500,000   PROTECTIVE LIFE US FUNDING TRUST++                                                  5.88    08/15/2006        503,285
    200,000   PRUDENTIAL FINANCIAL INCORPORATED+/-                                                4.10    11/15/2006        198,574
                                                                                                                            701,859
                                                                                                                       ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.55%
    175,000   FORD MOTOR CREDIT COMPANY                                                           6.50    01/25/2007        169,928
    355,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                                    5.38    03/15/2007        357,561
    185,000   GENERAL MOTORS ACCEPTANCE CORPORATION+/-                                            5.10    07/16/2007        172,528
    225,000   HSBC FINANCE CORPORATION                                                            8.88    02/15/2006        228,054
                                                                                                                            928,071
                                                                                                                       ------------
OIL & GAS EXTRACTION - 0.54%
    200,000   DEVON ENERGY CORPORATION                                                            2.75    08/01/2006        196,974
                                                                                                                       ------------
PAPER & ALLIED PRODUCTS - 1.41%
    500,000   INTERNATIONAL PAPER COMPANY                                                         6.50    11/15/2007        511,274
                                                                                                                       ------------
REAL ESTATE - 0.16%
     55,000   K HOVNANIAN ENTERPRISES                                                            10.50    10/01/2007         59,125
                                                                                                                       ------------
TOBACCO PRODUCTS - 0.37%
    135,000   ALTRIA GROUP INCORPORATED                                                           6.38    02/01/2006        135,293
                                                                                                                       ------------
TRANSPORTATION EQUIPMENT - 0.81%
    295,000   DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                                           4.03    03/07/2007        294,669
                                                                                                                       ------------
TOTAL CORPORATE BONDS & NOTES (COST $7,913,748)                                                                           7,851,773
                                                                                                                       ------------
FOREIGN CORPORATE BONDS@ - 2.86%
    320,000   FRANCE TELECOM                                                                      7.45    03/01/2006        322,103
    400,000   REGIONAL DIVERSIFIED FUNDING+++/-                                                   5.52    01/25/2036        400,000
    305,000   TELUS CORPORATION                                                                   7.50    06/01/2007        315,502

TOTAL FOREIGN CORPORATE BONDS (COST $1,043,365)                                                                           1,037,605
                                                                                                                       ------------
MUNICIPAL BONDS & NOTES - 1.38%
NEW JERSEY - 0.56%
    205,000   BAYONNE NJ REDEVELOPMENT AGENCY SERIES B (OTHER REVENUE LOC)                        5.43    04/13/2007        203,309
                                                                                                                       ------------
OHIO - 0.82%
    300,000   OHIO STATE WATER DEVELOPMENT AUTHORITY OHIO EDISON COMPANY SERIES B
              (INDUSTRIAL DEVELOPMENT REVENUE)+/-SS.                                              3.35    06/01/2033        300,030
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $505,000)                                                                               503,339
                                                                                                                       ------------

SHORT-TERM INVESTMENTS - 5.49%

US TREASURY BILLS - 0.14%
     50,000   US TREASURY BILL^                                                                   3.78    01/26/2006         49,712
                                                                                                                       ------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
SHORT-TERM INVESTMENTS (CONTINUED)

MUTUAL FUND - 5.35%
  1,945,563   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                              $  1,945,563

TOTAL SHORT-TERM INVESTMENTS (COST $1,994,563)                                                                            1,995,275
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $36,136,557)*                                 99.77%                                                             $ 36,263,301
OTHER ASSETS AND LIABILITIES, NET                    0.23                                                                    82,885
                                                   ------                                                              ------------
TOTAL NET ASSETS                                   100.00%                                                             $ 36,346,186
                                                   ======                                                              ============

+/-   VARIABLE RATE INVESTMENTS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(I)   ILLIQUID SECURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,945,563.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE INCOME FUNDS

           STATEMENTS OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                       INFLATION-
                                                                   DIVERSIFIED     HIGH YIELD          INCOME           PROTECTED
                                                                     BOND FUND      BOND FUND       PLUS FUND           BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................  $          0   $233,796,307    $ 62,383,312     $             0
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .................   112,733,523              0               0         128,795,231
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ...................             0     45,031,333               0                   0
   INVESTMENTS IN AFFILIATES ...................................             0              0       3,476,390                   0
                                                                  ------------   ------------    ------------     ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .............   112,733,523    278,827,640      65,859,702         128,795,231
                                                                  ------------   ------------    ------------     ---------------
   CASH ........................................................        25,000         60,458           2,348              25,000
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ............             0              0               0                   0
   RECEIVABLE FOR FUND SHARES ISSUED ...........................        12,407          5,570          15,196             161,917
   RECEIVABLE FOR INVESTMENTS SOLD .............................             0      3,049,116         679,068                   0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................             0      4,575,777         764,280                   0
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...........             0              0               0                   0
   PREPAID EXPENSES AND OTHER ASSETS ...........................             0              0             652                   0
                                                                  ------------   ------------    ------------     ---------------
TOTAL ASSETS ...................................................   112,770,930    286,518,561      67,321,246         128,982,148
                                                                  ------------   ------------    ------------     ---------------
LIABILITIES
   SECURITIES SOLD SHORT, AT FAIR VALUE
     (PROCEEDS OF $26,114,063) .................................             0              0               0                   0
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS .........................             0              0               0                   0
   PAYABLE FOR FUND SHARES REDEEMED ............................         2,000        183,096         167,729              28,700
   PAYABLE FOR INVESTMENTS PURCHASED ...........................             0      3,381,406         848,854                   0
   DIVIDENDS PAYABLE ...........................................             0      1,332,901               0           1,509,332
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......        22,913        163,648          33,524               9,474
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....        30,303         77,778          31,426              44,515
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ......................             0     45,031,333               0                   0
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................        59,524          7,084               0              37,430
                                                                  ------------   ------------    ------------     ---------------
TOTAL LIABILITIES ..............................................       114,740     50,177,246       1,081,533           1,629,451
                                                                  ------------   ------------    ------------     ---------------
TOTAL NET ASSETS ...............................................  $112,656,190   $236,341,315    $ 66,239,713     $   127,352,697
                                                                  ============   ============    ============     ===============
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................  $110,009,497   $238,352,312    $ 74,957,867     $   128,395,638
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................       118,569        (24,121)       (978,107)            831,655
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......     1,019,141     (1,036,574)     (6,824,630)          2,291,650
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
     LIABILITIES DENOMINATED IN FOREIGN CURRENCIES .............     1,508,983       (950,302)       (915,417)         (4,166,246)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .......             0              0               0                   0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP
     AGREEMENTS, AND SHORT SALES ...............................             0              0               0                   0
                                                                  ------------   ------------    ------------     ---------------
TOTAL NET ASSETS ...............................................  $112,656,190   $236,341,315    $ 66,239,713     $   127,352,697
                                                                  ------------   ------------    ------------     ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ........................................           N/A   $194,637,335    $ 42,802,412     $    32,236,712
   SHARES OUTSTANDING - CLASS A ................................           N/A     19,109,617       4,013,214           3,214,808
   NET ASSET VALUE PER SHARE - CLASS A .........................           N/A   $      10.19    $      10.67     $         10.03
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A ..................           N/A   $      10.67(2) $      11.17(2)  $         10.50(2)
   NET ASSETS - CLASS B ........................................           N/A   $ 24,243,908    $ 17,174,462     $    11,569,833
   SHARES OUTSTANDING - CLASS B ................................           N/A      2,380,660       1,609,982           1,156,790
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ......           N/A   $      10.18    $      10.67     $         10.00
   NET ASSETS - CLASS C ........................................           N/A   $ 17,460,072    $  6,262,839     $    12,415,694
   SHARES OUTSTANDING - CLASS C ................................           N/A      1,713,408         587,175           1,240,674
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ......           N/A   $      10.19    $      10.67     $         10.01
   NET ASSETS - CLASS Z ........................................           N/A            N/A             N/A                 N/A
   SHARES OUTSTANDING - CLASS Z ................................           N/A            N/A             N/A                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ......           N/A            N/A             N/A                 N/A
   NET ASSETS - ADMINISTRATOR CLASS ............................  $112,656,190            N/A             N/A     $    71,130,458
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ....................     4,477,451            N/A             N/A           7,109,007
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     ADMINISTRATOR CLASS .......................................  $      25.16            N/A             N/A     $         10.01
   NET ASSETS - INSTITUTIONAL CLASS ............................           N/A            N/A             N/A                 N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ....................           N/A            N/A             N/A                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -
     INSTITUTIONAL CLASS .......................................           N/A            N/A             N/A                 N/A
                                                                  ------------   ------------    ------------     ---------------
INVESTMENTS AT COST ............................................  $111,224,540   $279,777,942    $ 66,775,119     $   132,961,477
                                                                  ============   ============    ============     ===============
SECURITIES ON LOAN, AT MARKET VALUE ............................  $          0   $ 43,894,825    $          0     $             0
                                                                  ============   ============    ============     ===============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.50 OF NET ASSET VALUE. ON INVESTMENT OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(3) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97.00 OF NET ASSET VALUE. ON INVESTMENT OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(4) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.00 OF NET ASSET VALUE. ON INVESTMENT OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                      INTERMEDIATE    SHORT DURATION              STABLE
                                                                        GOVERNMENT        GOVERNMENT              INCOME
                                                                       INCOME FUND         BOND FUND                FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................  $608,153,766    $  608,540,709    $              0
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .....................             0                 0         445,737,492
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................   264,971,265       275,752,734                   0
   INVESTMENTS IN AFFILIATES .......................................             0                 0                   0
                                                                      ------------    --------------    ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .................   873,125,031       884,293,443         445,737,492
                                                                      ------------    --------------    ----------------
   CASH ............................................................        50,146           100,056              25,000
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................             0                 0                   0
   RECEIVABLE FOR FUND SHARES ISSUED ...............................       266,585           245,759             211,476
   RECEIVABLE FOR INVESTMENTS SOLD .................................    81,854,599                 0                   0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................     3,126,647        23,292,501                   0
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...............             0                 0              17,235
   PREPAID EXPENSES AND OTHER ASSETS ...............................             0                 0                   0
                                                                      ------------    --------------    ----------------
TOTAL ASSETS .......................................................   958,423,008       907,931,759         445,991,203
                                                                      ------------    --------------    ----------------
LIABILITIES
   SECURITIES SOLD SHORT, AT FAIR VALUE (PROCEEDS OF $26,114,063) ..    26,080,326                 0                   0
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS .............................             0                 0                   0
   PAYABLE FOR FUND SHARES REDEEMED ................................       139,501           202,729             149,643
   PAYABLE FOR INVESTMENTS PURCHASED ...............................   105,084,174        50,934,871                   0
   DIVIDENDS PAYABLE ...............................................            92         1,779,971                 292
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........       228,695           181,447                   0
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .........       141,132           144,408             106,424
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................   264,971,265       275,752,734                   0
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................        23,452           116,944              22,256
                                                                      ------------    --------------    ----------------
TOTAL LIABILITIES ..................................................   396,668,637       329,113,104             278,615
                                                                      ------------    --------------    ----------------
TOTAL NET ASSETS ...................................................  $561,754,371    $  578,818,655    $    445,712,588
                                                                      ============    ==============    ================
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................  $622,222,690    $  604,556,887    $    451,049,970
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................    (2,514,935)         (783,537)            340,809
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........   (47,757,053)      (18,222,763)         (2,846,795)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES .............................   (10,230,068)       (6,731,932)         (2,831,396)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........             0                 0                   0
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP
     AGREEMENTS, AND SHORT SALES ...................................        33,737                 0                   0
                                                                      ------------    --------------    ----------------
TOTAL NET ASSETS ...................................................  $561,754,371    $  578,818,655    $    445,712,588
                                                                      ------------    --------------    ----------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ............................................  $132,152,270    $   86,211,388    $     73,861,385
   SHARES OUTSTANDING - CLASS A ....................................    12,367,687         8,730,157           7,182,004
   NET ASSET VALUE PER SHARE - CLASS A .............................  $      10.69    $         9.88    $          10.28
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A ......................  $      11.19(2) $        10.19(3) $          10.49(4)
   NET ASSETS - CLASS B ............................................  $ 24,628,598    $   22,704,655    $     15,807,613
   SHARES OUTSTANDING - CLASS B ....................................     2,308,552         2,297,675           1,539,196
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........  $      10.67    $         9.88    $          10.27
   NET ASSETS - CLASS C ............................................  $ 11,054,709    $   15,698,216    $      5,348,647
   SHARES OUTSTANDING - CLASS C ....................................     1,038,534         1,587,368             521,621
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........  $      10.64    $         9.89    $          10.25
   NET ASSETS - CLASS Z ............................................           N/A               N/A                 N/A
   SHARES OUTSTANDING - CLASS Z ....................................           N/A               N/A                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ..........           N/A               N/A                 N/A
   NET ASSETS - ADMINISTRATOR CLASS ................................  $393,918,794    $  436,822,360    $    350,694,943
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................    36,888,046        44,182,046          34,110,759
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR
     CLASS .........................................................  $      10.68    $         9.89    $          10.28
   NET ASSETS - INSTITUTIONAL CLASS ................................           N/A    $   17,382,036                 N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................           N/A         1,757,844                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL
     CLASS .........................................................           N/A    $         9.89                 N/A
                                                                      ------------    --------------    ----------------
INVESTMENTS AT COST ................................................  $883,355,099    $  891,025,375    $    448,568,888
                                                                      ============    ==============    ================
SECURITIES ON LOAN, AT MARKET VALUE ................................  $262,318,282    $  270,159,492    $              0
                                                                      ============    ==============    ================

                                                                          STRATEGIC                              ULTRA-SHORT
                                                                             INCOME           TOTAL RETURN          DURATION
                                                                               FUND              BOND FUND         BOND FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................  $  26,307,236       $              0     $  34,317,738
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .....................              0          1,235,743,522                 0
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................              0                      0                 0
   INVESTMENTS IN AFFILIATES .......................................      1,376,484                      0         1,945,563
                                                                      -------------       ----------------     -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .................     27,683,720          1,235,743,522        36,263,301
                                                                      -------------       ----------------     -------------
   CASH ............................................................              0                      0                 0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................            156                      0               492
   RECEIVABLE FOR FUND SHARES ISSUED ...............................        259,619                599,022             6,815
   RECEIVABLE FOR INVESTMENTS SOLD .................................        631,358                      0            38,796
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................        498,420                      0           263,221
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...............              0                      0                 0
   PREPAID EXPENSES AND OTHER ASSETS ...............................              0                 58,394                 0
                                                                      -------------       ----------------     -------------
TOTAL ASSETS .......................................................     29,073,273          1,236,400,938        36,572,625
                                                                      -------------       ----------------     -------------
LIABILITIES
   SECURITIES SOLD SHORT, AT FAIR VALUE (PROCEEDS OF $26,114,063) ..              0                      0                 0
   PAYABLE TO CUSTODIAN FOR OVERDRAFTS .............................              0                     72                 0
   PAYABLE FOR FUND SHARES REDEEMED ................................         57,862                358,016            59,701
   PAYABLE FOR INVESTMENTS PURCHASED ...............................      1,101,583                      0                 0
   DIVIDENDS PAYABLE ...............................................        134,343              4,272,810           113,635
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........          6,726                639,217             3,024
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .........         16,351                215,840            17,261
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................              0                      0                 0
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................         18,801                      0            32,818
                                                                      -------------       ----------------     -------------
TOTAL LIABILITIES ..................................................      1,335,666              5,485,955           226,439
                                                                      -------------       ----------------     -------------
TOTAL NET ASSETS ...................................................  $  27,737,607       $  1,230,914,983     $  36,346,186
                                                                      =============       ================     =============
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................  $  27,170,040       $  1,276,437,358     $  44,554,949
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................         (2,051)              (329,187)          (78,379)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........        522,511            (30,487,433)       (8,257,620)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES .............................         46,602            (14,705,755)          126,744
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........            505                      0               492
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS,
     SWAP AGREEMENTS,AND SHORT SALES ...............................              0                      0                 0
                                                                      -------------       ----------------     -------------
TOTAL NET ASSETS ...................................................  $  27,737,607       $  1,230,914,983     $  36,346,186
                                                                      -------------       ----------------     -------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ............................................  $  14,157,755       $     88,769,757     $  13,438,741
   SHARES OUTSTANDING - CLASS A ....................................      1,385,434              7,221,155         1,402,002
   NET ASSET VALUE PER SHARE - CLASS A .............................  $       10.22       $          12.29     $        9.59
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A ......................  $       10.70(2)    $          12.87(2)  $        9.79(4)
   NET ASSETS - CLASS B ............................................  $   9,901,476       $     25,393,842     $   7,317,076
   SHARES OUTSTANDING - CLASS B ....................................        968,657              2,063,734           764,997
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........  $       10.22       $          12.30     $        9.56
   NET ASSETS - CLASS C ............................................  $   3,678,376       $      8,993,287     $   4,710,470
   SHARES OUTSTANDING - CLASS C ....................................        360,421                734,814           491,490
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........  $       10.21       $          12.24     $        9.58
   NET ASSETS - CLASS Z ............................................            N/A       $      7,767,162     $  10,879,899
   SHARES OUTSTANDING - CLASS Z ....................................            N/A                642,778         1,139,164
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ..........            N/A       $          12.08     $        9.55
   NET ASSETS - ADMINISTRATOR CLASS ................................            N/A       $    790,968,502               N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ........................            N/A             65,439,826               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR
     CLASS .........................................................            N/A       $          12.09               N/A
   NET ASSETS - INSTITUTIONAL CLASS ................................            N/A       $    309,022,433               N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................            N/A             25,579,290               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL
     CLASS .........................................................            N/A       $          12.08               N/A
                                                                      -------------       ----------------     -------------
INVESTMENTS AT COST ................................................  $  27,637,118       $  1,250,449,277     $  36,136,557
                                                                      =============       ================     =============
SECURITIES ON LOAN, AT MARKET VALUE ................................  $           0       $              0     $           0
                                                                      =============       ================     =============

WELLS FARGO ADVANTAGE INCOME FUNDS

                                                     STATEMENTS OF OPERATIONS --
                          FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                                         INFLATION-
                                                                      DIVERSIFIED      HIGH YIELD         INCOME          PROTECTED
                                                                        BOND FUND       BOND FUND      PLUS FUND          BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .....................................................   $          0    $    100,712   $          0   $              0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .........         98,919               0              0            109,970
   INTEREST ......................................................              0      10,066,636      1,596,332          3,310,241
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...      2,962,891               0              0            662,131
   INCOME FROM AFFILIATED SECURITIES .............................              0             662        100,497             26,579
   SECURITIES LENDING INCOME, NET ................................              0          91,034              0                  0
   INCOME ON SWAP CONTRACTS ......................................              0               0              0                  0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..........       (290,621)              0              0           (219,143)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...........        125,670               0              0             11,629
                                                                     ------------    ------------   ------------   ----------------
TOTAL INVESTMENT INCOME ..........................................      2,896,859      10,259,044      1,696,829          3,901,407
                                                                     ------------    ------------   ------------   ----------------
EXPENSES
   ADVISORY FEES .................................................        156,099         682,667        187,635             72,176
   Administration fees
     FUND LEVEL ..................................................         31,220          62,061         17,058             28,583
     CLASS A .....................................................            N/A         284,013         60,928             41,820
     CLASS B .....................................................            N/A          36,061         25,763             16,789
     CLASS C .....................................................            N/A          27,466          8,833             18,472
     CLASS Z .....................................................            N/A             N/A            N/A                N/A
     ADMINISTRATOR CLASS .........................................         62,440             N/A            N/A             29,636
     INSTITUTIONAL CLASS .........................................              0             N/A            N/A                  0
   CUSTODY FEES ..................................................              0          24,824          6,823              3,208
   SHAREHOLDER SERVICING FEES ....................................        156,099         310,303         85,288            142,913
   ACCOUNTING FEES ...............................................         12,961          15,860         11,630             26,333
   Distribution fees (Note 3)
     CLASS B .....................................................            N/A          96,592         69,007             44,970
     CLASS C .....................................................            N/A          73,570         23,659             49,477
   PROFESSIONAL FEES .............................................          4,668          11,934          9,049             10,944
   REGISTRATION FEES .............................................            360             719            194                427
   SHAREHOLDER REPORTS ...........................................          3,015           6,012          1,626              3,575
   TRUSTEES' FEES ................................................          1,229           1,229          1,229              1,229
   OTHER FEES AND EXPENSES .......................................             87              82            307                147
                                                                     ------------    ------------   ------------   ----------------
TOTAL EXPENSES ...................................................        428,178       1,633,393        509,030            490,699
                                                                     ------------    ------------   ------------   ----------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..................       (156,029)        (35,068)       (75,012)          (192,192)
   NET EXPENSES ..................................................        272,149       1,598,325        434,018            298,507
                                                                     ------------    ------------   ------------   ----------------
NET INVESTMENT INCOME (LOSS) .....................................      2,624,710       8,660,719      1,262,811          3,602,900
                                                                     ------------    ------------   ------------   ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION .................................................         25,049        (781,725)       747,624            176,730
   FORWARD FOREIGN CURRENCY CONTRACTS ............................              0               0        174,968                  0
   FUTURES TRANSACTIONS ..........................................              0               0              0                  0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ......        839,347               0              0                  0
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .........        165,794               0              0                  0
                                                                     ------------    ------------   ------------   ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ........................      1,030,190        (781,725)       922,592            176,730
                                                                     ------------    ------------   ------------   ----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
-----------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION .................................................              0         226,412     (2,072,089)        (2,481,631)
   FORWARD FOREIGN CURRENCY CONTRACTS ............................              0               0       (147,818)                 0
   FUTURES TRANSACTIONS ..........................................              0               0              0                  0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..........              0               0              0                  0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ......     (3,854,314)              0              0         (2,357,850)
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED
     FROM MASTER PORTFOLIOS ......................................       (363,340)              0              0                  0
                                                                     ------------    ------------   ------------   ----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ...................................................     (4,217,654)        226,412     (2,219,907)        (4,839,481)
                                                                     ============    ============   ============   ================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...........     (3,187,464)       (555,313)    (1,297,315)        (4,662,751)
                                                                     ------------    ------------   ------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..   $   (562,754)   $  8,105,406   $    (34,504)  $     (1,059,851)
                                                                     ============    ============   ============   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS --
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                       INTERMEDIATE     SHORT DURATION            STABLE
                                                                         GOVERNMENT         GOVERNMENT            INCOME
                                                                        INCOME FUND          BOND FUND              FUND
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS .....................................................   $            0     $            0    $            0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .........                0                  0           411,224
   INTEREST ......................................................       12,421,994         11,477,185                 0
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...                0                  0         9,991,356
   INCOME FROM AFFILIATED SECURITIES .............................           44,491                  0                 0
   SECURITIES LENDING INCOME, NET ................................          136,252            136,687                 0
   INCOME ON SWAP CONTRACTS ......................................                0                  0                 0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..........                0                  0        (1,060,197)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...........                0                  0            82,405
                                                                     --------------     --------------    --------------
TOTAL INVESTMENT INCOME ..........................................       12,602,737         11,613,872         9,424,788
                                                                     --------------     --------------    --------------
EXPENSES
   ADVISORY FEES .................................................        1,281,670          1,308,183                 0
   Administration fees
     FUND LEVEL ..................................................          144,541            147,855           114,014
     CLASS A .....................................................          193,939            128,860           110,149
     CLASS B .....................................................           38,228             34,281            25,562
     CLASS C .....................................................           16,922             24,840             8,887
     CLASS Z .....................................................              N/A                N/A               N/A
     ADMINISTRATOR CLASS .........................................          200,122            224,418           176,387
     INSTITUTIONAL CLASS .........................................                0              3,325                 0
   CUSTODY FEES ..................................................           57,816             59,142                 0
   SHAREHOLDER SERVICING FEES ....................................          722,705            728,886           570,072
   ACCOUNTING FEES ...............................................           23,613             35,957            20,744
   Distribution fees (Note 3)
     CLASS B .....................................................          102,395             91,824            68,469
     CLASS C .....................................................           45,326             66,536            23,804
   PROFESSIONAL FEES .............................................           12,911              4,746            12,471
   REGISTRATION FEES .............................................            1,653              1,297                79
   SHAREHOLDER REPORTS ...........................................           13,391             10,334               661
   TRUSTEES' FEES ................................................            1,229              1,229             1,229
   OTHER FEES AND EXPENSES .......................................                0                  0               252
                                                                     --------------     --------------    --------------
TOTAL EXPENSES ...................................................        2,856,461          2,871,713         1,132,780
                                                                     --------------     --------------    --------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..................         (459,995)          (778,695)         (414,735)
   NET EXPENSES ..................................................        2,396,466          2,093,018           718,045
                                                                     --------------     --------------    --------------
NET INVESTMENT INCOME (LOSS) .....................................       10,206,271          9,520,854         8,706,743
                                                                     --------------     --------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION .................................................         (123,876)        (2,978,667)           35,722
   FORWARD FOREIGN CURRENCY CONTRACTS ............................                0                  0                 0
   FUTURES TRANSACTIONS ..........................................         (174,899)                 0                 0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ......                0                  0         (272,784)
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .........                0                  0           (83,599)
                                                                     --------------     --------------    --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ........................         (298,775)        (2,978,667)         (320,661)
                                                                     --------------     --------------    --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION .................................................      (13,171,764)        (4,512,861)                0
   FORWARD FOREIGN CURRENCY CONTRACTS ............................                0                  0                 0
   FUTURES TRANSACTIONS ..........................................         (100,082)                 0                 0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..........           33,737                  0                 0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ......                0                  0        (3,756,505)
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED
     FROM MASTER PORTFOLIOS ......................................                0                  0            (8,657)
                                                                     --------------     --------------    --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ...................................................      (13,238,109)        (4,512,861)       (3,765,162)
                                                                     ==============     ==============    ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...........      (13,536,884)        (7,491,528)       (4,085,823)
                                                                     --------------     --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..   $   (3,330,613)    $    2,029,326    $    4,620,920
                                                                     ==============     ==============    ==============

                                                                        STRATEGIC            TOTAL       ULTRA-SHORT
                                                                           INCOME           RETURN          DURATION
                                                                             FUND        BOND FUND         BOND FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ......................................................  $      3,291    $           0    $            0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..........             0          247,393                 0
   INTEREST .......................................................       984,639        7,915,751           854,899
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ....             0       19,302,884                 0
   INCOME FROM AFFILIATED SECURITIES ..............................        18,523                0            22,991
   SECURITIES LENDING INCOME, NET .................................             0           80,750                 0
   INCOME ON SWAP CONTRACTS .......................................             0                0                 0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...........             0       (2,035,760)                0
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ............             0          407,981                 0
                                                                     ------------    -------------    --------------
TOTAL INVESTMENT INCOME ...........................................     1,006,453       25,918,999           877,890
                                                                     ------------    -------------    --------------
EXPENSES
   ADVISORY FEES ..................................................        76,112          703,220            88,844
   Administration fees
      FUND LEVEL ..................................................         6,919          295,311             9,872
      CLASS A .....................................................        19,148          120,719            19,841
      CLASS B .....................................................        14,314           37,298            10,987
      CLASS C .....................................................         5,286           13,045             7,891
      CLASS Z .....................................................           N/A           35,060            26,618
      ADMINISTRATOR CLASS .........................................           N/A          385,622               N/A
      INSTITUTIONAL CLASS .........................................           N/A          108,892               N/A
   CUSTODY FEES ...................................................         2,768           33,844             3,949
   SHAREHOLDER SERVICING FEES .....................................        34,596        1,136,266            49,358
   ACCOUNTING FEES ................................................        16,972           55,400            20,394
   Distribution fees (Note 3)
      CLASS B .....................................................        38,343           99,906            29,428
      CLASS C .....................................................        14,158           34,942            21,136
   PROFESSIONAL FEES ..............................................        13,391           12,403            12,957
   REGISTRATION FEES ..............................................         1,676            3,304               112
   SHAREHOLDER REPORTS ............................................        13,582           26,423               941
   TRUSTEES' FEES .................................................         1,229            1,229             1,229
   OTHER FEES AND EXPENSES ........................................             0                0               163
                                                                     ------------    -------------    --------------
TOTAL EXPENSES ....................................................       258,494        3,102,884           303,720
                                                                     ------------    -------------    --------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...................       (53,771)        (748,153)          (87,492)
   NET EXPENSES ...................................................       204,723        2,354,731           216,228
                                                                     ------------    -------------    --------------
NET INVESTMENT INCOME (LOSS) ......................................       801,730       23,564,268           661,662
                                                                     ------------    -------------    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ..................................................        56,760        2,139,556           (15,549)
   FORWARD FOREIGN CURRENCY CONTRACTS .............................             0                0                 0
   FUTURES TRANSACTIONS ...........................................         2,773                0            63,344
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .......             0       (9,766,032)                0
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..........             0                0                 0
                                                                     ------------    -------------    --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................        59,533       (7,626,476)           47,795
                                                                     ------------    -------------    --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
--------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ..................................................       (87,399)     (11,839,114)         (200,085)
   FORWARD FOREIGN CURRENCY CONTRACTS .............................             0                0                 0
   FUTURES TRANSACTIONS ...........................................           505                0             2,866
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...........             0                0                 0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .......             0      (12,113,765)                0
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED
     FROM MASTER PORTFOLIOS .......................................             0                0                 0
                                                                     ------------    -------------    --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ....................................................       (86,894)     (23,952,879)         (197,219)
                                                                     ============    =============    ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............       (27,361)     (31,579,355)         (149,424)
                                                                     ------------    -------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...  $    774,369    $  (8,015,087)   $      512,238
                                                                     ============    =============    ==============

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                     DIVERSIFIED BOND FUND
                                                                                               ---------------------------------
                                                                                                         FOR THE
                                                                                                SIX MONTHS ENDED         FOR THE
                                                                                               NOVEMBER 30, 2005      YEAR ENDED
                                                                                                     (UNAUDITED)    MAY 31, 2005
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .................................................................   $     133,276,561   $ 191,874,766

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................................           2,624,710       5,685,109
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................................           1,030,190         811,676
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....................          (4,217,654)      1,809,495
                                                                                               -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............................            (562,754)      8,306,280
                                                                                               -----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..............................................................................                 N/A             N/A
      CLASS B ..............................................................................                 N/A             N/A
      CLASS C ..............................................................................                 N/A             N/A
      CLASS Z ..............................................................................                 N/A             N/A
      ADMINISTRATOR CLASS ..................................................................          (2,597,576)     (5,714,187)
      INSTITUTIONAL CLASS ..................................................................                 N/A             N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..............................................................................                 N/A             N/A
      CLASS B ..............................................................................                 N/A             N/A
      CLASS C ..............................................................................                 N/A             N/A
      ADMINISTRATOR CLASS ..................................................................                 N/A        (905,647)
      INSTITUTIONAL CLASS ..................................................................                 N/A             N/A
   RETURN OF CAPITAL
      CLASS A ..............................................................................                 N/A             N/A
      CLASS B ..............................................................................                 N/A             N/A
      CLASS C ..............................................................................                 N/A             N/A
      ADMINISTRATOR CLASS ..................................................................                 N/A             N/A
                                                                                               -----------------   -------------
TOTAL DISTRIBUTION TO SHAREHOLDERS .........................................................          (2,597,576)     (6,619,834)
                                                                                               -----------------   -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................................                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................................                 N/A             N/A
   COST OF SHARES REDEEMED - CLASS A .......................................................                 N/A             N/A
                                                                                               -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..                 N/A             N/A
                                                                                               -----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................................                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................................                 N/A             N/A
   COST OF SHARES REDEEMED - CLASS B .......................................................                 N/A             N/A
                                                                                               -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..                 N/A             N/A
                                                                                               -----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................................                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................................                 N/A             N/A
   COST OF SHARES REDEEMED - CLASS C .......................................................                 N/A             N/A
                                                                                               -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..                 N/A             N/A
                                                                                               -----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .....................................................                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .................................................                 N/A             N/A
   COST OF SHARES REDEEMED - CLASS Z .......................................................                 N/A             N/A
                                                                                               -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ..                 N/A             N/A
                                                                                               -----------------   -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................................           7,570,932      38,695,507
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................................           1,644,839       4,194,117
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................................         (26,675,812)   (103,174,275)
                                                                                               -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS .....................................................................         (17,460,041)    (60,284,651)
                                                                                               -----------------   -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........................................                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................................                 N/A             N/A
   COST OF SHARES REEDEMED - INSTITUTIONAL CLASS ...........................................                 N/A             N/A
                                                                                               -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .....................................................................                 N/A             N/A
                                                                                               -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ............         (17,460,041)    (60,284,651)
                                                                                               =================   =============
NET INCREASE (DECREASE) IN NET ASSETS ......................................................         (20,620,371)    (58,598,205)
                                                                                               =================   =============
ENDING NET ASSETS ..........................................................................   $     112,656,190   $ 133,276,561
                                                                                               =================   =============

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                     HIGH YIELD BOND FUND                  INCOME PLUS FUND
                                                              ---------------------------------   ---------------------------------
                                                                        FOR THE                            FOR THE
                                                              NOVEMBER 30, 2005      YEAR ENDED   NOVEMBER 30, 2005      YEAR ENDED
                                                                    (UNAUDITED)    MAY 31, 2005         (UNAUDITED)    MAY 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS ................................   $     249,070,867   $ 296,980,945   $      69,291,482   $  75,339,146
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................           8,660,719      21,312,507           1,262,811       3,721,637
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................            (781,725)      2,609,765             922,592        (554,863)
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS .......................             226,412      (3,455,964)         (2,219,907)      1,735,315
                                                              -----------------   -------------   -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................           8,105,406      20,466,308             (34,504)      4,902,089
                                                              -----------------   -------------   -----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .............................................          (7,222,777)    (18,181,955)         (1,346,994)     (2,169,259)
      CLASS B .............................................            (821,098)     (1,842,219)           (494,227)     (1,312,445)
      CLASS C .............................................            (625,812)     (1,601,192)           (171,777)      (332,150)
      CLASS Z .............................................                 N/A             N/A                 N/A             N/A
      ADMINISTRATOR CLASS .................................                 N/A             N/A                 N/A             N/A
      INSTITUTIONAL CLASS .................................                 N/A             N/A                 N/A             N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .............................................                   0      (4,874,578)                  0               0
      CLASS B .............................................                   0       (519,343)                   0               0
      CLASS C .............................................                   0       (451,030)                   0               0
      ADMINISTRATOR CLASS .................................                 N/A             N/A                 N/A             N/A
      INSTITUTIONAL CLASS .................................                 N/A             N/A                 N/A             N/A
   RETURN OF CAPITAL
      CLASS A .............................................                   0               0                   0               0
      CLASS B .............................................                   0               0                   0               0
      CLASS C .............................................                   0               0                   0               0
      ADMINISTRATOR CLASS .................................                 N/A             N/A                 N/A             N/A
                                                              -----------------   -------------   -----------------   -------------
TOTAL DISTRIBUTION TO SHAREHOLDERS ........................          (8,669,687)    (27,470,317)         (2,012,998)     (3,813,854)
                                                              -----------------   -------------   -----------------   -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ....................           6,754,613      49,410,937           5,027,020      22,103,328
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ................           4,584,541      14,982,380             903,066       1,395,102
   COST OF SHARES REDEEMED - CLASS A ......................         (18,216,323)   (100,056,293)         (4,489,215)    (10,098,891)
                                                              -----------------   -------------   -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ....          (6,877,169)    (35,662,976)          1,440,871      13,399,539
                                                              -----------------   -------------   -----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ....................             925,494       4,428,740             771,600       1,637,744
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ................             450,860       1,560,577             297,556         801,629
   COST OF SHARES REDEEMED - CLASS B ......................          (3,584,108)     (6,073,809)         (3,516,613)    (21,360,523)
                                                              -----------------   -------------   -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..............          (2,207,754)        (84,492)         (2,447,457)    (18,921,150)
                                                              -----------------   -------------   -----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ....................             351,055       3,208,814             713,063       1,395,277
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ................             297,471       1,338,720             129,996         243,086
   COST OF SHARES REDEEMED - CLASS C ......................          (3,728,874)     (9,706,135)           (840,740)     (3,252,651)
                                                              -----------------   -------------   -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..............          (3,080,348)     (5,158,601)              2,319      (1,614,288)
                                                              -----------------   -------------   -----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ....................                 N/A             N/A                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ................                 N/A             N/A                 N/A             N/A
   COST OF SHARES REDEEMED - CLASS Z ......................                 N/A             N/A                 N/A             N/A
                                                              -----------------   -------------   -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ..............                 N/A             N/A                 N/A             N/A
                                                              -----------------   -------------   -----------------   -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ........                 N/A             N/A                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ....                 N/A             N/A                 N/A             N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..........                 N/A             N/A                 N/A             N/A
                                                              -----------------   -------------   -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ..                 N/A             N/A                 N/A             N/A
                                                              -----------------   -------------   -----------------   -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ........                 N/A             N/A                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ....                 N/A             N/A                 N/A             N/A
   COST OF SHARES REEDEMED - INSTITUTIONAL CLASS ..........                 N/A             N/A                 N/A             N/A
                                                              -----------------   -------------   -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..                 N/A             N/A                 N/A             N/A
                                                              -----------------   -------------   -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ........................         (12,165,271)    (40,906,069)         (1,004,267)     (7,135,899)
                                                              =================   =============   =================   =============
NET INCREASE (DECREASE) IN NET ASSETS .....................         (12,729,552)    (47,910,078)         (3,051,769)     (6,047,664)
                                                              =================   =============   =================   =============
ENDING NET ASSETS .........................................   $     236,341,315   $ 249,070,867   $      66,239,713   $  69,291,482
                                                              =================   =============   =================   =============

                                                                INFLATION-PROTECTED BOND FUND
                                                              ---------------------------------
                                                                      FOR THE
                                                               SIX MONTHS ENDED         FOR THE
                                                              NOVEMBER 30, 2005      YEAR ENDED
                                                                    (UNAUDITED)    MAY 31, 2005
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS ................................   $     107,715,198   $  69,326,545
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................           3,602,900       3,181,467
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................             176,730       2,303,706
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS .......................          (4,839,481)        918,054
                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................          (1,059,851)      6,403,227
                                                              -----------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .............................................            (980,662)       (791,380)
      CLASS B .............................................            (338,279)       (287,085)
      CLASS C .............................................            (370,058)       (314,809)
      CLASS Z .............................................                 N/A             N/A
      ADMINISTRATOR CLASS .................................          (2,082,544)     (1,205,791)
      INSTITUTIONAL CLASS .................................
   NET REALIZED GAIN ON SALES OF INVESTMENTS                                N/A             N/A
      CLASS A .............................................                   0        (156,430)
      CLASS B .............................................                   0         (67,881)
      CLASS C .............................................                   0         (74,465)
      ADMINISTRATOR CLASS .................................                   0        (195,298)
      INSTITUTIONAL CLASS .................................                 N/A             N/A
   RETURN OF CAPITAL
      CLASS A .............................................                   0               0
      CLASS B .............................................                   0               0
      CLASS C .............................................                   0               0
      ADMINISTRATOR CLASS .................................                 N/A             N/A
                                                              -----------------   -------------
TOTAL DISTRIBUTION TO SHAREHOLDERS ........................          (3,771,543)     (3,093,139)
                                                              -----------------   -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ....................           9,281,421      75,166,164
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ................             541,838         864,026
   COST OF SHARES REDEEMED - CLASS A ......................          (4,777,738)    (68,711,633)
                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A .....           5,045,521       7,318,557
                                                              -----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ....................           1,266,532       3,547,042
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ................             157,869         273,385
   COST OF SHARES REDEEMED - CLASS B ......................          (1,528,570)     (2,738,062)
                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B ..............            (104,169)      1,082,365
                                                              -----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ....................             997,122       4,679,213
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ................             176,501         304,929
   COST OF SHARES REDEEMED - CLASS C ......................          (2,093,289)     (3,410,518)
                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..............            (919,666)      1,573,624
                                                              -----------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ....................                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ................                 N/A             N/A
   COST OF SHARES REDEEMED - CLASS Z ......................                 N/A             N/A
                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS Z ..............                 N/A             N/A
                                                              -----------------   -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ........          23,095,359      30,672,396
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ....           1,041,540       1,154,906
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..........          (3,689,692)     (6,723,283)
                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ..          20,447,207      25,104,019
                                                              -----------------   -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ........                 N/A             N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ....                 N/A             N/A
   COST OF SHARES REEDEMED - INSTITUTIONAL CLASS ..........                 N/A             N/A
                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..                 N/A             N/A
                                                              -----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS ........................          24,468,893      35,078,565
                                                              =================   =============
NET INCREASE (DECREASE) IN NET ASSETS .....................          19,637,499      38,388,653
                                                              =================   =============
ENDING NET ASSETS .........................................   $     127,352,697   $ 107,715,198
                                                              =================   =============

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              DIVERSIFIED BOND FUND
                                                                                      --------------------------------------
                                                                                                FOR THE
                                                                                       SIX MONTHS ENDED              FOR THE
                                                                                      NOVEMBER 30, 2005           YEAR ENDED
                                                                                            (UNAUDITED)         MAY 31, 2005
----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .......................................................                    N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................                    N/A                  N/A
   SHARES REDEEMED - CLASS A ...................................................                    N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ........................                    N/A                  N/A
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS B .......................................................                    N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ....................                    N/A                  N/A
   SHARES REDEEMED - CLASS B ...................................................                    N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ........................                    N/A                  N/A
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS C .......................................................                    N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................                    N/A                  N/A
   SHARES REDEEMED - CLASS C ...................................................                    N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ........................                    N/A                  N/A
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS Z .......................................................                    N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ....................                    N/A                  N/A
   SHARES REDEEMED - CLASS Z ...................................................                    N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ........................                    N/A                  N/A
                                                                                      =================         ============
   SHARES SOLD - ADMINISTRATOR CLASS ...........................................                294,762            1,499,423
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ........                 64,513              163,003
   SHARES REDEEMED - ADMINISTRATOR CLASS .......................................             (1,043,716)          (4,001,463)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ............               (684,441)          (2,339,037)
                                                                                      -----------------         ------------
   SHARES SOLD - INSTITUTIONAL CLASS ...........................................                    N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........                    N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .......................................                    N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ............                    N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ................................................................               (684,441)          (2,339,037)
                                                                                      -----------------         ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...................      $         118,569         $     91,435
                                                                                      -----------------         ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                               HIGH YIELD BOND FUND
                                                                                      --------------------------------------
                                                                                                FOR THE
                                                                                       SIX MONTHS ENDED              FOR THE
                                                                                      NOVEMBER 30, 2005           YEAR ENDED
                                                                                            (UNAUDITED)         MAY 31, 2005
----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ......................................................                 654,771            4,649,806
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...................                 444,741            1,416,570
   SHARES REDEEMED - CLASS A ..................................................              (1,771,523)          (9,578,181)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .......................                (672,011)          (3,511,805)
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS B ......................................................                  89,741              418,551
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ...................                  43,746              147,547
   SHARES REDEEMED - CLASS B ..................................................                (348,465)            (577,479)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .......................                (214,978)             (11,381)
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS C ......................................................                  34,179              302,587
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ...................                  28,843              126,362
   SHARES REDEEMED - CLASS C ..................................................                (363,279)            (922,320)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .......................                (300,257)            (493,371)
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS Z ......................................................                     N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...................                     N/A                  N/A
   SHARES REDEEMED - CLASS Z ..................................................                     N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .......................                     N/A                  N/A
                                                                                      =================         ============
   SHARES SOLD - ADMINISTRATOR CLASS ..........................................                     N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .......                     N/A                  N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ......................................                     N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...........                     N/A                  N/A
                                                                                      -----------------         ------------
   SHARES SOLD - INSTITUTIONAL CLASS ..........................................                     N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .......                     N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ......................................                     N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........                     N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ...............................................................              (1,187,246)          (4,016,557)
                                                                                      -----------------         ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................       $         (24,121)        $    (15,153)
                                                                                      -----------------         ------------
                                                                                                 INCOME PLUS FUND
                                                                                      --------------------------------------
                                                                                                FOR THE
                                                                                       SIX MONTHS ENDED              FOR THE
                                                                                      NOVEMBER 30, 2005           YEAR ENDED
                                                                                            (UNAUDITED)         MAY 31, 2005
----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ......................................................                 460,614            2,002,705
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...................                  83,552              126,396
   SHARES REDEEMED - CLASS A ..................................................                (413,255)            (916,619)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .......................                 130,911            1,216,482
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS B ......................................................                  70,765              148,306
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ...................                  27,508               72,659
   SHARES REDEEMED - CLASS B ..................................................                (322,378)          (1,936,524)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .......................                (224,105)          (1,715,559)
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS C ......................................................                  65,540              125,914
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ...................                  12,024               22,031
   SHARES REDEEMED - CLASS C ..................................................                  77,202             (294,907)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .......................                 154,766             (146,962)
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS Z ......................................................                     N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...................                     N/A                  N/A
   SHARES REDEEMED - CLASS Z ..................................................                     N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .......................                     N/A                  N/A
                                                                                      =================         ============
   SHARES SOLD - ADMINISTRATOR CLASS ..........................................                     N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .......                     N/A                  N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ......................................                     N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...........                     N/A                  N/A
                                                                                      -----------------         ------------
   SHARES SOLD - INSTITUTIONAL CLASS ..........................................                     N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .......                     N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ......................................                     N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........                     N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ................................................................                 61,572             (646,039)
                                                                                      -----------------         ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................       $        (978,107)        $   (227,922)
                                                                                      -----------------         ------------

                                                                                          INFLATION-PROTECTED BOND FUND
                                                                                      --------------------------------------
                                                                                                FOR THE
                                                                                       SIX MONTHS ENDED              FOR THE
                                                                                      NOVEMBER 30, 2005           YEAR ENDED
                                                                                            (UNAUDITED)         MAY 31, 2005
----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ......................................................                 906,783            7,249,535
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...................                  52,707               83,847
   SHARES REDEEMED - CLASS A ..................................................                (466,170)          (6,611,810)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .......................                 493,320              721,572
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS B ......................................................                 123,591              346,269
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ...................                  15,398               26,578
   SHARES REDEEMED - CLASS B ..................................................                (149,701)            (266,582)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .......................                 (10,712)             106,265
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS C ......................................................                  97,465              456,711
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ...................                  17,204               29,618
   SHARES REDEEMED - CLASS C ..................................................                (204,459)            (332,719)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .......................                 (89,790)             153,610
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS Z ......................................................                     N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...................                     N/A                  N/A
   SHARES REDEEMED - CLASS Z ..................................................                     N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .......................                     N/A                  N/A
                                                                                      =================         ============
   SHARES SOLD - ADMINISTRATOR CLASS ..........................................               2,260,714            2,980,509
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .......                 101,577              112,164
   SHARES REDEEMED - ADMINISTRATOR CLASS ......................................                (359,733)            (655,200)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...........               2,002,558            2,437,473
                                                                                      -----------------         ------------
   SHARES SOLD - INSTITUTIONAL CLASS ..........................................                     N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .......                     N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ......................................                     N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...........                     N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ................................................................              2,395,376            3,418,920
                                                                                      -----------------         ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................       $         831,655         $  1,000,294
                                                                                      -----------------         ------------

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             INTERMEDIATE GOVERNMENT
                                                                                                   INCOME FUND
                                                                                      --------------------------------------
                                                                                                FOR THE
                                                                                       SIX MONTHS ENDED              FOR THE
                                                                                      NOVEMBER 30, 2005           YEAR ENDED
                                                                                            (UNAUDITED)         MAY 31, 2005
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................       $     579,859,268         $659,708,066

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................              10,206,271           20,714,909
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................                (298,775)          (1,868,248)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........             (13,238,109)           7,531,341
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............              (3,330,613)          26,378,002
                                                                                      -----------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ..................................................................              (2,644,025)          (6,307,745)
     CLASS B ..................................................................                (414,745)          (1,225,179)
     CLASS C ..................................................................                (184,737)            (526,903)
     CLASS Z ..................................................................                     N/A                  N/A
     ADMINISTRATOR CLASS ......................................................              (8,175,736)         (16,956,645)
     INSTITUTIONAL CLASS ......................................................                     N/A                  N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ..................................................................                       0                    0
     CLASS B ..................................................................                       0                    0
     CLASS C ..................................................................                       0                    0
     ADMINISTRATOR CLASS ......................................................                       0                    0
     INSTITUTIONAL CLASS ......................................................                     N/A                  N/A
   RETURN OF CAPITAL
     CLASS A ..................................................................                       0                    0
     CLASS B ..................................................................                       0                    0
     CLASS C ..................................................................                       0                    0
     ADMINISTRATOR CLASS ......................................................                     N/A                  N/A
                                                                                      -----------------         ------------
TOTAL DISTRIBUTION TO SHAREHOLDERS ............................................             (11,419,243)         (25,016,472)
                                                                                      -----------------         ------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ........................................               4,095,645           18,417,077
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................................               1,972,376            4,730,432
   COST OF SHARES REDEEMED - CLASS A ..........................................             (12,953,106)         (74,540,014)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .....................................................              (6,885,085)         (51,392,505)
                                                                                      -----------------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ........................................                 392,878            1,075,260
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ....................................                 301,077              887,124
   COST OF SHARES REDEEMED - CLASS B ..........................................              (5,608,316)         (19,681,601)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B .....................................................              (4,914,361)         (17,719,217)
                                                                                      -----------------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ........................................                 478,368              296,399
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................................                 131,687              378,500
   COST OF SHARES REDEEMED - CLASS C ..........................................              (2,104,950)          (9,383,535)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C .....................................................              (1,494,895)          (8,708,636)
                                                                                      -----------------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ........................................                     N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ....................................                     N/A                  N/A
   COST OF SHARES REDEEMED - CLASS Z ..........................................                     N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS Z .....................................................                    N/A                  N/A
                                                                                      =================         ============
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ............................              60,947,177          122,273,306
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ........................               2,793,404            4,573,995
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..............................             (53,801,281)        (130,237,271)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS .........................................               9,939,300           (3,389,970)
                                                                                      -----------------         ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............................                     N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........................                     N/A                  N/A
   COST OF SHARES REEDEMED - INSTITUTIONAL CLASS ..............................                     N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .........................................                     N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .........................................................              (3,355,041)         (81,210,328)
                                                                                      =================         ------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................             (18,104,897)         (79,848,798)
                                                                                      =================         ============
ENDING NET ASSETS .............................................................       $     561,754,371         $579,859,268
                                                                                      =================         ============

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                  SHORT DURATION
                                                                                               GOVERNMENT BOND FUND
                                                                                      --------------------------------------
                                                                                                FOR THE
                                                                                       SIX MONTHS ENDED              FOR THE
                                                                                      NOVEMBER 30, 2005         PERIOD ENDED
                                                                                            (UNAUDITED)         MAY 31, 2005
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................       $     585,031,498         $523,389,686

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................               9,520,854           11,634,269
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................              (2,978,667)          (3,661,229)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........              (4,512,861)           1,036,725
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............               2,029,326            9,009,765
                                                                                      -----------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ..................................................................              (1,532,841)          (1,624,709)
     CLASS B ..................................................................                (315,973)            (281,961)
     CLASS C ..................................................................                (228,835)            (572,750)
     CLASS Z ..................................................................                     N/A                  N/A
     ADMINISTRATOR CLASS ......................................................              (8,026,058)         (11,765,845)
     INSTITUTIONAL CLASS ......................................................                (161,737)                 (51)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ..................................................................                       0                    0
     CLASS B ..................................................................                       0                    0
     CLASS C ..................................................................                       0                    0
     ADMINISTRATOR CLASS ......................................................                       0                    0
     INSTITUTIONAL CLASS ......................................................                       0                    0
   RETURN OF CAPITAL
     CLASS A ..................................................................                       0                    0
     CLASS B ..................................................................                       0                    0
     CLASS C ..................................................................                       0                    0
     ADMINISTRATOR CLASS ......................................................                       0                    0
                                                                                      -----------------         ------------
TOTAL DISTRIBUTION TO SHAREHOLDERS ............................................             (10,265,444)         (14,245,316)
                                                                                      -----------------         ------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ........................................              15,845,947           83,255,392
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................................                 789,344            1,226,553
   COST OF SHARES REDEEMED - CLASS A ..........................................             (23,216,759)         (39,054,651)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A .....................................................              (6,581,468)          45,427,294
                                                                                      -----------------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS B ........................................                 470,931           21,722,632
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ....................................                 206,335              227,608
   COST OF SHARES REDEEMED - CLASS B ..........................................              (4,711,989)          (3,760,413)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B .....................................................              (4,034,723)          18,189,827
                                                                                      -----------------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS C ........................................                 336,323            2,045,754
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................................                 161,190              476,309
   COST OF SHARES REDEEMED - CLASS C ..........................................              (4,104,593)         (17,095,502)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C .....................................................              (3,607,080)         (14,573,439)
                                                                                      -----------------         ------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ........................................                     N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ....................................                     N/A                  N/A
   COST OF SHARES REDEEMED - CLASS Z ..........................................                     N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS Z .....................................................                     N/A                  N/A
                                                                                      =================         ============
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ............................              79,892,675          222,157,158
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ........................               5,191,009           10,109,832
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..............................             (86,308,358)        (214,443,360)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS .........................................              (1,224,674)          17,823,630
                                                                                      -----------------         ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ............................              18,420,445               10,000
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........................                 109,178                   51
   COST OF SHARES REEDEMED - INSTITUTIONAL CLASS ..............................              (1,058,403)                   0
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS .........................................              17,471,220               10,051
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ...............................................................               2,023,275           66,877,363
                                                                                      =================         ============
NET INCREASE (DECREASE) IN NET ASSETS .........................................              (6,212,843)          61,641,812
                                                                                      =================         ============
ENDING NET ASSETS .............................................................       $     578,818,655         $585,031,498
                                                                                      =================         ============

                                                                                                STABLE INCOME FUND
                                                                                      --------------------------------------
                                                                                                FOR THE
                                                                                             YEAR ENDED              FOR THE
                                                                                      NOVEMBER 30, 2005           YEAR ENDED
                                                                                            (UNAUDITED)         MAY 31, 2005
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................      $     467,735,579        $ 784,495,062

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................              8,706,743           10,291,557
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................               (320,661)          (1,159,777)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........             (3,765,162)           2,857,407)
                                                                                      -----------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................              4,620,920           11,989,187
                                                                                      -----------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ...................................................................             (1,458,953)          (1,626,454)
     CLASS B ...................................................................               (263,353)            (160,285)
     CLASS C ...................................................................                (91,763)             (54,451)
     CLASS Z ...................................................................                    N/A                  N/A
     ADMINISTRATOR CLASS .......................................................             (7,040,856)          (7,371,544)
     INSTITUTIONAL CLASS .......................................................                    N/A                  N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ...................................................................                      0                    0
     CLASS B ...................................................................                      0                    0
     CLASS C ...................................................................                      0                    0
     ADMINISTRATOR CLASS .......................................................                      0                    0
     INSTITUTIONAL CLASS .......................................................                    N/A                  N/A
   RETURN OF CAPITAL
     CLASS A ...................................................................                      0                    0
     CLASS B ...................................................................                      0                    0
     CLASS C ...................................................................                      0                    0
     ADMINISTRATOR CLASS .......................................................                      0                    0
                                                                                      -----------------        -------------
TOTAL DISTRIBUTION TO SHAREHOLDERS .............................................             (8,854,925)          (9,212,734)
                                                                                      -----------------        -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .........................................             11,794,235          101,726,465
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .....................................              1,168,220            1,360,412
   COST OF SHARES REDEEMED - CLASS A ...........................................            (21,787,531)        (186,738,587)
                                                                                      -----------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ......................................................             (8,825,076)         (83,651,710)
                                                                                      -----------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS B .........................................                216,198            2,480,224
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .....................................                228,253              143,199
   COST OF SHARES REDEEMED - CLASS B ...........................................             (5,443,881)         (17,339,189)
                                                                                      -----------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ......................................................             (4,999,430)         (14,715,766)
                                                                                      -----------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS C .........................................                      0            1,701,703
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .....................................                 82,502               49,550
   COST OF SHARES REDEEMED - CLASS C ...........................................             (1,814,190)          (6,883,774)
                                                                                      -----------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ......................................................             (1,731,688)          (5,132,521)
                                                                                      -----------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .........................................                    N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .....................................                    N/A                  N/A
   COST OF SHARES REDEEMED - CLASS Z ...........................................                    N/A                  N/A
                                                                                      -----------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS Z ......................................................                    N/A                  N/A
                                                                                      =================        =============
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .............................             51,963,792          207,316,379
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .........................              4,439,035            4,290,088
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...............................            (58,635,619)        (427,642,406)
                                                                                      -----------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ..........................................             (2,232,792)        (216,035,939)
                                                                                      -----------------        -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .............................                    N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .........................                    N/A                  N/A
   COST OF SHARES REEDEMED - INSTITUTIONAL CLASS ...............................                    N/A                  N/A
                                                                                      -----------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ..........................................                    N/A                  N/A
                                                                                      -----------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS ...................................            (17,788,986)        (319,535,936)
                                                                                      -----------------        =============
NET INCREASE (DECREASE) IN NET ASSETS ..........................................            (22,022,991)        (316,759,483)
                                                                                      =================        =============
ENDING NET ASSETS ..............................................................      $     445,712,588        $ 467,735,579
                                                                                      =================        =============

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              INTERMEDIATE GOVERNMENT
                                                                                                   INCOME FUND
                                                                                      --------------------------------------
                                                                                                FOR THE
                                                                                       SIX MONTHS ENDED              FOR THE
                                                                                      NOVEMBER 30, 2005           YEAR ENDED
                                                                                            (UNAUDITED)         MAY 31, 2005
----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .......................................................                377,815            1,675,538
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................                182,378              431,005
   SHARES REDEEMED - CLASS A ...................................................             (1,197,216)          (6,734,883)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ........................               (637,023)          (4,628,340)
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS B .......................................................                 36,293               98,274
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ....................                 27,882               80,918
   SHARES REDEEMED - CLASS B ...................................................               (518,173)          (1,793,849)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ........................               (453,998)          (1,614,657)
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS C .......................................................                 44,316               26,970
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................                 12,220               34,596
   SHARES REDEEMED - CLASS C ...................................................               (195,416)            (858,033)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ........................               (138,880)            (796,467)
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS Z .......................................................                    N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ....................                    N/A                  N/A
   SHARES REDEEMED - CLASS Z ...................................................                    N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ........................                    N/A                  N/A
                                                                                      =================         ============
   SHARES SOLD - ADMINISTRATOR CLASS ...........................................              5,629,224           11,083,025
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ........                258,659              417,147
   SHARES REDEEMED - ADMINISTRATOR CLASS .......................................             (4,977,446)         (11,850,838)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ............                910,437             (350,666)
                                                                                      -----------------         ------------
   SHARES SOLD - INSTITUTIONAL CLASS ...........................................                    N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........                    N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .......................................                    N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ............                    N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ................................................................               (319,464)          (7,390,130)
                                                                                      -----------------         ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...................      $      (2,514,935)        $ (1,301,964)
                                                                                      -----------------         ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                  SHORT DURATION
                                                                                               GOVERNMENT BOND FUND
                                                                                      --------------------------------------
                                                                                                FOR THE
                                                                                       SIX MONTHS ENDED              FOR THE
                                                                                      NOVEMBER 30, 2005         PERIOD ENDED
                                                                                            (UNAUDITED)         MAY 31, 2005
----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..................................................                   1,593,601            8,470,876
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............                      79,383              121,786
   SHARES REDEEMED - CLASS A ..............................................                  (2,336,163)          (3,870,700)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...................                    (663,179)           4,721,962
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS B ..................................................                      47,409            2,093,155
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............                      20,736               22,604
   SHARES REDEEMED - CLASS B ..............................................                    (472,893)            (373,925)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...................                    (404,748)           1,741,834
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS C ..................................................                      33,657              201,968
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............                      16,186               47,168
   SHARES REDEEMED - CLASS C ..............................................                    (412,368)          (1,692,409)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...................                    (362,525)          (1,443,273)
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS Z ..................................................                         N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............                         N/A                  N/A
   SHARES REDEEMED - CLASS Z ..............................................                         N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ...................                         N/A                  N/A
                                                                                      =================         ============
   SHARES SOLD - ADMINISTRATOR CLASS ......................................                   8,020,942           31,946,440
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...                     521,333            1,002,109
   SHARES REDEEMED - ADMINISTRATOR CLASS ..................................                  (8,680,816)         (21,230,385)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .......                    (138,541           11,718,164
                                                                                      -----------------         ------------
   SHARES SOLD - INSTITUTIONAL CLASS ......................................                   1,852,769                1,001
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...                      11,003                    5
   SHARES REDEEMED - INSTITUTIONAL CLASS ..................................                    (106,934)                   0
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .......                   1,756,838                1,006
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .....................................................                     187,845           16,739,693
                                                                                      -----------------         ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..............           $        (783,537)        $    (38,948)
                                                                                      -----------------         ------------

                                                                                                STABLE INCOME FUND
                                                                                      --------------------------------------
                                                                                                FOR THE
                                                                                             YEAR ENDED              FOR THE
                                                                                      NOVEMBER 30, 2005           YEAR ENDED
                                                                                            (UNAUDITED)         MAY 31, 2005
----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .......................................................              1,140,223            9,822,891
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ....................                113,189              131,422
   SHARES REDEEMED - CLASS A ...................................................             (2,106,076)         (18,032,821)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ........................               (852,664)          (8,078,508)
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS B .......................................................                 20,904              240,053
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ....................                 22,140               13,851
   SHARES REDEEMED - CLASS B ...................................................               (526,914)          (1,677,263)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ........................               (483,870)          (1,423,359)
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS C .......................................................                      0              164,865
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ....................                  8,017                4,800
   SHARES REDEEMED - CLASS C ...................................................               (175,988)            (666,853)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ........................               (167,971)            (497,188)
                                                                                      -----------------         ------------
   SHARES SOLD - CLASS Z .......................................................                    N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ....................                    N/A                  N/A
   SHARES REDEEMED - CLASS Z ...................................................                    N/A                  N/A
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ........................                    N/A                  N/A
                                                                                      =================         ============
   SHARES SOLD - ADMINISTRATOR CLASS ...........................................              5,022,382           20,032,532
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ........                430,195              414,451
   SHARES REDEEMED - ADMINISTRATOR CLASS .......................................             (5,666,082)         (41,316,112)
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ............               (213,505)         (20,869,129)
                                                                                      -----------------         ------------
   SHARES SOLD - INSTITUTIONAL CLASS ...........................................                      0                    0
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ........                      0                    0
   SHARES REDEEMED - INSTITUTIONAL CLASS .......................................                      0                    0
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ............                      0                    0
                                                                                      -----------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ................................................................             (1,718,010)          30,868,184
                                                                                      -----------------         ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...................      $         340,809         $    488,990
                                                                                      -----------------         ------------

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        STRATEGIC INCOME FUND
                                                                                ----------------------------------
                                                                                          FOR THE
                                                                                 SIX MONTHS ENDED          FOR THE
                                                                                NOVEMBER 30, 2005     PERIOD ENDED
                                                                                      (UNAUDITED)     MAY 31, 2005
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .................................................    $      27,138,237   $   28,696,705

OPERATIONS:
      NET INVESTMENT INCOME (LOSS) .........................................              801,730          915,495
      NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................               59,533          859,069
      NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..              (86,894)      (1,373,580)
                                                                                -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............              774,369          400,984
                                                                                -----------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..............................................................             (421,859)        (489,066)
      CLASS B ..............................................................             (277,429)        (304,693)
      CLASS C ..............................................................             (102,479)        (131,969)
      CLASS Z ..............................................................                  N/A              N/A
      ADMINISTRATOR CLASS ..................................................                  N/A              N/A
      INSTITUTIONAL CLASS ..................................................                  N/A              N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..............................................................                    0                0
      CLASS B ..............................................................                    0                0
      CLASS C ..............................................................                    0                0
      ADMINISTRATOR CLASS ..................................................                  N/A              N/A
      INSTITUTIONAL CLASS ..................................................                  N/A              N/A
   RETURN OF CAPITAL
      CLASS A ..............................................................                    0                0
      CLASS B ..............................................................                    0                0
      CLASS C ..............................................................                    0                0
      ADMINISTRATOR CLASS ..................................................                  N/A              N/A
                                                                                -----------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................             (801,767)        (925,728)
                                                                                -----------------   --------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................            3,146,483        3,960,827
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................              341,714          516,555
   COST OF SHARES REDEEMED - CLASS A .......................................           (2,573,374)      (4,762,116)
                                                                                -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A ............................................              914,823         (284,734)
                                                                                -----------------   --------------
   PROCEEDS FROM SHARES SOLD - CLASS B .....................................            1,019,080          924,054
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................              207,219          250,179
   COST OF SHARES REDEEMED - CLASS B .......................................           (1,373,286)        (978,845)
                                                                                -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS B ............................................             (146,987)         195,388
                                                                                -----------------   --------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................              548,544          201,815
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................               78,191          128,063
   COST OF SHARES REDEEMED - CLASS C .......................................             (767,803)      (1,274,256)
                                                                                -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS C ............................................             (141,068)        (944,378)
                                                                                -----------------   --------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .....................................                  N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .................................                  N/A              N/A
   COST OF SHARES REDEEMED - CLASS Z .......................................                  N/A              N/A
                                                                                -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS Z ............................................                  N/A              N/A
                                                                                -----------------   --------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................                  N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................                  N/A              N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................                  N/A              N/A
                                                                                -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADMINISTRATOR CLASS ................................                  N/A              N/A
                                                                                -----------------   --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........................                  N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................                  N/A              N/A
   COST OF SHARES REEDEMED - INSTITUTIONAL CLASS ...........................                  N/A              N/A
                                                                                -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ................................                  N/A              N/A
                                                                                -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ......................................................              626,768       (1,033,724)
                                                                                =================   ==============
NET INCREASE (DECREASE) IN NET ASSETS ......................................              599,370       (1,558,468)
                                                                                =================   ==============
ENDING NET ASSETS ..........................................................    $      27,737,607   $   27,138,237
                                                                                =================   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                        TOTAL RETURN BOND FUND
                                                                                --------------------------------------
                                                                                          FOR THE
                                                                                 SIX MONTHS ENDED              FOR THE
                                                                                NOVEMBER 30, 2005           YEAR ENDED
                                                                                      (UNAUDITED)         MAY 31, 2005
------------------------------------------------------------------------------  --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS ................................................     $   1,120,244,083    $     312,834,242

OPERATIONS:
      NET INVESTMENT INCOME (LOSS) ........................................            23,564,268           19,443,156
      NET REALIZED GAIN (LOSS) ON INVESTMENTS .............................            (7,626,476)           4,035,385
      NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .           (23,952,879)          12,218,749
                                                                                -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........            (8,015,087)          35,697,290
                                                                                -----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .............................................................            (1,622,217)          (1,814,906)
      CLASS B .............................................................              (400,697)            (286,985)
      CLASS C .............................................................              (140,542)            (174,748)
      CLASS Z .............................................................              (286,389)            (146,176)
      ADMINISTRATOR CLASS .................................................           (15,384,286)         (13,063,580)
      INSTITUTIONAL CLASS .................................................            (5,829,563)          (4,603,653)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .............................................................                     0              (86,029)
      CLASS B .............................................................                     0              (16,638)
      CLASS C .............................................................                     0              (12,709)
      ADMINISTRATOR CLASS .................................................                     0             (769,437)
      INSTITUTIONAL CLASS .................................................                     0             (247,798)
   RETURN OF CAPITAL
      CLASS A .............................................................                     0                    0
      CLASS B .............................................................                     0                    0
      CLASS C .............................................................                     0                    0
      ADMINISTRATOR CLASS .................................................                     0                    0
                                                                                -----------------    -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................           (23,663,694)         (21,222,659)
                                                                                -----------------    -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ....................................            23,486,177          110,647,919
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ................................             1,024,540            1,305,848
   COST OF SHARES REDEEMED - CLASS A ......................................           (17,620,381)         (76,848,263)
                                                                                -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A ...........................................             6,890,336           35,105,504
                                                                                -----------------    -----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ....................................              1,604,601          22,594,808
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ................................                277,589             252,614
   COST OF SHARES REDEEMED - CLASS B ......................................             (3,471,432)         (3,016,981)
                                                                                 -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS B ...........................................             (1,589,242)         19,830,441
                                                                                 -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS C ....................................                938,264           5,615,023
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ................................                100,251             166,732
   COST OF SHARES REDEEMED - CLASS C ......................................             (1,624,472)         (2,369,488)
                                                                                 -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS C ...........................................               (585,957)          3,412,267
                                                                                 -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - CLASS Z ....................................              1,515,330          28,813,968
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z ................................                249,894             142,589
   COST OF SHARES REDEEMED - CLASS Z ......................................            (22,756,212)         (1,785,819)
                                                                                 -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS Z ...........................................            (20,990,988)         27,170,738
                                                                                 -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ........................            217,489,077         928,820,960
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ....................              9,807,304          12,104,332
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ..........................           (136,941,702)       (428,858,336)
                                                                                 -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADMINISTRATOR CLASS ...............................             90,354,679         512,066,956
                                                                                 -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ........................            164,979,765         220,670,592
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ....................              4,491,868           4,684,190
   COST OF SHARES REEDEMED - INSTITUTIONAL CLASS ..........................           (101,200,780)        (30,005,478)
                                                                                 -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...............................             68,270,853         195,349,304
                                                                                 -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .....................................................            142,349,681         792,935,210
                                                                                 =================   =================
NET INCREASE (DECREASE) IN NET ASSETS .....................................            110,670,900         807,409,841
                                                                                 =================   =================
ENDING NET ASSETS .........................................................      $   1,230,914,983   $   1,120,244,083
                                                                                 =================   =================

                                                                                  ULTRA-SHORT DURATION BOND FUND
                                                                                ----------------------------------
                                                                                          FOR THE
                                                                                 SIX MONTHS ENDED          FOR THE
                                                                                NOVEMBER 30, 2005     PERIOD ENDED
                                                                                      (UNAUDITED)     MAY 31, 2005
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .................................................    $      42,944,280   $   55,046,784

OPERATIONS:
      NET INVESTMENT INCOME (LOSS) .........................................              661,662          631,724
      NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................               47,795           43,940
      NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..             (197,219)        (240,466)
                                                                                -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............              512,238          435,198
                                                                                -----------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..............................................................             (286,580)        (294,998)
      CLASS B ..............................................................             (129,245)        (120,644)
      CLASS C ..............................................................              (92,808)        (100,308)
      CLASS Z ..............................................................             (231,409)        (251,097)
      ADMINISTRATOR CLASS ..................................................                  N/A              N/A
      INSTITUTIONAL CLASS ..................................................                  N/A              N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..............................................................                    0                0
      CLASS B ..............................................................                    0                0
      CLASS C ..............................................................                    0                0
      ADMINISTRATOR CLASS ..................................................                  N/A              N/A
      INSTITUTIONAL CLASS ..................................................                  N/A              N/A
   RETURN OF CAPITAL
      CLASS A ..............................................................                    0                0
      CLASS B ..............................................................                    0                0
      CLASS C ..............................................................                    0                0
      ADMINISTRATOR CLASS ..................................................                  N/A              N/A
                                                                                -----------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................................             (740,042)        (767,047)
                                                                                -----------------   --------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .....................................            3,725,036        1,891,497
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .................................              231,608          322,590
   COST OF SHARES REDEEMED - CLASS A .......................................           (5,383,858)      (6,015,277)
                                                                                -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A ............................................           (1,427,214)      (3,801,190)
                                                                                -----------------   --------------

   PROCEEDS FROM SHARES SOLD - CLASS B .....................................              414,063          376,412
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .................................              100,860          108,613
   COST OF SHARES REDEEMED - CLASS B .......................................           (1,715,134)      (2,107,175)
                                                                                -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS B ............................................           (1,200,211)      (1,622,150)
                                                                                -----------------   --------------
   PROCEEDS FROM SHARES SOLD - CLASS C .....................................              249,368          667,554
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .................................               66,436           82,165
   COST OF SHARES REDEEMED - CLASS C .......................................           (2,046,103)      (4,254,535)
                                                                                -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS C ............................................           (1,730,299)      (3,504,816)
                                                                                -----------------   --------------
   PROCEEDS FROM SHARES SOLD - CLASS Z .....................................              155,322          498,156
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z .................................              182,332          271,761
   COST OF SHARES REDEEMED - CLASS Z .......................................           (2,350,220)      (3,612,416)
                                                                                -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS Z ............................................           (2,012,566)      (2,842,499)
                                                                                -----------------   --------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .........................                  N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .....................                  N/A              N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ...........................                  N/A              N/A
                                                                                -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADMINISTRATOR CLASS ................................                  N/A              N/A
                                                                                -----------------   --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .........................                  N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .....................                  N/A              N/A
   COST OF SHARES REEDEMED - INSTITUTIONAL CLASS ...........................                  N/A              N/A
                                                                                -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ................................                  N/A              N/A
                                                                                -----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ......................................................           (6,370,290)     (11,770,655)
                                                                                =================   ==============
NET INCREASE (DECREASE) IN NET ASSETS ......................................           (6,598,094)     (12,102,504)
                                                                                =================   ==============
ENDING NET ASSETS ..........................................................    $      36,346,186   $   42,944,280
                                                                                =================   ==============

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  STRATEGIC INCOME FUND
                                                                                            ---------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED         FOR THE
                                                                                            NOVEMBER 30, 2005    PERIOD ENDED
                                                                                                  (UNAUDITED)    MAY 31, 2005
-----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................................            306,632         376,770
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................             39,526          49,485
   SHARES REDEEMED - CLASS A .............................................................           (259,740)       (454,401)
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................             86,418         (28,146)
                                                                                            -----------------   -------------
   SHARES SOLD - CLASS B .................................................................             99,830          87,422
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................             24,151          24,014
   SHARES REDEEMED - CLASS B .............................................................           (134,698)        (95,464)
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................            (10,717)         15,972
                                                                                            -----------------   -------------
   SHARES SOLD - CLASS C .................................................................             53,600          19,203
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................              9,178          12,291
   SHARES REDEEMED - CLASS C .............................................................            (75,168)       (122,183)
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................            (12,390)        (90,689)
                                                                                            -----------------   -------------
   SHARES SOLD - CLASS Z .................................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................                N/A             N/A
   SHARES REDEEMED - CLASS Z .............................................................                N/A             N/A
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..................................                N/A             N/A
                                                                                            =================   =============
   SHARES SOLD - ADMINISTRATOR CLASS .....................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................                N/A             N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................................                N/A             N/A
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................                N/A             N/A
                                                                                            -----------------   -------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................                N/A             N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................                N/A             N/A
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................                N/A             N/A
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..             63,311        (102,863)
                                                                                            -----------------   -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................  $          (2,051)  $      (2,031)
                                                                                            -----------------   -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                  TOTAL RETURN BOND FUND
                                                                                            ---------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED         FOR THE
                                                                                            NOVEMBER 30, 2005      YEAR ENDED
                                                                                                  (UNAUDITED)    MAY 31, 2005
-----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................................          1,881,768       8,954,344
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................             82,046         104,189
   SHARES REDEEMED - CLASS A .............................................................         (1,412,959)     (6,095,643)
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................            550,855       2,962,890
                                                                                            -----------------   -------------
   SHARES SOLD - CLASS B .................................................................            128,693       1,760,336
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................             22,206          20,105
   SHARES REDEEMED - CLASS B .............................................................           (278,302)       (240,590)
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................           (127,403)      1,539,851
                                                                                            -----------------   -------------
   SHARES SOLD - CLASS C .................................................................             75,646         449,465
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................              8,063          13,346
   SHARES REDEEMED - CLASS C .............................................................           (130,596)       (190,526)
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................            (46,887)        272,285
                                                                                            -----------------   -------------
   SHARES SOLD - CLASS Z .................................................................            123,150       2,486,928
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................             20,287          11,528
   SHARES REDEEMED - CLASS Z .............................................................         (1,853,955)       (145,160)
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..................................         (1,710,518)      2,353,296
                                                                                            =================   =============
   SHARES SOLD - ADMINISTRATOR CLASS .....................................................         17,680,410      75,030,073
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................            798,822         981,150
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................................        (11,135,250)    (34,610,638)
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................          7,343,982      41,400,585
                                                                                            -----------------   -------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................         13,410,799      17,899,527
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................            366,332         379,637
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................         (8,225,031)     (2,437,420)
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................          5,552,100      15,841,744
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..         11,562,129      64,370,651
                                                                                            -----------------   -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................  $        (329,187)  $      89,342
                                                                                            -----------------   -------------

                                                                                              ULTRA-SHORT DURATION BOND FUND
                                                                                            ---------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED         FOR THE
                                                                                            NOVEMBER 30, 2005    PERIOD ENDED
                                                                                                  (UNAUDITED)    MAY 31, 2005
-----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................................            387,283         195,959
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................             24,097          33,383
   SHARES REDEEMED - CLASS A .............................................................           (559,811)       (622,596)
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................           (148,431)       (393,254)
                                                                                            -----------------   -------------
   SHARES SOLD - CLASS B .................................................................             43,201          39,067
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................             10,515          11,266
   SHARES REDEEMED - CLASS B .............................................................           (178,725)       (218,614)
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................           (125,009)       (168,281)
                                                                                            -----------------   -------------
   SHARES SOLD - CLASS C .................................................................             25,928          69,149
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................              6,912           8,604
   SHARES REDEEMED - CLASS C .............................................................           (212,820)       (440,246)
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................           (179,980)       (362,493)
                                                                                            -----------------   -------------
   SHARES SOLD - CLASS Z .................................................................             16,213          51,821
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............................             19,041          28,222
   SHARES REDEEMED - CLASS Z .............................................................           (245,249)       (375,125)
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..................................           (209,995)       (295,082)
                                                                                            =================   =============
   SHARES SOLD - ADMINISTRATOR CLASS .....................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................                N/A             N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................................                N/A             N/A
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................                N/A             N/A
                                                                                            -----------------   -------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................                N/A             N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................                N/A             N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................                N/A             N/A
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................                N/A             N/A
                                                                                            -----------------   -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..           (663,415)     (1,219,110)
                                                                                            -----------------   -------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................  $         (78,379)  $           0
                                                                                            -----------------   -------------

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                      BEGINNING         NET             AND  DISTRIBUTIONS     DISTRIBUTIONS
                                                      NET ASSET  INVESTMENT      UNREALIZED       FROM NET          FROM NET
                                                      VALUE PER      INCOME  GAIN (LOSS) ON     INVESTMENT          REALIZED
                                                          SHARE      (LOSS)     INVESTMENTS         INCOME             GAINS
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....     $ 25.82        0.55           (0.67)         (0.54)             0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $ 25.58        0.92            0.39          (0.92)            (0.15)
JUNE 1, 2003 TO MAY 31, 2004 ......................     $ 26.57        0.96           (0.93)         (0.98)            (0.04)
JUNE 1, 2002 TO MAY 31, 2003 ......................     $ 25.63        1.06            0.97          (1.05)            (0.04)
JUNE 1, 2001 TO MAY 31, 2002 ......................     $ 25.68        1.21            0.16          (1.20)            (0.22)
JUNE 1, 2000 TO MAY 31, 2001 ......................     $ 25.22        1.43            1.44          (2.41)             0.00

HIGH YIELD BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....     $ 10.21        0.37           (0.02)         (0.37)             0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $ 10.45        0.76           (0.04)         (0.77)            (0.19)
JUNE 1, 2003 TO MAY 31, 2004 ......................     $ 10.28        0.75            0.18          (0.74)            (0.02)
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............     $ 10.00        0.26            0.27          (0.25)             0.00

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....     $ 10.21        0.33           (0.03)         (0.33)             0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $ 10.45        0.68           (0.04)         (0.69)            (0.19)
JUNE 1, 2003 TO MAY 31, 2004 ......................     $ 10.28        0.67            0.18          (0.66)            (0.02)
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............     $ 10.00        0.22            0.28          (0.22)             0.00

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....     $ 10.22        0.33           (0.03)         (0.33)             0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $ 10.46        0.68           (0.04)         (0.69)            (0.19)
JUNE 1, 2003 TO MAY 31, 2004 ......................     $ 10.29        0.67            0.18          (0.66)            (0.02)
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............     $ 10.00        0.22            0.29          (0.22)             0.00

INCOME PLUS FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....     $ 10.99        0.22           (0.20)         (0.34)             0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $ 10.84        0.57            0.20          (0.62)             0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................     $ 11.31        0.55           (0.39)         (0.63)             0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................     $ 10.81        0.59            0.61          (0.70)             0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................     $ 10.80        0.66            0.02          (0.67)             0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................     $ 10.60        0.72            0.31          (0.83)             0.00

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....     $ 10.99        0.15           (0.17)         (0.30)             0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $ 10.84        0.46            0.23          (0.54)             0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................     $ 11.31        0.45           (0.37)         (0.55)             0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................     $ 10.82        0.50            0.60          (0.61)             0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................     $ 10.80        0.58            0.03          (0.59)             0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................     $ 10.61        0.65            0.29          (0.75)             0.00

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....     $ 10.99        0.19           (0.21)         (0.30)             0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $ 10.84        0.51            0.18          (0.54)             0.00
JUNE 1, 2003 TO MAY 31, 2004 ......................     $ 11.31        0.44           (0.36)         (0.55)             0.00
JUNE 1, 2002 TO MAY 31, 2003 ......................     $ 10.82        0.52            0.58          (0.61)             0.00
JUNE 1, 2001 TO MAY 31, 2002 ......................     $ 10.80        0.58            0.03          (0.59)             0.00
JUNE 1, 2000 TO MAY 31, 2001 ......................     $ 10.61        0.65            0.29          (0.75)             0.00

INFLATION-PROTECTED BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....     $ 10.45        0.30           (0.39)         (0.33)             0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $ 10.04        0.37            0.43          (0.33)            (0.06)
JUNE 1, 2003 TO MAY 31, 2004 ......................     $ 10.14        0.29           (0.13)         (0.23)            (0.03)
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............     $ 10.00        0.15            0.14          (0.15)             0.00

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....     $ 10.42        0.28           (0.41)         (0.29)             0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $ 10.03        0.31            0.40          (0.26)            (0.06)
JUNE 1, 2003 TO MAY 31, 2004 ......................     $ 10.13        0.20           (0.12)         (0.15)            (0.03)
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............     $ 10.00        0.13            0.13          (0.13)             0.00

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....     $ 10.43        0.28           (0.41)         (0.29)             0.00
JUNE 1, 2004 TO MAY 31, 2005 ......................     $ 10.04        0.31            0.40          (0.26)            (0.06)
JUNE 1, 2003 TO MAY 31, 2004 ......................     $ 10.13        0.21           (0.12)         (0.15)            (0.03)
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............     $ 10.00        0.13            0.13          (0.13)             0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                   ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                NET ASSET  ---------------------------------------------------------
                                                     RETURN OF  VALUE PER  NET INVESTMENT     GROSS        EXPENSES          NET
                                                       CAPITAL      SHARE   INCOME (LOSS)  EXPENSES          WAIVED     EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....       0.00    $ 25.16            4.19%     0.99%(5)       (0.29)%(5)    0.70%(5)
JUNE 1, 2004 TO MAY 31, 2005 ......................       0.00    $ 25.82            3.53%     0.91%(5)(12)   (0.21)%(5)    0.70%(5)
JUNE 1, 2003 TO MAY 31, 2004 ......................       0.00    $ 25.58            3.65%     0.86%(5)       (0.16)%(5)    0.70%(5)
JUNE 1, 2002 TO MAY 31, 2003 ......................       0.00    $ 26.57            4.08%     0.89%(5)       (0.19)%(5)    0.70%(5)
JUNE 1, 2001 TO MAY 31, 2002 ......................       0.00    $ 25.63            4.74%     0.87%(5)       (0.17)%(5)    0.70%(5)
JUNE 1, 2000 TO MAY 31, 2001 ......................       0.00    $ 25.68            5.75%     0.83%(5)       (0.13)%(5)    0.70%(5)

HIGH YIELD BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....       0.00    $ 10.19            7.11%     1.22%          (0.07)%       1.15%
JUNE 1, 2004 TO MAY 31, 2005 ......................       0.00    $ 10.21            7.17%     1.24%          (0.09)%       1.15%
JUNE 1, 2003 TO MAY 31, 2004 ......................       0.00    $ 10.45            7.08%     1.24%          (0.09)%       1.15%
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............       0.00    $ 10.28            5.86%     1.32%          (0.17)%       1.15%

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....       0.00    $ 10.18            6.37%     1.97%          (0.07)%       1.90%
JUNE 1, 2004 TO MAY 31, 2005 ......................       0.00    $ 10.21            6.44%     1.99%          (0.09)%       1.90%
JUNE 1, 2003 TO MAY 31, 2004 ......................       0.00    $ 10.45            6.35%     1.99%          (0.09)%       1.90%
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............       0.00    $ 10.28            6.49%     2.13%          (0.23)%       1.90%

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....       0.00    $ 10.19            6.37%     1.97%          (0.07)%       1.90%
JUNE 1, 2004 TO MAY 31, 2005 ......................       0.00    $ 10.22            6.43%     1.99%          (0.09)%       1.90%
JUNE 1, 2003 TO MAY 31, 2004 ......................       0.00    $ 10.46            6.34%     1.99%          (0.09)%       1.90%
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............       0.00    $ 10.29            6.53%     2.15%          (0.25)%       1.90%

INCOME PLUS FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....       0.00    $ 10.67            3.98%     1.33%          (0.33)%       1.00%
JUNE 1, 2004 TO MAY 31, 2005 ......................       0.00    $ 10.99            5.48%     1.25%          (0.67)%       0.58%
JUNE 1, 2003 TO MAY 31, 2004 ......................       0.00    $ 10.84            4.92%     1.31%          (0.63)%       0.68%
JUNE 1, 2002 TO MAY 31, 2003 ......................       0.00    $ 11.31            5.42%     1.32%          (0.32)%       1.00%
JUNE 1, 2001 TO MAY 31, 2002 ......................       0.00    $ 10.81            6.05%     1.47%          (0.37)%       1.10%
JUNE 1, 2000 TO MAY 31, 2001 ......................       0.00    $ 10.80            6.97%     1.44%          (0.34)%       1.10%

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....       0.00    $ 10.67            3.21%     2.08%          (0.33)%       1.75%
JUNE 1, 2004 TO MAY 31, 2005 ......................       0.00    $ 10.99            4.76%     2.00%          (0.68)%       1.32%
JUNE 1, 2003 TO MAY 31, 2004 ......................       0.00    $ 10.84            4.13%     2.05%          (0.60)%       1.45%
JUNE 1, 2002 TO MAY 31, 2003 ......................       0.00    $ 11.31            4.68%     2.12%          (0.37)%       1.75%
JUNE 1, 2001 TO MAY 31, 2002 ......................       0.00    $ 10.82            5.29%     2.32%          (0.47)%       1.85%
JUNE 1, 2000 TO MAY 31, 2001 ......................       0.00    $ 10.80            6.26%     2.21%          (0.36)%       1.85%

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....       0.00    $ 10.67            3.23%     2.08%          (0.33)%       1.75%
JUNE 1, 2004 TO MAY 31, 2005 ......................       0.00    $ 10.99            4.74%     2.00%          (0.68)%       1.32%
JUNE 1, 2003 TO MAY 31, 2004 ......................       0.00    $ 10.84            4.12%     2.05%          (0.59)%       1.46%
JUNE 1, 2002 TO MAY 31, 2003 ......................       0.00    $ 11.31            4.63%     2.07%          (0.32)%       1.75%
JUNE 1, 2001 TO MAY 31, 2002 ......................       0.00    $ 10.82            5.31%     2.34%          (0.49)%       1.85%
JUNE 1, 2000 TO MAY 31, 2001 ......................       0.00    $ 10.80            6.26%     2.27%          (0.42)%       1.85%

INFLATION-PROTECTED BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....       0.00    $ 10.03            4.99%     1.19%          (0.34)%       0.85%
JUNE 1, 2004 TO MAY 31, 2005 ......................       0.00    $ 10.45            3.63%     1.23%          (0.37)%       0.86%
JUNE 1, 2003 TO MAY 31, 2004 ......................       0.00    $ 10.04            3.18%     1.44%          (0.54)%       0.90%
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............       0.00    $ 10.14            8.55%     1.82%          (0.92)%       0.90%

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....       0.00    $ 10.00            4.29%     1.94%          (0.34)%       1.60%
JUNE 1, 2004 TO MAY 31, 2005 ......................       0.00    $ 10.42            2.99%     1.99%          (0.39)%       1.60%
JUNE 1, 2003 TO MAY 31, 2004 ......................       0.00    $ 10.03            2.14%     2.19%          (0.54)%       1.65%
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............       0.00    $ 10.13            7.33%     2.72%          (1.07)%       1.65%

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....       0.00    $ 10.01            4.29%     1.94%          (0.34)%       1.60%
JUNE 1, 2004 TO MAY 31, 2005 ......................       0.00    $ 10.43            3.00%     1.99%          (0.39)%       1.60%
JUNE 1, 2003 TO MAY 31, 2004 ......................       0.00    $ 10.04            2.22%     2.19%          (0.54)%       1.65%
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............       0.00    $ 10.13            7.81%     2.65%          (1.00)%       1.65%

                                                             TOTAL    PORTFOLIO        NET ASSETS AT
                                                         RETURN(2)     TURNOVER        END OF PERIOD
                                                                           RATE      (000'S OMITTED)
----------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
----------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....          (0.47)%         83%(6)        $ 112,656
JUNE 1, 2004 TO MAY 31, 2005 ......................           5.24%          56%(6)        $ 133,277
JUNE 1, 2003 TO MAY 31, 2004 ......................           0.09%         115%(6)        $ 191,875
JUNE 1, 2002 TO MAY 31, 2003 ......................           8.11%          67%(6)        $ 372,822
JUNE 1, 2001 TO MAY 31, 2002 ......................           5.44%          93%(6)        $ 336,184
JUNE 1, 2000 TO MAY 31, 2001 ......................          11.74%         113%(6)        $ 269,121

HIGH YIELD BOND FUND
----------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....           3.42%          49%           $ 194,637
JUNE 1, 2004 TO MAY 31, 2005 ......................           6.99%          81%           $ 201,997
JUNE 1, 2003 TO MAY 31, 2004 ......................           9.24%          39%           $ 243,511
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............           5.40%          29%           $ 120,168

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....           2.94%          49%           $  24,244
JUNE 1, 2004 TO MAY 31, 2005 ......................           6.20%          81%           $  26,501
JUNE 1, 2003 TO MAY 31, 2004 ......................           8.43%          39%           $  27,248
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............           5.05%          29%           $  11,563

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....           2.94%          49%           $  17,460
JUNE 1, 2004 TO MAY 31, 2005 ......................           6.20%          81%           $  20,573
JUNE 1, 2003 TO MAY 31, 2004 ......................           8.42%          39%           $  26,221
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ..............           5.12%          29%           $  12,220

INCOME PLUS FUND
----------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....           0.15%          82%           $  42,802
JUNE 1, 2004 TO MAY 31, 2005 ......................           7.27%         132%           $  42,676
JUNE 1, 2003 TO MAY 31, 2004 ......................           1.43%         185%           $  28,898
JUNE 1, 2002 TO MAY 31, 2003 ......................          11.53%         130%           $  20,815
JUNE 1, 2001 TO MAY 31, 2002 ......................           6.48%          63%           $  20,188
JUNE 1, 2000 TO MAY 31, 2001 ......................          10.06%          63%           $  12,468

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....          (0.22)%         82%           $  17,174
JUNE 1, 2004 TO MAY 31, 2005 ......................           6.47%         132%           $  20,165
JUNE 1, 2003 TO MAY 31, 2004 ......................           0.68%         185%           $  38,486
JUNE 1, 2002 TO MAY 31, 2003 ......................          10.60%         130%           $  47,516
JUNE 1, 2001 TO MAY 31, 2002 ......................           5.78%          63%           $  46,760
JUNE 1, 2000 TO MAY 31, 2001 ......................           9.14%          63%           $  34,203

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....          (0.22)%         82%           $   6,263
JUNE 1, 2004 TO MAY 31, 2005 ......................           6.47%         132%           $   6,451
JUNE 1, 2003 TO MAY 31, 2004 ......................           0.68%         185%           $   7,955
JUNE 1, 2002 TO MAY 31, 2003 ......................          10.60%         130%           $  10,945
JUNE 1, 2001 TO MAY 31, 2002 ......................           5.78%          63%           $   7,328
JUNE 1, 2000 TO MAY 31, 2001 ......................           9.14%          63%           $   3,253

INFLATION-PROTECTED BOND FUND
----------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....          (0.87)%          2%           $  32,237
JUNE 1, 2004 TO MAY 31, 2005 ......................           8.12%         425%           $  28,437
JUNE 1, 2003 TO MAY 31, 2004 ......................           1.65%         155%           $  20,087
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............           2.94%         115%           $   5,136

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....          (1.25)%          2%           $  11,570
JUNE 1, 2004 TO MAY 31, 2005 ......................           7.13%         425%           $  12,168
JUNE 1, 2003 TO MAY 31, 2004 ......................           0.89%         155%           $  10,645
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............           2.65%         115%           $   5,034

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .....          (1.25)%          2%           $  12,416
JUNE 1, 2004 TO MAY 31, 2005 ......................           7.12%         425%           $  13,873
JUNE 1, 2003 TO MAY 31, 2004 ......................           0.99%         155%           $  11,813
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ..............           2.65%         115%           $   4,441

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                    BEGINNING          NET              AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                    NET ASSET   INVESTMENT       UNREALIZED        FROM NET        FROM NET
                                                    VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                        SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS
---------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND (CONTINUED)

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...   $   10.43         0.30            (0.38)          (0.34)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ....................   $   10.03         0.39             0.43           (0.36)          (0.06)
JUNE 1, 2003 TO MAY 31, 2004 ....................   $   10.13         0.30            (0.12)          (0.25)          (0.03)
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ............   $   10.00         0.16             0.13           (0.16)           0.00

INTERMEDIATE GOVERNMENT INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...   $   10.96         0.18            (0.24)          (0.21)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ....................   $   10.94         0.34             0.12           (0.44)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ....................   $   11.70         0.36            (0.60)          (0.52)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ....................   $   11.19         0.41             0.68           (0.58)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ....................   $   11.02         0.51             0.28           (0.62)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ....................   $   10.56         0.66             0.47           (0.67)           0.00

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...   $   10.94         0.08            (0.18)          (0.17)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ....................   $   10.93         0.12             0.24           (0.35)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ....................   $   11.68         0.08            (0.40)          (0.43)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ....................   $   11.18         0.33             0.67           (0.50)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ....................   $   11.01         0.43             0.28           (0.54)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ....................   $   10.55         0.58             0.47           (0.59)           0.00

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...   $   10.92         0.11            (0.22)          (0.17)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ....................   $   10.90         0.15             0.22           (0.35)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ....................   $   11.66         0.12            (0.45)          (0.43)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ....................   $   11.17         0.39             0.61           (0.51)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ....................   $   11.01         0.46             0.24           (0.54)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ....................   $   10.55         0.58             0.47           (0.59)           0.00

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...   $   10.96         0.20            (0.26)          (0.22)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ....................   $   10.94         0.39             0.10           (0.47)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ....................   $   11.69         0.33            (0.53)          (0.55)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ....................   $   11.19         0.44             0.68           (0.62)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ....................   $   11.02         0.54             0.28           (0.65)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ....................   $   10.56         0.69             0.47           (0.70)           0.00

SHORT DURATION GOVERNMENT BOND FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...   $   10.01         0.19            (0.15)          (0.17)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ....................   $   10.13         0.27            (0.09)          (0.30)           0.00
JULY 1, 2003(3) TO MAY 31, 2004 .................   $   10.28         0.17            (0.12)          (0.17)          (0.03)
JULY 1, 2002 TO JUNE 30, 2003 ...................   $   10.24         0.41             0.10           (0.39)          (0.08)
JULY 1, 2001 TO JUNE 30, 2002 ...................   $   10.19         0.43             0.22           (0.47)          (0.13)
JULY 1, 2000 TO JUNE 30, 2001(8) ................   $    9.88         0.55             0.31           (0.55)           0.00

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...   $   10.02         0.15            (0.16)          (0.13)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ....................   $   10.13         0.19            (0.08)          (0.22)           0.00
JULY 1, 2003(3) TO MAY 31, 2004 .................   $   10.29         0.11            (0.14)          (0.10)          (0.03)
JULY 1, 2002 TO JUNE 30, 2003 ...................   $   10.25         0.28             0.10           (0.26)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ................   $   10.22         0.00             0.03            0.00            0.00

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...   $   10.03         0.16            (0.17)          (0.13)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ....................   $   10.14         0.14            (0.03)          (0.22)           0.00
JULY 1, 2003(3) TO MAY 31, 2004 .................   $   10.30         0.11            (0.14)          (0.10)          (0.03)
JULY 1, 2002 TO JUNE 30, 2003 ...................   $   10.25         0.27             0.11           (0.25)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ................   $   10.22         0.00             0.03            0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                   ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                NET ASSET   -----------------------------------------------
                                                    RETURN OF   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                      CAPITAL       SHARE   INCOME (LOSS)    EXPENSES     WAIVED   EXPENSES
---------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND (CONTINUED)

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...        0.00   $   10.01             5.31%      1.02%     (0.42)%     0.60%
JUNE 1, 2004 TO MAY 31, 2005 ....................        0.00   $   10.43             4.11%      0.93%     (0.33)%     0.60%
JUNE 1, 2003 TO MAY 31, 2004 ....................        0.00   $   10.03             3.40%      1.12%     (0.47)%     0.65%
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ............        0.00   $   10.13             7.70%      1.85%     (1.20)%     0.65%

INTERMEDIATE GOVERNMENT INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...        0.00   $   10.69             3.41%      1.08%     (0.13)%     0.95%
JUNE 1, 2004 TO MAY 31, 2005 ....................        0.00   $   10.96             3.25%      1.05%     (0.10)%     0.95%
JUNE 1, 2003 TO MAY 31, 2004 ....................        0.00   $   10.94             2.98%      1.12%     (0.17)%     0.95%
JUNE 1, 2002 TO MAY 31, 2003 ....................        0.00   $   11.70             3.57%      1.13%     (0.18)%     0.95%
JUNE 1, 2001 TO MAY 31, 2002 ....................        0.00   $   11.19             4.57%      1.16%     (0.20)%     0.96%
JUNE 1, 2000 TO MAY 31, 2001 ....................        0.00   $   11.02             6.06%      1.22%     (0.26)%     0.96%

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...        0.00   $   10.67             2.65%      1.84%     (0.14)%     1.70%
JUNE 1, 2004 TO MAY 31, 2005 ....................        0.00   $   10.94             2.50%      1.82%     (0.12)%     1.70%
JUNE 1, 2003 TO MAY 31, 2004 ....................        0.00   $   10.93             2.22%      1.87%     (0.17)%     1.70%
JUNE 1, 2002 TO MAY 31, 2003 ....................        0.00   $   11.68             2.72%      1.86%     (0.16)%     1.70%
JUNE 1, 2001 TO MAY 31, 2002 ....................        0.00   $   11.18             3.81%      1.82%     (0.11)%     1.71%
JUNE 1, 2000 TO MAY 31, 2001 ....................        0.00   $   11.01             5.30%      1.84%     (0.13)%     1.71%

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...        0.00   $   10.64             2.66%      1.84%     (0.14)%     1.70%
JUNE 1, 2004 TO MAY 31, 2005 ....................        0.00   $   10.92             2.50%      1.82%     (0.12)%     1.70%
JUNE 1, 2003 TO MAY 31, 2004 ....................        0.00   $   10.90             2.23%      1.87%     (0.17)%     1.70%
JUNE 1, 2002 TO MAY 31, 2003 ....................        0.00   $   11.66             2.68%      1.79%     (0.09)%     1.70%
JUNE 1, 2001 TO MAY 31, 2002 ....................        0.00   $   11.17             3.79%      1.78%     (0.07)%     1.71%
JUNE 1, 2000 TO MAY 31, 2001 ....................        0.00   $   11.01             5.28%      1.85%     (0.14)%     1.71%

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...        0.00   $   10.68             3.66%      0.91%     (0.21)%     0.70%
JUNE 1, 2004 TO MAY 31, 2005 ....................        0.00   $   10.96             3.53%      0.76%     (0.06)%     0.70%
JUNE 1, 2003 TO MAY 31, 2004 ....................        0.00   $   10.94             3.23%      0.80%     (0.10)%     0.70%
JUNE 1, 2002 TO MAY 31, 2003 ....................        0.00   $   11.69             3.74%      0.77%     (0.08)%     0.69%
JUNE 1, 2001 TO MAY 31, 2002 ....................        0.00   $   11.19             4.85%      0.71%     (0.03)%     0.68%
JUNE 1, 2000 TO MAY 31, 2001 ....................        0.00   $   11.02             6.34%      0.74%     (0.06)%     0.68%

SHORT DURATION GOVERNMENT BOND FUND
---------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...        0.00   $    9.88             3.08%      1.09%     (0.24)%     0.85%
JUNE 1, 2004 TO MAY 31, 2005 ....................        0.00   $   10.01             2.44%      1.28%     (0.42)%     0.86%
JULY 1, 2003(3) TO MAY 31, 2004 .................        0.00   $   10.13             1.83%      1.14%     (0.24)%     0.90%
JULY 1, 2002 TO JUNE 30, 2003 ...................        0.00   $   10.28             3.51%      1.51%     (0.45)%     1.06%(10)
JULY 1, 2001 TO JUNE 30, 2002 ...................        0.00   $   10.24             4.16%      1.78%     (0.66)%     1.12%
JULY 1, 2000 TO JUNE 30, 2001(8) ................        0.00   $   10.19             5.43%      2.70%     (0.79)%     1.91%

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...        0.00   $    9.88             2.33%      1.84%     (0.24)%     1.60%
JUNE 1, 2004 TO MAY 31, 2005 ....................        0.00   $   10.02             1.74%      2.02%     (0.41)%     1.61%
JULY 1, 2003(3) TO MAY 31, 2004 .................        0.00   $   10.13             1.12%      1.89%     (0.24)%     1.65%
JULY 1, 2002 TO JUNE 30, 2003 ...................        0.00   $   10.29             2.75%      2.26%     (0.46)%     1.80%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ................        0.00   $   10.25             0.00%      0.45%     (0.45)%     0.00%

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...        0.00   $    9.89             2.33%      1.84%     (0.24)%     1.60%
JUNE 1, 2004 TO MAY 31, 2005 ....................        0.00   $   10.03             1.59%      2.04%     (0.42)%     1.62%
JULY 1, 2003(3) TO MAY 31, 2004 .................        0.00   $   10.14             1.10%      1.89%     (0.24)%     1.65%
JULY 1, 2002 TO JUNE 30, 2003 ...................        0.00   $   10.30             2.73%      2.27%     (0.46)%     1.81%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ................        0.00   $   10.25             0.00%      0.45%     (0.45)%     0.00%

                                                                PORTFOLIO     NET ASSETS AT
                                                        TOTAL    TURNOVER     END OF PERIOD
                                                    RETURN(2)        RATE   (000'S OMITTED)
-------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND (CONTINUED)

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...       (0.76)%         2%        $  71,131
JUNE 1, 2004 TO MAY 31, 2005 ....................        8.30%        425%        $  53,237
JUNE 1, 2003 TO MAY 31, 2004 ....................        1.91%        155%        $  26,780
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ............        2.90%        115%        $   7,188

INTERMEDIATE GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...       (0.57)%        66%        $ 132,152
JUNE 1, 2004 TO MAY 31, 2005 ....................        4.25%        277%        $ 142,570
JUNE 1, 2003 TO MAY 31, 2004 ....................       (2.10)%       178%        $ 192,976
JUNE 1, 2002 TO MAY 31, 2003 ....................        9.95%        139%        $ 196,203
JUNE 1, 2001 TO MAY 31, 2002 ....................        7.34%        102%        $ 195,062
JUNE 1, 2000 TO MAY 31, 2001 ....................       10.94%         57%        $ 185,638

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...       (0.96)%        66%        $  24,629
JUNE 1, 2004 TO MAY 31, 2005 ....................        3.37%        277%        $  30,236
JUNE 1, 2003 TO MAY 31, 2004 ....................       (2.76)%       178%        $  47,821
JUNE 1, 2002 TO MAY 31, 2003 ....................        9.08%        139%        $  80,989
JUNE 1, 2001 TO MAY 31, 2002 ....................        6.55%        102%        $  67,256
JUNE 1, 2000 TO MAY 31, 2001 ....................       10.12%         57%        $  61,482

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...       (1.05)%        66%        $  11,055
JUNE 1, 2004 TO MAY 31, 2005 ....................        3.47%        277%        $  12,860
JUNE 1, 2003 TO MAY 31, 2004 ....................       (2.85)%       178%        $  21,520
JUNE 1, 2002 TO MAY 31, 2003 ....................        9.11%        139%        $  34,133
JUNE 1, 2001 TO MAY 31, 2002 ....................        6.48%        102%        $  18,078
JUNE 1, 2000 TO MAY 31, 2001 ....................       10.16%         57%        $   8,386

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...       (0.54)%        66%        $ 393,919
JUNE 1, 2004 TO MAY 31, 2005 ....................        4.53%        277%        $ 394,194
JUNE 1, 2003 TO MAY 31, 2004 ....................       (1.77)%       178%        $ 397,390
JUNE 1, 2002 TO MAY 31, 2003 ....................       10.20%        139%        $ 472,024
JUNE 1, 2001 TO MAY 31, 2002 ....................        7.63%        102%        $ 442,037
JUNE 1, 2000 TO MAY 31, 2001 ....................       11.25%         57%        $ 413,846

SHORT DURATION GOVERNMENT BOND FUND
-------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...        0.36%        176%        $  86,211
JUNE 1, 2004 TO MAY 31, 2005 ....................        1.79%        272%        $  94,059
JULY 1, 2003(3) TO MAY 31, 2004 .................        0.49%        615%        $  47,304
JULY 1, 2002 TO JUNE 30, 2003 ...................        4.69%        331%        $  55,807
JULY 1, 2001 TO JUNE 30, 2002 ...................        6.45%        400%        $   6,034
JULY 1, 2000 TO JUNE 30, 2001(8) ................        8.93%        245%        $   4,550

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...       (0.11)%       176%        $  22,705
JUNE 1, 2004 TO MAY 31, 2005 ....................        1.13%        272%        $  27,078
JULY 1, 2003(3) TO MAY 31, 2004 .................       (0.30)%       615%        $   9,734
JULY 1, 2002 TO JUNE 30, 2003 ...................        3.76%        331%        $   5,576
JULY 1, 2001(4) TO JUNE 30, 2002 ................        0.29%        400%        $       0(9)

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...       (0.11)%       176%        $  15,698
JUNE 1, 2004 TO MAY 31, 2005 ....................        1.13%        272%        $  19,553
JULY 1, 2003(3) TO MAY 31, 2004 .................       (0.30)%       615%        $  34,410
JULY 1, 2002 TO JUNE 30, 2003 ...................        3.79%        331%        $  32,818
JULY 1, 2001(4) TO JUNE 30, 2002 ................        0.29%        400%        $       0(9)

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       NET REALIZED
                                                            BEGINNING          NET              AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                            NET ASSET   INVESTMENT       UNREALIZED        FROM NET        FROM NET
                                                            VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                                SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND (CONTINUED)

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........   $   10.03         0.20            (0.16)          (0.18)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ............................   $   10.14         0.29            (0.07)          (0.33)           0.00
JULY 1, 2003(3) TO MAY 31, 2004 .........................   $   10.30         0.20            (0.13)          (0.20)          (0.03)
JULY 1, 2002 TO JUNE 30, 2003 ...........................   $   10.26         0.43             0.12           (0.43)          (0.08)
JULY 1, 2001 TO JUNE 30, 2002 ...........................   $   10.20         0.46             0.22           (0.49)          (0.13)
JULY 1, 2000 TO JUNE 30, 2001(8) ........................   $    9.90         0.58             0.30           (0.58)           0.00

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........   $   10.03        (0.21)           (0.16)          (0.19)           0.00
APRIL 8, 2005(4) TO MAY 31, 2005 ........................   $   10.00         0.05             0.03           (0.05)           0.00

STABLE INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........   $   10.38         0.19            (0.10)          (0.19)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ............................   $   10.33         0.16             0.03           (0.14)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ............................   $   10.44         0.16            (0.10)          (0.16)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ............................   $   10.38         0.25             0.06           (0.25)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ............................   $   10.36         0.34             0.02           (0.34)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ............................   $   10.15         0.57             0.22           (0.58)           0.00

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........   $   10.37         0.15            (0.10)          (0.15)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ............................   $   10.32         0.08             0.03           (0.06)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ............................   $   10.43         0.08            (0.10)          (0.08)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ............................   $   10.37         0.17             0.06           (0.17)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ............................   $   10.35         0.28             0.01           (0.27)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ............................   $   10.14         0.49             0.23           (0.51)           0.00

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........   $   10.35         0.15            (0.10)          (0.15)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ............................   $   10.30         0.07             0.04           (0.06)           0.00
JUNE 30, 2003(4) TO MAY 31, 2004 ........................   $   10.00         0.06             0.33           (0.08)           0.00

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........   $   10.38         0.21            (0.10)          (0.21)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ............................   $   10.33         0.20             0.02           (0.17)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ............................   $   10.44         0.18            (0.10)          (0.18)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ............................   $   10.39         0.26             0.06           (0.27)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ............................   $   10.36         0.37             0.03           (0.37)           0.00
JUNE 1, 2000 TO MAY 31, 2001 ............................   $   10.15         0.60             0.21           (0.60)           0.00

STRATEGIC INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........   $   10.23         0.32            (0.01)          (0.32)           0.00
NOVEMBER 1, 2004 TO MAY 31, 2005 ........................   $   10.41         0.37            (0.18)          (0.37)           0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................   $    9.90         0.71             0.51           (0.71)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................   $    7.67         0.70             2.22           (0.69)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................   $    9.53         0.96            (1.64)          (0.97)          (0.21)
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ................   $   10.00         1.14            (0.47)          (1.14)           0.00

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........   $   10.23         0.28            (0.01)          (0.28)           0.00
NOVEMBER 1, 2004 TO MAY 31, 2005 ........................   $   10.42         0.30            (0.19)          (0.30)           0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................   $    9.90         0.59             0.52           (0.59)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................   $    7.68         0.59             2.21           (0.58)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................   $    9.53         0.84            (1.63)          (0.85)          (0.21)
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ................   $   10.00         1.02            (0.47)          (1.02)           0.00

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........   $   10.21         0.28             0.00           (0.28)           0.00
NOVEMBER 1, 2004 TO MAY 31, 2005 ........................   $   10.40         0.31            (0.19)          (0.31)           0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................   $    9.89         0.59             0.51           (0.59)          (0.00)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................   $    7.66         0.59             2.22           (0.58)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................   $    9.52         0.84            (1.63)          (0.86)          (0.21)
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ................   $   10.00         1.02            (0.48)          (1.02)           0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                               ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            NET ASSET  --------------------------------------------------------
                                              RETURN OF     VALUE PER  NET INVESTMENT     GROSS     EXPENSES                NET
                                                CAPITAL         SHARE   INCOME (LOSS)  EXPENSES       WAIVED           EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND
(CONTINUED)

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005
(UNAUDITED) ................................       0.00     $    9.89            3.32%     0.91%       (0.31)%             0.60%
JUNE 1, 2004 TO MAY 31, 2005 ...............       0.00     $   10.03            2.66%     0.98%       (0.38)%             0.60%
JULY 1, 2003(3) TO MAY 31, 2004 ............       0.00     $   10.14            2.13%     0.81%       (0.21)%             0.60%
JULY 1, 2002 TO JUNE 30, 2003 ..............       0.00     $   10.30            3.75%     1.16%       (0.40)%             0.76%(10)
JULY 1, 2001 TO JUNE 30, 2002 ..............       0.00     $   10.26            4.38%     1.53%       (0.66)%             0.87%
JULY 1, 2000 TO JUNE 30, 2001(8) ...........       0.00     $   10.20            5.70%     2.46%       (0.78)%             1.68%

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005
(UNAUDITED) ................................       0.00     $    9.89            3.60%     0.64%       (0.22)%             0.42%
APRIL 8, 2005(4) TO MAY 31, 2005 ...........       0.00     $   10.03            3.35%     0.76%       (0.33)%             0.43%

STABLE INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005
(UNAUDITED) ................................       0.00     $   10.28            3.69%     1.05%(5)    (0.17)%(5)          0.88%(5)
JUNE 1, 2004 TO MAY 31, 2005 ...............       0.00     $   10.38            1.48%     1.00%(5)    (0.10)%(5)          0.90%(5)
JUNE 1, 2003 TO MAY 31, 2004 ...............      (0.01)    $   10.33            1.52%     0.99%(5)    (0.09)%(5)          0.90%(5)
JUNE 1, 2002 TO MAY 31, 2003 ...............       0.00(7)  $   10.44            2.32%     1.04%(5)    (0.22)%(5)          0.82%(5)
JUNE 1, 2001 TO MAY 31, 2002 ...............       0.00     $   10.38            3.02%     1.04%(5)    (0.14)%(5)          0.90%(5)
JUNE 1, 2000 TO MAY 31, 2001 ...............       0.00     $   10.36            5.44%     1.09%(5)    (0.19)%(5)          0.90%(5)

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005
(UNAUDITED) ................................       0.00     $   10.27            2.94%     1.80%(5)    (0.16)%(5)          1.66%(5)
JUNE 1, 2004 TO MAY 31, 2005 ...............       0.00     $   10.37            0.75%     1.75%(5)    (0.10)%(5)(12)      1.65%(5)
JUNE 1, 2003 TO MAY 31, 2004 ...............      (0.01)    $   10.32            0.81%     1.75%(5)    (0.10)%(5)          1.65%(5)
JUNE 1, 2002 TO MAY 31, 2003 ...............       0.00(7)  $   10.43            1.51%     1.81%(5)    (0.18)%(5)          1.63%(5)
JUNE 1, 2001 TO MAY 31, 2002 ...............       0.00     $   10.37            2.41%     1.87%(5)    (0.21)%(5)          1.65%(5)
JUNE 1, 2000 TO MAY 31, 2001 ...............       0.00     $   10.35            4.65%     2.00%(5)    (0.35)%(5)          1.65%(5)

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005
(UNAUDITED) ................................       0.00     $   10.25            2.93%     1.80%(5)    (0.16)%(5)          1.60%(5)
JUNE 1, 2004 TO MAY 31, 2005 ...............       0.00     $   10.35            0.74%     1.75%(5)    (0.10)%(5)(12)      1.65%(5)
JUNE 30, 2003(4) TO MAY 31, 2004 ...........      (0.01)    $   10.30            0.54%     1.73%(5)    (0.08)%(5)          1.65%(5)

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005
(UNAUDITED) ................................       0.00     $   10.28            3.94%     0.88%(5)    (0.23)%(5)          0.65%(5)
JUNE 1, 2004 TO MAY 31, 2005 ...............       0.00     $   10.38            1.76%     0.68%(5)    (0.03)%(5)(12)      0.65%(5)
JUNE 1, 2003 TO MAY 31, 2004 ...............      (0.01)    $   10.33            1.74%     0.66%(5)    (0.03)%(5)          0.63%(5)
JUNE 1, 2002 TO MAY 31, 2003 ...............       0.00(7)  $   10.44            2.51%     0.77%(5)    (0.12)%(5)          0.65%(5)
JUNE 1, 2001 TO MAY 31, 2002 ...............       0.00     $   10.39            3.50%     0.80%(5)    (0.15)%(5)          0.65%(5)
JUNE 1, 2000 TO MAY 31, 2001 ...............       0.00     $   10.36            5.78%     0.78%(5)    (0.13)%(5)          0.65%(5)

STRATEGIC INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005
(UNAUDITED) ................................       0.00     $   10.22            6.17%     1.52%       (0.42)%             1.10%
NOVEMBER 1, 2004 TO MAY 31, 2005 ...........       0.00     $   10.23            5.97%     1.57%       (0.48)%             1.09%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .......       0.00     $   10.41            6.95%     1.52%       (0.40)%             1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .......       0.00     $    9.90            7.77%     1.58%       (0.45)%             1.13%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .......       0.00     $    7.67           10.56%     1.59%       (0.51)%             1.08%
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ...       0.00     $    9.53           12.11%     3.94%       (2.81)%             1.13%

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005
(UNAUDITED) ................................       0.00     $   10.22            5.43%     2.27%       (0.42)%             1.85%
NOVEMBER 1, 2004 TO MAY 31, 2005 ...........       0.00     $   10.23            4.90%     2.31%       (0.14)%             2.17%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .......       0.00     $   10.42            5.82%     2.30%       (0.04)%             2.26%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .......       0.00     $    9.90            6.44%     2.36%       (0.00)%             2.36%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .......       0.00     $    7.68            9.05%     2.40%       (0.00)%             2.40%
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ...       0.00     $    9.53           10.86%     4.04%       (1.65)%             2.39%

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005
(UNAUDITED) ................................       0.00     $   10.21            5.43%     2.27%       (0.42)%             1.85%
NOVEMBER 1, 2004 TO MAY 31, 2005 ...........       0.00     $   10.21            4.99%     2.20%       (0.13)%             2.07%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .......       0.00     $   10.40            5.81%     2.34%       (0.03)%             2.31%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .......       0.00     $    9.89            6.57%     2.38%       (0.00)%             2.38%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .......       0.00     $    7.66            9.02%     2.38%       (0.01)%             2.37%
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ...       0.00     $    9.52           10.89%     4.10%       (1.70)%             2.40%

                                                                        PORTFOLIO        NET ASSETS AT
                                                                TOTAL    TURNOVER        END OF PERIOD
                                                            RETURN(2)        RATE      (000'S OMITTED)
------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND (CONTINUED)

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........        0.39%        176%     $       436,822
JUNE 1, 2004 TO MAY 31, 2005 ............................        2.16%        272%     $       444,331
JULY 1, 2003(3) TO MAY 31, 2004 .........................        0.67%        615%     $       431,942
JULY 1, 2002 TO JUNE 30, 2003 ...........................        5.08%        331%     $       517,187
JULY 1, 2001 TO JUNE 30, 2002 ...........................        6.80%        400%     $       449,648
JULY 1, 2000 TO JUNE 30, 2001(8) ........................        9.09%        245%     $       267,444

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........        0.48%        176%     $        17,382
APRIL 8, 2005(4) TO MAY 31, 2005 ........................        0.91%        272%     $            10

STABLE INCOME FUND
------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........        0.92%         27%(6)  $        73,861
JUNE 1, 2004 TO MAY 31, 2005 ............................        1.87%         43%(6)  $        83,406
JUNE 1, 2003 TO MAY 31, 2004 ............................        0.45%         92%(6)  $       166,484
JUNE 1, 2002 TO MAY 31, 2003 ............................        3.01%         45%(6)  $       175,249
JUNE 1, 2001 TO MAY 31, 2002 ............................        3.53%         81%(6)  $        79,555
JUNE 1, 2000 TO MAY 31, 2001 ............................        7.98%         37%(6)  $        19,054

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........        0.63%         27%(6)  $        15,808
JUNE 1, 2004 TO MAY 31, 2005 ............................        1.00%         43%(6)  $        20,970
JUNE 1, 2003 TO MAY 31, 2004 ............................       (0.29)%        92%(6)  $        35,552
JUNE 1, 2002 TO MAY 31, 2003 ............................        2.24%         45%(6)  $        48,045
JUNE 1, 2001 TO MAY 31, 2002 ............................        2.79%         81%(6)  $        20,318
JUNE 1, 2000 TO MAY 31, 2001 ............................        7.22%         37%(6)  $         7,598

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........        0.53%         27%(6)  $         5,349
JUNE 1, 2004 TO MAY 31, 2005 ............................        1.10%         43%(6)  $         7,137
JUNE 30, 2003(4) TO MAY 31, 2004 ........................       (0.29)%        92%(6)  $        12,225

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........        1.04%         27%(6)  $       350,695
JUNE 1, 2004 TO MAY 31, 2005 ............................        2.14%         43%(6)  $       356,223
JUNE 1, 2003 TO MAY 31, 2004 ............................        0.71%         92%(6)  $       570,234
JUNE 1, 2002 TO MAY 31, 2003 ............................        3.13%         45%(6)  $       491,771
JUNE 1, 2001 TO MAY 31, 2002 ............................        3.87%         81%(6)  $       304,256
JUNE 1, 2000 TO MAY 31, 2001 ............................        8.25%         37%(6)  $       200,917

STRATEGIC INCOME FUND
------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........        3.03%         52%     $        14,158
NOVEMBER 1, 2004 TO MAY 31, 2005 ........................        1.79%         76%     $        13,254
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................       12.70%        141%     $        13,786
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................       39.38%        155%     $        10,917
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................       (8.35)%       235%     $         7,699
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ................        6.04%        424%     $         5,619

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........        2.65%         52%     $         9,901
NOVEMBER 1, 2004 TO MAY 31, 2005 ........................        1.05%         76%     $        10,062
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................       11.55%        141%     $        10,076
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................       37.55%        155%     $         8,573
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................       (9.44)%       235%     $         4,313
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ................        4.87%        424%     $         2,377

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...........        2.75%         52%     $         3,678
NOVEMBER 1, 2004 TO MAY 31, 2005 ........................        1.11%         76%     $         3,822
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................       11.40%        141%     $         4,834
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................       37.73%        155%     $         6,038
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................       (9.56)%       235%     $         4,928
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ................        4.77%        424%     $         2,312

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       NET REALIZED
                                                            BEGINNING          NET              AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                            NET ASSET   INVESTMENT       UNREALIZED        FROM NET        FROM NET
                                                            VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                                SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............   $   12.62         0.41            (0.50)          (0.24)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ............................   $   12.32         0.42             0.34           (0.43)          (0.03)
JULY 1, 2003(3) TO MAY 31, 2004 .........................   $   12.79         0.34            (0.35)          (0.34)          (0.12)
JULY 1, 2002 TO JUNE 30, 2003 ...........................   $   12.17         0.63             0.69           (0.62)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ........................   $   12.45         0.32            (0.06)          (0.32)          (0.22)

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............   $   12.63         0.32            (0.46)          (0.19)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ............................   $   12.33         0.32             0.34           (0.33)          (0.03)
JULY 1, 2003(3) TO MAY 31, 2004 .........................   $   12.80         0.25            (0.35)          (0.25)          (0.12)
JULY 1, 2002 TO JUNE 30, 2003 ...........................   $   12.18         0.56             0.69           (0.55)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ........................   $   12.45         0.23            (0.05)          (0.23)          (0.22)

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............   $   12.57         0.32            (0.46)          (0.19)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ............................   $   12.26         0.32             0.35           (0.33)          (0.03)
JULY 1, 2003(3) TO MAY 31, 2004 .........................   $   12.73         0.25            (0.35)          (0.25)          (0.12)
JULY 1, 2002 TO JUNE 30, 2003 ...........................   $   12.12         0.57             0.67           (0.55)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ........................   $   12.45         0.25            (0.11)          (0.25)          (0.22)

CLASS Z
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............   $   12.41         0.06            (0.16)          (0.23)           0.00
APRIL 8, 2005(4) TO MAY 31, 2005 ........................   $   12.19         0.06             0.22           (0.06)           0.00

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............   $   12.41         0.44            (0.51)          (0.25)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ............................   $   12.11         0.44             0.34           (0.45)          (0.03)
JULY 1, 2003(3) TO MAY 31, 2004 .........................   $   12.57         0.36            (0.34)          (0.36)          (0.12)
JULY 1, 2002 TO JUNE 30, 2003 ...........................   $   11.97         0.64             0.68           (0.64)          (0.08)
JULY 1, 2001 TO JUNE 30, 2002 ...........................   $   11.85         0.43             0.36           (0.45)          (0.22)
JULY 1, 2000 TO JUNE 30, 2001 ...........................   $   11.33         0.70             0.52           (0.70)           0.00

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............   $   12.40         0.48            (0.54)          (0.26)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ............................   $   12.11         0.48             0.33           (0.49)          (0.03)
JULY 1, 2003(3) TO MAY 31, 2004 .........................   $   12.58         0.39            (0.35)          (0.39)          (0.12)
JULY 1, 2002 TO JUNE 30, 2003 ...........................   $   11.97         0.73             0.66           (0.70)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ........................   $   12.45         0.47            (0.25)          (0.48)          (0.22)

ULTRA-SHORT DURATION BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............   $    9.64         0.18            (0.03)          (0.20)           0.00
NOVEMBER 1, 2004 TO MAY 31, 2005 ........................   $    9.71         0.14            (0.04)          (0.17)           0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................   $    9.83         0.15            (0.02)          (0.25)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................   $    9.90         0.18             0.06           (0.31)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................   $   10.24         0.35            (0.34)          (0.35)           0.00
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ................   $   10.10         0.52             0.16           (0.54)           0.00

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............   $    9.62         0.14            (0.04)          (0.16)           0.00
NOVEMBER 1, 2004 TO MAY 31, 2005 ........................   $    9.68         0.09            (0.03)          (0.12)           0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................   $    9.81         0.07            (0.03)          (0.17)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................   $    9.88         0.09             0.06           (0.22)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................   $   10.22         0.26            (0.34)          (0.26)           0.00
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ................   $   10.10         0.44             0.14           (0.46)           0.00

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............   $    9.64         0.14            (0.04)          (0.16)           0.00
NOVEMBER 1, 2004 TO MAY 31, 2005 ........................   $    9.70         0.09            (0.03)          (0.12)           0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................   $    9.83         0.06            (0.02)          (0.17)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................   $    9.90         0.10             0.05           (0.22)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................   $   10.23         0.26            (0.32)          (0.27)           0.00
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ................   $   10.10         0.44             0.15           (0.46)           0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                         ENDING   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                      NET ASSET  ----------------------------------------------
                                                           RETURN OF  VALUE PER  NET INVESTMENT     GROSS  EXPENSES        NET
                                                             CAPITAL      SHARE   INCOME (LOSS)  EXPENSES    WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............       0.00  $   12.29            2.99%     1.07%    (0.18)%      0.89%
JUNE 1, 2004 TO MAY 31, 2005 ............................       0.00  $   12.62            3.30%     1.12%    (0.22)%      0.90%
JULY 1, 2003(3) TO MAY 31, 2004 .........................       0.00  $   12.32            3.07%     1.16%    (0.26)%      0.90%
JULY 1, 2002 TO JUNE 30, 2003 ...........................       0.00  $   12.79            3.78%     1.61%    (0.63)%      0.97%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ........................       0.00  $   12.17            5.78%     1.95%    (0.99)%      0.96%

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............       0.00  $   12.30            2.40%     1.82%    (0.18)%      1.64%
JUNE 1, 2004 TO MAY 31, 2005 ............................       0.00  $   12.63            2.57%     1.86%    (0.21)%      1.65%
JULY 1, 2003(3) TO MAY 31, 2004 .........................       0.00  $   12.33            2.19%     1.91%    (0.26)%      1.65%
JULY 1, 2002 TO JUNE 30, 2003 ...........................       0.00  $   12.80            2.81%     2.31%    (0.60)%      1.71%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ........................       0.00  $   12.18            4.93%     1.94%    (1.11)%      0.83%

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............       0.00  $   12.24            2.41%     1.82%    (0.18)%      1.64%
JUNE 1, 2004 TO MAY 31, 2005 ............................       0.00  $   12.57            2.57%     1.87%    (0.22)%      1.65%
JULY 1, 2003(3) TO MAY 31, 2004 .........................       0.00  $   12.26            2.20%     1.91%    (0.26)%      1.65%
JULY 1, 2002 TO JUNE 30, 2003 ...........................       0.00  $   12.73            2.88%     2.32%    (0.61)%      1.71%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ........................       0.00  $   12.12            5.14%     1.93%    (0.98)%      0.95%

CLASS Z
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............       0.00  $   12.08            3.36%     1.21%    (0.27)%      0.94%
APRIL 8, 2005(4) TO MAY 31, 2005 ........................       0.00  $   12.41            3.42%     1.23%    (0.28)%      0.95%

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............       0.00  $   12.09            3.17%     0.89%    (0.20)%      0.69%
JUNE 1, 2004 TO MAY 31, 2005 ............................       0.00  $   12.41            3.58%     0.94%    (0.24)%      0.70%
JULY 1, 2003(3) TO MAY 31, 2004 .........................       0.00  $   12.11            3.25%     0.99%    (0.29)%      0.70%
JULY 1, 2002 TO JUNE 30, 2003 ...........................       0.00  $   12.57            4.56%     1.19%    (0.59)%      0.60%(10)
JULY 1, 2001 TO JUNE 30, 2002 ...........................       0.00  $   11.97            5.38%     1.42%    (0.71)%      0.71%
JULY 1, 2000 TO JUNE 30, 2001 ...........................       0.00  $   11.85            6.02%     1.59%    (0.64)%      0.95%

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............       0.00  $   12.08            3.39%     0.62%    (0.21)%      0.41%
JUNE 1, 2004 TO MAY 31, 2005 ............................       0.00  $   12.40            3.87%     0.68%    (0.26)%      0.42%
JULY 1, 2003(3) TO MAY 31, 2004 .........................       0.00  $   12.11            3.49%     0.74%    (0.32)%      0.42%
JULY 1, 2002 TO JUNE 30, 2003 ...........................       0.00  $   12.58            4.66%     0.99%    (0.57)%      0.42%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ........................       0.00  $   11.97            5.99%     1.71%    (1.24)%      0.47%

ULTRA-SHORT DURATION BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............       0.00  $    9.59            3.65%     1.33%    (0.53)%      0.80%
NOVEMBER 1, 2004 TO MAY 31, 2005 ........................       0.00  $    9.64            2.54%     1.36%    (0.31)%      1.05%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................       0.00  $    9.71            1.71%     1.32%    (0.20)%      1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................       0.00  $    9.83            1.76%     1.25%    (0.12)%      1.13%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................       0.00  $    9.90            3.49%     1.25%    (0.13)%      1.12%
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ................       0.00  $   10.24            4.59%     1.52%    (0.40)%      1.12%

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............       0.00  $    9.56            2.89%     2.08%    (0.53)%      1.55%
NOVEMBER 1, 2004 TO MAY 31, 2005 ........................       0.00  $    9.62            1.70%     2.07%    (0.18)%      1.89%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................       0.00  $    9.68            0.83%     2.11%    (0.12)%      1.99%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................       0.00  $    9.81            0.93%     2.05%    (0.05)%      2.00%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................       0.00  $    9.88            2.47%     2.04%    (0.04)%      2.00%
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ................       0.00  $   10.22            3.60%     2.40%    (0.21)%      2.19%

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............       0.00  $    9.58            2.90%     2.08%    (0.53)%      1.55%
NOVEMBER 1, 2004 TO MAY 31, 2005 ........................       0.00  $    9.64            1.72%     2.14%    (0.24)%      1.90%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................       0.00  $    9.70            0.84%     2.10%    (0.11)%      1.99%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................       0.00  $    9.83            0.87%     2.04%    (0.04)%      2.00%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................       0.00  $    9.90            2.54%     2.03%    (0.03)%      2.00%
NOVEMBER 30, 2000(4)TO OCTOBER 31, 2001 .................       0.00  $   10.23            3.60%     2.26%    (0.21)%      2.05%

                                                                        PORTFOLIO     NET ASSETS AT
                                                               TOTAL     TURNOVER     END OF PERIOD
                                                           RETURN(2)     RATE(11)   (000'S OMITTED)
---------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND
---------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............       (0.76)%       341%  $        88,770
JUNE 1, 2004 TO MAY 31, 2005 ............................        6.19%        767%  $        84,188
JULY 1, 2003(3) TO MAY 31, 2004 .........................       (0.09)%       918%  $        45,670
JULY 1, 2002 TO JUNE 30, 2003 ...........................       10.95%        544%  $         2,691
JULY 1, 2001(4) TO JUNE 30, 2002 ........................        2.21%        193%  $           117

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............       (1.13)%       341%  $        25,394
JUNE 1, 2004 TO MAY 31, 2005 ............................        5.39%        767%  $        27,681
JULY 1, 2003(3) TO MAY 31, 2004 .........................       (0.79)%       918%  $         8,031
JULY 1, 2002 TO JUNE 30, 2003 ...........................        9.85%        544%  $         3,868
JULY 1, 2001(4) TO JUNE 30, 2002 ........................        1.52%        193%  $            87

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............       (1.14)%       341%  $         8,993
JUNE 1, 2004 TO MAY 31, 2005 ............................        5.52%        767%  $         9,823
JULY 1, 2003(3) TO MAY 31, 2004 .........................       (0.79)%       918%  $         6,248
JULY 1, 2002 TO JUNE 30, 2003 ...........................        9.78%        544%  $         4,425
JULY 1, 2001(4) TO JUNE 30, 2002 ........................        1.12%        193%  $            27

CLASS Z
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............       (0.82)%       341%  $         7,767
APRIL 8, 2005(4) TO MAY 31, 2005 ........................        2.31%        767%  $        29,204

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............       (0.61)%       341%  $       790,969
JUNE 1, 2004 TO MAY 31, 2005 ............................        6.53%        767%  $       720,935
JULY 1, 2003(3) TO MAY 31, 2004 .........................        0.20%        918%  $       202,187
JULY 1, 2002 TO JUNE 30, 2003 ...........................       11.01%        544%  $        91,244
JULY 1, 2001 TO JUNE 30, 2002 ...........................        8.81%        193%  $        38,841
JULY 1, 2000 TO JUNE 30, 2001 ...........................       11.06%        449%  $        31,788

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............       (0.47)%       341%  $       309,022
JUNE 1, 2004 TO MAY 31, 2005 ............................        6.74%        767%  $       248,414
JULY 1, 2003(3) TO MAY 31, 2004 .........................        0.38%        918%  $        50,699
JULY 1, 2002 TO JUNE 30, 2003 ...........................       11.05%        544%  $        51,022
JULY 1, 2001(4) TO JUNE 30, 2002 ........................        1.90%        193%  $           202

ULTRA-SHORT DURATION BOND FUND
---------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............        1.52%          7%  $        13,439
NOVEMBER 1, 2004 TO MAY 31, 2005 ........................        1.05%          9%  $        14,948
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................        1.35%         28%  $        18,865
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................        2.45%         90%  $        31,490
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................        0.15%        204%  $        22,230
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ................        6.90%        221%  $         9,522

CLASS B
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............        1.04%          7%  $         7,317
NOVEMBER 1, 2004 TO MAY 31, 2005 ........................        0.66%          9%  $         8,562
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................        0.37%         28%  $        10,249
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................        1.56%         90%  $        13,820
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................       (0.74)%       204%  $        13,419
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ................        5.82%        221%  $         3,869

CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED)............        1.04%          7%  $         4,710
NOVEMBER 1, 2004 TO MAY 31, 2005 ........................        0.67%          9%  $         6,473
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ....................        0.37%         28%  $        10,034
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ....................        1.56%         90%  $        16,138
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ....................       (0.63)%       204%  $         8,947
NOVEMBER 30, 2000(4)TO OCTOBER 31, 2001 .................        5.90%        221%  $         3,346

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       NET REALIZED
                                                            BEGINNING          NET              AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                            NET ASSET   INVESTMENT       UNREALIZED        FROM NET        FROM NET
                                                            VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                                SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND (CONTINUED)

CLASS Z
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ............  $    9.61         0.17            (0.04)          (0.19)           0.00
NOVEMBER 1, 2004 TO MAY 31, 2005 .........................  $    9.67         0.14            (0.03)          (0.17)           0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .....................  $    9.80         0.15            (0.03)          (0.25)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .....................  $    9.86         0.18             0.08           (0.32)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .....................  $   10.19         0.35            (0.34)          (0.34)           0.00
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .....................  $   10.14         0.54             0.14           (0.63)           0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                         ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                      NET ASSET    ------------------------------------------------
                                                          RETURN OF   VALUE PER    NET INVESTMENT      GROSS   EXPENSES         NET
                                                            CAPITAL       SHARE     INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND (CONTINUED)

CLASS Z
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..........       0.00  $     9.55              3.52%      1.50%     (0.57)%      0.93%
NOVEMBER 1, 2004 TO MAY 31, 2005 .......................       0.00  $     9.61              2.59%      1.15%     (0.16)%      0.99%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...................       0.00  $     9.67              1.69%      1.16%     (0.04)%      1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...................       0.00  $     9.80              1.87%      1.08%     (0.01)%      1.07%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...................       0.00  $     9.86              3.55%      1.16%     (0.01)%      1.15%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...................       0.00  $    10.19              5.30%      1.24%     (0.00)%      1.24%

                                                                      PORTFOLIO     NET ASSETS AT
                                                              TOTAL    TURNOVER     END OF PERIOD
                                                          RETURN(2)    RATE(11)   (000'S OMITTED)
-------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND (CONTINUED)

CLASS Z
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..........       1.35%          7%   $       10,880
NOVEMBER 1, 2004 TO MAY 31, 2005 .......................       1.18%          9%   $       12,961
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...................       1.25%         28%   $       15,898
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...................       2.62%         90%   $       27,021
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...................       0.15%        204%   $       30,194
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...................       6.84%        221%   $       47,219

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   The Fund changed its fiscal year-end from June 30 to May 31.

(4)   Commencement of operations.

(5) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(6) Portfolio turnover rate represents the activity from the Fund's investment in a Master portfolio.

(7)   Return of capital was less than $0.01 per share.

(8) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period, because the use of undistributed income method did not accord with results of operations.

(9)   Amounts represent less than $1,000.

(10)  Includes interest expense.

(11) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(12) Gross expense ratios excluding waivers allocated from the Portfolio(s) in which the Fund invests are as follows:

       Fund                                                  Gross Expense Ratio

       DIVERSIFIED BOND FUND
          ADMINISTRATOR CLASS                                       1.04%

       STABLE INCOME FUND
          CLASS A                                                   1.12%
          CLASS B                                                   1.87%
          CLASS C                                                   1.87%
          ADMINISTRATOR CLASS                                       0.80%

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end management investment company. The Trust commenced operations on November 8, 1999, and at November 30, 2005 was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Diversified Bond Fund, High Yield Bond Fund, Income Plus Fund, Inflation-Protected Bond Fund, Intermediate Government Income Fund, Short Duration Government Bond Fund, Stable Income Fund, Strategic Income Fund, Total Return Bond Fund, and Ultra-Short Duration Bond Fund.

      In September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into certain Funds of the Trust.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                   Before Reorganization               After Reorganization
                                                   ---------------------               --------------------
                                           Target Fund          Acquiring Fund*
                                       Wells Fargo Limited-  Wells Fargo Montgomery
                                         Term Government         Short Duration        Wells Fargo Advantage
Fund                                       Income Fund        Government Bond Fund   Short Duration Bond Fund
Shares:
-------------------------------------------------------------------------------------------------------------
CLASS A                                       5,109,856              4,443,585                9,526,621
-------------------------------------------------------------------------------------------------------------
CLASS B                                       1,902,816                952,418                2,843,954
-------------------------------------------------------------------------------------------------------------
CLASS C                                               0              2,165,218                2,165,218
-------------------------------------------------------------------------------------------------------------
ADMINISTRATOR                                         0                      0               44,588,299
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS (1)                       9,020,949             35,798,856                        0
-------------------------------------------------------------------------------------------------------------
Net Assets:
-------------------------------------------------------------------------------------------------------------
CLASS A                                    $ 50,717,203           $ 44,336,925             $ 95,054,128
-------------------------------------------------------------------------------------------------------------
CLASS B                                      18,885,585              9,509,219               28,394,804
-------------------------------------------------------------------------------------------------------------
CLASS C                                               0             21,635,010               21,635,010
-------------------------------------------------------------------------------------------------------------
ADMINISTRATOR                                         0                      0              445,424,201
-------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS(1)                       87,803,989            357,620,212                        0
-------------------------------------------------------------------------------------------------------------
UNREALIZED APPRECIATION (DEPRECATION)          (710,644)            (4,122,096)              (4,832,740)
-------------------------------------------------------------------------------------------------------------
ACCUMULATED NET REALIZED LOSSES              (2,120,074)            (3,376,361)              (5,496,435)
-------------------------------------------------------------------------------------------------------------

*     DESIGNATES THE ACCOUNTING SURVIVOR.

(1) EFFECTIVE AT THE CLOSE OF BUSINESS ON APRIL 8, 2005, INSTITUTIONAL CLASS OF WELLS FARGO MONTGOMERY SHORT DURATION GOVERNMENT BOND FUND AND INSTITUTIONAL CLASS OF WELLS FARGO LIMITED-TERM GOVERNMENT INCOME FUND MERGED INTO ADMINISTRATOR CLASS OF WELLS FARGO ADVANTAGE SHORT DURATION BOND FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                Before                                 After
                                                            Reorganization                         Reorganization
                                      ----------------------------------------------------------  ----------------
                                        Target Fund   Target Fund   Target Fund  Acquiring Fund*
                                                                                   Wells Fargo
                                                         Strong                    Montgomery       Wells Fargo
Fund                                  Strong Advisor   Corporate    Wells Fargo   Total Return     Advantage Total
                                         Bond Fund    Income Fund   Income Fund     Bond Fund     Return Bond Fund
Shares:
------------------------------------------------------------------------------------------------------------------
CLASS A                                   1,305,465             0     1,992,136       4,031,232        6,666,474
------------------------------------------------------------------------------------------------------------------
CLASS B                                     898,996             0     1,142,040         618,910        2,257,632
------------------------------------------------------------------------------------------------------------------
CLASS C                                     386,051             0             0         451,168          785,714
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS(1)                    9,407,133             0    27,159,629      32,688,880       19,686,059
------------------------------------------------------------------------------------------------------------------
CLASS K                                   3,005,443             0             0               0                0
------------------------------------------------------------------------------------------------------------------
CLASS T                                           0     2,183,766             0               0                0
------------------------------------------------------------------------------------------------------------------
CLASS Z(3)                                  708,572             0             0               0        2,396,048
------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS(2)                            0             0             0               0       56,221,860
------------------------------------------------------------------------------------------------------------------
SELECT CLASS                                      0             0             0      11,436,073                0
------------------------------------------------------------------------------------------------------------------
Net Assets:
------------------------------------------------------------------------------------------------------------------
CLASS A                                $ 13,965,906   $         0  $ 18,715,471    $ 49,993,960     $ 82,675,337
------------------------------------------------------------------------------------------------------------------
CLASS B                                   9,623,556             0    10,718,544       7,682,760       28,024,860
------------------------------------------------------------------------------------------------------------------
CLASS C                                   4,130,633             0             0       5,570,594        9,701,227
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS(1)                  100,550,862             0   254,810,247     398,590,144      239,933,762
------------------------------------------------------------------------------------------------------------------
CLASS K                                  32,137,915             0             0               0                0
------------------------------------------------------------------------------------------------------------------
CLASS T                                           0    21,635,076             0               0                0
------------------------------------------------------------------------------------------------------------------
CLASS Z(3)                                7,581,009             0             0               0       29,216,085
------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS(2)                            0             0             0               0      685,538,306
------------------------------------------------------------------------------------------------------------------
SELECT CLASS                                                                        139,382,900                0
------------------------------------------------------------------------------------------------------------------
UNREALIZED APPRECIATION
(DEPRECIATION)                             (657,167)     (122,536)   (1,535,409)     (5,110,365)      (7,425,477)
------------------------------------------------------------------------------------------------------------------
ACCUMULATED NET REALIZED GAIN (LOSS)      3,765,790       (23,531)      (58,554)      1,181,098        4,864,803
------------------------------------------------------------------------------------------------------------------

*     DESIGNATES THE ACCOUNTING SURVIVOR.

(1) EFFECTIVE AT THE CLOSE OF BUSINESS ON APRIL 8, 2005, INSTITUTIONAL CLASS OF STRONG ADVISOR BOND FUND AND SELECT CLASS OF WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND MERGED INTO INSTITUTIONAL CLASS OF WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND.

(2) EFFECTIVE AT THE CLOSE OF BUSINESS ON APRIL 8, 2005, INSTITUTIONAL CLASS OF WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND, INSTITUTIONAL CLASS OF WELLS FARGO INCOME FUND AND CLASS K OF STRONG ADVISOR BOND FUND MERGED INTO ADMINISTRATOR CLASS OF WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND.

(3) EFFECTIVE AT THE CLOSE OF BUSINESS ON APRIL 8, 2005, CLASS Z OF STRONG ADVISOR BOND FUND AND INVESTOR CLASS OF STRONG CORPORATE INCOME FUND MERGED INTO CLASS Z OF WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

      The Diversified Bond Fund and Stable Income Fund each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by Diversified Bond Fund and Stable Income Funds are as follows:

                                    Diversified  Inflation-Protected    Stable     Total Return
                                     Bond Fund        Bond Fund       Income Fund    Bond Fund
-----------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO       4%              49%              N/A           N/A
-----------------------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO           8%              N/A              N/A           N/A
-----------------------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO                 N/A              N/A              69%           N/A
-----------------------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO              1%              N/A              N/A           79%

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments in the Master Portfolios are valued daily based upon each fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

      Investments, which are not valued, using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders monthly, with the exception of the High Yield Bond, Inflation-Protected Bond, Short Duration Government Bond, Strategic Income, Total Return Bond and Ultra-Short Duration Bond Funds, for which net investment income, if any, is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2005.

      At May 31, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

Fund                                   Year Expires   Capital Loss Carryforwards
--------------------------------------------------------------------------------
INCOME PLUS FUND                           2008               $ 1,519,396
                                           2009                 3,794,875
                                           2010                 1,439,682
                                           2011                   484,626
                                           2013                   210,712
--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND        2006                    44,683
                                           2007                 8,798,825
                                           2008                17,842,488
                                           2012                 8,757,525
                                           2013                 4,919,342
--------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND        2006                 2,716,954
                                           2007                 1,422,016
                                           2008                   471,758
                                           2012                 3,043,490
                                           2013                 3,149,457
--------------------------------------------------------------------------------
STABLE INCOME FUND                         2006                    95,212
                                           2007                   106,433
                                           2008                   185,398
                                           2009                    88,159
                                           2011                   623,902
                                           2012                   688,353
                                           2013                   327,691

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

Fund                                   Year Expires   Capital Loss Carryforwards
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                     2006               $ 6,002,613
                                           2007                12,367,377
                                           2008                 1,017,826
                                           2012                 1,476,555
                                           2013                 1,289,153
--------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND             2006                 3,548,671
                                           2008                   240,514
                                           2010                 3,205,247
                                           2011                 1,042,242
                                           2012                   203,609

      The capital loss carryforwards may include capital losses acquired from a merger as discussed in Note 1. The yearly utilization of any acquired capital loss is limited by the Code.

      At May 31, 2005, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                           Deferred Post-October
Fund                                                           Capital Loss
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND                                          $   229,291
--------------------------------------------------------------------------------
INCOME PLUS FUND                                                  114,197
--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND                             6,326,042
--------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND                             4,346,517
--------------------------------------------------------------------------------
STABLE INCOME FUND                                                653,084
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                                            506,243
--------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND                                     67,506
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts, which have been offset but have not reached their settlement date, are included in unrealized gains and losses.

      As of November 30, 2005, there were no forward contracts in the Income Funds.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2005, the following Fund(s) held futures contracts:

                                                                                    Net Unrealized
                                                            Expiration   Notional    Appreciation
Fund                            Contracts  Type                Date       Amount    (Depreciation)
--------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND             1 Short  US 10 Year Note  March 2006  $  108,531       $505
--------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND   13 Short   US 5 Year Note  March 2006   1,377,188         67
                                 16 Short   US 2 Year Note  March 2006   3,281,500        425

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENTS SOLD SHORT

      Certain Funds may engage in short-selling to the extent permitted by the Fund's investment policies in attempting to increase investment return. In a short sale transaction, the Fund borrows a security, which it then delivers to settle a sale. The Fund is obligated to replace the security borrowed by purchasing the security at current market value at a future date. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and /or custodian, of cash and /or other liquid securities sufficient to cover its short position. Securities sold short at November 30, 2005, if any, and their related market values and proceeds are set forth in the Schedule of Investments Sold Short.

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Fund(s) may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract.

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked backed to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrual interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2005, Wells Fargo Bank, N.A. received 35% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at November 31, 2005 are shown on the Statement of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                    Sub-Advisory
                                                  Advisory Fees                                                        Fees*
                            Average Daily         (% of Average                               Average Daily        (% of Average
Fund                          Net Assets        Daily Net Assets)        Sub-Adviser            Net Assets       Daily Net Assets)
----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND       $0 - $499 million          0.550          Sutter Advisors LLC     $0 - $50 million          0.500
                         $500 - $999 million          0.500                                 $50 - $100 million         0.400
                          $1 - $2.99 billion          0.450                                   > $100 million           0.300
                          $3 - $4.99 billion          0.425
                             > $4.99 billion          0.400
----------------------------------------------------------------------------------------------------------------------------------
INCOME PLUS FUND           $0 - $499 million          0.550             Wells Capital        $0 - $400 million         0.200
                         $500 - $999 million          0.500               Management       $400 - $800 million         0.175
                          $1 - $2.99 billion          0.450              Incorporated         > $800 million           0.150
                          $3 - $4.99 billion          0.425
                            > $4.99 billion           0.400
----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE               $0 - $499 million          0.450             Wells Capital        $0 - $400 million         0.150
GOVERNMENT               $500 - $999 million          0.400               Management       $400 - $800 million         0.125
INCOME FUND               $1 - $2.99 billion          0.350              Incorporated         > $800 million           0.100
                          $3 - $4.99 billion          0.325
                            > $4.99 billion           0.300
----------------------------------------------------------------------------------------------------------------------------------
SHORT                      $0 - $499 million          0.450             Wells Capital        $0 - $400 million         0.150
DURATION                 $500 - $999 million          0.400               Management       $400 - $800 million         0.125
GOVERNMENT                $1 - $2.99 billion          0.350              Incorporated         > $800 million           0.100
BOND FUND                 $3 - $4.99 billion          0.325
                             > $4.99 billion          0.300
----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC                  $0 - $499 million          0.450             Wells Capital        $0 - $400 million         0.200
INCOME                   $500 - $999 million          0.400               Management       $400 - $800 million         0.175
FUND                      $1 - $2.99 billion          0.350              Incorporated         > $800 million           0.150
                          $3 - $4.99 billion          0.325
                             > $4.99 billion          0.300
----------------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION       $0 - $499 million          0.450             Wells Capital        $0 - $400 million         0.200
BOND FUND                $500 - $999 million          0.400               Management       $400 - $800 million         0.175
                          $1 - $2.99 billion          0.350              Incorporated         > $800 million           0.150
                          $3 - $4.99 billion          0.325
                             > $4.99 billion          0.300

      At the April 2005 meeting, the Board of the Trust reapproved the sub-advisory agreements among Funds Trust, Funds Management and the respective sub-advisers, including the compensation payable to each sub-adviser for providing investment advisory services to certain of the Wells Fargo Funds. Effective January 1, 2006, the investment sub-adviser(s) will be entitled to be paid a monthly fee at the following rates:

                                                                                               Sub-Advisory Fee
                                                                          Average Daily         (% of Average
Fund                                              Sub-Adviser              Net Assets         Daily Net Assets)
---------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                          Sutter Advisors LLC       $0 - $100 million           0.350
                                                                       $100 - $300 million          0.300
                                                                       $300 - $500 million          0.250
                                                                         > $500 million             0.200
---------------------------------------------------------------------------------------------------------------
INCOME PLUS FUND                                 Wells Capital          $0 - $100 million           0.200
                                            Management Incorporated    $100 - $300 million          0.175
                                                                       $300 - $500 million          0.150
                                                                         > $500 million             0.100

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                              Sub-Advisory Fee
                                                                          Average Daily         (% of Average
Fund                                              Sub-Adviser              Net Assets         Daily Net Assets)
---------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND              Wells Capital           $0 - $100 million          0.200
                                            Management Incorporated    $100 - $300 million          0.175
                                                                       $300 - $500 million          0.150
                                                                            > $500 million          0.100
---------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND              Wells Capital           $0 - $100 million          0.150
                                            Management Incorporated    $100 - $300 million          0.100
                                                                            > $300 million          0.050
---------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                            Wells Capital           $0 - $100 million          0.350
                                            Management Incorporated    $100 - $300 million          0.300
                                                                       $300 - $500 million          0.250
                                                                            > $500 million          0.200
---------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND                   Wells Capital            $0 - $50 million          0.150
                                            Management Incorporated     $50 - $100 million          s0.100
                                                                            > $100 million          0.050

      For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios.

      For each Fund that invests all of its assets in single Master Portfolios, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

      Prior to July 28, 2005, the Inflation-Protected Bond Fund and Total Return Bond Fund invested its assets directly in a portfolio of securities. Accordingly, Funds Management was entitled to receive an advisory fee for its services as adviser. Funds Management was paid a monthly fee at the following annual rates:

                                                                                                                   Sub-Advisory
                                                  Advisory Fees                                                        Fees*
                            Average Daily         (% of Average                               Average Daily        (% of Average
Fund                          Net Assets        Daily Net Assets)        Sub-Adviser           Net Assets        Daily Net Assets)
----------------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED        $0 - $499 million          0.450             Wells Capital        $0 - $400 million         0.150
BOND FUND                $500 - $999 million          0.400              Management        $400 - $800 million         0.125
                          $1 - $2.99 billion          0.350             Incorporated            > $800 million         0.100
                          $3 - $4.99 billion          0.325
                             > $4.99 billion          0.300
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN               $0 - $499 million          0.550             Wells Capital        $0 - $400 million         0.150
BOND FUND                $500 - $999 million          0.500              Management        $400 - $800 million         0.125
                          $1 - $2.99 billion          0.450             Incorporated            > $800 million         0.100
                          $3 - $4.99 billion          0.425
                             > $4.99 billion          0.400

      Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                                     Admin Fees
                                                                                               Average Daily       (% of Average
                                                                                                Net Assets       Daily Net Assets)
----------------------------------------------------------------------------------------------------------------------------------
FUND LEVEL                                                                                  $0 - $4.99 billion          0.05
                                                                                            $5 - $9.99 billion          0.04
                                                                                               > $9.99 billion          0.03
----------------------------------------------------------------------------------------------------------------------------------
CLASS A                                                                                                                 0.28
----------------------------------------------------------------------------------------------------------------------------------
CLASS B                                                                                                                 0.28
----------------------------------------------------------------------------------------------------------------------------------
CLASS C                                                                                                                 0.28
----------------------------------------------------------------------------------------------------------------------------------
CLASS Z                                                                                                                 0.45
----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS                                                                                                     0.10
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS                                                                                                     0.08
----------------------------------------------------------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                                                                    % Of Average
                                                                                                                  Daily Net Assets
----------------------------------------------------------------------------------------------------------------------------------
ALL INCOME FUNDS                                                                                                        0.02
----------------------------------------------------------------------------------------------------------------------------------

      WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                                                                    % of Average
Share Class                                                                                                       Daily Net Assets
----------------------------------------------------------------------------------------------------------------------------------
CLASS A, CLASS B, CLASS C, CLASS Z, ADMINISTRATOR CLASS                                                                 0.25
----------------------------------------------------------------------------------------------------------------------------------

      For the period ended November 30, 2005, shareholder servicing fees paid are disclosed in the Statement of Operations.

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Effective April 11, 2005, distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the period ended November 30, 2005, distribution fees paid are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the period ended November 30, 2005, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if any. Net operating expense ratios during the period were as follows:

                                                       Net Operating Expense Ratios
                                                                            Administrator   Institutional
Fund                            Class A    Class B    Class C    Class Z        Class           Class
----------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND              N/A        N/A        N/A        N/A          0.70%            N/A
----------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND              1.15%      1.90%      1.90%       N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------
INCOME PLUS FUND                  1.00%      1.75%      1.75%       N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND     0.85%      1.60%      1.60%       N/A          0.60%            N/A

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    Net Operating Expense Ratios
                                                                            Administrator   Institutional
Fund                            Class A    Class B    Class C    Class Z        Class           Class
----------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT
INCOME FUND                       0.95%      1.70%      1.70%       N/A          0.70%            N/A
----------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT

BOND FUND                         0.85%      1.60%      1.60%       N/A          0.60%           0.42%
----------------------------------------------------------------------------------------------------------
STABLE INCOME FUND                0.88%      1.64%      1.64%       N/A          0.65%            N/A
----------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND             1.10%      1.85%      1.85%       N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND            0.90%      1.65%      1.65%      0.95%         0.70%           0.42%
----------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION

BOND FUND                         0.80%      1.55%      1.55%      0.93%          N/A             N/A

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended November 30, 2005, were as follows:

Fund                                                  Purchases at Cost      Sales Proceeds
-------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND**                               $     102,407,472     $    83,741,084
-------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                                        112,213,385         116,518,345
-------------------------------------------------------------------------------------------
INCOME PLUS FUND                                             63,862,862          50,465,258
-------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND                                68,430,602           1,825,694
-------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND                         398,237,315         347,344,664
-------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND                       1,072,368,526       1,034,186,896
-------------------------------------------------------------------------------------------
STABLE INCOME FUND**                                        116,631,832         103,234,347
-------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                                        15,426,169          13,611,294
-------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                                    4,227,072,421       3,759,499,734
-------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND                                5,374,091           5,136,901

      ** These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended November 30, 2005, there were no borrowings by the Income Funds under the agreement.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
AGENCY SECURITIES - 0.74%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.74%
$ 2,000,000   FNMA+/-                                                                            4.31%    02/17/2009   $  1,946,680

TOTAL AGENCY SECURITIES (COST $2,000,000)                                                                                 1,946,680
                                                                                                                       ------------
FOREIGN CORPORATE BONDS - 0.40%

HOLDING & OTHER INVESTMENT OFFICES - 0.40%
  1,050,000   PREFERRED TERM SECURITIES XIV CLASS A-2+/-++                                       4.02     06/24/2034      1,055,250

TOTAL FOREIGN CORPORATE BONDS (COST $1,050,000)                                                                           1,055,250
                                                                                                                       ------------
US TREASURY SECURITIES - 89.39%

US TREASURY BOND - 31.98%
 16,420,000   US TREASURY BOND - INFLATION PROTECTED<<&                                          1.88     07/15/2015     16,410,492
 22,950,000   US TREASURY BOND - INFLATION PROTECTED<<&                                          2.38     01/15/2025     24,908,361
 13,255,000   US TREASURY BOND - INFLATION PROTECTED&                                            3.63     04/15/2028     20,496,988
 14,160,000   US TREASURY BOND - INFLATION PROTECTED<<&                                          3.88     04/15/2029     22,511,864
                                                                                                                         84,327,705
                                                                                                                       ------------
US TREASURY NOTES - 57.41%
  5,210,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          3.38     01/15/2007      6,594,683
  8,500,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          3.63     01/15/2008     10,762,145
  8,000,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          3.88     01/15/2009     10,213,203
  5,300,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          4.25     01/15/2010      6,799,669
 14,300,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          0.88     04/15/2010     14,246,027
 19,750,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          3.50     01/15/2011     24,107,303
  9,000,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          3.00     07/15/2012     10,499,212
 21,280,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          1.88     07/15/2013     22,633,990
 19,405,000   US TREASURY NOTE - INFLATION PROTECTED&                                            2.00     01/15/2014     20,661,614
 24,940,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                          1.63     01/15/2015     24,872,717
                                                                                                                        151,390,563
                                                                                                                       -------------

TOTAL US TREASURY SECURITIES (COST $241,321,739)                                                                        235,718,268
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LENDING - 48.31%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.92%
  5,062,098   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      5,062,098
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 46.39%
$ 6,000,000   ABBEY NATIONAL TREASURY SERVICES PLC                                               4.07%    12/13/2005   $  5,991,840
  3,350,000   AMSTEL FUNDING CORPORATION                                                         4.05     12/07/2005      3,347,755
  1,059,000   AMSTEL FUNDING CORPORATION                                                         4.44     03/28/2006      1,044,068
  6,000,000   AMSTERDAM FUNDING CORPORATION                                                      4.07     12/01/2005      6,000,000
  4,000,000   AQUIFER FUNDING LIMITED                                                            4.05     12/05/2005      3,998,200
  5,286,000   ASPEN FUNDING CORPORATION (ILLIQUID)                                               4.06     12/06/2005      5,283,040
  1,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                          4.07     12/02/2005        999,890
  4,124,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                          4.06     12/09/2005      4,120,288
  2,079,000   ATLANTIS ONE FUNDING CORPORATION                                                   4.06     12/06/2005      2,077,836
  2,000,000   BANK ONE CORPORATION                                                               4.45     08/11/2006      2,001,940
  4,000,000   BHP BILLITON FINANCE (USA) BV                                                      4.02     12/05/2005      3,998,200
  4,453,000   CANCARA ASSET SECURITIZATION LIMITED                                               4.13     12/14/2005      4,446,454
  1,558,000   CULLINAN FINANCE CORPORATION                                                       3.95     12/13/2005      1,555,881
  5,200,000   DANSKE CORPORATION                                                                 4.06     12/12/2005      5,193,552
  1,450,000   DEXIA DELAWARE LLC                                                                 4.05     12/07/2005      1,449,029
  1,750,000   FAIRWAY FINANCE CORPORATION                                                        3.99     12/14/2005      1,747,428
  3,251,000   GENERAL ELECTRIC CAPITAL                                                           4.05     12/08/2005      3,248,464
  2,000,000   GENERAL ELECTRIC CAPITAL, 3M LIBOR + 13BPS                                         4.01     09/18/2006      2,002,480
  2,075,000   GEORGE STREET FINANCE LLC                                                          4.05     12/09/2005      2,073,133
  2,000,000   GEORGE STREET FINANCE LLC                                                          3.82     12/12/2005      1,997,520
  1,635,000   GOVCO INCORPORATED                                                                 4.05     12/06/2005      1,634,084
  1,700,000   HBOS TREASURY SERVICES PLC                                                         4.05     12/01/2005      1,700,000
  5,000,000   IRISH LIFE & PERMANENT PLC                                                         4.10     12/14/2005      4,992,650
  4,000,000   KLIO III FUNDING CORPORATION                                                       4.06     12/09/2005      3,996,400
  4,118,000   LEXINGTON PARKER CAPITAL CORPORATION                                               4.06     12/01/2005      4,118,000
  5,441,000   LIBERTY STREET FUNDING CORPORATION                                                 4.09     12/13/2005      5,433,600
  4,000,000   LIQUID FUNDING LIMITED                                                             4.08     12/05/2005      3,998,200
  6,300,000   NEWPORT FUNDING CORPORATION                                                        4.04     12/01/2005      6,300,000
  6,300,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                            4.06     12/01/2005      6,300,000
  5,000,000   NORDEA NORTH AMERICA INCORPORATED                                                  4.05     12/09/2005      4,995,500
  1,221,000   PREFERRED RECEIVABLE FUNDING CORPORATION                                           4.05     12/05/2005      1,220,451
  1,099,000   RANGER FUNDING CORPORATION                                                         4.05     12/08/2005      1,098,143
  1,797,000   SCALDIS CAPITAL LIMITED                                                            4.19     12/20/2005      1,793,101
  2,393,000   SEDNA FINANCE, INCORPORATED                                                        4.07     12/09/2005      2,390,846
  3,800,000   SPINTAB (SWEDMORTGAGE) AB (SUB. SWEDBANK)                                          4.05     12/07/2005      3,797,454
  2,600,000   UBS FINANCE (DELAWARE) LLC                                                         4.06     12/01/2005      2,600,000
  1,400,000   UBS FINANCE (DELAWARE) LLC                                                         4.06     12/02/2005      1,399,846
  2,000,000   UNICREDITO ITALIANO NY, 3M LIBOR - 6BPS                                            3.96     06/30/2006      1,989,640
                                                                                                                        122,334,913
                                                                                                                       ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $127,397,011)                                                             127,397,011
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
SHORT-TERM INVESTMENTS - 8.76%
 23,104,515   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                             $  23,104,515

TOTAL SHORT-TERM INVESTMENTS (COST $23,104,515)                                                                          23,104,515
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $394,873,265)*                               147.60%                                                            $ 389,221,724

OTHER ASSETS AND LIABILITIES, NET                  (47.60)                                                             (125,527,996)
                                                   ------                                                             -------------

TOTAL NET ASSETS                                   100.00%                                                            $ 263,693,728
                                                   ======                                                             =============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $23,104,515.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                               NTEREST RATE  MATURITY DATE     VALUE
ASSET-BACKED SECURITIES - 9.91%
$ 1,587,772   BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8                   6.73%    06/10/2023   $  1,594,069
  1,375,000   BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-B  CLASS A4+/-                 4.13     12/01/2025      1,374,993
  1,123,850   BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS A2+/-                  4.13     12/01/2021      1,124,479
  6,000,000   CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5+/-                             6.60     02/25/2032      6,112,624
    309,614   CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7                        6.63     09/15/2016        308,041
  2,310,000   CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                                 4.64     06/15/2035      2,246,981
    649,137   EQCC HOME EQUITY LOAN TRUST SERIES 1999-2 CLASS A6F                                6.69     07/25/2030        651,523
  2,563,356   GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                            6.86     07/15/2029      2,631,302
  2,131,536   GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2                           8.36     07/15/2030      2,163,810
  2,005,961   GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++                                          4.53     04/25/2035      2,005,804
  7,000,000   HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2005-3 CLASS A2                            4.41     06/15/2012      6,936,827
  6,515,717   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2 CLASS A1+/-           4.27     01/20/2035      6,514,768
  4,575,000   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-4 CLASS A4                          4.60     11/22/2010      4,522,232
  6,445,000   HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-3 CLASS A3                                  4.80     10/17/2010      6,446,196
  7,650,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                              4.18     02/15/2012      7,498,268
  3,800,000   KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-                             4.74     11/25/2036      3,821,622
  3,145,000   MELLON BANK PREMIUM FINANCE LOAN MASTER SERIES 2004-1 CLASS A+/-                   4.03     06/15/2009      3,145,199
  6,860,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2003-C CLASS A5                         3.21     03/16/2009      6,694,078
  1,500,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-C CLASS A3                         4.19     07/15/2009      1,483,861
  4,125,000   ONYX ACCEPTANCE GRANTOR TRUST SERIES 2004-C CLASS A4                               3.50     12/15/2011      4,031,271
  4,000,000   ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                               4.34     05/15/2012      3,936,102
  3,007,184   RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3 CLASS A6                5.98     08/25/2019      3,008,669
  5,000,000   SMALL BUSINESS ADMINISTRATION SERIES 2005-P10B CLASS 1                             4.94     08/10/2015      4,953,150
  4,000,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A3                          4.28     06/14/2010      3,960,078
  1,538,914   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1 CLASS A+/-              4.41     06/25/2034      1,539,872
  5,000,000   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                                   4.39     05/19/2013      4,929,598

TOTAL ASSET-BACKED SECURITIES (COST $94,445,215)                                                                         93,635,417
                                                                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.57%
  9,502,229   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-                     3.02     08/25/2035      9,502,229
  3,067,979   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                                   6.50     11/25/2034      3,099,372
  7,238,305   COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++                              4.55     03/25/2035      7,245,552
  5,758,550   COUNTRYWIDE HOME LOANS SERIES 2005-R3+/-++                                         4.59     09/25/2035      5,793,505
  3,573,943   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2004-AR5 CLASS
              10A1+/-                                                                            5.01     05/01/2034      3,545,526
  6,172,981   FANNIE MAE SERIES 2002-9 CLASS PC<<                                                6.00     03/25/2017      6,302,016
     23,738   FANNIE MAE SERIES 1988-5 CLASS Z                                                   9.20     03/25/2018         24,967
 22,410,015   FANNIE MAE SERIES 2005-29 CLASS WQ<<                                               5.50     04/25/2035     22,278,773
  9,638,339   FANNIE MAE WHOLE LOAN SERIES 2002-W4 CLASS A4                                      6.25     05/25/2042      9,678,641
  5,579,603   FANNIE MAE WHOLE LOAN SERIES 2004-W11 CLASS 1A3                                    7.00     05/25/2044      5,789,320
  2,867,213   FANNIE MAE WHOLE LOAN SERIES 2004-W8 CLASS 3A                                      7.50     06/25/2044      3,018,584
  8,771,000   FNMA SERIES 2002-6 CLASS PD<<                                                      6.00     02/25/2017      8,980,736
  2,364,490   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                        4.13     01/19/2035      2,360,068
    147,977   LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                                      9.95     08/01/2017        153,213
  1,088,289   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1 CLASS A3              7.12     06/18/2029      1,097,205
    569,977   NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-                        4.45     11/10/2030        571,146
  1,787,452   NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A4                            6.65     11/10/2030      1,795,158
    861,137   NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                             7.56     11/10/2030        907,704
  4,740,539   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++                   6.50     10/25/2034      4,791,568

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   549,870   RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1 CLASS A1+/-             4.69%    11/25/2034   $    552,300
  3,357,304   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                       4.40     10/20/2027      3,359,110
  3,855,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A4+/-                5.29     07/15/2042      3,852,987
  4,614,717   WASHINGTON MUTUAL MORTGAGE 2005-AR6 20450425+/-                                    4.06     04/25/2045      4,600,145

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $110,660,812)                                                           109,299,825
                                                                                                                       ------------
CORPORATE BONDS & NOTES - 25.13%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.04%
    375,000   SWIFT ENERGY                                                                       7.63     07/15/2011        380,625
                                                                                                                       ------------
AEROSPACE, DEFENSE - 0.07%
    600,000   ARMOR HOLDINGS INCORPORATED                                                        8.25     08/15/2013        648,000
                                                                                                                       ------------
AMUSEMENT & RECREATION SERVICES - 0.19%
    295,000   K2 INCORPORATED                                                                    7.38     07/01/2014        291,313
  1,480,000   PEARSON DOLLAR FINANCIAL PLC++                                                     5.70     06/01/2014      1,492,762
                                                                                                                          1,784,075
                                                                                                                       ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.11%
    675,000   PHILLIPS-VAN HEUSEN                                                                7.75     11/15/2023        695,250
    375,000   RUSSELL CORPORATION                                                                9.25     05/01/2010        380,625
                                                                                                                          1,075,875
                                                                                                                       ------------
BUSINESS SERVICES - 1.04%
    100,000   AFFINITY GROUP INCORPORATED                                                        9.00     02/15/2012         99,750
  2,370,000   CENDANT CORPORATION                                                                7.38     01/15/2013      2,594,707
  2,150,000   FISERV INCORPORATED                                                                4.00     04/15/2008      2,087,343
    375,000   IRON MOUNTAIN INCORPORATED                                                         8.63     04/01/2013        391,875
  1,750,000   NCR CORPORATION++                                                                  7.13     06/15/2009      1,830,297
    600,000   NCR CORPORATION                                                                    7.13     06/15/2009        627,530
  2,120,000   THOMPSON CORPORATION                                                               6.20     01/05/2012      2,238,504
                                                                                                                          9,870,006
                                                                                                                       ------------
CHEMICALS & ALLIED PRODUCTS - 1.51%
    225,000   AIRGAS INCORPORATED                                                                9.13     10/01/2011        238,500
    500,000   AIRGAS INCORPORATED SERIES MTN                                                     7.75     09/15/2006        508,750
  2,650,000   BRISTOL MYERS SQUIBB                                                               5.75     10/01/2011      2,723,752
  1,400,000   HOSPIRA INCORPORATED                                                               4.95     06/15/2009      1,390,124
    375,000   IMC GLOBAL INCORPORATED                                                           10.88     06/01/2008        415,313
    325,000   IMC GLOBAL INCORPORATED SERIES B                                                  11.25     06/01/2011        352,625
    475,000   JOHNSONDIVERSEY INCORPORATED SERIES B<<                                            9.63     05/15/2012        475,000
    900,000   LYONDELL CHEMICAL COMPANY SERIES A                                                 9.63     05/01/2007        942,750
  2,300,000   OLIN CORPORATION                                                                   9.13     12/15/2011      2,692,516
    800,000   SENSIENT TECHNOLOGIES                                                              6.50     04/01/2009        811,796
  1,500,000   VALSPAR CORPORATION++                                                              5.10     08/01/2015      1,433,729
  2,100,000   WYETH                                                                              6.95     03/15/2011      2,260,198
                                                                                                                         14,245,053
                                                                                                                       ------------
COMMUNICATIONS - 0.82%
  1,900,000   COX COMMUNICATIONS INCORPORATED                                                    7.88     08/15/2009      2,044,573
    500,000   L3 COMMUNICATIONS CORPORATION                                                      7.63     06/15/2012        525,000
    375,000   PANAMSAT CORPORATION                                                               6.38     01/15/2008        376,875

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                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
COMMUNICATIONS (CONTINUED)
$ 1,495,000   QWEST CORPORATION<<                                                                5.63%    11/15/2008   $  1,480,050
    275,000   SINCLAIR BROADCAST GROUP INCORPORATED                                              8.75     12/15/2011        290,469
  3,010,000   SPRINT CAPITAL CORPORATION                                                         6.00     01/15/2007      3,041,334
                                                                                                                          7,758,301
                                                                                                                       ------------
CONSUMER SERVICES - 0.28%
  2,455,000   NIELSEN MEDIA                                                                      7.60     06/15/2009      2,608,477
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS - 5.16%
  4,400,000   ASSOCIATED BANCORP                                                                 6.75     08/15/2011      4,762,569
  6,839,000   BANKAMERICA CAPITAL III+/-                                                         4.72     01/15/2027      6,602,234
  2,000,000   CHASE CAPITAL VI+/-                                                                4.88     08/01/2028      1,919,612
  4,000,000   CITY NATIONAL BANK                                                                 6.75     09/01/2011      4,343,976
  2,375,000   COLONIAL BANK                                                                      9.38     06/01/2011      2,778,377
    750,000   CORESTATES CAPITAL TRUST II+/-++                                                   4.80     01/15/2027        732,602
  4,426,000   DEPOSIT GUARANTY CORPORATION                                                       7.25     05/01/2006      4,472,508
  1,226,000   FARMERS EXCHANGE CAPITAL++                                                         7.20     07/15/2048      1,242,276
    500,000   FIRST CITIZENS BANCORP++                                                           6.80     04/01/2015        512,518
  3,250,000   FIRSTAR BANK NA                                                                    7.13     12/01/2009      3,506,656
  2,000,000   GREATER BAY BANCORP                                                                5.13     04/15/2010      1,978,956
    800,000   HAVEN CAPITAL TRUST I                                                             10.46     02/01/2027        876,143
  2,665,000   MANUFACTURERS & TRADERS TRUST COMPANY                                              8.00     10/01/2010      2,974,745
  2,900,000   NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                          5.03     04/01/2027      2,870,136
    450,000   NTC CAPITAL TRUST SERIES A+/-                                                      4.67     01/15/2027        431,561
  1,225,000   OLD NATIONAL BANK EVANSVILLE IN                                                    6.75     10/15/2011      1,295,158
  2,875,000   TCF FINANCIAL BANK+/-                                                              5.00     06/15/2014      2,827,977
  1,425,000   US BANK NATIONAL ASSOCIATION SERIES BKNT                                           6.38     08/01/2011      1,515,074
  2,750,000   WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                             7.80     08/18/2010      3,082,635
                                                                                                                         48,725,713
                                                                                                                       ------------
EDUCATIONAL SERVICES - 0.86%
  2,235,000   MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                              7.25     11/02/2049      2,814,497
  5,000,000   STANFORD UNIVERSITY SERIES MTNA                                                    6.16     04/30/2011      5,283,310
                                                                                                                          8,097,807
                                                                                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.39%
  2,500,000   DUKE ENERGY FIELD SERVICES LLC                                                     7.88     08/16/2010      2,761,460
    500,000   PEOPLES ENERGY CORPORATION                                                         6.90     01/15/2011        537,779
    380,000   SEMCO ENERGY INCORPORATED                                                          7.13     05/15/2008        384,747
                                                                                                                          3,683,986
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.55%
    350,000   FLEXTRONICS INTERNATIONAL<<                                                        6.25     11/15/2014        343,875
  1,400,000   SOLECTRON CORPORATION SERIES B<<                                                   7.38     03/01/2006      1,400,000
  3,350,000   THOMAS & BETTS CORPORATION SERIES MTN                                              6.63     05/07/2008      3,438,115
                                                                                                                          5,181,990
                                                                                                                       ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.10%
    860,000   US ONCOLOGY INCORPORATED                                                           9.00     08/15/2012        918,050
                                                                                                                       ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.06%
    525,000   VALMONT INDUSTRIES INCORPORATED                                                    6.88     05/01/2014        530,250
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
FOOD & KINDRED PRODUCTS - 1.09%
$ 1,000,000   CADBURY SCHWEPPES US FINANCE LLC++                                                 3.88%    10/01/2008   $    969,832
  2,650,000   CONAGRA FOODS INCORPORATED                                                         7.88     09/15/2010      2,928,505
    375,000   CONSTELLATION BRANDS INCORPORATED SERIES B                                         8.00     02/15/2008        391,875
    485,000   CORN PRODUCTS INTERNATIONAL INCORPORATED                                           8.25     07/15/2007        508,357
    745,000   COTT BEVERAGES USA INCORPORATED                                                    8.00     12/15/2011        763,625
  2,500,000   KELLOGG COMPANY                                                                    6.60     04/01/2011      2,673,440
  1,600,000   KRAFT FOODS INCORPORATED                                                           6.25     06/01/2012      1,679,390
    375,000   LAND O' LAKES INCORPORATED                                                         9.00     12/15/2010        406,875
                                                                                                                         10,321,899
                                                                                                                       ------------
FORESTRY - 0.03%
    500,000   TEMBEC INDUSTRIES<<                                                                8.63     06/30/2009        330,000
                                                                                                                       ------------
GENERAL MERCHANDISE STORES - 0.09%
    375,000   JEAN COUTU GROUP INCORPORATED<<                                                    7.63     08/01/2012        367,500
    475,000   RITE AID CORPORATION                                                               9.50     02/15/2011        491,625
                                                                                                                            859,125
                                                                                                                       ------------
HEALTH CARE COST CONTAINMENT - 0.29%
  2,500,000   PNC FUNDING BBB+                                                                   7.50     11/01/2009      2,715,170
                                                                                                                       ------------
HEALTH SERVICES - 0.64%
  3,650,000   AMERICAN ASSOCIATION OF RETIRED PERSONS++                                          7.50     05/01/2031      4,444,525
  1,450,000   HEALTHSOUTH CORPORATION<<                                                          7.63     06/01/2012      1,341,250
    250,000   NDC HEALTH CORPORATION                                                            10.50     12/01/2012        284,375
                                                                                                                          6,070,150
                                                                                                                       ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.53%
  2,250,000   NATIONAL CITY BANK OF COLUMBUS SERIES 4                                            7.25     07/15/2010      2,453,990
    250,000   NATIONAL CITY BANK OF KENTUCKY SERIES BANK NOTE                                    6.30     02/15/2011        263,897
  2,145,000   PRINCIPAL LIFE GLOBAL FUNDING I++                                                  6.25     02/15/2012      2,275,532
                                                                                                                          4,993,419
                                                                                                                       ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
  1,625,000   STEELCASE INCORPORATED                                                             6.38     11/15/2006      1,626,243
                                                                                                                       ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.06%
    545,000   MGM MIRAGE INCORPORATED<<                                                          6.75     09/01/2012        549,087
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.17%
    500,000   AMERICAN STANDARD INCORPORATED                                                     8.25     06/01/2009        546,918
    400,000   BRIGGS & STRATTON CORPORATION                                                      8.88     03/15/2011        446,000
    625,000   UNISYS CORPORATION<<                                                               6.88     03/15/2010        568,750
                                                                                                                          1,561,668
                                                                                                                       ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.53%
  2,000,000   ALLSTATE FINANCIAL GLOBAL FUNDING++                                                6.50     06/14/2011      2,129,386
  2,670,000   NLV FINANCIAL CORPORATION++                                                        7.50     08/15/2033      2,898,822
                                                                                                                          5,028,208
                                                                                                                       ------------
INSURANCE CARRIERS - 4.32%
  2,675,000   BLUE CROSS & BLUE SHIELD OF FLORIDA++                                              8.25     11/15/2011      3,058,039
  3,200,000   JOHN HANCOCK GLOBAL FUNDING II++                                                   7.90     07/02/2010      3,593,011
    750,000   LINCOLN NATIONAL CORPORATION                                                       6.20     12/15/2011        792,451
  3,007,000   MARKEL CORPORATION                                                                 7.20     08/15/2007      3,099,625

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
INSURANCE CARRIERS (CONTINUED)
$ 4,450,000   MINNESOTA LIFE INSURANCE COMPANY++                                                 8.25%    09/15/2025   $  5,690,113
  3,000,000   MONUMENTAL GLOBAL FUNDING II++                                                     4.63     03/15/2010      2,972,187
  2,900,000   NEW YORK LIFE GLOBAL FUNDING++                                                     5.38     09/15/2013      2,957,974
  1,650,000   PROTECTIVE LIFE US FUNDING TRUST++                                                 5.88     08/15/2006      1,660,842
  3,523,000   PRUDENTIAL INSURANCE COMPANY OF AMERICA++                                          7.65     07/01/2007      3,668,186
  2,782,000   REINSURANCE GROUP OF AMERICA++                                                     7.25     04/01/2006      2,793,036
  2,750,000   RELIASTAR FINANCIAL CORPORATION                                                    8.00     10/30/2006      2,816,401
  1,385,000   SAFECO CORPORATION                                                                 4.88     02/01/2010      1,370,715
  3,700,000   UNITRIN INCORPORATED                                                               5.75     07/01/2007      3,726,462
  2,675,000   WR BERKLEY CORPORATION                                                             5.13     09/30/2010      2,647,306
                                                                                                                         40,846,348
                                                                                                                       ------------
MACHINERY - 0.08%
    600,000   JLG INDUSTRIES INCORPORATED                                                        8.25     05/01/2008        630,000
    100,000   JLG INDUSTRIES INCORPORATED<<                                                      8.38     06/15/2012        105,250
                                                                                                                            735,250
                                                                                                                       ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.71%
    275,000   CENTRAL GARDEN & PET COMPANY                                                       9.13     02/01/2013        289,437
  3,300,000   GENERAL ELECTRIC COMPANY                                                           5.00     02/01/2013      3,273,567
  2,000,000   HONEYWELL INTERNATIONAL INCORPORATED                                               6.13     11/01/2011      2,103,374
    585,000   JACUZZI BRANDS INCORPORATED                                                        9.63     07/01/2010        623,025
    375,000   OWENS-BROCKWAY                                                                     8.88     02/15/2009        393,750
                                                                                                                          6,683,153
                                                                                                                       ------------
MISCELLANEOUS RETAIL - 0.12%
    800,000   PROLOGIS++                                                                         5.25     11/15/2010        797,060
    380,000   REMINGTON ARMS COMPANY INCORPORATED<<                                             10.50     02/01/2011        330,600
                                                                                                                          1,127,660
                                                                                                                       ------------
MOTION PICTURES - 0.34%
  3,000,000   TIME WARNER INCORPORATED                                                           6.75     04/15/2011      3,176,658
                                                                                                                       ------------
NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.28%
  2,350,000   GOODRICH CORPORATION                                                               7.63     12/15/2012      2,661,116
                                                                                                                       ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.84%
  2,575,000   ATHENA NEUROSCIENCES FINANCE LLC<<                                                 7.25     02/21/2008      2,504,188
  3,500,000   FORD MOTOR CREDIT COMPANY                                                          7.38     10/28/2009      3,217,315
  2,100,000   GENERAL MOTORS ACCEPTANCE CORPORATION                                              7.75     01/19/2010      1,991,686
    200,000   GENERAL MOTORS ACCEPTANCE CORPORATION+/-                                           6.07     12/01/2014        179,205
                                                                                                                          7,892,394
                                                                                                                       ------------
OIL & GAS EXTRACTION - 0.42%
  2,250,000   MARATHON OIL CORPORATION CONSOLIDATED                                              6.85     03/01/2008      2,339,311
    150,000   MARKWEST ENERGY++                                                                  6.88     11/01/2014        137,250
    275,000   PARKER DRILLING COMPANY                                                            9.63     10/01/2013        307,313
     93,000   PARKER DRILLING COMPANY SERIES B                                                  10.13     11/15/2009         96,604
    525,000   PIONEER NATURAL RESOURCES COMPANY                                                  6.50     01/15/2008        536,627
    250,000   POGO PRODUCING COMPANY                                                             6.63     03/15/2015        243,750
    300,000   STONE ENERGY CORPORATION                                                           6.75     12/15/2014        279,750
                                                                                                                          3,940,605
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
PAPER & ALLIED PRODUCTS - 0.31%
$   531,000   ABITIBI CONSOLIDATED INCORPORATED                                                  6.95%    12/15/2006   $    538,965
  1,750,000   INTERNATIONAL PAPER COMPANY                                                        6.75     09/01/2011      1,844,129
    600,000   SOLO CUP COMPANY<<                                                                 8.50     02/15/2014        543,750
                                                                                                                          2,926,844
                                                                                                                       ------------
PERSONAL SERVICES - 0.10%
    355,000   ALDERWOODS GROUP INCORPORATED                                                      7.75     09/15/2012        368,312
     35,000   SERVICE CORPORATION INTERNATIONAL                                                  6.00     12/15/2005         35,000
    500,000   SERVICE CORPORATION INTERNATIONAL                                                  6.50     03/15/2008        506,250
                                                                                                                            909,562
                                                                                                                       ------------
PRIMARY METAL INDUSTRIES - 0.10%
    125,000   CENTURY ALUMINUM COMPANY                                                           7.50     08/15/2014        120,625
    500,000   ISPAT INLAND ULC+/-                                                               10.80     04/01/2010        520,000
    273,000   UNITED STATES STEEL LLC                                                           10.75     08/01/2008        301,324
                                                                                                                            941,949
                                                                                                                       ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.56%
  2,235,000   AMERICAN GREETINGS CORPORATION                                                     6.10     08/01/2028      2,265,731
    500,000   HOUGHTON MIFFLIN COMPANY                                                           8.25     02/01/2011        518,125
  2,350,000   VIACOM INCORPORATED                                                                7.70     07/30/2010      2,535,488
                                                                                                                          5,319,344
                                                                                                                       ------------
REAL ESTATE - 0.28%
  1,300,000   HOUSING URBAN DEVELOPMENT SERIES 04-A                                              5.08     08/01/2013      1,316,090
  1,250,000   SHURGARD STORAGE CENTERS                                                           7.75     02/22/2011      1,365,665
                                                                                                                          2,681,755
                                                                                                                       ------------
RECREATION - 0.02%
    200,000   AMF BOWLING WORLDWIDE INCORPORATED                                                10.00     03/01/2010        200,000
                                                                                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.37%
  3,250,000   MORGAN STANLEY                                                                     6.75     04/15/2011      3,482,141
                                                                                                                       ------------
TRANSPORTATION BY AIR - 0.74%
  1,369,520   CONTINENTAL AIRLINES INCORPORATED SERIES 972A<<                                    7.15     06/30/2007      1,265,135
    744,579   CONTINENTAL AIRLINES INCORPORATED SERIES 974C<<                                    6.80     07/02/2007        701,257
    370,000   DELTA AIR LINES INCORPORATED++                                                     9.50     11/18/2008        318,200
  3,362,734   FEDEX CORPORATION SERIES 97-B                                                      7.52     01/15/2018      3,581,429
  1,170,960   NORTHWEST AIRLINES INCORPORATED SERIES 991A                                        6.81     02/01/2020      1,080,667
                                                                                                                          6,946,688
                                                                                                                       ------------
TRANSPORTATION EQUIPMENT - 0.36%
    535,000   ALLIANT TECHSYSTEMS INCORPORATED                                                   8.50     05/15/2011        561,750
    550,000   DELCO REMY INTERNATIONAL INCORPORATED+/-<<                                         8.15     04/15/2009        511,500
    860,000   NAVISTAR INTERNATIONAL<<                                                           7.50     06/15/2011        829,900
  1,500,000   NAVISTAR INTERNATIONAL CORPORATION SERIES B                                        9.38     06/01/2006      1,526,250
                                                                                                                          3,429,400
                                                                                                                       ------------
TRANSPORTATION SERVICES - 0.04%
     53,000   TEEKAY SHIPPING CORPORATION                                                        8.32     02/01/2008         53,530
    300,000   TEEKAY SHIPPING CORPORATION<<                                                      8.88     07/15/2011        338,625
                                                                                                                            392,155
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
VENTURE CAPITAL - 0.25%
$ 2,500,000   DEVELOPERS DIVERSIFIED REALTY CORP. (REIT)                                         3.88%    01/30/2009   $  2,396,035
                                                                                                                       ------------
WATER TRANSPORTATION - 0.04%
    400,000   OVERSEAS SHIPHOLDING GROUP<<                                                       8.25     03/15/2013        423,500
                                                                                                                       ------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.07%
    200,000   AVIALL INCORPORATED                                                                7.63     07/01/2011        206,000
    500,000   SPECTRUM BRANDS INCORPORATED<<                                                     7.38     02/01/2015        432,500
                                                                                                                            638,500
                                                                                                                       ------------
TOTAL CORPORATE BONDS & NOTES (COST $233,196,833)                                                                       237,314,234
                                                                                                                       ------------
FOREIGN CORPORATE BONDS - 0.02%

PRIMARY METAL INDUSTRIES - 0.02%
    250,000   NOVELIS INCORPORATED++                                                             7.25     02/15/2015        233,750

TOTAL FOREIGN CORPORATE BONDS (COST $250,000)                                                                               233,750
                                                                                                                       ------------
MUNICIPAL BONDS & NOTES - 2.84%
  2,300,000   BRIDGEPORT COUNTY GO TAXABLE PENSION BONDS FGIC INSURED                            7.33     01/15/2007      2,360,904
  1,000,000   CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)                             4.88     01/01/2015        984,850
  3,035,000   CITY OF MINNEAPOLIS MN SERIES A                                                    6.00     02/01/2026      3,109,054
  5,030,000   HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING REVENUE                  7.40     12/01/2025      6,137,153
  5,160,000   INDIANA BOND BANK REVENUE                                                          4.73     01/15/2014      5,054,117
    890,000   LA CROSSE WI SERIES B                                                              5.00     12/01/2009        888,086
    940,000   LA CROSSE WI SERIES B                                                              5.20     12/01/2010        943,027
  2,210,000   LOYOLA UNIVERSITY ILLINOIS                                                         4.80     07/01/2013      2,140,385
  2,000,000   MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES 15                6.05     01/01/2012      2,113,220
  1,015,000   STATE OF ILLINOIS                                                                  4.95     06/01/2023        973,700
  1,000,000   STATE OF TEXAS                                                                     7.15     12/01/2009      1,076,750
  1,000,000   STRATFORD CT                                                                       6.28     02/15/2009      1,042,110
                                                                                                                         26,823,356
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $25,717,962)                                                                         26,823,356
                                                                                                                       ------------
AGENCY SECURITIES - 36.72%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.87%
  7,942,680   FHLMC #1G-0157+/-                                                                  4.51     03/01/2035      7,825,685
     29,154   FHLMC #410425+/-                                                                   5.06     09/01/2026         29,821
     21,101   FHLMC #410464+/-                                                                   4.13     11/01/2026         21,588
    221,147   FHLMC #606279+/-                                                                   4.19     02/01/2015        222,543
     66,999   FHLMC #846367+/-                                                                   4.79     04/01/2029         68,496
  1,442,848   FHLMC #90248<<                                                                     6.00     06/01/2017      1,471,078
  1,345,994   FHLMC #A15838<<                                                                    5.50     12/01/2033      1,330,612
  3,251,158   FHLMC #A16678<<                                                                    5.50     12/01/2033      3,214,004
  1,471,457   FHLMC #E90573<<                                                                    6.00     07/01/2017      1,500,246
  8,549,098   FHLMC SERIES 1675 CLASS KZ<<                                                       6.50     02/15/2024      8,835,526
  9,991,441   FHLMC SERIES 2358 CLASS PD                                                         6.00     09/15/2016     10,201,866
 17,492,723   FHLMC SERIES 2363 CLASS PF<<                                                       6.00     09/15/2016     17,857,621

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$22,207,287   FHLMC SERIES 2416 CLASS PE<<                                                       6.00%    10/15/2021   $ 22,655,872
  2,415,608   FHLMC SERIES 2439 CLASS LG<<                                                       6.00     09/15/2030      2,448,247
  4,033,712   FHLMC SERIES T-20 CLASS A6+/-                                                      7.49     09/25/2029      4,047,673
 24,958,547   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z                     6.50     02/25/2042     25,496,728
  4,574,266   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A                      7.50     09/25/2043      4,834,428
                                                                                                                        112,062,034
                                                                                                                       ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.62%
  3,396,516   FNMA<<                                                                             5.00     09/01/2034      3,268,450
  5,324,639   FNMA<<                                                                             5.50     05/01/2034      5,257,112
     26,757   FNMA #342042+/-                                                                    4.87     06/01/2025         27,335
     17,657   FNMA #344689+/-                                                                    5.04     11/01/2025         17,796
     50,615   FNMA #344692+/-                                                                    5.04     10/01/2025         51,400
     41,812   FNMA #347712+/-                                                                    5.50     06/01/2026         42,395
  4,762,117   FNMA #383017<<                                                                     6.49     01/01/2008      4,853,845
  4,727,944   FNMA #386890                                                                       3.99     04/01/2011      4,496,533
  7,383,694   FNMA #555326<<                                                                     5.50     04/01/2033      7,274,769
    599,990   FNMA #557072+/-                                                                    4.56     06/01/2040        606,818
  1,513,559   FNMA #656566<<                                                                     5.50     04/01/2018      1,520,721
  4,031,820   FNMA #678939<<                                                                     5.50     02/01/2018      4,050,898
    620,593   FNMA #701350<<                                                                     5.50     04/01/2018        623,529
 12,976,010   FNMA #725232<<                                                                     5.00     03/01/2034     12,529,087
  4,721,122   FNMA #725250<<                                                                     5.00     03/01/2034      4,543,112
  3,737,647   FNMA #731996+/-<<                                                                  4.07     09/01/2033      3,683,901
  3,903,729   FNMA #739757+/-<<                                                                  4.05     08/01/2033      3,839,892
  8,445,668   FNMA #741305<<                                                                     5.00     09/01/2018      8,323,222
  4,688,540   FNMA #741458+/-<<                                                                  4.47     10/01/2033      4,669,629
  5,292,554   FNMA #763644<<                                                                     5.50     01/01/2034      5,214,478
  9,237,699   FNMA #765178<<                                                                     5.00     01/01/2019      9,103,771
  1,845,625   FNMA #765769<<                                                                     5.00     02/01/2019      1,818,867
  9,073,066   FNMA #789463+/-<<                                                                  4.40     06/01/2034      8,959,626
  8,344,978   FNMA #801908                                                                       5.00     11/01/2019      8,223,993
  4,843,188   FNMA #834933+/-<<                                                                  5.07     07/01/2035      4,858,148
  1,014,284   FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                         7.00     12/25/2041      1,048,694
  4,511,224   FNMA GRANTOR TRUST SERIES 2004-T2                                                  6.00     11/25/2034      4,543,814
  5,827,192   FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                         6.00     02/25/2044      5,894,578
 20,027,293   FNMA POOL 725773                                                                   5.50     09/01/2034     19,731,850
  1,235,033   FNMA SERIES 1998-M6 CLASS A2                                                       6.32     08/15/2008      1,268,600
  5,000,000   FNMA SERIES 2001-M1 CLASS B<<                                                      6.12     05/25/2013      5,149,249
  2,551,138   FNMA SERIES 2002-90 CLASS A2                                                       6.50     11/25/2042      2,621,938
  4,288,127   FNMA SERIES 2003-86 CLASS PT                                                       4.50     09/25/2018      4,191,033
 20,138,855   FNMA SERIES 2003-92 CLASS HP<<                                                     4.50     09/25/2018     19,691,523
  7,732,708   FNMA SERIES 2003-97 CLASS CA<<                                                     5.00     10/25/2018      7,667,773
  1,658,470   FNMA SERIES 2003-W4 3A                                                             7.00     10/25/2042      1,716,172
 12,850,000   FNMA TBA                                                                           5.00     12/01/2033     12,360,094
  1,012,012   FNMA WHOLE LOAN                                                                    7.00     12/25/2033      1,045,489
                                                                                                                        194,790,134
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.91%
$   214,434   GNMA #345066                                                                       6.50%    10/15/2023   $    223,402
    161,437   GNMA #346960                                                                       6.50     12/15/2023        168,188
    136,980   GNMA #354692                                                                       6.50     11/15/2023        142,709
    222,355   GNMA #361398                                                                       6.50     01/15/2024        231,575
    259,912   GNMA #366641                                                                       6.50     11/15/2023        270,783
     47,739   GNMA #473917                                                                       7.00     04/15/2028         50,182
     80,006   GNMA #473918                                                                       7.00     04/15/2028         84,101
    421,130   GNMA #531436                                                                       7.00     06/15/2042        471,440
      8,886   GNMA #531965                                                                       7.72     12/15/2041          9,817
    297,231   GNMA #533858                                                                       7.35     06/15/2042        326,713
    702,524   GNMA #780626                                                                       7.00     08/15/2027        737,580
 31,138,165   GNMA SERIES 2003-38 CLASS JC+/-<<                                                  6.99     08/16/2042     34,249,092
                                                                                                                         36,965,582
                                                                                                                       ------------
STUDENT LOAN MARKETING ASSOCIATION - 0.32%
  3,000,000   SLMA SERIES 1999-3 CLASS CTFS+/-                                                   4.60     01/26/2015      3,030,393

TOTAL AGENCY SECURITIES (COST $351,496,862)                                                                             346,848,143
                                                                                                                       ------------

SHARES
PRIVATE INVESTMENT PARTNERSHIPS - 0.17%
  2,500,000   TOLL ROAD INVESTMENT PARTNERSHIP II LP++^                                                                   1,525,127
        349   PPM AMERICA CBO II LIMITED PARTNERSHIP                                                                         36,695
                                                                                                                       ------------
TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,780,882)                                                                   1,561,822
                                                                                                                       ------------

PRINCIPAL
TERM LOANS - 0.19%
$ 1,000,000   CITGO PETROLEUM CORPORATION+/-++                                                   5.68     11/15/2012      1,000,000
    757,692   NOVELIS INCORPORATED TERM LOAN B+/-++                                              5.46     01/07/2012        766,216
                                                                                                                       ------------
TOTAL TERM LOANS (COST $1,763,803)                                                                                        1,766,216
                                                                                                                       ------------
US TREASURY SECURITIES - 11.59%

US TREASURY BOND - 11.59%
 12,500,000   US TREASURY BOND<<                                                                 7.25     05/15/2016     15,185,550
  5,250,000   US TREASURY BOND<<                                                                 8.00     11/15/2021      7,109,855
 14,400,000   US TREASURY BOND<<                                                                 7.25     08/15/2022     18,407,246
 22,865,000   US TREASURY BOND<<                                                                 6.25     08/15/2023     26,754,725
  4,310,000   US TREASURY BOND<<                                                                 6.75     08/15/2026      5,396,590
  1,730,000   US TREASURY BOND<<                                                                 6.13     08/15/2029      2,055,794
 12,000,000   US TREASURY BOND<<                                                                 5.38     02/15/2031     13,185,000
  8,925,000   US TREASURY BOND - INFLATION PROTECTED<<&                                          3.38     04/15/2032     11,268,857
  9,300,000   US TREASURY BOND - INFLATION PROTECTED<<&                                          2.38     01/15/2025     10,093,584
                                                                                                                        109,457,201
                                                                                                                       ------------
TOTAL US TREASURY SECURITIES (COST $108,836,102)                                                                        109,457,201
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
COLLATERAL FOR SECURITIES LENDING - 38.77%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.49%
  4,631,495   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                   $  4,631,495
                                                                                                                       ------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 38.28%
$ 4,000,000   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                      4.06%    12/12/2005      3,995,040
  3,000,000   AMSTEL FUNDING CORPORATION                                                         3.69     12/21/2005      2,993,130
  1,700,000   AMSTEL FUNDING CORPORATION                                                         3.99     12/27/2005      1,694,900
  2,000,000   AMSTEL FUNDING CORPORATION                                                         4.44     03/28/2006      1,971,800
  5,000,000   AQUIFER FUNDING LIMITED                                                            4.05     12/07/2005      4,996,650
 10,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                          4.07     12/06/2005      9,994,400
  3,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                          4.06     12/09/2005      2,997,300
  5,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                          4.08     12/13/2005      4,993,200
  5,240,000   BANCO BILBAO VIZCAYA ARGENTARIA                                                    4.00     12/06/2005      5,237,066
  5,000,000   BANK ONE CORPORATION                                                               4.45     08/11/2006      5,004,850
 40,000,000   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
              (MATURITY VALUE $40,004,567)                                                       4.11     12/01/2005     40,000,000
  6,000,000   BHP BILLITON FINANCE (USA) BV                                                      4.02     12/05/2005      5,997,300
  5,000,000   BUCKINGHAM CDO LLC                                                                 4.05     12/02/2005      4,999,450
  2,000,000   BUCKINGHAM CDO LLC                                                                 4.03     12/05/2005      1,999,100
  5,000,000   BUCKINGHAM CDO LLC                                                                 4.05     12/09/2005      4,995,500
  3,000,000   BUCKINGHAM CDO LLC                                                                 4.05     12/06/2005      2,998,320
  2,100,000   BUCKINGHAM CDO LLC                                                                 4.06     12/07/2005      2,098,593
 11,000,000   CC USA INCORPORATED                                                                3.72     12/02/2005     11,000,000
  5,000,000   CHARTA LLC                                                                         4.06     12/02/2005      4,999,450
  3,300,000   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                                   4.02     12/12/2005      3,295,908
  2,650,000   CREDIT SUISSE FIRST BOSTON NY                                                      4.07     01/06/2006      2,649,979
  2,000,000   CULLINAN FINANCE CORPORATION                                                       3.94     12/08/2005      1,998,440
  3,000,000   CULLINAN FINANCE CORPORATION                                                       3.92     12/16/2005      2,994,900
  5,000,000   GENERAL ELECTRIC CAPITAL                                                           4.46     02/03/2006      5,001,200
 10,000,000   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY                                         4.20     06/16/2006     10,000,000
  8,000,000   GEORGE STREET FINANCE LLC                                                          4.06     12/09/2005      7,992,800
  7,500,000   GEORGE STREET FINANCE LLC                                                          4.09     12/12/2005      7,490,700
  5,000,000   HARRIER FINANCE FUNDING LLC                                                        3.96     12/19/2005      4,989,700
  5,000,000   ING USA ANNUITY & LIFE INSURANCE                                                   4.22     06/06/2006      5,000,000
  6,000,000   IRISH LIFE & PERMANENT PLC                                                         4.10     12/14/2005      5,991,180
  1,150,000   K2 (USA) LLC                                                                       4.51     04/20/2006      1,130,461
  7,000,000   KLIO FUNDING CORPORATION                                                           3.81     12/08/2005      6,994,540
  5,000,000   KLIO II FUNDING CORPORATION                                                        3.83     12/09/2005      4,995,500
  4,000,000   KLIO III FUNDING CORPORATION                                                       4.06     12/09/2005      3,996,400
 12,528,000   KLIO III FUNDING CORPORATION                                                       4.14     12/15/2005     12,508,206
 10,000,000   LEXINGTON PARKER CAPITAL CORPORATION                                               4.06     12/01/2005     10,000,000
  5,159,000   LEXINGTON PARKER CAPITAL CORPORATION                                               4.05     12/06/2005      5,156,111
  5,000,000   LIBERTY LIGHT US CAPITAL SERIES MTN                                                4.04     05/26/2006      5,000,700
 15,000,000   LIQUID FUNDING LIMITED                                                             4.07     12/02/2005     14,998,350
  2,000,000   LIQUID FUNDING LIMITED                                                             4.08     12/05/2005      1,999,100
  6,000,000   MORGAN STANLEY                                                                     4.14     01/13/2006      6,000,000
  5,000,000   MORGAN STANLEY                                                                     4.14     02/03/2006      5,000,000

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 2,112,000   MORGAN STANLEY                                                                    4.15%   08/13/2010   $    2,112,211
  1,800,000   MORGAN STANLEY                                                                    4.25    03/27/2006        1,801,314
 18,000,000   NATIONWIDE BUILDING SOCIETY                                                       4.05    12/01/2005       18,000,000
  2,500,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                           4.11    12/19/2005        2,494,850
  4,950,000   RABOBANK USA FINANCIAL CORPORATION                                                4.05    12/09/2005        4,945,545
  5,281,000   RACERS TRUST 2004                                                                 4.17    05/20/2005        5,281,343
 15,000,000   ROYAL BANK OF SCOTLAND PLC                                                        4.40    11/24/2006       15,009,300
  4,200,000   SLM CORPORATION                                                                   4.40    01/25/2006        4,200,126
  3,200,000   SOCIETE GENERALE NORTH AMERICA                                                    3.97    12/23/2005        3,191,872
  3,000,000   SOLITAIRE FUNDING LLC                                                             3.94    12/13/2005        2,995,920
  1,495,000   SWEDBANK (FORENINGS SPARBANKEN)                                                   3.96    12/12/2005        1,493,146
 10,000,000   THAMES ASSET GLOBAL SECURITIES INCORPORATED                                       4.06    12/07/2005        9,993,300
 12,000,000   TRANSAMERICA OCCIDENTAL LIFE INSURANCE                                            4.26    07/11/2006       12,000,000
  2,641,000   TRAVELLERS INSURANCE COMPANY                                                      4.20    02/10/2006        2,640,947
  4,300,000   UBS FINANCE (DELAWARE) LLC                                                        4.06    12/13/2005        4,294,152
 13,000,000   UNICREDITO ITALIANO NY                                                            3.96    06/30/2006       12,932,660
                                                                                                                        361,536,910
                                                                                                                     --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $366,168,405)                                                             366,168,405
                                                                                                                     --------------

SHARES
SHORT-TERM INVESTMENTS - 4.32%
 40,836,066   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                                40,836,066

TOTAL SHORT-TERM INVESTMENTS (COST $40,836,066)                                                                          40,836,066
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,335,152,942)*                             141.23%                                                           $1,333,944,435
OTHER ASSETS AND LIABILITIES, NET                  (41.23)                                                             (389,415,059)
                                                   ------                                                            --------------
TOTAL NET ASSETS                                   100.00%                                                           $  944,529,376
                                                   ======                                                            ==============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $40,836,066.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
ASSET-BACKED SECURITIES - 19.18%
$   108,109   ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2 CLASS
              A1+/-                                                                              4.38%    06/15/2031   $    108,675
  3,000,000   BANK ONE ISSUANCE TRUST SERIES 2003-B3+/-                                          4.44     05/16/2011      3,013,875
  1,030,067   BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8                   6.73     06/10/2023      1,034,152
  6,500,000   CHASE MANHATTAN AUTO OWNER TRUST SERIES 2005-A CLASS A3                            3.87     06/15/2009      6,406,519
    400,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-B2 CLASS B2+/-                     4.30     12/10/2008        401,379
    459,269   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-                  4.59     03/25/2033        460,332
    394,182   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS A1+/-++                4.69     09/25/2032        394,846
    504,510   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD3 CLASS A1+/-++                4.61     01/25/2033        506,876
  2,031,047   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS A1+/-++                4.56     11/25/2033      2,033,903
  1,517,191   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2001-A CLASS A+/-                        4.36     04/15/2027      1,517,198
  1,455,518   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-D CLASS A+/-                        4.36     08/15/2028      1,454,819
  1,090,849   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G+/-                                4.49     12/15/2028      1,096,083
    510,774   EQCC HOME EQUITY LOAN TRUST SERIES 1998-4 CLASS A1F+/-                             4.56     01/15/2029        510,902
  3,376,142   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                           4.79     09/25/2033      3,382,580
    657,685   FHABS SERIES 2004 HE-1 CLASS A+/-                                                  4.40     01/25/2024        657,943
  2,519,732   FHABS SERIES 2004-HE3 CLASS A+/-                                                   4.48     10/25/2034      2,526,872
    944,189   FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-35 CLASS A+/-                    4.18     09/25/2031        944,218
  1,939,878   FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                        4.41     09/20/2023      1,941,027
    355,465   FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-                      5.92     11/19/2032        354,945
  1,104,294   FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                                  7.55     11/10/2023      1,102,811
  4,328,142   FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                              4.41     01/20/2033      4,332,263
  6,000,000   GE EQUIPMENT SMALL TICKET LLC SERIES 2005-1A CLASS A3++                            4.38     07/22/2009      5,950,685
    957,727   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 1999-2 CL A3+/-                        4.55     11/25/2029        958,028
  1,687,663   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-                   4.47     03/25/2027      1,690,668
  4,000,000   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE3 CLASS A2+/-                   4.34     02/25/2036      4,000,000
  1,500,000   GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/-++                          4.39     12/02/2013      1,500,225
  5,000,000   GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                                          4.45     05/17/2010      4,963,417
  4,886,788   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2 CLASS A1+/-           4.27     01/20/2035      4,886,076
  1,500,000   HONDA AUTO RECEIVABLES OWNER TRUST 2005-2 CLASS A3                                 3.93     01/15/2009      1,481,682
  4,500,000   HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-1 CLASS A4                                  4.35     06/18/2012      4,421,531
  3,290,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A3                              3.98     11/16/2009      3,242,046
  2,178,453   KEYCORP STUDENT LOAN TRUST SERIES 2003-A CLASS 2A1+/-                              4.35     10/25/2025      2,180,824
    394,452   LEHMAN BROTHERS CORPORATION SERIES 2004-2 CLASS A+/-                               4.41     12/25/2033        394,739
  1,878,639   MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS A1+/-                4.47     11/15/2031      1,879,469
  3,957,482   MSDWCC HELOC TRUST SERIES 2003-1A CLASS A+/-                                       4.46     11/25/2015      3,965,468
  2,830,000   NAVISTAR FINANCIAL CORPORATION OWNER TRUST SERIES 2005-A CLASS A3                  4.22     02/15/2010      2,797,511
  3,300,000   ONYX ACCEPTANCE GRANTOR TRUST SERIES 2004-C CLASS A4                               3.50     12/15/2011      3,225,017
    646,196   OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                           4.61     02/25/2033        647,785
    730,950   RESIDENTIAL ASSET SECURITIES SERIES 2004-RP1A CLASS A2A+/-                         3.94     11/25/2042        732,281
  3,000,000   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8 CLASS A6+/-               4.86     12/25/2032      2,973,269
  1,718,189   SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                                   4.49     06/20/2033      1,718,201
  1,922,678   SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                                         4.35     10/19/2026      1,922,494
  2,000,000   STRUCTURED ASSET REPACKAGED TRUST+/-++                                             4.40     03/21/2006      2,001,476
  2,145,643   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS 2A1+/-                3.83     03/25/2033      2,131,724
  6,263,023   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4 CLASS A+/-                4.54     09/25/2025      6,220,396
    504,924   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2 A+/-                    4.62     12/25/2032        507,307
  3,488,009   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2 AII1+/-                 4.45     07/02/2018      3,496,098
  2,616,155   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1 CLASS A+/-              4.41     06/25/2034      2,617,782

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
ASSET-BACKED SECURITIES (CONTINUED)
$ 2,750,000   WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A3                                   4.79%    04/20/2010   $  2,749,560
  3,785,474   WASHINGTON MUTUAL SERIES 2003-AR1 CLASS A6+/-                                      4.48     03/25/2033      3,736,228
  4,000,000   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                                   4.39     05/17/2013      3,943,678
  6,055,000   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2005-B CLASS A3                           4.40     05/20/2009      6,017,483

TOTAL ASSET-BACKED SECURITIES (COST $123,626,461)                                                                       123,135,366
                                                                                                                       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.84%
    183,879   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-                     5.90     07/20/2032        184,219
  1,817,385   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-                     4.57     02/25/2033      1,810,237
  3,465,176   CHESAPEAKE FUNDING LLC SERIES 2003-2 A1+/-                                         4.09     11/07/2008      3,465,176
  4,718,063   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS 2A1B+/-                    4.33     07/20/2035      4,749,028
  4,957,685   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-                     4.31     06/30/2035      4,957,685
  6,058,147   COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                                 4.40     04/25/2025      6,063,338
  5,792,646   COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                                 4.37     12/29/2034      5,797,596
  5,242,760   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+/-++                               4.59     11/25/2034      5,255,291
    664,976   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-AR17 CLASS
              2A1+/-                                                                             4.56     12/19/2039        664,701
  1,136,594   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-AR2 CLASS
              2A1+/-                                                                             4.90     02/25/2033      1,122,490
  5,901,374   FHLMC STRUCTURED PASS THROUGH SECURITIES SERIES T-63 CLASS 1A1+/-                  4.22     02/25/2045      6,039,189
  2,750,000   FIFTH THIRD AUTO TRUST SERIES 2004-A CLASS A4                                      3.70     10/20/2011      2,692,547
    607,673   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1A+/-                                4.42     07/25/2029        608,761
  6,549,531   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 1AF+/-                                   4.54     09/25/2035      6,548,963
 10,127,235   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                             4.59     10/25/2034     10,158,671
  5,911,225   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                        4.62     01/19/2035      5,900,171
  2,134,283   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2 CLASS
              2A2+/-                                                                             4.21     02/25/2033      2,128,304
  5,014,036   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1995-B CLASS A+/-                      4.52     10/15/2020      5,014,652
    595,828   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A+/-                      4.50     09/15/2021        596,613
  1,339,877   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1997-B CLASS A+/-                      4.25     03/16/2026      1,342,090
  5,394,322   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-                      4.50     03/15/2025      5,416,243
  4,204,633   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS 2A2+/-                    4.46     03/25/2028      4,207,356
  4,030,868   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-                     4.53     04/25/2028      4,052,934
  3,294,629   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A A1+/-                           4.42     04/25/2029      3,296,539
  4,496,367   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-                  4.60     03/25/2033      4,545,252
  2,072,644   NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-                        4.45     11/10/2030      2,076,895
  1,530,506   NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A4                            6.65     11/10/2030      1,537,104
    449,289   NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                             7.56     11/10/2030        473,585
  1,440,663   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES 2003-HS1
              AII+/-                                                                             4.48     12/25/2032      1,441,970
  2,641,091   RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2004-HS3 CLASS A+/-                 4.46     09/25/2029      2,644,425
    756,072   RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1 CLASS A1+/-             4.69     05/05/2033        759,413
  3,757,953   SASC SERIES 2004-NP2 A+/-++                                                        4.39     11/30/2034      3,763,091
     57,308   SASC SERIES 2003-39EX+/-                                                           4.64     08/25/2033         57,320
  5,595,507   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                       4.40     10/20/2027      5,598,516
  5,763,051   SEQUOIA MORTGAGE TRUST SERIES 2003-8 A1+/-                                         4.32     12/20/2033      5,764,756
  1,218,192   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-S3 CLASS A+/-                  4.44     10/25/2034      1,218,858
  3,230,302   WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-                           4.27     04/25/2035      3,220,101
  8,622,731   WASHINGTON MUTUAL SERIES 2005-AR1 A-1A+/-                                          4.36     01/25/2035      8,601,199

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $133,840,742)                                                           133,775,279
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
CORPORATE BONDS & NOTES - 18.24%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.55%
$ 3,550,000   MASCO CORPORATION+/-++                                                             4.05%    03/09/2007   $  3,559,152
                                                                                                                       ------------
BUSINESS SERVICES - 0.37%
  2,325,000   CENDANT CORPORATION                                                                6.88     08/15/2006      2,349,173
                                                                                                                       ------------
COMMUNICATIONS - 1.17%
  3,080,000   COX RADIO INCORPORATED                                                             6.63     02/15/2006      3,089,391
  2,500,000   PEARSON INCORPORATED++                                                             7.38     09/15/2006      2,544,562
  1,825,000   TIME WARNER COMPANIES INCORPORATED                                                 8.11     08/15/2006      1,863,192
                                                                                                                          7,497,145
                                                                                                                       ------------
DEPOSITORY INSTITUTIONS - 3.93%
  1,500,000   ASSOCIATED BANK GREEN BAY                                                          3.70     03/01/2007      1,468,832
  2,000,000   ASSOCIATED BANK NA+/-                                                              4.37     02/01/2008      2,000,852
    600,000   BEAR STEARNS COMPANY INCORPORATED+/-                                               4.20     09/15/2006        601,086
    500,000   BEAR STEARNS COMPANY INCORPORATED+/-                                               4.31     01/16/2007        500,849
  2,900,000   DEPOSIT GUARANTY CORPORATION                                                       7.25     05/01/2006      2,930,473
  1,650,000   MERRIL LYNCH+/-                                                                    4.27     01/02/2008      1,654,244
  2,500,000   NATIONAL CITY BANK+/-                                                              4.14     02/07/2008      2,500,715
  5,000,000   NEBHELP INCORPORATED SERIES A-2+/-                                                 3.24     12/01/2017      5,000,000
  2,700,000   STATE STREET CAPITAL TRUST II+/-                                                   4.84     02/15/2008      2,700,000
  3,035,000   WACHOVIA CORPORATION                                                               6.30     04/15/2008      3,137,932
  2,710,000   WASHINGTON MUTUAL BANK FA SERIES MTN+/-                                            4.55     07/25/2006      2,715,959
                                                                                                                         25,210,942
                                                                                                                       ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.62%
  4,000,000   DUKE ENERGY CORPORATION+/-                                                         4.24     12/08/2005      3,999,896
                                                                                                                       ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT -
  0.36%
  2,290,000   DOMINION RESOURCES INCORPORATED, SENIOR NOTES+/-<<                                 4.27     09/28/2007      2,290,820
                                                                                                                       ------------
FINANCIAL SERVICES - 0.39%
  2,500,000   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                                 4.29     07/11/2006      2,502,785
                                                                                                                       ------------
FOOD & KINDRED PRODUCTS - 0.50%
  1,555,000   GENERAL MILLS INCORPORATED                                                         6.45     10/15/2006      1,575,809
  1,600,000   RUBBERMAID INCORPORATED                                                            6.60     11/15/2006      1,626,447
                                                                                                                          3,202,256
                                                                                                                       ------------
FORESTRY - 0.26%
  1,653,000   WEYERHAEUSER COMPANY                                                               6.13     03/15/2007      1,677,856
                                                                                                                       ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.32%
  2,000,000   BRITISH AEROSPACE FINANCE INCORPORATED++                                           7.00     07/01/2007      2,051,536
                                                                                                                       ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.62%
  4,000,000   NATIONWIDE LIFE GLOBAL FIND+/-++                                                   4.43     05/15/2007      4,005,244
                                                                                                                       ------------
INSURANCE CARRIERS - 1.78%
  2,000,000   AMERICAN INTERNATIONAL GROUP SERIES MTNF                                           2.85     12/01/2005      2,000,000
  2,840,000   HARTFORD LIFE GLOBAL FUND+/-                                                       4.04     09/15/2009      2,845,285
  3,500,000   UNITRIN INCORPORATED                                                               5.75     07/01/2007      3,525,032
  3,000,000   URC HOLDINGS CORPORATION++                                                         7.88     06/30/2006      3,038,397
                                                                                                                         11,408,714
                                                                                                                       ------------

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                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
METAL MINING - 0.32%
$ 2,000,000   ALCAN ALUMINUM                                                                     6.25%    11/01/2008   $  2,067,754
                                                                                                                       ------------
MISCELLANEOUS RETAIL - 0.40%
  2,500,000   ARAMARK SERVICES                                                                   7.10     12/01/2006      2,535,600
                                                                                                                       ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 4.37%
  3,575,000   AMERICAN EXPRESS CENTURION+/-<<                                                    4.25     07/19/2007      3,579,619
  2,000,000   AMERICAN GENERAL FINANCE SERIES MTNH+/-                                            4.18     04/05/2007      2,000,956
  4,180,000   GOLDMAN SACHS GROUP INCORPORATED+/-                                                3.69     01/09/2007      4,184,941
  2,000,000   JOHN HANCOCK GLOBAL FUNDING II+/-++                                                4.22     04/03/2009      2,003,732
  2,325,000   KEYCORP+/-                                                                         4.39     07/23/2007      2,330,010
  2,565,000   MARSHALL & ILSLEY BANK+/-                                                          4.08     10/02/2006      2,534,220
  3,380,000   MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION FLOATING RATE+/-                  3.98     11/24/2006      3,384,647
  1,259,312   MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST SERIES
              2003-2 A+/-                                                                        4.45     04/25/2016      1,260,593
  3,465,742   RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 A+/-                              4.69     12/25/2033      3,486,380
  1,314,032   RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2002-HS3 2A+/-                      4.53     08/25/2032      1,314,817
  2,000,000   US TRUST COMPANY NEW YORK+/-                                                       4.29     03/13/2006      1,999,526
                                                                                                                         28,079,441
                                                                                                                       ------------
PAPER & ALLIED PRODUCTS - 0.36%
  2,285,000   AVERY DENNISON CORPORATION+/-                                                      4.54     08/10/2007      2,286,483
                                                                                                                       ------------
REAL ESTATE - 1.39%
  4,000,000   DUKE REALTY CORPORATION+/-                                                         4.18     12/22/2006      4,004,020
  1,800,000   JDN REALTY CORPORATION                                                             6.95     08/01/2007      1,835,379
  3,087,151   MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS A2+/-                4.49     10/20/2029      3,098,702
                                                                                                                          8,938,101
                                                                                                                       ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.31%
  2,000,000   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN+/-                                 4.77     05/22/2006      2,003,342
                                                                                                                       ------------
TRANSPORTATION EQUIPMENT - 0.22%
  1,500,000   FORD MOTOR CREDIT COMPANY+/-                                                       4.83     09/28/2007      1,416,681
                                                                                                                       ------------

TOTAL CORPORATE BONDS & NOTES (COST $117,560,141)                                                                       117,082,921
                                                                                                                       ------------
FUNDING AGREEMENT - 0.39%
  2,500,000   MONUMENTAL LIFE INSURANCE COMPANY+/-++                                             4.00     10/20/2006      2,500,000

TOTAL FUNDING AGREEMENT (COST $2,500,000)                                                                                 2,500,000
                                                                                                                       ------------
LOAN PARTICIPATION - 0.79%
  2,759,502   UNITED STATES DEPARTMENT OF AGRICULTURE - PVT+/-++                                10.00     06/25/2016      2,759,502
  1,483,528   UNITED STATES DEPARTMENT OF AGRICULTURE - PVT SBA GP SERIES D#66+/-++              5.37     09/08/2019      1,483,528
    832,203   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-++                                  2.13     10/15/2020        834,284

TOTAL LOAN PARTICIPATION (COST $5,075,272)                                                                                5,077,314
                                                                                                                       ------------
MUNICIPAL BONDS & NOTES - 5.91%
  2,100,000   CITY OF PHOENIX AZ SERIES A (PROPERTY TAX REVENUE LOC)                             4.00     07/01/2006      2,092,671
  4,700,000   COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN REVENUE+/-                 3.56     12/01/2032      4,700,000
    840,000   COOK COUNTY ILLINOIS SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX
              REVENUE)                                                                           5.20     12/01/2006        845,099
    875,000   COOK COUNTY ILLINOIS SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX
              REVENUE)                                                                           5.20     12/01/2007        881,143
  1,925,000   HARRISBURG PA REDEVELOPMENT AUTHORITY+/-                                           3.74     11/15/2030      1,904,402
  1,340,000   INDIANA BOARD BANK REVENUE                                                         3.40     01/15/2007      1,319,994

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
MUNICIPAL BONDS & NOTES (CONTINUED)
$   170,000   INDIANA BOARD BANK REVENUE                                                         3.53%    07/15/2007   $    166,615
  3,000,000   MASSACHUSETTE STATE TAXABLE-SERIES D                                               4.43     01/01/2007      2,990,790
  7,500,000   MISSOURI HIGHER EDUCATION+/-                                                       4.13     07/01/2032      7,500,000
  1,350,000   MUNICIPAL ELECTRIC AUTHORITY GA                                                    4.95     01/01/2007      1,350,931
  2,825,000   MUSKEGON COUNTY MI                                                                 4.00     06/01/2006      2,815,480
  1,900,000   OREGON STATE TAXABLE ALTERNATE ENERGY PROJECT SERIES D                             4.00     04/01/2006      1,896,409
  2,000,000   PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT LOAN
              REVENUE SUB SERIES E+/-                                                            4.20     11/01/2028      2,000,000
  5,000,000   SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN REVENUE SERIES
              A-4+/-                                                                             3.90     06/01/2043      5,000,000
  2,500,000   STATE OF MICHIGAN (PROPERTY TAX REVENUE LOC)                                       3.99     11/01/2007      2,467,025

TOTAL MUNICIPAL BONDS & NOTES (COST $38,054,859)                                                                         37,930,559
                                                                                                                       ------------
AGENCY SECURITIES - 27.57%

FEDERAL AGENCY & GOVERNMENT - 0.35%
     12,528   SBA #500276+/-                                                                     8.13     05/25/2007         12,658
    183,396   SBA #500957+/-                                                                     6.50     07/25/2014        190,900
    114,992   SBA #501224+/-                                                                     5.00     06/25/2015        116,834
     23,285   SBA #502966+/-                                                                     7.98     05/25/2015         24,677
    151,329   SBA #503405+/-                                                                     7.13     05/25/2016        160,446
    482,094   SBA #503611+/-                                                                     6.63     12/25/2021        511,144
     23,158   SBA #503653+/-                                                                     7.38     01/25/2010         23,801
    357,337   SBA #503658+/-                                                                     7.88     09/25/2010        373,129
    183,323   SBA #503664+/-                                                                     7.23     01/25/2013        190,457
    596,797   SBA SERIES 10-C                                                                    7.88     05/01/2010        624,030
                                                                                                                          2,228,076
                                                                                                                       ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.34%
     45,073   FHLMC #410220+/-                                                                   4.03     10/01/2025         46,012
    388,598   FHLMC #786614+/-                                                                   5.36     08/01/2025        396,628
    192,563   FHLMC #845151+/-                                                                   5.29     06/01/2022        196,420
     22,333   FHLMC #846367+/-                                                                   4.98     04/01/2029         22,832
  1,803,131   FHLMC #E90573<<                                                                    6.00     07/01/2017      1,838,410
  3,054,652   FHLMC #G90030<<                                                                    7.50     07/17/2017      3,201,706
  8,159,868   FHLMC GOLD<<                                                                       5.00     05/15/2020      8,107,663
 13,477,275   FHLMC GOLD<<                                                                       5.50     05/15/2020     13,538,799
    184,850   FHLMC SERIES 1192 CLASS I                                                          7.50     01/15/2007        184,565
    289,033   FHLMC SERIES 31 CLASS A7+/-                                                        4.32     05/25/2031        289,037
  6,312,341   FHLMC SERIES T-55 1A2                                                              7.00     03/25/2043      6,512,586
  3,469,669   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A                      7.00     02/25/2043      3,631,225
  4,305,638   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-                   4.63     02/25/2043      4,494,428
  4,837,846   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2                     7.00     07/25/2043      5,052,525
  5,717,833   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A                      7.50     09/25/2043      6,043,034
                                                                                                                         53,555,870
                                                                                                                       ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.41%
    215,639   FNMA #155506+/-                                                                    4.93     04/01/2022        219,614
    583,859   FNMA #190815+/-                                                                    4.22     07/01/2017        564,510
     69,898   FNMA #220706+/-                                                                    5.36     06/01/2023         71,254
    324,230   FNMA #253482                                                                       8.50     10/01/2030        348,106

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                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    45,535   FNMA #318464+/-                                                                    5.38%    04/01/2025   $     46,242
    270,459   FNMA #321051+/-                                                                    5.41     08/01/2025        274,916
     61,675   FNMA #331866+/-                                                                    4.55     12/01/2025         63,152
  3,188,848   FNMA #384459<<                                                                     5.29     11/01/2008      3,195,856
  4,699,861   FNMA #460223<<                                                                     5.95     01/01/2009      4,734,580
 15,000,000   FNMA #460900<<                                                                     3.92     01/01/2008     14,793,905
     42,057   FNMA #46698+/-                                                                     3.79     12/01/2015         42,230
  2,702,208   FNMA #545927<<                                                                     6.50     12/01/2015      2,785,477
  3,539,141   FNMA #631367<<                                                                     5.50     02/01/2017      3,555,888
  4,635,298   FNMA #686043+/-<<                                                                  4.43     07/01/2033      4,619,085
  4,299,408   FNMA #693015+/-                                                                    4.07     06/01/2033      4,247,563
  1,720,882   FNMA #732003+/-                                                                    4.43     09/01/2033      1,713,360
  3,661,658   FNMA #734329+/-<<                                                                  4.24     06/01/2033      3,611,317
  4,503,205   FNMA #735572                                                                       5.00     04/01/2014      4,474,845
  6,461,344   FNMA #739757+/-<<                                                                  4.05     08/01/2033      6,355,684
  5,800,285   FNMA #741447+/-<<                                                                  3.96     10/01/2033      5,637,261
  5,610,138   FNMA #741454+/-<<                                                                  4.13     10/01/2033      5,585,798
  4,488,520   FNMA #750805+/-<<                                                                  4.75     11/25/2033      4,499,901
 11,341,333   FNMA #789463+/-                                                                    4.40     06/01/2034     11,199,532
  5,093,849   FNMA #806504+/-<<                                                                  4.36     10/01/2034      5,123,154
  4,962,807   FNMA #806505+/-<<                                                                  4.36     10/01/2044      4,989,067
  4,843,188   FNMA #834933+/-<<                                                                  5.07     07/01/2035      4,858,148
  1,107,458   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                                        7.50     05/25/2042      1,152,605
  1,023,501   FNMA GRANTOR TRUST SERIES 2002-T13 CLASS A1+/-                                     4.14     08/25/2032      1,023,424
  1,278,783   FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                                      4.15     09/26/2033      1,279,060
    125,593   FNMA SERIES 1991-146 CLASS Z                                                       8.00     10/25/2006        126,123
    180,597   FNMA SERIES 2001-W1 CLASS AV1+/-                                                   4.28     08/25/2031        180,600
  1,659,277   FNMA SERIES 2002-90 CLASS A2                                                       6.50     11/25/2042      1,705,325
  2,948,391   FNMA SERIES 2003-W4 3A                                                             7.00     10/25/2042      3,050,973
  3,260,508   FNMA SERIES 2004-W2 2A2                                                            7.00     02/25/2044      3,383,297
  1,254,906   FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                           7.50     08/25/2042      1,326,279
    910,095   FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                                       4.22     02/25/2033        910,183
                                                                                                                        111,748,314
                                                                                                                       ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.05%
    304,097   GNMA #780533                                                                       7.00     07/15/2008        317,649
                                                                                                                       ------------
HEALTH CARE COST CONTAINMENT - 0.95%
  1,928,040   INDYL 2005-L2 A1+/-                                                                4.41     09/16/2035      1,928,040
  4,150,000   SBI 2005-HEI A+/-%%                                                                4.48     11/01/2035      4,150,000
                                                                                                                          6,078,040
                                                                                                                       ------------
STUDENT LOAN MARKETING ASSOCIATION - 0.47%
  3,000,000   SLMA SERIES 1999-3 CLASS CTFS+/-                                                   4.60     01/26/2015      3,030,393
                                                                                                                       ------------

TOTAL AGENCY SECURITIES (COST $178,629,364)                                                                             176,958,342
                                                                                                                       ------------

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
US TREASURY SECURITIES - 4.02%

US TREASURY NOTES - 4.02%
$10,505,000   US TREASURY NOTE<<                                                                 3.00%   02/15/2008    $ 10,196,006
 11,900,000   US TREASURY NOTE<<                                                                 3.75    05/15/2008      11,718,251
  4,000,000   US TREASURY NOTE<<                                                                 3.38    12/15/2008       3,883,436
                                                                                                                         25,797,693
                                                                                                                       ------------

TOTAL US TREASURY SECURITIES (COST $26,418,114)                                                                          25,797,693
                                                                                                                       ------------

COLLATERAL FOR SECURITIES LENDING - 20.76%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.62%
  3,986,080   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      3,986,080
                                                                                                                       ------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 20.14%
$ 6,000,000   ABBEY NATIONAL TREASURY SERVICES PLC                                               4.07    12/13/2005       5,991,840
  4,000,000   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                                      4.06    12/12/2005       3,995,040
  2,000,000   AMSTEL FUNDING CORPORATION                                                         4.44    03/28/2006       1,971,800
  1,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                          4.07    12/02/2005         999,890
  5,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                          4.06    12/09/2005       4,995,500
  2,000,000   BANCO BILBAO VIZCAYA ARGENTARIA                                                    4.00    12/06/2005       1,998,880
 13,000,000   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
              (MATURITY VALUE $13,001,484)                                                       4.11    12/01/2005      13,000,000
  4,000,000   BHP BILLITON FINANCE (USA) BV                                                      4.02    12/05/2005       3,998,200
  4,971,000   BUCKINGHAM CDO LLC                                                                 4.05    12/02/2005       4,970,453
 20,000,000   DEUTSCHE BANK REPURCHASE AGREEMENT
              (MATURITY VALUE $20,002,250)                                                       4.05    12/01/2005      20,000,000
  2,000,000   GENERAL ELECTRIC CAPITAL                                                           4.46    02/03/2006       2,000,480
  1,025,000   GENERAL ELECTRIC CAPITAL                                                           4.50    05/12/2006       1,026,046
  2,000,000   GEORGE STREET FINANCE LLC                                                          4.06    12/09/2005       1,998,200
  1,000,000   GEORGE STREET FINANCE LLC                                                          3.82    12/12/2005         998,760
  2,000,000   HARRIER FINANCE FUNDING LLC                                                        3.96    12/19/2005       1,995,880
  3,000,000   ING USA ANNUITY & LIFE INSURANCE                                                   4.22    06/06/2006       3,000,000
  5,000,000   KLIO II FUNDING CORPORATION                                                        3.83    12/09/2005       4,995,500
  4,000,000   KLIO III FUNDING CORPORATION                                                       4.06    12/09/2005       3,996,400
  5,000,000   LEXINGTON PARKER CAPITAL CORPORATION                                               4.06    12/01/2005       5,000,000
  5,000,000   LIQUID FUNDING LIMITED                                                             4.07    12/02/2005       4,999,450
  1,760,000   MORGAN STANLEY                                                                     4.15    08/13/2010       1,760,176
  6,000,000   NATIONWIDE BUILDING SOCIETY                                                        4.05    12/01/2005       6,000,000
  4,400,000   RACERS TRUST 2004                                                                  4.17    05/20/2005       4,400,286
  2,414,000   SCALDIS CAPITAL LIMITED                                                            4.24    12/27/2005       2,406,758
  1,000,000   SOLITAIRE FUNDING LLC                                                              3.94    12/13/2005         998,640
  5,000,000   THAMES ASSET GLOBAL SECURITIES INCORPORATED                                        4.06    12/07/2005       4,996,650
  7,000,000   TRANSAMERICA OCCIDENTAL LIFE INSURANCE                                             4.26    07/11/2006       7,000,000
  2,200,000   TRAVELLERS INSURANCE COMPANY                                                       4.20    02/10/2006       2,199,956
  3,000,000   UNICREDITO ITALIANO NY                                                             3.96    06/30/2006       2,984,460
  4,627,000   YORKTOWN CAPITAL LLC                                                               4.08    12/13/2005       4,620,707
                                                                                                                        129,299,952
                                                                                                                       ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $133,286,032)                                                             133,286,032
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
SHORT-TERM INVESTMENTS - 3.65%
 23,446,653   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                             $  23,446,653

TOTAL SHORT-TERM INVESTMENTS (COST $23,446,653)                                                                          23,446,653
                                                                                                                       ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $782,437,638)*                               121.35%                                                            $ 778,990,159

OTHER ASSETS AND LIABILITIES, NET                  (21.35)                                                             (137,132,091)
                                                   ------                                                             -------------

TOTAL NET ASSETS                                   100.00%                                                            $ 641,858,068
                                                   ======                                                             =============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $23,446,653.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
AGENCY NOTES - INTEREST BEARING - 1.33%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.33%
$21,015,000   FHLMC<<                                                                            4.25%    04/05/2007   $ 20,895,614

TOTAL AGENCY NOTES - INTEREST BEARING (COST $20,947,052)                                                                 20,895,614
                                                                                                                       ------------

ASSET-BACKED SECURITIES - 10.48%
  1,274,000   ADVANTA BUSINESS CARD MASTER TRUST SERIES 2005-A4 CLASS A4                         4.75     01/20/2011      1,272,747
    228,827   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2002-C CLASS A4                    3.55     02/12/2009        226,924
  3,044,000   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-CF CLASS A3                   4.47     05/06/2010      3,026,191
  2,004,000   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2005-DA CLASS A2                   4.75     01/06/2009      2,003,238
  4,945,000   AMERICREDIT AUTOMOBILE SERIES 2003-DM CLASS A4                                     2.84     08/06/2010      4,853,805
  1,083,713   AMERIQUEST MORTGAGE SECURITIES INCORPORATED SERIES 2004-R12 CLASS A3+/-            4.47     01/25/2035      1,086,133
    542,640   ATLANTIC CITY ELECTRIC TRANSITION FUNDING LLC SERIES 2003-1 CLASS A1               2.89     07/20/2011        524,192
  3,262,000   CABELA'S MASTER CREDIT CARD TRUST SERIES 2005-1A CLASS 1A++                        4.97     10/15/2013      3,267,479
  3,100,360   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3                        2.00     11/15/2007      3,059,441
  1,329,000   CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2                        3.35     02/15/2008      1,309,351
  9,360,000   CAPITAL ONE MASTER TRUST SERIES 2001-3A CLASS A                                    5.45     03/16/2009      9,397,265
  3,202,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A2 CLASS A2                    4.05     02/15/2011      3,149,843
  6,356,000   CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2005-A8 CLASS A                     4.40     08/15/2011      6,289,658
  2,046,000   CARRINGTON MORTGAGE LOAN TRUST SERIES 2005-OPT2 CLASS A1B+/-                       4.34     05/25/2035      2,045,842
  2,362,000   CHASE MANHATTAN AUTO OWNER TRUST SERIES 2003-A CLASS-A4                            2.06     12/15/2009      2,296,172
  2,381,014   CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3                            2.08     05/15/2008      2,352,774
  1,834,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A3 CLASS A3                        6.88     11/16/2009      1,905,039
  1,074,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A2 CLASS A2                        2.70     01/15/2008      1,071,547
  3,050,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A3 CLASS A3                        3.10     03/10/2010      2,937,833
  2,800,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A1 CLASS A1                        2.55     01/20/2009      2,730,314
  2,498,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1                        4.40     09/15/2010      2,458,900
  2,277,169   COMED TRANSITIONAL FUNDING TRUST SERIES 1998-1 CLASS A6                            5.63     06/25/2009      2,291,935
    589,000   COMED TRANSITIONAL FUNDING TRUST SERIES 1998-1 CLASS A7                            5.74     12/25/2010        600,753
  1,964,000   DAIMLERCHRYSLER AUTO TRUST SERIES 2004-B CLASS A3                                  3.18     09/08/2008      1,942,602
  1,518,173   DETROIT EDISON SECURITIZATION FUNDING LLC SERIES 2001-1 CLASS A3                   5.88     03/01/2010      1,536,857
  2,591,552   ENCORE CREDIT RECEIVABLES TRUST SERIES 2005-3 CLASS 2A1+/-                         4.31     10/25/2035      2,591,565
    815,741   FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A2                                3.08     07/15/2007        812,953
  6,362,000   FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                                3.48     11/15/2008      6,276,647
  2,843,000   FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                                4.17     01/15/2009      2,819,746
  2,343,000   GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                                          4.45     05/17/2010      2,325,857
  1,649,000   HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-3 CLASS A2                                  4.70     01/17/2009      1,648,016
  2,494,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                              4.18     02/15/2012      2,444,533
  1,173,294   ILLINOIS POWER SPECIAL PURPOSE TRUST SERIES 1998-1 CLASS A6                        5.54     06/25/2009      1,180,293
  1,385,000   MASSACHUSETTS RRB SPECIAL PURPOSE TRUST SERIES 2005-1 CLASS A2                     3.78     09/15/2010      1,359,913
  3,274,508   MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-FRE1 CLASS A2+/-                  4.53     07/25/2034      3,281,819
  2,824,360   MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS A1B+/-                  5.14     11/25/2035      2,819,419
    863,689   MASTR ASSET BACKED SECURITIES TRUST SERIES 2004-OPT2 CLASS A2+/-                   4.54     09/25/2034        865,182
  5,750,000   MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2001-A1 CLASS A1                         5.75     10/15/2008      5,778,140
  7,629,000   MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2005-A1 CLASS A1                         4.20     09/15/2010      7,532,041
  2,265,000   METRIS MASTER TRUST SERIES 1999-2 CLASS A+/-                                       4.68     01/20/2010      2,268,375
  4,109,406   MORGAN STANLEY ABS CAPITAL I SERIES 2004-WMC2 CLASS A2+/-                          4.55     07/25/2034      4,109,084
    915,297   NATIONAL CITY AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3                        2.11     07/15/2008        904,433
  1,756,000   NISSAN AUTO LEASE TRUST SERIES 2005-A CLASS A2                                     4.61     01/15/2008      1,753,185
  1,456,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A2                         3.75     09/17/2007      1,450,160

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
ASSET-BACKED SECURITIES (CONTINUED)
$ 1,991,000   NORTHSTAR EDUCATION FINANCE INCORPORATED SERIES 2005-1 CLASS A5                    4.74%    10/28/2045   $  1,979,723
  2,079,000   NOVASTAR HOME EQUITY LOAN SERIES 2005-2 CLASS A2B+/-                               4.34     10/25/2035      2,079,122
  2,769,469   PECO ENERGY TRANSITION TRUST SERIES 1999-A CLASS A6                                6.05     03/01/2009      2,795,855
  4,628,000   PECO ENERGY TRANSITION TRUST SERIES 2001-A CLASS A1                                6.52     12/31/2010      4,920,090
  3,150,000   PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-1 CLASS A2                            3.87     06/25/2011      3,096,613
  4,474,000   PG&E ENERGY RECOVERY FUNDING LLC SERIES 2005-2 CLASS A1                            4.85     06/25/2011      4,476,826
    517,133   RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES 2003-RS3 CLASS
              A2+/-                                                                              4.55     04/25/2033        518,729
  5,001,000   SLM STUDENT LOAN TRUST SERIES 2003-11 CLASS A5++                                   2.99     12/15/2022      4,905,031
  2,595,000   SLM STUDENT LOAN TRUST SERIES 2004-1 CLASS A2+/-                                   4.35     07/25/2018      2,604,565
  2,100,000   SLM STUDENT LOAN TRUST SERIES 2005-7 CLASS A3                                      4.41     07/25/2025      2,081,289
  6,248,000   SLM STUDENT LOAN TRUST SERIES 2005-8 CLASS A4                                      3.79     01/25/2028      6,154,093
  1,304,081   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2005-5 CLASS A2+/-                   4.28     06/25/2035      1,304,060
  1,574,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2005-B CLASS A3                          4.28     06/14/2010      1,558,291
    962,622   USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A2                                       2.79     06/15/2007        959,930
  1,766,000   USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A2                                       4.52     06/16/2008      1,761,920
  3,177,000   WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A2                                   4.82     02/20/2009      3,176,908
  3,237,000   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                                   4.39     05/17/2013      3,191,422
    624,797   WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2003-B CLASS A3                           2.20     01/15/2008        619,783

TOTAL ASSET-BACKED SECURITIES (COST $165,120,429)                                                                       164,042,446
                                                                                                                       ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.17%
  2,925,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2005-PWR9
              CLASS A4A                                                                          4.87     09/11/2042      2,834,788
  4,378,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR8 CLASS AAB             4.58     06/11/2041      4,207,097
  2,061,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE SERIES 2005-CD1 CLASS A3+/-            5.23     09/15/2020      2,062,293
    797,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1 CLASS E+/-             7.23     05/15/2032        842,735
  3,400,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2005-C6 CLASS A5A             5.12     06/10/2044      3,357,128
    680,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1 CLASS C               7.71     08/15/2033        744,567
  2,295,630   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-J4 CLASS 2A1B+/-                    4.31     07/25/2035      2,293,747
  4,114,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKS4 CLASS A2          5.18     11/15/2036      4,109,236
    999,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-CPN1 CLASS A2          4.60     03/15/2035        967,375
  3,775,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2004-C1 CLASS A4            4.75     01/15/2037      3,642,563
  3,071,000   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B                      7.30     06/10/2032      3,283,867
  4,283,000   FHLMC SERIES 2588 CLASS DG                                                         5.00     03/15/2032      4,037,256
  1,183,000   FHLMC SERIES 2786 CLASS PC                                                         4.50     10/15/2016      1,153,193
  6,992,662   FHLMC SERIES 2890 CLASS AP<<                                                       3.75     12/15/2011      6,821,222
  7,272,104   FHLMC SERIES 2893 CLASS PA                                                         4.00     04/15/2025      7,133,951
 14,303,374   FHLMC SERIES 2931 CLASS AM                                                         4.50     07/15/2019     13,949,468
  6,874,617   FHLMC SERIES 2966 CLASS NW                                                         5.00     08/15/2025      6,858,674
  4,429,000   FHLMC SERIES 2980 CLASS LD<<                                                       5.50     12/15/2033      4,338,067
  8,757,563   FHLMC SERIES 2985 CLASS JR                                                         4.50     06/15/2025      8,098,351
  2,151,000   FHLMC SERIES 2992 CLASS OG                                                         5.50     06/15/2033      2,104,648
  4,009,000   FHLMC SERIES 3019 CLASS VQ                                                         5.00     05/15/2022      3,774,554
  6,558,272   FHLMC SERIES 3035 CLASS DM<<                                                       5.50     11/15/2025      6,611,367
  1,537,000   FHLMC SERIES 3044 CLASS LJ                                                         5.50     03/15/2035      1,522,894
 10,114,000   FHLMC SERIES 3044 CLASS MD<<                                                       5.50     02/15/2035      9,922,268
  2,003,000   FHLMC SERIES 3045 CLASS JC                                                         5.50     09/15/2034      1,965,051
  3,166,612   FHLMC SERIES 3056 CLASS DP                                                         5.50     01/15/2035      3,106,495
  4,696,000   FHLMC SERIES 3057 CLASS PE                                                         5.50     11/15/2034      4,610,493

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 9,807,004   FHLMC SERIES 3059 CLASS CA<<                                                       5.00%    03/15/2025   $  9,779,568
 10,556,000   FHLMC SERIES 3063 CLASS YD                                                         5.50     05/15/2032     10,464,191
  9,445,000   FHLMC SERIES 3067 CLASS YE                                                         5.50     10/15/2034      9,245,079
 11,802,136   FHLMC SERIES 3075 CLASS PD                                                         5.50     01/15/2035     11,576,247
  5,712,000   FHLMC SERIES 3078 CLASS PD                                                         5.50     07/15/2034      5,616,890
 10,704,000   FHLMC SERIES 3081 CLASS CM                                                         5.50     12/01/2035     10,762,537
 18,185,041   FHLMC SERIES 3089 CLASS LP                                                         5.50     12/01/2035     18,285,201
  2,420,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4 CLASS A2              7.39     12/15/2031      2,602,473
  3,076,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C3 CLASS A3              6.42     08/15/2033      3,252,029
  1,574,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE TRUST PASS-THROUGH
              CERTIFICATES, SERIES 2001-C4 CLASS B                                               6.42     12/12/2033      1,671,865
  4,701,000   FNMA SERIES 2003-36 CLASS OG                                                       5.50     12/25/2031      4,605,381
  5,280,886   FNMA SERIES 2005-40 CLASS YG                                                       5.00     05/25/2025      5,035,008
  2,571,000   FNMA SERIES 2005-50 CLASS AH                                                       5.00     06/25/2025      2,493,716
 11,046,766   FNMA SERIES 2005-65 CLASS WG<<                                                     4.50     08/25/2026     10,929,799
  5,583,641   FNMA SERIES 2005-69 CLASS JM                                                       4.50     08/25/2025      5,174,415
  9,962,207   FNMA SERIES 2005-69 CLASS KB                                                       5.50     12/25/2031     10,019,189
 23,962,236   FNMA SERIES 2005-77 CLASS BX                                                       4.50     07/25/2028     23,674,328
  3,742,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-2A CLASS A3                 5.35     08/11/2036      3,776,452
  2,131,161   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1
              CLASS A3                                                                           6.87     07/15/2029      2,180,874
  1,245,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-C2
              CLASS A3                                                                           5.71     10/15/2038      1,280,663
  3,110,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C3
              CLASS A4                                                                           5.02     04/10/2040      3,061,588
  1,501,250   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C1
              CLASS A1                                                                           3.12     03/10/2038      1,454,297
    571,431   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2
              CLASS A1                                                                           3.90     08/10/2038        559,621
  2,928,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2005-GG5
              CLASS AAB+/-                                                                       5.19     04/10/2037      2,916,072
  5,590,000   GS MORTGAGE SECURITIES CORPORATION SERIES 1998-GLII CLASS A2                       6.56     04/13/2031      5,766,254
    594,000   HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1 CLASS C+/-              7.05     05/15/2031        627,427
    814,585   LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS A1                       7.11     10/15/2032        825,744
    397,000   LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B                        7.43     10/15/2032        428,812
  5,063,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A4+/-                        4.93     09/15/2035      4,970,727
    200,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2004-C7 CLASS A6+/-                        4.79     10/15/2029        193,035
    866,654   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C2 CLASS A1                           4.59     04/15/2030        859,867
  2,900,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C7 CLASS A2                           5.10     11/15/2030      2,894,358
    505,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A3                             4.89     11/12/2035        497,441
  7,115,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2003-KEY1 CLASS A4+/-                          5.24     11/12/2035      7,088,231
  5,202,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS A4+/-                          5.05     07/12/2038      5,106,120
  2,923,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MCP1 CLASS A4+/-                          4.75     06/12/2043      2,806,496
  1,000,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A2                                  3.92     04/14/2040        976,898
  2,931,000   MORGAN STANLEY CAPITAL I SERIES 2005-IQ10 CLASS AAB+/-                             5.18     09/15/2042      2,921,167
  3,460,000   SPECIALTY UNDERWRITING & RESIDENTIAL FINANCE SERIES 2005-BC4 CLASS A2A+/-          4.40     12/25/2035      3,460,000
    203,565   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-                   4.71     02/25/2028        203,565
  1,330,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3                    4.96     08/15/2035      1,314,925
  1,610,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3                    4.45     11/15/2035      1,560,957
  1,183,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C12 CLASS A4+/-                5.23     07/15/2041      1,186,496
  2,342,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS A4                   4.80     10/15/2041      2,252,557
  3,298,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C17 CLASS A4+/-                5.08     03/15/2042      3,243,568
  2,083,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C18 CLASS APB                  4.81     04/15/2042      2,032,237
  2,717,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19 CLASS APB                  4.62     05/15/2044      2,610,393

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 2,944,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C21 CLASS A4+/-                5.27%    10/15/2044   $  2,939,766

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $334,214,071)                                                           331,537,872
                                                                                                                       ------------

CORPORATE BONDS & NOTES - 14.09%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.03%
    450,000   PULTE HOMES INCORPORATED<<                                                         6.00     02/15/2035        391,789
                                                                                                                       ------------

BUSINESS SERVICES - 0.24%
  3,625,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                                 6.00     06/15/2012      3,797,347
                                                                                                                       ------------

CHEMICALS & ALLIED PRODUCTS - 0.15%
  1,170,000   ALBEMARLE CORPORATION                                                              5.10     02/01/2015      1,124,402
  1,170,000   LUBRIZOL CORPORATION                                                               5.50     10/01/2014      1,160,236
                                                                                                                          2,284,638
                                                                                                                       ------------

COMMUNICATIONS - 1.88%
  2,340,000   AMERICA MOVIL SA DE CV                                                             6.38     03/01/2035      2,263,063
    630,000   AOL TIME WARNER INCORPORATED                                                       7.70     05/01/2032        721,956
  1,080,000   AT&T CORPORATION                                                                   9.75     11/15/2031      1,328,400
  2,490,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                                 8.38     03/15/2013      2,874,234
  1,295,000   COMCAST CORPORATION                                                                5.50     03/15/2011      1,300,408
  2,045,000   COMCAST CORPORATION                                                                5.65     06/15/2035      1,849,592
  1,255,000   NEWS AMERICA INCORPORATED                                                          6.20     12/15/2034      1,235,120
  4,835,000   SPRINT CAPITAL CORPORATION                                                         6.00     01/15/2007      4,885,332
  2,785,000   SPRINT CAPITAL CORPORATION                                                         6.13     11/15/2008      2,865,021
  1,265,000   SPRINT CAPITAL CORPORATION                                                         7.63     01/30/2011      1,394,423
  1,450,000   SPRINT CAPITAL CORPORATION                                                         8.75     03/15/2032      1,900,415
  3,845,000   TELECOM ITALIA CAPITAL SA                                                          5.25     11/15/2013      3,767,220
  1,730,000   TIME WARNER ENTERTAINMENT COMPANY LP<<                                             8.38     07/15/2033      2,086,664
  1,095,000   VERIZON GLOBAL FUNDING CORPORATION                                                 5.85     09/15/2035      1,037,140
                                                                                                                         29,508,988
                                                                                                                       ------------

DEPOSITORY INSTITUTIONS - 0.99%
  2,200,000   BAC CAPITAL TRUST VI<<                                                             5.63     03/08/2035      2,095,377
  3,220,000   CITIGROUP INCORPORATED                                                             5.00     09/15/2014      3,162,603
  2,270,000   PNC FUNDING CORPORATION                                                            5.25     11/15/2015      2,240,626
  2,085,000   WACHOVIA CORPORATION                                                               5.50     08/01/2035      1,977,035
  2,120,000   WASHINGTON MUTUAL BANK FA<<                                                        5.13     01/15/2015      2,044,373
  1,262,000   WASHINGTON MUTUAL INCORPORATED                                                     4.00     01/15/2009      1,221,246
  2,710,000   ZIONS BANCORPORATION                                                               6.00     09/15/2015      2,811,571
                                                                                                                         15,552,831
                                                                                                                       ------------

ELECTRIC, GAS & SANITARY SERVICES - 0.81%
  3,791,000   AMERICAN ELECTRIC POWER SERIES C                                                   5.38     03/15/2010      3,816,407
  1,030,000   DOMINION RESOURCES INCORPORATED                                                    5.95     06/15/2035        988,300
  2,050,000   KANSAS GAS & ELECTRIC+/-++                                                         5.65     03/29/2021      2,013,244
    330,000   KANSAS GAS & ELECTRIC                                                              5.65     03/29/2021        324,083
  1,302,000   PACIFIC GAS & ELECTRIC COMPANY                                                     6.05     03/01/2034      1,315,633
  1,000,000   PSEG POWER LLC                                                                     8.63     04/15/2031      1,276,866
  2,490,000   PUBLIC SERVICE COMPANY OF COLORADO                                                 7.88     10/01/2012      2,887,083
                                                                                                                         12,621,616
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.09%
$ 1,330,000   PEPCO HOLDINGS INCORPORATED                                                        6.45%    08/15/2012   $  1,393,917
                                                                                                                       ------------

FINANCIAL SERVICES - 0.47%
  3,564,000   CAPITAL ONE FINANCIAL CORPORATION                                                  8.75     02/01/2007      3,714,027
  3,475,000   CITIGROUP INCORPORATED                                                             6.50     01/18/2011      3,700,861
                                                                                                                          7,414,888
                                                                                                                       ------------

FOOD & KINDRED PRODUCTS - 0.17%
  1,595,000   KRAFT FOODS INCORPORATED                                                           5.63     11/01/2011      1,629,069
    940,000   KRAFT FOODS INCORPORATED                                                           6.50     11/01/2031      1,013,018
                                                                                                                          2,642,087
                                                                                                                       ------------

FOOD STORES - 0.06%
    965,000   KROGER COMPANY<<                                                                   7.50     04/01/2031      1,007,599
                                                                                                                       ------------

GENERAL MERCHANDISE STORES - 0.07%
  1,230,000   WAL-MART STORES                                                                    5.25     09/01/2035      1,167,889
                                                                                                                       ------------

HEALTH SERVICES - 0.29%
  4,510,000   WYETH++                                                                            5.50     02/15/2016      4,531,202
                                                                                                                       ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.79%
  2,745,000   CREDIT SUISSE FB USA INCORPORATED                                                  4.88     08/15/2010      2,715,126
  1,800,000   GOLDMAN SACHS GROUP INCORPORATED<<                                                 5.13     01/15/2015      1,768,282
  5,015,000   MERRILL LYNCH & COMPANY                                                            4.25     02/08/2010      4,862,629
  1,260,000   MORGAN STANLEY                                                                     4.00     01/15/2010      1,207,427
  1,185,000   NUVEEN INVESTMENTS                                                                 5.00     09/15/2010      1,162,240
    630,000   NUVEEN INVESTMENTS                                                                 5.50     09/15/2015        614,605
                                                                                                                         12,330,309
                                                                                                                       ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.46%
  3,362,000   MARSH & MCLENNAN COMPANIES INCORPORATED                                            5.15     09/15/2010      3,332,310
    796,000   PRUDENTIAL FINANCIAL INCORPORATED                                                  4.75     06/13/2015        765,194
  1,395,000   TRAVELERS PROPERTY CASUALTY CORPORATION                                            6.38     03/15/2033      1,437,650
  1,665,000   WILLIS GROUP NORTH AMERICA                                                         5.63     07/15/2015      1,646,032
                                                                                                                          7,181,186
                                                                                                                       ------------

INSURANCE CARRIERS - 0.81%
  1,174,000   ACE INA HOLDINGS INCORPORATED                                                      5.88     06/15/2014      1,201,400
  5,860,000   AMERICAN INTERNATIONAL GROUP INCORPORATED++                                        4.70     10/01/2010      5,755,563
  1,335,000   AMERICAN INTERNATIONAL GROUP INCORPORATED++                                        5.05     10/01/2015      1,298,627
  1,265,000   AMERICAN INTERNATIONAL GROUP INCORPORATED<<                                        4.25     05/15/2013      1,193,937
  1,455,000   METLIFE INCORPORATED                                                               5.70     06/15/2035      1,419,240
  1,800,000   UNUMPROVIDENT FINANCE COMPANY++                                                    6.85     11/15/2015      1,845,785
                                                                                                                         12,714,552
                                                                                                                       ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
  4,895,000   TYCO INTERNATIONAL GROUP SA                                                        6.38     10/15/2011      5,074,808
                                                                                                                       ------------

MISCELLANEOUS RETAIL - 0.29%
  4,540,000   PROLOGIS++                                                                         5.25     11/15/2010      4,523,316
                                                                                                                       ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.73%
  3,405,000   AMERICAN GENERAL FINANCE CORPORATION                                               3.88     10/01/2009      3,255,616
  2,785,000   CAPITAL ONE BANK SERIES BKNT                                                       4.88     05/15/2008      2,771,298
  2,490,000   CIT GROUP INCORPORATED                                                             4.75     08/15/2008      2,477,829

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (CONTINUED)
$ 5,260,000   FORD MOTOR CREDIT COMPANY                                                          5.70%    01/15/2010   $  4,613,688
    667,000   FORD MOTOR CREDIT COMPANY<<                                                        7.00     10/01/2013        589,802
  1,214,000   GENERAL ELECTRIC CAPITAL CORPORATION                                               3.75     12/15/2009      1,162,679
  2,820,000   GENERAL ELECTRIC CAPITAL CORPORATION                                               4.88     03/04/2015      2,760,224
  1,995,000   GENERAL MOTORS ACCEPTANCE CORPORATION                                              5.85     01/14/2009      1,805,882
     90,000   HSBC FINANCE CORPORATION                                                           6.50     01/24/2006         90,241
  8,310,000   HSBC FINANCE CORPORATION<<                                                         4.75     04/15/2010      8,205,635
  1,330,000   JP MORGAN CHASE CAPITAL XV                                                         5.88     03/15/2035      1,273,184
  3,040,000   LAZARD GROUP LLC                                                                   7.13     05/15/2015      3,117,523
  4,135,000   RESIDENTIAL CAPITAL CORPORATION                                                    6.13     11/21/2008      4,127,586
  5,900,000   RESIDENTIAL CAPITAL CORPORATION++                                                  6.38     06/30/2010      5,947,159
    580,000   RESIDENTIAL CAPITAL CORPORATION                                                    6.38     06/30/2010        584,636
                                                                                                                         42,782,982
                                                                                                                       ------------

OIL & GAS EXTRACTION - 0.80%
  2,565,000   CANADIAN NATURAL RESOURCES                                                         5.85     02/01/2035      2,504,489
  1,770,000   ENERGY TRANSFER PARTNERS                                                           5.95     02/01/2015      1,733,228
  1,265,000   HALLIBURTON COMPANY                                                                5.50     10/15/2010      1,288,635
  2,212,000   HALLIBURTON COMPANY                                                                8.75     02/15/2021      2,864,188
    595,000   PEMEX PROJECT FUNDING MASTER TRUST                                                 7.38     12/15/2014        656,285
  1,030,000   VALERO LOGISTICS                                                                   6.05     03/15/2013      1,063,941
  2,415,000   XTO ENERGY INCORPORATED                                                            4.90     02/01/2014      2,342,212
                                                                                                                         12,452,978
                                                                                                                       ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.35%
  1,895,000   AMERADA HESS CORPORATION                                                           7.13     03/15/2033      2,126,719
  1,925,000   VALERO ENERGY CORPORATION<<                                                        6.88     04/15/2012      2,089,737
  1,030,000   VALERO ENERGY CORPORATION                                                          7.50     04/15/2032      1,222,372
                                                                                                                          5,438,828
                                                                                                                       ------------

PIPELINES, EXCEPT NATURAL GAS - 0.40%
  2,855,000   DUKE CAPITAL LLC                                                                   7.50     10/01/2009      3,067,475
  1,925,000   ENERGY TRANSFER PARTNERS++                                                         5.65     08/01/2012      1,880,737
  1,395,000   MAGELLAN MIDSTREAM PARTNERS                                                        5.65     10/15/2016      1,384,844
                                                                                                                          6,333,056
                                                                                                                       ------------

RAILROAD TRANSPORTATION - 0.12%
  1,600,000   NORFOLK SOUTHERN CORPORATION                                                       7.05     05/01/2037      1,871,307
                                                                                                                       ------------

REITS - 0.86%
  2,745,000   DEVELOPERS DIVERS REALTY                                                           5.38     10/15/2012      2,686,669
  3,155,000   HEALTH CARE PROPERTY INVESTMENTS INCORPORATED                                      4.88     09/15/2010      3,079,081
  1,915,000   HEALTH CARE REIT INCORPORATED                                                      6.20     06/01/2016      1,903,320
  1,265,000   SIMON PROPERTY GROUP LP                                                            4.60     06/15/2010      1,227,371
  3,845,000   SIMON PROPERTY GROUP LP++                                                          5.38     06/01/2011      3,836,476
    685,000   SIMON PROPERTY GROUP LP                                                            5.10     06/15/2015        656,621
                                                                                                                         13,389,538
                                                                                                                       ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.67%
  1,630,000   GOLDMAN SACHS GROUP INCORPORATED                                                   6.13     02/15/2033      1,669,788
  3,185,000   JP MORGAN CHASE & COMPANY                                                          6.75     02/01/2011      3,409,667
  5,510,000   MORGAN STANLEY                                                                     5.38     10/15/2015      5,470,807
                                                                                                                         10,550,262
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
TRANSPORTATION EQUIPMENT - 0.24%
$ 1,640,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                             6.50%    11/15/2013   $  1,704,824
  1,735,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                             8.50     01/18/2031      2,052,158
                                                                                                                          3,756,982
                                                                                                                       ------------

TOTAL CORPORATE BONDS & NOTES (COST $224,700,898)                                                                       220,714,895
                                                                                                                       ------------

FOREIGN GOVERNMENT BONDS - 1.25%
  1,300,000   CELULOSA ARAUCO CONSTITUTION                                                       5.63     04/20/2015      1,278,287
    735,000   CHINA DEVELOPMENT BANK                                                             5.00     10/15/2015        717,195
  2,270,000   CODELCO INCORPORATED++                                                             5.63     09/21/2035      2,188,225
  1,880,000   MOLSON COORS CANADA INCORPORATED++                                                 4.85     09/22/2010      1,850,674
  2,920,000   RAS LAFFAN LNG III++                                                               5.84     09/30/2027      2,874,682
  3,265,000   RESONA PFD.GLOBAL SECURITIES+/-++                                                  7.19     12/29/2049      3,400,589
  1,845,000   RUSSIAN FEDERATION+/-++                                                            5.00     03/31/2030      2,061,787
  2,085,000   TELECOM ITALIA CAPITAL                                                             4.88     10/01/2010      2,039,259
  1,590,000   TELEFONOS DE MEXICO S.A. SERIES WI                                                 5.50     01/27/2015      1,550,888
    585,000   UNITED MEXICAN STATES SERIES MTNA                                                  5.88     01/15/2014        601,380
    920,000   UNITED MEXICAN STATES SERIES MTNA<<                                                6.75     09/27/2034        986,700

TOTAL FOREIGN GOVERNMENT BONDS (COST $19,742,099)@                                                                       19,549,666
                                                                                                                       ------------

FOREIGN CORPORATE BONDS - 0.47%

COMMUNICATIONS - 0.35%
  1,330,000   BT GROUP PLC                                                                       8.88     12/15/2030      1,755,987
  3,655,000   FRANCE TELECOM                                                                     7.45     03/01/2006      3,679,021
                                                                                                                          5,435,008
                                                                                                                       ------------

ELECTRIC, GAS & SANITARY SERVICES - 0.05%
    610,000   EMPRESA NACIONAL ELECTRIC                                                          8.63     08/01/2015        708,084
                                                                                                                       ------------

OIL & GAS EXTRACTION - 0.07%
    940,000   ENCANA CORPORATION                                                                 6.50     08/15/2034      1,033,881
                                                                                                                       ------------

TOTAL FOREIGN CORPORATE BONDS (COST $7,245,040)@                                                                          7,176,973
                                                                                                                       ------------

PRINCIPAL

AGENCY SECURITIES - 41.07%

FEDERAL HOME LOAN BANK - 0.53%
$ 8,424,000   FHLB<<                                                                             4.38     09/17/2010      8,282,418
                                                                                                                       ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 22.37%
 20,775,000   FHLMC<<                                                                            4.13     04/02/2007     20,624,984
 43,488,000   FHLMC<<                                                                            6.63     09/15/2009     46,281,104
 14,217,000   FHLMC<<                                                                            4.13     07/12/2010     13,833,013
  7,083,000   FHLMC<<                                                                            5.63     03/15/2011      7,348,690
    495,127   FHLMC #A29225                                                                      4.50     01/01/2035        462,309
  3,286,589   FHLMC #A38837<<                                                                    4.50     05/01/2035      3,068,746
  2,438,412   FHLMC #A38838<<                                                                    4.50     05/01/2035      2,276,788
  7,806,263   FHLMC #A46696<<                                                                    4.50     08/01/2035      7,288,845
    604,715   FHLMC #B17291                                                                      5.00     11/01/2019        596,288
  3,498,344   FHLMC #B18247<<                                                                    5.00     04/01/2020      3,447,626
    612,382   FHLMC #B19002                                                                      5.00     03/01/2020        603,504

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$   604,806   FHLMC #B19212                                                                      5.50%    04/01/2020   $    607,567
  6,977,066   FHLMC #B19221<<                                                                    5.00     04/01/2020      6,875,914
  1,282,543   FHLMC #B19318<<                                                                    5.00     05/01/2020      1,263,949
  1,100,537   FHLMC #B19338<<                                                                    5.00     05/01/2020      1,084,581
  1,338,134   FHLMC #B19339<<                                                                    5.00     05/01/2020      1,318,734
    852,984   FHLMC #B19376                                                                      5.00     06/01/2020        840,618
  3,394,917   FHLMC #B19389<<                                                                    5.50     05/01/2020      3,410,414
  2,216,556   FHLMC #B19393<<                                                                    5.00     05/01/2020      2,184,421
  1,063,907   FHLMC #C90888<<                                                                    5.50     03/01/2025      1,057,181
 16,562,898   FHLMC #C90893<<                                                                    5.50     04/01/2025     16,458,185
  1,990,493   FHLMC #C90902<<                                                                    5.50     06/01/2025      1,977,909
  2,973,019   FHLMC #E01279<<                                                                    5.50     01/01/2018      2,989,215
  7,435,594   FHLMC #E01497<<                                                                    5.50     11/01/2018      7,472,805
    650,245   FHLMC #E88979                                                                      5.50     04/01/2017        653,771
  1,435,495   FHLMC #G01805                                                                      4.50     04/01/2035      1,340,347
  7,481,025   FHLMC #G01842<<                                                                    4.50     06/01/2035      6,985,166
  7,178,384   FHLMC #G08083<<                                                                    4.50     08/01/2035      6,702,584
  3,180,335   FHLMC #G11594<<                                                                    5.50     08/01/2019      3,196,195
  6,864,064   FHLMC #G11658<<                                                                    5.50     01/01/2020      6,895,739
  5,314,468   FHLMC #G18006<<                                                                    5.50     08/01/2019      5,338,992
  2,316,247   FHLMC #J02089<<                                                                    5.50     06/01/2020      2,326,820
  2,025,224   FHLMC #J02372<<                                                                    5.50     05/01/2020      2,035,324
  2,047,354   FHLMC #J02373<<                                                                    5.50     05/01/2020      2,057,565
  8,241,000   FHLMC SERIES 2631 CLASS MT                                                         3.50     01/15/2022      8,065,964
 15,686,000   FHLMC SERIES 2645 CLASS MK<<                                                       3.50     07/15/2022     15,302,404
  5,571,526   FHLMC SERIES 2692 CLASS YB<<                                                       3.50     05/15/2016      5,454,189
    363,693   FHLMC SERIES 2727 CLASS PW                                                         3.57     06/15/2029        352,787
  4,949,005   FHLMC SERIES 2731 CLASS PK<<                                                       3.50     05/15/2026      4,825,884
  2,778,153   FHLMC SERIES 2736 CLASS DB                                                         3.30     11/15/2026      2,673,284
 10,384,000   FHLMC SERIES 2825 CLASS PM<<                                                       5.50     03/15/2030     10,301,654
    442,000   FHLMC SERIES 2833 CLASS JD                                                         5.50     09/15/2029        438,453
  4,540,697   FHLMC SERIES 2957 CLASS KJ                                                         4.50     10/15/2024      4,491,493
  3,459,622   FHLMC SERIES 2960 CLASS EH                                                         4.50     05/15/2024      3,424,052
  6,049,995   FHLMC SERIES 2963 CLASS WL                                                         4.50     07/15/2025      5,980,719
  1,466,239   FHLMC SERIES 2965 CLASS GB                                                         4.50     11/15/2014      1,455,237
  2,607,000   FHLMC SERIES 2966 CLASS XC                                                         5.50     01/15/2031      2,583,408
  2,561,479   FHLMC SERIES 2971 CLASS PE                                                         4.50     03/15/2026      2,528,036
 27,363,912   FHLMC SERIES 2975 CLASS OL<<                                                       4.50     06/15/2026     27,023,855
  4,273,476   FHLMC SERIES 2982 CLASS LC                                                         4.50     01/15/2025      4,223,890
  1,923,000   FHLMC SERIES 2983 CLASS PB                                                         5.50     07/15/2029      1,913,686
 57,928,000   FHLMC TBA+%%                                                                       6.00     01/01/2036     58,253,845
                                                                                                                        350,198,733
                                                                                                                       ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.17%
 24,595,000   FNMA<<                                                                             6.00     05/15/2011     25,955,669
  5,056,273   FNMA #254631<<                                                                     5.00     02/01/2018      4,993,567
  2,936,492   FNMA #254918<<                                                                     4.50     09/01/2033      2,752,997
    182,959   FNMA #387501                                                                       4.95     07/01/2015        181,097
  1,490,217   FNMA #555388<<                                                                     5.50     03/01/2018      1,498,564

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 2,116,768   FNMA #615062<<                                                                     5.50%    01/01/2017   $  2,130,146
  1,435,681   FNMA #624228<<                                                                     5.50     01/01/2017      1,444,754
  1,042,455   FNMA #624277                                                                       5.50     01/01/2017      1,049,042
  1,913,530   FNMA #725564                                                                       4.53     04/01/2009      1,891,405
  4,694,532   FNMA #734830<<                                                                     4.50     08/01/2033      4,401,181
  2,906,664   FNMA #735396<<                                                                     4.50     04/01/2035      2,715,820
  2,009,712   FNMA #745047                                                                       4.50     09/01/2035      1,884,129
  6,063,056   FNMA #797494<<                                                                     4.50     03/01/2035      5,664,972
  2,866,234   FNMA #808093<<                                                                     4.50     02/01/2035      2,678,045
  2,913,195   FNMA #808198<<                                                                     4.50     03/01/2035      2,721,922
  1,733,236   FNMA #812104                                                                       4.50     02/01/2035      1,622,559
  4,254,349   FNMA #814379<<                                                                     4.50     03/01/2035      3,975,020
  3,030,693   FNMA #815422<<                                                                     4.50     02/01/2035      2,831,706
  4,196,073   FNMA #815426<<                                                                     4.50     02/01/2035      3,928,130
  2,747,397   FNMA #819154<<                                                                     4.50     04/01/2035      2,567,010
  5,507,840   FNMA #819357<<                                                                     4.50     03/01/2035      5,146,210
  2,435,396   FNMA SERIES 2003-113 CLASS PN                                                      3.50     02/25/2013      2,380,471
  9,203,766   FNMA SERIES 2003-63 CLASS QP                                                       3.50     10/25/2031      8,585,605
 14,635,789   FNMA SERIES 2003-76 CLASS DE<<                                                     4.00     09/25/2031     13,818,048
  5,907,000   FNMA SERIES 2003-92 CLASS KQ                                                       3.50     06/25/2023      5,763,481
    454,000   FNMA SERIES 2003-92 CLASS NM                                                       3.50     04/25/2013        443,284
  5,494,000   FNMA SERIES 2005-45 CLASS BA                                                       4.50     11/25/2014      5,447,332
 28,594,516   FNMA SERIES 2005-51 CLASS KC<<                                                     4.50     01/25/2025     28,226,879
 28,856,000   FNMA TBA+%%                                                                        5.50     12/01/2033     28,414,157
 46,008,000   FNMA TBA+%%                                                                        5.50     01/01/2034     45,246,015
 39,138,000   FNMA TBA+%%                                                                        6.00     01/01/2034     39,309,229
 11,816,000   FNMA TBA+%%                                                                        6.00     12/01/2034     11,882,465
 12,668,000   FNMA TBA+%%                                                                        6.50     01/01/2036     12,956,982
                                                                                                                        284,507,893
                                                                                                                       ------------

TOTAL AGENCY SECURITIES (COST $649,157,034)                                                                             642,989,044
                                                                                                                       ------------

US TREASURY SECURITIES - 20.36%

US TREASURY BOND - 7.64%
 15,196,000   US TREASURY BOND<<                                                                  4.13    05/15/2015     14,711,628
 38,307,000   US TREASURY BOND<<                                                                  6.25    08/15/2023     44,823,672
 23,721,000   US TREASURY BOND<<                                                                  6.00    02/15/2026     27,343,078
 19,413,000   US TREASURY BOND<<                                                                  6.25    05/15/2030     23,514,753
  8,463,000   US TREASURY BOND<<                                                                  5.38    02/15/2031      9,298,721
                                                                                                                        119,691,852
                                                                                                                       ------------

US TREASURY NOTES - 12.72%
 32,019,000   US TREASURY NOTE<<                                                                  4.00    08/31/2007     31,791,377
    159,000   US TREASURY NOTE<<                                                                  4.00    09/30/2007        157,820
 42,647,000   US TREASURY NOTE<<                                                                  4.25    10/31/2007     42,507,075
 37,233,000   US TREASURY NOTE                                                                    4.25    11/30/2007     37,113,743
  8,251,000   US TREASURY NOTE<<                                                                  3.75    05/15/2008      8,124,983
 16,734,000   US TREASURY NOTE<<                                                                  4.13    08/15/2010     16,514,366
  4,147,000   US TREASURY NOTE<<                                                                  3.88    09/15/2010      4,046,564
    830,000   US TREASURY NOTE<<                                                                  4.25    10/15/2010        823,062

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE  MATURITY DATE      VALUE
US TREASURY NOTES (CONTINUED)
$38,521,000   US TREASURY NOTE<<                                                                4.50%     11/15/2010   $ 38,645,885
  5,148,000   US TREASURY NOTE<<                                                                4.25      11/15/2014      5,040,618
  9,757,000   US TREASURY NOTE<<                                                                4.00      02/15/2015      9,365,578
  5,108,000   US TREASURY NOTES<<                                                               4.50      11/15/2015      5,108,797
                                                                                                                        199,239,868
                                                                                                                       ------------

TOTAL US TREASURY SECURITIES (COST $322,173,766)                                                                        318,931,720
                                                                                                                       ------------
COLLATERAL FOR SECURITIES LENDING - 46.42%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.40%
  6,197,171   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     6,197,171
                                                                                                                       ------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 46.02%
 14,000,000   ABBEY NATIONAL TREASURY SERVICES PLC                                              4.08      12/14/2005     13,979,420
 14,000,000   AMERICAN GENERAL FINANCE                                                          4.12      12/15/2006     14,002,800
  1,198,000   AMSTEL FUNDING CORPORATION                                                        3.76      12/21/2005      1,195,257
  7,000,000   AMSTEL FUNDING CORPORATION                                                        4.44      03/28/2006      6,901,300
  8,020,000   AMSTERDAM FUNDING CORPORATION                                                     4.05      12/07/2005      8,014,627
  9,000,000   AQUIFER FUNDING LIMITED                                                           4.05      12/05/2005      8,995,950
  2,412,000   AQUIFER FUNDING LIMITED                                                           4.05      12/06/2005      2,410,649
 10,000,000   AQUIFER FUNDING LIMITED                                                           4.05      12/07/2005      9,993,300
  4,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                         4.07      12/06/2005      3,997,760
 33,000,000   ATLANTIC ASSET SECURITIZATION CORPORATION                                         4.06      12/09/2005     32,970,300
  9,273,000   ATOMIUM FUNDING CORPORATION                                                       3.96      01/10/2006      9,229,510
  9,997,000   ATOMIUM FUNDING CORPORATION                                                       4.34      02/06/2006      9,917,024
 10,000,000   BANK ONE CORPORATION                                                              4.45      08/11/2006     10,009,700
  1,500,000   BARCLAYS U.S. FUNDING                                                             4.06      12/12/2005      1,498,140
 49,000,000   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
              (MATURITY VALUE $49,005,594)                                                      4.11      12/01/2005     49,000,000
  8,000,000   BHP BILLITON FINANCE (USA) BV                                                     4.02      12/05/2005      7,996,400
  5,146,000   BHP BILLITON FINANCE (USA) BV                                                     4.05      12/13/2005      5,139,001
  7,000,000   BHP BILLITON LIMITED                                                              4.06      12/07/2005      6,995,310
  1,000,000   BNP PARIBAS CANADA                                                                3.79      12/09/2005        999,100
 11,000,000   BUCKINGHAM CDO LLC                                                                4.03      12/05/2005     10,995,050
  7,000,000   BUCKINGHAM CDO LLC                                                                4.05      12/09/2005      6,993,700
  4,820,000   BUCKINGHAM CDO LLC                                                                4.05      12/06/2005      4,817,301
  2,648,000   CEDAR SPRINGS CAPITAL COMPANY LLC                                                 3.82      12/02/2005      2,647,709
  8,083,000   CEDAR SPRINGS CAPITAL COMPANY LLC                                                 3.90      12/12/2005      8,072,977
 15,000,000   CHARTA LLC                                                                        4.06      12/02/2005     14,998,350
 25,000,000   CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B)                                      4.09      12/13/2006     25,000,000
 21,700,000   CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                                  3.85      12/12/2005     21,673,092
 10,000,000   CREDIT SUISSE FIRST BOSTON                                                        4.11      05/04/2006      9,965,900
 10,000,000   CREDIT SUISSE FIRST BOSTON                                                        4.19      02/27/2006     10,001,290
  2,350,000   CREDIT SUISSE FIRST BOSTON USA INCORPORATED                                       4.16      06/19/2006      2,353,713
  4,000,000   CULLINAN FINANCE CORPORATION                                                      3.94      12/08/2005      3,996,880
  2,000,000   CULLINAN FINANCE CORPORATION                                                      3.95      12/13/2005      1,997,280

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                              INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 8,523,000   CULLINAN FINANCE CORPORATION                                                       3.92%    12/16/2005   $  8,508,511
  5,000,000   CULLINAN FINANCE CORPORATION                                                       4.03     12/28/2005      4,984,450
  2,000,000   EIFFEL FUNDING LLC                                                                 4.06     12/14/2005      1,997,060
  1,600,000   FORTIS FUNDING LLC                                                                 4.06     12/12/2005      1,598,016
 25,100,000   GENERAL ELECTRIC CAPITAL                                                           4.46     02/03/2006     25,106,024
  2,010,000   GENERAL ELECTRIC CAPITAL, 3M LIBOR + 13BPS                                         4.01     09/18/2006      2,012,492
  6,000,000   GENERAL ELECTRIC CP                                                                4.02     12/27/2005      5,982,000
 20,671,000   GEORGE STREET FINANCE LLC                                                          4.05     12/09/2005     20,652,396
  8,854,000   GEORGE STREET FINANCE LLC                                                          3.82     12/12/2005      8,843,021
  1,625,000   GOLDMAN SACHS GROUP INCORPORATED, 3M LIBOR + 17BPS                                 4.53     08/18/2006      1,627,567
  9,000,000   HARRIER FINANCE FUNDING LLC                                                        3.96     12/19/2005      8,981,460
 10,000,000   HARRIER FINANCE FUNDING LLC                                                        4.04     12/06/2005      9,994,400
  2,500,000   HBOS TREASURY SERVICES PLC, 3M LIBOR + 2BPS                                        4.04     06/30/2006      2,500,700
 10,000,000   ING USA ANNUITY & LIFE INSURANCE                                                   4.22     06/06/2006     10,000,000
  6,719,000   KLIO FUNDING CORPORATION                                                           3.81     12/08/2005      6,713,759
 14,000,000   KLIO II FUNDING CORPORATION                                                        3.83     12/09/2005     13,987,400
  7,000,000   KLIO III FUNDING CORPORATION                                                       4.14     12/15/2005      6,988,940
 10,000,000   LEXINGTON PARKER CAPITAL CORPORATION                                               4.06     12/01/2005     10,000,000
 15,000,000   LIBERTY LIGHT US CAPITAL SERIES MTN                                                4.04     05/26/2006     15,002,100
 15,921,000   LIBERTY LIGHTHOUSE FUNDING COMPANY, LLC                                            4.05     12/01/2005     15,921,000
 10,000,000   LIQUID FUNDING LIMITED                                                             4.07     12/02/2005      9,998,900
 10,000,000   LIQUID FUNDING LIMITED                                                             4.08     12/05/2005      9,995,500
  3,000,000   LIQUID FUNDING LIMITED                                                             4.06     12/19/2005      3,000,000
 11,000,000   MORGAN STANLEY                                                                     4.14     01/13/2006     11,000,000
  8,000,000   MORGAN STANLEY                                                                     4.14     02/03/2006      8,000,000
  3,499,000   MORGAN STANLEY                                                                     4.15     08/13/2010      3,499,350
 26,000,000   NATIONWIDE BUILDING SOCIETY                                                        4.05     12/01/2005     26,000,000
 12,215,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                            4.06     12/01/2005     12,215,000
  2,400,000   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                            4.05     12/09/2005      2,397,840
  8,560,000   NORDEA NORTH AMERICA INCORPORATED                                                  4.06     12/09/2005      8,552,296
  5,317,000   RACERS TRUST 2004                                                                  4.17     05/20/2005      5,317,346
 10,000,000   ROYAL BANK OF SCOTLAND PLC, 3M LIBOR + 1BPS                                        4.40     11/24/2006     10,006,200
  7,500,000   SLM CORPORATION                                                                    4.37     04/25/2006      7,504,950
  5,000,000   SOLITAIRE FUNDING LLC                                                              3.94     12/13/2005      4,993,200
    600,000   TANGO FINANCE CORPORATION                                                          4.40     03/09/2006        592,914
 23,083,000   THAMES ASSET GLOBAL SECURITIES 1 INCORPORATED                                      4.06     12/07/2005     23,067,534
 26,000,000   TRANSAMERICA OCCIDENTAL LIFE INSURANCE                                             4.26     07/11/2006     26,000,000
  2,659,000   TRAVELLERS INSURANCE COMPANY                                                       4.20     02/10/2006      2,658,947
  4,500,000   UBS FINANCE (DELAWARE) LLC                                                         4.07     12/07/2005      4,496,985
 10,000,000   UNICREDITO ITALIANO NY, 3M LIBOR - 6BPS                                            3.96     06/30/2006      9,948,200
 10,000,000   UNICREDITO ITALIANO                                                                3.94     03/28/2006      9,997,260
  4,495,000   YORKTOWN CAPITAL LLC                                                               4.05     12/08/2005      4,491,494
  8,626,000   YORKTOWN CAPITAL LLC                                                               4.06     12/01/2005      8,626,000
                                                                                                                        720,520,002
                                                                                                                       ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $726,717,173)                                                             726,717,173
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                          INTEREST RATE  MATURITY DATE         VALUE
REPURCHASE AGREEMENTS - 7.11%
$35,000,000   BEAR STEARNS COMPANY INCORPORATED - 102% COLLATERALIZED BY
              US GOVERNMENT SECURITIES
              (MATURITY VALUE $35,003,957)                                                  4.07%     12/01/2005     $   35,000,000
 40,000,000   COUNTRYWIDE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES
              (MATURITY VALUE $40,004,533)                                                  4.08      12/01/2005         40,000,000
 36,294,000   GREENWICH CAPITAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES
              (MATURITY VALUE $36,298,103)                                                  4.07      12/01/2005         36,294,000

TOTAL REPURCHASE AGREEMENTS (COST $111,294,000)                                                                         111,294,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,581,311,562)*                                  163.75%                                                      $2,563,849,403
OTHER ASSETS AND LIABILITIES, NET                       (63.75)                                                        (998,094,857)
                                                        ------                                                       --------------
TOTAL NET ASSETS                                        100.00%                                                      $1,565,754,546
                                                        ======                                                       ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

+     NON-INCOME EARNING SECURITIES.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

PRINCIPAL
SCHEDULE OF SECURITIES SOLD SHORT - (1.90%)

FEDERAL NATIONAL MORTGAGE ASSOCIATION - (1.90%)
$(5,908,000)  FHLMC TBA+%%                                                                   4.50     01/01/2018         (5,514,752)
(26,035,000)  FNMA TBA+%%                                                                    4.50     01/01/2018        (24,302,058)

TOTAL SHORT SALES (TOTAL PROCEED $(29,869,453))                                                                         (29,816,810)
                                                                                                                     --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2005 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                     INFLATION-           MANAGED                             TOTAL
                                                                      PROTECTED             FIXED          STABLE            RETURN
                                                                           BOND            INCOME          INCOME              BOND
                                                                      PORTFOLIO         PORTFOLIO       PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................   $  238,720,198  $    926,939,964  $  622,257,474  $  1,837,132,230
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................      127,397,011       366,168,405     133,286,032       726,717,173
   INVESTMENTS IN AFFILIATES .................................       23,104,515        40,836,066      23,446,653                 0
                                                                 --------------  ----------------  --------------  ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...........      389,221,724     1,333,944,435     778,990,159     2,563,849,403
                                                                 --------------  ----------------  --------------  ----------------
   CASH ......................................................                0           304,500         168,000           101,335
   RECEIVABLE FOR INVESTMENTS SOLD ...........................                0           117,140           2,330       267,253,069
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................        1,942,532         8,635,024       2,835,175        92,619,433
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES .........                0                 0               0           213,249
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ...........                0             4,292         327,115                 0
                                                                 --------------  ----------------  --------------  ----------------
TOTAL ASSETS .................................................      391,164,256     1,343,005,391     782,322,779     2,924,036,489
                                                                 --------------  ----------------  --------------  ----------------
LIABILITIES
   SECURITIES SOLD SHORT, AT FAIR VALUE ......................                0                 0               0        29,816,810
   VARIATION MARGIN ON FUTURES CONTRACTS .....................                0            46,094          20,281                 0
   PAYABLE FOR INVESTMENTS PURCHASED .........................                0        32,090,405       6,899,560       601,723,577
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....           37,030           138,449         231,863                 0
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...            1,162             3,798           1,070             1,551
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................      127,397,011       366,168,405     133,286,032       726,717,173
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................           35,325            28,864          25,905            22,832
                                                                 --------------  ----------------  --------------  ----------------
TOTAL LIABILITIES ............................................      127,470,528       398,476,015     140,464,711     1,358,281,943
                                                                 --------------  ----------------  --------------  ----------------
TOTAL NET ASSETS .............................................   $  263,693,728  $    944,529,376  $  641,858,068  $  1,565,754,546
                                                                 ==============  ================  ==============  ================
INVESTMENTS AT COST ..........................................   $  394,873,265  $  1,335,152,942  $  782,437,638  $  2,581,311,562
                                                                 ==============  ================  ==============  ================
SECURITIES ON LOAN, AT MARKET VALUE ..........................   $  128,530,693  $    362,873,295  $  132,575,436  $    723,311,395
                                                                 ==============  ================  ==============  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                                     STATEMENTS OF OPERATIONS --
                          FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          INFLATION-        MANAGED                        TOTAL
                                                                           PROTECTED          FIXED        STABLE         RETURN
                                                                                BOND         INCOME        INCOME           BOND
                                                                           PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   INTEREST ..........................................................   $ 5,330,243  $  21,567,158  $ 14,627,092  $  22,600,319
   INCOME FROM AFFILIATED SECURITIES .................................       174,320        293,575       323,020              0
   SECURITIES LENDING INCOME, NET ....................................        12,855         96,837        33,097        283,827
                                                                         -----------  -------------  ------------  -------------
TOTAL INVESTMENT INCOME ..............................................     5,517,418     21,957,570    14,983,209     22,884,146
                                                                         -----------  -------------  ------------  -------------
EXPENSES

   ADVISORY FEES .....................................................       310,024      1,840,876     1,431,276      2,216,541
   CUSTODY FEES ......................................................        13,737         85,777        65,297         98,399
   PROFESSIONAL FEES .................................................        10,944         12,132        12,194         12,765
   REGISTRATION FEES .................................................           427          2,612         1,866          3,778
   SHAREHOLDER REPORTS ...............................................        17,626         17,858        15,612         19,613
   TRUSTEES' FEES ....................................................         1,229          1,229         1,229          1,229
   OTHER FEES AND EXPENSES ...........................................        13,147          3,574         5,303          9,837
                                                                         -----------  -------------  ------------  -------------
TOTAL EXPENSES .......................................................       367,134      1,964,058     1,532,777      2,362,162
                                                                         -----------  -------------  ------------  -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................             0     (1,163,645)     (132,349)       (70,036)
   NET EXPENSES ......................................................       367,134        800,413     1,400,428      2,292,126
                                                                         -----------  -------------  ------------  -------------
NET INVESTMENT INCOME (LOSS) .........................................     5,150,284     21,157,157    13,582,781     20,592,020
                                                                         -----------  -------------  ------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...             0      3,721,461      (411,787)   (10,675,089)
   FUTURES TRANSACTIONS ..............................................             0     (1,722,387)     (120,397)             0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............             0         33,535       (78,549)             0
                                                                         -----------  -------------  ------------  -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................             0      2,032,609      (610,733)   (10,675,089)
                                                                         -----------  -------------  ------------  -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
--------------------------------------------------------------------------------------------------------------------------------
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...    (5,651,542)   (19,079,254)   (5,364,733)   (17,462,160)
   FUTURES TRANSACTIONS ..............................................             0       (233,704)     (312,875)             0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..............             0          4,292       300,953         52,643
                                                                         -----------  -------------  ------------  -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..    (5,651,542)   (19,308,666)   (5,376,655)   (17,409,517)
                                                                         -----------  -------------  ------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............    (5,651,542)   (17,276,057)   (5,987,388)   (28,084,606)
                                                                         -----------  -------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $  (501,258) $   3,881,100  $  7,595,393  $  (7,492,586)
                                                                         -----------  -------------  ------------  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         INFLATION-PROTECTED        MANAGED FIXED INCOME
                                                                            BOND PORTFOLIO                PORTFOLIO
                                                                         -------------------  --------------------------------
                                                                                     FOR THE            FOR THE
                                                                                PERIOD ENDED   SIX MONTHS ENDED        FOR THE
                                                                           NOVEMBER 30, 2005  NOVEMBER 30, 2005     YEAR ENDED
                                                                                 (UNAUDITED)        (UNAUDITED)   MAY 31, 2005
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................................          $           0      $ 678,493,240  $ 673,965,279

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................................              5,150,284         21,157,157     31,767,817
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................                      0          2,032,609        491,050
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS ....................................................             (5,651,542)       (19,308,666)    13,555,617
                                                                               -------------      -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....               (501,258)         3,881,100     45,814,484
                                                                               -------------      -------------  -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
------------------------------------------------------------------------------------------------------------------------------
   CONTRIBUTIONS ....................................................            276,333,534        368,911,507    147,339,080
   DIVIDEND REINVESTED ..............................................                    500                  0              0
   WITHDRAWALS ......................................................            (12,139,048)      (106,756,471)  (188,625,603)
                                                                               -------------      -------------  -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS .............................................            264,194,986        262,155,036    (41,286,523)
                                                                               -------------      -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................            263,693,728        266,036,136      4,527,961
                                                                               -------------      -------------  -------------
ENDING NET ASSETS ...................................................          $ 263,693,728      $ 944,529,376  $ 678,493,240
                                                                               =============      =============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                     STABLE INCOME               TOTAL RETURN
                                                                                       PORTFOLIO                BOND PORTFOLIO
                                                                           ---------------------------------  ------------------
                                                                                     FOR THE                            FOR THE
                                                                            SIX MONTHS ENDED         FOR THE       PERIOD ENDED
                                                                           NOVEMBER 30, 2005      YEAR ENDED  NOVEMBER 30, 2005
                                                                                 (UNAUDITED)    MAY 31, 2005         (UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .............................................          $ 664,357,757   $ 965,744,432    $             0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .....................................             13,582,781      16,753,299         20,592,020
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................               (610,733)     (1,549,549)       (10,675,089)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS ....................................................             (5,376,655)      3,714,842        (17,409,517)
                                                                               -------------   -------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....              7,595,393      18,918,592         (7,492,586)
                                                                               -------------   -------------    ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
--------------------------------------------------------------------------------------------------------------------------------
   CONTRIBUTIONS ....................................................             29,691,950     108,044,764      1,682,492,873
   DIVIDEND REINVESTED ..............................................                      0               0                500
   WITHDRAWALS ......................................................            (59,787,032)   (428,350,031)      (109,246,241)
                                                                               -------------   -------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS .............................................            (30,095,082)   (320,305,267)     1,573,247,132
                                                                               -------------   -------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................            (22,499,689)   (301,386,675)     1,565,754,546
                                                                               -------------   -------------    ----------------
ENDING NET ASSETS ...................................................          $ 641,858,068   $ 664,357,757    $ 1,565,754,546
                                                                               =============   =============    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                 --------------------------------------------             PORTFOLIO
                                                 NET INVESTMENT     GROSS  EXPENSES       NET     TOTAL    TURNOVER
                                                  INCOME (LOSS)  EXPENSES    WAIVED  EXPENSES  RETURN(2)       RATE
--------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
JULY 28, 2005(3) TO NOVEMBER 30, 2005 ........             7.48%     0.53%     0.00%     0.53%      2.25%         2%

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 ............             4.93%     0.45%    (0.27)%    0.18%     (0.23)%       22%
JUNE 1, 2004 TO MAY 31, 2005 .................             4.70%     0.49%    (0.14)%    0.35%      7.02%        53%
JUNE 1, 2003 TO MAY 31, 2004 .................             5.10%     0.53%    (0.28)%    0.25%      1.45%        50%
JUNE 1, 2002 TO MAY 31, 2003 .................             5.49%     0.54%    (0.19)%    0.35%     11.36%        44%
JUNE 1, 2001 TO MAY 31, 2002 .................             5.87%     0.54%    (0.19)%    0.35%      8.37%        65%
JUNE 1, 2000 TO MAY 31, 2001 .................             6.34%     0.54%    (0.19)%    0.35%     13.55%       121%

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
JUNE 1, 2005 TO NOVEMBER 30, 2005 ............             4.16%     0.47%    (0.04)%    0.43%      1.13%        27%
JUNE 1, 2004 TO MAY 31, 2005 .................             2.06%     0.48%    (0.12)%    0.36%      2.47%        43%
JUNE 1, 2003 TO MAY 31, 2004 .................             2.00%     0.52%    (0.13)%    0.39%      0.88%        92%
JUNE 1, 2002 TO MAY 31, 2003 .................             2.63%     0.54%     0.00%     0.54%      3.32%        45%
JUNE 1, 2001 TO MAY 31, 2002 .................             3.62%     0.55%     0.00%     0.55%      3.99%        81%
JUNE 1, 2000 TO MAY 31, 2001 .................             5.89%     0.55%     0.00%     0.55%      8.34%        37%

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
JULY 28, 2005(3) TO NOVEMBER 30, 2005 ........             4.18%     0.48%    (0.01)%    0.47%      0.73%       268%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL HIGHLIGHTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)   Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of November 30, 2005, the Trust has 19 separate investment portfolios. These financial statements present the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2005, the following Funds held futures contracts:

                                                                         Notional     Net Unrealized
                                                        Expiration       Contract      Appreciation
Portfolio            Contracts          Type               Date           Amount      (Depreciation)
----------------------------------------------------------------------------------------------------
MANAGED FIXED
  INCOME PORTFOLIO     90 Long    U.S. 5 Year Notes     March 2006     $  9,547,734   $      (13,359)
----------------------------------------------------------------------------------------------------
                       70 Long   U.S. 10 Year Notes     March 2006        7,620,156          (22,969)
----------------------------------------------------------------------------------------------------
                      180 Long       U.S. Long Bond     March 2006       20,269,688         (104,063)
----------------------------------------------------------------------------------------------------
STABLE
  INCOME PORTFOLIO     25 Long         90 Day Euros     March 2006        6,047,813          (96,875)
----------------------------------------------------------------------------------------------------
                       35 Long         90 Day Euros     March 2007        8,399,563          (67,375)
----------------------------------------------------------------------------------------------------
                       25 Long         90 Day Euros      June 2006        6,036,563          (91,875)
----------------------------------------------------------------------------------------------------
                       35 Long         90 Day Euros      June 2007        8,391,688          (59,938)
----------------------------------------------------------------------------------------------------
                       25 Long         90 Day Euros   September 2006      6,027,813          (81,563)
----------------------------------------------------------------------------------------------------
                        4 Long         90 Day Euros   September 2007        958,150           (6,100)
----------------------------------------------------------------------------------------------------
                       31 Long         90 Day Euros   September 2007      7,426,438          (48,050)
----------------------------------------------------------------------------------------------------
                       25 Long         90 Day Euros    December 2005      6,060,000          (90,937)
----------------------------------------------------------------------------------------------------
                       35 Long         90 Day Euros    December 2006      8,406,563          (77,875)

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      As of November 30, 2005, the following Funds had open swap contracts:

                                                                                                     Net
                     Swap Counter     Notional     Interest Rate/   Interest Rate/    Maturity    Unrealized
Portfolio               Party         Principal    Index Received     Index Paid        Date     Gain/(Loss)
------------------------------------------------------------------------------------------------------------
MANAGED FIXED
INCOME PORTFOLIO   Lehman Brothers    2,000,000   U.S. High Yield    USD LIBOR BBA    1-May-06       4,292
                                                      Index
------------------------------------------------------------------------------------------------------------
STABLE INCOME
PORTFOLIO          Lehman Brothers   15,000,000    USD LIBOR BBA         4.73%       25-Jul-07     327,116

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked backed to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2005, Wells Fargo Bank, N.A. received 35% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at November 30, 2005 are shown on the Statement of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                      Sub-Advisory
                                                      Advisory Fees                                                   Fees* (% of
                            Average Daily             (% of Average                           Average Daily          Average Daily
Portfolio                    Net Assets             Daily Net Assets)    Sub-Adviser            Net Assets            Net Assets)
----------------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED             $0 - $499 million          0.45             Wells                $0 - $400 million        0.15
BOND PORTFOLIO        $500 million - $999 million          0.40            Capital     $400 million - $800 million       0.125
                       $1 billion - $2.99 billion          0.35          Management                 > $800 million        0.10
                       $3 billion - $4.99 billion         0.325         Incorporated
                                  > $4.99 billion          0.30
----------------------------------------------------------------------------------------------------------------------------------
MANAGED FIXED                   $0 - $499 million          0.45           Galliard               $0 - $500 million        0.10
INCOME PORTFOLIO      $500 million - $999 million          0.40            Capital     $500 million - $1.5 billion        0.05
                       $1 billion - $2.99 billion          0.35          Management                 > $1.5 billion        0.03
                       $3 billion - $4.99 billion         0.325         Incorporated
                                  > $4.99 billion          0.30

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                                                      Sub-Advisory
                                                      Advisory Fees                                                   Fees* (% of
                            Average Daily             (% of Average                           Average Daily          Average Daily
Portfolio                    Net Assets              Daily Net Assets)   Sub-Adviser            Net Assets            Net Assets)
----------------------------------------------------------------------------------------------------------------------------------
STABLE INCOME                   $0 - $499 million          0.45           Galliard               $0 - $500 million        0.10
PORTFOLIO             $500 million - $999 million          0.40            Capital     $500 million - $1.5 billion        0.05
                       $1 billion - $2.99 billion          0.35          Management                 > $1.5 billion        0.03
                       $3 billion - $4.99 billion         0.325         Incorporated
                                  > $4.99 billion          0.30
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                    $0 - $499 million          0.45             Wells               $0 - $400 million         0.15
BOND PORTFOLIO        $500 million - $999 million          0.40            Capital     $400 million - $800 million       0.125
                       $1 billion - $2.99 billion          0.35          Management                 > $800 million        0.10
                       $3 billion - $4.99 billion         0.325         Incorporated
                                  > $4.99 billion          0.30

      * At the April 2005 meeting, the Board of the Trust reapproved the sub-advisory agreements among Funds Trust, Funds Management and the respective sub-advisers, including the compensation payable to each sub-adviser for providing investment advisory services to certain of the Wells Fargo Funds. Effective January 1, 2006, the investment sub-adviser(s) will be entitled to to be paid a monthly fee at the following rates:

                                                                                           Sub-Advisory Fees
                                                                                             (% of Average
Fund                                        Sub-Adviser         Average Daily Net Assets   Daily Net Assets)
------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO   Wells Capital Management          $0 - $100 million          0.20
                                           Incorporated              $100 - $300 million         0.175
                                                                     $300 - $500 million          0.15
                                                                          > $500 million          0.10
------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO          Wells Capital Management          $0 - $100 million          0.20
                                           Incorporated              $100 - $300 million         0.175
                                                                     $300 - $500 million          0.15
                                                                          > $500 million          0.10

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                 (% of Average
Portfolio                                                      Daily Net Assets)
--------------------------------------------------------------------------------
ALL PORTFOLIOS                                                       0.02
--------------------------------------------------------------------------------

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services for the Income Master Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended November 30, 2005, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended November 30, 2005, were as follows:

Portfolio                                    Purchases at Cost    Sales Proceeds
--------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO           $     140,111,798   $     3,738,113
--------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO                     230,815,298       179,239,369
--------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO                            170,685,962       189,341,002
--------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO                      4,460,931,992     3,845,577,748

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in an identical capacity for each of the 138 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES****

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee,                    Associate Professor of                    None
63                        since 1987                  Finance, Wake Forest
                                                      University, Calloway School of
                                                      Business and Accountancy.
-------------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee,                    Chairman, CEO, and Co-Founder             None
63                        since 1998                  of Crystal Geyser Water
                          (Chairman, since 2005)      Company and President of
                                                      Crystal Geyser Roxane Water
                                                      Company.
-------------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987         Retired. Prior thereto,                   None
72                                                    President of Richard M. Leach
                                                      Associates (a financial
                                                      consulting firm).
-------------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996         Senior Counselor to the public            None
54                                                    relations firm of Himle-Horner
                                                      and Senior Fellow at the
                                                      Humphrey Institute,
                                                      Minneapolis, Minnesota (a
                                                      public policy organization).
-------------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996         Principal in the law firm of              None
65                                                    Willeke & Daniels.
-------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE**

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee,                    Private Investor/Real Estate              None
61                        since 1987                  Developer; Chairman of White
                                                      Point Capital, LLC.

OTHER INFORMATION (UNAUDITED)            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

OFFICERS

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE***        PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President,                  Executive Vice President of               None
46                        since 2003                  Wells Fargo Bank, N.A. and
                                                      President of Wells Fargo Funds
                                                      Management, LLC. Senior Vice
                                                      President and Chief
                                                      Administrative Officer of
                                                      Wells Fargo Funds Management,
                                                      LLC from 2001 to 2003. Vice
                                                      President of Wells Fargo Bank,
                                                      N.A. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer,                  Senior Vice President of Wells            None
36                        since 2003                  Fargo Bank, N.A. and Senior
                                                      Vice President of Operations
                                                      for Wells Fargo Funds
                                                      Management, LLC. Prior
                                                      thereto, Operations Manager at
                                                      Scudder Weisel Capital, LLC
                                                      from 2000 to 2001. Director of
                                                      Shareholder Services at BISYS
                                                      Fund Services from 1999 to
                                                      2000.
-------------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary,                  Vice President and Managing               None
45                        since 2000                  Senior Counsel of Wells Fargo
                                                      Bank, N.A. and Senior Vice
                                                      President and Secretary of
                                                      Wells Fargo Funds Management,
                                                      LLC. Vice President and Senior
                                                      Counsel of Wells Fargo Bank,
                                                      N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------------------

   * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222, or by visiting the Fund's Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

  ** As of November 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

 *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

**** Effective January 1, 2006, Olivia Mitchell joined Board of Trustees as a non-interested Trustee.

WELLS FARGO ADVANTAGE INCOME FUNDS                         LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depositary Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depositary Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Retail Investment
Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.

                           www.wellsfargo.com/advantagefunds     RT54724 01-06
                                                               SILD/SAR103 11-05

                                                             [LOGO]
                                                             WELLS   ADVANTAGE
                                                             FARGO   FUNDS

--------------------------------------------------------------------------------
                                NOVEMBER 30, 2005
--------------------------------------------------------------------------------
                               Semi-Annual Report
[PHOTO OMITTED]
--------------------------------------------------------------------------------

                  WELLS FARGO ADVANTAGE INCOME FUNDS

                  Wells Fargo Advantage Corporate Bond Fund

                  Wells Fargo Advantage Government Securities Fund

                  Wells Fargo Advantage High Income Fund

                  Wells Fargo Advantage Short-Term Bond Fund

                  Wells Fargo Advantage Short-Term High Yield Bond Fund

                  Wells Fargo Advantage Ultra Short-Term Income Fund

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Corporate Bond Fund ....................................................    2
   Government Securities Fund .............................................    4
   High Income Fund .......................................................    6
   Short-Term Bond Fund ...................................................    8
   Short-Term High Yield Bond Fund ........................................   10
   Ultra Short-Term Income Fund ...........................................   12
Fund Expenses .............................................................   14
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Corporate Bond Fund ....................................................   16
   Government Securities Fund .............................................   23
   High Income Fund .......................................................   32
   Short-Term Bond Fund ...................................................   38
   Short-Term High Yield Bond Fund ........................................   48
   Ultra Short-Term Income Fund ...........................................   52
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   62
   Statements of Operations ...............................................   64
   Statements of Changes in Net Assets ....................................   66
   Financial Highlights ...................................................   74
Notes to Financial Highlights .............................................   80
--------------------------------------------------------------------------------
Notes to Financial Statements .............................................   81
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................   89
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   94
--------------------------------------------------------------------------------

              ----------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
              ----------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed is your WELLS FARGO ADVANTAGE INCOME FUNDS semi-annual report for the period ended November 30, 2005. On the following pages, you will find a discussion of the Funds -- including the Fund managers' strategic outlook -- performance highlights, and information about the Funds' holdings.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      At the close of November, the economy showed signs of rebounding from the effects of the Gulf Coast hurricanes and resultant higher energy prices. Consumer confidence indices recovered much of the ground lost after the storms. Consumer spending (excluding autos) was better than expected in October, and holiday sales seemed to be outpacing last year's holiday sales. Employment growth appeared to be moderate.

      Despite higher energy costs, core inflation indices have remained surprisingly stable. Anecdotal reports suggest that companies are having more success in passing along cost increases to consumers, but so far those reports have not been substantiated by the key inflation indices. Nevertheless, higher inflation figures may emerge as 2005 comes to an end.

      Housing construction and sales of existing single-family homes slowed in October and may point to a softening in the housing boom. Some slackening from the recent feverish pace of sales and price increases is welcome, but since housing has been such an important contributor to U.S. economic expansion, a significant slowing could be a drag on continued economic growth. Higher mortgage rates may also contribute to a decline in housing activity.

BONDS: SEESAW STILL MOVING UP AND DOWN
--------------------------------------------------------------------------------

      Yields on most U.S. Treasury notes and bonds fell as the federal funds rate rose four times during the reporting period. Exceptional demand for U.S. Treasury securities from foreign investors and the tame core inflation data were two factors thought to be keeping bond yields low. At the end of the second quarter, the corporate sectors recovered enough to produce good returns. However, from July through September, bonds moved lower as evidenced by the benchmark Lehman Brothers U.S. Aggregate Bond Index1 of investment-grade, taxable bonds which suffered its second quarterly loss in 2005 and its worst setback in over a year. Higher quality and shorter duration asset-backed securities were the best-performing sectors during the third quarter and municipal bonds outperformed the taxable, investment-grade sector during the same time.

      November saw a slight rebound from third quarter declines. Lower-quality (BBB-rated) investment-grade corporate bonds benefited from signs of economic strength and increased tolerance for risk among investors. In addition, shorter-term, asset- and mortgage-backed securities were not affected by rising rates. However, long-term treasury issues trailed the S&P 500 Index for the six-month period ending November 30, 2005.

LOOKING AHEAD: LONG-TERM GROWTH?
--------------------------------------------------------------------------------

      As stock and bond investors seek to determine where inflation, interest rates, and corporate earnings are headed, we may see more unpredictable movements in the markets.

      That's one of the reasons we believe successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer Funds across every key category, each one guided by skillful, independent money managers -- our sub-advisers -- chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results, offers our investors the firm footing they need to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

(1) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers U.S. Government/Credit Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CORPORATE BOND FUND (the Fund) seeks current income while maintaining prospects for capital appreciation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   D. James Newton II, CFA, CPA           12/12/1985
   Janet S. Rilling, CFA, CPA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned (0.77)%(1) for the six-month period ending November 30, 2005, underperforming its broad-based benchmark, the Lehman Brothers U.S. Credit Bond Index(2), which returned (0.71)%, and the Lehman Brothers U.S. Aggregate Bond Index(3), which returned (0.48)% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT
MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Interest rates across the entire treasury curve rose during the period with short-term rates increasing more than long-term rates. The Fund's longer duration as compared to its broad-based benchmark, the Lehman Brothers U.S. Credit Bond Index, hurt performance, however the Fund's positioning along the yield curve proved beneficial.

      The Fund's holdings in the supermarket sector had a negative impact, as they were among the worst performing segments of the bond market. Specifically, the sector came under pressure after Albertson's Inc., a food and drug store chain, became the subject of leveraged buyout rumors, which would have significantly increased debt on the company's balance sheet.

      Solid earnings reports and ongoing balance sheet strength supported the market during the six-month period. Investment-grade companies continued to generate strong cash flows during the period and cash balances approached historically high levels. This strength, however, also posed some of the biggest risks. Cash-rich companies with poor equity performance increasingly became targets for shareholder-friendly activities such as stock repurchases, dividend increases, and leveraged buyouts. While some of these actions had a benign impact on credit quality, other activities had significant negative consequences for bondholders.

      Despite these shareholder-friendly actions during the period, lower quality, investment-grade debt modestly outperformed higher quality debt during the period and corporate bonds outperformed treasury securities of similar duration. Our focus on medium quality corporate debt had a positive impact on performance.

      Our holdings in the bank and finance sectors helped performance. Corporate bonds in the financial sector did well due to the fact that they are generally not attractive candidates for leveraging activity.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      While our duration throughout the reporting period was longer than the broad-based benchmark, we did reduce the Fund's duration by approximately one-half year in October. After this duration adjustment, however, we maintained yield curve positioning that would benefit from "yield curve flattening." Specifically, we were overweighted in longer duration securities compared to the benchmark and underweighted in shorter duration securities. This yield curve strategy proved helpful during the period.

      In addition, we reduced the percentage of the portfolio's holdings in BBB-rated bonds and increased its holdings in A-rated and higher rated bonds. While we believe that credit quality in aggregate will remain strong, we also believe we are past the peak in the credit cycle. This improvement in quality is a slightly more defensive posture than we had maintained earlier in the year.

      Also of note, the Fund invested in fixed-income derivative securities -- primarily exchange-traded U.S. Treasury futures contracts and exchange-traded Eurodollar futures contracts -- to help manage the portfolio's duration.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the economy will continue to provide a solid backdrop for investment-grade companies, allowing them to maintain their balance sheet strength and earnings growth. We also think the demand for corporate bonds will remain firm. Our biggest concern is that the trend of companies using leverage in order to bolster returns for their shareholders continues or accelerates. We will closely monitor this trend, though we expect the negative impact will be more company specific rather than affecting the market as a whole.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

The views expressed are as of November 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE CORPORATE BOND FUND.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                                           6-Month*    1-Year   5-Year   10-Year
--------------------------------------------------------------------------------------------------------------------------------
   Corporate Bond Fund - Advisor Class (Incept. Date 08/31/1999)                            (0.66)      1.94     5.36      5.83
--------------------------------------------------------------------------------------------------------------------------------
   Corporate Bond Fund - Institutional Class (Incept. Date 08/31/1999)                      (0.37)      2.46     5.95      6.29
--------------------------------------------------------------------------------------------------------------------------------
   Corporate Bond Fund - Investor Class (Incept. Date 12/12/1985)                           (0.77)      1.83     5.46      6.00
--------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
--------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Credit Bond Index(2)                                             (0.71)      2.28     7.32      6.53
--------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Aggregate Bond Index(3)                                          (0.48)      2.40     6.06      6.21
--------------------------------------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

   Portfolio Turnover                                                        86%
--------------------------------------------------------------------------------
   Average Credit Quality(5)                                               Baa1
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 6.30%
--------------------------------------------------------------------------------
   Estimated Average Duration                                         5.80 years
--------------------------------------------------------------------------------
   Net Asset Value (NAV) (Adv, Inst, Inv Class)          $10.27, $10.27, $10.27
--------------------------------------------------------------------------------
   Distribution Rate(6) (Adv, Inst, Inv Class)               4.73%, 5.12%, 4.70%
--------------------------------------------------------------------------------
   30-Day SEC Yield(7) (Adv, Inst, Inv Class)                4.88%, 5.27%, 4.85%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Collateralized Mortgage Securities                                         (1%)
Corporate Bonds                                                           (90%)
Foreign Government Bonds                                                   (2%)
Municipal Bonds                                                            (1%)
U.S. Treasury Bonds                                                        (4%)
U.S. Treasury Notes                                                        (2%)

GROWTH OF $10,000 INVESTMENT(8) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Wells Fargo Advantage     Lehman Brothers
               Corporate Bond Fund -    U.S. Aggregate      Lehman Brothers
                 Investor Class           Bond Index       U.S. Credit Index
              ----------------------    ---------------    -----------------
11/30/1995            10000                 10,000             10,000
12/31/1995            10263                 10,140             10,165
 1/31/1996            10331                 10,208             10,230
 2/29/1996            10098                 10,030              9,987
 3/31/1996            10026                  9,961              9,902
 4/30/1996             9962                  9,905              9,820
 5/31/1996             9947                  9,884              9,803
 6/30/1996            10053                 10,017              9,947
 7/31/1996            10130                 10,045              9,966
 8/31/1996            10151                 10,028              9,935
 9/30/1996            10359                 10,202             10,146
10/31/1996            10631                 10,429             10,423
11/30/1996            10895                 10,607             10,646
12/31/1996            10830                 10,509             10,499
 1/31/1997            10923                 10,541             10,513
 2/28/1997            11017                 10,567             10,557
 3/31/1997            10828                 10,450             10,393
 4/30/1997            10973                 10,606             10,551
 5/31/1997            11130                 10,707             10,670
 6/30/1997            11308                 10,834             10,821
 7/31/1997            11725                 11,126             11,217
 8/31/1997            11598                 11,031             11,051
 9/30/1997            11779                 11,194             11,245
10/31/1997            11854                 11,356             11,387
11/30/1997            11945                 11,408             11,452
12/31/1997            12117                 11,523             11,573
 1/31/1998            12304                 11,671             11,710
 2/28/1998            12297                 11,662             11,706
 3/31/1998            12340                 11,702             11,750
 4/30/1998            12407                 11,763             11,824
 5/31/1998            12608                 11,875             11,964
 6/30/1998            12731                 11,976             12,053
 7/31/1998            12724                 12,001             12,041
 8/31/1998            12717                 12,196             12,098
 9/30/1998            12937                 12,482             12,490
10/31/1998            12665                 12,416             12,297
11/30/1998            12879                 12,486             12,529
12/31/1998            12995                 12,524             12,565
 1/31/1999            13172                 12,613             12,689
 2/28/1999            12898                 12,393             12,388
 3/31/1999            13049                 12,462             12,476
 4/30/1999            13132                 12,501             12,512
 5/31/1999            12925                 12,392             12,345
 6/30/1999            12849                 12,352             12,281
 7/31/1999            12850                 12,300             12,213
 8/31/1999            12766                 12,294             12,183
 9/30/1999            12893                 12,436             12,315
10/31/1999            12941                 12,482             12,372
11/30/1999            12974                 12,481             12,385
12/31/1999            12966                 12,421             12,320
 1/31/2000            12964                 12,380             12,276
 2/29/2000            13113                 12,530             12,390
 3/31/2000            13179                 12,695             12,496
 4/30/2000            13047                 12,659             12,386
 5/31/2000            12896                 12,653             12,340
 6/30/2000            13351                 12,916             12,650
 7/31/2000            13526                 13,034             12,803
 8/31/2000            13697                 13,223             12,969
 9/30/2000            13718                 13,306             13,038
10/31/2000            13683                 13,394             13,050
11/30/2000            13725                 13,614             13,220
12/31/2000            13988                 13,867             13,476
 1/31/2001            14457                 14,094             13,845
 2/28/2001            14601                 14,217             13,966
 3/31/2001            14689                 14,288             14,052
 4/30/2001            14676                 14,228             14,001
 5/31/2001            14816                 14,313             14,130
 6/30/2001            14793                 14,368             14,201
 7/31/2001            15239                 14,690             14,572
 8/31/2001            15318                 14,858             14,768
 9/30/2001            14963                 15,032             14,746
10/31/2001            15201                 15,347             15,112
11/30/2001            15074                 15,135             14,980
12/31/2001            14944                 15,038             14,878
 1/31/2002            14852                 15,160             15,004
 2/28/2002            14797                 15,307             15,117
 3/31/2002            14493                 15,053             14,838
 4/30/2002            14517                 15,345             15,044
 5/31/2002            14606                 15,475             15,244
 6/30/2002            14347                 15,609             15,268
 7/31/2002            13882                 15,797             15,260
 8/31/2002            14288                 16,064             15,656
 9/30/2002            14471                 16,324             15,953
10/31/2002            14333                 16,250             15,768
11/30/2002            14659                 16,246             15,973
12/31/2002            15151                 16,581             16,444
 1/31/2003            15222                 16,595             16,497
 2/28/2003            15590                 16,825             16,827
 3/31/2003            15700                 16,812             16,839
 4/30/2003            16073                 16,951             17,150
 5/31/2003            16621                 17,266             17,692
 6/30/2003            16608                 17,231             17,648
 7/31/2003            15852                 16,652             16,895
 8/31/2003            16020                 16,762             17,028
 9/30/2003            16634                 17,207             17,623
10/31/2003            16483                 17,046             17,435
11/30/2003            16614                 17,087             17,515
12/31/2003            16892                 17,261             17,710
 1/31/2004            17088                 17,400             17,889
 2/29/2004            17261                 17,588             18,114
 3/31/2004            17411                 17,720             18,289
 4/30/2004            16835                 17,260             17,713
 5/31/2004            16671                 17,191             17,589
 6/30/2004            16754                 17,289             17,663
 7/31/2004            16987                 17,460             17,881
 8/31/2004            17380                 17,793             18,303
 9/30/2004            17494                 17,841             18,405
10/31/2004            17700                 17,991             18,584
11/30/2004            17585                 17,847             18,397
12/31/2004            17874                 18,011             18,638
 1/31/2005            18038                 18,125             18,785
 2/28/2005            17966                 18,018             18,675
 3/31/2005            17648                 17,926             18,442
 4/30/2005            17806                 18,168             18,689
 5/31/2005            18046                 18,364             18,951
 6/30/2005            18215                 18,465             19,102
 7/31/2005            18097                 18,297             18,910
 8/31/2005            18356                 18,531             19,197
 9/30/2005            18011                 18,341             18,910
10/31/2005            17804                 18,196             18,703
11/30/2005            17908                 18,276             18,817

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30,2007, to waive fees and/ or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. These operating expense reductions can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Advisor Class, Institutional Class and Investor Class shares of the WELLS FARGO ADVANTAGE CORPORATE BOND FUND for periods prior to April 11, 2005, reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Corporate Bond Fund, its predecessor fund. Performance shown for the Advisor Class shares of the Fund for periods prior to August 31, 1999, reflects the performance of the predecessor fund's Investor Class shares, adjusted to reflect expenses of the Advisor Class. Performance shown for the Institutional Class shares of the Fund for periods prior to August 31, 1999, reflects the performance of the predecessor fund's Investor Class shares, and has not been adjusted for the lower expenses of the Institutional Class.

(2) The Lehman Brothers U.S. Credit Bond Index contains publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an Index.

(3) The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers U.S. Government/Credit Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an Index.

(4)   Fund characteristics and portfolio allocation are subject to change.

(5) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(8) The chart compares the performance of the WELLS FARGO ADVANTAGE CORPORATE BOND FUND Investor Class for the most recent ten years with the Lehman Brothers U.S. Credit Index and the Lehman Brothers U.S. Aggregate Bond Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (the Fund) seeks current income.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Michael J. Bray, CFA                   10/29/1986
   W. Frank Koster
   Jay N. Mueller, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned (0.49)%(1) for the six-month period ending November 30, 2005, underperforming its benchmark, the Lehman Brothers U.S. Aggregate Excluding Credit Bond Index(2) which returned (0.41)%, and its comparison broad based benchmark, the Lehman Brothers Intermediate U.S. Government Bond Index(3), which returned (0.21)%, and the Lehman Brothers U.S. Aggregate Bond Index(4), which returned (0.48)%, for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT
MONTH-END    PERFORMANCE    IS    AVAILABLE    ON   THE    FUNDS'    WEB    SITE
- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Interest rates rose significantly during the six-month period under review, particularly for bonds with short-to-intermediate maturities. The yield of the three-year U.S. Treasury Note rose approximately 0.75% and ended at 4.39%, near the high point of the range over the last five years. The ten-year Treasury Note yield climbed by 0.50%, while the longest term Treasury Bond -- due in 2031 -- rose in yield by about 0.37% to 5.38%.

      The driving force behind the rise in rates was the Federal Reserve's (the
Fed) ongoing policy of tightening credit. The Fed increased its target rate for overnight lending four times during the last six months for a cumulative hike of 1.00%. Robust economic growth -- despite hurricane-related disruptions and worries about the potential inflationary impact of higher energy prices -- kept the Fed in tightening mode.

      In the context of a weak market for bonds, the mortgage-backed securities
(MBS) sector lagged behind Treasuries as it responded to fears of slower homeowner refinancing activity, which can increase the effective duration of the most typical MBS structures. The Fund maintained a significant allocation in the MBS sector, a longstanding strategy which we believe adds value over the long term.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      For most of the last two years we have positioned the Fund with a shorter duration than the Lehman Brothers U.S. Aggregate Bond Index and have emphasized longer maturity securities over shorter issues. These strategies have been based on the belief that the Fed would continue to increase short-term rate targets while long-term rates would increase to a lesser degree. While these strategic positions were scaled back during the last six months, they were not eliminated. By the end of the period the Fund's duration was slightly shorter than the Lehman Brothers U.S. Aggregate Bond Index. The Fund was still modestly biased toward a flatter yield curve. These changes were made because our expectations for both the level of rates and the slope of the yield curve had largely been met.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the course of monetary tightening that begun in 2004 is now in its late stages. Unless core measures of inflation begin to rise materially, we believe the Fed is likely to cease raising its rate targets in the first half of 2006. Given our expectation of continued firm economic growth, rates could well trade within a fairly narrow range in coming quarters. In such an environment, the opportunities to add incremental return are more likely to come from exploiting relative value discrepancies across and within sectors rather than through positioning for significant changes in the general level of interest rates or the slope of the yield curve.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES AND NOT TO SHARES OF THE FUND. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. These operating expense reductions can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class C, Advisor Class, Institutional Class and Investor Class shares of the WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND for periods prior to April 11, 2005, reflects the performance of the Class C, Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Government Securities Fund, its predecessor fund. Performance shown for the Class C shares of the Fund for periods prior to December 26, 2002, reflects the performance of the predecessor fund's Investor Class shares, adjusted to reflect the Class C shares sales charges and expenses. Performance shown for the Administrator Class shares reflects the performance of the predecessor fund's Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Investor Class shares annual returns are substantially similar to what the Administrator Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent the Classes do not have the same expenses. Performance shown for the Advisor Class shares of the Fund for periods prior to August 31, 1999, reflects the performance of the predecessor fund's Investor Class shares, adjusted to reflect the expenses of the Advisor Class. Performance shown for the Institutional Class shares of the Fund for periods prior to August 31, 1999, reflects the performance of the predecessor fund's Investor Class shares, and has not been adjusted for the lower expenses of the Institutional Class.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                           Including Sales Charge                  Excluding Sales Charge
                                                    ------------------------------------   -------------------------------------
                                                    6-Month*   1-Year   5-Year   10-Year   6-Month*    1-Year   5-Year   10-Year
--------------------------------------------------------------------------------------------------------------------------------
   Government Securities Fund - Class C
      (Incept. Date 12/26/2002)                      (1.91)     0.02     4.57      4.67     (0.91)      1.02     4.57      4.67
--------------------------------------------------------------------------------------------------------------------------------
   Government Securities Fund - Administrator
      Class (Incept. Date 04/11/2005)                                                       (0.41)      2.30     5.90      5.94
--------------------------------------------------------------------------------------------------------------------------------
   Government Securities Fund - Advisor Class
      (Incept. Date 08/31/1999)                                                             (0.54)      2.03     5.50      5.55
--------------------------------------------------------------------------------------------------------------------------------
   Government Securities Fund - Institutional
      Class (Incept. Date 08/31/1999)                                                       (0.40)      2.44     6.13      6.09
--------------------------------------------------------------------------------------------------------------------------------
   Government Securities Fund - Investor Class
      (Incept. Date 10/29/1986)                                                             (0.49)      2.10     5.67      5.78
--------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
--------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Aggregate Excluding
        Credit Bond Index(2)                                                                (0.41)      2.44      N/A       N/A
--------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Intermediate U.S. Government
        Bond Index(3)                                                                       (0.21)      1.62     5.06      5.54
--------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Aggregate Bond Index(4)                                          (0.48)      2.40     6.06      6.21
--------------------------------------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(5) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

   Portfolio Turnover                                                       102%
--------------------------------------------------------------------------------
   Average Credit Quality(6)                                                 Aaa
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 5.89%
--------------------------------------------------------------------------------
   Estimated Average Duration                                         4.11 years
--------------------------------------------------------------------------------
   Net Asset Value (NAV) (Class C, Admin, Adv, Inst, Inv Class)
                                          $10.47, $10.47, $10.47, $10.46, $10.48
--------------------------------------------------------------------------------

FUND CHARACTERISTICS(5) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

   Distribution Rate(7) (Class C, Admin, Adv, Inst, Inv Class)
                                               3.87%, 4.86%, 4.62%, 5.09%, 4.56%
--------------------------------------------------------------------------------
   30-Day SEC Yield(8) (Class C, Admin, Adv, Inst, Inv Class)
                                               3.39%, 4.39%, 4.14%, 4.61%, 4.09%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(5) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Management                                                            (4%)
Asset-Backed Securities                                                    (3%)
Collateralized Mortgage Securities                                        (25%)
U.S. Government Agencies                                                  (47%)
Corporate Bonds                                                            (3%)
Municipal Bonds                                                            (1%)
U.S. Treasury Bonds                                                       (11%)
U.S. Treasury Notes                                                        (6%)

GROWTH OF $10,000 INVESTMENT(9) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                 Lehman Brothers
                 Wells Fargo Advantage       Lehman Brothers      Intermediate
              Government Securities Fund -   U.S. Aggregate      U.S. Government
                     Investor Class            Bond Index           Bond Index
              ----------------------------   --------------      ---------------
11/30/1995               10000                  10,000               10,000
12/31/1995               10161                  10,140               10,099
 1/31/1996               10208                  10,208               10,184
 2/29/1996                9998                  10,030               10,076
 3/31/1996                9939                  9,961                10,030
 4/30/1996                9874                  9,905                10,001
 5/31/1996                9821                  9,884                9,996
 6/30/1996                9897                  10,017               10,097
 7/31/1996                9937                  10,045               10,129
 8/31/1996                9933                  10,028               10,140
 9/30/1996               10084                  10,202               10,271
10/31/1996               10304                  10,429               10,440
11/30/1996               10513                  10,607               10,566
12/31/1996               10448                  10,509               10,509
 1/31/1997               10497                  10,541               10,549
 2/28/1997               10539                  10,567               10,566
 3/31/1997               10431                  10,450               10,506
 4/30/1997               10540                  10,606               10,625
 5/31/1997               10625                  10,707               10,708
 6/30/1997               10750                  10,834               10,799
 7/31/1997               11051                  11,126               10,998
 8/31/1997               10961                  11,031               10,956
 9/30/1997               11116                  11,194               11,075
10/31/1997               11236                  11,356               11,204
11/30/1997               11285                  11,408               11,229
12/31/1997               11393                  11,523               11,320
 1/31/1998               11548                  11,671               11,468
 2/28/1998               11536                  11,662               11,456
 3/31/1998               11562                  11,702               11,492
 4/30/1998               11624                  11,763               11,547
 5/31/1998               11732                  11,875               11,626
 6/30/1998               11839                  11,976               11,704
 7/31/1998               11855                  12,001               11,749
 8/31/1998               12070                  12,196               11,972
 9/30/1998               12331                  12,482               12,251
10/31/1998               12253                  12,416               12,271
11/30/1998               12285                  12,486               12,233
12/31/1998               12320                  12,524               12,281
 1/31/1999               12401                  12,613               12,336
 2/28/1999               12175                  12,393               12,167
 3/31/1999               12254                  12,462               12,247
 4/30/1999               12284                  12,501               12,281
 5/31/1999               12183                  12,392               12,205
 6/30/1999               12158                  12,352               12,223
 7/31/1999               12131                  12,300               12,225
 8/31/1999               12106                  12,294               12,242
 9/30/1999               12226                  12,436               12,347
10/31/1999               12247                  12,482               12,371
11/30/1999               12230                  12,481               12,380
12/31/1999               12186                  12,421               12,341
 1/31/2000               12168                  12,380               12,300
 2/29/2000               12304                  12,530               12,401
 3/31/2000               12455                  12,695               12,543
 4/30/2000               12426                  12,659               12,538
 5/31/2000               12403                  12,653               12,571
 6/30/2000               12640                  12,916               12,771
 7/31/2000               12747                  13,034               12,856
 8/31/2000               12910                  13,223               13,000
 9/30/2000               12995                  13,306               13,113
10/31/2000               13102                  13,394               13,203
11/30/2000               13320                  13,614               13,397
12/31/2000               13566                  13,867               13,633
 1/31/2001               13769                  14,094               13,814
 2/28/2001               13893                  14,217               13,941
 3/31/2001               13973                  14,288               14,042
 4/30/2001               13890                  14,228               13,997
 5/31/2001               13964                  14,313               14,054
 6/30/2001               14012                  14,368               14,099
 7/31/2001               14320                  14,690               14,363
 8/31/2001               14490                  14,858               14,491
 9/30/2001               14713                  15,032               14,799
10/31/2001               15052                  15,347               15,030
11/30/2001               14834                  15,135               14,851
12/31/2001               14753                  15,038               14,780
 1/31/2002               14837                  15,160               14,844
 2/28/2002               14974                  15,307               14,965
 3/31/2002               14686                  15,053               14,739
 4/30/2002               15019                  15,345               15,015
 5/31/2002               15139                  15,475               15,120
 6/30/2002               15305                  15,609               15,309
 7/31/2002               15611                  15,797               15,598
 8/31/2002               15865                  16,064               15,776
 9/30/2002               16166                  16,324               16,047
10/31/2002               16101                  16,250               16,036
11/30/2002               15992                  16,246               15,909
12/31/2002               16295                  16,581               16,203
 1/31/2003               16298                  16,595               16,167
 2/28/2003               16513                  16,825               16,350
 3/31/2003               16494                  16,812               16,353
 4/30/2003               16580                  16,951               16,399
 5/31/2003               16906                  17,266               16,657
 6/30/2003               16828                  17,231               16,630
 7/31/2003               16260                  16,652               16,226
 8/31/2003               16349                  16,762               16,255
 9/30/2003               16778                  17,207               16,608
10/31/2003               16582                  17,046               16,445
11/30/2003               16593                  17,087               16,447
12/31/2003               16752                  17,261               16,575
 1/31/2004               16886                  17,400               16,665
 2/29/2004               17082                  17,588               16,823
 3/31/2004               17209                  17,720               16,941
 4/30/2004               16718                  17,260               16,561
 5/31/2004               16651                  17,191               16,508
 6/30/2004               16730                  17,289               16,549
 7/31/2004               16859                  17,460               16,669
 8/31/2004               17156                  17,793               16,915
 9/30/2004               17220                  17,841               16,922
10/31/2004               17307                  17,991               17,025
11/30/2004               17185                  17,847               16,867
12/31/2004               17304                  18,011               16,958
 1/31/2005               17401                  18,125               16,980
 2/28/2005               17311                  18,018               16,885
 3/31/2005               17269                  17,926               16,843
 4/30/2005               17492                  18,168               17,040
 5/31/2005               17632                  18,364               17,176
 6/30/2005               17723                  18,465               17,233
 7/31/2005               17577                  18,297               17,086
 8/31/2005               17761                  18,531               17,276
 9/30/2005               17612                  18,341               17,143
10/31/2005               17481                  18,196               17,071
11/30/2005               17546                  18,276               17,141

--------------------------------------------------------------------------------

(2) The Lehman Brothers U.S. Aggregate Excluding-Credit Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. This Index has an inception date of May 1, 2001. You cannot invest directly in an Index.

(3) The Lehman Brothers Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an Index.

(4) The Lehman Brothers U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. You cannot invest directly in an Index.

(5)   Fund characteristics and portfolio allocation are subject to change.

(6) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(7) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(8) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(9) The chart compares the performance of the WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND Investor Class shares for the most recent ten years with the Lehman Brothers Intermediate U.S. Government Bond Index and the Lehman Brothers U.S. Aggregate Bond Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE HIGH INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE HIGH INCOME FUND (the Fund) seeks total return with a high level of current income.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           INCEPTION DATE
   Thomas M. Price, CFA                   12/28/1995

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 3.45%(1) for the six-month period ended November 30, 2005, outperforming its benchmark, the Lehman Brothers U.S. Corporate High Yield Bond Index(2), which returned 3.16%.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT
MONTH-END    PERFORMANCE    IS    AVAILABLE    ON   THE    FUNDS'    WEB    SITE
- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE.
PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Economic growth was strong during the period with annualized Gross Domestic Product growth of 3.3% in the second quarter and 4.3% in the third quarter. The third quarter growth rate was better than expected with higher energy prices having a smaller negative impact than had been predicted. With good growth indicators and inflation, asset classes with greater risk (but the potential for better returns), such as those in which the Fund invests, performed well. Spreads between the high yield benchmark and Treasuries narrowed approximately 30 basis points for our benchmark, the Lehman Brothers U.S. Corporate High Yield Bond Index, and B-rated and CCC-rated bonds outperformed higher quality, BB-rated bonds. Unfortunately, with stronger economic data and further tightening by the Federal Reserve (the Fed), the 10-year Treasury yield increased from 3.98% to 4.49% during the period. The increasing Treasury rate offset the spread improvement in the high yield market, resulting in a flat share price.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We did not make any major changes to overall portfolio positioning during the period. We continued to be overweighted in B-rated securities and underweighted in BB-rated securities relative to the benchmark, while positioning the portfolio for higher interest rates. These decisions contributed positively to performance.

      Entering the period, our largest position was a 3.3% position in Qwest with 1.7% held in 13.5% and 14.0% coupon securities. Our view was that the company would look to retire this debt given the high coupon levels, which did occur during the period providing good returns for the Fund. By the end of the reporting period, Qwest represented 1.7% of the portfolio.

      We have owned Paxson Communications 12.25% Notes since 2002. Paxson owns 60 TV stations -- reaching 83% of TV households -- and despite poor operating performance, we remained convinced that the value of the company's assets was worth significantly more than the value of their debt. NBC, already involved with Paxson, purchased an option in November to acquire a controlling stake. Our investment in Paxson returned 11.2% during the period.

      General Motors (GM) entered the high-yield market in May after being downgraded by Standard and Poor's. GM is now the largest issuer in the high-yield market and represents the largest issuer in the Fund with a position size of 2.8% of the Fund's holdings. We remain concerned with the direction of GM's auto operations and do not own any bonds issued by the auto company. However, we are comfortable with the bonds issued by General Motors Acceptance Corporation (GMAC), GM's higher-rated finance subsidiary. GM's management has announced its intent to sell a controlling stake in GMAC. If successful, GMAC will likely return to investment grade and our holdings may appreciate.

      Unfortunately, not every investment performed as expected. We owned three homebuilding companies during the period, believing that given their financial strength, they would be upgraded to investment grade prior to the slowdown of the housing market. DR Horton was upgraded during the period, but KB Home and Hovnanian were not. KB Home declined close to 3 points and Hovnanian declined almost 7 points during the six-month period. Although it looks like the housing market might be starting to cool, the high-yield market is already anticipating the slowdown. We currently plan to continue to hold KB Home and Hovnanian as we believe the holdings offer attractive returns at current prices.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Given the current strength of the economy and interest rates in the high-yield market, we believe that the high-yield market can potentially provide annualized returns in the mid-single digits through 2006. The primary factors that could negatively impact our forecast are meaningfully higher 5- and 10-year Treasury rates and a slowdown in consumer spending. We will continue to carefully select individual securities while slowly shifting the portfolio toward higher quality holdings.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE HIGH INCOME FUND.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                                      6-Month*   1-Year   5-Year    Life of Fund
--------------------------------------------------------------------------------------------------------------------------------
   High Income Fund - Advisor Class (Incept. Date 02/29/2000)                           3.43      3.54     6.00         6.93
--------------------------------------------------------------------------------------------------------------------------------
   High Income Fund - Institutional Class (Incept. Date 07/31/2001)                     3.67      4.11     6.76         7.47
--------------------------------------------------------------------------------------------------------------------------------
   High Income Fund - Investor Class (Incept. Date 12/28/1995)                          3.45      3.76     6.22         7.19
--------------------------------------------------------------------------------------------------------------------------------
   Benchmark
--------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Corporate High Yield Bond Index(2)                           3.16      3.76     8.83         6.12
--------------------------------------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

   Portfolio Turnover                                                        44%
--------------------------------------------------------------------------------
   Average Credit Quality(4)                                                  B2
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 8.17%
--------------------------------------------------------------------------------
   Estimated Average Duration                                         3.89 years
--------------------------------------------------------------------------------
   Net Asset Value (NAV) (Adv, Inst, Inv Class)              $7.63, $7.69, $7.66
--------------------------------------------------------------------------------
   Distribution Rate(5) (Adv, Inst, Inv Class)               6.81%, 7.24%, 6.81%
--------------------------------------------------------------------------------
   30-Day SEC Yield(6) (Adv, Inst, Inv Class)                6.99%, 7.43%, 6.99%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Corporate Bond                                                            (86%)
Foreign Corporate Bonds                                                    (5%)
Term Loans                                                                 (6%)
Cash Management                                                            (3%)

GROWTH OF $10,000 INVESTMENT(7) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Wells Fargo Advantage
                       High Income Fund -           Lehman Brothers U.S.
                         Investor Class              High Yield Index
                     ---------------------          --------------------
12/28/1995                   10000                        10,000
12/31/1995                   10031                        10,148
 1/31/1996                   10444                        10,362
 2/29/1996                   10767                        10,411
 3/31/1996                   10850                        10,409
 4/30/1996                   11001                        10,487
 5/31/1996                   11271                        10,568
 6/30/1996                   11425                        10,624
 7/31/1996                   11496                        10,698
 8/31/1996                   11681                        10,857
 9/30/1996                   12076                        11,125
10/31/1996                   12166                        11,169
11/30/1996                   12447                        11,359
12/31/1996                   12723                        11,526
 1/31/1997                   12944                        11,639
 2/28/1997                   13216                        11,852
 3/31/1997                   12917                        11,667
 4/30/1997                   13049                        11,775
 5/31/1997                   13379                        12,047
 6/30/1997                   13605                        12,219
 7/31/1997                   13954                        12,556
 8/31/1997                   14018                        12,556
 9/30/1997                   14358                        12,784
10/31/1997                   14274                        12,764
11/30/1997                   14482                        12,897
12/31/1997                   14754                        12,990
 1/31/1998                   15100                        13,264
 2/28/1998                   15202                        13,351
 3/31/1998                   15406                        13,493
 4/30/1998                   15471                        13,538
 5/31/1998                   15577                        13,556
 6/30/1998                   15648                        13,586
 7/31/1998                   15812                        13,665
 8/31/1998                   14779                        12,814
 9/30/1998                   14816                        12,808
10/31/1998                   14399                        12,566
11/30/1998                   15258                        13,216
12/31/1998                   15206                        13,156
 1/31/1999                   15569                        13,347
 2/28/1999                   15485                        13,293
 3/31/1999                   15757                        13,413
 4/30/1999                   16104                        13,680
 5/31/1999                   15855                        13,449
 6/30/1999                   15876                        13,431
 7/31/1999                   15890                        13,459
 8/31/1999                   15833                        13,301
 9/30/1999                   15734                        13,200
10/31/1999                   15804                        13,126
11/30/1999                   16068                        13,354
12/31/1999                   16394                        13,516
 1/31/2000                   16429                        13,418
 2/29/2000                   16637                        13,425
 3/31/2000                   16158                        13,079
 4/30/2000                   16238                        13,121
 5/31/2000                   16125                        12,977
 6/30/2000                   16510                        13,273
 7/31/2000                   16548                        13,296
 8/31/2000                   16738                        13,357
 9/30/2000                   16631                        13,195
10/31/2000                   16110                        12,695
11/30/2000                   14733                        11,977
12/31/2000                   15234                        12,275
 1/31/2001                   16812                        13,407
 2/28/2001                   16856                        13,537
 3/31/2001                   16247                        13,041
 4/30/2001                   16068                        12,758
 5/31/2001                   16137                        12,939
 6/30/2001                   15431                        12,435
 7/31/2001                   15521                        12,582
 8/31/2001                   15589                        12,684
 9/30/2001                   14225                        11,817
10/31/2001                   14491                        12,227
11/30/2001                   15144                        12,708
12/31/2001                   15126                        12,610
 1/31/2002                   15330                        12,740
 2/28/2002                   14998                        12,587
 3/31/2002                   15163                        12,828
 4/30/2002                   15151                        12,908
 5/31/2002                   14849                        12,814
 6/30/2002                   13807                        12,017
 7/31/2002                   13206                        11,646
 8/31/2002                   13307                        12,218
 9/30/2002                   13188                        11,978
10/31/2002                   13166                        11,739
11/30/2002                   13986                        12,647
12/31/2002                   14119                        12,745
 1/31/2003                   14406                        13,098
 2/28/2003                   14679                        13,255
 3/31/2003                   15055                        13,674
 4/30/2003                   15735                        14,434
 5/31/2003                   15768                        14,455
 6/30/2003                   16237                        14,886
 7/31/2003                   16073                        14,754
 8/31/2003                   16238                        14,922
 9/30/2003                   16643                        15,231
10/31/2003                   16925                        15,555
11/30/2003                   17185                        15,767
12/31/2003                   17616                        16,135
 1/31/2004                   17879                        16,389
 2/29/2004                   17809                        16,323
 3/31/2004                   17945                        16,452
 4/30/2004                   17961                        16,407
 5/31/2004                   17710                        16,110
 6/30/2004                   17910                        16,337
 7/31/2004                   18188                        16,565
 8/31/2004                   18433                        16,899
 9/30/2004                   18677                        17,123
10/31/2004                   19001                        17,437
11/30/2004                   19201                        17,620
12/31/2004                   19417                        17,806
 1/31/2005                   19445                        17,759
 2/28/2005                   19690                        18,072
 3/31/2005                   19208                        17,560
 4/30/2005                   19020                        17,403
 5/31/2005                   19258                        17,723
 6/30/2005                   19515                        17,994
 7/31/2005                   19778                        18,289
 8/31/2005                   19866                        18,337
 9/30/2005                   19773                        18,218
10/31/2005                   19682                        18,078
11/30/2005                   19922                        18,283

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. These operating expense reductions can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Advisor Class, Institutional Class and Investor Class shares of the WELLS FARGO ADVANTAGE HIGH INCOME FUND for periods prior to April 11, 2005, reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong High-Yield Bond Fund, its predecessor fund. Performance shown for the Advisor Class shares of the Fund for periods prior to February 29, 2000, reflects the performance of the predecessor fund's Investor Class shares, adjusted to reflect expenses of the Advisor Class. Performance shown for the Institutional Class shares of the Fund for periods prior to July 31, 2001, reflects the performance of the predecessor fund's Investor Class shares and has not been adjusted for the lower expenses of the Institutional Class.

(2) Lehman Brothers U.S. Corporate High Yield Bond Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets e.g., Argentina, Brazil,Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. You cannot invest directly in an Index.

(3)   Fund characteristics and portfolio allocation are subject to change.

(4) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE HIGH INCOME FUND Investor Class for the life of the Fund with the Lehman Brothers U.S. Corporate High Yield Bond Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND (the Fund) seeks current income consistent with capital preservation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Janet S. Rilling, CFA, CPA             08/31/1987
   Jay N. Mueller, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 1.02% for the six-month period ending November 30, 2005, outperforming its benchmark, the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index(2), which returned 0.64% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT
MONTH-END    PERFORMANCE    IS    AVAILABLE    AT   THE    FUNDS'    WEB    SITE
- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Interest rates rose significantly during the six-month period, particularly for bonds with short-to-intermediate maturity. The yield of the three-year U.S. Treasury Note rose approximately 0.75% to end the period at 4.39%, near the high point of the range over the last five years. The ten-year Treasury Note yield climbed by 0.50%.

      The driving force behind the rise was the Federal Reserve's (the Fed) ongoing policy of tightening credit. The Fed increased its target rate for overnight lending four times during the last six months for a cumulative hike of 1.00%. Robust economic growth -- despite hurricane-related disruptions and worries about the potential inflationary impact of higher energy prices -- kept the Fed in tightening mode. The Fund maintained a shorter duration (sensitivity to general interest rate movements) than that of the benchmark mitigating a portion of the impact of higher rates.

      The yield premium or spread of corporate bonds relative to Treasuries tended to increase over this time frame, causing corporate debt prices to lag. This price underperformance was largely offset by the higher initial yield provided by corporate bonds.

      The same did not hold true in the mortgage-backed securities (MBS) sector, which underperformed Treasuries in price and total return. Still, within the MBS sector there were opportunities to add incremental income in attractive structures such as floating-rate securities and very short duration fixed-rate issues. Since the Fund invests primarily in short-term corporate debt and MBS, our ability to outperform the established benchmark depended primarily on an overall defensive rate posture.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The investment environment we faced over the last six months was largely what we anticipated: firm economic growth, somewhat higher reported inflation, and a series of rate hikes by the Fed. Consequently, few changes were necessary to take advantage of the opportunities presented. We adopted a moderately more cautious stance in the MBS sector due to the risk of slower refinance activity contributing to extension risk (the tendency of MBS issues to trade at longer effective duration when borrower prepayments slow down).

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the course of monetary tightening that begun in 2004 is now in its late stages. Unless core measures of inflation begin to rise materially, we believe that the Fed is likely to cease raising its rate targets in the first half of 2006. If we are correct, interest rates may trade within a somewhat narrow range in coming quarters and opportunities to add value will likely come from sector and issue selection decisions more than from shifts in the level and shape of the yield curve.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. These operating expense reductions can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance for the Advisor Class, Institutional Class and Investor Class shares of the WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND for periods prior to April 11, 2005, reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Short-Term Bond Fund, (the accounting survivor of a merger of the Strong Short-Term Bond Fund and Strong Short-Term Income Fund with the WELLS FARGO ADVANTAGE SHORT-TERM BOND
FUND), its predecessor fund. Performance shown for the Advisor Class shares of the Fund for periods prior to August 31, 1999, reflects the performance of the predecessor fund's Investor Class shares, adjusted to reflect expenses of the Advisor Class. Performance shown for the Institutional Class shares of the Fund for periods prior to August 31, 1999, reflects the performance of the predecessor fund's Investor Class shares and has not been adjusted for the lower expenses of the Institutional Class.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                                           6-Month*    1-Year   5-Year   10-Year
--------------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Fund - Advisor Class (Incept. Date 08/31/1999)                            1.04       1.78     2.51      4.14
--------------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Fund - Institutional Class (Incept. Date 08/31/1999)                      1.23       2.22     3.15      4.67
--------------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Fund - Investor Class (Incept. Date 08/31/1987)                           1.02       1.82     2.71      4.38
--------------------------------------------------------------------------------------------------------------------------------
   Benchmark
--------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index(2)                          0.64       1.61     4.31      5.10
--------------------------------------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

   Portfolio Turnover                                                        13%
--------------------------------------------------------------------------------
   Average Credit Quality(4)                                                 Aa3
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 5.44%
--------------------------------------------------------------------------------
   Estimated Average Duration                                         1.51 years
--------------------------------------------------------------------------------
   Net Asset Value (NAV) (Adv, Inst, Inv Class)              $8.53, $8.54, $8.53
--------------------------------------------------------------------------------
   Distribution Rate(5) (Adv, Inst, Inv Class)               4.30%, 4.66%, 4.24%
--------------------------------------------------------------------------------
   30-Day SEC Yield(6) (Adv, Inst, Inv Class)                4.04%, 4.41%, 3.99%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(3) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Management                                                            (5%)
Corporate Bonds                                                           (49%)
U.S. Government Agencies                                                  (10%)
Asset-Backed Securities                                                   (13%)
Collateralized Mortgage Securities                                        (21%)
Municipal Bonds                                                            (1%)
U.S. Treasury Notes                                                        (1%)

GROWTH OF $10,000 INVESTMENT(7) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Wells Fargo Advantage           Lehman Brothers
                         Short-Term Bond Fund        1-3 Year U.S. Government/
                         - Investor Class                  Credit Index
                         ---------------------       -------------------------
11/30/1995                      10000                        10,000
12/31/1995                      10120                        10,076
 1/31/1996                      10225                        10,162
 2/29/1996                      10191                        10,123
 3/31/1996                      10157                        10,116
 4/30/1996                      10210                        10,126
 5/31/1996                      10244                        10,150
 6/30/1996                      10280                        10,224
 7/31/1996                      10358                        10,264
 8/31/1996                      10445                        10,301
 9/30/1996                      10535                        10,396
10/31/1996                      10635                        10,513
11/30/1996                      10733                        10,592
12/31/1996                      10804                        10,594
 1/31/1997                      10883                        10,645
 2/28/1997                      10966                        10,671
 3/31/1997                      10941                        10,663
 4/30/1997                      11026                        10,750
 5/31/1997                      11115                        10,825
 6/30/1997                      11190                        10,901
 7/31/1997                      11331                        11,022
 8/31/1997                      11374                        11,032
 9/30/1997                      11438                        11,117
10/31/1997                      11443                        11,197
11/30/1997                      11503                        11,225
12/31/1997                      11577                        11,299
 1/31/1998                      11674                        11,409
 2/28/1998                      11721                        11,420
 3/31/1998                      11765                        11,465
 4/30/1998                      11828                        11,521
 5/31/1998                      11908                        11,584
 6/30/1998                      11961                        11,644
 7/31/1998                      12029                        11,698
 8/31/1998                      11989                        11,832
 9/30/1998                      12033                        11,992
10/31/1998                      11979                        12,044
11/30/1998                      12079                        12,041
12/31/1998                      12144                        12,088
 1/31/1999                      12214                        12,140
 2/28/1999                      12210                        12,088
 3/31/1999                      12321                        12,174
 4/30/1999                      12400                        12,216
 5/31/1999                      12404                        12,206
 6/30/1999                      12419                        12,242
 7/31/1999                      12436                        12,277
 8/31/1999                      12432                        12,309
 9/30/1999                      12516                        12,392
10/31/1999                      12556                        12,429
11/30/1999                      12607                        12,456
12/31/1999                      12660                        12,469
 1/31/2000                      12671                        12,469
 2/29/2000                      12750                        12,555
 3/31/2000                      12793                        12,627
 4/30/2000                      12816                        12,651
 5/31/2000                      12830                        12,696
 6/30/2000                      12994                        12,836
 7/31/2000                      13074                        12,923
 8/31/2000                      13201                        13,025
 9/30/2000                      13281                        13,132
10/31/2000                      13329                        13,191
11/30/2000                      13431                        13,314
12/31/2000                      13574                        13,475
 1/31/2001                      13779                        13,666
 2/28/2001                      13898                        13,763
 3/31/2001                      14032                        13,875
 4/30/2001                      14078                        13,919
 5/31/2001                      14176                        14,005
 6/30/2001                      14202                        14,058
 7/31/2001                      14371                        14,235
 8/31/2001                      14399                        14,332
 9/30/2001                      14221                        14,546
10/31/2001                      14277                        14,691
11/30/2001                      14258                        14,652
12/31/2001                      14185                        14,659
 1/31/2002                      14038                        14,701
 2/28/2002                      13972                        14,765
 3/31/2002                      13913                        14,669
 4/30/2002                      13955                        14,833
 5/31/2002                      14034                        14,912
 6/30/2002                      14027                        15,031
 7/31/2002                      13925                        15,180
 8/31/2002                      13999                        15,262
 9/30/2002                      14113                        15,394
10/31/2002                      14055                        15,414
11/30/2002                      14075                        15,414
12/31/2002                      14273                        15,581
 1/31/2003                      14293                        15,600
 2/28/2003                      14405                        15,686
 3/31/2003                      14451                        15,720
 4/30/2003                      14530                        15,780
 5/31/2003                      14644                        15,870
 6/30/2003                      14687                        15,904
 7/31/2003                      14519                        15,801
 8/31/2003                      14532                        15,808
 9/30/2003                      14724                        15,982
10/31/2003                      14672                        15,917
11/30/2003                      14699                        15,918
12/31/2003                      14811                        16,019
 1/31/2004                      14888                        16,063
 2/29/2004                      14979                        16,153
 3/31/2004                      15073                        16,210
 4/30/2004                      14898                        16,044
 5/31/2004                      14868                        16,021
 6/30/2004                      14892                        16,026
 7/31/2004                      14936                        16,094
 8/31/2004                      15063                        16,219
 9/30/2004                      15089                        16,211
10/31/2004                      15119                        16,268
11/30/2004                      15081                        16,188
12/31/2004                      15129                        16,227
 1/31/2005                      15121                        16,224
 2/28/2005                      15117                        16,193
 3/31/2005                      15098                        16,180
 4/30/2005                      15152                        16,274
 5/31/2005                      15200                        16,344
 6/30/2005                      15248                        16,380
 7/31/2005                      15228                        16,335
 8/31/2005                      15324                        16,442
 9/30/2005                      15303                        16,400
10/31/2005                      15320                        16,394
11/30/2005                      15355                        16,448

--------------------------------------------------------------------------------

(2) The Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index is a subset of the Lehman Brothers U.S. Government/Credit Bond Index that only includes those securities with maturities between one and three years. The Lehman Brothers U.S. Government/Credit Bond Index includes treasuries (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government), and publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

(3)   Fund characteristics and portfolio allocation are subject to change.

(4) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND Investor Class for the most recent ten years with the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

IINVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND (the Fund) seeks total return with a high level of current income.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           INCEPTION DATE
   Thomas M. Price, CFA                   06/30/1997

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 2.51%(1) for the six-month period ended November 30, 2005, outperforming the Fund's broad-based benchmark, the Merrill Lynch High Yield BB 1-5 Year Index(2), which returned 1.48%, and the Short-Term High Yield Bond Index III(3), which returned 1.98% for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT
MONTH-END    PERFORMANCE    IS    AVAILABLE    ON   THE    FUNDS'    WEB    SITE
- WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Economic growth was strong during the six-month period with annualized Gross Domestic Product growth of 3.3% in the second quarter and 4.3% in the third quarter. The third quarter growth rate was better than expected with high energy prices having less of a negative impact than had been predicted. With good growth and economic indicators and continued low inflation, riskier asset classes, such as those in which the Fund invests, performed well. Spreads between high yield rates and Treasuries narrowed during the period and lower-rated bonds outperformed higher quality bonds. Unfortunately, with stronger economic data and continued tightening from the Federal Reserve (the
Fed), the 3-year Treasury yield increased from 3.63% to 4.39% during the period. The increasing Treasury rates offset the spread improvement in the high yield market, resulting in a flat share price.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Our investments fall into three categories. First are short-maturity bonds that we expect to be repaid on the maturity date. The Fund closed the six-month reporting period with approximately half the portfolio in this category. Second are high-coupon bonds that are likely to be refinanced, like a homeowner refinancing a higher-rate mortgage to receive a more favorable rate. This segment currently comprises about 25% of the Fund's portfolio. The final category consists of floating-rate, term loans. We have invested approximately 20% of the Fund's portfolio in this third area for two reasons: Term loans are typically secured by the assets of the issuing company, which provide greater protection in weaker credit conditions, and, in the current environment interest rates adjust quarterly, so the Fund earns greater income as interest rates increase in the short term. Our cash holdings make up the remainder of the Fund's portfolio.

      We have been working to slowly upgrade the quality of our holdings. Although we remain comfortable with the current holdings, we often have positions that are retired by the issuing entity. As we look to redistribute the cash, we will focus on finding higher quality investments.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Given the current strength in the economy and expectations for the Federal funds rate over the next six months, we believe the high-yield market can potentially provide annualized returns in the mid-single digits.

      We expect to continue allocating a significant portion of the portfolio to floating-rate securities to benefit from the Fed's tightening. If we are incorrect in our outlook, we believe it is more likely that the economy is weaker than current growth and economic indicators suggested. We are closely monitoring the strength of consumer spending given potential negative impacts from higher energy prices and a slowing housing market. We will continue to be highly selective when buying new securities as we seek to minimize any impact from a weaker market should it develop.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND FOREIGN INVESTMENTS RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

The views expressed are as of November 30, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. These operating expense reductions can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                                      6-Month*   1-Year   5-Year    Life of Fund
--------------------------------------------------------------------------------------------------------------------------------
   Short-Term High Yield Bond Fund - Advisor Class (Incept. Date 02/29/2000)            2.55      3.03     3.29         4.76
--------------------------------------------------------------------------------------------------------------------------------
   Short-Term High Yield Bond Fund - Investor Class (Incept. Date 06/30/1997)           2.51      3.15     3.45         4.99
--------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
--------------------------------------------------------------------------------------------------------------------------------
      Merrill Lynch High Yield BB 1-5 Year Index(2)                                     1.48      2.59     7.07         5.61
--------------------------------------------------------------------------------------------------------------------------------
      Short-Term High Yield Bond Index III(3)                                           1.98      3.09     7.86         6.13
--------------------------------------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

   Portfolio Turnover                                                        31%
--------------------------------------------------------------------------------
   Average Credit Quality(5)                                                 Ba2
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 7.54%
--------------------------------------------------------------------------------
   Estimated Average Duration                                         1.45 years
--------------------------------------------------------------------------------
   Net Asset Value (NAV) (Adv, Inv Class)                           $8.52, $8.52
--------------------------------------------------------------------------------
   Distribution Rate(6) (Adv, Inv Class)                            5.03%, 5.03%
--------------------------------------------------------------------------------
   30-Day SEC Yield(7) (Adv, Inv Class)                             5.68%, 5.68%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(4) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Corporate Bonds                                                           (67%)
Foreign Corporate Bonds                                                    (7%)
Term Loans                                                                (21%)
Cash Management                                                            (5%)

GROWTH OF $10,000 INVESTMENT(8) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    Wells Fargo Advantage
                    Short-Term High Yield      Merrill Lynch          Short-Term
                         Bond Fund -         High Yield BB 1-5        High Yield
                        Investor Class          Year Index          Bond Index III
                    ---------------------    -----------------      --------------
 6/30/1997                   10000                10,000                 10,000
 7/31/1997                   10266                10,162                 10,157
 8/31/1997                   10368                10,175                 10,186
 9/30/1997                   10530                10,290                 10,303
10/31/1997                   10487                10,362                 10,363
11/30/1997                   10642                10,405                 10,423
12/31/1997                   10777                10,484                 10,496
 1/31/1998                   10912                10,576                 10,601
 2/28/1998                   11024                10,599                 10,639
 3/31/1998                   11096                10,659                 10,710
 4/30/1998                   11169                10,720                 10,775
 5/31/1998                   11251                10,806                 10,860
 6/30/1998                   11324                10,863                 10,912
 7/31/1998                   11449                10,923                 10,976
 8/31/1998                   11255                10,821                 10,790
 9/30/1998                   11387                10,918                 10,821
10/31/1998                   11293                10,797                 10,693
11/30/1998                   11578                10,947                 10,930
12/31/1998                   11679                11,050                 11,017
 1/31/1999                   11792                11,012                 11,024
 2/28/1999                   11857                11,007                 11,031
 3/31/1999                   11945                11,130                 11,163
 4/30/1999                   12093                11,235                 11,287
 5/31/1999                   12065                11,211                 11,281
 6/30/1999                   12074                11,240                 11,323
 7/31/1999                   12131                11,264                 11,370
 8/31/1999                   12134                11,252                 11,351
 9/30/1999                   12218                11,284                 11,397
10/31/1999                   12254                11,253                 11,365
11/30/1999                   12368                11,268                 11,420
12/31/1999                   12300                11,336                 11,501
 1/31/2000                   12331                11,327                 11,524
 2/29/2000                   12392                11,319                 11,528
 3/31/2000                   12356                11,265                 11,414
 4/30/2000                   12384                11,154                 11,356
 5/31/2000                   12395                11,037                 11,285
 6/30/2000                   12571                11,285                 11,500
 7/31/2000                   12668                11,370                 11,590
 8/31/2000                   12783                11,424                 11,658
 9/30/2000                   12826                11,520                 11,721
10/31/2000                   12856                11,200                 11,379
11/30/2000                   12715                11,248                 11,299
12/31/2000                   12919                11,397                 11,429
 1/31/2001                   13322                11,878                 12,021
 2/28/2001                   13450                12,054                 12,179
 3/31/2001                   13406                12,227                 12,296
 4/30/2001                   13402                12,343                 12,338
 5/31/2001                   13479                12,589                 12,591
 6/30/2001                   13164                12,610                 12,586
 7/31/2001                   13255                12,786                 12,721
 8/31/2001                   13307                13,005                 12,872
 9/30/2001                   12717                12,608                 12,393
10/31/2001                   12645                12,849                 12,494
11/30/2001                   12779                13,130                 12,756
12/31/2001                   12865                13,149                 12,782
 1/31/2002                   12997                13,080                 12,846
 2/28/2002                   12910                13,138                 12,904
 3/31/2002                   12929                13,320                 13,108
 4/30/2002                   12770                13,539                 13,297
 5/31/2002                   12736                13,594                 13,331
 6/30/2002                   12478                12,362                 12,338
 7/31/2002                   12399                11,992                 11,868
 8/31/2002                   12447                12,184                 12,165
 9/30/2002                   12532                12,166                 12,086
10/31/2002                   12593                12,145                 12,079
11/30/2002                   12736                12,548                 12,601
12/31/2002                   12848                12,687                 12,738
 1/31/2003                   12992                12,874                 12,964
 2/28/2003                   13068                13,000                 13,106
 3/31/2003                   13223                13,124                 13,294
 4/30/2003                   13438                13,492                 13,730
 5/31/2003                   13513                13,607                 13,835
 6/30/2003                   13616                13,814                 14,095
 7/31/2003                   13554                13,701                 14,005
 8/31/2003                   13644                13,823                 14,153
 9/30/2003                   13808                14,081                 14,405
10/31/2003                   13900                14,276                 14,617
11/30/2003                   13975                14,412                 14,759
12/31/2003                   14071                14,588                 14,974
 1/31/2004                   14119                14,714                 15,115
 2/29/2004                   14189                14,804                 15,197
 3/31/2004                   14295                14,954                 15,341
 4/30/2004                   14268                14,828                 15,271
 5/31/2004                   14184                14,718                 15,158
 6/30/2004                   14272                14,825                 15,306
 7/31/2004                   14358                14,988                 15,481
 8/31/2004                   14457                15,181                 15,685
 9/30/2004                   14521                15,295                 15,802
10/31/2004                   14606                15,421                 15,963
11/30/2004                   14607                15,431                 15,999
12/31/2004                   14698                15,534                 16,123
 1/31/2005                   14684                15,539                 16,124
 2/28/2005                   14749                15,611                 16,211
 3/31/2005                   14633                15,393                 15,982
 4/30/2005                   14603                15,433                 15,991
 5/31/2005                   14699                15,601                 16,173
 6/30/2005                   14793                15,764                 16,340
 7/31/2005                   14872                15,899                 16,489
 8/31/2005                   14953                15,943                 16,540
 9/30/2005                   14960                15,879                 16,488
10/31/2005                   14988                15,855                 16,467
11/30/2005                   15068                15,831                 16,493

--------------------------------------------------------------------------------

      Performance shown for the Advisor Class and Investor Class shares of the WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND for periods prior to April 11, 2005, reflects the performance of the Advisor Class and Investor Class shares, respectively, of the Strong Short-Term High Yield Bond Fund, its predecessor fund. Performance shown for the Advisor Class shares of the Fund for periods prior to February 29, 2000, reflects the performance of the predecessor fund's Investor Class shares, adjusted to reflect expenses of the Advisor Class.

(2) The Merrill Lynch High Yield BB 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an Index.

(3) The Short-Term High Yield Bond Index III is comprised of 70% Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index and 30% Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Years Index. The Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of BB rated US dollar-denominated corporate bonds publicly issued in the US domestic market with maturities of one to five years. The Merrill Lynch High Yield U.S.
Corporates, Cash Pay, B Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of B rated US dollar-denominated corporate bonds publicly issued in the US domestic market with maturities of one to five years. You cannot invest directly in an Index.

(4)   Fund characteristics and portfolio allocation are subject to change.

(5) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(6) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(7) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(8) The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND Investor Class for the life of the Fund with the Short-Term High Yield Bond Index III and the Merrill Lynch High Yield BB 1-5 Year Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND (the Fund) seeks current income consistent with capital preservation.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Thomas M. Price, CFA                   11/25/1988
   Jay N. Mueller, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 1.58%(1) for the six-month period ending November 30, 2005, outperforming its comparison benchmark, the Lehman Brothers Short-Term U.S. Government/Credit Bond Index(2), which returned 1.51%, and outperforming the Lehman Brothers U.S. Short Treasury 9-12 Month Index(3), which returned 1.17%, the Citigroup 1-Year Treasury Benchmark-on-the-Run Index(4), which returned 1.03%, and the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index(5), which returned 0.64%, for the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT
MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Interest rates rose significantly during the six-month period, particularly for bonds of short-to-intermediate maturities. The yield of the two-year U.S. Treasury Note rose approximately 0.83% to end the period at 4.41%, the highest level of the last four years. The ten-year Treasury Note yield climbed by 0.50%.

      The jump in short-term rates was primarily driven by tighter monetary policy. The Federal Reserve Board (the Fed) increased its target rate for overnight lending four times during the last six months for a cumulative hike of 1.00%. At the close of November the Federal funds rate target stood at 4.00%, compared with 1.00% back in June of 2004 when the Fed embarked upon its current path of measured rate increases. The Fund generally maintained a shorter duration (sensitivity to general interest rate movements) than that of the benchmark and so mitigated a portion of the impact of higher rates.

      Both mortgage-backed securities (MBS) and corporate debt issues experienced a degree of spread widening during the period under review as investors demanded a larger yield premium compared to Treasury notes and bonds. However, the extra income generated by MBS and corporate debt compensated for a measure of relative price underperformance. The majority of the Fund's assets are typically invested in MBS and corporate issues, so relative performance had to be generated by a combination of individual issue decisions and an overall defensive posture with respect to rates.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund made no major changes in its sector allocation, yield curve positioning, or overall duration. At the issue selection level, we adopted a moderately more cautious stance in the MBS sector due to the risk of slower refinance activity contributing to extension risk (the tendency of MBS issues to trade at longer effective duration when borrower prepayments slow down).

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The dominant theme of the last 18 months has been the persistent, steady upward pressure on short-term interest rates engineered by the Fed. While the Fed may well move again in the near term, it is likely that by the second half of 2006 it will cease raising its rate targets. Unlike the last major tightening cycle of 1994, we doubt that the monetary authorities will significantly push rates to unsustainably high levels which would then have to be reversed. Instead, a period of relatively stable rates -- at least in the short and intermediate maturity range -- may prevail.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO HIGH YIELD BOND RISK AND FOREIGN INVESTMENTS RISKS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. These operating expense reductions can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Advisor Class, Institutional Class and Investor Class shares of the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND for periods prior to April 11, 2005, reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Ultra Short-Term Income Fund, its predecessor fund. Performance shown for the Administrator Class shares reflects the performance of the predecessor fund's Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. The Investor Class shares annual returns are substantially similar to what the Administrator Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent the Classes do not have the same expenses. Performance shown for the Advisor Class shares of the Fund for periods prior to August 31, 1999, reflects the performance of the predecessor fund's Investor Class shares, adjusted to reflect the expenses of the Advisor Class. Performance shown for the Institutional Class shares of the Fund for periods prior to August 31, 1999, reflects the performance of the predecessor fund's Investor Class shares and has not been adjusted for the lower expenses of the Institutional Class.

(2) The Lehman Brothers Short-Term U.S. Government/Credit Bond Index contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short-Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. The limited performance history of the Index does not allow for comparison to all periods of the Fund's performance. This Index has an inception date of August 1, 2004. You cannot invest directly in an Index.

(3) The Lehman Brothers U.S. Short Treasury 9-12 Month Index includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from up to (but not including) 12 months. It excludes zero coupon strips. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                                           6-Month*    1-Year   5-Year   10-Year
--------------------------------------------------------------------------------------------------------------------------------
   Ultra Short-Term Income Fund - Administrator Class (Incept. Date 04/11/2005)             1.47        3.33     2.77      4.38
--------------------------------------------------------------------------------------------------------------------------------
   Ultra Short-Term Income Fund - Advisor Class (Incept. Date 08/31/1999)                   1.71        3.47     2.38      3.97
--------------------------------------------------------------------------------------------------------------------------------
   Ultra Short-Term Income Fund - Institutional Class (Incept. Date 08/31/1999)             1.94        4.00     3.10      4.58
--------------------------------------------------------------------------------------------------------------------------------
   Ultra Short-Term Income Fund - Investor Class (Incept. Date 11/25/1988)                  1.58        3.40     2.60      4.29
--------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
--------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Short-Term U.S. Government/Credit Bond Index(2)                       1.51        2.73      N/A       N/A
--------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Short Treasury 9-12 Month Index(3)                               1.17        2.29     2.98      4.35
--------------------------------------------------------------------------------------------------------------------------------
      Citigroup 1-Year Treasury Benchmark-on-the-Run Index(4)                               1.03        2.08     3.08      4.39
--------------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index(5)                         0.64        1.61     4.31      5.10
--------------------------------------------------------------------------------------------------------------------------------

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(6) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

   Portfolio Turnover                                                        18%
--------------------------------------------------------------------------------
   Average Credit Quality(7)                                                 Aa2
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 5.33%
--------------------------------------------------------------------------------
   Estimated Average Duration                                         0.51 years
--------------------------------------------------------------------------------
   Net Asset Value (NAV) (Admin, Adv, Inst, Inv
      Class)                                          $9.12, $9.15, $9.15, $9.15
--------------------------------------------------------------------------------
   Distribution Rate(8) (Admin, Adv, Inst, Inv Class) 4.60%, 4.40%, 4.85%, 4.36%
--------------------------------------------------------------------------------
   30-Day SEC Yield(9) (Admin, Adv, Inst, Inv Class)  4.07%, 4.14%, 4.32%, 3.87%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION(6) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Management                                                            (5%)
Asset-Backed Securities                                                   (24%)
Collateralized Mortgage Securities                                        (31%)
U.S. Government Agencies                                                   (9%)
Corporate Bonds                                                           (30%)
Municipal Bonds                                                            (1%)

GROWTH OF $10,000 INVESTMENT(10) (AS OF NOVEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Wells Fargo Advantage        Citigroup
                    Ultra Short-Term       1-Year Treasury          Lehman Brothers          Lehman Brothers
                     Income Fund -       Benchmark-On-The-Run    U.S. Short Treasury       1-3 Year Government/
                    Investor Class              Index              9-12 Month Index            Credit Index
                  --------------------   --------------------    -------------------       -------------------
11/30/1995               10000                  10,000                  10,000                    10,000
12/31/1995               10067                  10,059                  10,061                    10,076
 1/31/1996               10130                  10,124                  10,124                    10,162
 2/29/1996               10163                  10,136                  10,142                    10,123
 3/31/1996               10205                  10,168                  10,175                    10,116
 4/30/1996               10244                  10,203                  10,212                    10,126
 5/31/1996               10294                  10,244                  10,253                    10,150
 6/30/1996               10340                  10,301                  10,309                    10,224
 7/31/1996               10394                  10,341                  10,351                    10,264
 8/31/1996               10462                  10,391                  10,402                    10,301
 9/30/1996               10534                  10,461                  10,469                    10,396
10/31/1996               10599                  10,540                  10,546                    10,513
11/30/1996               10660                  10,594                  10,600                    10,592
12/31/1996               10739                  10,630                  10,638                    10,594
 1/31/1997               10807                  10,683                  10,690                    10,645
 2/28/1997               10869                  10,721                  10,730                    10,671
 3/31/1997               10890                  10,750                  10,758                    10,663
 4/30/1997               10945                  10,816                  10,824                    10,750
 5/31/1997               11025                  10,884                  10,889                    10,825
 6/30/1997               11091                  10,948                  10,951                    10,901
 7/31/1997               11161                  11,027                  11,024                    11,022
 8/31/1997               11231                  11,066                  11,062                    11,032
 9/30/1997               11286                  11,126                  11,125                    11,117
10/31/1997               11324                  11,188                  11,186                    11,197
11/30/1997               11377                  11,227                  11,225                    11,225
12/31/1997               11437                  11,280                  11,284                    11,299
 1/31/1998               11496                  11,355                  11,358                    11,409
 2/28/1998               11549                  11,385                  11,390                    11,420
 3/31/1998               11606                  11,442                  11,445                    11,465
 4/30/1998               11650                  11,494                  11,499                    11,521
 5/31/1998               11732                  11,545                  11,552                    11,584
 6/30/1998               11790                  11,600                  11,608                    11,644
 7/31/1998               11853                  11,656                  11,663                    11,698
 8/31/1998               11836                  11,750                  11,749                    11,832
 9/30/1998               11903                  11,843                  11,844                    11,992
10/31/1998               11882                  11,905                  11,906                    12,044
11/30/1998               11940                  11,907                  11,922                    12,041
12/31/1998               11980                  11,944                  11,969                    12,088
 1/31/1999               12033                  11,990                  12,016                    12,140
 2/28/1999               12085                  12,004                  12,031                    12,088
 3/31/1999               12157                  12,078                  12,101                    12,174
 4/30/1999               12231                  12,122                  12,144                    12,216
 5/31/1999               12274                  12,156                  12,180                    12,206
 6/30/1999               12297                  12,214                  12,226                    12,242
 7/31/1999               12342                  12,267                  12,280                    12,277
 8/31/1999               12361                  12,304                  12,320                    12,309
 9/30/1999               12438                  12,367                  12,387                    12,392
10/31/1999               12461                  12,399                  12,429                    12,429
11/30/1999               12535                  12,425                  12,462                    12,456
12/31/1999               12612                  12,453                  12,496                    12,469
 1/31/2000               12660                  12,484                  12,540                    12,469
 2/29/2000               12718                  12,546                  12,604                    12,555
 3/31/2000               12781                  12,604                  12,666                    12,627
 4/30/2000               12828                  12,677                  12,728                    12,651
 5/31/2000               12896                  12,724                  12,784                    12,696
 6/30/2000               13001                  12,823                  12,882                    12,836
 7/31/2000               13080                  12,898                  12,951                    12,923
 8/31/2000               13164                  12,977                  12,993                    13,025
 9/30/2000               13269                  13,054                  13,070                    13,132
10/31/2000               13300                  13,117                  13,130                    13,191
11/30/2000               13385                  13,207                  13,217                    13,314
12/31/2000               13466                  13,337                  13,341                    13,475
 1/31/2001               13566                  13,490                  13,487                    13,666
 2/28/2001               13664                  13,558                  13,545                    13,763
 3/31/2001               13747                  13,656                  13,639                    13,875
 4/30/2001               13814                  13,719                  13,701                    13,919
 5/31/2001               13907                  13,798                  13,780                    14,005
 6/30/2001               13959                  13,835                  13,821                    14,058
 7/31/2001               14062                  13,933                  13,908                    14,235
 8/31/2001               14130                  13,994                  13,947                    14,332
 9/30/2001               13955                  14,137                  14,075                    14,546
10/31/2001               14027                  14,227                  14,159                    14,691
11/30/2001               14072                  14,252                  14,183                    14,652
12/31/2001               14040                  14,280                  14,216                    14,659
 1/31/2002               13963                  14,290                  14,232                    14,701
 2/28/2002               13943                  14,335                  14,264                    14,765
 3/31/2002               13938                  14,307                  14,242                    14,669
 4/30/2002               13990                  14,404                  14,329                    14,833
 5/31/2002               14044                  14,440                  14,358                    14,912
 6/30/2002               14018                  14,517                  14,428                    15,031
 7/31/2002               13993                  14,578                  14,479                    15,180
 8/31/2002               14017                  14,591                  14,496                    15,262
 9/30/2002               14054                  14,657                  14,553                    15,394
10/31/2002               14074                  14,691                  14,581                    15,414
11/30/2002               14093                  14,691                  14,586                    15,414
12/31/2002               14157                  14,751                  14,639                    15,581
 1/31/2003               14192                  14,762                  14,651                    15,600
 2/28/2003               14265                  14,787                  14,670                    15,686
 3/31/2003               14276                  14,816                  14,695                    15,720
 4/30/2003               14334                  14,833                  14,710                    15,780
 5/31/2003               14377                  14,850                  14,726                    15,870
 6/30/2003               14400                  14,879                  14,754                    15,904
 7/31/2003               14392                  14,870                  14,749                    15,801
 8/31/2003               14401                  14,885                  14,763                    15,808
 9/30/2003               14455                  14,925                  14,806                    15,982
10/31/2003               14463                  14,921                  14,801                    15,917
11/30/2003               14484                  14,920                  14,803                    15,918
12/31/2003               14478                  14,968                  14,848                    16,019
 1/31/2004               14518                  14,985                  14,867                    16,063
 2/29/2004               14569                  15,014                  14,894                    16,153
 3/31/2004               14619                  15,032                  14,911                    16,210
 4/30/2004               14593                  14,991                  14,883                    16,044
 5/31/2004               14593                  14,988                  14,883                    16,021
 6/30/2004               14596                  14,984                  14,882                    16,026
 7/31/2004               14633                  15,017                  14,912                    16,094
 8/31/2004               14667                  15,060                  14,952                    16,219
 9/30/2004               14704                  15,056                  14,951                    16,211
10/31/2004               14711                  15,082                  14,975                    16,268
11/30/2004               14719                  15,056                  14,964                    16,188
12/31/2004               14762                  15,079                  14,987                    16,227
 1/31/2005               14801                  15,090                  15,003                    16,224
 2/28/2005               14826                  15,089                  15,009                    16,193
 3/31/2005               14837                  15,112                  15,036                    16,180
 4/30/2005               14885                  15,165                  15,086                    16,274
 5/31/2005               14983                  15,212                  15,133                    16,344
 6/30/2005               15031                  15,238                  15,159                    16,380
 7/31/2005               15083                  15,235                  15,165                    16,335
 8/31/2005               15108                  15,300                  15,225                    16,442
 9/30/2005               15143                  15,306                  15,234                    16,400
10/31/2005               15182                  15,324                  15,260                    16,394
11/30/2005               15219                  15,369                  15,308                    16,448

--------------------------------------------------------------------------------

(4) The Citigroup 1-Year Treasury Benchmark-on-the-Run Index is the return of the newly issued (on-the-run) one year treasuries each month (auctioned monthly). It is determined by taking the 1-year T-bill at the beginning of each month and calculating its return. This process is repeated each month with the new 1-year T-Bill. You cannot invest directly in an Index.

(5) The Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the U.S. Government/Credit Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

(6)   Fund characteristics and portfolio allocation are subject to change.

(7) The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(8) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(9) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses, calculated on a 30-day month-end basis.

(10) The chart compares the performance of the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND Investor Class shares for the most recent ten years with the Lehman Brothers U.S. Short Treasury 9-12 Month Index, the Citigroup 1-Year Treasury Benchmark-on-the-Run Index, and The Lehman Brothers 1-3 Year U.S.
Government/Credit Bond Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                                 FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period (June 1, 2005 to November 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Beginning     Ending
                                                         Account      Account      Expenses      Net Annual
                                                          Value        Value     Paid During       Expense
                                                       06/01/2005   11/30/2005   the Period(1)      Ratio
   Corporate Bond Fund
------------------------------------------------------------------------------------------------------------
   Corporate Bond Fund - Advisor Class
   Actual                                              $ 1,000.00   $   993.40      $  5.00         1.00%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.05      $  5.06         1.00%
------------------------------------------------------------------------------------------------------------
   Corporate Bond Fund - Institutional Class Actual    $ 1,000.00   $   996.30      $  3.05         0.61%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,022.01      $  3.09         0.61%
------------------------------------------------------------------------------------------------------------
   Corporate Bond Fund - Investor Class Actual         $ 1,000.00   $   992.30      $  5.14         1.03%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,019.90      $  5.22         1.03%

   Government Securities Fund
------------------------------------------------------------------------------------------------------------
   Government Securities Fund - Class C Actual         $ 1,000.00   $   990.90      $  8.48         1.70%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,016.55      $  8.59         1.70%
------------------------------------------------------------------------------------------------------------
   Government Securities Fund - Administrator Class
   Actual                                              $ 1,000.00   $   995.90      $  3.50         0.70%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,021.56      $  3.55         0.70%
------------------------------------------------------------------------------------------------------------
   Government Securities Fund - Advisor Class Actual   $ 1,000.00   $   994.60      $  4.75         0.95%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.31      $  4.81         0.95%
------------------------------------------------------------------------------------------------------------
   Government Securities Fund - Institutional Class
   Actual                                              $ 1,000.00   $   996.00      $  2.40         0.48%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,022.66      $  2.43         0.48%
------------------------------------------------------------------------------------------------------------
   Government Securities Fund - Investor Class Actual  $ 1,000.00   $   995.10      $  5.20         1.04%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,019.85      $  5.27         1.04%

FUND EXPENSES                                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                        Beginning     Ending
                                                         Account      Account       Expenses     Net Annual
                                                          Value        Value      Paid During      Expense
                                                       06/01/2005   11/30/2005   the Period(1)      Ratio
   High Income Fund
------------------------------------------------------------------------------------------------------------
   High Income Fund - Advisor Class Actual             $ 1,000.00   $ 1,034.30      $  4.54         0.89%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.61      $  4.51         0.89%
------------------------------------------------------------------------------------------------------------
   High Income Fund - Institutional Class Actual       $ 1,000.00   $ 1,036.70      $  2.20         0.43%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,022.91      $  2.18         0.43%
------------------------------------------------------------------------------------------------------------
   High Income Fund - Investor Class Actual            $ 1,000.00   $ 1,034.50      $  4.39         0.86%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.76      $  4.36         0.86%

   Short-Term Bond Fund
------------------------------------------------------------------------------------------------------------
   Short-Term Bond Fund - Advisor Class Actual         $ 1,000.00   $ 1,010.40      $  4.28         0.85%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.81      $  4.31         0.85%
------------------------------------------------------------------------------------------------------------
   Short-Term Bond Fund - Institutional Class Actual   $ 1,000.00   $ 1,012.30      $  2.42         0.48%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,022.66      $  2.43         0.48%
------------------------------------------------------------------------------------------------------------
   Short-Term Bond Fund - Investor Class Actual        $ 1,000.00   $ 1,010.20      $  4.54         0.90%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.56      $  4.56         0.90%

   Short-Term High Yield Bond Fund
------------------------------------------------------------------------------------------------------------
   Short-Term High Yield Bond Fund - Advisor Class
   Actual                                              $ 1,000.00   $ 1,025.50      $  5.23         1.03%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,019.90      $  5.22         1.03%
------------------------------------------------------------------------------------------------------------
   Short-Term High Yield Bond Fund - Investor Class
   Actual                                              $ 1,000.00   $ 1,025.10      $  4.37         0.86%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.76      $  4.36         0.86%

   Ultra Short-Term Income Fund
------------------------------------------------------------------------------------------------------------
   Ultra Short-Term Income Fund - Administrator
   Class Actual                                        $ 1,000.00   $ 1,014.70      $  3.03         0.60%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,022.06      $  3.04         0.60%
------------------------------------------------------------------------------------------------------------
   Ultra Short-Term Income Fund - Advisor Class
   Actual                                              $ 1,000.00   $ 1,017.10      $  4.05         0.80%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,021.06      $  4.05         0.80%
------------------------------------------------------------------------------------------------------------
   Ultra Short-Term Income Fund - Institutional
   Class Actual                                        $ 1,000.00   $ 1,019.40      $  1.77         0.35%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,023.31      $  1.78         0.35%
------------------------------------------------------------------------------------------------------------
   Ultra Short-Term Income Fund - Investor
   Class Actual                                        $ 1,000.00   $ 1,015.80      $  4.24         0.84%
------------------------------------------------------------------------------------------------------------
   Hypothetical (5% return before expenses)            $ 1,000.00   $ 1,020.86      $  4.26         0.84%

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the six-month period).

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
AGENCY SECURITIES - 0.01%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.00%
$         1,239  FHLMC #170027                                                             14.75%     03/01/2010    $        1,384
          4,402  FHLMC #170065                                                             14.00      09/01/2012             5,029

                                                                                                                             6,413
                                                                                                                    --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
          2,365  GNMA #45265                                                               15.00      08/15/2011             2,698
          1,469  GNMA #53809                                                               15.00      02/15/2012             1,681
          2,191  GNMA #54340                                                               15.00      05/15/2012             2,508

                                                                                                                             6,887
                                                                                                                    --------------
SMALL BUSINESS ADMINISTRATION - 0.01%
        345,480  SBA #40013(C)(I)                                                           1.92      09/30/2017             8,637
                                                                                                                    --------------

TOTAL AGENCY SECURITIES (COST $593,839)                                                                                     21,937
                                                                                                                    --------------
CORPORATE BONDS & NOTES - 78.58%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.66%
      2,435,000  KB HOME                                                                    5.75      02/01/2014         2,255,428
                                                                                                                    --------------
BUSINESS SERVICES - 0.95%
      2,116,000  BEAVER VALLEY II FUNDING CORPORATION                                       8.63      06/01/2007         2,159,611
        995,000  SB TREASURY COMPANY LLC+++/-                                               9.40      12/31/2049         1,091,461

                                                                                                                         3,251,072
                                                                                                                    --------------
CHEMICALS & ALLIED PRODUCTS - 0.60%
      2,070,000  LUBRIZOL CORPORATION                                                       5.50      10/01/2014         2,052,726
                                                                                                                    --------------
COMMUNICATIONS - 10.55%
      1,720,000  ALLTEL CORPORATION                                                         7.00      07/01/2012         1,874,635
      2,230,000  AT&T CORPORATION                                                           9.75      11/15/2031         2,742,900
      1,690,000  CITIZENS COMMUNICATIONS COMPANY                                            7.60      06/01/2006         1,709,013
      1,270,000  COMCAST CORPORATION<<                                                      5.45      11/15/2010         1,273,442
      2,430,000  COX COMMUNICATIONS INCORPORATED                                            4.63      01/15/2010         2,347,382
      1,940,000  NEWS AMERICA HOLDINGS<<                                                    8.25      08/10/2018         2,328,341
      3,970,000  NEXTEL COMMUNICATIONS SERIES F                                             5.95      03/15/2014         3,969,984
      2,055,000  QWEST CORPORATION++                                                        7.63      06/15/2015         2,186,006
      3,000,000  SPRINT CAPITAL CORPORATION                                                 6.88      11/15/2028         3,222,159
      3,500,000  TCI COMMUNICATIONS INCORPORATED                                            7.88      08/01/2013         3,945,736
      6,800,000  TIME WARNER ENTERTAINMENT COMPANY LIMITED PARTNERSHIP                     10.15      05/01/2012         8,376,328
      2,160,000  VERIZON FLORIDA INCORPORATED SERIES F<<                                    6.13      01/15/2013         2,175,524

                                                                                                                        36,151,450
                                                                                                                    --------------

DEPOSITORY INSTITUTIONS - 4.72%
      4,500,000  CITIGROUP INCORPORATED                                                     5.00      09/15/2014         4,419,787
      5,305,000  JP MORGAN CHASE & COMPANY                                                  5.13      09/15/2014         5,218,168
      1,695,000  M&T BANK CORPORATION+++/-                                                  3.85      04/01/2013         1,652,088
      2,605,000  WASHINGTON MUTUAL CAPITAL I                                                8.38      06/01/2027         2,813,082

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$     2,000,000  ZIONS BANCORPORATION                                                       6.00%     09/15/2015    $    2,074,960

                                                                                                                        16,178,085
                                                                                                                    --------------
EATING & DRINKING PLACES - 1.61%
      3,040,000  DARDEN RESTAURANTS                                                         6.00      08/15/2035         2,822,020
      2,355,000  YUM! BRANDS INCORPORATED                                                   8.88      04/15/2011         2,709,592

                                                                                                                         5,531,612
                                                                                                                    --------------
ELECTRIC, GAS & SANITARY SERVICES - 8.99%
      2,250,000  CAROLINA POWER & LIGHT COMPANY                                             5.15      04/01/2015         2,217,454
      1,825,000  CLEVELAND ELECTRIC ILLUMINATION                                            5.65      12/15/2013         1,848,679
      3,145,000  COLUMBUS SOUTHERN POWER COMPANY SERIES C                                   5.50      03/01/2013         3,184,391
      1,300,000  CONSUMERS ENERGY COMPANY                                                   5.50      08/15/2016         1,274,387
      3,660,000  CONSUMERS ENERGY COMPANY SERIES B                                          5.38      04/15/2013         3,611,037
      1,796,846  FPL ENERGY NATIONAL WIND++                                                 6.13      03/25/2019         1,750,128
      3,485,000  IPALCO ENTERPRISES INCORPORATED                                            8.38      11/14/2008         3,624,400
        955,000  IPALCO ENTERPRISES INCORPORATED                                            8.63      11/14/2011         1,043,338
      3,045,000  MONONGAHELA POWER COMPANY                                                  6.70      06/15/2014         3,313,048
      2,305,000  NEVADA POWER COMPANY SERIES L                                              5.88      01/15/2015         2,270,874
      1,220,000  NISOURCE FINANCE CORPORATION                                               5.25      09/15/2017         1,175,286
      1,150,000  PACIFIC GAS & ELECTRIC COMPANY                                             3.60      03/01/2009         1,099,822
        770,000  POTOMAC EDISON COMPANY                                                     5.35      11/15/2014           767,378
      3,490,000  WESTAR ENERGY INCORPORATED                                                 6.00      07/01/2014         3,632,500

                                                                                                                        30,812,722
                                                                                                                    --------------
FOOD & KINDRED PRODUCTS - 2.15%
      2,520,000  KRAFT FOODS INCORPORATED<<                                                 5.25      10/01/2013         2,512,080
      1,690,000  MILLER BREWING CORPORATION++                                               5.50      08/15/2013         1,711,299
      3,100,000  TYSON FOODS INCORPORATED                                                   7.25      10/01/2006         3,155,443

                                                                                                                         7,378,822
                                                                                                                    --------------
FOOD STORES - 0.89%
      1,680,000  DELHAIZE AMERICA INCORPORATED                                              9.00      04/15/2031         1,910,874
      1,085,000  SAFEWAY INCORPORATED                                                       7.25      02/01/2031         1,123,292

                                                                                                                         3,034,166
                                                                                                                    --------------
FORESTRY - 0.63%
      2,103,000  WEYERHAEUSER COMPANY                                                       5.95      11/01/2008         2,152,843
                                                                                                                    --------------
GAMING - 0.53%
      1,820,000  MASHANTUCKET WEST PEQUOT++                                                 5.91      09/01/2021         1,801,600
                                                                                                                    --------------
GENERAL MERCHANDISE STORES - 1.41%
      3,135,000  JC PENNEY COMPANY INCORPORATED                                             8.00      03/01/2010         3,411,811
      1,500,000  WAL-MART STORES                                                            5.25      09/01/2035         1,424,255

                                                                                                                         4,836,066
                                                                                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES - 4.07%
      3,500,000  CREDIT SUISSE FIRST BOSTON USA INCORPORATED                                4.88      08/15/2010         3,461,909
      2,230,000  FARMERS EXCHANGE CAPITAL++                                                 7.05      07/15/2028         2,268,853

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
$     2,210,000  FUND AMERICAN COMPANIES INCORPORATED                                       5.88%     05/15/2013    $    2,214,398
      3,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                       4.13      03/04/2008         2,953,404
      3,075,000  OMX TIMBER FINANCE INVESTMENTS I LLC++                                     5.42      01/29/2020         3,059,164

                                                                                                                        13,957,728
                                                                                                                    --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.56%
      1,935,000  HARRAH'S OPERATING COMPANY INCORPORATED                                    5.50      07/01/2010         1,927,968
                                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.78%
      2,750,000  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED++                           4.75      12/01/2009         2,669,354
                                                                                                                    --------------
INSURANCE CARRIERS - 1.58%
      2,750,000  FIDELITY NATIONAL FINANCIAL INCORPORATED                                   7.30      08/15/2011         2,860,500
      1,470,000  METLIFE INCORPORATED<<                                                     5.00      06/15/2015         1,430,892
      1,100,000  UNUMPROVIDENT FINANCE COMPANY++                                            6.85      11/15/2015         1,127,980

                                                                                                                         5,419,372
                                                                                                                    --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 11.28%
      1,670,000  AMERICAN GENERAL FINANCE CORPORATION                                       4.88      05/15/2010         1,651,969
      2,250,000  CAPITAL ONE BANK                                                           5.00      06/15/2009         2,237,969
      9,130,000  FORD MOTOR CREDIT COMPANY                                                  6.63      06/16/2008         8,513,369
      2,787,845  FPL ENERGY CAITHNESS FUNDING++                                             7.65      12/31/2018         3,070,142
      5,000,000  GENERAL ELECTRIC CAPITAL CORPORATION<<                                     4.88      03/04/2015         4,894,015
      3,200,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                      6.88      08/28/2012         2,897,645
      1,645,000  HSBC FINANCE CORPORATION<<                                                 4.75      04/15/2010         1,624,340
      4,500,000  HSBC FINANCE CORPORATION                                                   5.00      06/30/2015         4,340,939
      4,500,000  MBNA CORPORATION                                                           6.13      03/01/2013         4,741,772
      2,525,000  MBNA CORPORATION SERIES MTN                                                5.63      11/30/2007         2,556,840
      2,120,000  RESIDENTIAL CAPITAL CORPORATION                                            6.38      06/30/2010         2,136,945

                                                                                                                        38,665,945
                                                                                                                    --------------
OIL & GAS EXTRACTION - 4.29%
      2,000,000  DEVON FINANCING CORPORATION ULC                                            7.88      09/30/2031         2,473,558
      2,235,000  ENERGY TRANSFER PARTNERS                                                   5.95      02/01/2015         2,188,568
      2,160,000  PEMEX PROJECT FUNDING MASTER TRUST++                                       8.85      09/15/2007         2,302,560
      1,665,000  PEMEX PROJECT FUNDING MASTER TRUST++                                       5.75      12/15/2015         1,635,862
      1,385,000  PEMEX PROJECT FUNDING MASTER TRUST                                         8.63      02/01/2022         1,689,700
      1,700,000  PIONEER NATURAL RESOURCES COMPANY                                          5.88      07/15/2016         1,669,009
      2,620,000  XTO ENERGY INCORPORATED                                                    6.25      04/15/2013         2,762,738

                                                                                                                        14,721,995
                                                                                                                    --------------
PAPER & ALLIED PRODUCTS - 0.42%
      1,355,000  INTERNATIONAL PAPER COMPANY                                                6.75      09/01/2011         1,427,883
                                                                                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.98%
      1,500,000  AMERADA HESS CORPORATION                                                   7.13      03/15/2033         1,683,419
      1,345,000  CONOCO INCORPORATED                                                        6.95      04/15/2029         1,611,661
      1,170,000  ENTERPRISE PRODUCTS OPERATIONS SERIES B                                    5.60      10/15/2014         1,159,454
      2,165,000  VALERO ENERGY CORPORATION                                                  6.88      04/15/2012         2,350,276

                                                                                                                         6,804,810
                                                                                                                    --------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
PIPELINES, EXCEPT NATURAL GAS - 2.91%
$       915,000  KINDER MORGAN ENERGY PARTNERS                                              5.13%     11/15/2014    $      888,468
      4,425,000  KN CAPITAL TRUST I SERIES B                                                8.56      04/15/2027         4,748,499
      2,155,000  PLAINS ALL AMERICAN PIPELINE LIMITED PARTNERSHIP                           5.63      12/15/2013         2,161,163
      1,910,000  TEXAS EASTERN TRANSMISSION LIMITED PARTNERSHIP                             7.00      07/15/2032         2,184,505

                                                                                                                         9,982,635
                                                                                                                    --------------
RAILROAD TRANSPORTATION - 2.88%
      1,240,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                   8.13      04/15/2020         1,546,023
      3,842,000  NORFOLK SOUTHERN CORPORATION                                               5.64      05/17/2029         3,790,440
      4,480,000  UNION PACIFIC CORPORATION                                                  5.75      10/15/2007         4,543,303

                                                                                                                         9,879,766
                                                                                                                    --------------
REAL ESTATE - 3.56%
      2,455,000  EOP OPERATING LIMITED PARTNERSHIP                                          6.75      02/15/2012         2,611,253
      2,785,000  EQUITY ONE INCORPORATED                                                    3.88      04/15/2009         2,648,724
      2,075,000  ERP OPERATING LIMITED PARTNERSHIP                                          6.95      03/02/2011         2,226,492
      2,660,000  HRPT PROPERTIES TRUST                                                      5.75      02/15/2014         2,676,817
      1,880,000  LIBERTY PROPERTY LIMITED PARTNERSHIP                                       7.25      03/15/2011         2,037,004

                                                                                                                        12,200,290
                                                                                                                    --------------
REITS - 1.08%
      1,650,000  ARCHSTONE-SMITH OPERATIONS TRUST                                           5.25      12/01/2010         1,644,215
      2,155,000  SIMON PROPERTY GROUP LIMITED PARTNERSHIP                                   5.10      06/15/2015         2,065,718

                                                                                                                         3,709,933
                                                                                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 5.74%
      2,000,000  CITIGROUP INCORPORATED                                                     4.63      08/03/2010         1,969,182
      6,000,000  GOLDMAN SACHS GROUP INCORPORATED                                           4.50      06/15/2010         5,848,350
      3,000,000  LEHMAN BROTHERS HOLDINGS                                                   4.50      07/26/2010         2,925,927
      4,000,000  MERRILL LYNCH & COMPANY<<                                                  4.79      08/04/2010         3,942,664
      5,000,000  MORGAN STANLEY                                                             5.05      01/21/2011         4,974,185

                                                                                                                        19,660,308
                                                                                                                    --------------
TOBACCO PRODUCTS - 0.77%
      2,480,000  ALTRIA GROUP INCORPORATED                                                  7.65      07/01/2008         2,629,899
                                                                                                                    --------------
TRANSPORTATION BY AIR - 0.83%
      2,437,000  RAYTHEON COMPANY                                                           7.20      08/15/2027         2,856,751
                                                                                                                    --------------
TRANSPORTATION EQUIPMENT - 1.08%
      3,575,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                     6.50      11/15/2013         3,716,309
                                                                                                                    --------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.51%
      1,820,000  AVNET INCORPORATED                                                         6.00      09/01/2015         1,752,280
                                                                                                                    --------------
WHOLESALE TRADE-DURABLE GOODS - 0.57%
      2,010,000  HUGHES SUPPLY INCORPORATED                                                 5.50      10/15/2014         1,941,535
                                                                                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $269,633,126)                                                                      269,373,939
                                                                                                                    --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
FOREIGN CORPORATE BONDS - 10.40%
$     2,270,000  AMERICA MOVIL SA DE CV                                                     5.50%     03/01/2014    $    2,219,865
      2,230,000  BT GROUP PLC                                                               8.88      12/15/2030         2,944,249
      1,095,000  BSKYB FINANCE UK LIMITED++                                                 5.63      10/15/2015         1,086,505
      1,520,000  BURLINGTON RESOURCES FINANCIAL                                             7.20      08/15/2031         1,825,434
      1,715,000  CODELCO INCORPORATED++                                                     5.63      09/21/2035         1,653,219
      2,395,000  CONTROLADORA COMERCIAL MEXICANA++                                          6.63      06/01/2015         2,404,166
      1,530,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                  8.75      06/15/2030         1,919,955
      1,920,000  ENCANA CORPORATION                                                         6.50      08/15/2034         2,111,758
      2,180,000  GRUPO TELEVISA SA                                                          6.63      03/18/2025         2,162,152
      2,460,000  HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                                  6.25      01/24/2014         2,561,839
      1,405,000  ROGERS WIRELESS INCORPORATED                                               6.38      03/01/2014         1,396,219
      1,000,000  SUMITOMO MITSUI BANKING+++/-                                               5.63      07/29/2049           988,629
      2,590,000  TELECOM ITALIA CAPITAL                                                     4.00      01/15/2010         2,464,566
      2,000,000  TELECOM ITALIA CAPITAL                                                     5.25      10/01/2015         1,937,522
      2,595,000  UFJ FINANCE ARUBA AEC                                                      6.75      07/15/2013         2,816,774
      4,750,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                              7.38      12/15/2028         5,181,381

TOTAL FOREIGN CORPORATE BONDS (COST $34,598,505)                                                                        35,674,233
                                                                                                                    --------------
FOREIGN GOVERNMENT BONDS - 2.09%
      4,580,000  UNITED MEXICAN STATES                                                      7.50      01/14/2012         5,095,250
      1,920,000  UNITED MEXICAN STATES SERIES MTNA<<                                        6.75      09/27/2034         2,059,200

TOTAL FOREIGN GOVERNMENT BONDS (COST $6,594,409)                                                                         7,154,450
                                                                                                                    --------------
MUNICIPAL BONDS & NOTES - 1.05%
      1,375,000  LOWER BRULE SIOUX TRIBE SOUTH DAKOTA BOARD ANTICIPATION NOTES
                 (GENERAL OBLIGATION - STATES, TERRITORIES LOC)^                            6.89      02/01/2006         1,360,508
        470,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA (EXCISE TAX REVENUE LOC)              6.79      06/01/2010           491,300
      1,751,436  TOBACCO SETTLEMENT FINANCING CORPORATION LA (OTHER REVENUE                 6.36      05/15/2025         1,743,327
                 LOC)

TOTAL MUNICIPAL BONDS & NOTES (COST $3,565,666)                                                                          3,595,135
                                                                                                                    --------------
US TREASURY SECURITIES - 6.08%

US TREASURY BOND - 4.21%
      9,805,000  US TREASURY BOND<<                                                         6.25      05/15/2030        11,876,688
      1,585,000  US TREASURY BOND<<                                                         5.38      02/15/2031         1,741,519
        588,000  US TREASURY BOND<<                                                         8.13      08/15/2021           802,184

                                                                                                                        14,420,391
                                                                                                                    --------------
US TREASURY NOTES - 1.87%
        200,000  US TREASURY NOTE<<                                                         4.13      08/15/2010           197,375
      1,175,000  US TREASURY NOTE<<                                                         4.25      10/15/2010         1,165,178
      1,210,000  US TREASURY NOTE<<                                                         4.50      11/15/2010         1,213,923
        769,000  US TREASURY NOTE<<                                                         4.38      08/15/2012           764,104
      3,144,000  US TREASURY NOTE<<                                                         4.25      08/15/2015         3,073,014

                                                                                                                         6,413,594
                                                                                                                    --------------

TOTAL US TREASURY SECURITIES (COST $20,829,978)                                                                         20,833,985
                                                                                                                    --------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL FOR SECURITIES LENDING - 11.44%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.60%
        918,846  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                             $      918,846
      1,152,708  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         1,152,708

                                                                                                                         2,071,554
                                                                                                                    --------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 10.84%
$     1,000,000  AQUIFER FUNDING LIMITED                                                    4.03%     12/06/2005           999,440
      2,000,000  ATOMIUM FUNDING CORPORATION                                                4.09      12/14/2005         1,997,060
      1,000,000  BUCKINGHAM CDO LLC                                                         4.04      12/02/2005           999,890
      1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-                              4.07      12/07/2005         1,000,000
      1,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                           4.05      12/06/2005           999,440
      1,500,000  EUREKA SECURITIZATION INCORPORATED                                         3.94      12/07/2005         1,498,995
     18,650,000  GOLDMAN SACHS REPURCHASE AGREEMENT (MATURITY VALUE $18,652,098)            4.05      12/01/2005        18,650,000
      2,000,000  ING USA ANNUITY & LIFE INSURANCE+/-                                        4.22      06/06/2006         2,000,000
      1,000,000  KLIO FUNDING CORPORATION                                                   4.13      12/19/2005           997,940
      1,000,000  KLIO II FUNDING CORPORATION                                                4.02      12/01/2005         1,000,000
      2,000,000  LIBERTY LIGHT US CAPITAL+/-                                                4.04      05/26/2006         2,000,280
      1,000,000  LIQUID FUNDING LIMITED+/-                                                  4.07      03/03/2006         1,000,000
      1,000,000  NATEXIS BANQUE POPULAIRES                                                  4.06      02/01/2006         1,000,000
      1,000,000  PREMIUM ASSET TRUST SERIES 2001-2+/-                                       4.35      03/28/2006         1,000,850
      2,000,000  WHITE PINE FINANCE LLC SERIES MTN+/-                                       4.04      06/12/2006         2,000,320

                                                                                                                        37,144,215
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $39,215,769)                                                              39,215,769
                                                                                                                    --------------
SHORT-TERM INVESTMENTS - 0.43%

SHARES

MUTUAL FUND - 0.35%
      1,182,296  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                             1,182,296
                                                                                                                    --------------

PRINCIPAL

US TREASURY BILLS - 0.08%
$        20,000  US TREASURY BILL^@                                                         3.70      01/12/2006            19,908
         10,000  US TREASURY BILL^@                                                         3.75      01/19/2006             9,949
        210,000  US TREASURY BILL^@                                                         3.77      01/26/2006           208,789
         50,000  US TREASURY BILL^@                                                         3.81      01/26/2006            49,712

                                                                                                                           288,358
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,470,631)                                                                           1,470,654
                                                                                                                    --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $376,501,923)*                            110.08%                                                             $  377,327,516
OTHER ASSETS AND LIABILITIES, NET               (10.08)                                                                (34,555,562)
                                                ------                                                              --------------
TOTAL NET ASSETS                                100.00%                                                             $  342,771,954
                                                ======                                                              ==============

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

(I)   ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,182,296.

@     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 2.50%
$    15,000,000  FHLMC<<                                                                    4.75%    05/06/2013     $   14,408,130
     15,385,000  FNMA<<                                                                     5.25     06/15/2006         15,439,355

TOTAL AGENCY NOTES - INTEREST BEARING (COST $30,607,473)                                                                29,847,485
                                                                                                                    --------------

AGENCY SECURITIES - 46.30%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.60%
         57,262  FHLMC #160053                                                              8.00     07/01/2008             58,959
             20  FHLMC #170046                                                             14.50     03/01/2011                 23
            175  FHLMC #170053                                                             14.75     08/01/2011                196
          5,737  FHLMC #170053++                                                           15.00     08/01/2011              6,459
            403  FHLMC #170069                                                             14.00     11/01/2012                462
        101,317  FHLMC #170215                                                              8.00     02/01/2017            107,823
        120,728  FHLMC #170235                                                             10.50     08/01/2019            136,408
          1,156  FHLMC #181072                                                             14.50     12/01/2011              1,299
         84,606  FHLMC #181626                                                              8.50     07/01/2007             86,720
         35,068  FHLMC #182079                                                              8.00     02/01/2010             36,753
         35,632  FHLMC #182104                                                              8.00     12/01/2010             37,345
         77,748  FHLMC #1B0123+/-                                                           6.09     09/01/2031             78,547
         86,530  FHLMC #1B0128+/-                                                           6.16     09/01/2031             87,223
      2,494,329  FHLMC #1B0129+/-                                                           6.02     09/01/2031          2,525,477
          2,129  FHLMC #260694                                                              8.00     04/01/2009              2,137
        236,707  FHLMC #272877                                                              8.00     08/01/2009            243,721
        177,360  FHLMC #279063                                                              9.00     08/01/2009            184,746
        222,621  FHLMC #552435                                                             10.50     08/01/2020            254,352
          1,845  FHLMC #555108                                                              7.25     07/01/2008              1,856
         84,329  FHLMC #555158                                                              8.50     05/01/2016             84,424
      1,003,092  FHLMC #555503                                                              9.00     04/01/2021          1,075,670
        426,655  FHLMC #555515                                                              8.50     10/01/2013            437,316
      1,602,354  FHLMC #611023+/-                                                           5.02     10/01/2026          1,635,852
        288,054  FHLMC #786210+/-                                                           6.38     01/01/2026            287,492
      4,525,255  FHLMC #786823<<+/-                                                         6.03     07/01/2029          4,774,392
      1,689,462  FHLMC #789483+/-                                                           5.67     06/01/2032          1,738,325
        323,888  FHLMC #865496+/-                                                           5.49     05/01/2026            328,675
        212,514  FHLMC #884009                                                             10.50     05/01/2020            244,265
         73,164  FHLMC #A01434                                                              9.00     06/01/2016             77,481
        442,781  FHLMC #A01562                                                              9.00     11/01/2018            474,102
        328,960  FHLMC #A01607                                                              8.50     06/01/2011            338,366
        268,439  FHLMC #A01620                                                              9.00     04/01/2017            287,428
        297,812  FHLMC #A01860                                                              8.50     06/01/2017            306,000
      6,222,835  FHLMC #A32982<<                                                            6.00     08/01/2035          6,271,049
     11,589,802  FHLMC #A36632<<                                                            6.00     08/01/2035         11,679,598
      3,092,430  FHLMC #E79794<<                                                            7.00     10/01/2014          3,212,742
        459,035  FHLMC #G00319                                                              9.50     04/01/2025            505,952
        625,502  FHLMC #G01236                                                             10.00     10/01/2021            684,057
          1,314  FHLMC #G10444                                                              9.50     04/01/2007              1,282
        114,561  FHLMC #G10783                                                              8.50     06/01/2012            120,287
      1,434,153  FHLMC #G11136                                                              6.50     05/01/2011          1,469,432
        814,258  FHLMC #G11200<<                                                            8.00     01/01/2012            853,508

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$    12,427,654  FHLMC #G11209<<                                                            7.50%    12/01/2011     $   12,964,698
      4,670,526  FHLMC #G11345<<                                                            7.50     12/01/2011          4,859,239
      7,210,863  FHLMC #G11368<<                                                            7.50     12/01/2012          7,541,322
     17,141,183  FHLMC #G18005<<                                                            5.00     08/01/2019         16,902,318
      2,401,562  FHLMC #G80106                                                             10.00     08/17/2022          2,714,593
      4,086,305  FHLMC #G80116                                                             10.00     02/17/2025          4,511,221
      5,164,601  FHLMC #G80193<<                                                            9.50     09/17/2022          5,656,859
        949,996  FHLMC #G90023                                                              7.00     11/17/2013            986,265
         68,808  FHLMC #N70012                                                             10.50     08/01/2020             78,132
      5,797,709  FHLMC #W20001                                                              7.26     06/01/2006          5,913,663

                                                                                                                       102,866,511
                                                                                                                    --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 36.66%
        425,946  FNMA #100042<<                                                            11.00     10/15/2020            470,526
        563,521  FNMA #100285                                                               9.50     12/15/2020            630,529
        929,112  FNMA #103102+/-                                                            4.27     03/01/2018            927,502
          1,140  FNMA #1376                                                                15.50     10/01/2012              1,304
        559,124  FNMA #190180                                                               9.00     07/01/2021            608,335
        289,973  FNMA #303548                                                               8.50     02/01/2012            297,602
      1,109,742  FNMA #313419                                                               8.50     12/01/2026          1,215,473
        407,589  FNMA #323013                                                               9.00     10/01/2021            451,305
      1,858,939  FNMA #323284                                                               8.50     05/01/2017          1,999,372
      9,684,448  FNMA #323756                                                               6.20     05/01/2009          9,917,096
      1,107,835  FNMA #323859                                                               5.00     07/01/2006          1,106,779
            153  FNMA #3260                                                                13.25     04/01/2012                162
         42,023  FNMA #364215                                                               7.50     07/01/2015             42,956
         11,157  FNMA #364217                                                               7.00     09/01/2015             11,401
      4,370,724  FNMA #368034<<                                                             8.00     11/01/2026          4,735,921
      6,896,824  FNMA #398800<<                                                             8.00     06/01/2012          7,300,060
        557,474  FNMA #398805                                                               8.50     11/01/2011            586,156
        346,217  FNMA #426843                                                              11.00     02/01/2019            383,446
        399,161  FNMA #439935                                                               8.00     04/01/2017            423,762
      1,936,030  FNMA #457277+/-                                                            6.35     10/01/2027          1,949,005
        685,820  FNMA #458018                                                              12.00     07/15/2014            796,667
      1,166,042  FNMA #487758                                                               8.50     05/01/2026          1,276,246
        449,834  FNMA #487759                                                               9.50     07/01/2028            499,023
        503,421  FNMA #516051                                                               9.50     01/01/2021            554,519
         96,765  FNMA #52                                                                   8.50     07/01/2010             97,863
        584,475  FNMA #535537                                                               9.00     07/01/2028            635,965
      1,990,800  FNMA #535573                                                               8.00     11/01/2013          2,078,918
      1,026,373  FNMA #535752                                                              10.00     12/01/2020          1,159,698
      2,235,985  FNMA #538435+/-                                                            5.66     07/01/2026          2,292,287
         97,257  FNMA #545016                                                               9.00     11/01/2012            100,677
        452,550  FNMA #545117+/-                                                            6.18     12/01/2040            465,437
      3,326,253  FNMA #545187<<+/-                                                          5.92     09/01/2031          3,343,525
      1,115,764  FNMA #545208+/-                                                            5.79     09/01/2031          1,153,935
      2,397,013  FNMA #545460<<+/-                                                          5.81     11/01/2031          2,475,210
      3,740,123  FNMA #54844+/-                                                             4.27     09/01/2027          3,754,016

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$     2,674,791  FNMA #555161                                                               6.00%    12/01/2013     $    2,732,585
     12,809,580  FNMA #555569<<                                                             6.00     05/01/2016         13,086,697
         95,143  FNMA #62895                                                                8.75     01/01/2010             99,656
      2,157,763  FNMA #635726+/-                                                            5.50     04/01/2032          2,168,637
      1,050,093  FNMA #646643<<+/-                                                          5.94     06/01/2032          1,066,747
      3,092,564  FNMA #66414<<+/-                                                           4.87     09/01/2028          3,095,413
      6,549,598  FNMA #675479+/-                                                            5.92     01/01/2033          6,675,635
      2,030,426  FNMA #675491+/-                                                            6.39     04/01/2033          2,085,943
        351,059  FNMA #695514                                                               8.50     10/01/2026            380,701
      1,279,659  FNMA #695519                                                               8.50     11/01/2026          1,431,498
      2,202,877  FNMA #724438                                                               8.50     06/01/2027          2,389,495
      6,453,514  FNMA #724658<<+/-                                                          4.91     07/01/2033          6,792,490
     37,201,375  FNMA #725249<<                                                             5.00     03/01/2034         35,920,077
     18,602,015  FNMA #725440<<                                                             4.67     04/01/2014         18,158,795
      8,981,286  FNMA #725638<<                                                             5.00     12/01/2018          8,865,050
     68,381,115  FNMA #735062<<                                                             5.50     08/01/2033         67,513,911
     18,697,044  FNMA #735613<<                                                             6.00     02/01/2035         18,833,846
     36,847,497  FNMA #735790<<                                                             4.50     12/01/2019         35,692,261
     23,243,180  FNMA #739503                                                               5.50     09/01/2033         22,948,412
     21,484,056  FNMA #740227<<                                                             5.50     09/01/2033         21,211,597
     10,299,882  FNMA #826297<<                                                             5.50     07/01/2020         10,348,623
      2,982,959  FNMA #828434                                                               5.50     06/01/2020          2,997,075
     68,509,213  FNMA 735937<<                                                              4.50     08/01/2020         66,361,325
     34,150,000  FNMA TBA%%                                                                 5.00     12/01/2020         33,637,750

                                                                                                                       438,236,897
                                                                                                                    --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.00%
          8,980  GNMA #126600                                                              13.00     11/15/2014             10,275
          6,728  GNMA #201                                                                 14.00     09/20/2014              7,618
          4,484  GNMA #45629                                                               13.00     02/15/2011              5,117
          3,775  GNMA #46558                                                               13.00     03/15/2011              4,199
          1,848  GNMA #52207                                                               15.00     06/15/2012              2,115
         12,033  GNMA #52538                                                               15.00     07/15/2012             13,771
             59  GNMA #56900                                                               15.00     07/15/2012                 66
          3,257  GNMA #57979                                                               13.50     10/15/2012              3,658
         15,970  GNMA #780051                                                               9.00     12/15/2009             16,011
        883,674  GNMA #780104                                                               9.50     10/20/2019            968,449
        476,500  GNMA #780110                                                              12.50     04/15/2019            546,878
         12,398  GNMA #780182                                                               9.00     01/15/2008             12,430
      3,014,903  GNMA #780288                                                               8.00     12/15/2023          3,269,163
         14,854  GNMA #780416                                                               9.00     12/15/2006             14,892
      1,091,384  GNMA #780763<<                                                             7.50     12/15/2010          1,128,345
      2,339,694  GNMA #780867<<                                                             8.35     04/15/2020          2,543,616
      1,386,153  GNMA #780980                                                               8.40     05/15/2020          1,530,564
      1,163,098  GNMA #8678<<+/-                                                            4.75     08/20/2020          1,174,832
        716,704  GNMA #8714+/-                                                              4.13     11/20/2020            724,215
          4,392  GNMA #95643                                                               15.00     09/15/2012              5,013

                                                                                                                        11,981,227
                                                                                                                    --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
SMALL BUSINESS ADMINISTRATION - 0.04%
$     5,101,364  SBA #440019(C)(I)                                                          2.64%    02/28/2018     $      211,196
      6,050,961  SBA SERIES 1992-6 CLASS A++(C)(I)                                          3.81     10/15/2017            250,510

                                                                                                                           461,706
                                                                                                                    --------------

TOTAL AGENCY SECURITIES (COST $559,627,402)                                                                            553,546,341
                                                                                                                    --------------

ASSET-BACKED SECURITIES - 2.26%
      4,908,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2003-A7 CLASS A7                4.15     07/07/2017          4,595,532
      1,174,743  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES 15 CLASS A6+/-             4.46     11/25/2028          1,180,129
        246,770  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES 2 CLASS A                  7.00     01/25/2021            245,991
      4,404,522  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES 23 CLASS A+/-              4.32     05/25/2030          4,404,880
      2,502,356  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-            4.18     09/25/2031          2,502,432
        931,773  FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                              4.16     05/25/2032            932,385
      1,512,380  FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                              4.33     03/25/2033          1,512,557
     11,687,482  FNMA GRANTOR TRUST SERIES 2004-T6 CLASS 1AV1+/-                            4.19     01/25/2035         11,699,183

TOTAL ASSET-BACKED SECURITIES (COST $27,187,307)                                                                        27,073,089
                                                                                                                    --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 25.65%
      9,918,624  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS 6A1            5.50     11/25/2020          9,841,496
     13,691,135  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-5 CLASS 3CB1            6.00     06/25/2035         13,675,467
      4,436,481  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                     6.00     02/25/2017          4,460,279
     16,169,829  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2005-6
                 CLASS 7A1                                                                  6.00     07/25/2035         16,176,113
        466,907  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES 1001 CLASS
                 1+/-(I)                                                                    7.02     01/25/2008            466,907
        370,823  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES 1002 CLASS
                 1+/-(I)                                                                    6.71     07/25/2008            370,823
      2,147,212  FHA INSURED PROJECT LOAN #956++                                            2.93     11/01/2012          2,104,267
      1,878,501  FHLMC SERIES 1582 CLASS A+/-                                               5.00     09/15/2008          1,876,390
        138,356  FHLMC SERIES 16 CLASS D                                                   10.00     10/15/2019            138,124
      9,086,341  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A1B            6.50     03/25/2043          9,172,567
      3,532,413  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 2A1+/-          4.87     03/25/2043          3,650,888
      4,413,370  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6              9.50     02/25/2042          4,762,589
     13,213,787  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-          4.80     07/25/2043         13,664,462
      4,460,665  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                                 9.50     06/25/2030          4,775,449
      9,172,571  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                                9.50     12/25/2041          9,902,854
      2,282,750  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                                9.50     08/25/2041          2,464,113
      5,732,761  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                              5.30     07/25/2041          5,783,348
      5,604,830  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                             4.92     10/25/2041          5,786,745
        356,936  FNMA INTEREST STRIP SERIES 161 CLASS 2(C)                                  8.50     07/25/2022             90,068
      1,019,518  FNMA INTEREST STRIP SERIES 265 CLASS 2                                     9.00     03/01/2024          1,113,946
        259,313  FNMA INTEREST STRIP SERIES B CLASS 1                                       6.00     05/01/2009            262,157
        232,021  FNMA INTEREST STRIP SERIES C CLASS 1                                       6.00     05/01/2009            233,703
        299,012  FNMA INTEREST STRIP SERIES K CLASS 1                                       6.00     11/01/2008            299,977
        452,187  FNMA SERIES 1988-2 CLASS Z                                                10.10     02/25/2018            498,328
        196,526  FNMA SERIES 1988-7 CLASS Z                                                 9.25     04/25/2018            209,207
      1,077,750  FNMA SERIES 1989-10 CLASS Z                                                9.50     03/25/2019          1,173,519
        950,659  FNMA SERIES 1989-100 CLASS Z                                               8.75     12/25/2019          1,011,181
      1,999,544  FNMA SERIES 1989-12 CLASS Y                                               10.00     03/25/2019          2,220,080
      1,154,406  FNMA SERIES 1989-22 CLASS G                                               10.00     05/25/2019          1,271,800
        273,434  FNMA SERIES 1989-63 CLASS Z                                                9.40     10/25/2019            291,227
        385,758  FNMA SERIES 1989-98 CLASS E                                                9.20     12/25/2019            411,349

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$       635,703  FNMA SERIES 1990-144 CLASS W                                               9.50%    12/25/2020     $      694,377
        502,052  FNMA SERIES 1990-75 CLASS Z                                                9.50     07/25/2020            549,149
        249,101  FNMA SERIES 1990-84 CLASS Y                                                9.00     07/25/2020            266,099
      1,161,836  FNMA SERIES 1990-96 CLASS Z                                                9.67     08/25/2020          1,274,700
        398,391  FNMA SERIES 1991-5 CLASS Z                                                 8.75     01/25/2021            427,498
      1,571,203  FNMA SERIES 1991-85 CLASS Z                                                8.00     06/25/2021          1,625,285
      1,084,525  FNMA SERIES 1992-45 CLASS Z                                                8.00     04/25/2022          1,113,547
      8,440,000  FNMA SERIES 2003-W18 CLASS 1A5                                             4.61     08/25/2043          8,354,353
        714,772  FNMA SERIES G-8 CLASS E                                                    9.00     04/25/2021            772,512
      2,131,726  FNMA SERIES G92-30 CLASS Z                                                 7.00     06/25/2022          2,202,103
        802,795  FNMA WHOLE LOAN SERIES 1999-W6 CLASS A+/-                                  9.61     09/25/2028            884,836
      4,230,702  FNMA WHOLE LOAN SERIES 2003-W10 CLASS 3A2A                                 2.20     07/25/2037          4,181,210
      1,316,774  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                                6.01     06/25/2033          1,328,224
     14,419,100  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                                4.90     08/25/2042         14,748,746
      3,437,482  FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-                                  4.30     04/25/2033          3,446,751
     10,589,132  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                 4.86     08/25/2042         10,675,383
     10,547,280  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                                9.79     10/25/2042         11,477,968
      4,257,902  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                                   4.75     12/25/2042          4,215,153
      5,452,049  FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1+/-                                9.84     12/25/2042          5,858,672
      1,189,171  FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                                  4.31     06/25/2033          1,188,897
     10,886,387  FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                                  7.00     08/25/2044         11,123,534
     20,000,000  GNMA SERIES 2004-100 CLASS B                                               4.60     02/16/2043         19,299,742
     12,404,000  GNMA SERIES 2004-103 CLASS C+/-                                            4.70     12/16/2027         12,089,229
    236,415,403  GNMA SERIES 2005-23 CLASS IO+/-(C)                                         0.97     06/17/2045         14,160,881
      8,195,558  GNMA SERIES 2005-34 CLASS A                                                3.96     09/16/2021          8,011,409
     13,270,795  GNMA SERIES 2005-59 CLASS A                                                4.39     05/16/2023         13,057,023
    157,721,500  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2002-C1
                 CLASS XPB+++/-(C)                                                          1.99     01/11/2035          5,554,888
     10,636,189  JP MORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                      5.15     06/25/2035         10,574,351
      9,706,358  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+++/-           6.50     10/25/2034          9,810,840
    125,500,000  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2 CLASS X2+/-(C)     1.04     11/13/2011          3,163,843
         12,088  USGI FHA INSURED PROJECT LOAN++(C)                                         3.03     11/01/2006             12,088
      1,383,270  VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                             8.89     02/15/2025          1,468,701
      2,275,266  VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A                              8.79     06/15/2025          2,469,748
     90,957,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
                 IO3+++/-(C)                                                                1.59     11/15/2034          2,424,568

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $308,912,443)                                                          306,665,731
                                                                                                                    --------------

CORPORATE BONDS & NOTES - 1.04%

APPAREL & ACCESSORY STORES - 0.00%
            172  SEARS ROEBUCK ACCEPTANCE                                                   6.70     04/15/2012                174
                                                                                                                    --------------

ELECTRIC, GAS & SANITARY SERVICES - 0.24%
      2,475,000  TENNESSEE VALLEY AUTHORITY                                                 6.15     01/15/2038          2,852,029
                                                                                                                    --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.80%
      9,700,000  GENERAL ELECTRIC COMPANY                                                   5.00     02/01/2013          9,622,303
                                                                                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $12,499,528)                                                                        12,474,506
                                                                                                                    --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
FOREIGN GOVERNMENT BONDS - 2.09%
$    25,000,000  LANDWIRTSCH. RENTENBENK SERIES G13                                         4.88%    11/16/2015     $   24,934,975

TOTAL FOREIGN GOVERNMENT BONDS (COST $24,768,753)                                                                       24,934,975
                                                                                                                    --------------

MUNICIPAL BONDS & NOTES - 1.34%
      2,849,212  ARKANSAS DEVELOPMENT FINANCE AUTHORITY (HOUSING REVENUE LOC)               9.75     11/15/2014          3,203,113
      2,260,000  KANAWHA MERCER NICHOLAS COUNTIES WV (HOUSING REVENUE LOC)^                 4.47     02/01/2014          1,415,348
      5,405,000  RETAMA DEVELOPMENT CORPORATION TX (OTHER REVENUE LOC)                     10.00     12/15/2020          8,030,208
      2,000,000  TAMPA FL SOLID WASTE SYSTEM (OTHER REVENUE LOC)                            4.30     10/01/2007          2,027,420
      1,350,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                  4.00     12/01/2022          1,355,710

TOTAL MUNICIPAL BONDS & NOTES (COST $16,294,579)                                                                        16,031,799
                                                                                                                    --------------

US TREASURY SECURITIES - 17.59%

US TREASURY BONDS - 9.65%
     11,570,000  US TREASURY BOND<<                                                        10.38     11/15/2012         12,845,407
      8,350,000  US TREASURY BOND<<                                                         4.13     05/15/2015          8,083,844
     15,160,000  US TREASURY BOND<<                                                         8.50     02/15/2020         20,949,816
     20,708,000  US TREASURY BOND<<                                                         6.25     08/15/2023         24,230,783
      8,055,000  US TREASURY BOND<<                                                         7.63     02/15/2025         10,874,878
     15,000,000  US TREASURY BOND<<                                                         6.00     02/15/2026         17,290,425
     17,366,000  US TREASURY BOND<<                                                         6.25     05/15/2030         21,035,245

                                                                                                                       115,310,398
                                                                                                                    --------------

US TREASURY NOTES - 7.94%
     61,400,000  US TREASURY NOTE                                                           4.25     10/15/2010         60,886,758
     28,595,000  US TREASURY NOTE<<                                                        12.00     08/15/2013         34,073,859

                                                                                                                        94,960,617
                                                                                                                    --------------

TOTAL US TREASURY SECURITIES (COST $214,178,877)                                                                       210,271,015
                                                                                                                    --------------

COLLATERAL FOR SECURITIES LENDING - 48.53%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.68%
      8,120,901  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                  8,120,901
                                                                                                                    --------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 47.85%
$     5,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                              4.06%    12/12/2005     $    4,993,800
     10,000,000  AMERICAN GENERAL FINANCE+/-                                                4.12     12/15/2006         10,002,000
      2,000,000  AMSTEL FUNDING CORPORATION                                                 4.24     12/27/2005          1,994,000
     10,000,000  AMSTEL FUNDING CORPORATION                                                 4.44     03/28/2006          9,859,000
      1,171,000  ANZ (DELAWARE) INCORPORATED                                                4.12     12/27/2005          1,167,487
     10,000,000  AQUIFER FUNDING LIMITED                                                    4.05     12/05/2005          9,995,500
      3,941,000  AQUIFER FUNDING LIMITED                                                    4.05     12/07/2005          3,938,360
      3,467,000  ATLANTIC ASSET SECURITIZATION CORPORATION                                  4.09     12/12/2005          3,462,701
      5,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION                                  4.07     12/06/2005          4,997,200
     10,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION                                  4.06     12/09/2005          9,991,000
      8,860,000  ATLANTIC ASSET SECURITIZATION CORPORATION                                  4.07     12/13/2005          8,847,950
      3,797,000  ATLAS CAPITAL FUNDING LIMITED                                              4.11     12/20/2005          3,788,761
      9,000,000  ATOMIUM FUNDING CORPORATION                                                3.96     01/10/2006          8,957,790
        391,000  ATOMIUM FUNDING CORPORATION                                                4.11     12/13/2005            390,468
     19,000,000  BANK ONE CORPORATION+/-                                                    4.45     08/11/2006         19,018,430
      1,938,000  BARTON CAPITAL CORPORATION                                                 4.06     12/08/2005          1,936,488
      3,050,000  BHP BILLITON FINANCE (USA) BV                                              4.03     12/05/2005          3,048,627
     14,000,000  BUCKINGHAM CDO LLC                                                         4.03     12/05/2005         13,993,700
      3,030,000  CANCARA ASSET SECURITIZATION LIMITED                                       4.10     12/01/2005          3,030,000
        690,000  CBA (DELAWARE) FINANCE INCORPORATED                                        4.12     12/20/2005            688,503
      1,000,000  CBA (DELAWARE) FINANCE INCORPORATED                                        4.14     12/28/2005            996,890
        400,000  CC USA INCORPORATED                                                        4.31     01/30/2006            397,172
      2,000,000  CC USA INCORPORATED+/-                                                     4.10     07/14/2006          1,999,920
     15,000,000  CEDAR SPRINGS CAPITAL COMPANY LLC                                          3.91     12/13/2005         14,979,600
      5,000,000  CITIGROUP INCORPORATED+/-                                                  4.01     03/20/2006          5,001,500
     25,000,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-                                       4.09     12/13/2006         25,000,000
      8,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                           3.85     12/12/2005          7,990,080
     10,000,000  CREDIT SUISSE FIRST BOSTON+/-                                              4.19     02/27/2006         10,001,290
      7,600,000  CREDIT SUISSE FIRST BOSTON SERIES YCD+/-                                   4.03     12/29/2005          7,597,811
      7,835,000  CROWN POINT CAPITAL COMPANY LLC                                            3.93     12/15/2005          7,822,621
      3,213,000  CULLINAN FINANCE CORPORATION                                               3.94     12/08/2005          3,210,494
      2,000,000  CULLINAN FINANCE CORPORATION                                               3.95     12/13/2005          1,997,280
      8,000,000  CULLINAN FINANCE CORPORATION                                               3.92     12/16/2005          7,986,400
        373,000  FAIRWAY FINANCE CORPORATION                                                3.93     01/10/2006            371,251
      5,032,000  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             4.38     03/16/2006          4,968,295
     22,000,000  GENERAL ELECTRIC CAPITAL+/-                                                4.50     05/12/2006         22,022,440
     11,000,000  GEORGE STREET FINANCE LLC                                                  4.05     12/09/2005         10,990,100
     10,000,000  GEORGE STREET FINANCE LLC                                                  3.82     12/12/2005          9,987,600
     55,000,000  GOLDMAN SACHS REPURCHASE AGREEMENT (MATURITY VALUE $55,006,188)            4.05     12/01/2005         55,000,000
        834,000  GRAMPIAN FUNDING LIMITED                                                   4.49     04/11/2006            820,739
      7,000,000  HARRIER FINANCE FUNDING LLC                                                3.96     12/19/2005          6,985,580
      8,000,000  HARRIER FINANCE FUNDING LLC                                                3.96     01/25/2006          7,948,160
      1,600,000  HBOS TREASURY SERVICES PLC                                                 4.05     12/01/2005          1,600,000
      4,000,000  HBOS TREASURY SERVICES PLC SERIES MTN+/-                                   4.24     01/26/2006          3,999,640
     15,000,000  ING USA ANNUITY & LIFE INSURANCE+/-                                        4.22     06/06/2006         15,000,000
     10,000,000  IRISH LIFE & PERMANENT PLC                                                 4.10     12/14/2005          9,985,300
      7,500,000  JP MORGAN CHASE & COMPANY+/-                                               4.26     01/13/2006          7,499,400
      7,477,000  KLIO III FUNDING CORPORATION                                               4.06     12/09/2005          7,470,271

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    10,305,000  KLIO III FUNDING CORPORATION                                               4.15%    12/15/2005     $   10,288,718
     10,000,000  LEXINGTON PARKER CAPITAL CORPORATION                                       4.06     12/01/2005         10,000,000
      1,097,000  LEXINGTON PARKER CAPITAL CORPORATION                                       4.50     04/18/2006          1,078,625
     20,000,000  LIBERTY LIGHT US CAPITAL+/-                                                4.04     05/26/2006         20,002,800
     15,000,000  LIQUID FUNDING LIMITED                                                     4.07     12/02/2005         14,998,350
     10,000,000  LIQUID FUNDING LIMITED+/-                                                  4.07     03/03/2006         10,000,000
      1,300,000  MONT BLANC CAPITAL CORPORATION                                             4.22     12/20/2005          1,297,179
     15,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                    3.88     12/16/2005         14,974,500
        300,000  NORDEA NORTH AMERICA INCORPORATED                                          4.16     12/29/2005            299,031
      1,200,000  RABOBANK USA FINANCIAL CORPORATION                                         4.16     12/23/2005          1,196,952
      3,429,000  RACERS TRUST 2004+/-                                                       4.17     05/20/2005          3,429,223
        500,000  SCALDIS CAPITAL LIMITED                                                    4.37     03/27/2006            493,010
      6,737,000  SOCIETE GENERALE NORTH AMERICA                                             3.65     12/12/2005          6,728,646
      2,300,000  SOCIETE GENERALE NORTH AMERICA                                             4.29     02/21/2006          2,277,483
      4,197,000  SOLITAIRE FUNDING LLC                                                      3.94     12/13/2005          4,191,292
      2,137,000  SPINTAB (SWEDMORTGAGE) AB                                                  4.09     12/12/2005          2,134,350
      8,000,000  SWEDBANK (FORENINGS SPARBANKEN)                                            4.06     12/12/2005          7,990,080
      1,465,000  SWEDBANK (FORENINGS SPARBANKEN)                                            4.10     12/22/2005          1,461,484
        900,000  SWEDBANK (FORENINGS SPARBANKEN)                                            4.33     01/20/2006            894,699
      5,000,000  THAMES ASSET GLOBAL SECURITIES INCORPORATED                                4.06     12/07/2005          4,996,650
      1,250,000  THAMES ASSET GLOBAL SECURITIES INCORPORATED                                3.86     12/15/2005          1,248,025
      1,424,000  THAMES ASSET GLOBAL SECURITIES INCORPORATED                                4.06     12/20/2005          1,420,910
      6,610,000  THAMES ASSET GLOBAL SECURITIES INCORPORATED                                4.08     12/13/2005          6,601,010
     27,000,000  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  4.26     07/11/2006         27,000,000
      1,714,000  TRAVELLERS INSURANCE COMPANY+/-                                            4.20     02/10/2006          1,713,966
      2,600,000  UBS FINANCE (DELAWARE) LLC                                                 4.05     12/07/2005          2,598,258
      5,208,000  UBS FINANCE (DELAWARE) LLC                                                 4.06     12/09/2005          5,203,313
      1,800,000  UBS FINANCE (DELAWARE) LLC                                                 4.15     12/22/2005          1,795,680
     12,000,000  UNICREDITO ITALIANO+/-                                                     3.96     06/30/2006         11,937,840
     10,000,000  UNICREDITO ITALIANO+/-                                                     3.94     03/28/2006          9,997,260

                                                                                                                       571,980,933
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $580,101,834)                                                            580,101,834
                                                                                                                    --------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                      INTEREST RATE   MATURITY DATE       VALUE
SHORT-TERM INVESTMENTS - 4.23%

MUTUAL FUND - 4.18%
     49,975,922  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                        $   49,975,922
                                                                                                                    --------------

PRINCIPAL

US TREASURY BILLS - 0.05%
$        30,000  US TREASURY BILL^                                                          3.45%    12/15/2005             29,959
         45,000  US TREASURY BILL^                                                          3.42     12/22/2005             44,907
        210,000  US TREASURY BILL^@                                                         3.92     02/16/2006            208,317
        275,000  US TREASURY BILL^@                                                         3.89     03/02/2006            272,353

                                                                                                                           555,536
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $50,531,351)                                                                         50,531,458
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,824,709,547)*                           151.53%                                                            $1,811,478,233
OTHER ASSETS AND LIABILITIES, NET                (51.53)                                                              (616,025,920)
                                                 ------                                                             --------------
TOTAL NET ASSETS                                 100.00%                                                            $1,195,452,313
                                                 ======                                                             ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

(I)   ILLIQUID SECURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $49,975,922.

@     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                        INTEREST RATE  MATURITY DATE      VALUE
ASSET-BACKED SECURITIES - 0.00%
$ 4,154,632 AIRCRAFT LEASE PORTFOLIO SECURITIZATION LIMITED SERIES 1996-1 CLASS DX             12.75%   06/15/2006   $           4

TOTAL ASSET-BACKED SECURITIES (COST $4,181,928)                                                                                  4
                                                                                                                     -------------
CORPORATE BONDS & NOTES - 84.84%

AMUSEMENT & RECREATION SERVICES - 2.13%
      1,250,000   PINNACLE ENTERTAINMENT<<                                                      8.25    03/15/2012       1,275,000
      1,000,000   TOWN SPORTS INTERNATIONAL INCORPORATED                                        9.63    04/15/2011       1,030,000
      1,880,000   TOWN SPORTS INTERNATIONAL INCORPORATED#                                      12.02    02/01/2014       1,250,200
      1,615,000   TUNICA-BILOXI GAMING AU++                                                     9.00    11/15/2015       1,615,000

                                                                                                                         5,170,200
                                                                                                                     -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.55%
      1,630,000   LEVI STRAUSS & COMPANY<<+/-                                                   8.80    04/01/2012       1,650,375
      2,260,000   RIDDELL BELL HOLDINGS INCORPORATED                                            8.38    10/01/2012       2,113,100

                                                                                                                         3,763,475
                                                                                                                     -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.64%
      1,610,000   UNITED RENTALS NORTH AMERICA INCORPORATED                                     7.75    11/15/2013       1,549,625
                                                                                                                     -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 2.04%
      1,775,000   ERICO INTERNATIONAL CORPORATION                                               8.88    03/01/2012       1,837,125
      1,505,000   K HOVNANIAN ENTERPRISES INCORPORATED                                          6.25    01/15/2015       1,373,186
      1,820,000   KB HOME                                                                       6.25    06/15/2015       1,732,489

                                                                                                                         4,942,800
                                                                                                                     -------------
BUSINESS SERVICES - 5.57%
      1,640,000   CCM MERGER INCORPORATED++                                                     8.00    08/01/2013       1,586,700
      2,100,000   NATIONAL WINE & SPIRITS INCORPORATED                                         10.13    01/15/2009       2,121,000
      2,230,000   NATIONSRENT INCORPORATED                                                      9.50    10/15/2010       2,436,275
      1,700,000   RAINBOW NATIONAL SERVICES LLC++(I)                                           10.38    09/01/2014       1,853,000
      1,250,000   SUNGARD DATA SYSTEMS INCORPORATED++                                           9.13    08/15/2013       1,293,750
      1,660,000   SUNGARD DATA SYSTEMS INCORPORATED++                                          10.25    08/15/2015       1,676,600
      2,349,000   WATERFORD GAMING LLC++                                                        8.63    09/15/2012       2,525,175

                                                                                                                        13,492,500
                                                                                                                     -------------
CHEMICALS & ALLIED PRODUCTS - 5.23%
        525,000   EQUISTAR CHEMICALS LIMITED PARTNERSHIP/EQUISTAR FUNDING CORPORATION          10.63    05/01/2011         578,813
      1,775,000   HUNTSMAN INTERNATIONAL LLC++                                                  7.38    01/01/2015       1,715,094
      1,825,000   IMC GLOBAL INCORPORATED                                                      10.88    08/01/2013       2,107,875
      1,285,000   NALCO COMPANY                                                                 7.75    11/15/2011       1,320,337
      1,640,000   OMNOVA SOLUTIONS INCORPORATED                                                11.25    06/01/2010       1,730,200
      1,635,000   POLYONE CORPORATION                                                          10.63    05/15/2010       1,684,050
      1,765,000   RESOLUTION PERFORMANCE PRODUCTS INCORPORATED<<                               13.50    11/15/2010       1,864,281
      1,625,000   TRONOX WORLDWIDE FINANCE++                                                    9.50    12/01/2012       1,673,750

                                                                                                                        12,674,400
                                                                                                                     -------------
COAL MINING - 1.24%
      2,970,000   ARCH WESTERN FINANCE LLC                                                      6.75    07/01/2013       2,999,700
                                                                                                                     -------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

      HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                        INTEREST RATE  MATURITY DATE      VALUE
COMMUNICATIONS - 11.20%
$     1,370,000   AIRGATE PCS INCORPORATED+/-                                                   7.90%   10/15/2011   $   1,421,375
      4,830,000   CCO HOLDINGS LLC/CAPITAL CORPORATION<<+/-                                     8.00    12/15/2010       4,709,250
      1,740,000   CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION                   10.25    09/15/2010       1,731,300
      2,845,000   CSC HOLDINGS INCORPORATED SERIES B                                            7.63    04/01/2011       2,830,775
      2,210,000   DOBSON CELLULAR SYSTEMS                                                       9.88    11/01/2012       2,447,575
        865,000   EMMIS COMMUNICATIONS+/-                                                       9.75    06/15/2012         866,081
      1,770,000   HORIZON PCS INCORPORATED                                                     11.38    07/15/2012       2,039,925
      2,350,000   MCI INCORPORATED                                                              8.74    05/01/2014       2,593,813
      2,535,000   PAXSON COMMUNICATIONS CORPORATION#                                            9.92    01/15/2009       2,607,881
        185,000   QWEST COMMUNICATIONS INTERNATIONAL+++/-                                       7.84    02/15/2009         187,544
      2,250,000   QWEST CORPORATION+++/-                                                        7.12    06/15/2013       2,424,375
      1,300,000   QWEST CORPORATION++                                                           7.63    06/15/2015       1,382,875
      1,800,000   RURAL CELLULAR CORPORATION                                                    9.88    02/01/2010       1,883,250

                                                                                                                        27,126,019
                                                                                                                     -------------
ELECTRIC DISTRIBUTION, TRANSMISSION - 0.86%
      1,680,000   MIRANT AMERICAS GENERATION INCORPORATED^^                                     8.30    05/01/2011       2,087,400
                                                                                                                     -------------
ELECTRIC, GAS & SANITARY SERVICES - 9.28%
      1,430,000   ALLIED WASTE NORTH AMERICA SERIES B                                           8.88    04/01/2008       1,505,075
      1,365,000   ALLIED WASTE NORTH AMERICA SERIES B<<                                         7.38    04/15/2014       1,317,225
      1,820,000   CLEAN HARBORS INCORPORATED++                                                 11.25    07/15/2012       2,047,500
      1,840,000   EL PASO NATURAL GAS COMPANY SERIES A                                          7.63    08/01/2010       1,914,605
      1,345,000   IMCO RECYCLING ESCROW INCORPORATED                                            9.00    11/15/2014       1,402,163
      1,770,000   INERGY LIMITED PARTNERSHIP/INERGY FINANCE CORPORATION                         6.88    12/15/2014       1,650,525
      2,300,000   MIDWEST GENERATION LLC                                                        8.75    05/01/2034       2,535,750
      1,335,000   NEVADA POWER COMPANY SERIES L                                                 5.88    01/15/2015       1,315,235
      2,310,000   NORTHWESTERN CORPORATION                                                      5.88    11/01/2014       2,298,318
        950,000   SIERRA PACIFIC RESOURCES                                                      8.63    03/15/2014       1,037,875
      3,665,000   SIERRA PACIFIC RESOURCES++                                                    6.75    08/15/2017       3,692,487
      1,650,000   SOUTHERN NATURAL GAS COMPANY                                                  8.88    03/15/2010       1,764,444

                                                                                                                        22,481,202
                                                                                                                     -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.16%
      1,705,000   LUCENT TECHNOLOGIES INCORPORATED<<                                            6.45    03/15/2029       1,470,562
      1,330,000   MAGNACHIP SEMICONDUCTOR+/-                                                    7.12    12/15/2011       1,343,300

                                                                                                                         2,813,862
                                                                                                                     -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.80%
      1,815,000   US ONCOLOGY INCORPORATED                                                      9.00    08/15/2012       1,937,512
                                                                                                                     -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.60%
      1,520,000   AK STEEL CORPORATION                                                          7.88    02/15/2009       1,451,600
                                                                                                                     -------------
FINANCIAL SERVICES - 0.69%
      1,625,000   ETRADE FINANCIAL CORPORATION++                                                8.00    06/15/2011       1,661,563
                                                                                                                     -------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                        INTEREST RATE  MATURITY DATE      VALUE
FOOD STORES - 1.07%
$     1,250,000   DOANE PET CARE COMPANY                                                       10.75%   03/01/2010   $   1,353,125
      1,215,000   DOANE PET CARE COMPANY++                                                     10.63    11/15/2015       1,234,744

                                                                                                                         2,587,869
                                                                                                                     -------------
GENERAL MERCHANDISE STORES - 4.12%
      1,765,000   ALH FINANCE LLC/ALH FINANCE CORPORATION<<                                     8.50    01/15/2013       1,641,450
      2,985,000   JC PENNEY COMPANY INCORPORATED                                                7.95    04/01/2017       3,405,607
      1,620,000   NEIMAN MARCUS GROUP INCORPORATED++                                            9.00    10/15/2015       1,648,350
      3,240,000   NEIMAN MARCUS GROUP INCORPORATED++                                           10.38    10/15/2015       3,276,450

                                                                                                                         9,971,857
                                                                                                                     -------------
HEALTH SERVICES - 4.05%
        880,000   DAVITA INCORPORATED                                                           7.25    03/15/2015         898,700
      2,065,000   FRESENIUS MEDICAL CARE CAPITAL TRUST II                                       7.88    02/01/2008       2,173,412
      1,925,000   HCA INCORPORATED                                                              5.75    03/15/2014       1,876,881
      1,660,000   SELECT MEDICAL CORPORATION                                                    7.63    02/01/2015       1,577,000
      1,735,000   TENET HEALTHCARE CORPORATION++                                                9.25    02/01/2015       1,700,300
      1,500,000   VANGUARD HEALTH HOLDINGS                                                      9.00    10/01/2014       1,582,500

                                                                                                                         9,808,793
                                                                                                                     -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.55%
     13,915,000   ALADDIN GAMING/CAPITAL CORPORATION SERIES B^^                                13.50    03/01/2010          18,090
      1,642,155   ELDORADO CASINO SHREVEPORT<<                                                 10.00    08/01/2012       1,543,626
      2,110,000   TURNING STONE CASINO RESORT ENTERPRISE++                                      9.13    12/15/2010       2,186,487

                                                                                                                         3,748,203
                                                                                                                     -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL GOODS - 1.21%
        805,000   ACCELLANT INCORPORATED++                                                     10.50    12/01/2013         813,050
      2,070,000   XEROX CAPITAL TRUST I<<                                                       8.00    02/01/2027       2,121,750

                                                                                                                         2,934,800
                                                                                                                     -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.43%
      4,850,000   GENTEK INCORPORATED^^                                                        11.00    08/01/2009               0
      1,705,000   JACUZZI BRANDS INCORPORATED                                                   9.63    07/01/2010       1,815,825
      1,610,000   SAMSONITE CORPORATION                                                         8.88    06/01/2011       1,646,225

                                                                                                                         3,462,050
                                                                                                                     -------------
MISCELLANEOUS RETAIL - 1.25%
      1,805,000   DENNY'S CORPORATION/DENNY'S HOLDINGS INCORPORATED<<                          10.00    10/01/2012       1,814,025
      1,225,000   RITE AID CORPORATION                                                          8.13    05/01/2010       1,225,000

                                                                                                                         3,039,025
                                                                                                                     -------------
MOTION PICTURES - 0.63%
      1,465,000   AMC ENTERTAINMENT INCORPORATED SERIES B                                       8.63    08/15/2012       1,519,938
                                                                                                                     -------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.25%
      1,147,000   AMERICAN COMMERCIAL LINES/ACL FINANCE CORPORATION                             9.50    02/15/2015       1,235,893
      1,975,000   GENERAL MOTORS ACCEPTANCE CORPORATION<<                                       6.75    12/01/2014       1,791,848

                                                                                                                         3,027,741
                                                                                                                     -------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

      HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                        INTEREST RATE  MATURITY DATE     VALUE
OIL & GAS - 1.01%
$     2,425,000   HILCORP ENERGY++                                                              7.75%   11/01/2015   $   2,455,312
                                                                                                                     -------------
OIL & GAS EXTRACTION - 4.58%
      1,220,000   CHAPARRAL ENERGY INCORPORATED++                                               8.50    12/01/2015       1,238,300
      1,885,000   CHESAPEAKE ENERGY CORPORATION++                                               6.50    08/15/2017       1,842,588
      2,265,000   PARKER DRILLING COMPANY+/-                                                    8.62    09/01/2010       2,349,937
      1,815,000   PRIDE INTERNATIONAL INCORPORATED                                              7.38    07/15/2014       1,955,662
      2,070,000   VENOCO INCORPORATED                                                           8.75    12/15/2011       2,070,000
      1,620,000   WHITING PETROLEUM CORPORATION++                                               7.00    02/01/2014       1,632,150

                                                                                                                        11,088,637
                                                                                                                     -------------
PAPER & ALLIED PRODUCTS - 4.30%
      2,275,000   APPLETON PAPERS INCORPORATED<<                                                8.13    06/15/2011       2,184,000
      1,350,000   BOISE CASCADE LLC+/-                                                          7.03    10/15/2012       1,309,500
      1,315,000   CARAUSTAR INDUSTRIES INCORPORATED                                             9.88    04/01/2011       1,321,575
      1,410,000   GEORGIA-PACIFIC CORPORATION                                                   8.88    02/01/2010       1,586,250
      1,330,000   GRAHAM PACKAGING COMPANY INCORPORATED<<                                       9.88    10/15/2014       1,286,775
        875,000   NEWPAGE CORPORATION+/-                                                       10.50    05/01/2012         866,250
      1,765,000   PLAYTEX PRODUCTS INCORPORATED                                                 8.00    03/01/2011       1,870,900

                                                                                                                        10,425,250
                                                                                                                     -------------
PERSONAL SERVICES - 1.40%
      3,435,000   SERVICE CORPORATION INTERNATIONAL++                                           7.00    06/15/2017       3,396,356
                                                                                                                     -------------
PIPELINES, EXCEPT NATURAL GAS - 0.70%
      1,745,000   TRANSMONTAIGNE INCORPORATED                                                   9.13    06/01/2010       1,701,375
                                                                                                                     -------------
PRIMARY METAL INDUSTRIES - 0.88%
      2,000,000   GENERAL CABLE CORPORATION<<                                                   9.50    11/15/2010       2,130,000
                                                                                                                     -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.76%
      2,000,000   DEX MEDIA INCORPORATED                                                        8.00    11/15/2013       2,040,000
      1,055,000   HOUGHTON MIFFLIN COMPANY                                                      7.20    03/15/2011       1,093,244
      3,000,000   HOUGHTON MIFFLIN COMPANY<<#                                                  10.44    10/15/2013       2,298,750
      1,690,000   PRIMEDIA INCORPORATED+/-                                                      9.72    05/15/2010       1,673,100
      1,900,000   UCAR FINANCE INCORPORATED                                                    10.25    02/15/2012       2,004,500

                                                                                                                         9,109,594
                                                                                                                     -------------
REAL ESTATE - 0.83%
      1,843,000   CB RICHARD ELLIS SERVICES INCORPORATED                                        9.75    05/15/2010       2,008,870
                                                                                                                     -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.87%
      2,040,000   BWAY CORPORATION                                                             10.00    10/15/2010       2,121,600
                                                                                                                     -------------
TEXTILE MILL PRODUCTS - 1.81%
      2,305,000   INTERFACE INCORPORATED                                                        9.50    02/01/2014       2,293,475
      2,095,000   PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                               8.88    09/15/2013       2,095,000

                                                                                                                         4,388,475
                                                                                                                     -------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                        INTEREST RATE  MATURITY DATE      VALUE
TRANSPORTATION EQUIPMENT - 4.39%
$     2,430,000   FORD MOTOR COMPANY<<                                                          7.45%   07/16/2031   $   1,713,150
      5,155,000   GENERAL MOTORS ACCEPTANCE CORPORATION<<                                       8.00    11/01/2031       5,055,148
      1,775,000   NAVISTAR INTERNATIONAL CORPORATION                                            6.25    03/01/2012       1,597,500
      2,110,000   REXNORD CORPORATION                                                          10.13    12/15/2012       2,278,800

                                                                                                                        10,644,598
                                                                                                                     -------------
TRANSPORTATION SERVICES - 0.76%
      1,765,000   NEFF RENTAL/NEFF FINANCE++                                                   11.25    06/15/2012       1,848,838
                                                                                                                     -------------
TOTAL CORPORATE BONDS & NOTES (COST $213,113,455)                                                                      205,571,039
                                                                                                                     -------------
FOREIGN CORPORATE BONDS - 5.01%
      2,920,000   INTELSAT BERMUDA LIMITED++                                                    8.63    01/15/2015       2,927,300
      2,700,000   IPSCO INCORPORATED                                                            8.75    06/01/2013       2,949,750
      1,463,000   ISPAT INLAND ULC                                                              9.75    04/01/2014       1,649,533
      1,765,000   NOVELIS INCORPORATED++                                                        7.25    02/15/2015       1,650,275
      1,270,000   ROGERS CABLE INCORPORATED                                                     6.75    03/15/2015       1,276,350
      1,630,000   ROGERS WIRELESS INCORPORATED+/-                                               7.00    12/15/2010       1,682,975

TOTAL FOREIGN CORPORATE BONDS (COST $12,028,060)                                                                        12,136,183
                                                                                                                     -------------
TERM LOANS - 6.24%
      2,460,000   EL PASO CORPORATION TERM LOAN B+++/-                                          6.81    11/22/2009       2,470,258
      3,230,000   GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B+++/-                               7.06    04/08/2010       3,243,469
      2,000,000   GRAHAM PACKAGING COMPANY TERM LOAN C+++/-                                     8.25    03/15/2012       2,037,500
      1,890,431   INVISTA TERM LOAN B+++/-                                                      6.31    04/30/2011       1,914,062
        873,145   MIDWEST GENERATION LLC TERM LOAN+++/-                                         6.05    04/05/2011         881,335
      2,865,230   REGAL CINEMAS CORPORATION TERM LOAN B+++/-                                    6.02    10/19/2010       2,890,301
      1,636,250   REVLON CONSUMER PRODUCTS CORPORATION TERM LOAN+++/-                          10.10    07/31/2010       1,679,889

TOTAL TERM LOANS (COST $14,986,181)                                                                                     15,116,814
                                                                                                                     -------------
SHARES

COMMON STOCKS - 0.03%

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.03%
         14,468   SHREVEPORT GAMING HOLDINGS I+(A)                                                                          72,339
                                                                                                                     -------------

TOTAL COMMON STOCKS (COST $196,270)                                                                                         72,339
                                                                                                                     -------------
COLLATERAL FOR SECURITIES LENDING - 12.46%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.74%
        793,340   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                          793,340
      1,000,000   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                 1,000,000

                                                                                                                         1,793,340
                                                                                                                     -------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------
     HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                        INTEREST RATE  MATURITY DATE      VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 11.72%
$    28,385,000   MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $28,388,170)              4.02%   12/01/2005   $  28,385,000

                                                                                                                        28,385,000
                                                                                                                     -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $30,178,340)                                                              30,178,340
                                                                                                                     -------------
SHARES

SHORT-TERM INVESTMENTS - 2.70%

MUTUAL FUND - 2.70%
      6,537,787   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            6,537,787
                                                                                                                     -------------
PRINCIPAL

US TREASURY BILLS - 0.00%
$        10,000   US TREASURY BILL^@                                                            3.75    01/19/2006           9,949
                                                                                                                     -------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,547,736)                                                                           6,547,736
                                                                                                                     -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $281,231,970)*                          111.28%                                                                $ 269,622,455
OTHER ASSETS AND LIABILITIES, NET             (11.28)                                                                  (27,338,849)
                                              ------                                                                 -------------
TOTAL NET ASSETS                              100.00%                                                                $ 242,283,606
                                              ======                                                                 =============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

#    STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(I)  ILLIQUID SECURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

^    ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+    NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,537,787.

@    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 0.17%
$       495,000  FNMA<<                                                                    4.50%     10/15/2008     $      491,950
        350,000  FNMA<<                                                                    6.63      09/15/2009            372,604

TOTAL AGENCY NOTES - INTEREST BEARING (COST $869,477)                                                                      864,554
                                                                                                                    --------------
AGENCY SECURITIES - 10.00%

FEDERAL HOME LOAN BANK - 0.09%
        270,000  FHLB                                                                      2.00      07/10/2006            265,851
        200,000  FHLB                                                                      3.38      10/05/2007            195,339

                                                                                                                           461,190
                                                                                                                    --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.42%
      4,700,000  FHLMC<<                                                                   4.38      07/30/2009          4,608,049
          5,886  FHLMC #160089                                                            10.75      09/01/2009              6,290
         21,079  FHLMC #170151                                                            10.50      01/01/2016             23,677
          5,869  FHLMC #183254                                                             9.50      03/01/2011              6,302
         13,283  FHLMC #185784                                                            10.75      11/01/2010             14,073
         58,311  FHLMC #1B0123+/-                                                          6.09      09/01/2031             58,910
         69,224  FHLMC #1B0128+/-                                                          6.16      09/01/2031             69,778
         54,011  FHLMC #255531                                                            10.25      07/01/2009             56,851
         16,441  FHLMC #257384                                                            10.75      09/01/2010             17,596
         15,513  FHLMC #259511                                                            11.25      11/01/2009             16,894
          4,849  FHLMC #360016                                                            10.50      11/01/2017              5,522
          3,848  FHLMC #360056                                                            10.50      02/01/2019              4,400
          3,825  FHLMC #360057                                                            10.50      03/01/2019              4,318
          3,672  FHLMC #360059                                                            10.50      04/01/2019              4,206
          1,700  FHLMC #360061                                                            10.50      05/01/2019              1,945
         39,124  FHLMC #360063                                                            10.50      06/01/2019             44,638
          5,282  FHLMC #360065                                                            10.50      07/01/2019              6,053
      1,165,549  FHLMC #555316                                                             9.00      06/01/2019          1,257,177
        891,937  FHLMC #555408<<                                                          10.50      08/01/2018          1,015,711
        892,344  FHLMC #555500<<                                                           8.50      09/01/2017            957,994
      1,196,656  FHLMC #555514<<                                                           9.00      10/01/2019          1,329,788
        109,600  FHLMC #786823<<+/-                                                        6.03      07/01/2029            115,634
        850,850  FHLMC #789272+/-                                                          5.70      04/01/2032            874,670
        585,418  FHLMC #865496+/-                                                          5.49      05/01/2026            594,070
        820,786  FHLMC #A01734<<                                                           9.00      08/01/2018            888,846
      1,455,702  FHLMC #G01126<<                                                           9.50      12/01/2022          1,595,837
        293,342  FHLMC #G10747                                                             7.50      10/01/2012            311,524
      1,356,783  FHLMC #G11150<<                                                           7.50      12/01/2011          1,405,706
        100,287  FHLMC #G11345<<                                                           7.50      12/01/2011            104,339
        141,681  FHLMC #G11391<<                                                           7.50      06/01/2012            148,637
        289,884  FHLMC #G90023                                                             7.00      11/17/2013            300,951
      2,000,000  FHLMC MTN<<                                                               2.75      10/06/2006          1,968,822

                                                                                                                        17,819,208
                                                                                                                    --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.93%
        500,000  FNMA                                                                      2.00      01/15/2006            498,564
        500,000  FNMA                                                                      2.15      04/13/2006            496,151

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$       306,000  FNMA<<                                                                    6.00%     05/15/2011     $      322,929
          7,404  FNMA #100001                                                              9.00      02/15/2020              8,204
      2,741,807  FNMA #100042<<                                                           11.00      10/15/2020          3,028,773
        739,976  FNMA #100202                                                              9.50      02/15/2011            789,753
        243,090  FNMA #100255                                                              8.33      07/15/2020            267,731
      1,065,846  FNMA #190075                                                              8.50      02/01/2023          1,143,527
        527,566  FNMA #302507                                                              9.00      11/01/2024            577,976
        127,274  FNMA #313617                                                              8.00      09/01/2023            135,568
      1,680,660  FNMA #323582<<                                                            8.00      04/01/2017          1,789,864
        248,193  FNMA #392645                                                              8.00      12/01/2013            253,280
        800,690  FNMA #426828                                                              8.00      09/01/2019            858,130
        551,193  FNMA #426832                                                              8.50      07/01/2018            596,250
      1,755,913  FNMA #545131<<                                                            8.00      03/01/2013          1,817,450
        384,136  FNMA #545157                                                              8.50      11/01/2012            400,599
        799,004  FNMA #545460<<+/-                                                         5.81      11/01/2031            825,070
      2,630,399  FNMA #598559<<                                                            6.50      08/01/2031          2,720,630
        426,458  FNMA #70801                                                              12.00      03/01/2017            479,448
      3,703,546  FNMA #712107<<                                                            6.00      03/01/2033          3,730,644
      5,000,000  FNMA MTN<<                                                                3.00      11/09/2006          4,924,245

                                                                                                                        25,664,786
                                                                                                                    --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.55%
        161,830  GNMA #780029                                                              9.00      11/15/2024            176,363
      3,329,227  GNMA #780110<<                                                           12.50      04/15/2019          3,820,943
         82,455  GNMA #780134                                                              8.50      05/15/2010             83,592
        534,073  GNMA #780267                                                              9.00      11/15/2017            584,397
        231,586  GNMA #780288                                                              8.00      12/15/2023            251,116
         85,336  GNMA #780333                                                              8.00      12/15/2008             87,021
        250,658  GNMA #780434                                                              7.50      12/15/2007            253,425
      2,494,706  GNMA #781311<<                                                            7.50      02/15/2013          2,596,060
        202,222  GNMA #781540<<                                                            7.00      05/15/2013            211,353
         22,696  GNMA #927                                                                10.00      02/20/2018             25,601

                                                                                                                         8,089,871
                                                                                                                    --------------
SMALL BUSINESS ADMINISTRATION - 0.01%
      2,061,067  SBA #0191(C)(I)                                                           3.74      07/30/2018             58,534
                                                                                                                    --------------

TOTAL AGENCY SECURITIES (COST $52,293,830)                                                                              52,093,589
                                                                                                                    --------------
ASSET-BACKED SECURITIES - 13.30%
      5,000,000  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                            4.87      10/25/2033          5,013,815
      6,500,000  ACCREDITED MORTGAGE LOAN TRUST SERIES 2004-3 CLASS 1A2+/-                 3.44      10/25/2034          6,437,978
      3,900,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                        4.44      03/15/2012          3,921,728
      2,765,113  BEAR STEARNS ASSET-BACKED SECURITIES INCORPORATED SERIES
                 2003-ABF1 CLASS AIO(C)                                                    4.00      03/25/2006             27,289
      6,000,000  CAPITAL ONE MASTER TRUST SERIES 2001-5 CLASS A                            5.30      06/15/2009          6,020,460
        272,484  CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2004-3 CLASS A2           3.04      07/15/2007            271,505
        499,991  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                    4.84      03/25/2034            501,561
      2,500,000  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES              4.79      05/25/2033          2,509,195
                 2003-5 CLASS 2M1+/-
      7,665,001  CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS IO+/-(C)(I)           0.54      07/15/2027              4,791

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
ASSET-BACKED SECURITIES (CONTINUED)
$     2,728,056  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A
                 CLASS A(I)                                                                7.23%     07/16/2028     $          853
      2,197,680  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-               4.36      05/15/2028          2,199,115
      1,084,022  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-               4.41      02/15/2034          1,087,121
      3,568,937  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-              4.42      12/15/2033          3,575,880
        322,601  DAIMLERCHRYSLER AUTO TRUST SERIES 2005-A CLASS M1                         3.17      09/08/2007            321,382
     52,177,945  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(C)++(I)                   0.83      09/29/2031          1,330,538
      4,126,395  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                  4.94      09/25/2033          4,134,264
      5,188,000  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A2                                 4.32      05/15/2008          5,170,073
      6,954,435  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                         4.31      08/25/2035          6,953,214
      3,000,000  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                         4.89      02/25/2034          3,015,916
      2,506,823  RAILCAR LEASING LLC SERIES 1 CLASS A1++                                   6.75      07/15/2006          2,524,020
        613,729  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                 CLASS AII+/-                                                              4.43      03/25/2032            613,916
        500,000  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8
                 CLASS MII1+/-                                                             4.82      10/25/2033            500,268
      4,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10
                 CLASS M1+/-                                                               4.94      10/25/2033          4,010,104
      4,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3
                 CLASS M1+/-                                                               5.14      04/25/2033          4,018,687
      1,139,663  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                       4.67      12/25/2034          1,142,136
      4,000,000  WILLIAM STREET FUNDING CORPORATION CLASS 2005-1 CLASS A+/-++              4.46      01/23/2011          3,997,200

TOTAL ASSET-BACKED SECURITIES (COST $72,892,110)                                                                        69,303,009
                                                                                                                    --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.35%

      1,189,622  ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1                 7.10      08/13/2029          1,211,558
     37,000,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
                 SERIES 2001-PB1 CLASS XP+/-(C)++                                          1.77      05/11/2035          2,428,761
        582,489  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-            5.48      10/20/2032            589,040
      3,000,000  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-            5.26      12/25/2035          2,990,850
      1,940,755  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                 CLASS AA+/-                                                               4.52      12/25/2034          1,940,755
        572,685  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                    6.00      02/25/2017            575,757
      1,869,249  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST SERIES
                 2001-HYB1 CLASS 2A1+/-                                                    4.96      06/19/2031          1,950,032
        854,948  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST SERIES
                 2004-30 CLASS 3A1+/-                                                      5.84      09/25/2034            878,526
        352,519  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 1997-C2
                 CLASS A2                                                                  6.52      01/17/2035            352,591
     43,014,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CK6
                 CLASS ACP+/-(C)                                                           0.93      08/15/2036          1,114,751
      1,315,456  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A             7.45      06/10/2033          1,318,321
        957,628  DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                         8.45      09/20/2019            956,403
        382,740  FHLMC SERIES 2198 CLASS SC+/-                                             9.00      06/15/2028            397,683
      3,200,000  FHLMC SERIES 3049 CLASS G<<                                               5.50      05/15/2034          3,204,788
      1,784,283  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6             9.50      02/25/2042          1,925,469
        101,824  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57
                 CLASS 2A1+/-                                                              4.80      07/25/2043            105,297
      3,847,921  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59
                 CLASS 2A1+/-                                                              4.86      10/25/2043          3,958,477
        340,354  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                9.50      11/25/2031            362,643
      2,635,001  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                               9.50      05/25/2042          2,840,680
        810,795  FNMA SERIES 1989-29 CLASS Z                                              10.00      06/25/2019            876,761
        585,929  FNMA SERIES 1989-63 CLASS Z                                               9.40      10/25/2019            624,058
      1,020,745  FNMA SERIES G95-2 CLASS IO+/-(C)(I)                                      10.00      05/25/2020            317,241
          1,961  FNMA STRIP SERIES 107 CLASS 1^                                            3.96      10/25/2006              1,939
        999,984  FNMA WHOLE LOAN SERIES 2003-W10 CLASS 3A2A                                2.20      07/25/2037            988,286
        779,481  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                               6.01      06/25/2033            786,258
      5,082,783  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                4.86      08/25/2042          5,124,184
        479,979  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                               9.79      10/25/2042            522,333
      4,257,902  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                                  4.75      12/25/2042          4,215,153

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
  $ 100,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1 CLASS
                 X2+/-(C)++                                                                0.95%     05/15/2033     $    2,164,240
     75,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2 CLASS
                 X2+/-(C)++                                                                1.25      08/11/2033          2,190,570
      1,906,781  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2000-C2
                 CLASS A1                                                                  7.27      08/16/2033          1,928,588
     67,720,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2001-C2
                 CLASS X2+/-(C)++                                                          0.94      04/15/2034          1,324,495
        206,435  GMBS CERTIFICATES SERIES 1990-1 CLASS Z                                   9.25      01/28/2020            205,718
        507,782  GOLDEN NATIONAL MORTGAGE ASSET-BACKED CERTIFICATES SERIES
                 1998-GN1 CLASS M2(I)                                                      8.02      02/25/2027            506,022
      6,000,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2002-C1
                 CLASS XPB+/-(C)++                                                         1.99      01/11/2035            211,318
      5,600,911  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
                 2004-GG1 CLASS A2                                                         3.84      06/10/2036          5,492,303
      1,298,065  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A++                         8.00      09/19/2027          1,372,347
      4,550,022  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                    4.59      06/25/2034          4,564,145
      3,359,005  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                    4.95      06/25/2034          3,424,785
      1,366,117  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                        5.22      04/25/2032          1,366,968
     17,005,113  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS
                 AX1+/-(C)                                                                 0.80      01/25/2035            183,336
    116,919,855  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS
                 AX1+/-(C)                                                                 0.80      11/25/2034          1,205,736
    125,000,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2001-CIB2 CLASS X2+/-(C)++                                         1.00      04/15/2035          3,009,125
      3,638,359  JP MORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A+/-                       4.92      04/25/2035          3,609,717
      3,545,396  JP MORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                     5.15      06/25/2035          3,524,784
      2,938,716  JP MORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                      5.37      08/25/2035          2,933,867
         73,832  MASTER ADJUSTABLE RATE MORTGAGES TRUST SERIES 2002-3 CLASS
                 4A1+/-                                                                    6.18      10/25/2032             73,813
     69,796,017  MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X+/-(C)++                  0.92      11/15/2031          1,609,636
      1,800,049  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2003-A3 CLASS
                 AIO+/-(C)                                                                 5.15      03/25/2006             18,900
      2,608,459  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AP2 CLASS +/-A1           4.31      05/25/2035          2,608,541
      6,301,961  RESIDENTIAL FINANCE LIMITED PARTNERSHIP SERIES 2003-C CLASS
                 B3+/-++                                                                   5.50      09/10/2035          6,505,790
      1,373,784  RURAL HOUSING TRUST 1987-1                                                7.33      04/01/2026          1,372,206
        216,839  SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3 CLASS A^            5.51      10/23/2017            193,224
      4,540,352  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
                 A+/-++                                                                    8.56      07/15/2027          4,624,201
        446,082  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2002-8A CLASS
                 3A+/-                                                                     5.70      05/25/2032            444,090
      7,419,942  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-4XS CLASS
                 AIO+/-(C)                                                                 5.00      01/25/2006             30,224
         20,745  STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B
                 CLASS BO^(I)                                                              0.99      06/25/2023             19,454
        179,362  USGI FHA PROJECT LOAN++                                                   7.44      11/24/2019            179,523
      1,031,747  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-               4.82      10/25/2032          1,026,298
      1,220,219  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-               4.38      12/25/2032          1,203,168
      3,028,000  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-                3.07      08/25/2033          2,968,269
        588,841  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-(I)                 6.32      08/25/2032            586,979
        588,841  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-(I)                 6.32      08/25/2032            586,963
        189,313  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-(I)              6.20      12/28/2037            189,313

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $104,753,179)                                                          106,017,251
                                                                                                                    --------------

CORPORATE BONDS & NOTES - 44.25%

AMUSEMENT & RECREATION SERVICES - 0.49%
        923,698  DISNEY CUSTOM REPACKAGED++(I)                                             7.20      01/10/2007            935,558
      1,600,000  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                       4.73      12/01/2010          1,600,000

                                                                                                                         2,535,558
                                                                                                                    --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.57%
      3,000,000  CENTEX CORPORATION                                                        4.88      08/15/2008          2,969,571
                                                                                                                    --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
BUSINESS SERVICES - 0.80%
$     1,440,000  BEAVER VALLEY II FUNDING CORPORATION                                      8.63%     06/01/2007     $    1,469,678
      2,700,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF                    4.50      09/01/2008          2,675,136

                                                                                                                         4,144,814
                                                                                                                    --------------

COMMUNICATIONS - 8.99%
      3,000,000  AMFM INCORPORATED                                                         8.00      11/01/2008          3,190,284
      2,500,000  AT&T CORPORATION SERIES MTNA                                              8.35      05/15/2025          2,593,750
        460,000  CINGULAR WIRELESS SERVICES                                                7.35      03/01/2006            463,095
      2,500,000  CITIZENS COMMUNICATIONS COMPANY                                           7.60      06/01/2006          2,528,125
      1,800,000  CLEAR CHANNEL COMMUNICATIONS                                              3.13      02/01/2007          1,756,809
      3,230,000  COX COMMUNICATIONS INCORPORATED                                           7.75      08/15/2006          3,287,875
      3,000,000  GTE HAWAIIAN TELEPHONE COMPANY SERIES A                                   7.00      02/01/2006          2,996,250
        500,000  HISTORIC TW INCORPORATED                                                  7.48      01/15/2008            523,178
      3,425,000  LENFEST COMMUNICATIONS INCORPORATED                                      10.50      06/15/2006          3,511,704
      1,750,000  QWEST CORPORATION+/-++                                                    7.12      06/15/2013          1,885,625
      2,350,000  SBC COMMUNICATIONS INCORPORATED                                           4.13      09/15/2009          2,262,176
      3,500,000  SPRINT CAPITAL CORPORATION                                                6.13      11/15/2008          3,600,565
      2,899,000  TCI COMMUNICATIONS INCORPORATED                                           6.88      02/15/2006          2,909,100
      5,100,000  TIME WARNER ENTERTAINMENT COMPANY LIMITED PARTNERSHIP                     7.25      09/01/2008          5,356,357
      2,910,000  UNIVISION COMMUNICATIONS INCORPORATED                                     2.88      10/15/2006          2,853,761
      6,935,000  VERIZON GLOBAL FUNDING CORPORATION                                        4.00      01/15/2008          6,800,232
        300,000  VERIZON WIRELESS CAPITAL LLC                                              5.38      12/15/2006            301,439

                                                                                                                        46,820,325
                                                                                                                    --------------

COMPUTER HARDWARE - 0.73%
      3,900,000  IBM CORPORATION                                                           3.80      02/01/2008          3,820,288
                                                                                                                    --------------

DEPOSITORY INSTITUTIONS - 5.35%
      6,800,000  BANK OF AMERICA CORPORATION<<                                             5.25      02/01/2007          6,831,647
     10,550,000  BANK ONE NA                                                               6.25      02/15/2008         10,827,824
        500,000  FIRST BANK NATIONAL ASSOCIATION                                           6.50      02/01/2008            517,254
      5,000,000  HUNTINGTON CAPITAL TRUST I+/-                                             4.94      02/01/2027          4,737,820
      5,000,000  STAR BANC CAPITAL TRUST I+/-                                              4.64      06/15/2027          4,938,290

                                                                                                                        27,852,835
                                                                                                                    --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.00%
      2,000,000  AMEREN CORPORATION                                                        4.26      05/15/2007          1,974,088
      4,500,000  ENTERGY GULF STATES INCORPORATED                                          5.12      08/01/2010          4,373,276
      3,920,000  WASTE MANAGEMENT INCORPORATED                                             6.50      11/15/2008          4,066,443

                                                                                                                        10,413,807
                                                                                                                    --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.40%
      2,000,000  AMETEK INCORPORATED                                                       7.20      07/15/2008          2,087,656
                                                                                                                    --------------

FOOD & KINDRED PRODUCTS - 1.51%
      4,700,000  GENERAL MILLS INCORPORATED                                                3.88      11/30/2007          4,604,632
      3,250,000  HEINZ (HJ) COMPANY+/-++                                                   6.43      12/01/2008          3,250,000

                                                                                                                         7,854,632
                                                                                                                    --------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
FOOD STORES - 1.81%
$     2,750,000  KROGER COMPANY                                                            7.63%     09/15/2006     $    2,795,870
      4,000,000  SAFEWAY INCORPORATED                                                      6.15      03/01/2006          4,005,752
      2,500,000  YUM! BRANDS INCORPORATED                                                  7.65      05/15/2008          2,645,307

                                                                                                                         9,446,929
                                                                                                                    --------------

GENERAL MERCHANDISE STORES - 1.52%
        681,643  WAL-MART CUSTOM REPACKAGED ASSET VEHICLE++(I)                             7.35      07/17/2006            686,149
      7,500,000  WAL-MART STORES INCORPORATED                                              3.38      10/01/2008          7,225,177

                                                                                                                         7,911,326
                                                                                                                    --------------

HEALTH SERVICES - 0.51%
      2,650,000  HCA INCORPORATED                                                          7.13      06/01/2006          2,675,891
                                                                                                                    --------------

HOLDING & OTHER INVESTMENT OFFICES - 2.04%
        908,637  CORE INVESTMENT GRADE TRUST                                               4.64      11/30/2007            897,851
      5,000,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                         5.13      06/28/2007          5,001,705
      5,000,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                         2.80      06/26/2008          4,756,885

                                                                                                                        10,656,441
                                                                                                                    --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.90%
      2,500,000  HARRAHS OPERATING COMPANY INCORPORATED                                    7.50      01/15/2009          2,646,455
      2,000,000  MIRAGE RESORTS INCORPORATED                                               6.75      02/01/2008          2,030,000

                                                                                                                         4,676,455
                                                                                                                    --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.61%
      3,200,000  JOHN DEERE CAPITAL CORPORATION                                            3.88      03/07/2007          3,165,357
                                                                                                                    --------------

INSURANCE CARRIERS - 2.23%
      7,000,000  PROTECTIVE LIFE US FUNDING TRUST++                                        5.88      08/15/2006          7,045,998
      1,800,000  PRUDENTIAL FINANCIAL INCORPORATED+/-                                      4.10      11/15/2006          1,787,166
      2,750,000  WELLPOINT HEALTH NETWORKS                                                 6.38      06/15/2006          2,772,624

                                                                                                                        11,605,788
                                                                                                                    --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
  GOODS - 0.45%
      2,300,000  BAUSCH & LOMB INCORPORATED                                                6.95      11/15/2007          2,372,464
                                                                                                                    --------------

MOTION PICTURES - 0.09%
        460,000  NEWS AMERICA INCORPORATED                                                 6.63      01/09/2008            474,273
                                                                                                                    --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.00%
      4,700,000  COUNTRYWIDE HOME LOAN                                                     5.63      07/15/2009          4,766,284
     12,250,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                           3.50      05/01/2008         11,883,749
         15,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                          5.38      03/15/2007             15,108
        750,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                          6.50      12/10/2007            773,611
      2,250,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                                   7.75      01/19/2010          2,133,950
      2,500,000  HSBC FINANCE CORPORATION                                                  8.88      02/15/2006          2,533,928
      4,000,000  WASHINGTON MUTUAL BANK                                                    4.50      08/25/2008          3,955,056

                                                                                                                        26,061,686
                                                                                                                    --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
OIL & GAS EXTRACTION - 0.96%
$     2,500,000  DEVON ENERGY CORPORATION                                                  2.75%     08/01/2006     $    2,462,175
      2,500,000  MARATHON OIL CORPORATION                                                  5.38      06/01/2007          2,516,120

                                                                                                                         4,978,295
                                                                                                                    --------------

PAPER & ALLIED PRODUCTS - 0.80%
      2,000,000  GEORGIA-PACIFIC CORPORATION                                               7.38      07/15/2008          2,115,000
      2,000,000  INTERNATIONAL PAPER COMPANY                                               6.50      11/15/2007          2,045,098

                                                                                                                         4,160,098
                                                                                                                    --------------
PIPELINES, EXCEPT NATURAL GAS - 0.34%
      1,800,000  PLAINS ALL AMERICAN PIPELINE LIMITED PARTNERSHIP/PAA FINANCE
                 CORPORATION                                                               4.75      08/15/2009          1,766,207
                                                                                                                    --------------

PRIMARY METAL INDUSTRIES - 0.21%
      1,000,000  UNITED STATES STEEL LLC                                                  10.75      08/01/2008          1,103,750
                                                                                                                    --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.39%
      2,000,000  MEDIA GENERAL INCORPORATED                                                6.95      09/01/2006          2,018,318
                                                                                                                    --------------

RAILROAD TRANSPORTATION - 1.34%
      3,500,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                  6.38      12/15/2005          3,501,610
        460,000  CSX CORPORATION                                                           6.25      10/15/2008            474,654
      2,980,000  UNION PACIFIC CORPORATION                                                 5.75      10/15/2007          3,022,107

                                                                                                                         6,998,371
                                                                                                                    --------------

REAL ESTATE - 0.79%
      2,000,000  EOP OPERATING LIMITED PARTNERSHIP                                         6.75      02/15/2008          2,067,084
      2,000,000  HIGHWOODS REALTY LIMITED PARTNERSHIP                                      7.00      12/01/2006          2,026,572

                                                                                                                         4,093,656
                                                                                                                    --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.10%
        540,000  JP MORGAN CHASE & COMPANY                                                 4.00      02/01/2008            530,755
                                                                                                                    --------------

TOBACCO PRODUCTS - 0.39%
      2,000,000  ALTRIA GROUP INCORPORATED                                                 7.20      02/01/2007          2,040,656
                                                                                                                    --------------

TRANSPORTATION EQUIPMENT - 2.39%
      5,800,000  DAIMLERCHRYSLER NA HOLDING CORPORATION<<                                  4.75      01/15/2008          5,745,579
      3,125,000  RAYTHEON COMPANY                                                          6.75      08/15/2007          3,206,775
        400,000  TEXAS EASTERN TRANSMISSION LIMITED PARTNERSHIP                            5.25      07/15/2007            401,490
      3,000,000  TRW INCORPORATED SERIES MTNC                                              6.73      07/11/2007          3,075,498

                                                                                                                        12,429,342
                                                                                                                    --------------

TRANSPORTATION SERVICES - 0.54%
      2,850,000  HERTZ CORPORATION                                                         4.70      10/02/2006          2,841,508
                                                                                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $233,389,786)                                                                      230,507,052
                                                                                                                    --------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
FOREIGN CORPORATE BONDS - 3.97%
$     3,450,000  BRITISH SKY BROADCASTING GROUP PLC                                        8.20%     07/15/2009     $    3,775,087
        250,000  CHEVRON TEXACO CAPITAL COMPANY                                            3.50      09/17/2007            244,834
      2,500,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 8.50      06/15/2010          2,782,982
      2,700,000  ENCANA CORPORATION                                                        4.60      08/15/2009          2,665,939
        250,000  FRANCE TELECOM                                                            7.45      03/01/2006            251,643
      5,360,000  KFW                                                                       3.50      03/14/2008          5,226,016
      1,995,000  NOVA CHEMICALS CORPORATION                                                7.00      05/15/2006          2,007,469
        600,000  REGIONAL DIVERSIFIED FUNDING+/-++                                         5.52      01/25/2036            600,000
      3,000,000  TELUS CORPORATION                                                         7.50      06/01/2007          3,103,302

TOTAL FOREIGN CORPORATE BONDS (COST $21,005,184)                                                                        20,657,272
                                                                                                                    --------------

FOREIGN GOVERNMENT BONDS - 0.28%
      1,500,000  KOREA DEVELOPMENT BANK                                                    4.63      09/16/2010          1,464,661

TOTAL FOREIGN GOVERNMENT BONDS (COST $1,495,800)                                                                         1,464,661
                                                                                                                    --------------

MUNICIPAL BONDS & NOTES - 3.20%
      5,250,000  CALIFORNIA STATEWIDE CDA (HOUSING REVENUE ACA INSURED)+/-SS.              4.25      05/15/2029          5,250,000
      3,015,000  CSUCI FINANCING AUTHORITY OF CALIFORNIA (COLLEGE AND UNIVERSITY
                 REVENUE LOC)+/-SS.                                                        3.79      08/01/2044          2,953,373
      1,330,000  HARRIS COUNTY TX CAPITAL APPRECIATION 3RD LIEN SERIES A2
                 (SPORTS FACILITIES REVENUE, MBIA INSURED)^                                5.48      12/01/2008          1,130,872
        350,000  MILWAUKEE WI REDEVELOPMENT AUTHORITY REDEVELOPMENT REVENUE TAXABLE
                 SCIENCE EDUCATION PROJECT SERIES A-T                                      6.00      08/01/2008            346,409
        750,000  SANTA CRUZ COUNTY AZ IDA (INDUSTRIAL DEVELOPMENT REVENUE)+/-SS.           4.75      08/01/2020            746,258
        875,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA (EXCISE TAX REVENUE LOC)             6.79      06/01/2010            914,655
      2,866,508  TOBACCO SETTLEMENT FINANCING CORPORATION LA (OTHER REVENUE LOC)           6.36      05/15/2025          2,853,236
      2,500,000  WYANDOTTE COUNTY/KANSAS CITY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                 REVENUE SALES TAX-1ST LIEN-AREA A CITIBANK NA INSURED (SALES TAX
                 REVENUE LOC)                                                              4.67      12/01/2009          2,484,075

TOTAL MUNICIPAL BONDS & NOTES (COST $16,750,299)                                                                        16,678,878
                                                                                                                    --------------

US TREASURY SECURITIES - 1.18%

US TREASURY NOTES - 1.18%
      3,000,000  US TREASURY NOTE<<                                                        1.88      01/31/2006          2,989,806
      2,985,000  US TREASURY NOTE<<                                                        3.38      02/15/2008          2,920,169
        250,000  US TREASURY NOTE                                                          2.63      05/15/2008            239,736

                                                                                                                         6,149,711
                                                                                                                    --------------

TOTAL US TREASURY SECURITIES (COST $6,202,073)                                                                           6,149,711
                                                                                                                    --------------

COLLATERAL FOR SECURITIES LENDING - 9.95%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.30%
      1,582,185  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                  1,582,185
                                                                                                                    --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 9.65%
$     1,000,000  AMSTEL FUNDING CORPORATION                                                4.44%     03/28/2006     $      985,900
      1,000,000  AQUIFER FUNDING LIMITED                                                   4.05      12/05/2005            999,550
      2,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION                                 4.07      12/02/2005          1,999,780
        519,000  ATOMIUM FUNDING CORPORATION                                               4.27      01/13/2006            516,384
      1,000,000  BANK ONE CORPORATION+/-                                                   4.45      08/11/2006          1,000,970
        250,000  BEAR STEARNS COMPANY INCORPORATED SERIES MTNB+/-                          4.21      01/17/2006            249,958
      3,000,000  BHP BILLITON FINANCE (USA) BV                                             4.03      12/05/2005          2,998,650
      2,000,000  BUCKINGHAM CDO LLC                                                        4.05      12/05/2005          1,999,100
      1,000,000  BUCKINGHAM CDO LLC                                                        4.05      12/06/2005            999,440
        934,000  CANCARA ASSET SECURITIZATION LIMITED                                      3.95      12/21/2005            931,861
      2,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                          3.85      12/12/2005          1,997,520
      1,000,000  CULLINAN FINANCE CORPORATION                                              3.95      12/13/2005            998,640
        247,000  DANSKE CORPORATION                                                        4.11      12/27/2005            246,259
        801,000  FAIRWAY FINANCE CORPORATION                                               4.10      12/09/2005            800,279
      1,000,000  GENERAL ELECTRIC CAPITAL+/-                                               4.01      03/29/2006          1,000,030
      2,000,000  GEORGE STREET FINANCE LLC                                                 3.82      12/12/2005          1,997,520
      6,000,000  GOLDMAN SACHS REPURCHASE AGREEMENT (MATURITY VALUE $6,000,675)            4.05      12/01/2005          6,000,000
      1,000,000  HARRIER FINANCE FUNDING LLC                                               3.96      01/25/2006            993,520
      1,800,000  HBOS TREASURY SERVICES PLC+/-                                             4.15      01/12/2006          1,799,694
      2,000,000  ING USA ANNUITY & LIFE INSURANCE+/-                                       4.22      06/06/2006          2,000,000
      1,000,000  IRISH LIFE & PERMANENT PLC                                                4.10      12/14/2005            998,530
        250,000  KLIO II FUNDING CORPORATION                                               4.07      12/09/2005            249,775
      3,000,000  KLIO III FUNDING CORPORATION                                              4.06      12/09/2005          2,997,300
      2,000,000  LEXINGTON PARKER CAPITAL CORPORATION                                      4.06      12/01/2005          2,000,000
      2,000,000  LIBERTY LIGHT US CAPITAL+/-                                               4.04      05/26/2006          2,000,280
        892,000  LIBERTY STREET FUNDING CORPORATION                                        4.08      12/13/2005            890,787
      1,000,000  LINKS FINANCE LLC                                                         4.01      12/21/2005            997,710
      2,000,000  LIQUID FUNDING LIMITED+/-                                                 4.07      03/03/2006          2,000,000
        484,000  PARK AVENUE RECEIVABLES CORPORATION                                       4.11      12/14/2005            483,289
      1,376,000  SOLITAIRE FUNDING LLC                                                     3.94      12/13/2005          1,374,129
      3,000,000  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 4.26      07/11/2006          3,000,000
      2,750,000  UNICREDITO ITALIANO+/-                                                    4.34      02/28/2006          2,745,131

                                                                                                                        50,251,986
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $51,834,171)                                                              51,834,171
                                                                                                                    --------------

SHARES

SHORT-TERM INVESTMENTS - 2.87%

MUTUAL FUND - 2.86%
     14,876,259  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            14,876,259
                                                                                                                    --------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                          INTEREST RATE    MATURITY DATE       VALUE
US TREASURY BILLS - 0.01%
$        25,000  US TREASURY BILL^                                                         3.36%     12/01/2005     $       25,000
         40,000  US TREASURY BILL^@                                                        3.87      02/02/2006             39,738

                                                                                                                            64,738
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $14,940,997)                                                                         14,940,997
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $576,426,906)*                     109.52%                                                                       570,511,145
OTHER ASSETS AND LIABILITIES, NET         (9.52)                                                                       (49,572,025)
                                         ------                                                                     --------------

TOTAL NET ASSETS                         100.00%                                                                    $  520,939,120
                                         ======                                                                     ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD TO MATURITY OF AN INTEREST-ONLY IS EXTREMELY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

(I)   ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $14,876,259.

@     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.27%
$       406,935  SALOMON BROTHERS MORTGAGE SECURITIES VII
                 SERIES 1994-5 CLASS B2+/-                                                 4.60%      04/25/2024    $      408,055

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $391,264)                                                                  408,055
                                                                                                                    --------------
CORPORATE BONDS & NOTES - 64.67%

APPAREL & ACCESSORY STORES - 1.49%
      2,000,000  GAP INCORPORATED                                                          9.55       12/15/2008         2,226,232
                                                                                                                    --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 2.38%
      1,740,000  DR HORTON INCORPORATED                                                    7.50       12/01/2007         1,807,392
      1,750,000  STANDARD-PACIFIC CORPORATION<<                                            6.50       10/01/2008         1,736,875

                                                                                                                         3,544,267
                                                                                                                    --------------
BUSINESS SERVICES - 1.46%
        725,000  BRICKMAN GROUP LIMITED SERIES B                                          11.75       12/15/2009           801,125
      1,500,000  SUNGARD DATA SYSTEMS INCORPORATED                                         3.75       01/15/2009         1,376,250

                                                                                                                         2,177,375
                                                                                                                    --------------
CHEMICALS & ALLIED PRODUCTS - 4.22%
      1,515,000  FMC CORPORATION SERIES MTNA                                               7.00       05/15/2008         1,570,482
      2,415,000  IMC GLOBAL INCORPORATED                                                  10.88       06/01/2008         2,674,613
      1,900,000  MILLENNIUM AMERICA INCORPORATED                                           9.25       06/15/2008         2,052,000

                                                                                                                         6,297,095
                                                                                                                    --------------
COMMUNICATIONS - 14.16%
      2,500,000  AT&T CORPORATION SERIES MTNA                                              8.35       05/15/2025         2,593,750
      2,495,000  CITIZENS COMMUNICATIONS COMPANY                                           7.60       06/01/2006         2,523,069
      1,915,000  CSC HOLDINGS INCORPORATED                                                 7.25       07/15/2008         1,915,000
      1,000,000  DOBSON CELLULAR SYSTEMS+/-                                                9.00       11/01/2011         1,037,500
      2,970,000  LENFEST COMMUNICATIONS INCORPORATED                                      10.50       06/15/2006         3,045,186
      2,250,000  MCI INCORPORATED                                                          8.74       05/01/2014         2,483,437
      1,165,000  PANAMSAT CORPORATION                                                      6.38       01/15/2008         1,170,825
      2,000,000  PANAMSAT HOLDING CORPORATION#                                             9.80       11/01/2014         1,395,000
      2,000,000  PAXSON COMMUNICATION CORPORATION+/-++                                     6.90       01/15/2010         2,005,000
      2,750,000  QWEST CORPORATION+/-++                                                    7.12       06/15/2013         2,963,125

                                                                                                                        21,131,892
                                                                                                                    --------------
ELECTRIC, GAS & SANITARY SERVICES - 5.26%
      1,475,000  ALLIED WASTE NORTH AMERICA SERIES B                                       8.88       04/01/2008         1,552,437
      2,000,000  CMS ENERGY CORPORATION<<                                                  7.50       01/15/2009         2,045,000
      2,490,000  SIERRA PACIFIC POWER COMPANY SERIES A                                     8.00       06/01/2008         2,608,275
      1,615,000  TXU ENERGY COMPANY LLC                                                    6.13       03/15/2008         1,639,931

                                                                                                                         7,845,643
                                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
  EXCEPT COMPUTER EQUIPMENT - 1.05%
      1,500,000  AMETEK INCORPORATED                                                       7.20       07/15/2008         1,565,742
                                                                                                                    --------------
FOOD & KINDRED PRODUCTS - 1.01%
      1,440,000  CONSTELLATION BRANDS INCORPORATED SERIES B                                8.00       02/15/2008         1,504,800
                                                                                                                    --------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
HEALTH SERVICES - 4.02%
$     2,000,000  ALLIANCE IMAGING INCORPORATED                                            10.38%      04/15/2011    $    2,137,500
      1,500,000  EXTENDICARE HEALTH SERVICES                                               9.50       07/01/2010         1,590,000
      2,160,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                                   7.88       02/01/2008         2,273,400

                                                                                                                         6,000,900
                                                                                                                    --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 6.87%
      2,185,000  AMERISTAR CASINOS INCORPORATED                                           10.75       02/15/2009         2,321,562
      2,000,000  CHUMASH CASINO & RESORT ENTERPRISE++                                      9.00       07/15/2010         2,125,000
      2,500,000  HANOVER EQUIPMENT TRUST SERIES B                                          8.75       09/01/2011         2,637,500
        779,000  HMH PROPERTIES INCORPORATED SERIES B<<                                    7.88       08/01/2008           790,685
      2,250,000  MGM MIRAGE INCORPORATED                                                   9.75       06/01/2007         2,368,125

                                                                                                                        10,242,872
                                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.35%
      1,800,000  MANITOWOC COMPANY INCORPORATED                                           10.50       08/01/2012         2,007,000
                                                                                                                    --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
  MEDICAL & OPTICAL GOODS - 1.59%
      2,300,000  BAUSCH & LOMB INCORPORATED                                                6.95       11/15/2007         2,372,464
                                                                                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.87%
        750,000  JACUZZI BRANDS INCORPORATED                                               9.63       07/01/2010           798,750
      1,850,000  OWENS-BROCKWAY GLASS CONTAINERS                                           8.75       11/15/2012         1,998,000

                                                                                                                         2,796,750
                                                                                                                    --------------
MISCELLANEOUS RETAIL - 1.40%
      2,000,000  RITE AID CORPORATION                                                     12.50       09/15/2006         2,090,000
                                                                                                                    --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.21%
      2,000,000  FORD MOTOR CREDIT COMPANY                                                 4.95       01/15/2008         1,823,506
      1,000,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                     7.75       01/19/2010           948,422
        500,000  HUNTSMAN ADVANCED MATERIALS LLC+/-<<                                     11.83       07/15/2008           525,000

                                                                                                                         3,296,928
                                                                                                                    --------------
PAPER & ALLIED PRODUCTS - 3.14%
      2,675,000  GEORGIA-PACIFIC CORPORATION                                               7.38       07/15/2008         2,828,812
      1,750,000  PLAYTEX PRODUCTS INCORPORATED                                             8.00       03/01/2011         1,855,000

                                                                                                                         4,683,812
                                                                                                                    --------------
PERSONAL SERVICES - 0.68%
      1,000,000  SERVICE CORPORATION INTERNATIONAL                                         6.50       03/15/2008         1,012,500
                                                                                                                    --------------
PIPELINES, EXCEPT NATURAL GAS - 1.38%
      2,105,000  PLAINS ALL AMERICAN PIPELINE LIMITED PARTNERSHIP/PAA FINANCE
                 CORPORATION                                                               4.75       08/15/2009         2,065,481
                                                                                                                    --------------
PRIMARY METAL INDUSTRIES - 2.54%
      2,000,000  EARLE M JORGENSEN COMPANY                                                 9.75       06/01/2012        2,140,000
      1,500,000  UNITED STATES STEEL LLC                                                  10.75       08/01/2008        1,655,625

                                                                                                                         3,795,625
                                                                                                                    --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.68%
$     2,000,000  DEX MEDIA EAST LLC/DEX MEDIA EAST FINANCE COMPANY                         9.88%      11/15/2009    $    2,165,000
        700,000  DEX MEDIA WEST LLC/DEX MEDIA FINANCE COMPANY SERIES B                     9.88       08/15/2013           774,375
      1,000,000  UCAR FINANCE INCORPORATED                                                10.25       02/15/2012         1,055,000

                                                                                                                         3,994,375
                                                                                                                    --------------
REAL ESTATE - 0.54%
        780,000  HOST MARRIOTT LIMITED PARTNERSHIP SERIES M                                7.00       08/15/2012           804,375
                                                                                                                    --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.05%
      1,400,000  WESTERN FINANCIAL BANK                                                    9.63       05/15/2012         1,571,500
                                                                                                                    --------------
TRANSPORTATION EQUIPMENT - 2.32%
      2,075,000  ARVINMERITOR INCORPORATED                                                 6.63       06/15/2007         2,012,750
      1,500,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                                  5.22       03/20/2007         1,449,474

                                                                                                                         3,462,224
                                                                                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $97,191,489)                                                                        96,489,852
                                                                                                                    --------------
FOREIGN CORPORATE BONDS - 6.41%
      2,550,000  BRITISH SKY BROADCASTING GROUP PLC                                        8.20       07/15/2009         2,790,281
      1,000,000  CP SHIPS LIMITED                                                         10.38       07/15/2012         1,127,500
      1,490,000  CROWN CORK & SEAL FINANCE PLC<<                                           7.00       12/15/2006         1,508,625
      2,030,000  NOVA CHEMICALS CORPORATION SERIES MTN                                     7.40       04/01/2009         2,065,525
      2,000,000  ROGERS WIRELESS INCORPORATED+/-                                           7.00       12/15/2010         2,065,000

TOTAL FOREIGN CORPORATE BONDS (COST $9,643,583)                                                                          9,556,931
                                                                                                                    --------------
TERM LOANS - 20.74%
        781,136  ACCURIDE INTERNATIONAL INCORPORATED TERM LOAN+/-++                        6.18       01/06/2012           786,018
      1,997,517  CHARTER COMMUNICATIONS TERM LOAN+/-++                                     7.25       04/27/2010         1,998,296
      1,921,569  DAVITA INCORPORATED TERM LOAN B+/-++                                      6.41       10/05/2012         1,947,587
      1,467,609  DEX MEDIA WEST LLC TERM LOAN B+/-++                                       5.96       09/10/2010         1,472,203
      2,000,000  DIRECTV TERM LOAN+/-++                                                    5.51       04/08/2013         2,016,880
      2,310,000  GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B+/-++                           7.06       04/08/2010         2,319,633
        992,500  GRAHAM PACKAGING COMPANY LIMITED PARTNERSHIP TERM LOAN+/-++               6.56       09/15/2011         1,004,023
      1,417,824  INVISTA TERM LOAN B+/-++                                                  6.31       04/30/2011         1,435,546
      1,022,807  LIFEPOINT INCORPORATED TERM LOAN B+/-++                                   6.18       04/15/2012         1,027,603
        873,144  MIDWEST GENERATION LLC TERM LOAN+/-++                                     6.17       04/05/2011           881,335
      2,000,000  MUELLER GROUP TERM LOAN+/-++                                              6.40       10/03/2012         2,025,000
      2,497,069  NALCO COMPANY TERM LOAN B+/-++                                            5.81       11/01/2010         2,527,509
      2,000,000  NEIMAN MARCUS GROUP INCORPORATED TERM LOAN B+/-++                         6.48       04/03/2013         2,006,660
      1,995,000  NEW PAGE CORPORATION TERM LOAN B+/-++                                     6.58       04/07/2011         2,012,456
        442,522  NEW SKIES SATELLITES TERM LOAN+/-++                                       5.91       05/04/2011           446,947
        987,500  NORTEK HOLDINGS INCORPORATED TERM LOAN+/-++                               5.91       07/28/2011           996,881
        886,892  POLYPORE INTERNATIONAL INCORPORATED TERM LOAN+/-++                        6.47       05/14/2010           885,047
      2,387,692  REGAL CINEMAS CORPORATION TERM LOAN B+/-++                                6.02       10/19/2010         2,408,584
        995,000  SPECTRUM BRANDS INCORPORATED TERM LOAN+/-++                               6.15       02/07/2012           995,418
        760,000  VISANT CORPORATION TERM LOAN B+/-++                                       5.94       09/30/2011           762,850
        984,189  WARNER MUSIC GROUP TERM LOAN+/-++                                         6.26       03/18/2010           992,801

TOTAL TERM LOANS (COST $30,719,852)                                                                                     30,949,277
                                                                                                                    --------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

                 SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE

COLLATERAL FOR SECURITIES LENDING - 2.86%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.22%
        100,000  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                             $      100,000
        238,490  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           238,490

                                                                                                                           338,490
                                                                                                                    --------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 2.64%
$     3,935,000  MORGAN STANLEY REPURCHASE AGREEMENT (MATURITY VALUE $3,935,439)           4.02%      12/01/2005         3,935,000
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,273,490)                                                                4,273,490
                                                                                                                    --------------
SHARES

SHORT-TERM INVESTMENTS - 4.78%

MUTUAL FUND - 4.77%
      7,120,260  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                             7,120,260
                                                                                                                    --------------
PRINCIPAL

US TREASURY BILLS - 0.01%
$        10,000  US TREASURY BILL^@                                                        3.30       12/22/2005             9,980
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,130,241)                                                                           7,130,240
                                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $149,349,919)*                      99.73%                                                                    $  148,807,845
OTHER ASSETS AND LIABILITIES, NET          0.27                                                                            406,230
                                         ------                                                                     --------------
TOTAL NET ASSETS                         100.00%                                                                    $  149,214,075
                                         ======                                                                     ==============

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

#     STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,120,260.

@     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
AGENCY SECURITIES - 8.13%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.58%
$       335,733  FHLMC #1B0128+/-                                                          6.16%     09/01/2031     $      338,422
         90,521  FHLMC #1B0145+/-                                                          6.03      10/01/2031             91,730
        586,127  FHLMC #555243                                                             9.00      11/01/2016            632,205
      1,243,656  FHLMC #555427                                                             9.50      09/01/2020          1,415,954
        524,485  FHLMC #555490                                                             9.50      12/01/2016            566,231
      3,575,128  FHLMC #555519<<                                                           9.00      12/01/2016          3,876,112
        915,275  FHLMC #788792+/-<<                                                        6.06      01/01/2029            946,358
      1,914,412  FHLMC #789272+/-                                                          5.70      04/01/2032          1,968,007
        327,377  FHLMC #846989+/-                                                          5.64      06/01/2031            335,675
        442,327  FHLMC #846990+/-                                                          6.20      10/01/2031            455,793
      1,069,668  FHLMC #884013                                                            10.50      05/01/2020          1,198,944
        820,786  FHLMC #A01734<<                                                           9.00      08/01/2018            888,846
        319,329  FHLMC #A01849                                                             9.50      05/01/2020            361,822
      1,929,676  FHLMC #C64637<<                                                           7.00      06/01/2031          2,013,741
      2,489,193  FHLMC #G01126<<                                                           9.50      12/01/2022          2,728,819
      1,513,786  FHLMC #G11150<<                                                           7.50      12/01/2011          1,568,371
      1,237,480  FHLMC #G11200<<                                                           8.00      01/01/2012          1,297,131
      1,457,182  FHLMC #G11229<<                                                           8.00      01/01/2013          1,523,449
      1,115,666  FHLMC #G11391<<                                                           7.50      06/01/2012          1,170,441
      1,452,491  FHLMC #G40362<<                                                           5.00      05/01/2006          1,453,944
        610,294  FHLMC #G80118                                                            10.00      11/17/2021            691,031

                                                                                                                        25,523,026
                                                                                                                    --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.02%
        839,112  FNMA #100001                                                              9.00      02/15/2020            929,765
        719,790  FNMA #100256                                                              9.00      10/15/2021            793,232
        944,813  FNMA #100259                                                              7.50      12/15/2009            974,788
        280,996  FNMA #190722                                                              9.50      03/01/2021            312,086
        930,328  FNMA #190909<<                                                            9.00      06/01/2024          1,032,096
      1,354,577  FNMA #252870<<                                                            7.00      11/01/2014          1,409,375
        716,651  FNMA #310010                                                              9.50      12/01/2020            818,606
         96,014  FNMA #323069                                                              9.00      11/01/2007             96,166
         10,665  FNMA #323498                                                              9.50      12/01/2009             10,908
      2,799,857  FNMA #323534<<                                                            9.00      12/01/2016          3,076,449
      1,907,468  FNMA #340181                                                              7.00      12/01/2010          1,966,507
        751,704  FNMA #344890                                                             10.25      09/01/2021            851,749
        403,537  FNMA #379046                                                              9.50      03/01/2010            417,786
        751,446  FNMA #392647                                                              9.00      10/01/2013            783,642
         68,703  FNMA #426817                                                             10.00      12/01/2009             69,038
        576,312  FNMA #458004                                                             10.00      03/20/2018            639,270
        122,918  FNMA #522159+/-                                                           7.18      02/01/2030            124,694
        691,191  FNMA #523850                                                             10.50      10/01/2014            742,842
      1,624,641  FNMA #535807<<                                                           10.50      04/01/2022          1,842,744
      2,375,889  FNMA #545117+/-                                                           6.18      12/01/2040          2,443,542
      1,943,262  FNMA #545131<<                                                            8.00      03/01/2013          2,011,365
        514,865  FNMA #545157                                                              8.50      11/01/2012            536,931
      2,589,771  FNMA #545325<<                                                            8.50      07/01/2017          2,785,545

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------
   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$     1,003,132  FNMA #545460+/-<<                                                         5.81%     11/01/2031     $    1,035,857
        690,458  FNMA #591199+/-                                                           6.07      08/01/2031            694,540
      4,231,997  FNMA #598559<<                                                            6.50      08/01/2031          4,377,169
        182,920  FNMA #604060+/-                                                           6.01      09/01/2031            186,759
      1,094,830  FNMA #604689+/-<<                                                         6.41      10/01/2031          1,124,821
      1,058,203  FNMA #635070+/-<<                                                         5.15      05/01/2032          1,072,566
        882,078  FNMA #646643+/-<<                                                         5.94      06/01/2032            896,068
        952,923  FNMA #660508<<                                                            7.00      05/01/2013            989,976
      3,873,777  FNMA #724657+/-<<                                                         6.46      07/01/2033          4,046,957
        552,649  FNMA #8243                                                               10.00      01/01/2010            591,725

                                                                                                                        39,685,564
                                                                                                                    --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.53%
        220,644  GNMA #780253                                                              9.50      11/15/2017            241,666
        935,757  GNMA #780267                                                              9.00      11/15/2017          1,023,930
        802,054  GNMA #780664                                                             10.00      10/20/2017            904,019
      2,554,885  GNMA #781310<<                                                            8.00      01/15/2013          2,667,635
      2,635,643  GNMA #781311<<                                                            7.50      02/15/2013          2,742,722
      4,065,036  GNMA #781540<<                                                            7.00      05/15/2013          4,248,581
      3,126,083  GNMA #781614<<                                                            7.00      06/15/2033          3,314,633

                                                                                                                        15,143,186
                                                                                                                    --------------

TOTAL AGENCY SECURITIES (COST $77,538,438)                                                                              80,351,776
                                                                                                                    --------------
ASSET-BACKED SECURITIES - 24.01%
      8,700,000  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                            4.87      10/25/2033          8,724,039
     10,958,000  ACCREDITED MORTGAGE LOAN TRUST SERIES 2004-3 CLASS 1A2+/-                 3.44      10/25/2034         10,853,441
     20,193,908  AIRPLANES PASS THROUGH TRUST SERIES 1R CLASS B+/-^^(I)                    3.97      03/15/2019          2,827,147
      2,991,404  ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2003-HE6
                 CLASS AIO(C)                                                              4.00      11/25/2033             48,972
     10,000,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                        4.44      03/15/2012         10,055,713
     13,000,000  CAPITAL ONE MASTER TRUST SERIES 2001-5 CLASS A                            5.30      06/15/2009         13,044,330
      3,433,301  CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2004-3 CLASS A2           3.04      07/15/2007          3,420,961
      9,616,821  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                    4.84      03/25/2034          9,647,023
      7,400,000  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                 2003-5 CLASS 2M1+/-                                                       4.79      05/25/2033          7,427,217
        590,708  CLYDESDALE CBO I LIMITED SERIES 1A CLASS A1+/-++                          4.71      03/25/2011            590,708
      5,456,112  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A
                 CLASS A(I)                                                                7.23      07/16/2028              1,705
      5,007,120  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-               4.36      05/15/2028          5,010,388
      1,703,130  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-               4.41      02/15/2034          1,707,998
      8,033,043  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-              4.42      12/15/2033          8,048,670
      5,349,655  COUNTRYWIDE HOME LOANS SERIES 2001-HYB1 CLASS 1A1+/-                      4.68      06/19/2031          5,377,706
     11,936,241  DAIMLERCHRYSLER AUTO TRUST SERIES 2005-A CLASS M1                         3.17      09/08/2007         11,891,125
     17,205,264  DUKE FUNDING LIMITED SERIES 2000-1A CLASS A+/-++                          4.81      11/10/2030         17,205,264
     60,352,490  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(C)++(I)                   0.83      09/29/2031          1,538,989
     76,527,653  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2E(C)++                     0.83      09/29/2031          1,951,455
        708,594  EDUCAP INCORPORATED SERIES 1993-A CLASS A3+/-(I)                          5.03      08/20/2008            708,983
      4,840,000  EPIC TRUST SERIES 1996-1 CLASS B^^++(I)                                   5.12      09/25/2009            338,800
      1,314,960  EPIC TRUST SERIES 1996-1 CLASS C+/-^^++(I)                               10.00      09/25/2009             13,150
      4,576,548  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                  4.94      09/25/2033          4,585,275
      2,365,280  FIRST FRANKLIN MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
                 2000-FF1 CLASS M1+/-                                                      5.02      09/25/2030          2,366,206

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
ASSET-BACKED SECURITIES (CONTINUED)
$    10,075,000  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A2                                 4.32%     05/15/2008     $   10,040,186
     13,203,774  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                         4.31      08/25/2035         13,201,457
     12,000,000  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                         4.89      02/25/2034         12,063,662
      8,200,000  HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                         4.84      03/25/2034          8,226,311
      9,500,000  MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-                 4.87      10/25/2033          9,532,709
      2,304,978  OAKWOOD MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A5            7.35      04/15/2027          2,326,637
      1,763,802  PROVIDENT CBO I LIMITED SERIES 1A CLASS A1+/-++                           4.60      12/09/2010          1,763,802
      1,421,097  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                 CLASS AII+/-                                                              4.26      03/25/2032          1,421,532
      9,125,000  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8
                 CLASS MII1+/-                                                             4.82      10/25/2033          9,129,899
      7,872,483  SOUTH STREET CBO LIMITED SERIES 2000-1 CLASS A2L+/-++                     5.03      05/30/2012          7,933,101
     11,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10
                 CLASS M1+/-                                                               4.94      10/25/2033         11,027,786
     15,000,000  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3
                 CLASS M1+/-                                                               5.14      04/25/2033         15,070,077
      2,312,055  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                       4.67      12/25/2034          2,317,072
      6,000,000  WILLIAM STREET FUNDING CORPORATION CLASS 2005-1 CLASS A+/-++              4.46      01/23/2011          5,995,800

TOTAL ASSET-BACKED SECURITIES (COST $267,511,269)                                                                      237,435,296
                                                                                                                    --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 29.84%
        168,365  ASSET SECURITIZATION CORPORATION SERIES 1995-D1 CLASS A1                  7.59      07/11/2027            170,372
        944,128  ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1                 7.10      08/13/2029            961,537
     37,285,294  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
                 2001-PB1 CLASS XP+/-(C)++                                                 1.77      05/11/2035          2,447,489
      5,016,201  BANC OF AMERICA LARGE LOAN SERIES 2003-BBA2 CLASS F+/-++                  5.02      11/15/2015          5,045,657
      5,800,000  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-            5.26      12/25/2035          5,782,310
        633,534  CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7
                 CLASS A+/-(I)                                                             5.34      03/25/2022            634,565
        619,790  COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z                8.00      09/20/2021            619,771
     78,862,310  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-J9 CLASS
                 1AIO+/-(C)                                                                1.40      03/25/2007            777,582
      2,013,108  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                    6.00      02/25/2017          2,023,907
      1,499,634  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST SERIES
                 2001-HYB1 CLASS 2A1+/-                                                    4.96      06/19/2031          1,564,444
      1,980,630  COUNTRYWIDE HOME LOAN MORTGAGE PASS THROUGH TRUST SERIES
                 2004-30 CLASS 3A1+/-                                                      5.84      09/25/2034          2,035,251
      1,389,659  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 1997-C2
                 CLASS A2                                                                  6.52      01/17/2035          1,389,944
     81,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CF2 CLASS ACP+/-(C)++                                                1.17      02/15/2034          2,074,621
    115,383,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CK1 CLASS ACP+/-(C)++                                                1.03      12/16/2035          2,511,103
    100,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CK6 CLASS ACP+/-(C)                                                  0.93      08/15/2036          2,591,600
     90,200,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2001-CKN5 CLASS ACP+/-(C)++                                               1.94      09/15/2034          4,725,551
        752,571  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
                 2003-TF2A CLASS F+/-++                                                    5.22      11/15/2014            752,710
      9,618,000  DEUTSCHE MORTGAGE SECURITIES INCORPORATED SERIES
                 2004-2 CLASS AIO+/-(C)                                                    3.50      02/25/2006             48,101
      3,064,467  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A             7.45      06/10/2033          3,071,140
        817,429  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-(I)           5.34      01/25/2022            814,738
        160,968  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS
                 A1+/-(I)                                                                  4.75      02/20/2021            160,502
        847,794  FANNIE MAE SERIES 1988-5 CLASS Z                                          9.20      03/25/2018            891,685
     19,000,000  FHLMC SERIES 3049 CLASS G<<                                               5.50      05/15/2034         19,028,432
      2,745,050  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6             9.50      02/25/2042          2,962,259
      2,142,357  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                                9.50      06/25/2030          2,293,540
      6,024,621  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                               9.50      12/25/2041          6,504,277
      5,017,205  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                               9.50      08/25/2041          5,415,820
     10,817,136  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                             5.30      07/25/2041         10,912,589
      5,800,937  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                9.50      11/25/2031          6,180,811
        600,844  FNMA SERIES 1988-4 CLASS Z                                                9.25      03/25/2018            641,650
        372,006  FNMA SERIES 1988-9 CLASS Z                                                9.45      04/25/2018            400,305

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     1,029,116  FNMA SERIES 1989-30 CLASS Z                                               9.50%     06/25/2019     $    1,108,817
        267,773  FNMA SERIES 1989-49 CLASS E                                               9.30      08/25/2019            285,547
        224,553  FNMA SERIES 1990-111 CLASS Z                                              8.75      09/25/2020            234,776
        540,400  FNMA SERIES 1990-119 CLASS J                                              9.00      10/25/2020            581,564
        286,030  FNMA SERIES 1990-124 CLASS Z                                              9.00      10/25/2020            308,803
      1,149,356  FNMA SERIES 1990-21 CLASS Z                                               9.00      03/25/2020          1,244,798
        625,710  FNMA SERIES 1990-27 CLASS Z                                               9.00      03/25/2020            669,713
        341,852  FNMA SERIES 1990-30 CLASS D                                               9.75      03/25/2020            359,981
      1,577,163  FNMA SERIES 1991-132 CLASS Z                                              8.00      10/25/2021          1,668,577
        593,188  FNMA SERIES 1992-71 CLASS X                                               8.25      05/25/2022            640,701
      3,254,646  FNMA SERIES G-22 CLASS ZT                                                 8.00      12/25/2016          3,429,805
      4,476,298  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                                4.90      05/25/2042          4,534,687
      2,307,655  FNMA WHOLE LOAN SERIES 2003-W10 CLASS 3A2A                                2.20      07/25/2037          2,280,660
      1,819,777  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                               6.01      06/25/2033          1,835,600
     13,342,306  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                4.86      08/25/2042         13,450,983
    140,073,600  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1
                 CLASS X2+/-(C)++                                                          0.95      05/15/2033          3,031,529
    181,365,889  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                 CLASS X2+/-(C)++                                                          1.25      08/11/2033          5,297,262
      2,282,507  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2000-C2 CLASS A1                                                          7.27      08/16/2033          2,308,611
    131,400,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
                 2001-C2 CLASS X2+/-(C)++                                                  0.94      04/15/2034          2,569,974
      9,161,531  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                    4.59      06/25/2034          9,189,969
      7,720,645  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                    4.95      06/25/2034          7,871,838
      6,830,587  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                        5.22      04/25/2032          6,834,840
        552,999  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E+/-                  4.08      06/25/2024            551,632
      9,600,000  IMPAC SECURED ASSETS CORPORATION SERIES 2003-3 CLASS AIO(C)               5.75      01/25/2006             45,658
      7,493,031  IMPAC SECURED ASSETS CORPORATION SERIES 2004-1 CLASS AIO+/-(C)            3.50      02/25/2006             27,492
    460,544,296  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14
                 CLASS AX1+/-(C)                                                           0.80      01/25/2035          4,965,243
    250,830,211  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8
                 CLASS AX1+/-(C)                                                           0.80      11/25/2034          2,586,686
    248,861,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
                 SERIES 2001-CIB2 CLASS X2+/-(C)++                                         1.00      04/15/2035          5,990,831
      6,872,457  JP MORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A+/-                       4.92      04/25/2035          6,818,355
      7,090,793  JP MORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                     5.15      06/25/2035          7,049,567
      5,877,432  JP MORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                      5.37      08/25/2035          5,867,735
      3,233,443  MLCC SERIES 1996-C CLASS B+/-(I)                                          5.16      09/15/2021          2,649,483
          2,794  MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2+/-(I)                 9,287.00      04/20/2021             12,971
      5,154,638  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AP2 CLASS A1+/-           4.31      05/25/2035          5,154,798
      9,000,000  OPTEUM MORTGAGE ACCEPTANCE CORPORATION SERIES 2005-5 CLASS
                 2A1A+/-                                                                   5.47      11/25/2035          8,999,910
         79,708  PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-              5.21      04/25/2018             79,699
        150,562  RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/-++                4.30      04/26/2021            147,551
     12,119,156  RESIDENTIAL FINANCE LIMITED PARTNERSHIP SERIES
                 2003-C CLASS B3+/-++                                                      5.50      09/10/2035         12,511,134
      7,756,260  RESIDENTIAL FINANCE LIMITED PARTNERSHIP SERIES
                 2003-C CLASS B4+/-++                                                      5.70      09/10/2035          7,833,693
      4,297,374  SACO I TRUST SERIES 2005-2 CLASS A+/-++                                   4.39      04/25/2035          4,295,178
      1,668,225  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES
                 1990-2 CLASS A+/-^                                                        4.64      11/25/2020          1,663,145
      3,957,170  SEQUOIA MORTGAGE TRUST SERIES 8 CLASS 3A+/-                               5.13      08/20/2032          3,959,025
     11,636,774  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                 2001-4 CLASS A1                                                           9.22      10/25/2024         12,265,222
      2,051,082  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES
                 2001-4 CLASS A2                                                           9.65      10/25/2024          2,102,612
        892,554  STRUCTURED ASSET SECURITIES CORPORATION SERIES
                 1998-2 CLASS A+/-                                                         4.71      02/25/2028            892,554
      6,440,990  STRUCTURED ASSET SECURITIES CORPORATION SERIES
                 1998-RF1 CLASS A+/-++                                                     8.74      04/15/2027          6,552,747
      8,470,014  STRUCTURED ASSET SECURITIES CORPORATION SERIES
                 1998-RF2 CLASS A+/-++                                                     8.55      07/15/2027          8,626,435

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$       701,293  STRUCTURED ASSET SECURITIES CORPORATION SERIES
                 2002-8A CLASS 3A+/-                                                       5.70%     05/25/2032     $      698,162
      2,857,146  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-               4.82      10/25/2032          2,842,056
      2,823,034  WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-               4.38      12/25/2032          2,783,586
      6,952,000  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-                3.07      08/25/2033          6,814,863
        973,273  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-(I)                 6.32      08/25/2032            970,195
        858,028  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-(I)                 6.32      08/25/2032            855,292
      3,300,305  WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-(I)              6.20      12/28/2037          3,300,305

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $293,795,034)                                                          295,087,113
                                                                                                                    --------------
CORPORATE BONDS & NOTES - 27.24%

AMUSEMENT & RECREATION SERVICES - 0.57%
      1,920,000  CAESARS ENTERTAINMENT INCORPORATED                                        8.50      11/15/2006          1,975,329
      3,700,000  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                       4.73      12/01/2010          3,700,000

                                                                                                                         5,675,329
                                                                                                                    --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.25%
      2,405,000  DR HORTON INCORPORATED                                                    7.50      12/01/2007          2,498,148
                                                                                                                    --------------
BUSINESS SERVICES - 0.46%
      4,535,000  CENDANT CORPORATION                                                       6.88      08/15/2006          4,582,150
                                                                                                                    --------------
COMMUNICATIONS - 4.84%
      2,890,000  ALLTEL CORPORATION                                                        4.66      05/17/2007          2,875,382
         15,000  CITIZENS COMMUNICATIONS COMPANY                                           7.60      06/01/2006             15,169
     10,020,000  CLEAR CHANNEL COMMUNICATIONS                                              3.13      02/01/2007          9,779,570
      3,850,000  COX COMMUNICATIONS INCORPORATED                                           7.75      08/15/2006          3,918,984
      2,000,000  COX COMMUNICATIONS INCORPORATED+/-                                        4.41      12/14/2007          2,015,326
      1,000,000  LENFEST COMMUNICATIONS INCORPORATED                                      10.50      06/15/2006          1,025,315
      1,155,000  LIBERTY MEDIA CORPORATION+/-                                              5.37      09/17/2006          1,162,080
      2,250,000  QWEST CORPORATION+/-++                                                    7.12      06/15/2013          2,424,375
      5,000,000  SBC COMMUNICATIONS INCORPORATED+/-                                        4.54      11/14/2008          5,008,010
      6,000,000  SPRINT CAPITAL CORPORATION                                                6.13      11/15/2008          6,172,398
      7,100,000  UNIVISION COMMUNICATIONS INCORPORATED                                     2.88      10/15/2006          6,962,786
      6,455,000  VERIZON WIRELESS CAPITAL LLC                                              5.38      12/15/2006          6,485,965

                                                                                                                        47,845,360
                                                                                                                    --------------
COMPUTER HARDWARE - 0.52%
      5,300,000  IBM CORPORATION                                                           3.80      02/01/2008          5,191,673
                                                                                                                    --------------
DEPOSITORY INSTITUTIONS - 5.78%
      5,000,000  ALLFIRST PREFERRED CAPITAL TRUST+/-                                       5.65      07/15/2029          5,079,645
      7,500,000  CENTRAL FIDELITY CAPITAL I SERIES A+/-                                    5.15      04/15/2027          7,497,802
      9,500,000  FIRST MARYLAND CAPITAL I+/-                                               5.15      01/15/2027          9,473,428
      2,000,000  HUNTINGTON CAPITAL TRUST I+/-                                             4.94      02/01/2027          1,895,128
     12,305,000  NTC CAPITAL TRUST II SERIES B+/-                                          4.74      04/15/2027         11,877,020
        820,000  NTC CAPITAL TRUST SERIES A+/-                                             4.67      01/15/2027            786,400
      5,300,000  SOVEREIGN BANCORP+/-++                                                    4.15      03/01/2009          5,301,177
      5,000,000  STAR BANC CAPITAL TRUST I+/-                                              4.64      06/15/2027          4,938,290
      4,500,000  SUNTRUST CAPITAL III+/-                                                   4.52      03/15/2028          4,381,565

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$     6,000,000  WACHOVIA BANK NATIONAL SERIES BKNT                                        4.38%     08/15/2008     $    5,926,656

                                                                                                                        57,157,111
                                                                                                                    --------------
ELECTRIC, GAS & SANITARY SERVICES - 1.95%
      4,800,000  ENTERGY GULF STATES INCORPORATED+/-                                       4.27      12/01/2009          4,715,894
      2,890,000  ENTERGY GULF STATES INCORPORATED                                          5.12      08/01/2010          2,808,615
      1,750,000  FPL GROUP CAPITAL INCORPORATED                                            3.25      04/11/2006          1,741,311
      1,100,000  GPU INCORPORATED SERIES A                                                 7.70      12/01/2005          1,100,000
      5,000,000  PSEG FUNDING TRUST                                                        5.38      11/16/2007          5,014,650
      3,855,000  TXU CORPORATION SERIES J                                                  6.38      06/15/2006          3,878,381

                                                                                                                        19,258,851
                                                                                                                    --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.51%
      5,000,000  DOMINION RESOURCES INCORPORATED, SR. NOTES+/-<<                           4.30      09/28/2007          5,001,790
                                                                                                                    --------------
HEALTH SERVICES - 1.01%
      4,815,000  CAREMARK RX INCORPORATED                                                  7.38      10/01/2006          4,907,824
      5,000,000  HCA INCORPORATED                                                          7.13      06/01/2006          5,048,850

                                                                                                                         9,956,674
                                                                                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES - 1.18%
      1,000,000  MARTIN LUTHER KING FOUNDATION INCORPORATED SERIES 1998+/-(I)              4.50      12/01/2028          1,000,000
     10,500,000  MORGAN STANLEY                                                            5.80      04/01/2007         10,620,078

                                                                                                                        11,620,078
                                                                                                                    --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.60%
      1,925,000  CAESARS ENTERTAINMENT                                                     9.38      02/15/2007          2,011,625
      3,855,000  MGM MIRAGE INCORPORATED<<                                                 7.25      10/15/2006          3,903,187

                                                                                                                         5,914,812
                                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.66%
      6,550,000  JOHN DEERE CAPITAL CORPORATION                                            3.88      03/07/2007          6,479,090
                                                                                                                    --------------
INSURANCE CARRIERS - 1.31%
      9,000,000  HSB CAPITAL I SERIES B+/-                                                 5.06      07/15/2027          8,974,332
      4,000,000  PRUDENTIAL FINANCIAL INCORPORATED+/-                                      4.10      11/15/2006          3,971,480

                                                                                                                        12,945,812
                                                                                                                    --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 3.53%
      4,975,000  FORD MOTOR CREDIT COMPANY<<                                               6.50      01/25/2007          4,830,805
     19,135,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                        5.38      03/15/2007         19,273,059
      4,815,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                                  5.10      07/16/2007          4,490,401
      6,275,000  HSBC FINANCE CORPORATION                                                  8.88      02/15/2006          6,360,158

                                                                                                                        34,954,423
                                                                                                                    --------------
OIL & GAS EXTRACTION - 0.88%
      5,000,000  DEVON ENERGY CORPORATION                                                  2.75      08/01/2006          4,924,350
      3,700,000  PIONEER NATURAL RESOURCES COMPANY                                         6.50      01/15/2008          3,781,944

                                                                                                                         8,706,294
                                                                                                                    --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
PAPER & ALLIED PRODUCTS - 0.51%
$     4,000,000  GEORGIA-PACIFIC CORPORATION                                               7.50%     05/15/2006     $    4,010,000
      1,000,000  INTERNATIONAL PAPER COMPANY                                               6.50      11/15/2007          1,022,549

                                                                                                                         5,032,549
                                                                                                                    --------------
REAL ESTATE - 0.94%
      3,000,000  EOP OPERATING LIMITED PARTNERSHIP                                         6.75      02/15/2008          3,100,626
      4,600,000  HIGHWOODS REALTY LIMITED PARTNERSHIP                                      7.00      12/01/2006          4,661,116
      1,445,000  K. HOVNANIAN ENTERPRISES<<                                               10.50      10/01/2007          1,553,375

                                                                                                                         9,315,117
                                                                                                                    --------------
TOBACCO PRODUCTS - 0.34%
      3,378,000  ALTRIA GROUP INCORPORATED                                                 6.38      02/01/2006          3,385,323
                                                                                                                    --------------
TRANSPORTATION EQUIPMENT - 1.40%
      7,705,000  DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                                 4.03      03/07/2007          7,696,347
      6,000,000  RAYTHEON COMPANY                                                          6.75      08/15/2007          6,157,008

                                                                                                                        13,853,355
                                                                                                                    --------------

TOTAL CORPORATE BONDS & NOTES (COST $271,172,601)                                                                      269,373,939
                                                                                                                    --------------
FOREIGN CORPORATE BONDS - 3.98%
      5,000,000  AMERICA MOVIL SA DE CV+/-                                                 4.84      04/27/2007          5,010,000
      6,000,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV<<                               3.88      07/22/2008          5,848,068
      6,680,000  FRANCE TELECOM                                                            7.45      03/01/2006          6,723,901
      2,378,077  PREFERRED TERM SECURITIES III+/-++                                        6.59      08/07/2031          2,392,940
      9,000,000  REGIONAL DIVERSIFIED FUNDING+/-++                                         5.52      01/25/2036          9,000,000
      2,000,000  TELECOM ITALIA CAPITAL+/-                                                 4.73      02/01/2011          2,006,744
      8,095,000  TELUS CORPORATION                                                         7.50      06/01/2007          8,373,743

TOTAL FOREIGN CORPORATE BONDS (COST $39,551,711)                                                                        39,355,396
                                                                                                                    --------------
MUNICIPAL BONDS & NOTES - 1.79%
      3,075,000  BAYONNE NJ REDEVELOPMENT AGENCY SERIES B (OTHER REVENUE LOC)              5.43      04/13/2007          3,049,631
      3,950,000  CALIFORNIA STATEWIDE CDA (HOUSING REVENUE ACA INSURED)+/-SS.              4.25      05/15/2029          3,950,000
      5,000,000  CITY OF CHICAGO IL (PROPERTY TAX REVENUE LOC)^                            4.68      12/01/2005          4,999,350
      2,000,000  HOBART WI (OTHER REVENUE)                                                 4.50      03/01/2007          1,994,560
      3,700,000  OHIO STATE WATER DEVELOPMENT AUTHORITY OHIO EDISON COMPANY
                 SERIES B (INDUSTRIAL DEVELOPMENT REVENUE)+/-SS.                           3.35      06/01/2033          3,700,370

TOTAL MUNICIPAL BONDS & NOTES (COST $17,725,000)                                                                        17,693,911
                                                                                                                    --------------

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL FOR SECURITIES LENDING - 11.37%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.42%
      4,156,780  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                             $    4,156,780
                                                                                                                    --------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 10.95%
$     3,700,000  ABBEY NATIONAL TREASURY SERVICES PLC+/-                                   4.19%     01/13/2006          3,699,482
      1,809,000  ALABAMA POWER COMPANY                                                     4.10      12/14/2005          1,806,341
      1,700,000  ALPINE SECURITIZATION CORPORATION                                         4.09      12/12/2005          1,697,892
      2,150,000  AMERICAN EXPRESS CREDIT CORPORATION+/-                                    4.29      05/16/2006          2,152,107
      2,000,000  AMSTEL FUNDING CORPORATION                                                4.44      03/28/2006          1,971,800
      4,000,000  AMSTERDAM FUNDING CORPORATION                                             4.07      12/01/2005          4,000,000
      1,000,000  AQUIFER FUNDING LIMITED                                                   4.05      12/05/2005            999,550
      1,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION                                 4.07      12/02/2005            999,890
      4,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION                                 4.06      12/09/2005          3,996,400
        250,000  BANCO BILBAO VIZCAYA ARGENTARIA                                           4.06      12/12/2005            249,690
      1,000,000  BANK ONE CORPORATION+/-                                                   4.45      08/11/2006          1,000,970
      4,000,000  BHP BILLITON FINANCE (USA) BV                                             4.03      12/05/2005          3,998,200
      2,000,000  BUCKINGHAM CDO LLC                                                        4.05      12/05/2005          1,999,100
      1,000,000  BUCKINGHAM CDO LLC                                                        4.05      12/06/2005            999,440
        454,000  CHARIOT FUNDING LLC                                                       4.10      12/07/2005            453,696
      2,000,000  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED                          3.85      12/12/2005          1,997,520
      1,000,000  CULLINAN FINANCE CORPORATION                                              3.95      12/13/2005            998,640
      1,100,000  DANSKE CORPORATION                                                        4.07      12/09/2005          1,099,010
      6,000,000  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             4.20      06/16/2006          6,000,000
      1,000,000  GEORGE STREET FINANCE LLC                                                 4.06      12/09/2005            999,100
      1,000,000  GEORGE STREET FINANCE LLC                                                 3.82      12/12/2005            998,760
     23,000,000  GOLDMAN SACHS REPURCHASE AGREEMENT (MATURITY VALUE $23,002,588)           4.05      12/01/2005         23,000,000
      2,000,000  HARRIER FINANCE FUNDING LLC                                               3.96      12/19/2005          1,995,880
      1,000,000  HARRIER FINANCE FUNDING LLC                                               3.96      01/25/2006            993,520
      5,000,000  ING USA ANNUITY & LIFE INSURANCE+/-                                       4.22      06/06/2006          5,000,000
      3,000,000  IRISH LIFE & PERMANENT PLC                                                4.10      12/14/2005          2,995,590
      3,000,000  KLIO III FUNDING CORPORATION                                              4.06      12/09/2005          2,997,300
      2,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                      4.11      06/02/2006          2,000,840
      3,000,000  LIBERTY LIGHT US CAPITAL+/-                                               4.04      05/26/2006          3,000,420
        923,000  LIBERTY STREET FUNDING CORPORATION                                        4.08      12/05/2005            922,585
      1,500,000  LIBERTY STREET FUNDING CORPORATION                                        4.08      12/07/2005          1,498,995
      3,000,000  LIQUID FUNDING LIMITED+/-                                                 4.07      03/03/2006          3,000,000
      2,000,000  NORDEA NORTH AMERICA INCORPORATED                                         4.07      12/01/2005          2,000,000
      1,300,000  NORDEA NORTH AMERICA INCORPORATED                                         4.06      12/02/2005          1,299,857
        300,000  NORDEA NORTH AMERICA INCORPORATED                                         4.05      12/09/2005            299,730
        250,000  NORDEA NORTH AMERICA INCORPORATED                                         4.23      12/28/2005            249,222
        261,000  RANGER FUNDING CORPORATION                                                4.13      12/12/2005            260,676
        548,000  SCALDIS CAPITAL LIMITED                                                   3.99      12/16/2005            547,068
      1,004,000  SOCIETE GENERALE NORTH AMERICA                                            4.06      12/06/2005          1,003,438
      1,000,000  SOLITAIRE FUNDING LLC                                                     3.94      12/13/2005            998,640
      1,300,000  SPINTAB (SWEDMORTGAGE) AB                                                 4.07      12/12/2005          1,298,388
      1,800,000  TOTAL CAPITAL S.A.                                                        4.06      12/01/2005          1,800,000

WELLS FARGO ADVANTAGE INCOME FUNDS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     2,000,000  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 4.26%     07/11/2006     $    2,000,000
      1,000,000  UBS FINANCE (DELAWARE) LLC                                                4.07      12/09/2005            999,100
      5,000,000  UNICREDITO ITALIANO+/-                                                    4.34      02/28/2006          4,991,150
      1,021,000  YORKTOWN CAPITAL LLC                                                      4.05      12/05/2005          1,020,541

                                                                                                                       108,290,528
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $112,447,308)                                                            112,447,308
                                                                                                                    --------------
SHARES

SHORT-TERM INVESTMENTS - 4.50%

MUTUAL FUND - 4.46%
     44,149,532  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                            44,149,532
                                                                                                                    --------------
PRINCIPAL

US TREASURY BILLS - 0.04%
$        10,000  US TREASURY BILL^                                                         3.42      12/22/2005              9,980
        400,000  US TREASURY BILL^@                                                        3.87      02/02/2006            397,383

                                                                                                                           407,363
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $44,556,897)                                                                         44,556,895
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,124,298,258)*                       110.86%                                                                $1,096,301,634
OTHER ASSETS AND LIABILITIES, NET            (10.86)                                                                  (107,391,673)
                                             ------                                                                 --------------

TOTAL NET ASSETS                             100.00%                                                                $  988,909,961
                                             ======                                                                 ==============

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

(I)   ILLIQUID SECURITY.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE YIELD IS EXTREMELY TO MATURITY OF AN INTEREST-ONLY SENSITIVE TO THE RATE OF PRINCIPAL PAYMENTS ON THE UNDERLYING MORTGAGE ASSETS. A RAPID (SLOW) RATE OF PRINCIPAL REPAYMENTS MAY HAVE ADVERSE (POSITIVE) EFFECT ON YIELD TO MATURITY. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE YIELD BASED UPON THE ESTIMATED TIMING OF FUTURE CASH FLOWS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $44,149,532.

@     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE INCOME FUNDS

           STATEMENTS OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             CORPORATE         GOVERNMENT
                                                                                             BOND FUND    SECURITIES FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...................................................   $  336,929,451   $  1,181,400,477
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ........................................       39,215,769        580,101,834
   INVESTMENTS IN AFFILIATES ........................................................        1,182,296         49,975,922
                                                                                        --------------   ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..................................      377,327,516      1,811,478,233
                                                                                        --------------   ----------------
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .................................           38,277                  0
   RECEIVABLE FOR FUND SHARES ISSUED ................................................           74,747            307,030
   RECEIVABLE FOR INVESTMENTS SOLD ..................................................        1,438,794            512,705
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...........................................        5,197,077          8,568,151
                                                                                        --------------   ----------------
TOTAL ASSETS ........................................................................      384,076,411      1,820,866,119
                                                                                        --------------   ----------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ..........................                0            117,122
   PAYABLE FOR FUND SHARES REDEEMED .................................................          192,065            525,054
   PAYABLE FOR INVESTMENTS PURCHASED ................................................                0         38,954,247
   DIVIDENDS PAYABLE ................................................................        1,339,587          4,547,405
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ............................          441,714            745,502
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..........................           64,492            237,660
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...........................................       39,215,769        580,101,834
   ACCRUED EXPENSES AND OTHER LIABILITIES ...........................................           50,830            184,982
                                                                                        --------------   ----------------
TOTAL LIABILITIES ...................................................................       41,304,457        625,413,806
                                                                                        --------------   ----------------
TOTAL NET ASSETS ....................................................................   $  342,771,954   $  1,195,452,313
                                                                                        ==============   ================

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..................................................................   $  473,230,491   $  1,211,730,476
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................................               27         (3,663,981)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................     (131,427,647)           653,307
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES
     AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ....          825,593        (13,231,314)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ............................          143,490            (36,175)
                                                                                        --------------   ----------------
TOTAL NET ASSETS ....................................................................   $  342,771,954   $  1,195,452,313
                                                                                        --------------   ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS C .............................................................              N/A   $      1,767,858
   SHARES OUTSTANDING - CLASS C .....................................................              N/A            168,876
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...........................              N/A   $          10.47
   NET ASSETS - ADMINISTRATOR CLASS .................................................              N/A   $     70,080,456
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................................              N/A          6,694,095
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ...............              N/A   $          10.47
   NET ASSETS - ADVISOR CLASS .......................................................   $   16,180,233   $     66,084,785
   SHARES OUTSTANDING - ADVISOR CLASS ...............................................        1,575,698          6,311,599
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS .....................   $        10.27   $          10.47
   NET ASSETS - INSTITUTIONAL CLASS .................................................   $   23,795,061   $     59,468,996
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................................        2,317,488          5,683,599
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ...............   $        10.27   $          10.46
   NET ASSETS - INVESTOR CLASS ......................................................   $  302,796,660   $    998,050,218
   SHARES OUTSTANDING - INVESTOR CLASS ..............................................       29,479,152         95,272,331
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ....................   $        10.27   $          10.48
                                                                                        --------------   ----------------
INVESTMENTS AT COST .................................................................   $  376,501,923   $  1,824,709,547
                                                                                        ==============   ================
SECURITIES ON LOAN, AT MARKET VALUE .................................................   $   38,270,298   $    564,978,804
                                                                                        ==============   ================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                  HIGH         SHORT-TERM
                                                                                           INCOME FUND          BOND FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...................................................   $  232,906,328   $    503,800,715
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ........................................       30,178,340         51,834,171
   INVESTMENTS IN AFFILIATES ........................................................        6,537,787         14,876,259
                                                                                        --------------   ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..................................      269,622,455        570,511,145
                                                                                        --------------   ----------------
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .................................            1,406                  0
   RECEIVABLE FOR FUND SHARES ISSUED ................................................          154,822          3,369,993
   RECEIVABLE FOR INVESTMENTS SOLD ..................................................        8,713,905            149,017
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...........................................        4,482,582          5,634,576
                                                                                        --------------   ----------------
TOTAL ASSETS ........................................................................      282,975,170        579,664,731
                                                                                        --------------   ----------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ..........................                0              6,472
   PAYABLE FOR FUND SHARES REDEEMED .................................................          196,633            101,403
   PAYABLE FOR INVESTMENTS PURCHASED ................................................        8,749,263          4,480,646
   DIVIDENDS PAYABLE ................................................................        1,359,192          1,833,324
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ............................          109,707            273,814
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..........................           51,627             96,330
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...........................................       30,178,340         51,834,171
   ACCRUED EXPENSES AND OTHER LIABILITIES ...........................................           46,802             99,451
                                                                                        --------------   ----------------
TOTAL LIABILITIES ...................................................................       40,691,564         58,725,611
                                                                                        --------------   ----------------
TOTAL NET ASSETS ....................................................................   $  242,283,606   $    520,939,120
                                                                                        ==============   ================

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..................................................................   $  649,983,605   $    658,008,174
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................................              (40)          (576,709)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................     (396,094,995)      (130,570,112)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES
     AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ....      (11,609,515)        (5,915,761)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ............................            4,551             (6,472)
                                                                                        --------------   ----------------
TOTAL NET ASSETS ....................................................................   $  242,283,606   $    520,939,120
                                                                                        --------------   ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS C .............................................................              N/A                N/A
   SHARES OUTSTANDING - CLASS C .....................................................              N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...........................              N/A                N/A
   NET ASSETS - ADMINISTRATOR CLASS .................................................              N/A                N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................................              N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ...............              N/A                N/A
   NET ASSETS - ADVISOR CLASS .......................................................   $   16,207,234   $      6,404,383
   SHARES OUTSTANDING - ADVISOR CLASS ...............................................        2,123,660            750,497
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS .....................   $         7.63   $           8.53
   NET ASSETS - INSTITUTIONAL CLASS .................................................   $    3,033,960   $     65,051,173
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................................          394,289          7,615,341
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ...............   $         7.69   $           8.54
   NET ASSETS - INVESTOR CLASS ......................................................   $  223,042,412   $    449,483,564
   SHARES OUTSTANDING - INVESTOR CLASS ..............................................       29,121,573         52,678,067
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ....................   $         7.66   $           8.53
                                                                                        --------------   ----------------
INVESTMENTS AT COST .................................................................   $  281,231,970   $    576,426,906
                                                                                        ==============   ================
SECURITIES ON LOAN, AT MARKET VALUE .................................................   $   29,487,589   $     51,041,778
                                                                                        ==============   ================

                                                                                         SHORT-TERM HIGH    ULTRA SHORT-TERM
                                                                                         YIELD BOND FUND         INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...................................................   $    137,414,095   $     939,704,794
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ........................................          4,273,490         112,447,308
   INVESTMENTS IN AFFILIATES ........................................................          7,120,260          44,149,532
                                                                                        ----------------   -----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..................................        148,807,845       1,096,301,634
                                                                                        ----------------   -----------------
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .................................              1,250              13,181
   RECEIVABLE FOR FUND SHARES ISSUED ................................................             51,322           1,464,203
   RECEIVABLE FOR INVESTMENTS SOLD ..................................................          2,783,570             298,809
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...........................................          2,797,456           8,125,935
                                                                                        ----------------   -----------------
TOTAL ASSETS ........................................................................        154,441,443       1,106,203,762
                                                                                        ----------------   -----------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ..........................                  0                   0
   PAYABLE FOR FUND SHARES REDEEMED .................................................            117,018             432,268
   PAYABLE FOR INVESTMENTS PURCHASED ................................................                  0                   0
   DIVIDENDS PAYABLE ................................................................            621,110           3,555,510
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ............................            156,433             476,482
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..........................             33,483             198,431
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ...........................................          4,273,490         112,447,308
   ACCRUED EXPENSES AND OTHER LIABILITIES ...........................................             25,834             183,802
                                                                                        ----------------   -----------------
TOTAL LIABILITIES ...................................................................          5,227,368         117,293,801
                                                                                        ----------------   -----------------
TOTAL NET ASSETS ....................................................................   $    149,214,075   $     988,909,961
                                                                                        ================   =================

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..................................................................   $    221,243,682   $   1,262,926,957
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................................            (39,419)         (2,023,026)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................        (71,452,156)       (244,010,526)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES
     AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ....           (542,074)        (27,996,624)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ............................              4,042              13,180
                                                                                        ----------------   -----------------
TOTAL NET ASSETS ....................................................................   $    149,214,075   $     988,909,961
                                                                                        ----------------   -----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS C .............................................................                N/A                 N/A
   SHARES OUTSTANDING - CLASS C .....................................................                N/A                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...........................                N/A                 N/A
   NET ASSETS - ADMINISTRATOR CLASS .................................................                N/A   $       4,499,397
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................................                N/A             493,445
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ...............                N/A   $            9.12
   NET ASSETS - ADVISOR CLASS .......................................................   $     35,865,701   $      51,804,221
   SHARES OUTSTANDING - ADVISOR CLASS ...............................................          4,211,472           5,662,923
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS .....................   $           8.52   $            9.15
   NET ASSETS - INSTITUTIONAL CLASS .................................................                N/A   $      42,714,021
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................................                N/A           4,669,105
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ...............                N/A   $            9.15
   NET ASSETS - INVESTOR CLASS ......................................................   $    113,348,374   $     889,892,322
   SHARES OUTSTANDING - INVESTOR CLASS ..............................................         13,309,426          97,237,046
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ....................   $           8.52   $            9.15
                                                                                        ----------------   -----------------
INVESTMENTS AT COST .................................................................   $    149,349,919   $   1,124,298,258
                                                                                        ================   =================
SECURITIES ON LOAN, AT MARKET VALUE .................................................   $      4,165,223   $     107,532,366
                                                                                        ================   =================

WELLS FARGO ADVANTAGE INCOME FUNDS

                                                     STATEMENTS OF OPERATIONS --
                          FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                               CORPORATE          GOVERNMENT
                                                                                               BOND FUND     SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST .........................................................................   $     11,001,975   $      30,512,871
   INCOME FROM AFFILIATED SECURITIES ................................................             76,510             600,346
   SECURITIES LENDING INCOME, NET ...................................................             49,965             170,463
                                                                                        ----------------   -----------------
TOTAL INVESTMENT INCOME .............................................................         11,128,450          31,283,680
                                                                                        ----------------   -----------------

EXPENSES
   ADVISORY FEES ....................................................................            893,107           2,598,620

   ADMINISTRATION FEES
     FUND LEVEL .....................................................................             99,234             317,513
     CLASS C ........................................................................                N/A               2,779
     ADMINISTRATOR CLASS ............................................................                N/A              23,692
     ADVISOR CLASS ..................................................................             23,817              94,474
     INSTITUTIONAL CLASS ............................................................             21,832              33,023
     INVESTOR CLASS .................................................................            732,026           2,408,953
   CUSTODY FEES .....................................................................             39,694             127,005
   SHAREHOLDER SERVICING FEES .......................................................            427,946           1,484,370
   ACCOUNTING FEES ..................................................................             28,938              62,426

   DISTRIBUTION FEES (NOTE 3)
     CLASS C ........................................................................                N/A               7,443
   PROFESSIONAL FEES ................................................................             15,691              24,243
   REGISTRATION FEES ................................................................             17,084              32,798
   SHAREHOLDER REPORTS ..............................................................             59,420             140,707
   TRUSTEES' FEES ...................................................................              3,687               3,687
   OTHER FEES AND EXPENSES ..........................................................              7,265              15,356
                                                                                        ----------------   -----------------
TOTAL EXPENSES ......................................................................          2,369,741           7,377,089
                                                                                        ----------------   -----------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................................           (442,901)         (1,132,546)
   NET EXPENSES .....................................................................          1,926,840           6,244,543
                                                                                        ----------------   -----------------
NET INVESTMENT INCOME (LOSS) ........................................................          9,201,610          25,039,137
                                                                                        ----------------   -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..................          7,082,528          (6,192,623)
   FUTURES TRANSACTIONS .............................................................            556,112           1,327,566
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .............................                  0            (102,000)
                                                                                        ----------------   -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........................................          7,638,640          (4,967,057)
                                                                                        ----------------   -----------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..................        (19,106,953)        (26,584,731)
   FUTURES TRANSACTIONS .............................................................            323,142              84,330
                                                                                        ----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .................        (18,783,811)        (26,500,401)
                                                                                        ----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............................        (11,145,171)        (31,467,458)
                                                                                        ----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................   $     (1,943,561)  $      (6,428,321)
                                                                                        ================   =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                    HIGH          SHORT-TERM
                                                                                             INCOME FUND           BOND FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST .........................................................................   $      9,712,340   $      12,881,619
   INCOME FROM AFFILIATED SECURITIES ................................................             90,339             250,345
   SECURITIES LENDING INCOME, NET ...................................................             28,666              13,594
                                                                                        ----------------   -----------------
TOTAL INVESTMENT INCOME .............................................................          9,831,345          13,145,558
                                                                                        ----------------   -----------------

EXPENSES
   ADVISORY FEES ....................................................................            707,004           1,219,747

   ADMINISTRATION FEES
     FUND LEVEL .....................................................................             64,273             136,801
     CLASS C ........................................................................                N/A                 N/A
     ADMINISTRATOR CLASS ............................................................                N/A                 N/A
     ADVISOR CLASS ..................................................................             19,040              10,157
     INSTITUTIONAL CLASS ............................................................              1,211              24,962
     INVESTOR CLASS .................................................................            475,016           1,074,469
   CUSTODY FEES .....................................................................             25,709              54,720
   SHAREHOLDER SERVICING FEES .......................................................            317,581             605,996
   ACCOUNTING FEES ..................................................................             24,512              33,595

   DISTRIBUTION FEES (NOTE 3)
     CLASS C ........................................................................                N/A                 N/A
   PROFESSIONAL FEES ................................................................             14,470              17,590
   REGISTRATION FEES ................................................................             12,209              13,306
   SHAREHOLDER REPORTS ..............................................................             53,001              58,351
   TRUSTEES' FEES ...................................................................              3,687               3,687
   OTHER FEES AND EXPENSES ..........................................................              4,342               9,057
                                                                                        ----------------   -----------------
TOTAL EXPENSES ......................................................................          1,722,055           3,262,438
                                                                                        ----------------   -----------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................................           (620,178)           (932,603)
   NET EXPENSES .....................................................................          1,101,877           2,329,835
                                                                                        ----------------   -----------------
NET INVESTMENT INCOME (LOSS) ........................................................          8,729,468          10,815,723
                                                                                        ----------------   -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..................          3,812,917            (678,384)
   FUTURES TRANSACTIONS .............................................................             21,588             101,393
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .............................                  0                   0
                                                                                        ----------------   -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........................................          3,834,505            (576,991)
                                                                                        ----------------   -----------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..................         (3,632,087)         (4,575,826)
   FUTURES TRANSACTIONS .............................................................              4,551                 772
                                                                                        ----------------   -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .................         (3,627,536)         (4,575,054)
                                                                                        ----------------   -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............................            206,969          (5,152,045)
                                                                                        ----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................   $      8,936,437   $       5,663,678
                                                                                        ================   =================

                                                                                         SHORT-TERM HIGH   ULTRA SHORT-TERM
                                                                                         YIELD BOND FUND        INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST .........................................................................   $      4,485,388   $     23,756,358
   INCOME FROM AFFILIATED SECURITIES ................................................            107,363            828,357
   SECURITIES LENDING INCOME, NET ...................................................              1,485             14,347
                                                                                        ----------------   ----------------
TOTAL INVESTMENT INCOME .............................................................          4,594,236         24,599,062
                                                                                        ----------------   ----------------

EXPENSES
   ADVISORY FEES ....................................................................            438,639          2,221,920

   ADMINISTRATION FEES
     FUND LEVEL .....................................................................             39,876            263,727
     CLASS C ........................................................................                N/A                N/A
     ADMINISTRATOR CLASS ............................................................                N/A              1,682
     ADVISOR CLASS ..................................................................             44,107             76,959
     INSTITUTIONAL CLASS ............................................................                N/A             21,943
     INVESTOR CLASS .................................................................            242,303          2,118,853
   CUSTODY FEES .....................................................................             15,951            105,491
   SHAREHOLDER SERVICING FEES .......................................................            199,381          1,250,060
   ACCOUNTING FEES ..................................................................             18,409             53,377

   DISTRIBUTION FEES (NOTE 3)
     CLASS C ........................................................................                N/A                N/A
   PROFESSIONAL FEES ................................................................             13,589             22,889
   REGISTRATION FEES ................................................................             10,710             11,984
   SHAREHOLDER REPORTS ..............................................................             41,017             98,959
   TRUSTEES' FEES ...................................................................              3,687              3,687
   OTHER FEES AND EXPENSES ..........................................................              3,206             15,350
                                                                                        ----------------   ----------------
TOTAL EXPENSES ......................................................................          1,070,875          6,266,881
                                                                                        ----------------   ----------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................................           (352,645)        (1,985,561)
   NET EXPENSES .....................................................................            718,230          4,281,320
                                                                                        ----------------   ----------------
NET INVESTMENT INCOME (LOSS) ........................................................          3,876,006         20,317,742
                                                                                        ----------------   ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..................            611,911           (374,942)
   FUTURES TRANSACTIONS .............................................................             19,190          1,993,586
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .............................                  0                  0
                                                                                        ----------------   ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........................................            631,101          1,618,644
                                                                                        ----------------   ----------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..................           (544,492)        (1,753,807)
   FUTURES TRANSACTIONS .............................................................              4,042             89,217
                                                                                        ----------------   ----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .................           (540,450)        (1,664,590)
                                                                                        ----------------   ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............................             90,651            (45,946)
                                                                                        ----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................   $      3,966,657   $     20,271,796
                                                                                        ================   ================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              CORPORATE BOND FUND
                                                                            ------------------------------------------------------
                                                                                      FOR THE
                                                                             SIX MONTHS ENDED           FOR THE            FOR THE
                                                                            NOVEMBER 30, 2005      PERIOD ENDED         YEAR ENDED
                                                                                  (UNAUDITED)      MAY 31, 2005   OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................   $     436,337,839   $   524,054,516   $    660,888,739

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................           9,201,610        12,776,802         27,923,256
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................           7,638,640         6,943,259          8,465,572
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..         (18,783,811)      (10,464,056)         3,961,636
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........          (1,943,561)        9,256,005         40,350,464
                                                                            -----------------   ---------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C ...........................................................                 N/A               N/A                N/A
      ADMINISTRATOR CLASS ...............................................                 N/A               N/A                N/A
      ADVISOR CLASS .....................................................            (392,598)         (503,984)        (1,093,815)
      INSTITUTIONAL CLASS ...............................................          (1,349,473)       (2,172,605)        (4,135,937)
      INVESTOR CLASS ....................................................          (7,459,512)      (10,097,266)       (22,690,186)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ...........................................................                 N/A               N/A                N/A
      ADVISOR CLASS .....................................................                   0                 0                  0
      INSTITUTIONAL CLASS ...............................................                   0                 0                  0
      INVESTOR CLASS ....................................................                   0                 0                  0
                                                                            -----------------   ---------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................          (9,201,583)      (12,773,855)       (27,919,938)
                                                                            -----------------   ---------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................                 N/A               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................                 N/A               N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ....................................                 N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS C .........................................                 N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............                 N/A               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........                 N/A               N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............                 N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS .....................                 N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ............................           2,594,155         4,674,091          7,490,227
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........................             322,514           572,158          1,116,082
   COST OF SHARES REDEEMED - ADVISOR CLASS ..............................          (3,669,268)       (8,051,629)       (17,434,217)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS ...........................            (752,599)       (2,805,380)        (8,827,908)
                                                                            -----------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................           6,603,998         6,879,747         20,448,265
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................           1,181,683           530,206            348,885
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................         (57,572,089)       (3,313,022)       (28,275,056)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .....................         (49,786,408)        4,096,931         (7,477,906)
                                                                            -----------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...........................          17,565,343        43,101,343         78,725,733
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................           5,423,485        10,411,391         20,297,730
   COST OF SHARES REDEEMED - INVESTOR CLASS .............................         (54,870,562)     (139,003,112)      (231,982,398)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS ..........................         (31,881,734)      (85,490,378)      (132,958,935)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...........................................         (82,420,741)      (84,198,827)      (149,264,749)
                                                                            =================   ===============   ================
NET INCREASE (DECREASE) IN NET ASSETS ...................................         (93,565,885)      (87,716,677)      (136,834,223)
                                                                            =================   ===============   ================
ENDING NET ASSETS .......................................................   $     342,771,954   $   436,337,839   $    524,054,516
                                                                            =================   ===============   ================

(1)   PROCEEDS FROM SHARES SOLD MAY INCLUDE REDEMPTION FEES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                          GOVERNMENT SECURITIES FUND
                                                                            ------------------------------------------------------
                                                                                      FOR THE
                                                                             SIX MONTHS ENDED           FOR THE            FOR THE
                                                                            NOVEMBER 30, 2005      PERIOD ENDED         YEAR ENDED
                                                                                  (UNAUDITED)      MAY 31, 2005   OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................   $   1,324,748,827   $ 1,394,056,586   $  2,255,692,540

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................          25,039,137        26,417,310         44,440,105
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................          (4,967,057)       10,030,604         34,517,596
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..         (26,500,401)      (11,792,535)        (8,412,873)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........          (6,428,321)       24,655,379         70,544,828
                                                                            -----------------   ---------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C ...........................................................             (37,775)          (40,750)           (84,798)
      ADMINISTRATOR CLASS ...............................................          (1,173,079)             (194)               N/A
      ADVISOR CLASS .....................................................          (1,537,458)       (1,650,955)        (3,072,932)
      INSTITUTIONAL CLASS ...............................................          (2,063,757)       (2,295,270)        (3,808,490)
      INVESTOR CLASS ....................................................         (23,893,244)      (27,239,837)       (51,447,055)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ...........................................................                   0           (28,216)           (58,583)
      ADVISOR CLASS .....................................................                   0          (752,236)        (2,051,055)
      INSTITUTIONAL CLASS ...............................................                   0          (859,001)        (2,160,849)
      INVESTOR CLASS ....................................................                   0       (12,017,942)       (34,247,190)
                                                                            -----------------   ---------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................         (28,705,313)      (44,884,401)       (96,930,952)
                                                                            -----------------   ---------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................              87,609           164,361          1,751,552
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................              26,961            61,487            109,986
   COST OF SHARES REDEEMED - CLASS C ....................................            (548,748)         (902,224)        (1,764,801)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS C .........................................            (434,178)         (676,376)            96,737
                                                                            -----------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .............          78,681,532            60,000                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........             888,692                61                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ...............          (8,317,849)                0                N/A
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS .....................          71,252,375            60,061                N/A
                                                                            -----------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ............................           8,853,113        12,393,745         22,304,220
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........................           1,265,004         2,587,292          5,128,850
   COST OF SHARES REDEEMED - ADVISOR CLASS ..............................         (11,415,314)      (20,866,824)       (70,449,093)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS ...........................          (1,297,197)       (5,885,787)       (43,016,023)
                                                                            -----------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................          55,519,585        11,116,627         22,478,473
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................           1,661,539           828,600          1,417,953
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................         (86,532,114)       (4,452,125)       (59,882,417)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .....................         (29,350,990)        7,493,102        (35,985,991)
                                                                            -----------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ...........................          84,932,777       167,775,968        273,331,124
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................          18,684,091        40,887,115         78,778,841
   COST OF SHARES REDEEMED - INVESTOR CLASS .............................        (237,949,758)     (258,732,820)    (1,108,454,518)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS ..........................        (134,332,890)      (50,069,737)      (756,344,553)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...........................................         (94,162,880)      (49,078,737)      (835,249,830)
                                                                            =================   ===============   ================
NET INCREASE (DECREASE) IN NET ASSETS ...................................        (129,296,514)      (69,307,759)      (861,635,954)
                                                                            =================   ===============   ================
ENDING NET ASSETS .......................................................   $   1,195,452,313   $ 1,324,748,827   $  1,394,056,586
                                                                            =================   ===============   ================

                                                                                               HIGH INCOME FUND
                                                                      ------------------------------------------------------------
                                                                                   FOR THE
                                                                          SIX MONTHS ENDED           FOR THE               FOR THE
                                                                      NOVEMBER 30, 2005(1)      PERIOD ENDED            YEAR ENDED
                                                                               (UNAUDITED)   MAY 31, 2005(1)   OCTOBER 31, 2004(1)
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................................   $        267,327,748   $   347,109,259   $       513,408,673

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................              8,729,468        11,759,213            29,227,083
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................              3,834,505         6,204,774             2,764,928
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS .................................................             (3,627,536)      (13,647,747)           16,393,932
                                                                      --------------------   ---------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...              8,936,437         4,316,240            48,385,943
                                                                      --------------------   ---------------   -------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C .....................................................                    N/A               N/A                   N/A
      ADMINISTRATOR CLASS .........................................                    N/A               N/A                   N/A
      ADVISOR CLASS ...............................................               (558,353)         (813,123)           (1,723,018)
      INSTITUTIONAL CLASS .........................................               (109,331)         (139,921)           (3,161,517)
      INVESTOR CLASS ..............................................             (8,062,324)      (10,825,666)          (24,365,381)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C .....................................................                    N/A               N/A                   N/A
      ADVISOR CLASS ...............................................                      0                 0                     0
      INSTITUTIONAL CLASS .........................................                      0                 0                     0
      INVESTOR CLASS ..............................................                      0                 0                     0
                                                                      --------------------   ---------------   -------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...............................             (8,730,008)      (11,778,710)          (29,249,916)
                                                                      --------------------   ---------------   -------------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ............................                    N/A               N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................                    N/A               N/A                   N/A
   COST OF SHARES REDEEMED - CLASS C ..............................                    N/A               N/A                   N/A
                                                                      --------------------   ---------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS C ...................................                    N/A               N/A                   N/A
                                                                      --------------------   ---------------   -------------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .......                    N/A               N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...                    N/A               N/A                   N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .........                    N/A               N/A                   N/A
                                                                      --------------------   ---------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ...............                    N/A               N/A                   N/A
                                                                      --------------------   ---------------   -------------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ......................              1,895,918         2,386,463             3,790,722
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ..................                464,572           924,965             1,745,615
   COST OF SHARES REDEEMED - ADVISOR CLASS ........................             (3,856,982)       (7,417,700)          (13,951,292)
                                                                      --------------------   ---------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS .....................             (1,496,492)       (4,106,272)           (8,414,955)
                                                                      --------------------   ---------------   -------------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ................                    117             1,329             6,724,352
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ............                 88,964           350,064             3,175,687
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..................               (163,905)      (21,625,823)          (29,148,508)
                                                                      --------------------   ---------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...............                (74,824)      (21,274,430)          (19,248,469)
                                                                      --------------------   ---------------   -------------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .....................             10,804,527        18,945,724            47,287,659
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .................              4,667,063         8,951,941            18,457,910
   COST OF SHARES REDEEMED - INVESTOR CLASS .......................            (39,150,845)      (74,836,004)         (223,517,586)
                                                                      --------------------   ---------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INVESTOR CLASS ....................            (23,679,255)      (46,938,339)         (157,772,017)
                                                                      --------------------   ---------------   -------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .....................................            (25,250,571)      (72,319,041)         (185,435,441)
                                                                      ====================   ===============   ===================
NET INCREASE (DECREASE) IN NET ASSETS .............................            (25,044,142)      (79,781,511)         (166,299,414)
                                                                      ====================   ===============   ===================
ENDING NET ASSETS .................................................   $        242,283,606   $   267,327,748   $       347,109,259
                                                                      ====================   ===============   ===================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          CORPORATE BOND FUND
                                                                          ----------------------------------------------------
                                                                                    FOR THE
                                                                           SIX MONTHS ENDED         FOR THE            FOR THE
                                                                          NOVEMBER 30, 2005    PERIOD ENDED         YEAR ENDED
                                                                                (UNAUDITED)    MAY 31, 2005   OCTOBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ..............................................                 N/A             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ...........                 N/A             N/A                N/A
   SHARES REDEEMED - CLASS C ..........................................                 N/A             N/A                N/A
                                                                          -----------------    ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...............                 N/A             N/A                N/A
                                                                          -----------------    ------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .........................                 N/A             N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) ..................................................                 N/A             N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .....................                 N/A             N/A                N/A
                                                                          -----------------    ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...                 N/A             N/A                N/A
                                                                          -----------------    ------------   ----------------
   SHARES SOLD - ADVISOR CLASS ........................................             247,461         440,076            711,184
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .....              30,724          53,982            106,236
   SHARES REDEEMED - ADVISOR CLASS ....................................            (350,530)       (758,385)        (1,656,411)
                                                                          -----------------    ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .........             (72,345)       (264,327)          (838,991)
                                                                          -----------------    ------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................................             630,852         647,496          1,965,184
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS ...........................................................             112,066          50,119             33,269
   SHARES REDEEMED - INSTITUTIONAL CLASS ..............................          (5,478,024)       (314,817)        (2,691,685)
                                                                          -----------------    ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...          (4,735,106)        382,798           (693,232)
                                                                          -----------------    ------------   ----------------
   SHARES SOLD - INVESTOR CLASS .......................................           1,677,253       4,059,834          7,406,159
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....             516,448         981,576          1,932,271
   SHARES REDEEMED - INVESTOR CLASS ...................................          (5,243,700)    (13,066,585)       (22,098,555)
                                                                          -----------------    ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ........          (3,049,999)     (8,025,175)       (12,760,125)
                                                                          -----------------    ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................          (7,857,450)     (7,906,704)       (14,292,348)
                                                                          =================    ============   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $              27    $          0   $          2,759
                                                                          =================    ============   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                       GOVERNMENT SECURITIES FUND
                                                                          ---------------------------------------------------
                                                                                    FOR THE
                                                                           SIX MONTHS ENDED        FOR THE            FOR THE
                                                                          NOVEMBER 30, 2005   PERIOD ENDED         YEAR ENDED
                                                                                (UNAUDITED)   MAY 31, 2005   OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ..............................................               8,250         15,310            160,431
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ...........               2,532          5,716             10,120
   SHARES REDEEMED - CLASS C ..........................................             (51,506)       (84,076)          (162,752)
                                                                          -----------------   ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...............             (40,724)       (63,050)             7,799
                                                                          -----------------   ------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .........................           7,390,406          5,602                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) ..................................................              83,813              6                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .....................            (785,732)             0                N/A
                                                                          -----------------   ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...           6,688,487          5,608                N/A
                                                                          -----------------   ------------   ----------------
   SHARES SOLD - ADVISOR CLASS ........................................             834,102      1,155,096          2,049,123
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .....             118,838        240,414            471,234
   SHARES REDEEMED - ADVISOR CLASS ....................................          (1,073,518)    (1,943,283)        (6,470,140)
                                                                          -----------------   ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .........            (120,578)      (547,773)        (3,949,783)
                                                                          -----------------   ------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................................           5,211,079      1,035,511          2,070,885
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS ...........................................................             155,732         77,004            130,186
   SHARES REDEEMED - INSTITUTIONAL CLASS ..............................          (8,102,568)      (415,057)        (5,501,897)
                                                                          -----------------   ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...          (2,735,757)       697,458         (3,300,826)
                                                                          -----------------   ------------   ----------------
   SHARES SOLD - INVESTOR CLASS .......................................           7,980,063     15,627,839         25,056,354
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....           1,753,692      3,798,109          7,234,657
   SHARES REDEEMED - INVESTOR CLASS ...................................         (22,354,797)   (24,068,371)      (101,610,878)
                                                                          -----------------   ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ........         (12,621,042)    (4,642,423)       (69,319,867)
                                                                          -----------------   ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................          (8,829,614)    (4,550,180)       (76,562,677)
                                                                          =================   ============   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $      (3,663,981)  $      2,195   $      1,298,270
                                                                          =================   ============   ================

                                                                                            HIGH INCOME FUND
                                                                          ---------------------------------------------------
                                                                                    FOR THE
                                                                           SIX MONTHS ENDED        FOR THE            FOR THE
                                                                          NOVEMBER 30, 2005   PERIOD ENDED         YEAR ENDED
                                                                                (UNAUDITED)   MAY 31, 2005   OCTOBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ..............................................                 N/A            N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ...........                 N/A            N/A                N/A
   SHARES REDEEMED - CLASS C ..........................................                 N/A            N/A                N/A
                                                                          -----------------   ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...............                 N/A            N/A                N/A
                                                                          -----------------   ------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .........................                 N/A            N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) ..................................................                 N/A            N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .....................                 N/A            N/A                N/A
                                                                          -----------------   ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...                 N/A            N/A                N/A
                                                                          -----------------   ------------   ----------------
   SHARES SOLD - ADVISOR CLASS ........................................             247,914        304,082            493,380
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .....              60,412        118,616            228,581
   SHARES REDEEMED - ADVISOR CLASS ....................................            (502,372)      (952,614)        (1,826,262)
                                                                          -----------------   ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS .........            (194,046)      (529,916)        (1,104,301)
                                                                          -----------------   ------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ..................................                   0            137            870,067
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS ...........................................................              11,479         44,498            413,474
   SHARES REDEEMED - INSTITUTIONAL CLASS ..............................             (21,228)    (2,740,716)        (3,745,985)
                                                                          -----------------   ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...              (9,749)    (2,696,081)        (2,462,444)
                                                                          -----------------   ------------   ----------------
   SHARES SOLD - INVESTOR CLASS .......................................           1,402,320      2,416,704          6,136,919
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....             604,923      1,144,921          2,409,240
   SHARES REDEEMED - INVESTOR CLASS ...................................          (5,084,265)    (9,552,881)       (29,173,307)
                                                                          -----------------   ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ........          (3,077,022)    (5,991,256)       (20,627,148)
                                                                          -----------------   ------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................          (3,280,817)    (9,217,253)       (24,193,893)
                                                                          =================   ============   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........   $             (40)  $        500   $              0
                                                                          =================   ============   ================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             SHORT-TERM BOND FUND
                                                                            ------------------------------------------------------
                                                                                      FOR THE
                                                                             SIX MONTHS ENDED           FOR THE            FOR THE
                                                                            NOVEMBER 30, 2005      PERIOD ENDED         YEAR ENDED
                                                                                  (UNAUDITED)   MAY 31, 2005(1)   OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................  $     565,181,757   $   576,286,031   $    804,867,124

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................         10,815,723        12,008,119         20,775,628
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................           (576,991)          351,275          5,267,784
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .....................................................         (4,575,054)       (9,021,608)        (5,681,655)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........          5,663,678         3,337,786         20,361,757
                                                                            -----------------   ---------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C ............................................................                N/A               N/A                N/A
      ADMINISTRATOR CLASS ................................................                N/A               N/A                N/A
      ADVISOR CLASS ......................................................           (150,665)         (197,961)          (381,676)
      INSTITUTIONAL CLASS ................................................         (1,419,063)       (1,260,028)        (2,304,115)
      INVESTOR CLASS .....................................................         (9,822,704)      (11,121,123)       (20,423,374)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................
      CLASS C ............................................................                N/A               N/A                N/A
      ADVISOR CLASS ......................................................                  0                 0                  0
      INSTITUTIONAL CLASS ................................................                  0                 0                  0
      INVESTOR CLASS .....................................................                  0                 0                  0
                                                                            -----------------   ---------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................        (11,392,432)      (12,579,112)       (23,109,165)
                                                                            -----------------   ---------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................                N/A               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................                N/A               N/A                N/A
   COST OF SHARES REDEEMED - CLASS C .....................................                N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS C ..........................................                N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..............                N/A               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........                N/A               N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ................                N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADMINISTRATOR CLASS ..............................                N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .............................          1,385,861           854,763          2,100,910
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................            122,603           218,462            384,070
   COST OF SHARES REDEEMED - ADVISOR CLASS ...............................         (3,169,506)       (3,010,418)        (6,409,590)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADVISOR CLASS ....................................         (1,661,042)       (1,937,193)        (3,924,610)
                                                                            -----------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................         46,732,317         3,760,436         13,404,577
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................            967,380           414,664            760,227
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................        (33,438,833)       (1,824,067)       (31,389,278)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..............................         14,260,864         2,351,033        (17,224,474)
                                                                            -----------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................         33,256,730        90,400,531         77,287,058
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................          7,175,196        10,871,365         17,388,445
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................        (91,545,631)     (103,548,684)      (299,360,104)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INVESTOR CLASS ...................................        (51,113,705)       (2,276,788)      (204,684,601)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................        (38,513,883)       (1,862,948)      (225,833,685)
                                                                            =================   ===============   ================
NET INCREASE (DECREASE) IN NET ASSETS ....................................        (44,242,637)      (11,104,274)      (228,581,093)
                                                                            =================   ===============   ================
ENDING NET ASSETS ........................................................  $     520,939,120   $   565,181,757   $    576,286,031
                                                                            =================   ===============   ================

(1) PROCEEDS FROM SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONSOLIDATIONS (NOTE 1).

(2)   PROCEEDS FROM SHARES SOLD MAY INCLUDE REDEMPTION FEES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                      SHORT-TERM HIGH YIELD BOND FUND
                                                                         ---------------------------------------------------------
                                                                                      FOR THE
                                                                             SIX MONTHS ENDED           FOR THE            FOR THE
                                                                         NOVEMBER 30, 2005(2)      PERIOD ENDED         YEAR ENDED
                                                                                  (UNAUDITED)   MAY 31, 2005(2)   OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................  $        167,467,833   $   220,480,649   $    341,502,804

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................             3,876,006         5,019,649         11,850,811
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................               631,101           762,489          4,299,441
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..................................................              (540,450)       (4,625,841)        (3,586,270)
                                                                         --------------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......             3,966,657         1,156,297         12,563,982
                                                                         --------------------   ---------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C .........................................................                   N/A               N/A                N/A
      ADMINISTRATOR CLASS .............................................                   N/A               N/A                N/A
      ADVISOR CLASS ...................................................              (917,213)       (1,243,673)        (2,847,087)
      INSTITUTIONAL CLASS .............................................                   N/A               N/A                N/A
      INVESTOR CLASS ..................................................            (2,998,212)       (3,848,672)        (9,017,138)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........................
      CLASS C .........................................................                   N/A               N/A                N/A
      ADVISOR CLASS ...................................................                     0                 0                  0
      INSTITUTIONAL CLASS .............................................                   N/A               N/A                N/A
      INVESTOR CLASS ..................................................                     0                 0                  0
                                                                         --------------------   ---------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................            (3,915,425)       (5,092,345)       (11,864,225)
                                                                         --------------------   ---------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ................................                   N/A               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ............................                   N/A               N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ..................................                   N/A               N/A                N/A
                                                                         --------------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS C .......................................                   N/A               N/A                N/A
                                                                         --------------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........                   N/A               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .......                   N/A               N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .............                   N/A               N/A                N/A
                                                                         --------------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADMINISTRATOR CLASS ...........................                   N/A               N/A                N/A
                                                                         --------------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..........................             6,193,976         6,998,333         19,010,794
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ......................               733,838         1,280,785          2,608,558
   COST OF SHARES REDEEMED - ADVISOR CLASS ............................           (11,370,518)      (22,596,649)       (39,708,587)
                                                                         --------------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADVISOR CLASS .................................            (4,442,704)      (14,317,531)       (18,089,235)
                                                                         --------------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................                   N/A               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................                   N/A               N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................                   N/A               N/A                N/A
                                                                         --------------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...........................                   N/A               N/A                N/A
                                                                         --------------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .........................             9,649,580        21,723,170        118,852,995
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....................             2,108,564         3,629,167          7,592,955
   COST OF SHARES REDEEMED - INVESTOR CLASS ...........................           (25,620,430)      (60,111,574)      (230,078,627)
                                                                         --------------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INVESTOR CLASS ................................           (13,862,286)      (34,759,237)      (103,632,677)
                                                                         --------------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................           (18,304,990)      (49,076,768)      (121,721,912)
                                                                         ====================   ===============   ================
NET INCREASE (DECREASE) IN NET ASSETS .................................           (18,253,758)      (53,012,816)      (121,022,155)
                                                                         ====================   ===============   ================
ENDING NET ASSETS .....................................................  $        149,214,075   $   167,467,833   $    220,480,649
                                                                         ====================   ===============   ================

                                                                                           ULTRA SHORT-TERM INCOME  FUND
                                                                            ------------------------------------------------------
                                                                                      FOR THE
                                                                             SIX MONTHS ENDED           FOR THE            FOR THE
                                                                            NOVEMBER 30, 2005      PERIOD ENDED         YEAR ENDED
                                                                                  (UNAUDITED)      MAY 31, 2005   OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................     $   1,122,779,786   $ 1,425,161,780   $  2,353,726,173

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................            20,317,742        23,086,892         43,671,673
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................             1,618,644         1,635,356         (4,384,288)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                            (1,664,590)       (5,468,991)        (9,265,183)
      OF INVESTMENTS ..................................................
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......            20,271,796        19,253,257         30,022,202
                                                                            -----------------   ---------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C .........................................................                   N/A               N/A                N/A
      ADMINISTRATOR CLASS .............................................               (77,388)             (454)               N/A
      ADVISOR CLASS ...................................................            (1,166,509)       (1,405,828)        (2,864,239)
      INSTITUTIONAL CLASS .............................................            (1,284,299)       (1,299,951)        (3,704,000)
      INVESTOR CLASS ..................................................           (19,812,656)      (23,075,264)       (45,871,440)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..........................
      CLASS C .........................................................                   N/A               N/A                N/A
      ADVISOR CLASS ...................................................                     0                 0                  0
      INSTITUTIONAL CLASS .............................................                     0                 0                  0
      INVESTOR CLASS ..................................................                     0                 0                  0
                                                                            -----------------   ---------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................           (22,340,852)      (25,781,497)       (52,439,679)
                                                                            -----------------   ---------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ................................                   N/A               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ............................                   N/A               N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ..................................                   N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS .........................................                   N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........             5,869,432           160,000                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .......                58,058               454                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .............            (1,584,412)                0                N/A
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADMINISTRATOR CLASS ...........................             4,343,078           160,454                N/A
                                                                            -----------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS ..........................            10,112,287        10,355,257         48,681,081
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ......................               955,654         1,582,493          2,919,288
   COST OF SHARES REDEEMED - ADVISOR CLASS ............................           (18,251,994)      (40,215,172)      (108,288,542)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADVISOR CLASS .................................            (7,184,053)      (28,277,422)       (56,688,173)
                                                                            -----------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................            25,132,980        14,664,143         47,397,968
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................               991,854           896,347          2,875,589
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................           (39,917,603)      (18,340,249)      (202,979,335)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ...........................           (13,792,769)       (2,779,759)      (152,705,778)
                                                                            -----------------   ---------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .........................           161,527,364       175,684,322        503,267,324
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....................            15,072,592        24,058,014         43,196,049
   COST OF SHARES REDEEMED - INVESTOR CLASS ...........................          (291,766,981)     (464,699,363)    (1,243,216,338)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INVESTOR CLASS ................................          (115,167,025)     (264,957,027)      (696,752,965)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................          (131,800,769)     (295,853,754)      (906,146,916)
                                                                            =================   ===============   ================
NET INCREASE (DECREASE) IN NET ASSETS .................................          (133,869,825)     (302,381,994)      (928,564,393)
                                                                            =================   ===============   ================
ENDING NET ASSETS .....................................................     $     988,909,961   $ 1,122,779,786   $  1,425,161,780
                                                                            =================   ===============   ================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              SHORT-TERM BOND FUND
                                                                            ------------------------------------------------------
                                                                                      FOR THE
                                                                             SIX MONTHS ENDED           FOR THE            FOR THE
                                                                            NOVEMBER 30, 2005      PERIOD ENDED         YEAR ENDED
                                                                                  (UNAUDITED)   MAY 31, 2005(1)   OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C .................................................                N/A               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............                N/A               N/A                N/A
   SHARES REDEEMED - CLASS C .............................................                N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................                N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ............................                N/A               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) .....................................................                N/A               N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........................                N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......                N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
   SHARES SOLD - ADVISOR CLASS ...........................................            161,746            98,331            238,892
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........             14,286            25,175             43,583
   SHARES REDEEMED - ADVISOR CLASS .......................................           (369,685)         (346,643)          (726,740)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ............           (193,653)         (223,137)          (444,265)
                                                                            -----------------   ---------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................          5,432,686           432,129          1,518,809
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..            112,611            47,835             86,060
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................         (3,888,091)         (210,156)        (3,556,896)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......          1,657,206           269,808         (1,952,027)
                                                                            -----------------   ---------------   ----------------
   SHARES SOLD - INVESTOR CLASS ..........................................          3,873,177        10,475,686          8,763,819
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......            836,188         1,253,174          1,973,530
   SHARES REDEEMED - INVESTOR CLASS ......................................        (10,667,342)      (11,935,825)       (33,969,098)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........         (5,957,977)         (206,965)       (23,231,749)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................         (4,494,424)         (160,294)       (25,628,041)
                                                                            =================   ===============   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............  $        (576,709)  $             0   $          8,806
                                                                            =================   ===============   ================

(1) SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONSOLIDATIONS (NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                         SHORT-TERM HIGH YIELD BOND FUND
                                                                            ------------------------------------------------------
                                                                                      FOR THE
                                                                             SIX MONTHS ENDED           FOR THE            FOR THE
                                                                            NOVEMBER 30, 2005      PERIOD ENDED         YEAR ENDED
                                                                                  (UNAUDITED)      MAY 31, 2005   OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ................................................                 N/A               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .............                 N/A               N/A                N/A
   SHARES REDEEMED - CLASS C ............................................                 N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .................                 N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........................                 N/A               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) ....................................................                 N/A               N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .......................                 N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....                 N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
   SHARES SOLD - ADVISOR CLASS ..........................................             725,469           811,577          2,193,275
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .......              85,945           148,739            301,064
   SHARES REDEEMED - ADVISOR CLASS ......................................          (1,332,524)       (2,619,164)        (4,589,075)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ...........            (521,110)       (1,658,848)        (2,094,736)
                                                                            -----------------   ---------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ....................................                 N/A               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .                 N/A               N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ................................                 N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .....                 N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
   SHARES SOLD - INVESTOR CLASS .........................................           1,130,815         2,517,157         13,703,741
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ......             246,945           421,400            876,274
   SHARES REDEEMED - INVESTOR CLASS .....................................          (3,002,934)       (6,980,296)       (26,550,751)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..........          (1,625,174)       (4,041,739)       (11,970,736)
                                                                            -----------------   ---------------   ----------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...................................................          (2,146,284)       (5,700,587)       (14,065,472)
                                                                            =================   ===============   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............   $         (39,419)  $             0   $          6,659
                                                                            =================   ===============   ================

                                                                                          ULTRA SHORT-TERM INCOME FUND
                                                                            ------------------------------------------------------
                                                                                      FOR THE
                                                                             SIX MONTHS ENDED           FOR THE            FOR THE
                                                                            NOVEMBER 30, 2005      PERIOD ENDED         YEAR ENDED
                                                                                  (UNAUDITED)      MAY 31, 2005   OCTOBER 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C ................................................                 N/A               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .............                 N/A               N/A                N/A
   SHARES REDEEMED - CLASS C ............................................                 N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .................                 N/A               N/A                N/A
                                                                            -----------------   ---------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ...........................             642,795            17,485                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR
      CLASS (NOTE 1) ....................................................               6,352                50                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .......................            (173,237)                0                N/A
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....             475,910            17,535                N/A
                                                                            -----------------   ---------------   ----------------
   SHARES SOLD - ADVISOR CLASS ..........................................           1,102,956         1,127,409          5,251,935
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .......             104,256           172,337            314,398
   SHARES REDEEMED - ADVISOR CLASS ......................................          (1,990,383)       (4,378,147)       (11,660,062)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ...........            (783,171)       (3,078,401)        (6,093,729)
                                                                            -----------------   ---------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ....................................           2,741,533         1,597,195          5,103,244
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .             108,199            97,628            309,449
   SHARES REDEEMED - INSTITUTIONAL CLASS ................................          (4,350,507)       (1,997,259)       (21,836,888)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .....          (1,500,775)         (302,436)       (16,424,195)
                                                                            -----------------   ---------------   ----------------
   SHARES SOLD - INVESTOR CLASS .........................................          17,603,884        19,120,946         54,187,259
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ......           1,643,987         2,618,309          4,650,565
   SHARES REDEEMED - INVESTOR CLASS .....................................         (31,800,744)      (50,572,453)      (133,789,575)
                                                                            -----------------   ---------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..........         (12,552,873)      (28,833,198)       (74,951,751)
                                                                            -----------------   ---------------   ----------------

NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ...................................................         (14,360,909)      (32,196,500)       (97,469,675)
                                                                            =================   ===============   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............   $      (2,023,026)  $            84   $          5,447
                                                                            =================   ===============   ================

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                     NET REALIZED
                                                                        BEGINNING            NET              AND   DISTRIBUTIONS
                                                                        NET ASSET     INVESTMENT       UNREALIZED        FROM NET
                                                                        VALUE PER         INCOME   GAIN (LOSS) ON      INVESTMENT
                                                                            SHARE         (LOSS)      INVESTMENTS          INCOME
---------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...................         $ 10.58           0.24            (0.31)         (0.24)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............................         $ 10.67           0.29            (0.09)         (0.29)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............................         $ 10.42           0.49             0.25          (0.49)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............................         $  9.54           0.52             0.88          (0.52)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............................         $ 10.80           0.63            (1.25)         (0.64)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............................         $ 10.42           0.74             0.38          (0.74)

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...................         $ 10.57           0.26            (0.30)         (0.26)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............................         $ 10.65           0.31            (0.08)         (0.31)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............................         $ 10.41           0.55             0.24          (0.55)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............................         $  9.53           0.57             0.88          (0.57)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............................         $ 10.79           0.68            (1.25)         (0.69)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............................         $ 10.42           0.81             0.37          (0.81)

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...................         $ 10.59           0.24            (0.32)         (0.24)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............................         $ 10.67           0.29            (0.08)         (0.29)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............................         $ 10.42           0.50             0.25          (0.50)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............................         $  9.54           0.53             0.88          (0.53)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............................         $ 10.80           0.65            (1.26)         (0.65)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............................         $ 10.43           0.76             0.37          (0.76)

GOVERNMENT SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...................         $ 10.77           0.17            (0.27)         (0.20)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............................         $ 10.92           0.12             0.01          (0.16)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............................         $ 11.05           0.15             0.20          (0.25)
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ........................         $ 11.14           0.19            (0.06)         (0.22)

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...................         $ 10.77           0.24            (0.28)         (0.26)
APRIL 11, 2005(5) TO MAY 31, 2005(4) ............................         $ 10.61           0.05             0.17          (0.06)

ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...................         $ 10.77           0.21            (0.27)         (0.24)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............................         $ 10.93           0.20             0.00(6)       (0.24)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............................         $ 11.05           0.25             0.21          (0.35)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............................         $ 11.35           0.25             0.07          (0.36)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............................         $ 11.25           0.42             0.30          (0.46)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............................         $ 10.33           0.54             0.92          (0.54)

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...................         $ 10.77           0.23            (0.27)         (0.27)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............................         $ 10.93           0.23             0.00(6)       (0.27)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............................         $ 11.05           0.32             0.21          (0.42)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............................         $ 11.36           0.34             0.05          (0.44)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............................         $ 11.26           0.48             0.31          (0.53)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............................         $ 10.34           0.60             0.93          (0.61)

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ...................         $ 10.77           0.21            (0.26)         (0.24)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............................         $ 10.93           0.20             0.00(6)       (0.24)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............................         $ 11.05           0.26             0.21          (0.36)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............................         $ 11.36           0.28             0.05          (0.38)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............................         $ 11.26           0.43             0.31          (0.48)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............................         $ 10.33           0.55             0.95          (0.57)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                        DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                             FROM NET   NET ASSET   -----------------------------------------------
                                                             REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                                GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .......            0.00     $ 10.27             4.62%      1.12%     (0.12)%     1.00%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .................            0.00     $ 10.58             4.60%      1.23%     (0.16)%     1.07%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................            0.00     $ 10.67             4.70%      1.20%     (0.08)%     1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................            0.00     $ 10.42             5.10%      1.16%     (0.03)%     1.13%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................            0.00     $  9.54             6.40%      1.15%     (0.03)%     1.12%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ................            0.00     $ 10.80             6.72%      1.29%     (0.14)%     1.15%

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .......            0.00     $ 10.27             4.94%      0.66%     (0.05)%     0.61%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .................            0.00     $ 10.57             5.08%      0.65%     (0.04)%     0.61%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................            0.00     $ 10.65             5.23%      0.60%     (0.03)%     0.57%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................            0.00     $ 10.41             5.59%      0.60%     (0.01)%     0.59%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................            0.00     $  9.53             7.00%      0.59%     (0.01)%     0.58%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ................            0.00     $ 10.79             7.42%      0.49%      0.00%      0.49%

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .......            0.00     $ 10.27             4.59%      1.29%     (0.26)%     1.03%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .................            0.00     $ 10.59             4.62%      1.13%     (0.09)%     1.04%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................            0.00     $ 10.67             4.78%      1.07%     (0.03)%     1.04%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................            0.00     $ 10.42             5.20%      1.04%     (0.01)%     1.03%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................            0.00     $  9.54             6.60%      0.99%      0.00%      0.99%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ................            0.00     $ 10.80             7.03%      0.95%      0.00%      0.95%

GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .......            0.00     $ 10.47             3.24%      1.80%     (0.10)%     1.70%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .................           (0.12)    $ 10.77             2.14%      2.30%     (0.04)%     2.26%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................           (0.23)    $ 10.92             1.65%      2.10%     (0.04)%     2.06%
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ............            0.00     $ 11.05             1.25%      2.17%     (0.06)%     2.11%

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .......            0.00     $ 10.47             4.35%      0.88%     (0.18)%     0.70%
APRIL 11, 2005(5) TO MAY 31, 2005(4) ................            0.00     $ 10.77             3.54%      0.83%     (0.16)%     0.67%

ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .......            0.00     $ 10.47             3.98%      1.05%     (0.10)%     0.95%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .................           (0.12)    $ 10.77             3.33%      1.16%     (0.09)%     1.07%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................           (0.23)    $ 10.93             2.57%      1.18%     (0.06)%     1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................           (0.26)    $ 11.05             2.33%      1.12%     (0.01)%     1.11%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................           (0.16)    $ 11.35             3.68%      1.14%     (0.04)%     1.10%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ................            0.00     $ 11.25             4.50%      1.36%     (0.22)%     1.14%

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .......            0.00     $ 10.46             4.43%      0.60%     (0.12)%     0.48%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .................           (0.12)    $ 10.77             3.87%      0.58%     (0.05)%     0.53%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................           (0.23)    $ 10.93             3.19%      0.53%     (0.03)%     0.50%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................           (0.26)    $ 11.05             2.96%      0.48%      0.00%      0.48%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................           (0.16)    $ 11.36             4.50%      0.46%     (0.01)%     0.45%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ................            0.00     $ 11.26             5.43%      0.47%      0.00%      0.47%

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) .......            0.00     $ 10.48             3.89%      1.22%     (0.18)%     1.04%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .................           (0.12)    $ 10.77             3.37%      1.08%     (0.06)%     1.02%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................           (0.23)    $ 10.93             2.66%      1.06%     (0.03)%     1.03%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................           (0.26)    $ 11.05             2.55%      0.96%      0.00%      0.96%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................           (0.16)    $ 11.36             3.85%      0.92%     (0.01)%     0.91%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ................            0.00     $ 11.26             5.08%      0.91%      0.00%      0.91%

                                                                                        PORTFOLIO     NET ASSETS AT
                                                                                TOTAL    TURNOVER     END OF PERIOD
                                                                            RETURN(2)     RATE(3)   (000'S OMITTED)
-------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
-------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..........................        (0.66)%        86%   $       16,180
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ....................................         1.85%         85%   $       17,440
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...................................         7.29%        133%   $       20,396
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...................................        14.89%        205%   $       28,663
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...................................        (5.84)%       412%   $       30,529
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...................................        10.98%        341%   $       32,041

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..........................        (0.37)%        86%   $       23,795
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ....................................         2.21%         85%   $       74,568
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...................................         7.78%        133%   $       71,061
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...................................        15.51%        205%   $       76,644
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...................................        (5.35)%       412%   $       43,487
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...................................        11.62%        341%   $       31,997

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..........................        (0.77)%        86%   $      302,797
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ....................................         1.95%         85%   $      344,329
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...................................         7.39%        133%   $      432,598
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...................................        15.00%        205%   $      555,582
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...................................        (5.71)%       412%   $      683,288
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...................................        11.10%        341%   $    1,292,816

GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------------------------------------------
CLASS C
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..........................        (0.91)%       102%   $        1,768
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ....................................         1.24%        139%   $        2,257
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...................................         3.20%        390%   $        2,979
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ...............................         1.18%        531%   $        2,925

ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..........................        (0.41)%       102%   $       70,080
APRIL 11, 2005(5) TO MAY 31, 2005(4) ...................................         2.12%        139%   $           60

ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..........................        (0.54)%       102%   $       66,085
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ....................................         1.85%        139%   $       69,267
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...................................         4.27%        390%   $       76,283
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...................................         2.89%        531%   $      120,753
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...................................         6.77%        519%   $      106,721
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...................................        14.50%        552%   $       12,371

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..........................        (0.40)%       102%   $       59,469
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ....................................         2.17%        139%   $       90,647
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...................................         4.92%        390%   $       84,366
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...................................         3.56%        531%   $      121,767
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...................................         7.45%        519%   $      104,607
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...................................        15.28%        552%   $       76,172

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..........................        (0.49)%       102%   $      998,050
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ....................................         1.87%        139%   $    1,162,518
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...................................         4.38%        390%   $    1,230,428
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...................................         2.99%        531%   $    2,010,247
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...................................         6.97%        519%   $    2,360,229
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...................................        14.88%        552%   $    1,690,980

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                          NET REALIZED
                                                            BEGINNING             NET              AND     DISTRIBUTIONS
                                                            NET ASSET      INVESTMENT       UNREALIZED          FROM NET
                                                            VALUE PER          INCOME   GAIN (LOSS) ON        INVESTMENT
                                                                SHARE          (LOSS)      INVESTMENTS            INCOME
-------------------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND
-------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ....          $    7.63            0.26             0.00(6)          (0.26)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..............          $    7.84            0.30            (0.21)            (0.30)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............          $    7.49            0.53             0.35             (0.53)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............          $    6.31            0.55             1.18             (0.55)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............          $    7.74            0.77            (1.43)            (0.77)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............          $    9.67            1.01            (1.93)            (1.01)

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ....          $    7.69            0.28             0.00(6)          (0.28)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..............          $    7.88            0.33            (0.19)            (0.33)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............          $    7.53            0.58             0.35             (0.58)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............          $    6.35            0.61             1.17             (0.60)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............          $    7.75            0.82            (1.40)            (0.82)
JULY 31, 2001(5) TO OCTOBER 31, 2001 .............          $    8.56            0.26            (0.81)            (0.26)

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ....          $    7.66            0.26             0.00(6)          (0.26)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..............          $    7.86            0.31            (0.20)            (0.31)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............          $    7.51            0.54             0.35             (0.54)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............          $    6.33            0.57             1.18             (0.57)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............          $    7.75            0.78            (1.42)            (0.78)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............          $    9.68            1.03            (1.93)            (1.03)

SHORT-TERM BOND FUND
-------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ....          $    8.62            0.17            (0.08)            (0.18)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..............          $    8.77            0.18            (0.14)            (0.19)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............          $    8.81            0.26            (0.01)            (0.29)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............          $    8.78            0.29             0.07             (0.33)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............          $    9.40            0.42            (0.60)            (0.44)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............          $    9.34            0.58             0.06             (0.58)

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ....          $    8.63            0.19            (0.08)            (0.20)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..............          $    8.78            0.20            (0.14)            (0.21)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............          $    8.82            0.31            (0.01)            (0.34)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............          $    8.79            0.34             0.08             (0.39)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............          $    9.40            0.48            (0.59)            (0.50)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............          $    9.35            0.64             0.05             (0.64)

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ....          $    8.62            0.17            (0.08)            (0.18)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ..............          $    8.77            0.19            (0.14)            (0.20)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............          $    8.81            0.27            (0.01)            (0.30)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............          $    8.78            0.29             0.09             (0.35)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............          $    9.39            0.44            (0.59)            (0.46)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............          $    9.34            0.60             0.05             (0.60)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------


                                                   DISTRIBUTIONS      ENDING        RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        FROM NET   NET ASSET    --------------------------------------------------
                                                        REALIZED   VALUE PER    NET INVESTMENT      GROSS     EXPENSES         NET
                                                           GAINS       SHARE     INCOME (LOSS)   EXPENSES       WAIVED    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..            0.00   $    7.63              6.74%      1.19%       (0.30)%      0.89%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............            0.00   $    7.63              6.59%      1.20%       (0.14)%      1.06%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........            0.00   $    7.84              6.90%      1.20%       (0.07)%      1.13%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........            0.00   $    7.49              7.74%      1.15%       (0.04)%      1.11%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            0.00   $    6.31             10.45%      1.20%       (0.07)%      1.13%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........            0.00   $    7.74             11.31%      1.61%       (0.48)%      1.13%

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..            0.00   $    7.69              7.22%      0.79%       (0.36)%      0.43%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............            0.00   $    7.69              7.20%      0.51%       (0.09)%      0.42%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........            0.00   $    7.88              7.58%      0.47%       (0.03)%      0.44%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........            0.00   $    7.53              8.60%      0.45%        0.00%       0.45%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            0.00   $    6.35             11.03%      0.46%        0.00%       0.46%
JULY 31, 2001(5) TO OCTOBER 31, 2001 ...........            0.00   $    7.75             12.93%      0.49%        0.00%       0.49%

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..            0.00   $    7.66              6.79%      1.36%       (0.50)%      0.86%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............            0.00   $    7.66              6.71%      1.08%       (0.13)%      0.95%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........            0.00   $    7.86              7.06%      1.00%       (0.04)%      0.96%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........            0.00   $    7.51              8.09%      0.94%        0.00%       0.94%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            0.00   $    6.33             10.62%      0.97%        0.00%       0.97%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........            0.00   $    7.75             11.48%      0.90%        0.00%       0.90%

SHORT-TERM BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..            0.00   $    8.53              3.95%      1.09%       (0.24)%      0.85%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............            0.00   $    8.62              3.53%      1.18%       (0.14)%      1.04%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........            0.00   $    8.77              2.96%      1.19%       (0.07)%      1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........            0.00   $    8.81              3.14%      1.15%       (0.02)%      1.13%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            0.00   $    8.78              4.66%      1.16%       (0.03)%      1.13%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........            0.00   $    9.40              5.47%      1.34%       (0.21)%      1.13%

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..            0.00   $    8.54              4.33%      0.65%       (0.17)%      0.48%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............            0.00   $    8.63              4.07%      0.60%       (0.07)%      0.53%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........            0.00   $    8.78              3.56%      0.54%       (0.03)%      0.51%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........            0.00   $    8.82              3.78%      0.51%        0.00%       0.51%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            0.00   $    8.79              5.35%      0.48%        0.00%       0.48%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........            0.00   $    9.40              6.57%      0.44%        0.00%       0.44%

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..            0.00   $    8.53              3.90%      1.27%       (0.37)%      0.90%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............            0.00   $    8.62              3.70%      1.01%       (0.12)%      0.89%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........            0.00   $    8.77              3.11%      0.99%       (0.03)%      0.96%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........            0.00   $    8.81              3.39%      0.94%       (0.01)%      0.93%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            0.00   $    8.78              4.94%      0.90%        0.00%       0.90%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........            0.00   $    9.39              6.23%      0.87%        0.00%       0.87%

                                                                       PORTFOLIO        NET ASSETS AT
                                                            TOTAL       TURNOVER        END OF PERIOD
                                                        RETURN(2)         RATE(3)      (000'S OMITTED)
------------------------------------------------------------------------------------------------------
HIGH INCOME FUND
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..             3.43%             44%     $        16,207
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............             1.16%             52%     $        17,681
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........            12.11%            133%     $        22,315
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........            28.39%            172%     $        29,587
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            (9.44)%           120%     $        17,257
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........           (10.28)%           114%     $        14,821

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..             3.67%             44%     $         3,034
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............             1.77%             52%     $         3,108
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........            12.85%            133%     $        24,436
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........            29.11%            172%     $        41,891
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            (8.38)%           120%     $        47,281
JULY 31, 2001(5) TO OCTOBER 31, 2001 ...........            (6.52)%           114%     $        13,626

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..             3.45%             44%     $       223,043
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............             1.35%             52%     $       246,538
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........            12.26%            133%     $       300,358
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........            28.55%            172%     $       441,931
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            (9.14)%           120%     $       438,858
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........           (10.05)%           114%     $       846,866

SHORT-TERM BOND FUND
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..             1.04%             13%     $         6,404
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............             0.45%             14%     $         8,142
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........             2.87%             37%     $        10,240
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........             4.19%             97%     $        14,203
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            (1.89)%           154%     $         9,369
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........             6.93%            129%     $         9,657

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..             1.23%             13%     $        65,051
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............             0.76%             14%     $        51,426
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........             3.50%             37%     $        49,940
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........             4.84%             97%     $        67,391
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            (1.14)%           154%     $        55,474
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........             7.57%            129%     $        71,474

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..             1.02%             13%     $       449,484
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............             0.53%             14%     $       505,613
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........             3.05%             37%     $       516,105
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........             4.40%             97%     $       723,273
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            (1.56)%           154%     $       933,238
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........             7.11%            129%     $     1,348,372

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                              NET REALIZED
                                                   BEGINNING          NET              AND   DISTRIBUTIONS
                                                   NET ASSET   INVESTMENT       UNREALIZED        FROM NET
                                                   VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT
                                                       SHARE       (LOSS)      INVESTMENTS          INCOME
-----------------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND
-----------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..   $    8.51         0.20             0.01           (0.20)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............   $    8.69         0.22            (0.18)          (0.22)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........   $    8.66         0.39             0.03           (0.39)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........   $    8.28         0.46             0.38           (0.46)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........   $    8.93         0.60            (0.65)          (0.60)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........   $    9.88         0.79            (0.95)          (0.79)

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..   $    8.52         0.21             0.00(6)        (0.21)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............   $    8.69         0.22            (0.17)          (0.22)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........   $    8.66         0.40             0.03           (0.40)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........   $    8.29         0.47             0.37           (0.47)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........   $    8.93         0.61            (0.64)          (0.61)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........   $    9.88         0.82            (0.95)          (0.82)

ULTRA SHORT-TERM INCOME FUND
-----------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..   $    9.16         0.19            (0.03)          (0.20)
APRIL 11, 2005(5) TO MAY 31, 2005(4) ...........   $    9.16         0.05             0.00(6)        (0.05)

ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..   $    9.17         0.18             0.00(6)        (0.20)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............   $    9.21         0.16            (0.02)          (0.18)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........   $    9.33         0.20            (0.07)          (0.25)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........   $    9.41         0.24            (0.01)          (0.31)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........   $    9.82         0.34            (0.35)          (0.40)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........   $    9.88         0.55            (0.05)          (0.56)

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..   $    9.17         0.20             0.00(6)        (0.22)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............   $    9.21         0.19            (0.02)          (0.21)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........   $    9.33         0.24            (0.04)          (0.32)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........   $    9.41         0.29             0.01           (0.38)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........   $    9.82         0.36            (0.29)          (0.48)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........   $    9.87         0.62            (0.04)          (0.63)

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..   $    9.17         0.17             0.00(6)        (0.19)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............   $    9.22         0.17            (0.03)          (0.19)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........   $    9.34         0.22            (0.06)          (0.28)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........   $    9.42         0.25             0.01           (0.34)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........   $    9.82         0.35            (0.32)          (0.43)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........   $    9.88         0.58            (0.05)          (0.59)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        FROM NET   NET ASSET   ------------------------------------------------
                                                        REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                           GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..            0.00   $    8.52             4.73%    1.21%     (0.18)%       1.03%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............            0.00   $    8.51             4.32%    1.23%     (0.14)%       1.09%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........            0.00   $    8.69             4.54%    1.20%     (0.08)%       1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........            0.00   $    8.66             5.23%    1.16%     (0.04)%       1.12%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            0.00   $    8.28             6.82%    1.18%     (0.06)%       1.12%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........            0.00   $    8.93             7.95%    1.30%     (0.17)%       1.13%

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..            0.00   $    8.52             4.90%    1.38%     (0.52)%       0.86%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............            0.00   $    8.52             4.41%    1.15%     (0.14)%       1.01%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........            0.00   $    8.69             4.68%    1.03%     (0.04)%       0.99%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........            0.00   $    8.66             5.48%    0.98%     (0.01)%       0.97%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            0.00   $    8.29             7.18%    0.93%     (0.01)%       0.92%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........            0.00   $    8.93             8.45%    0.84%      0.00%        0.84%

ULTRA SHORT-TERM INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..            0.00   $    9.12             4.18%    0.89%     (0.29)%       0.60%
APRIL 11, 2005(5) TO MAY 31, 2005(4) ...........            0.00   $    9.16             3.35%    0.83%     (0.24)%       0.59%

ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..            0.00   $    9.15             3.86%    1.06%     (0.26)%       0.80%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............            0.00   $    9.17             2.98%    1.15%     (0.12)%       1.03%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........            0.00   $    9.21             2.25%    1.17%     (0.05)%       1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........            0.00   $    9.33             2.37%    1.12%      0.00%        1.12%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            0.00   $    9.41             3.55%    1.11%     (0.01)%       1.10%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........            0.00   $    9.82             4.93%    1.16%     (0.03)%       1.13%

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..            0.00   $    9.15             4.32%    0.61%     (0.26)%       0.35%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............            0.00   $    9.17             3.60%    0.51%     (0.09)%       0.42%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........            0.00   $    9.21             2.99%    0.41%     (0.03)%       0.38%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........            0.00   $    9.33             3.16%    0.37%      0.00%        0.37%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            0.00   $    9.41             4.36%    0.36%     (0.01)%       0.35%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........            0.00   $    9.82             6.09%    0.36%      0.00%        0.36%

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..            0.00   $    9.15             3.82%    1.23%     (0.39)%       0.84%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............            0.00   $    9.17             3.14%    0.99%     (0.12)%       0.87%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........            0.00   $    9.22             2.49%    0.89%     (0.03)%       0.86%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........            0.00   $    9.34             2.70%    0.85%     (0.01)%       0.84%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........            0.00   $    9.42             3.87%    0.82%      0.00%        0.82%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........            0.00   $    9.82             5.75%    0.79%      0.00%        0.79%

                                                               PORTFOLIO     NET ASSETS AT
                                                       TOTAL    TURNOVER     END OF PERIOD
                                                   RETURN(2)     RATE(3)   (000'S OMITTED)
------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND
------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..      2.55%       31%      $        35,866
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............      0.47%       31%      $        40,297
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........      4.96%       71%      $        55,553
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........     10.35%      117%      $        73,487
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........     (0.68)%      86%      $        27,751
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........     (1.92)%      73%      $        17,544

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..      2.51%       31%      $       113,348
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............      0.63%       31%      $       127,171
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........      5.08%       71%      $       164,928
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........     10.38%      117%      $       268,015
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........     (0.42)%      86%      $       200,429
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........     (1.64)%      73%      $       348,277

ULTRA SHORT-TERM INCOME FUND
------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..      1.47%       18%      $         4,500
APRIL 11, 2005(5) TO MAY 31, 2005(4) ...........      0.53%       17%      $           161

ADVISOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..      1.71%       18%      $        51,804
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............      1.55%       17%      $        59,097
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........      1.45%       26%      $        87,760
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........      2.49%       94%      $       145,769
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........     (0.06)%      50%      $        97,990
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........      5.12%       70%      $        81,827

INSTITUTIONAL CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..      1.94%       18%      $        42,714
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............      1.90%       17%      $        56,560
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........      2.19%       26%      $        59,624
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........      3.26%       94%      $       213,690
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........      0.71%       50%      $       302,379
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........      6.03%       70%      $       783,961

INVESTOR CLASS
JUNE 1, 2005 TO NOVEMBER 30, 2005 (UNAUDITED) ..      1.58%       18%      $       889,892
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............      1.51%       17%      $     1,006,961
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........      1.71%       26%      $     1,277,777
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........      2.77%       94%      $     1,994,266
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........      0.33%       50%      $     2,092,448
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........      5.47%       70%      $     2,989,665

WELLS FARGO ADVANTAGE INCOME FUNDS                 NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4)   In 2005, the Fund changed its fiscal year-end from October 31 to May 31.

(5)   Commencement of operations.

(6)   Amount calculated is less than $0.005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at November 30, 2005 was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Corporate Bond Fund, Government Securities Fund, High Income Fund, Short-Term Bond Fund, Short-Term High Yield Bond Fund and Ultra Short-Term Income Fund. Each Fund is a diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into certain Funds of the Trust.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                  Before Reorganization          After Reorganization
                                           ------------------------------------  ---------------------
                                                       Target Funds                 Acquiring Fund
------------------------------------------------------------------------------------------------------
                                           STRONG SHORT-TERM  STRONG SHORT-TERM  WELLS FARGO ADVANTAGE
   Fund                                       INCOME FUND        BOND FUND*      SHORT-TERM BOND FUND
------------------------------------------------------------------------------------------------------
   Shares:
------------------------------------------------------------------------------------------------------
     ADVISOR CLASS                                    --             979,755               979,755
------------------------------------------------------------------------------------------------------
     INSTITUTIONAL CLASS                              --           5,941,048             5,941,048
------------------------------------------------------------------------------------------------------
     INVESTOR CLASS                            6,002,996          53,271,531            60,148,795
------------------------------------------------------------------------------------------------------
   Net Assets:
------------------------------------------------------------------------------------------------------
     ADVISOR CLASS                                    --          $8,432,342            $8,432,342
------------------------------------------------------------------------------------------------------
     INSTITUTIONAL CLASS                              --          51,177,795            51,177,795
------------------------------------------------------------------------------------------------------
     INVESTOR CLASS                        $  59,185,007         458,449,144           517,634,151
------------------------------------------------------------------------------------------------------
   Unrealized appreciation (depreciation)       (226,619)         (1,975,269)           (2,201,888)
------------------------------------------------------------------------------------------------------
   Accumulated net realized losses              (425,633)       (151,537,312)         (151,962,945)
------------------------------------------------------------------------------------------------------

* Designates the accounting survivor.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds"), by share class, acquired substantially all of the net assets of the following Target Funds ("Target Funds"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code.

                           Acquiring Funds                                                          Target Funds
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE CORPORATE BOND FUND ADVISOR CLASS                                  STRONG CORPORATE BOND FUND ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE CORPORATE BOND FUND INSTITUTIONAL CLASS                      STRONG CORPORATE BOND FUND INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE CORPORATE BOND FUND INVESTOR CLASS                                STRONG CORPORATE BOND FUND INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND CLASS C                                STRONG GOVERNMENT SECURITIES FUND CLASS C
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND ADMINISTRATOR CLASS                                                          NEW
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND ADVISOR CLASS                    STRONG GOVERNMENT SECURITIES FUND ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND INSTITUTIONAL CLASS        STRONG GOVERNMENT SECURITIES FUND INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND INVESTOR CLASS                  STRONG GOVERNMENT SECURITIES FUND INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE HIGH INCOME FUND ADVISOR CLASS                                    STRONG HIGH-YIELD BOND FUND ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE HIGH INCOME FUND INSTITUTIONAL CLASS                        STRONG HIGH-YIELD BOND FUND INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE HIGH INCOME FUND INVESTOR CLASS                                  STRONG HIGH-YIELD BOND FUND INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND ADVISOR CLASS          STRONG SHORT-TERM HIGH YIELD BOND FUND ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND INVESTOR CLASS        STRONG SHORT-TERM HIGH YIELD BOND FUND INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                           Acquiring Funds                                                          Target Funds
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND ADVISOR CLASS                STRONG ULTRA SHORT-TERM INCOME FUND ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND ADMINISTRATOR CLASS                                                        NEW
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND INSTITUTIONAL CLASS    STRONG ULTRA SHORT-TERM INCOME FUND INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND INVESTOR CLASS              STRONG ULTRA SHORT-TERM INCOME FUND INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------

     The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

     Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

     Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

     Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

     Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

     Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

     Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

     The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

     The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

     Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

     For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2005.

     At May 31, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

   Fund                              Year Expires   Capital Loss Carryforwards
--------------------------------------------------------------------------------
   CORPORATE BOND FUND                   2010             $  138,935,007
--------------------------------------------------------------------------------
   HIGH INCOME FUND                      2007                  5,327,825
                                         2008                  9,294,748
                                         2009                 78,272,914
                                         2010                279,017,279
                                         2011                 28,016,734
--------------------------------------------------------------------------------
   SHORT-TERM BOND FUND                  2007                 17,351,674
                                         2009                109,813,638
                                         2010                  2,145,251
                                         2011                    263,758
                                         2013                    417,016
--------------------------------------------------------------------------------
   SHORT-TERM HIGH YIELD BOND FUND       2008                  1,077,364
                                         2009                  5,798,551
                                         2010                 65,207,342
--------------------------------------------------------------------------------
   ULTRA SHORT-TERM INCOME FUND          2007                  4,182,586
                                         2008                 17,640,972
                                         2009                 17,899,192
                                         2010                171,970,363
                                         2011                 21,629,987
                                         2012                 11,899,310
--------------------------------------------------------------------------------

     At May 31, 2005, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

   Fund                                       Deferred Post-October Capital Loss
--------------------------------------------------------------------------------
   ULTRA SHORT-TERM INCOME FUND                           $  482,795
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS

     The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2005, the following Fund(s) held futures contracts:

                                                                                                               Net Unrealized
                                                                                                                Appreciation
   Fund                              Contracts              Type             Expiration Date  Notional Amount  (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
   CORPORATE BOND FUND                47 Short   Two-Year US Treasury Notes     March 2006     $  9,640,639     $    1,248
--------------------------------------------------------------------------------------------------------------------------------
   CORPORATE BOND FUND                32 Short  Five-Year US Treasury Notes     March 2006        3,390,154            153
--------------------------------------------------------------------------------------------------------------------------------
   CORPORATE BOND FUND               197 Short   Ten-Year US Treasury Notes     March 2006       21,480,193         99,533
--------------------------------------------------------------------------------------------------------------------------------
   CORPORATE BOND FUND                39 Short       US Treasury Bonds          March 2006        4,411,875         42,556
--------------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES FUND         327 Long  Five-Year US Treasury Notes     March 2006       34,570,693         70,903
--------------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES FUND         690 Long   Ten-Year US Treasury Notes     March 2006       74,993,869       (107,078)
--------------------------------------------------------------------------------------------------------------------------------
   HIGH INCOME FUND                    9 Short   Ten-Year US Treasury Notes     March 2006          981,329          4,551
--------------------------------------------------------------------------------------------------------------------------------
   SHORT-TERM BOND FUND               100 Long  Five-Year US Treasury Notes     March 2006       10,600,255         (6,472)
--------------------------------------------------------------------------------------------------------------------------------
   SHORT-TERM HIGH YIELD BOND FUND     8 Short   Ten-Year US Treasury Notes     March 2006          872,292          4,042
--------------------------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM INCOME FUND      411 Short   Two-Year US Treasury Notes     March 2006       84,304,311         10,915
--------------------------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM INCOME FUND      472 Short  Five-Year US Treasury Notes     March 2006       50,004,775          2,265
--------------------------------------------------------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLL TRANSACTIONS

     The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

SECURITY LOANS

     The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrual interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2005, Wells Fargo Bank N.A. received 35% of the revenue earned on the securities lending activities and incurred all expenses. The value of the securities on loan and the value of the related collateral at November 30, 2005 are shown on the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

SWAP CONTRACTS

     The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values. At November 30, 2005, the Income Funds had no open swap contracts.

WHEN-ISSUED TRANSACTIONS

     Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

     The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

     Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser are entitled to be paid a monthly fee at the following annual rates:

                                                                                                           Sub-Advisory
                                                      Advisory Fees                                         Fees* (% of
                                  Average Daily       (% of Average                       Average Daily    Average Daily
   Fund                             Net Assets      Daily Net Assets)   Sub-Adviser        Net Assets       Net Assets)
-------------------------------------------------------------------------------------------------------------------------
   CORPORATE BOND FUND           $0 - $499 million        0.450        Wells Capital    $0 - $400 million      0.200
                               $500 - $999 million        0.400          Management   $400 - $800 million      0.175
                                $1 - $2.99 billion        0.350         Incorporated       > $800 million      0.150
                                $3 - $4.99 billion        0.325
                                   > $4.99 billion        0.300
-------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES FUND    $0 - $499 million        0.450        Wells Capital    $0 - $400 million      0.200
                               $500 - $999 million        0.400          Management   $400 - $800 million      0.175
                                $1 - $2.99 billion        0.350         Incorporated      > $800 million       0.150
                                $3 - $4.99 billion        0.325
                                   > $4.99 billion        0.300
-------------------------------------------------------------------------------------------------------------------------
   HIGH INCOME FUND              $0 - $499 million        0.550        Wells Capital    $0 - $400 million      0.200
                               $500 - $999 million        0.500          Management   $400 - $800 million      0.175
                                $1 - $2.99 billion        0.450         Incorporated       > $800 million      0.150
                                $3 - $4.99 billion        0.425
                                   > $4.99 billion        0.400
-------------------------------------------------------------------------------------------------------------------------
   SHORT-TERM BOND FUND          $0 - $499 million        0.450        Wells Capital    $0 - $200 million      0.200
                               $500 - $999 million        0.400          Management   $200 - $400 million      0.175
                                $1 - $2.99 billion        0.350         Incorporated       > $400 million      0.150
                                $3 - $4.99 billion        0.325
                                   > $4.99 billion        0.300
-------------------------------------------------------------------------------------------------------------------------
   SHORT-TERM HIGH YIELD         $0 - $499 million        0.550        Wells Capital    $0 - $400 million      0.200
   BOND FUND                   $500 - $999 million        0.500          Management   $400 - $800 million      0.175
                                $1 - $2.99 billion        0.450         Incorporated       > $800 million      0.150
                                $3 - $4.99 billion        0.425
                                   > $4.99 billion        0.400
-------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                           Sub-Advisory
                                                      Advisory Fees                                        Fees* (% of
                                  Average Daily       (% of Average                      Average Daily     Average Daily
   Fund                             Net Assets      Daily Net Assets)   Sub-Adviser       Net Assets        Net Assets)
   ULTRA SHORT-TERM              $0 - $499 million        0.450        Wells Capital    $0 - $400 million      0.200
   INCOME FUND                 $500 - $999 million        0.400          Management   $400 - $800 million      0.175
                                $1 - $2.99 billion        0.350         Incorporated       > $800 million      0.150
                                $3 - $4.99 billion        0.325
                                   > $4.99 billion        0.300

     * At the April 2005 meeting, the Board of the Trust reapproved the sub-advisory agreements among Funds Trust, Funds Management and the respective sub-advisers, including the compensation payable to each sub-adviser for providing investment advisory services to certain of the Wells Fargo Funds. Effective January 1, 2006, the investment sub-adviser(s) will be entitled to be paid a monthly fee at the following rates:

                                                                                            Sub-Advisory Fees
                                                                                              (% of Average
   Fund                                      Sub-Adviser         Average Daily Net Assets   Daily Net Assets)
---------------------------------------------------------------------------------------------------------------
   CORPORATE BOND FUND                Wells Capital Management          $0 - $100 million          0.200
                                            Incorporated              $100 - $300 million          0.175
                                                                      $300 - $500 million          0.150
                                                                           > $500 million          0.100
---------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES FUND         Wells Capital Management          $0 - $100 million          0.200
                                            Incorporated              $100 - $300 million          0.175
                                                                      $300 - $500 million          0.150
                                                                           > $500 million          0.100
---------------------------------------------------------------------------------------------------------------
   HIGH INCOME FUND                   Wells Capital Management          $0 - $100 million          0.350
                                            Incorporated              $100 - $300 million          0.300
                                                                      $300 - $500 million          0.250
                                                                           > $500 million          0.200
---------------------------------------------------------------------------------------------------------------
   SHORT-TERM BOND FUND               Wells Capital Management          $0 - $100 million          0.150
                                            Incorporated              $100 - $300 million          0.100
                                                                           > $300 million          0.050
---------------------------------------------------------------------------------------------------------------
   SHORT-TERM HIGH YIELD BOND FUND    Wells Capital Management          $0 - $100 million          0.350
                                            Incorporated              $100 - $300 million          0.300
                                                                      $300 - $500 million          0.250
                                                                           > $500 million          0.200
---------------------------------------------------------------------------------------------------------------
   ULTRA SHORT-TERM INCOME FUND       Wells Capital Management          $0 - $100 million          0.150
                                            Incorporated              $100 - $300 million          0.100
                                                                           > $300 million          0.050

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

     The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                             Administration Fees
                                       Average Daily            (% of Average
                                        Net Assets            Daily Net Assets)
--------------------------------------------------------------------------------
   FUND LEVEL                        $0 - $4.99 billion              0.05
                                     $5 - $9.99 billion              0.04
                                        > $9.99 billion              0.03
--------------------------------------------------------------------------------
   CLASS C                                                           0.28
--------------------------------------------------------------------------------
   ADMINISTRATOR CLASS                                               0.10
--------------------------------------------------------------------------------
   ADVISOR CLASS(1,2)                                                0.28
--------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                                               0.08
--------------------------------------------------------------------------------
   INVESTOR CLASS(1,2)                                               0.45

(1) The class-level administration fee is reduced by 0.05% for the Advisor Class and Investor Class shares of the Short-Term High Yield Bond Fund.

(2) The class-level administration fee is reduced by 0.05% for the Advisor Class and Investor Class shares of the High Income Fund.

     The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

     The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
   ALL INCOME FUNDS                                                   0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

     The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                  % of Average
   Share Class                                                  Daily Net Assets
--------------------------------------------------------------------------------
   CLASS C, ADMINISTRATOR CLASS, ADVISOR CLASS AND INVESTOR
      CLASS                                                           0.25
--------------------------------------------------------------------------------

DISTRIBUTION FEES

     The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

     For the six months ended November 30, 2005, distribution fees paid are disclosed on the Statement of Operations.

OTHER FEES

     PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WELLS FARGO ADVANTAGE INCOME FUNDS    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six months ended November 30, 2005, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                              Net Operating Expense Ratios
      Fund                                Class C     Administrator     Advisor     Institutional     Investor
---------------------------------------------------------------------------------------------------------------
      CORPORATE BOND FUND                    N/A            N/A          1.00%          0.61%           1.03%
---------------------------------------------------------------------------------------------------------------
      GOVERNMENT SECURITIES FUND            1.70%          0.70%         0.95%          0.48%           1.00%*
---------------------------------------------------------------------------------------------------------------
      HIGH INCOME FUND                       N/A            N/A          0.86%*         0.43%           0.86%
---------------------------------------------------------------------------------------------------------------
      SHORT-TERM BOND FUND                   N/A            N/A          0.85%          0.48%           0.90%
---------------------------------------------------------------------------------------------------------------
      SHORT-TERM HIGH YIELD BOND FUND        N/A            N/A          0.86%*          N/A            0.86%
---------------------------------------------------------------------------------------------------------------
      ULTRA SHORT-TERM INCOME FUND           N/A           0.60%         0.80%          0.35%           0.84%

      * Effective October 1, 2005. Prior to October 1, 2005, the net operating expense ratio in effect for the Government Securities Fund Investor Class was 1.05%, the net operating expense ratio for the High Income Fund Advisor Class was 0.91%, and the net operating expense ratio for the Short-Term High Yield Bond Fund Advisor Class was 1.10%

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six months ended November 30, 2005, were as follows:

      Fund                                                         Purchases at Cost                          Sales Proceeds
---------------------------------------------------------------------------------------------------------------------------------
      CORPORATE BOND FUND                                           $  331,978,097                            $  405,357,116
---------------------------------------------------------------------------------------------------------------------------------
      GOVERNMENT SECURITIES FUND                                     1,409,025,486                             1,609,823,045
---------------------------------------------------------------------------------------------------------------------------------
      HIGH INCOME FUND                                                 110,644,107                               134,960,653
---------------------------------------------------------------------------------------------------------------------------------
      SHORT-TERM BOND FUND                                              94,285,257                               110,126,028
---------------------------------------------------------------------------------------------------------------------------------
      SHORT-TERM HIGH YIELD BOND FUND                                   46,789,683                                67,476,051
---------------------------------------------------------------------------------------------------------------------------------
      ULTRA SHORT-TERM INCOME FUND                                     208,538,963                               238,012,905

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six months ended November 30, 2005, there were no borrowings by the Income Funds under the agreement.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

OTHER INFORMATION (UNAUDITED)                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES****

----------------------------------------------------------------------------------------------------
                    POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE        LENGTH OF SERVICE ***    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------
Thomas S. Goho      Trustee, since 1987      Associate Professor of Finance,     None
63                                           Wake Forest University, Calloway
                                             School of Business and
                                             Accountancy.
----------------------------------------------------------------------------------------------------
Peter G. Gordon     Trustee, since 1998      Chairman, CEO, and Co- Founder of   None
63                  (Chairman, since 2005)   Crystal Geyser Water Company and
                                             President of Crystal Geyser
                                             Roxane Water Company.
----------------------------------------------------------------------------------------------------
Richard M. Leach    Trustee, since 1987      Retired. Prior thereto, President   None
72                                           of Richard M. Leach Associates (a
                                             financial consulting firm).
----------------------------------------------------------------------------------------------------
Timothy J. Penny    Trustee, since 1996      Senior Counselor to the public      None
54                                           relations firm of Himle-Horner
                                             and Senior Fellow at the Humphrey
                                             Institute, Minneapolis, Minnesota
                                             (a public policy organization).
----------------------------------------------------------------------------------------------------
Donald C. Willeke   Trustee, since 1996      Principal of the law firm of        None
65                                           Willeke & Daniels.
----------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE**

                    POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE        LENGTH OF SERVICE ***    PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------
J. Tucker Morse     Trustee, since 1987      Private Investor/Real Estate        None
61                                           Developer; Chairman of White
                                             Point Capital, LLC.
----------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME FUNDS                 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                    POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE        LENGTH OF SERVICE        PAST FIVE YEARS                     OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------
Karla M. Rabusch    President, since 2003    Executive Vice President of Wells   None
46                                           Fargo Bank, N.A. and President of
                                             Wells Fargo Funds Management,
                                             LLC. Senior Vice President and
                                             Chief Administrative Officer of
                                             Wells Fargo Funds Management, LLC
                                             from 2001 to 2003. Vice President
                                             of Wells Fargo Bank, N.A. from
                                             1997 to 2000.
----------------------------------------------------------------------------------------------------
Stacie D. DeAngelo  Treasurer, since 2003    Senior Vice President of Wells      None
36                                           Fargo Bank, N.A. and Senior Vice
                                             President of Operations for Wells
                                             Fargo Funds Management, LLC.
                                             Prior thereto, Operations Manager
                                             at Scudder Weisel Capital, LLC
                                             from 2000 to 2001. Director of
                                             Shareholder Services at BISYS
                                             Fund Services from 1999 to 2000.
----------------------------------------------------------------------------------------------------
C. David Messman    Secretary, since 2000    Vice President and Managing         None
45                                           Senior Counsel of Wells Fargo
                                             Bank, N.A. and Senior Vice
                                             President and Secretary of Wells
                                             Fargo Funds Management, LLC. Vice
                                             President and Senior Counsel of
                                             Wells Fargo Bank, N.A. from 1996
                                             to 2003.
----------------------------------------------------------------------------------------------------

   * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

  ** As of November 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

 *** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

**** Effective January 1, 2006, Olivia Mitchell joined the Board of Trustees as a non-interested Trustee.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE INCOME FUNDS                         LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG        -- Association of Bay Area Governments
ADR         -- American Depositary Receipt
AMBAC       -- American Municipal Bond Assurance Corporation
AMT         -- Alternative Minimum Tax
ARM         -- Adjustable Rate Mortgages
BART        -- Bay Area Rapid Transit
CDA         -- Community Development Authority
CDSC        -- Contingent Deferred Sales Charge
CGIC        -- Capital Guaranty Insurance Company
CGY         -- Capital Guaranty Corporation
CMT         -- Constant Maturity Treasury
COFI        -- Cost of Funds Index
Connie Lee  -- Connie Lee Insurance Company
COP         -- Certificate of Participation
CP          -- Commercial Paper
CTF         -- Common Trust Fund
DW&P        -- Department of Water & Power
DWR         -- Department of Water Resources
EDFA        -- Education Finance Authority
FFCB        -- Federal Farm Credit Bank
FGIC        -- Financial Guaranty Insurance Corporation
FHA         -- Federal Housing Authority
FHLB        -- Federal Home Loan Bank
FHLMC       -- Federal Home Loan Mortgage Corporation
FNMA        -- Federal National Mortgage Association
FRN         -- Floating Rate Notes
FSA         -- Financial Security Assurance, Inc
GDR         -- Global Depositary Receipt
GNMA        -- Government National Mortgage Association
GO          -- General Obligation
HFA         -- Housing Finance Authority
HFFA        -- Health Facilities Financing Authority
IDA         -- Industrial Development Authority
IDR         -- Industrial Development Revenue
LIBOR       -- London Interbank Offered Rate
LLC         -- Limited Liability Corporation
LOC         -- Letter of Credit
LP          -- Limited Partnership
MBIA        -- Municipal Bond Insurance Association
MFHR        -- Multi-Family Housing Revenue
MUD         -- Municipal Utility District
MTN         -- Medium Term Note
PCFA        -- Pollution Control Finance Authority
PCR         -- Pollution Control Revenue
PFA         -- Public Finance Authority
PLC         -- Private Placement
PSFG        -- Public School Fund Guaranty
RAW         -- Revenue Anticipation Warrants
RDA         -- Redevelopment Authority
RDFA        -- Redevelopment Finance Authority
R&D         -- Research & Development
SFHR        -- Single Family Housing Revenue
SFMR        -- Single Family Mortgage Revenue
SLMA        -- Student Loan Marketing Association
STEERS      -- Structured Enhanced Return Trust
TBA         -- To Be Announced
TRAN        -- Tax Revenue Anticipation Notes
USD         -- Unified School District
V/R         -- Variable Rate
WEBS        -- World Equity Benchmark Shares
XLCA        -- XL Capital Assurance

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              ------------------------------------------------------

(c) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds        RT54725 01-06
                                                               SINL/SAR104 11-05



ITEM 2. CODE OF ETHICS
=======================
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
Not applicable.

ITEMS 5-6. [RESERVED]
======================

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.

ITEM 8. [RESERVED]
===================

ITEM 9. CONTROLS AND PROCEDURES
================================

(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================

(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.

                                             Wells Fargo Funds Trust


                                             By:   /s/ Karla M. Rabusch

                                                   Karla M. Rabusch
                                                   President


                                             By:   /s/ Stacie D. DeAngelo

                                                   Stacie D. DeAngelo
                                                   Treasurer

                                             Date: January 25, 2006